As filed with the SEC on May 24, 2013.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04419

TRANSAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2013 – March 31, 2013

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of March 31, 2013 are attached.

TRANSAMERICA SERIES TRUST

Quarterly Schedules of Investments

March 31, 2013

Transamerica AEGON Active Asset Allocation – Conservative VP

Transamerica AEGON Active Asset Allocation – Moderate VP

Transamerica AEGON Active Asset Allocation – Moderate Growth VP

Transamerica AEGON High Yield Bond VP

Transamerica AEGON Money Market VP

Transamerica AEGON U.S. Government Securities VP

Transamerica AllianceBernstein Dynamic Allocation VP

Transamerica Asset Allocation – Conservative VP

Transamerica Asset Allocation – Growth VP

Transamerica Asset Allocation – Moderate VP

Transamerica Asset Allocation – Moderate Growth VP

Transamerica BlackRock Global Allocation VP

Transamerica BlackRock Large Cap Value VP

Transamerica BlackRock Tactical Allocation VP

Transamerica Clarion Global Real Estate Securities VP

Transamerica Efficient Markets VP

Transamerica Hanlon Income VP

Transamerica Index 35 VP

Transamerica Index 50 VP

Transamerica Index 75 VP

Transamerica Index 100 VP

Transamerica International Moderate Growth VP

Transamerica Janus Balanced VP

Transamerica Jennison Growth VP

Transamerica JPMorgan Core Bond VP

Transamerica JPMorgan Enhanced Index VP

Transamerica JPMorgan Mid Cap Value VP

Transamerica JPMorgan Tactical Allocation VP

Transamerica Legg Mason Dynamic Allocation – Balanced VP

Transamerica Legg Mason Dynamic Allocation – Growth VP

Transamerica Madison Balanced Allocation VP

Transamerica Madison Conservative Allocation VP

Transamerica Madison Diversified Income VP

Transamerica Market Participation Strategy VP

Transamerica MFS International Equity VP

Transamerica Morgan Stanley Active International Allocation VP

Transamerica Morgan Stanley Capital Growth VP

Transamerica Morgan Stanley Mid-Cap Growth VP

Transamerica Multi-Managed Balanced VP

Transamerica Multi Managed Large Cap Core VP

Transamerica PIMCO Real Return TIPS VP

Transamerica PIMCO Tactical – Balanced VP

Transamerica PIMCO Tactical – Conservative VP

Transamerica PIMCO Tactical – Growth VP

Transamerica PIMCO Total Return VP

Transamerica ProFund UltraBear VP

Transamerica Systematic Small/Mid Cap Value VP

Transamerica T. Rowe Price Small Cap VP

Transamerica Third Avenue Value VP

Transamerica WMC Diversified Growth VP

Transamerica WMC Diversified Growth II VP

Transamerica BlackRock Global Allocation VP invests all of its investable assets in BlackRock Global Allocation V.I. which is located in this report.

Transamerica AEGON Active Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.8%
Capital Markets - 75.1%
Vanguard Extended Market ETF (A)	48,272	$3,294,564
Vanguard Intermediate-Term Bond ETF (A)	482,870	42,507,046
Vanguard Long-Term Bond ETF (A)	143,867	13,185,411
Vanguard MSCI EAFE ETF (A)	210,119	7,654,635
Vanguard S&P 500 ETF (A)	173,677	12,442,220
Vanguard Short-Term Bond ETF	534,157	43,261,375
Vanguard Short-Term Government Bond ETF (A)	217,960	13,273,764
Vanguard Total Bond Market ETF	795,355	66,523,492
Vanguard Total Stock Market ETF	194,586	15,740,062
Emerging Markets - Equity - 3.2%
Vanguard FTSE Emerging Markets ETF	214,040	9,180,176
Growth - Large Cap - 7.0%
Vanguard Growth ETF (A)	260,358	20,180,348
Growth - Small Cap - 2.1%
Vanguard Small-Capital ETF (A)	66,167	6,031,122
Region Fund - Asian Pacific - 3.6%
Vanguard MSCI Pacific ETF (A)	181,898	10,555,541
Region Fund - European - 1.5%
Vanguard MSCI European ETF	86,649	4,257,065
Value - Large Cap - 7.3%
Vanguard Value ETF (A)	325,306	21,340,074

Total Investment Companies (cost $282,375,355)		289,426,895

SECURITIES LENDING COLLATERAL - 7.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (B)	20,770,716	20,770,716

Total Securities Lending Collateral (cost $20,770,716)		20,770,716

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
State Street Bank & Trust Co. 0.03% (B), dated 03/28/2013, to be repurchased at $1,299,805 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 02/01/2032, and with a value of $1,329,055.	$1,299,801	1,299,801

Total Repurchase Agreement (cost $1,299,801)		1,299,801

Total Investment Securities (cost $304,445,872) (C)		311,497,412
Other Assets and Liabilities - Net		(21,360,954)

Net Assets		$290,136,458

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica AEGON Active Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $20,328,793. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at March 31, 2013.
(C)	Aggregate cost for federal income tax purposes is $304,445,872. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $7,971,611 and $920,071, respectively. Net unrealized appreciation for tax purposes is $7,051,540.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Investment Companies	$289,426,895	$—	$—	$289,426,895
Securities Lending Collateral	20,770,716	—	—	20,770,716
Repurchase Agreement	—	1,299,801	—	1,299,801

Total Investment Securities	$310,197,611	$1,299,801	$—	$311,497,412

Other Liabilities (E)
Collateral for Securities on Loan	$—	$(20,770,716)	$—	$(20,770,716)

Total Other Liabilities	$—	$(20,770,716)	$—	$(20,770,716)

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica AEGON Active Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.2%
Capital Markets - 65.1%
Vanguard Extended Market ETF	94,834	$6,472,421
Vanguard Intermediate-Term Bond ETF	528,537	46,527,112
Vanguard Long-Term Bond ETF (A)	155,654	14,265,689
Vanguard MSCI EAFE ETF (A)	432,348	15,750,438
Vanguard S&P 500 ETF (A)	351,224	25,161,687
Vanguard Short-Term Bond ETF	588,370	47,652,086
Vanguard Short-Term Government Bond ETF	240,094	14,621,725
Vanguard Total Bond Market ETF	873,614	73,069,075
Vanguard Total Stock Market ETF (A)	391,169	31,641,660
Emerging Markets - Equity - 4.5%
Vanguard FTSE Emerging Markets ETF	443,381	19,016,611
Growth - Large Cap - 9.7%
Vanguard Growth ETF	526,898	40,839,864
Growth - Small Cap - 2.8%
Vanguard Small-Capital ETF (A)	129,750	11,826,713
Region Fund - Asian Pacific - 4.9%
Vanguard MSCI Pacific ETF	361,227	20,962,003
Region Fund - European - 2.1%
Vanguard MSCI European ETF	182,165	8,949,766
Value - Large Cap - 10.1%
Vanguard Value ETF	651,909	42,765,230

Total Investment Companies (cost $404,662,943)		419,522,080

SECURITIES LENDING COLLATERAL - 4.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (B)	20,251,920	20,251,920

Total Securities Lending Collateral (cost $20,251,920)		20,251,920

	Principal	Value
REPURCHASE AGREEMENT - 2.4%
State Street Bank & Trust Co. 0.03% (B), dated 03/28/2013, to be repurchased at $10,014,955 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 02/01/2032, and with a value of $10,215,810.	$10,014,922	10,014,922

Total Repurchase Agreement (cost $10,014,922)		10,014,922

Total Investment Securities (cost $434,929,785) (C)		449,788,922
Other Assets and Liabilities - Net		(27,064,701)

Net Assets		$422,724,221

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica AEGON Active Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $19,830,255. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at March 31, 2013.
(C)	Aggregate cost for federal income tax purposes is $434,929,785. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $15,905,533 and $1,046,396, respectively. Net unrealized appreciation for tax purposes is $14,859,137.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Investment Companies	$419,522,080	$—	$—	$419,522,080
Securities Lending Collateral	20,251,920	—	—	20,251,920
Repurchase Agreement	—	10,014,922	—	10,014,922

Total Investment Securities	$439,774,000	$10,014,922	$—	$449,788,922

Other Liabilities (E)
Collateral for Securities on Loan	$—	$(20,251,920)	$—	$(20,251,920)

Total Other Liabilities	$—	$(20,251,920)	$—	$(20,251,920)

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica AEGON Active Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.7%
Capital Markets - 51.3%
Vanguard Extended Market ETF (A)	88,529	$6,042,104
Vanguard Intermediate-Term Bond ETF	186,441	16,412,401
Vanguard Long-Term Bond ETF	52,445	4,806,584
Vanguard MSCI EAFE ETF (A)	417,810	15,220,819
Vanguard S&P 500 ETF (A)	335,086	24,005,561
Vanguard Short-Term Bond ETF	212,573	17,216,287
Vanguard Short-Term Government Bond ETF (A)	92,395	5,626,856
Vanguard Total Bond Market ETF	312,280	26,119,099
Vanguard Total Stock Market ETF (A)	371,559	30,055,408
Emerging Markets - Equity - 6.5%
Vanguard FTSE Emerging Markets ETF	430,484	18,463,459
Growth - Large Cap - 13.7%
Vanguard Growth ETF (A)	502,979	38,985,902
Growth - Small Cap - 3.9%
Vanguard Small-Capital ETF (A)	120,933	11,023,043
Region Fund - Asian Pacific - 6.9%
Vanguard MSCI Pacific ETF (A)	339,933	19,726,312
Region Fund - European - 3.1%
Vanguard MSCI European ETF	178,754	8,782,184
Value - Large Cap - 14.3%
Vanguard Value ETF (A)	617,824	40,529,254

Total Investment Companies (cost $265,052,225)		283,015,273

SECURITIES LENDING COLLATERAL - 7.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (B)	19,985,930	19,985,930

Total Securities Lending Collateral (cost $19,985,930)		19,985,930

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.03% (B), dated 03/28/2013, to be repurchased at $3,506,127 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 02/01/2032, and with a value of $3,578,867.	$3,506,115	3,506,115

Total Repurchase Agreement (cost $3,506,115)		3,506,115

Total Investment Securities (cost $288,544,270) (C)		306,507,318
Other Assets and Liabilities - Net		(22,610,160)

Net Assets		$283,897,158

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica AEGON Active Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $19,562,953. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at March 31, 2013.
(C)	Aggregate cost for federal income tax purposes is $288,544,270. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $18,283,089 and $320,041, respectively. Net unrealized appreciation for tax purposes is $17,963,048.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Investment Companies	$283,015,273	$—	$—	$283,015,273
Securities Lending Collateral	19,985,930	—	—	19,985,930
Repurchase Agreement	—	3,506,115	—	3,506,115

Total Investment Securities	$303,001,203	$3,506,115	$—	$306,507,318

Other Liabilities (E)
Collateral for Securities on Loan	$—	$(19,985,930)	$—	$(19,985,930)

Total Other Liabilities	$—	$(19,985,930)	$—	$(19,985,930)

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica AEGON High Yield Bond VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Principal	Value
PREFERRED CORPORATE DEBT SECURITY - 0.9%
Commercial Banks - 0.9%
Goldman Sachs Capital II
4.00%, 06/01/2043 (A) (B)	$3,044,000	$2,560,765

Total Preferred Corporate Debt Security (cost $2,126,178)		2,560,765

CORPORATE DEBT SECURITIES - 87.6%
Aerospace & Defense - 1.1%
Bombardier, Inc.
6.13%, 01/15/2023 - 144A (B)	250,000	259,375
7.50%, 03/15/2018 - 144A (B)	140,000	159,775
7.75%, 03/15/2020 - 144A	400,000	460,000
Spirit Aerosystems, Inc.
6.75%, 12/15/2020	330,000	352,275
7.50%, 10/01/2017 (B)	735,000	780,938
Triumph Group, Inc.
8.63%, 07/15/2018	1,217,000	1,352,391
Airlines - 1.9%
American Airlines Pass-Through Trust
5.63%, 01/15/2021 - 144A	500,000	506,250
Continental Airlines Pass-Through Certificates
6.13%, 04/29/2018	546,000	548,730
Continental Airlines Pass-Through Trust
5.50%, 10/29/2020	420,000	438,900
6.90%, 04/19/2022	1,333,892	1,434,734
Delta Air Lines, Inc., Pass-Through Trust
6.38%, 01/02/2016	470,000	489,975
6.75%, 11/23/2015	494,000	519,935
U.S. Airways Pass-Through Trust
6.25%, 04/22/2023	541,898	601,507
6.75%, 06/03/2021	275,000	292,875
9.13%, 10/01/2015	805,000	865,375
Auto Components - 0.4%
Goodyear Tire & Rubber Co.
6.50%, 03/01/2021 (B)	1,064,000	1,097,250
Automobiles - 0.9%
Chrysler Group LLC / CG Co.-Issuer, Inc.
8.00%, 06/15/2019	970,000	1,063,362
8.25%, 06/15/2021 (B)	430,000	479,988
Jaguar Land Rover Automotive PLC
7.75%, 05/15/2018 - 144A	200,000	218,500
8.13%, 05/15/2021 - 144A	745,000	838,125
Beverages - 1.5%
Constellation Brands, Inc.
7.25%, 09/01/2016 (B)	1,410,000	1,600,350
7.25%, 05/15/2017	850,000	978,031
Cott Beverages, Inc.
8.13%, 09/01/2018	1,178,000	1,286,965
8.38%, 11/15/2017	650,000	696,313
Building Products - 2.1%
Associated Materials LLC / AMH New Finance, Inc.
9.13%, 11/01/2017 (B)	1,988,000	2,122,190
Euramax International, Inc.
9.50%, 04/01/2016	1,745,000	1,710,100
Ply Gem Industries, Inc.
8.25%, 02/15/2018	2,073,000	2,256,979
9.38%, 04/15/2017	270,000	297,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 1.9%
Hexion US Finance Corp.
6.63%, 04/15/2020 - 144A	$810,000	$812,025
Huntsman International LLC
8.63%, 03/15/2020 (B)	640,000	715,200
8.63%, 03/15/2021	651,000	732,375
Momentive Performance Materials, Inc.
8.88%, 10/15/2020 (B)	1,685,000	1,735,550
NOVA Chemicals Corp.
8.38%, 11/01/2016	1,090,000	1,171,750
8.63%, 11/01/2019	410,000	461,250
Commercial Banks - 0.8%
CIT Group, Inc.
4.25%, 08/15/2017	571,000	596,695
5.00%, 05/15/2017	165,000	176,962
5.25%, 03/15/2018	185,000	199,800
5.50%, 02/15/2019 - 144A	452,000	496,070
Royal Bank of Scotland Group PLC
6.13%, 12/15/2022	975,000	1,008,441
UBS AG (Escrow Shares)
5.75%, 08/15/2017	1,650,000	33,000
Commercial Services & Supplies - 3.4%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
8.25%, 01/15/2019	275,000	304,906
Ceridian Corp.
8.88%, 07/15/2019 - 144A (B)	2,165,000	2,519,519
11.00%, 03/15/2021 - 144A	334,000	358,215
11.25%, 11/15/2015 (B)	233,000	240,573
12.25%, 11/15/2015 (C)	1,170,000	1,209,487
EnergySolutions, Inc. / EnergySolutions LLC
10.75%, 08/15/2018	1,115,000	1,162,387
Hertz Corp.
5.88%, 10/15/2020	270,000	284,850
6.75%, 04/15/2019 (B)	850,000	927,563
7.50%, 10/15/2018	920,000	1,015,450
KAR Auction Services, Inc.
4.30%, 05/01/2014 (A)	599,000	599,006
United Rentals North America, Inc.
6.13%, 06/15/2023	300,000	321,000
7.38%, 05/15/2020	580,000	643,800
8.25%, 02/01/2021	536,000	607,020
Computers & Peripherals - 0.5%
Seagate HDD Cayman
6.88%, 05/01/2020	1,284,000	1,380,300
Construction & Engineering - 1.0%
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.88%, 02/15/2021 - 144A	617,000	626,255
K Hovnanian Enterprises, Inc.
7.25%, 10/15/2020 - 144A	485,000	537,137
7.50%, 05/15/2016	27,000	27,743
8.63%, 01/15/2017	375,000	394,219
9.13%, 11/15/2020 - 144A (B)	1,316,000	1,465,695
Consumer Finance - 2.8%
Ally Financial, Inc.
4.63%, 06/26/2015	480,000	502,221
5.50%, 02/15/2017 (B)	990,000	1,070,926
6.75%, 12/01/2014	900,000	965,250
Springleaf Finance Corp.
6.90%, 12/15/2017	5,404,000	5,431,020
Springleaf Finance Corp., Series MTN
5.40%, 12/01/2015	400,000	411,000

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica AEGON High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging - 2.4%
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.
4.88%, 11/15/2022 - 144A	$210,000	$207,375
Graphic Packaging International, Inc.
4.75%, 04/15/2021 (D)	285,000	288,563
7.88%, 10/01/2018	1,631,000	1,798,177
9.50%, 06/15/2017	200,000	212,500
Packaging Dynamics Corp.
8.75%, 02/01/2016 - 144A	1,505,000	1,574,606
Sealed Air Corp.
5.25%, 04/01/2023 - 144A	450,000	451,687
8.13%, 09/15/2019 - 144A (B)	895,000	1,012,469
8.38%, 09/15/2021 - 144A	498,000	570,210
Tekni-Plex, Inc.
9.75%, 06/01/2019 - 144A (B)	1,052,000	1,162,460
Diversified Consumer Services - 0.6%
Service Corp., International
7.00%, 06/15/2017 (B)	1,160,000	1,318,050
7.00%, 05/15/2019	328,000	355,880
Diversified Financial Services - 2.6%
Bank of America Corp.
8.00%, 01/30/2018 (A) (E)	1,165,000	1,309,227
Citigroup, Inc.
5.90%, 02/15/2023 (A) (B) (E)	1,152,000	1,195,575
5.95%, 01/30/2023 (A) (B) (E)	1,416,000	1,469,100
CyrusOne, LP / CyrusOne Finance Corp.
6.38%, 11/15/2022 - 144A	362,000	379,195
General Motors Corp. (Escrow Shares)
7.20%, 01/15/2049 (F)	805,000	—
General Motors Financial Co., Inc.
4.75%, 08/15/2017 - 144A	720,000	750,909
JPMorgan Chase & Co.
7.90%, 04/30/2018 (A) (E)	819,000	940,891
Nuveen Investments, Inc.
9.13%, 10/15/2017 - 144A	380,000	392,350
9.50%, 10/15/2020 - 144A	1,310,000	1,368,950
Diversified Telecommunication Services - 6.8%
CenturyLink, Inc.
5.63%, 04/01/2020 (B)	739,000	755,628
7.65%, 03/15/2042	1,511,000	1,460,004
Cincinnati Bell, Inc.
8.38%, 10/15/2020	1,176,000	1,223,040
Frontier Communications Corp.
7.63%, 04/15/2024 (D)	238,000	244,843
9.00%, 08/15/2031	3,835,000	3,959,637
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	1,289,000	1,414,677
Intelsat Jackson Holdings SA
7.25%, 04/01/2019	650,000	710,125
Koninklijke KPN NV
7.00%, 03/28/2073 - 144A (A)	375,000	370,313
Level 3 Communications, Inc.
8.88%, 06/01/2019 - 144A (B)	144,000	157,320
Level 3 Financing, Inc.
8.13%, 07/01/2019 (G) (H)	1,160,000	1,276,000
Lynx II Corp.
6.38%, 04/15/2023 - 144A (B)	665,000	696,588
Sprint Capital Corp.
8.75%, 03/15/2032	1,951,000	2,326,567
Wind Acquisition Finance SA
7.25%, 02/15/2018 - 144A	845,000	879,856
11.75%, 07/15/2017 - 144A	200,000	212,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Windstream Corp.
7.00%, 03/15/2019	$2,185,000	$2,231,431
7.50%, 04/01/2023	1,480,000	1,568,800
7.75%, 10/15/2020 (B)	912,000	989,520
Electric Utilities - 2.2%
Elwood Energy LLC
8.16%, 07/05/2026	1,755,112	1,825,317
Homer City Generation, LP
8.73%, 10/01/2026 (B) (C)	2,363,866	2,594,343
Red Oak Power LLC
9.20%, 11/30/2029	1,980,000	2,182,950
Electrical Equipment - 0.3%
Belden, Inc.
5.50%, 09/01/2022 - 144A	770,000	789,250
Energy Equipment & Services - 2.7%
Drill Rigs Holdings, Inc.
6.50%, 10/01/2017 - 144A	687,000	693,870
El Paso LLC
7.25%, 06/01/2018	3,048,000	3,497,175
Kinder Morgan Finance Co. LLC
5.70%, 01/05/2016	644,000	700,241
Regency Energy Partners, LP / Regency Energy Finance Corp.
6.88%, 12/01/2018	1,358,000	1,480,220
Stallion Oilfield Holdings, Ltd.
10.50%, 02/15/2015	1,752,000	1,848,360
Food & Staples Retailing - 1.4%
LSP Energy, LP (Escrow Shares)
8.16%, 07/15/2025 (F)	1,250,000	842
Rite Aid Corp.
7.50%, 03/01/2017 (B)	1,820,000	1,872,325
7.70%, 02/15/2027	990,000	960,300
10.25%, 10/15/2019	1,168,000	1,346,120
Food Products - 0.6%
ARAMARK Corp.
5.75%, 03/15/2020 - 144A (B)	725,000	741,313
Harmony Foods Corp.
10.00%, 05/01/2016 - 144A	151,000	162,703
Post Holdings, Inc.
7.38%, 02/15/2022	790,000	864,062
Gas Utilities - 0.1%
Star Gas Partners, LP / Star Gas Finance Co.
8.88%, 12/01/2017	409,000	419,225
Health Care Equipment & Supplies - 1.0%
Accellent, Inc.
10.00%, 11/01/2017	489,000	432,765
Biomet, Inc.
6.50%, 08/01/2020 - 144A	1,387,000	1,471,954
Hologic, Inc.
6.25%, 08/01/2020	1,120,000	1,191,400
Health Care Providers & Services - 5.6%
CHS/Community Health Systems, Inc.
7.13%, 07/15/2020	1,701,000	1,845,585
8.00%, 11/15/2019	2,725,000	3,017,937
DaVita HealthCare Partners, Inc.
6.38%, 11/01/2018 (B)	1,525,000	1,622,219
Fresenius Medical Care U.S. Finance II, Inc.
5.63%, 07/31/2019 - 144A	730,000	801,175
5.88%, 01/31/2022 - 144A (B)	200,000	223,250
HCA Holdings, Inc.
6.25%, 02/15/2021	137,000	146,076
7.75%, 05/15/2021 (B)	860,000	958,363
HCA, Inc.
6.38%, 01/15/2015 (B)	600,000	642,750
6.50%, 02/15/2020	570,000	643,031

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica AEGON High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
HCA, Inc. (continued)
7.50%, 02/15/2022	$2,042,000	$2,348,300
7.88%, 02/15/2020	900,000	994,500
HealthSouth Corp.
7.75%, 09/15/2022 (B)	1,824,000	1,983,600
LifePoint Hospitals, Inc.
6.63%, 10/01/2020 (B)	1,580,000	1,714,300
Hotels, Restaurants & Leisure - 6.4%
Ameristar Casinos, Inc.
7.50%, 04/15/2021	1,755,000	1,923,919
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/2018 (B)	2,200,000	1,498,750
11.25%, 06/01/2017	285,000	303,169
12.75%, 04/15/2018 (B)	1,910,000	1,489,800
Caesars Operating Escrow LLC / Caesars Escrow Corp.
9.00%, 02/15/2020 - 144A (B)	458,000	460,862
CityCenter Holdings LLC / CityCenter Finance Corp.
10.75%, 01/15/2017 (B) (C)	817,200	903,006
GWR Operating Partnership LLP
10.88%, 04/01/2017	2,284,000	2,580,920
MGM Resorts International
10.00%, 11/01/2016 (B)	1,375,000	1,639,687
11.38%, 03/01/2018 (B)	2,940,000	3,741,150
Royal Caribbean Cruises, Ltd.
7.00%, 06/15/2013	125,000	126,250
7.25%, 06/15/2016	312,000	352,950
Seneca Gaming Corp.
8.25%, 12/01/2018 - 144A	600,000	642,000
Viking Cruises, Ltd.
8.50%, 10/15/2022 - 144A	1,201,000	1,321,100
WMG Acquisition Corp.
6.00%, 01/15/2021 - 144A	828,000	867,330
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
7.75%, 08/15/2020 (B)	1,135,000	1,272,619
Household Durables - 4.3%
Beazer Homes USA, Inc.
6.63%, 04/15/2018	826,000	892,080
7.25%, 02/01/2023 - 144A (B)	1,018,000	1,038,360
9.13%, 06/15/2018	1,356,000	1,457,700
Brookfield Residential Properties, Inc.
6.50%, 12/15/2020 - 144A	702,000	751,140
DR Horton, Inc.
4.75%, 02/15/2023 (B)	1,214,000	1,215,517
Jarden Corp.
7.50%, 05/01/2017 - 01/15/2020	1,946,000	2,144,080
KB Home
7.25%, 06/15/2018	178,000	195,800
9.10%, 09/15/2017	1,540,000	1,809,500
Meritage Homes Corp.
7.00%, 04/01/2022 (B)	396,000	441,045
7.15%, 04/15/2020	1,240,000	1,382,600
PulteGroup, Inc.
6.13%, 11/15/2013 (F)	690,000	—
Standard Pacific Corp.
8.38%, 05/15/2018 - 01/15/2021	973,000	1,150,383
Tempur-Pedic International, Inc.
6.88%, 12/15/2020 - 144A	537,000	573,247
Household Products - 1.3%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75%, 10/15/2020 (B)	319,000	324,981
6.88%, 02/15/2021	100,000	106,500
7.13%, 04/15/2019	2,395,000	2,571,631

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Products (continued)
Sun Products Corp.
7.75%, 03/15/2021 - 144A	$968,000	$975,260
Independent Power Producers & Energy Traders - 1.8%
Calpine Corp.
7.25%, 10/15/2017 - 144A	1,350,000	1,431,000
7.88%, 07/31/2020 - 144A	810,000	886,950
NRG Energy, Inc.
7.63%, 01/15/2018 - 05/15/2019	2,265,000	2,513,762
8.25%, 09/01/2020	300,000	338,625
8.50%, 06/15/2019	105,000	115,238
Insurance - 1.1%
Genworth Financial, Inc.
6.15%, 11/15/2066 (A) (B)	1,478,000	1,352,370
Prudential Financial, Inc.
5.20%, 03/15/2044 (A) (B)	500,000	501,250
Sompo Japan Insurance, Inc.
5.33%, 03/28/2073 - 144A (A)	1,500,000	1,496,250
IT Services - 0.9%
SunGard Data Systems, Inc.
6.63%, 11/01/2019 - 144A	432,000	446,040
7.38%, 11/15/2018	1,500,000	1,605,000
Unisys Corp.
6.25%, 08/15/2017 (B)	543,000	587,797
Media - 7.5%
Cablevision Systems Corp.
5.88%, 09/15/2022 (B)	294,000	290,693
7.75%, 04/15/2018 (B)	1,668,000	1,870,245
8.00%, 04/15/2020 (B)	684,000	769,500
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 02/15/2023	780,000	756,600
5.75%, 09/01/2023 - 144A	1,194,000	1,196,985
6.50%, 04/30/2021	550,000	581,625
7.25%, 10/30/2017 (B)	1,037,000	1,118,664
7.88%, 04/30/2018 (B)	1,423,000	1,513,716
Cequel Communications Holdings I LLC / Cequel Capital Corp.
6.38%, 09/15/2020 - 144A	693,000	718,987
8.63%, 11/15/2017 - 144A	1,160,000	1,239,750
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022 - 144A	850,000	886,125
6.50%, 11/15/2022 - 144A (B)	1,937,000	2,043,535
7.63%, 03/15/2020	150,000	155,063
7.63%, 03/15/2020 (B)	1,668,000	1,740,975
DISH DBS Corp.
4.63%, 07/15/2017 (B)	1,330,000	1,379,875
5.88%, 07/15/2022	1,044,000	1,094,895
7.75%, 05/31/2015	605,000	671,550
7.88%, 09/01/2019 (B)	800,000	948,000
Nara Cable Funding, Ltd.
8.88%, 12/01/2018 - 144A	605,000	633,737
ONO Finance II PLC
10.88%, 07/15/2019 - 144A	600,000	621,000
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
7.50%, 03/15/2019 - 144A	961,000	1,051,094
Univision Communications, Inc.
6.88%, 05/15/2019 - 144A	346,000	370,220
7.88%, 11/01/2020 - 144A	970,000	1,067,000
Metals & Mining - 0.8%
AK Steel Corp.
8.38%, 04/01/2022 (B)	980,000	864,850
8.75%, 12/01/2018 - 144A	1,200,000	1,323,000

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica AEGON High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
American Gilsonite Co.
11.50%, 09/01/2017 - 144A	$215,000	$228,438
Multiline Retail - 0.7%
Brookstone Co., Inc.
13.00%, 10/15/2014 - 144A	747,000	739,530
JC Penney Corp., Inc.
6.38%, 10/15/2036	282,000	211,500
7.40%, 04/01/2037 (B)	960,000	765,600
7.95%, 04/01/2017	300,000	282,750
Oil, Gas & Consumable Fuels - 4.9%
Chesapeake Energy Corp.
6.13%, 02/15/2021 (B)	867,000	922,271
6.63%, 08/15/2020 (B)	727,000	794,247
CONSOL Energy, Inc.
6.38%, 03/01/2021 (B)	240,000	247,800
8.00%, 04/01/2017 (B)	225,000	243,000
8.25%, 04/01/2020 (B)	570,000	631,275
Continental Resources, Inc.
7.13%, 04/01/2021	350,000	396,375
8.25%, 10/01/2019	740,000	823,250
Energy Transfer Equity, LP
7.50%, 10/15/2020 (B)	2,274,000	2,620,785
Homer City Generation, LP
8.14%, 10/01/2019 (C)	317,649	345,443
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019 - 144A	775,000	792,438
7.75%, 02/01/2021	900,000	965,250
8.63%, 04/15/2020	770,000	848,925
Newfield Exploration Co.
5.63%, 07/01/2024 (B)	260,000	268,450
6.88%, 02/01/2020 (B)	475,000	509,438
Pioneer Natural Resources Co.
6.88%, 05/01/2018	585,000	712,716
Plains Exploration & Production Co.
6.13%, 06/15/2019	860,000	941,700
6.50%, 11/15/2020	976,000	1,078,480
6.75%, 02/01/2022	325,000	361,969
SM Energy Co.
6.50%, 11/15/2021	810,000	884,925
6.50%, 01/01/2023 (B)	300,000	328,500
Paper & Forest Products - 0.5%
Ainsworth Lumber Co., Ltd.
7.50%, 12/15/2017 - 144A	365,000	397,850
Boise Cascade LLC/Boise Cascade Finance Corp.
6.38%, 11/01/2020 - 144A	1,117,000	1,185,416
Personal Products - 0.2%
Revlon Consumer Products Corp.
5.75%, 02/15/2021 - 144A (B)	523,000	524,961
Pharmaceuticals - 0.6%
Valeant Pharmaceuticals International, Inc.
6.88%, 12/01/2018 - 144A	1,450,000	1,557,844
7.00%, 10/01/2020 - 144A	300,000	323,250
Real Estate Investment Trusts - 0.8%
Felcor Lodging, LP
5.63%, 03/01/2023 - 144A	621,000	632,644
Host Hotels & Resorts, LP
5.88%, 06/15/2019 (B)	1,150,000	1,263,562
6.00%, 10/01/2021	500,000	578,125
Real Estate Management & Development - 1.4%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/2018 - 144A (B)	2,170,000	2,327,325

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Management & Development (continued)
Mattamy Group Corp.
6.50%, 11/15/2020 - 144A	$780,000	$778,050
Realogy Corp.
11.50%, 04/15/2017 (G) (H)	960,000	1,021,200
Road & Rail - 1.3%
Aviation Capital Group Corp.
4.63%, 01/31/2018 - 144A	431,000	444,654
6.75%, 04/06/2021 - 144A	1,060,000	1,178,776
7.13%, 10/15/2020 - 144A	520,000	590,505
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
9.75%, 03/15/2020 (B)	1,545,000	1,823,116
Semiconductors & Semiconductor Equipment - 1.9%
Freescale Semiconductor, Inc.
9.25%, 04/15/2018 - 144A	1,200,000	1,317,000
10.13%, 03/15/2018 - 144A	1,188,000	1,315,710
NXP BV / NXP Funding LLC
5.75%, 03/15/2023 - 144A	525,000	535,500
9.75%, 08/01/2018 - 144A	2,187,000	2,493,180
Software - 1.4%
First Data Corp.
6.75%, 11/01/2020 - 144A	1,409,000	1,468,882
7.38%, 06/15/2019 - 144A	653,000	694,629
8.75%, 01/15/2022 - 144A (B) (C)	1,183,000	1,251,022
8.88%, 08/15/2020 - 144A	396,000	442,530
Interface Security Systems Holdings, Inc. / Interface Security Systems LLC
9.25%, 01/15/2018 - 144A	275,000	283,938
Specialty Retail - 0.7%
Claire’s Stores, Inc.
6.13%, 03/15/2020 - 144A	318,000	325,950
9.00%, 03/15/2019 - 144A	1,645,000	1,858,850
9.63%, 06/01/2015 (C)	346	349
Textiles, Apparel & Luxury Goods - 1.5%
Jones Group, Inc.
6.13%, 11/15/2034	1,626,000	1,384,132
Jones Group, Inc. / Apparel Group Hold / Apparel Group USA / Footwear Acc Retail
6.88%, 03/15/2019	925,000	979,344
Levi Strauss & Co.
6.88%, 05/01/2022 (B)	1,646,000	1,802,370
PVH Corp.
7.38%, 05/15/2020	360,000	401,400
Trading Companies & Distributors - 0.7%
International Lease Finance Corp.
8.63%, 09/15/2015 (B)	1,956,000	2,224,950
Wireless Telecommunication Services - 2.3%
Cricket Communications, Inc.
7.75%, 05/15/2016 - 10/15/2020	2,500,000	2,565,900
MetroPCS Wireless, Inc.
6.63%, 04/01/2023 - 144A (B)	1,500,000	1,530,000
Sprint Nextel Corp.
8.38%, 08/15/2017 (B)	2,305,000	2,682,444

Total Corporate Debt Securities (cost $248,393,051)		263,568,907

CONVERTIBLE BONDS - 3.9%
Auto Components - 0.1%
Lear Corp.
7.88%, 03/15/2018 (B)	292,000	316,820
Diversified Financial Services - 0.1%
Rivers Pittsburgh Borrower, LP/Rivers Pittsburgh Finance Corp.
9.50%, 06/15/2019 - 144A	375,000	409,688

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica AEGON High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CONVERTIBLE BONDS (continued)
Diversified Telecommunication Services - 0.4%
Level 3 Financing, Inc.
8.63%, 07/15/2020	$1,000,000	$1,115,000
Electric Utilities - 0.4%
InterGen NV
9.00%, 06/30/2017 - 144A (B)	1,400,000	1,375,500
Energy Equipment & Services - 1.1%
NuStar Logistics, LP
8.15%, 04/15/2018	2,788,000	3,189,795
Hotels, Restaurants & Leisure - 0.6%
NCL Corp., Ltd.
5.00%, 02/15/2018 - 144A	242,000	246,538
Regal Cinemas Corp.
8.63%, 07/15/2019	1,331,000	1,475,746
Insurance - 1.2%
Lincoln National Corp.
7.00%, 05/17/2066 (A)	3,423,000	3,508,575

Total Convertible Bonds (cost $11,094,354)		11,637,662

LOAN ASSIGNMENTS - 0.4%
Diversified Telecommunication Services - 0.3%
Level 3 Financing, Inc., Tranche B
4.75%, 02/01/2016 (A)	995,000	1,005,447
Real Estate Management & Development - 0.1%
Realogy Group LLC, Extended
4.46%, 10/10/2016 (A) (G) (H)	21,159	21,159
4.50%, 03/05/2020 (A)	324,601	328,760

Total Loan Assignments (cost $1,332,718)		1,355,366

	Shares	Value
PREFERRED STOCKS - 2.2%
Commercial Banks - 0.4%
GMAC Capital Trust I - Series 2, 8.13% (A)	50,500	1,373,600
Consumer Finance - 1.2%
Ally Financial, Inc. 144A, 7.00%	1,077	1,065,086
Ally Financial, Inc. - Series A, 8.50% (A)	94,075	2,519,328
Insurance - 0.6%
Hartford Financial Services Group, Inc., 7.88% (A) (B)	57,251	1,723,255

Total Preferred Stocks (cost $5,474,533)		6,681,269

COMMON STOCKS - 1.0%
Automobiles - 0.0% (I)
General Motors Co. (B) (J)	3,292	91,583
Motors Liquidation Co. GUC Trust (B) (J)	826	22,302
Independent Power Producers & Energy Traders - 1.0%
Dynegy, Inc. (J)	122,307	2,934,145

Total Common Stocks (cost $3,752,261)		3,048,030

	Shares	Value
WARRANTS - 0.0% (I)
Automobiles - 0.0% (I)
General Motors Co., Class A (J)
Expiration: 07/10/2016
Exercise Price: $10.00	58	$1,073
General Motors Co., Class A (J)
Expiration: 07/10/2019
Exercise Price: $18.33	58	684

Total Warrants (cost $ - )		1,757

SECURITIES LENDING COLLATERAL - 21.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (K)	64,086,406	64,086,406

Total Securities Lending Collateral (cost $64,086,406)		64,086,406

	Principal	Value
REPURCHASE AGREEMENT - 2.0%
State Street Bank & Trust Co. 0.03% (K), dated 03/28/2013, to be repurchased at $6,097,281 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 10/20/2027, and with a value of $6,220,758.	$6,097,261	6,097,261

Total Repurchase Agreement (cost $6,097,261)		6,097,261

Total Investment Securities (cost $342,356,762) (L)		359,037,423
Other Assets and Liabilities - Net		(58,142,664)

Net Assets		$300,894,759

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica AEGON High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of March 31, 2013.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $62,787,260. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If a security makes cash payment in addition to in-kind, the cash rate is disclosed separately.
(D)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(E)	The security has a perpetual maturity. The date shown is the next call date.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $842, or less than 0.01% of the portfolio’s net assets.
(G)	Restricted security. At March 31, 2013, the portfolio owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Corporate Debt Securities	Level 3 Financing, Inc.	07/09/2012	$1,160,922	$1,276,000	0.42%
Corporate Debt Securities	Realogy Corp.	07/11/2012	898,280	1,021,200	0.34
Loan Assignments	Realogy Group LLC, Extended	07/11/2012	20,625	21,159	0.01

			$2,079,827	$2,318,359	0.77%

(H)	Illiquid. Total aggregate market value of illiquid securities is $2,318,359, or 0.77% of the portfolio’s net assets.
(I)	Percentage rounds to less than 0.1%.
(J)	Non-income producing security.
(K)	Rate shown reflects the yield at March 31, 2013.
(L)	Aggregate cost for federal income tax purposes is $342,356,762. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $18,790,294 and $2,109,633, respectively. Net unrealized appreciation for tax purposes is $16,680,661.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities aggregated $74,683,400 or 24.82% of the portfolio’s net assets.
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica AEGON High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

VALUATION SUMMARY: (M)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Preferred Corporate Debt Security	$—	$2,560,765	$—	$2,560,765
Corporate Debt Securities
Aerospace & Defense	—	3,364,754	—	3,364,754
Airlines	—	5,698,281	—	5,698,281
Auto Components	—	1,097,250	—	1,097,250
Automobiles	—	2,599,975	—	2,599,975
Beverages	—	4,561,659	—	4,561,659
Building Products	—	6,386,269	—	6,386,269
Chemicals	—	5,628,150	—	5,628,150
Commercial Banks	—	2,510,968	—	2,510,968
Commercial Services & Supplies	—	10,193,776	—	10,193,776
Computers & Peripherals	—	1,380,300	—	1,380,300
Construction & Engineering	—	3,051,049	—	3,051,049
Consumer Finance	—	8,380,417	—	8,380,417
Containers & Packaging	—	7,278,047	—	7,278,047
Diversified Consumer Services	—	1,673,930	—	1,673,930
Diversified Financial Services	—	7,806,197	0	7,806,197
Diversified Telecommunication Services	—	20,476,349	—	20,476,349
Electric Utilities	—	6,602,610	—	6,602,610
Electrical Equipment	—	789,250	—	789,250
Energy Equipment & Services	—	8,219,866	—	8,219,866
Food & Staples Retailing	—	4,178,745	842	4,179,587
Food Products	—	1,768,078	—	1,768,078
Gas Utilities	—	419,225	—	419,225
Health Care Equipment & Supplies	—	3,096,119	—	3,096,119
Health Care Providers & Services	—	16,941,086	—	16,941,086
Hotels, Restaurants & Leisure	—	19,123,512	—	19,123,512
Household Durables	—	13,051,452	0	13,051,452
Household Products	—	3,978,372	—	3,978,372
Independent Power Producers & Energy Traders	—	5,285,575	—	5,285,575
Insurance	—	3,349,870	—	3,349,870
IT Services	—	2,638,837	—	2,638,837
Media	—	22,719,834	—	22,719,834
Metals & Mining	—	2,416,288	—	2,416,288
Multiline Retail	—	1,999,380	—	1,999,380
Oil, Gas & Consumable Fuels	—	14,717,237	—	14,717,237
Paper & Forest Products	—	1,583,266	—	1,583,266
Personal Products	—	524,961	—	524,961
Pharmaceuticals	—	1,881,094	—	1,881,094
Real Estate Investment Trusts	—	2,474,331	—	2,474,331
Real Estate Management & Development	—	4,126,575	—	4,126,575
Road & Rail	—	4,037,051	—	4,037,051
Semiconductors & Semiconductor Equipment	—	5,661,390	—	5,661,390
Software	—	4,141,001	—	4,141,001
Specialty Retail	—	2,185,149	—	2,185,149
Textiles, Apparel & Luxury Goods	—	4,567,246	—	4,567,246
Trading Companies & Distributors	—	2,224,950	—	2,224,950
Wireless Telecommunication Services	—	6,778,344	—	6,778,344
Convertible Bonds	—	11,637,662	—	11,637,662
Loan Assignments	—	1,355,366	—	1,355,366
Preferred Stocks	6,681,269	—	—	6,681,269
Common Stocks	3,048,030	—	—	3,048,030
Warrants	1,757	—	—	1,757
Securities Lending Collateral	64,086,406	—	—	64,086,406
Repurchase Agreement	—	6,097,261	—	6,097,261

Total Investment Securities	$73,817,462	$285,219,119	$842	$359,037,423

Other Liabilities (N)
Collateral for Securities on Loan	$—	$(64,086,406)	$—	$(64,086,406)

Total Other Liabilities	$—	$(64,086,406)	$—	$(64,086,406)

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica AEGON High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

(M)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(N)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (O)	Transfers into Level 3 (P)	Transfers out of Level 3	Ending Balance at March 31, 2013 (Q)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2013 (O)
Corporate Debt Securities	$0	$—	$—	$—	$—	$—	$842	$—	$842	$—

Total	$0	$—	$—	$—	$—	$—	$842	$—	$842	$—

(O)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(P)	Transferred into Level 3 because of unavailability of observable inputs.
(Q)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica AEGON Money Market VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 3.1%
Commercial Banks - 3.1%
Deutsche Bank AG
4.88%, 05/20/2013	$7,500,000	$7,547,998
Svenska Handelsbanken
0.83%, 09/25/2013 (A)	10,700,000	10,723,289

Total Corporate Debt Securities (cost $18,271,287)		18,271,287

CERTIFICATES OF DEPOSIT - 9.5%
Commercial Banks - 9.5%
Barclays Bank PLC
0.91%, 04/02/2013 - 144A (B)	13,500,000	13,500,000
Credit Suisse NY
0.23%, 06/11/2013	7,500,000	7,500,000
Mitsubishi UFJ Trust & Banking Corp.
0.33%, 04/29/2013	20,000,000	20,000,000
Skandinaviska Enskilda Banken AB
0.58%, 06/07/2013	15,000,000	15,000,000

Total Certificates of Deposit (cost $56,000,000)		56,000,000

COMMERCIAL PAPER - 64.1%
Capital Markets - 4.9%
Royal Park Investments Funding Corp.
0.80%, 07/08/2013 - 144A	20,000,000	19,955,111
0.88%, 08/13/2013 - 144A	9,000,000	8,986,642
Commercial Banks - 28.8%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.12%, 04/03/2013	2,200,000	2,199,963
Deutsche Bank Financial LLC
0.28%, 04/29/2013	3,000,000	2,999,277
Hess Corp.
0.33%, 12/02/2013 (A)	10,500,000	10,500,066
HSBC USA, Inc.
0.22%, 05/20/2013	6,000,000	5,998,093
0.24%, 05/23/2013	6,050,000	6,047,782
0.25%, 06/04/2013	4,000,000	3,998,139
0.27%, 06/05/2013	8,900,000	8,895,461
KFW
0.24%, 07/01/2013 - 144A	5,000,000	4,996,867
Mizuho Funding LLC
0.33%, 07/08/2013 - 144A	16,000,000	15,985,411
National Australia Funding Delaware, Inc.
0.24%, 08/05/2013 - 144A	3,000,000	2,997,420
Skandinaviska Enskilda Banken AB
0.28%, 08/26/2013 - 144A	10,000,000	9,988,125
Societe Generale North America, Inc.
0.15%, 04/03/2013	20,000,000	19,999,597
Standard Chartered Bank
0.14%, 04/23/2013 - 144A	15,000,000	14,998,542
0.25%, 07/11/2013 - 144A	2,700,000	2,698,050
Sumitomo Mitsui Banking Corp.
0.36%, 04/12/2013 - 144A	15,000,000	14,997,929
Swedbank AB
0.29%, 06/28/2013	10,000,000	9,992,669
0.32%, 05/02/2013	9,000,000	8,997,280
Westpac Banking Corp.
0.34%, 01/10/2014 - 144A (A)	13,500,000	13,500,000
Westpac Securities NZ, Ltd.
0.24%, 08/19/2013 - 144A	10,000,000	9,990,467

	Principal	Value
COMMERCIAL PAPER (continued)
Diversified Financial Services - 27.9%
CAFCO LLC
0.26%, 05/23/2013 - 144A	$2,200,000	$2,199,126
0.30%, 06/26/2013 - 144A	12,000,000	11,991,100
0.31%, 05/31/2013 - 144A	8,300,000	8,295,497
0.34%, 05/29/2013 - 144A	5,000,000	4,997,119
Cancara Asset Securitisation LLC
0.19%, 04/22/2013 - 144A	5,000,000	4,999,367
0.22%, 04/16/2013 - 144A	15,000,000	14,998,350
CIESCO LLC
0.27%, 05/20/2013 - 144A	3,000,000	2,998,830
0.32%, 06/24/2013 - 144A	5,000,000	4,996,133
Harley-Davidson Financial Services, Inc.
0.27%, 05/06/2013 - 144A	2,000,000	1,999,430
ING US Funding LLC
0.27%, 05/03/2013	6,000,000	5,998,425
0.34%, 09/04/2013	2,000,000	1,996,997
Kells Funding LLC
0.28%, 11/04/2013 - 144A	16,000,000	15,996,222
Mont Blanc Capital Corp.
0.29%, 06/05/2013 - 06/11/2013 - 144A	6,200,000	6,196,546
0.30%, 05/03/2013 - 06/19/2013 - 144A	15,565,000	15,558,471
Nieuw Amsterdam Receivables Corp.
0.20%, 04/18/2013 - 144A	3,000,000	2,999,667
0.25%, 05/02/2013 - 144A	15,000,000	14,996,458
Nordea North America, Inc.
0.24%, 06/24/2013	9,900,000	9,894,258
Regency Markets No. 1 LLC
0.24%, 04/15/2013 - 144A	10,854,000	10,852,770
Sheffield Receivables Corp.
0.24%, 07/25/2013 - 144A	15,000,000	14,988,200
Straight-A Funding LLC
0.18%, 06/03/2013	7,036,000	7,033,678
Electric Utilities - 1.8%
American Electric Power Co., Inc.
0.31%, 04/04/2013 - 144A	2,750,000	2,749,858
Duke Energy Corp.
0.28%, 04/18/2013 - 144A	2,750,000	2,749,572
Pacific Gas & Electric Co.
0.24%, 04/04/2013 - 144A	2,500,000	2,499,900
Westar Energy, Inc.
0.34%, 04/03/2013 - 144A	2,750,000	2,749,870
Multi-Utilities - 0.7%
Dominion Resources
0.33%, 05/06/2013 - 144A	2,750,000	2,749,042
MidAmerican Energy Holdings Co.
0.29%, 04/16/2013 - 144A	1,250,000	1,249,819

Total Commercial Paper (cost $377,457,596)		377,457,596

DEMAND NOTE - 2.3%
Cash Equivalent - 2.3%
Goldman Sachs Co. Promissory Note
0.50%, 05/24/2013 (B)	13,500,000	13,500,000

Total Demand Note (cost $13,500,000)		13,500,000

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica AEGON Money Market VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS - 20.9%
Goldman Sachs & Co. 0.20% (C), dated 03/28/2013, to be repurchased at $34,800,733 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 09/15/2042, and with a value of $35,496,001.	$34,800,000	$34,800,000
JPMorgan Securities, Inc. 0.17% (C), dated 03/28/2013, to be repurchased at $25,000,472 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 0.38%, due 08/28/2014, and with a value of $25,002,707.	25,000,000	25,000,000
JPMorgan Securities, Inc. 0.17% (C), dated 03/20/2013, to be repurchased at $63,001,190 on 04/01/2013. Collateralized by U.S. Government Obligations, 0%-4.4%, due 04/15/2013-12/05/2022, and with a total value of $63,004,183.	63,000,000	63,000,000
State Street Bank & Trust Co. 0.03% (C), dated 03/28/2013, to be repurchased $102,627 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.048%, due 01/01/2042, and with a value of $108,032.	102,627	102,627

Total Repurchase Agreements (cost $122,902,627)		122,902,627

Total Investment Securities (cost $588,131,510) (D)		588,131,510
Other Assets and Liabilities - Net		620,791

Net Assets		$588,752,301

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of March 31, 2013.
(B)	Illiquid. Total aggregate market value of illiquid securities is $27,000,000, or 4.59% of the portfolio’s net assets.
(C)	Rate shown reflects the yield at March 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $588,131,510.

DEFINITION:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities aggregated $286,405,911 or 48.65% of the portfolio’s net assets.

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Corporate Debt Securities	$—	$18,271,287	$—	$18,271,287
Certificates of Deposit	—	56,000,000	—	56,000,000
Commercial Paper	—	377,457,596	—	377,457,596
Demand Note	—	13,500,000	—	13,500,000
Repurchase Agreements	—	122,902,627	—	122,902,627

Total Investment Securities	$—	$588,131,510	$—	$588,131,510

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica AEGON U.S. Government Securities VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 30.4%
U.S. Treasury Bond
2.75%, 11/15/2042 (A)	$22,000,000	$20,391,250
3.50%, 02/15/2039	9,000,000	9,786,096
5.00%, 05/15/2037	2,000,000	2,723,438
6.13%, 11/15/2027	34,000,000	49,624,054
U.S. Treasury Note
0.25%, 10/31/2014 - 07/15/2015	45,000,000	44,993,755
0.38%, 04/15/2015 - 11/15/2015	19,000,000	19,032,182
0.50%, 07/31/2017	40,000,000	39,771,880
0.88%, 11/30/2016 - 02/28/2017	36,650,000	37,144,557
1.00%, 09/30/2016	9,000,000	9,168,048
1.38%, 09/30/2018	12,300,000	12,630,563
1.63%, 11/15/2022	22,940,000	22,533,182

Total U.S. Government Obligations (cost $265,807,687)		267,799,005

U.S. GOVERNMENT AGENCY OBLIGATIONS - 43.8%
Fannie Mae
Zero Coupon, 10/09/2019	17,575,000	15,575,211
1.98%, 06/25/2021	2,545,648	2,596,375
3.22%, 02/01/2015	11,393,723	11,799,996
5.00%, 06/25/2019 - 04/25/2034	2,561,410	2,688,360
Fannie Mae, TBA
3.50%	138,000,000	145,374,375
Freddie Mac
2.37%, 05/25/2022	10,000,000	10,047,970
4.00%, 08/15/2028 - 02/15/2029	5,703,401	5,899,168
5.00%, 07/15/2018 - 11/15/2032	1,193,877	1,259,526
6.25%, 07/15/2032 (A)	5,000,000	7,268,875
Freddie Mac, Series MTN
Zero Coupon, 11/29/2019	17,967,000	15,714,369
Ginnie Mae
3.28%, 07/16/2037	345,354	346,264
3.95%, 07/15/2025	7,277,462	7,850,210
4.00%, 08/20/2037	3,780,961	3,954,707
4.58%, 06/20/2062	10,312,869	11,748,400
4.60%, 10/20/2061	9,974,163	11,255,234
4.65%, 08/20/2061	21,755,553	24,547,143
4.66%, 09/20/2061 - 10/20/2061	17,847,060	20,144,515
4.67%, 10/20/2061	17,366,226	19,659,731
4.68%, 10/20/2061	13,555,205	15,336,712
4.70%, 07/20/2061 - 12/20/2061	16,132,313	18,254,965
4.85%, 04/20/2061	5,342,154	6,027,312
4.86%, 03/20/2061	10,521,654	11,822,068
Overseas Private Investment Corp.
3.74%, 04/15/2015	3,761,235	3,777,769
5.14%, 12/15/2023	6,832,196	7,930,445
U.S. Small Business Administration
Series 2012-10B, Class 1
2.25%, 09/10/2022	4,998,754	5,061,074

Total U.S. Government Agency Obligations (cost $374,569,399)		385,940,774

MORTGAGE-BACKED SECURITIES - 1.2%
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A (B)	7,000,000	7,259,861
BCAP LLC Trust
Series 2009-RR6, Class 2A1
2.96%, 08/26/2035 - 144A (B)	1,937,161	1,777,035
Citigroup Mortgage Loan Trust, Inc.
Series 2010-10, Class 4A1
4.00%, 01/25/2036 - 144A	1,363,998	1,383,131

Total Mortgage-Backed Securities (cost $10,269,532)		10,420,027

	Principal		Value
ASSET-BACKED SECURITIES - 16.8%
Access to Loans for Learning Student Loan Corp.
Series 2012-1, Class A
0.90%, 07/25/2036 (B)		$9,533,255	$9,561,500
Educational Services of America, Inc.
Series 2012-2, Class A
0.93%, 04/25/2039 - 144A (B)		7,646,179	7,646,179
EFS Volunteer NO 3 LLC
Series 2012-1, Class A1
0.80%, 10/25/2021 - 144A (B)		7,016,894	7,026,030
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.44%, 03/20/2036 (B)		5,003,000	4,810,054
Series 2007-1, Class A4
0.56%, 03/20/2036 (B)		2,938,000	2,828,342
North Texas Higher Education Authority
Series 2012-1, Class A
1.20%, 12/01/2034 (B)		8,791,861	8,466,386
SLM Student Loan Trust
Series 2005-5, Class A2
0.38%, 10/25/2021 (B)		7,468,669	7,467,325
Series 2005-9, Class A4
0.40%, 01/25/2023 (B)		6,159,287	6,160,149
Series 2012-6, Class A1
0.36%, 02/27/2017 (B)		38,564,309	38,561,185
Series 2012-7, Class A1
0.36%, 02/27/2017 (B)		44,686,735	44,699,471
South Carolina Student Loan Corp.
Series 2010-1, Class A2
1.30%, 07/25/2025 (B)		10,000,000	10,148,800

Total Asset-Backed Securities (cost $146,647,309)			147,375,421

MUNICIPAL GOVERNMENT OBLIGATION - 0.6%
Vermont Student Assistance Corp.
Series 2012-1, Class A
0.90%, 07/28/2034 (B)		4,785,112	4,815,449

Total Municipal Government Obligation (cost $4,785,112)			4,815,449

PREFERRED CORPORATE DEBT SECURITY - 0.4%
Insurance - 0.4%
ZFS Finance USA Trust II
6.45%, 12/15/2065 - 144A (B)		3,100,000	3,340,250

Total Preferred Corporate Debt Security (cost $2,759,161)			3,340,250

CORPORATE DEBT SECURITIES - 18.7%
Aerospace & Defense - 0.2%
Exelis, Inc.
5.55%, 10/01/2021 (A)		1,385,000	1,472,749
Airlines - 0.5%
AirTran Airways Pass-Through Trust
10.41%, 04/01/2017 - 144A		3,881,748	4,493,123
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015 (A)	BRL	5,000,000	2,675,987

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica AEGON U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products - 0.2%
Owens Corning
4.20%, 12/15/2022 (A)	$1,500,000	$1,534,120
Capital Markets - 1.1%
Macquarie Group, Ltd.
6.25%, 01/14/2021 - 144A	3,150,000	3,499,713
Morgan Stanley
3.75%, 02/25/2023 (A)	2,500,000	2,526,965
Raymond James Financial, Inc.
8.60%, 08/15/2019	3,000,000	3,863,262
Commercial Banks - 0.7%
Barclays Bank PLC
10.18%, 06/12/2021 - 144A	2,240,000	3,000,189
Rabobank Nederland NV
11.00%, 06/30/2019 - 144A (B) (C)	2,200,000	2,942,500
Diversified Financial Services - 7.8%
Carobao Leasing LLC
Series 2012-3, Class A2
1.83%, 09/07/2024	4,791,667	4,901,454
Ford Motor Credit Co., LLC
4.25%, 09/20/2022 (A)	2,035,000	2,104,088
Portmarnock Leasing LLC
1.74%, 10/22/2024	2,943,523	2,966,200
Premier Aircraft Leasing EXIM 1, Ltd.
3.55%, 04/10/2022	7,888,690	8,615,491
3.58%, 02/06/2022	7,694,781	8,463,043
Private Export Funding Corp.
2.45%, 07/15/2024	5,500,000	5,550,969
2.80%, 05/15/2022	15,000,000	15,983,430
3.05%, 10/15/2014	2,038,000	2,122,809
4.55%, 05/15/2015 (A)	7,000,000	7,623,707
Tagua Leasing LLC
1.90%, 07/12/2024	6,257,655	6,360,187
Unison Ground Lease Funding LLC
6.39%, 04/15/2020 - 144A	3,750,000	4,304,336
Diversified Telecommunication Services - 0.5%
CenturyLink, Inc.
5.80%, 03/15/2022 (A)	4,170,000	4,222,125
Energy Equipment & Services - 0.4%
Transocean, Inc.
5.05%, 12/15/2016 (A)	3,000,000	3,333,291
Gas Utilities - 0.3%
Southern Union Co.
7.60%, 02/01/2024	2,000,000	2,554,578
Insurance - 1.8%
Fidelity National Financial, Inc.
5.50%, 09/01/2022 (A)	2,750,000	3,121,792
Nippon Life Insurance Co.
5.00%, 10/18/2042 - 144A (B)	1,025,000	1,047,113
Pacific Life Insurance Co.
9.25%, 06/15/2039 - 144A	1,000,000	1,456,302
Sompo Japan Insurance, Inc.
5.33%, 03/28/2073 - 144A (B)	3,000,000	2,992,500
Stone Street Trust
5.90%, 12/15/2015 - 144A	5,000,000	5,433,975
Swiss RE Solutions Holding Corp.
7.75%, 06/15/2030	1,520,000	2,045,172
Media - 0.5%
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020	350,000	361,813
7.63%, 03/15/2020 (A)	2,475,000	2,583,281
Nara Cable Funding, Ltd.
8.88%, 12/01/2018 - 144A	1,550,000	1,623,625

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 0.5%
Anglo American Capital PLC
9.38%, 04/08/2019 - 144A	$3,552,000	$4,746,701
Oil, Gas & Consumable Fuels - 2.3%
Lukoil International Finance BV
6.38%, 11/05/2014 - 144A	3,000,000	3,218,400
Petrobras International Finance Co.
5.38%, 01/27/2021 (A)	4,000,000	4,315,972
Petrohawk Energy Corp.
7.25%, 08/15/2018	3,000,000	3,356,835
Petroleos Mexicanos
1.70%, 12/20/2022	9,000,000	9,121,734
Real Estate Investment Trusts - 0.5%
Kilroy Realty, LP
5.00%, 11/03/2015	4,000,000	4,345,320
Road & Rail - 0.6%
Aviation Capital Group Corp.
7.13%, 10/15/2020 - 144A (A)	5,000,000	5,677,935
Wireless Telecommunication Services - 0.5%
WCP Wireless Site Funding / WCP Wireless Site RE Funding / WCP Wireless Site NON
4.14%, 11/15/2015 - 144A	4,208,406	4,372,862

Total Corporate Debt Securities (cost $155,972,807)		164,935,648

COMMERCIAL PAPER - 2.8%
Diversified Financial Services - 2.8%
Straight-A Funding LLC
0.19%, 04/08/2013 (D)	25,000,000	24,998,681

Total Commercial Paper (cost $24,998,681)		24,998,681

	Shares	Value
SECURITIES LENDING COLLATERAL - 5.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (D)	49,645,021	49,645,021

Total Securities Lending Collateral (cost $49,645,021)		49,645,021

	Principal	Value
REPURCHASE AGREEMENT - 1.6%
State Street Bank & Trust Co. 0.03% (D), dated 03/28/2013, to be repurchased at $14,055,330 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/01/2027, and with a value of $14,336,643.	$14,055,283	14,055,283

Total Repurchase Agreement (cost $14,055,283)		14,055,283

Total Investment Securities (cost $1,049,509,992) (E)		1,073,325,559
Other Assets and Liabilities - Net		(192,926,775)

Net Assets		$880,398,784

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica AEGON U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $48,647,988. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of March 31, 2013.
(C)	The security has a perpetual maturity. The date shown is the next call date.
(D)	Rate shown reflects the yield at March 31, 2013.
(E)	Aggregate cost for federal income tax purposes is $1,049,509,992. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $25,231,472 and $1,415,905, respectively. Net unrealized appreciation for tax purposes is $23,815,567.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities aggregated $77,241,760 or 8.77% of the portfolio’s net assets.
MTN	Medium Term Note
TBA	To Be Announced

CURRENCY ABBREVIATION:

BRL	Brazilian Real

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
U.S. Government Obligations	$—	$267,799,005	$—	$267,799,005
U.S. Government Agency Obligations	—	385,940,774	—	385,940,774
Mortgage-Backed Securities	—	10,420,027	—	10,420,027
Asset-Backed Securities	—	147,375,421	—	147,375,421
Municipal Government Obligation	—	4,815,449	—	4,815,449
Preferred Corporate Debt Security	—	3,340,250	—	3,340,250
Corporate Debt Securities	—	164,935,648	—	164,935,648
Commercial Paper	—	24,998,681	—	24,998,681
Securities Lending Collateral	49,645,021	—	—	49,645,021
Repurchase Agreement	—	14,055,283	—	14,055,283

Total Investment Securities	$49,645,021	$1,023,680,538	$—	$1,073,325,559

Other Assets (G)
Cash	$102,520	$—	$—	$102,520

Total Other Assets	$102,520	$—	$—	$102,520

Other Liabilities (G)
Collateral for Securities on Loan	$—	$(49,645,021)	$—	$(49,645,021)

Total Other Liabilities	$—	$(49,645,021)	$—	$(49,645,021)

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(G)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 17.0%
U.S. Treasury Bond
3.13%, 11/15/2041	$680,000	$684,038
3.75%, 08/15/2041	945,000	1,068,736
4.38%, 05/15/2040	5,080,400	6,367,966
5.38%, 02/15/2031	2,799,500	3,894,368
U.S. Treasury Note
0.13%, 09/30/2013 (A)	2,305,000	2,305,000
0.25%, 11/30/2013 - 12/15/2014	7,175,000	7,179,334
0.75%, 08/15/2013	1,530,000	1,533,586
0.88%, 11/30/2016	3,352,000	3,398,090
1.00%, 07/15/2013 - 09/30/2016	9,192,200	9,254,868
1.50%, 08/31/2018	890,000	920,107
1.63%, 11/15/2022 (A)	1,580,000	1,551,980
1.75%, 07/31/2015	5,636,000	5,827,534
2.00%, 11/15/2021 - 02/15/2022	3,055,000	3,143,407
2.13%, 12/31/2015	3,569,600	3,743,896
2.63%, 11/15/2020	1,079,000	1,176,869
2.75%, 02/15/2019	1,113,000	1,227,083
3.13%, 10/31/2016	3,775,000	4,130,084
3.50%, 05/15/2020 (A)	1,686,500	1,947,381
3.63%, 02/15/2021	1,200,000	1,398,000

Total U.S. Government Obligations (cost $58,041,706)		60,752,327

U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.9%
Fannie Mae
1.25%, 01/30/2017	740,000	756,154
3.50%, 11/01/2025 - 03/01/2041	1,693,646	1,799,033
4.00%, 03/01/2024 - 09/01/2025	629,030	673,263
4.50%, 04/01/2025 - 08/01/2040	3,030,773	3,266,348
5.00%, 03/01/2023 - 08/01/2040	1,821,450	2,002,609
5.38%, 06/12/2017 (A)	4,680,000	5,579,796
5.50%, 12/01/2023 - 12/01/2039	2,754,703	3,018,503
6.00%, 03/01/2038 - 02/01/2040	1,628,272	1,786,430
6.50%, 11/01/2036 - 11/01/2038	726,417	815,555
6.63%, 11/15/2030	414,000	616,406
Fannie Mae, TBA
3.00%	2,255,000	2,340,692
3.50%	1,840,000	1,942,925
4.00%	2,930,000	3,123,655
Freddie Mac
0.63%, 12/29/2014	750,000	754,438
2.38%, 01/13/2022	745,000	775,395
4.00%, 11/01/2025 - 04/01/2042	1,014,713	1,089,812
4.50%, 05/01/2023 - 04/01/2041	3,040,769	3,256,641
4.75%, 11/17/2015	1,000,000	1,113,799
5.00%, 12/01/2038 - 04/01/2040	2,602,849	2,808,670
5.50%, 04/01/2038 - 10/01/2038	1,398,969	1,515,145
6.00%, 11/01/2037	130,364	142,535
6.75%, 03/15/2031	245,000	368,250
Freddie Mac, TBA
3.00%	540,000	554,513
3.50%	1,485,000	1,562,672
4.00%	545,000	579,233
Ginnie Mae
3.50%, 02/15/2042	1,278,549	1,376,678
4.00%, 12/15/2040 - 11/20/2041	1,412,667	1,544,054
4.50%, 06/15/2039 - 07/20/2041	2,756,010	3,030,316
5.00%, 08/15/2039 - 09/20/2041	1,723,519	1,891,624
5.50%, 12/20/2038 - 04/15/2040	894,802	979,556
6.00%, 06/15/2037	187,871	211,525

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Ginnie Mae, TBA
3.00%	$900,000	$940,781
3.50%	650,000	699,156

Total U.S. Government Agency Obligations (cost $52,104,258)		52,916,162

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
European Investment Bank
2.88%, 09/15/2020	220,000	236,896
4.88%, 02/15/2036	285,000	339,323
5.13%, 05/30/2017	85,000	99,572
Export Development Canada
3.50%, 05/16/2013	155,000	155,620
Inter-American Development Bank, Series GMTN
3.88%, 02/14/2020	635,000	737,337
International Bank for Reconstruction & Development, Series GMTN
4.75%, 02/15/2035	245,000	300,668
Israel Government International Bond
5.13%, 03/26/2019	310,000	361,150

Total Foreign Government Obligations (cost $2,152,774)		2,230,566

MORTGAGE-BACKED SECURITIES - 0.8%
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4
5.37%, 04/15/2040 (B)	185,000	191,899
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C1, Class A4
5.01%, 02/15/2038 (B)	185,000	196,161
GS Mortgage Securities Trust
Series 2006-GG6, Class A4
5.55%, 04/10/2038 (B)	780,000	862,380
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4
5.81%, 06/12/2043 (B)	180,000	201,380
Series 2006-CB17, Class A4
5.43%, 12/12/2043	185,000	207,119
Series 2007-C1, Class A4
5.72%, 02/15/2051	130,000	150,501
Series 2007-LD11, Class A4
5.81%, 06/15/2049 (B)	105,000	120,576
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class A4
5.87%, 06/15/2038 (B)	500,000	567,118
Series 2006-C6, Class A4
5.37%, 09/15/2039	334,000	378,230

Total Mortgage-Backed Securities (cost $2,805,312)		2,875,364

MUNICIPAL GOVERNMENT OBLIGATION - 0.0% (C)
State of California
7.60%, 11/01/2040	115,000	167,898

Total Municipal Government Obligation (cost $119,059)		167,898

PREFERRED CORPORATE DEBT SECURITY - 0.0% (C)
Commercial Banks - 0.0% (C)
Mellon Capital IV
Series 1
4.00%, 05/02/2013 (A) (B) (D)	115,000	110,688

Total Preferred Corporate Debt Security (cost $115,000)		110,688

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 9.4%
Aerospace & Defense - 0.3%
Boeing Co.
6.00%, 03/15/2019	$180,000	$222,303
Goodrich Corp.
3.60%, 02/01/2021	60,000	65,158
Lockheed Martin Corp.
4.07%, 12/15/2042 - 144A	185,000	169,196
Raytheon Co.
2.50%, 12/15/2022	170,000	165,987
United Technologies Corp.
4.50%, 06/01/2042	220,000	234,491
4.88%, 05/01/2015	85,000	92,684
Beverages - 0.2%
Anheuser-Busch Cos. LLC
4.95%, 01/15/2014	90,000	93,209
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 01/15/2020	50,000	60,304
Series 2005-FF2, Class M4
4.38%, 02/15/2021	110,000	125,920
Bottling Group LLC
6.95%, 03/15/2014	85,000	90,083
Coca-Cola Co.
3.30%, 09/01/2021	140,000	151,664
Diageo Capital PLC
7.38%, 01/15/2014	85,000	89,434
PepsiCo, Inc.
3.00%, 08/25/2021	180,000	189,018
Biotechnology - 0.1%
Amgen, Inc.
5.75%, 03/15/2040	140,000	161,622
Series 2013-1, Class A3
5.70%, 02/01/2019	85,000	101,932
Capital Markets - 0.5%
Credit Suisse USA, Inc.
5.50%, 08/15/2013	90,000	91,671
5.85%, 08/16/2016	95,000	108,851
Goldman Sachs Group, Inc.
5.25%, 10/15/2013	58,000	59,421
5.35%, 01/15/2016	95,000	105,085
6.00%, 06/15/2020	50,000	59,011
6.13%, 02/15/2033 (A)	95,000	109,270
7.50%, 02/15/2019	435,000	544,214
Jefferies Group, Inc.
6.88%, 04/15/2021	90,000	105,061
8.50%, 07/15/2019	20,000	24,898
Morgan Stanley
5.50%, 07/24/2020	200,000	230,332
6.63%, 04/01/2018	420,000	502,069
Chemicals - 0.2%
Dow Chemical Co.
4.25%, 11/15/2020	80,000	87,853
8.55%, 05/15/2019	80,000	107,534
E.I. du Pont de Nemours & Co.
4.25%, 04/01/2021 (A)	200,000	228,190
5.88%, 01/15/2014	14,000	14,591
Ecolab, Inc.
5.50%, 12/08/2041	130,000	149,435
Lubrizol Corp.
8.88%, 02/01/2019	15,000	20,771
Praxair, Inc.
3.55%, 11/07/2042	160,000	150,215
Commercial Banks - 0.7%
Barclays Bank PLC
5.14%, 10/14/2020	110,000	118,016

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Banks (continued)
BNP Paribas SA
5.00%, 01/15/2021 (A)	$85,000	$95,844
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
3.38%, 01/19/2017 (A)	150,000	160,592
Deutsche Bank AG
6.00%, 09/01/2017	90,000	106,778
Deutsche Bank Financial LLC, Series MTN
5.38%, 03/02/2015	50,000	53,319
HSBC Bank USA NA
4.88%, 08/24/2020	250,000	280,703
Series 2004-1, Class A
4.63%, 04/01/2014	100,000	103,775
KFW
Series 2008-3, Class A4
4.50%, 07/16/2018	310,000	363,599
Oesterreichische Kontrollbank AG
Series 2006-1A, Class A1
5.00%, 04/25/2017	300,000	347,430
PNC Funding Corp.
5.13%, 02/08/2020	105,000	122,899
5.63%, 02/01/2017	95,000	108,513
U.S. Bancorp
4.20%, 05/15/2014	50,000	52,123
UBS AG, Series MTN
5.88%, 07/15/2016	100,000	112,238
Wachovia Corp.
5.25%, 08/01/2014	59,000	62,423
Wachovia Corp., Series MTN
5.50%, 05/01/2013	90,000	90,380
Wells Fargo & Co.
1.10%, 06/15/2016 (E)	99,000	107,050
5.63%, 12/11/2017	85,000	100,541
Westpac Banking Corp.
4.88%, 11/19/2019	50,000	58,458
Commercial Services & Supplies - 0.1%
Republic Services, Inc.
3.80%, 05/15/2018	115,000	126,459
Waste Management, Inc.
7.10%, 08/01/2026	70,000	93,897
Communications Equipment - 0.1%
Cisco Systems, Inc.
2.90%, 11/17/2014	62,000	64,508
5.90%, 02/15/2039	160,000	200,299
Harris Corp.
6.38%, 06/15/2019	70,000	83,468
Motorola Solutions, Inc.
7.50%, 05/15/2025	15,000	18,991
Computers & Peripherals - 0.0% (C)
Hewlett-Packard Co.
4.30%, 06/01/2021	80,000	81,213
Construction Materials - 0.1%
CRH America, Inc.
8.13%, 07/15/2018	165,000	205,063
Consumer Finance - 0.1%
American Express Co.
5.50%, 09/12/2016	90,000	102,636
8.13%, 05/20/2019	75,000	100,889
Capital One Financial Corp.
4.75%, 07/15/2021	80,000	90,266
6.75%, 09/15/2017	85,000	102,692

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Caterpillar Financial Services Corp., Series MTN
6.13%, 02/17/2014	$59,000	$61,961
SLM Corp. Series A, MTN
5.38%, 05/15/2014	50,000	52,138
Diversified Financial Services - 1.1%
Bank of America Corp.
5.63%, 07/01/2020	205,000	239,228
7.63%, 06/01/2019	445,000	565,274
Bank of America Corp., Series GMTN
5.65%, 05/01/2018	90,000	104,113
Bear Stearns Cos., LLC
5.70%, 11/15/2014	175,000	188,609
Series 2006-SD4, Class 1A1
5.55%, 01/22/2017	90,000	102,723
Citigroup, Inc.
5.50%, 04/11/2013	90,000	90,105
5.85%, 08/02/2016	100,000	113,924
8.50%, 05/22/2019	405,000	539,560
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/2016	58,000	67,391
Ford Motor Credit Co., LLC
3.00%, 06/12/2017	460,000	471,767
General Electric Capital Corp.
2.95%, 05/09/2016	120,000	126,845
5.63%, 05/01/2018	140,000	165,686
General Electric Capital Corp., Series GMTN
4.80%, 05/01/2013	190,000	190,697
General Electric Capital Corp., Series MTN
5.63%, 09/15/2017	205,000	240,255
JPMorgan Chase & Co.
4.40%, 07/22/2020	540,000	598,606
4.63%, 05/10/2021	53,000	59,238
National Rural Utilities Cooperative Finance Corp.
3.05%, 02/15/2022	155,000	161,626
Diversified Telecommunication Services - 0.4%
AT&T, Inc.
4.45%, 05/15/2021	361,000	406,230
5.35%, 09/01/2040	95,000	101,705
5.80%, 02/15/2019	135,000	162,804
Deutsche Telekom International Finance BV
5.88%, 08/20/2013	100,000	101,998
6.00%, 07/08/2019 (A)	75,000	90,831
Telecom Italia Capital SA
5.25%, 10/01/2015	95,000	100,227
7.18%, 06/18/2019	60,000	68,239
Telefonica Emisiones SAU
5.13%, 04/27/2020	75,000	78,966
6.42%, 06/20/2016	75,000	83,180
Verizon Communications, Inc.
4.60%, 04/01/2021	220,000	246,032
5.25%, 04/15/2013	148,000	148,241
Electric Utilities - 0.4%
AEP Texas Central Co.
6.65%, 02/15/2033	85,000	108,436
Commonwealth Edison Co.
5.80%, 03/15/2018	50,000	60,206
Duke Energy Carolinas LLC
4.25%, 12/15/2041	145,000	148,642
Entergy Texas, Inc.
7.13%, 02/01/2019	100,000	123,983

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
FirstEnergy Corp.
Series C
7.38%, 11/15/2031	$45,000	$52,717
FirstEnergy Solutions Corp.
6.05%, 08/15/2021 (A)	6,000	7,097
Florida Power & Light Co.
4.13%, 02/01/2042	115,000	117,243
Georgia Power Co.
Series 2008-B
5.40%, 06/01/2018	50,000	59,772
NiSource Finance Corp.
6.80%, 01/15/2019	170,000	207,436
Oncor Electric Delivery Co., LLC
6.80%, 09/01/2018	100,000	124,470
Pacific Gas & Electric Co.
4.80%, 03/01/2014	90,000	93,471
PPL Energy Supply LLC
4.60%, 12/15/2021	145,000	154,525
Progress Energy, Inc.
4.40%, 01/15/2021 (A)	165,000	184,579
Wisconsin Electric Power Co.
2.95%, 09/15/2021	95,000	99,874
Electronic Equipment & Instruments - 0.0% (C)
Corning, Inc.
4.75%, 03/15/2042 (A)	155,000	157,946
Energy Equipment & Services - 0.3%
Enterprise Products Operating LLC
3.20%, 02/01/2016	60,000	63,664
5.20%, 09/01/2020 (A)	50,000	58,641
Series G
5.60%, 10/15/2014	30,000	32,159
Nabors Industries, Inc.
9.25%, 01/15/2019 (A)	115,000	147,911
Noble Holding International, Ltd.
4.90%, 08/01/2020	55,000	60,990
Plains All American Pipeline, LP / PAA Finance Corp.
8.75%, 05/01/2019	70,000	94,831
Spectra Energy Capital LLC
6.20%, 04/15/2018	70,000	84,551
TransCanada PipeLines, Ltd.
3.80%, 10/01/2020	130,000	142,518
6.50%, 08/15/2018	50,000	62,244
Transocean, Inc.
6.80%, 03/15/2038	100,000	110,140
Weatherford International, Ltd.
9.63%, 03/01/2019	125,000	163,256
Food & Staples Retailing - 0.2%
Ahold Finance USA LLC
6.88%, 05/01/2029	55,000	70,865
CVS Caremark Corp.
4.75%, 05/18/2020	90,000	104,163
Delhaize Group SA
6.50%, 06/15/2017 (A)	100,000	114,325
Wal-Mart Stores, Inc.
1.50%, 10/25/2015	105,000	107,706
2.88%, 04/01/2015	95,000	99,538
4.25%, 04/15/2021	110,000	126,094
Food Products - 0.2%
Bunge, Ltd. Finance Corp.
4.10%, 03/15/2016	55,000	58,824
5.10%, 07/15/2015	35,000	37,952
ConAgra Foods, Inc.
5.88%, 04/15/2014	105,000	110,253
Kellogg Co.
3.13%, 05/17/2022	150,000	155,380

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Kraft Foods Group, Inc.
5.38%, 02/10/2020	$78,000	$93,075
Mondelez International, Inc.
4.13%, 02/09/2016	95,000	103,421
5.38%, 02/10/2020	72,000	85,664
Health Care Equipment & Supplies - 0.0% (C)
Medtronic, Inc.
4.50%, 03/15/2042	135,000	143,312
Health Care Providers & Services - 0.1%
Aetna, Inc.
6.00%, 06/15/2016	15,000	17,277
CIGNA Corp.
4.50%, 03/15/2021	75,000	83,866
Express Scripts Holding Co.
3.90%, 02/15/2022	175,000	187,756
Humana, Inc.
6.45%, 06/01/2016	50,000	57,689
UnitedHealth Group, Inc.
6.00%, 02/15/2018	30,000	36,273
WellPoint, Inc.
7.00%, 02/15/2019	80,000	100,048
Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp., Series MTN
5.00%, 02/01/2019	85,000	100,473
Yum! Brands, Inc.
3.88%, 11/01/2020	60,000	64,126
Household Products - 0.1%
Kimberly-Clark Corp.
3.88%, 03/01/2021	115,000	128,393
Procter & Gamble Co.
4.70%, 02/15/2019	85,000	100,193
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.
5.15%, 12/01/2020	90,000	102,762
Exelon Generation Co., LLC
4.00%, 10/01/2020	145,000	153,081
Industrial Conglomerates - 0.0% (C)
General Electric Co.
5.25%, 12/06/2017	120,000	140,567
Insurance - 0.5%
Allstate Corp.
7.45%, 05/16/2019	60,000	78,886
American International Group, Inc.
5.60%, 10/18/2016	75,000	85,222
6.40%, 12/15/2020	70,000	86,691
Series 2005-B, Class A2
5.05%, 10/01/2015	100,000	109,548
Aon Corp.
5.00%, 09/30/2020 (A)	75,000	86,305
Berkshire Hathaway Finance Corp.
5.40%, 05/15/2018 (A)	205,000	244,958
Berkshire Hathaway, Inc.
3.20%, 02/11/2015	95,000	99,702
3.75%, 08/15/2021 (A)	200,000	217,049
Genworth Financial, Inc.
6.52%, 05/22/2018 (A)	45,000	51,133
Hartford Financial Services Group, Inc.
4.00%, 03/30/2015	25,000	26,421
5.50%, 03/30/2020	15,000	17,494
6.30%, 03/15/2018	49,000	59,774
Lincoln National Corp.
8.75%, 07/01/2019	135,000	182,979
Marsh & McLennan Cos., Inc.
4.80%, 07/15/2021 (A)	55,000	62,783
5.75%, 09/15/2015	50,000	55,610

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
MetLife, Inc.
7.72%, 02/15/2019	$145,000	$188,287
Prudential Financial, Inc.
5.38%, 06/21/2020	90,000	106,145
Prudential Financial, Inc., Series MTN
3.00%, 05/12/2016 (A)	60,000	63,429
XLIT, Ltd.
5.75%, 10/01/2021	80,000	95,010
IT Services - 0.1%
Computer Sciences Corp.
6.50%, 03/15/2018 (A)	75,000	86,971
HP Enterprise Services LLC
7.45%, 10/15/2029	75,000	87,604
International Business Machines Corp.
4.00%, 06/20/2042	92,000	92,312
5.60%, 11/30/2039	5,000	6,228
5.70%, 09/14/2017	100,000	119,646
Machinery - 0.1%
Caterpillar, Inc.
3.90%, 05/27/2021	55,000	61,034
7.38%, 03/01/2097	55,000	80,437
Ingersoll-Rand Global Holding Co., Ltd.
6.88%, 08/15/2018	50,000	60,348
Media - 0.6%
CBS Corp.
5.75%, 04/15/2020	55,000	64,758
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/2022	225,000	340,960
Comcast Corp.
6.50%, 01/15/2017	85,000	101,595
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
4.60%, 02/15/2021	90,000	97,986
4.75%, 10/01/2014	95,000	100,496
NBCUniversal Media LLC
5.15%, 04/30/2020	50,000	59,258
News America, Inc.
5.65%, 08/15/2020	85,000	101,527
6.55%, 03/15/2033	75,000	88,513
Series 2002-1, Class A4
8.00%, 10/17/2016 (A)	100,000	122,771
Reed Elsevier Capital, Inc.
8.63%, 01/15/2019	39,000	50,674
Time Warner Cable, Inc.
5.00%, 02/01/2020	145,000	164,994
5.85%, 05/01/2017	100,000	116,131
Time Warner Entertainment Co., LP
8.38%, 03/15/2023	75,000	102,539
Time Warner, Inc.
4.70%, 01/15/2021	115,000	129,676
Turner Broadcasting System, Inc.
8.38%, 07/01/2013	85,000	86,594
Viacom, Inc.
3.50%, 04/01/2017	60,000	64,142
6.25%, 04/30/2016	60,000	68,915
Walt Disney Co., Series GMTN
5.50%, 03/15/2019	85,000	102,643
WPP Finance
4.75%, 11/21/2021	16,000	17,282
Metals & Mining - 0.3%
Alcoa, Inc.
5.72%, 02/23/2019	100,000	107,555
Barrick North America Finance LLC
5.70%, 05/30/2041	150,000	158,941

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
BHP Billiton Finance USA, Ltd.
7.25%, 03/01/2016	$90,000	$105,888
Newmont Mining Corp.
4.88%, 03/15/2042	150,000	145,138
Rio Tinto Finance USA PLC
4.13%, 08/21/2042	155,000	145,571
Rio Tinto Finance USA, Ltd.
4.13%, 05/20/2021	80,000	86,394
6.50%, 07/15/2018	45,000	55,238
Teck Resources, Ltd.
6.00%, 08/15/2040	115,000	119,255
Multi-Utilities - 0.1%
Ameren Illinois Co.
9.75%, 11/15/2018	103,000	141,866
Consolidated Edison Co., of New York, Inc.
Series 2005-A
5.30%, 03/01/2035	90,000	106,819
Dominion Resources, Inc.
7.50%, 06/30/2066 (B)	95,000	105,450
MidAmerican Energy Holdings Co.
6.13%, 04/01/2036	120,000	149,150
Multiline Retail - 0.1%
Kohl’s Corp.
6.25%, 12/15/2017	50,000	58,011
Macy’s Retail Holdings, Inc.
3.88%, 01/15/2022 (A)	150,000	158,207
Nordstrom, Inc.
6.25%, 01/15/2018	30,000	35,901
Target Corp.
7.00%, 01/15/2038	100,000	142,860
Office Electronics - 0.0% (C)
Xerox Corp.
4.50%, 05/15/2021 (A)	80,000	85,555
5.63%, 12/15/2019	25,000	28,572
8.25%, 05/15/2014	30,000	32,371
Oil, Gas & Consumable Fuels - 0.7%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	120,000	138,133
6.38%, 09/15/2017	59,000	70,423
Apache Corp.
5.25%, 04/15/2013	60,000	60,094
BP Capital Markets PLC
3.88%, 03/10/2015	95,000	100,722
4.50%, 10/01/2020	195,000	222,806
Canadian Natural Resources, Ltd.
5.90%, 02/01/2018	120,000	143,231
ConocoPhillips Holding Co.
6.95%, 04/15/2029	75,000	101,321
Devon Energy Corp.
4.75%, 05/15/2042 (A)	140,000	136,754
EnCana Corp.
3.90%, 11/15/2021 (A)	180,000	190,406
Energy Transfer Partners, LP
6.13%, 02/15/2017	100,000	115,778
6.70%, 07/01/2018	90,000	108,590
Hess Corp.
6.00%, 01/15/2040	50,000	55,898
8.13%, 02/15/2019	40,000	51,661
Husky Energy, Inc.
7.25%, 12/15/2019	50,000	64,405
Kinder Morgan Energy Partners, LP
5.30%, 09/15/2020	125,000	146,256
Marathon Petroleum Corp.
5.13%, 03/01/2021	33,000	38,489
Series 2002-A, Class M2
3.50%, 03/01/2016	19,000	20,300

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Noble Energy, Inc.
8.25%, 03/01/2019	$75,000	$97,813
Occidental Petroleum Corp.
2.70%, 02/15/2023	150,000	150,139
ONEOK Partners, LP
3.25%, 02/01/2016	60,000	63,385
Petro-Canada
6.05%, 05/15/2018	90,000	108,444
Shell International Finance BV
4.38%, 03/25/2020	55,000	63,743
Total Capital International SA
2.70%, 01/25/2023	165,000	165,862
Valero Energy Corp.
6.13%, 02/01/2020	90,000	109,356
Williams Cos., Inc.
7.88%, 09/01/2021	19,000	24,278
Williams Partners, LP
5.25%, 03/15/2020	90,000	102,562
Paper & Forest Products - 0.1%
International Paper Co.
7.50%, 08/15/2021	90,000	117,827
9.38%, 05/15/2019	85,000	116,817
Pharmaceuticals - 0.5%
AbbVie, Inc.
4.40%, 11/06/2042 - 144A	220,000	221,813
AstraZeneca PLC
Series 2004-OPT5, Class A1
6.45%, 09/15/2037	100,000	129,440
GlaxoSmithKline Capital PLC
2.85%, 05/08/2022	220,000	224,445
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/2018	50,000	60,443
Johnson & Johnson
Series 2012-B, Class A4
3.55%, 05/15/2021 (A)	200,000	221,708
Merck & Co., Inc.
3.60%, 09/15/2042 (A)	80,000	75,818
Merck Sharp & Dohme Corp.
4.75%, 03/01/2015	90,000	97,381
Novartis Capital Corp.
2.90%, 04/24/2015	95,000	99,631
Pfizer, Inc.
5.35%, 03/15/2015	85,000	92,822
6.20%, 03/15/2019	100,000	125,523
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/2036	115,000	146,139
Wyeth LLC
5.50%, 02/15/2016	90,000	102,228
Real Estate Investment Trusts - 0.1%
American Tower Corp.
5.05%, 09/01/2020	90,000	99,909
HCP, Inc.
6.00%, 01/30/2017	90,000	104,180
Health Care REIT, Inc.
4.95%, 01/15/2021	175,000	194,555
Simon Property Group, LP
5.75%, 12/01/2015	90,000	100,501
Road & Rail - 0.2%
Burlington Northern Santa Fe LLC
4.40%, 03/15/2042	175,000	174,144
CSX Corp.
5.50%, 08/01/2013 (A)	90,000	91,457
Norfolk Southern Corp.
5.26%, 09/17/2014	90,000	95,934
Ryder System, Inc., Series MTN
3.15%, 03/02/2015	20,000	20,753
3.50%, 06/01/2017	60,000	64,183

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail (continued)
Union Pacific Corp.
4.75%, 09/15/2041	$140,000	$152,593
Semiconductors & Semiconductor Equipment - 0.1%
Applied Materials, Inc.
5.85%, 06/15/2041	200,000	238,188
Software - 0.1%
Microsoft Corp.
4.00%, 02/08/2021 (A)	200,000	227,216
Oracle Corp.
5.25%, 01/15/2016	85,000	95,606
Specialty Retail - 0.1%
AutoZone, Inc.
5.50%, 11/15/2015	55,000	61,382
Home Depot, Inc.
5.40%, 03/01/2016	85,000	96,244
Lowe’s Cos., Inc.
3.80%, 11/15/2021	140,000	153,897
Tobacco - 0.2%
Altria Group, Inc.
9.25%, 08/06/2019	180,000	250,899
Philip Morris International, Inc.
5.65%, 05/16/2018	50,000	60,037
6.38%, 05/16/2038	105,000	136,139
Reynolds American, Inc.
6.75%, 06/15/2017	100,000	120,361
Wireless Telecommunication Services - 0.1%
Cellco Partnership / Verizon Wireless Capital LLC
5.55%, 02/01/2014	85,000	88,345
8.50%, 11/15/2018	50,000	66,540
U.S. Cellular Corp.
6.70%, 12/15/2033	10,000	10,541
Vodafone Group PLC
4.38%, 03/16/2021	230,000	259,175

Total Corporate Debt Securities (cost $31,854,311)		33,466,981

CONVERTIBLE BONDS - 0.1%
Beverages - 0.0% (C)
Coca-Cola Co.
4.88%, 03/15/2019	50,000	58,932
Diversified Financial Services - 0.1%
Citigroup, Inc.
6.50%, 08/19/2013	90,000	92,021
Electric Utilities - 0.0% (C)
TECO Finance, Inc.
5.15%, 03/15/2020	75,000	86,886
Oil, Gas & Consumable Fuels - 0.0% (C)
Kinder Morgan Energy Partners, LP
5.95%, 02/15/2018	50,000	59,613
Real Estate Investment Trusts - 0.0% (C)
HCP, Inc., Series MTN
6.70%, 01/30/2018	25,000	30,346

Total Convertible Bonds (cost $307,294)		327,798

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.0%
U.S. Treasury Bill
0.05%, 05/09/2013 (A) (F)	3,500,000	3,499,721
0.09%, 08/08/2013 (F)	3,500,000	3,498,614

Total Short-Term U.S. Government Obligations (cost $6,998,335)		6,998,335

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%
Automobiles - 0.0% (C)
Volkswagen AG, 1.96% (F)	499	$99,145
Oil, Gas & Consumable Fuels - 0.1%
Suncor Energy, Inc., 1.70% (F)	6,600	197,769

Total Convertible Preferred Stocks (cost $286,846)		296,914

PREFERRED STOCKS - 0.1%
Automobiles - 0.0% (C)
Porsche Automobil Holding SE, 1.33% (F)	698	51,017
Household Durables - 0.0% (C)
Garmin, Ltd., 5.50% (A) (F)	800	26,432
Household Products - 0.0% (C)
Henkel AG & Co. KGaA, 1.06% (F)	444	42,737
Independent Power Producers & Energy Traders - 0.0% (C)
Electric Power Development Co., Ltd., 2.90% (A) (F)	500	12,710
Insurance - 0.1% (C)
Great-West Lifeco, Inc., 4.56% (F)	2,700	72,374
Multi-Utilities - 0.0%
RWE AG, 7.10% (A) (F)	1,168	41,892

Total Preferred Stocks (cost $223,365)		247,162

COMMON STOCKS - 32.4%
Aerospace & Defense - 0.5%
BAE Systems PLC	10,735	64,315
Boeing Co.	2,600	223,210
Bombardier, Inc. - Class B	5,300	21,026
European Aeronautic Defence and Space Co., NV	1,514	77,047
General Dynamics Corp.	700	49,357
Honeywell International, Inc.	2,700	203,445
Lockheed Martin Corp. (A)	700	67,564
Northrop Grumman Corp.	2,000	140,300
Precision Castparts Corp.	500	94,810
Raytheon Co. (A)	2,500	146,975
Rockwell Collins, Inc. (A)	700	44,184
Rolls-Royce Holdings PLC (G)	6,828	117,235
Safran SA	548	24,442
Singapore Technologies Engineering, Ltd.	4,000	13,899
Textron, Inc. (A)	400	11,924
Thales SA	600	25,377
United Technologies Corp.	3,700	345,691
Zodiac SA	300	34,956
Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc. (A)	600	35,676
Deutsche Post AG	3,560	82,027
Expeditors International of Washington, Inc.	900	32,139
FedEx Corp.	1,300	127,660
TNT Express NV	2,822	20,684
United Parcel Service, Inc. - Class B	2,600	223,340
Yamato Holdings Co., Ltd. (A)	900	16,273
Airlines - 0.1%
ANA Holdings, Inc.	15,000	30,913
Cathay Pacific Airways, Ltd.	8,000	13,686
Delta Air Lines, Inc. (A) (G)	3,400	56,134
Ryanair Holdings PLC - ADR	72	3,008
Singapore Airlines, Ltd.	2,000	17,673
Southwest Airlines Co.	5,400	72,792
United Continental Holdings, Inc. (A) (G)	2,000	64,020

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Auto Components - 0.2%
Aisin Seiki Co., Ltd. (A)	500	$18,298
Autoliv, Inc. (A)	300	20,742
BorgWarner, Inc. (A) (G)	500	38,670
Bridgestone Corp. (A)	2,400	80,310
Cie Generale des Etablissements Michelin - Class B	701	58,632
Continental AG	385	46,030
Delphi Automotive PLC - Class A	1,700	75,480
Denso Corp.	1,800	76,008
Johnson Controls, Inc. (A)	4,900	171,843
Magna International, Inc. - Class A	1,100	64,656
NGK Spark Plug Co., Ltd.	1,000	15,265
NOK Corp. (A)	600	8,624
Nokian Renkaat OYJ	350	15,568
Sumitomo Rubber Industries, Ltd.	900	15,011
Toyoda Gosei Co., Ltd. (A)	800	19,130
Toyota Industries Corp.	500	18,298
Automobiles - 0.5%
Bayerische Motoren Werke AG	1,182	101,985
Daihatsu Motor Co., Ltd. (A)	1,100	22,763
Daimler AG	3,303	179,710
Fiat SpA (G)	2,784	14,810
Ford Motor Co.	12,800	168,320
Fuji Heavy Industries, Ltd.	2,000	31,529
General Motors Co. (A) (G)	5,963	165,891
Harley-Davidson, Inc.	700	37,310
Honda Motor Co., Ltd. (A)	6,900	263,876
Isuzu Motors, Ltd.	5,000	30,116
Mazda Motor Corp. (G)	27,000	78,876
Mitsubishi Motors Corp. (A) (G)	34,000	35,396
Nissan Motor Co., Ltd. (A)	10,500	101,169
Peugeot SA (G)	2,200	15,933
Renault SA	505	31,639
Suzuki Motor Corp. (A)	1,300	28,987
Toyota Motor Corp. (A)	11,700	599,697
Volkswagen AG	214	40,256
Yamaha Motor Co., Ltd. (A)	1,000	13,449
Beverages - 0.8%
Anheuser-Busch InBev NV	3,375	334,203
Asahi Group Holdings, Ltd.	1,400	33,448
Beam, Inc.	700	44,478
Brown-Forman Corp. - Class B (A)	600	42,840
Carlsberg AS - Class B	449	43,775
Coca-Cola Amatil, Ltd.	2,030	30,815
Coca-Cola Co.	17,200	695,568
Coca-Cola Enterprises, Inc.	1,300	47,996
Coca-Cola Hellenic Bottling Co. SA	1,080	28,934
Diageo PLC	10,637	335,369
Dr. Pepper Snapple Group, Inc. (A)	1,200	56,340
Heineken Holding NV - Class A	788	50,495
Heineken NV	712	53,665
Kirin Holdings Co., Ltd. (A)	3,200	51,365
Monster Beverage Corp. (G)	1,500	71,610
PepsiCo, Inc.	6,600	522,126
Pernod-Ricard SA	783	97,569
Remy Cointreau SA	200	23,114
SABMiller PLC	3,436	180,849
Treasury Wine Estates, Ltd.	5,251	31,108
Biotechnology - 0.4%
Actelion, Ltd. (G)	700	38,012
Alexion Pharmaceuticals, Inc. (A) (G)	808	74,449
Amgen, Inc.	2,833	290,411
Biogen IDEC, Inc. (G)	800	154,328

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Biotechnology (continued)
Celgene Corp. (G)	1,900	$220,229
CSL, Ltd.	1,863	114,886
Elan Corp. PLC (G)	2,467	28,363
Gilead Sciences, Inc. (A) (G)	5,400	264,222
Grifols SA (G)	894	33,148
Regeneron Pharmaceuticals, Inc. - Class A (A) (G)	400	70,560
Vertex Pharmaceuticals, Inc. (G)	800	43,984
Building Products - 0.1%
Asahi Glass Co., Ltd.	4,400	30,429
ASSA Abloy AB - Series B, Class B	1,169	47,736
Cie de St-Gobain	1,480	54,865
Daikin Industries, Ltd. (A)	1,000	39,146
LIXIL Group Corp. (A)	700	13,920
TOTO, Ltd. (A)	3,000	26,834
Capital Markets - 0.7%
Aberdeen Asset Management PLC	13,100	85,431
Ameriprise Financial, Inc. (A)	2,100	154,665
Bank of New York Mellon Corp.	5,000	139,950
BlackRock, Inc. - Class A	500	128,440
Charles Schwab Corp. (A)	8,600	152,134
CI Financial Corp. (A)	900	24,895
Credit Suisse Group AG (A) (G)	5,176	135,820
Daiwa Securities Group, Inc. (A)	7,000	49,227
Deutsche Bank AG	3,394	132,324
Franklin Resources, Inc. (A)	400	60,324
Goldman Sachs Group, Inc.	1,700	250,155
IGM Financial, Inc. - Class B (A)	1,800	81,101
Invesco, Ltd.	1,500	43,440
Julius Baer Group, Ltd. (G)	1,358	52,801
Macquarie Group, Ltd.	2,672	103,350
Mediobanca SpA	1,088	5,537
Morgan Stanley	3,600	79,128
Nomura Holdings, Inc. (A)	13,200	81,330
Northern Trust Corp. (A)	2,500	136,400
Partners Group Holding AG	200	49,363
Ratos AB - Class B	2,800	29,583
State Street Corp.	1,100	64,999
T. Rowe Price Group, Inc.	600	44,922
TD Ameritrade Holding Corp. (A)	2,000	41,240
UBS AG - Class A (G)	13,224	202,685
Chemicals - 1.0%
Agrium, Inc. (A)	400	39,006
Air Liquide SA - Class A	1,290	156,727
Air Products & Chemicals, Inc.	1,600	139,392
Air Water, Inc. (A)	2,000	27,790
Airgas, Inc.	700	69,412
Akzo Nobel NV	623	39,546
Arkema SA	220	20,014
Asahi Kasei Corp. (A)	5,000	33,622
BASF SE - Class R	3,931	344,261
Celanese Corp. - Series A, Class A	800	35,240
CF Industries Holdings, Inc. - Class B	200	38,074
Dow Chemical Co.	4,300	136,912
E.I. du Pont de Nemours & Co.	3,400	167,144
Eastman Chemical Co.	600	41,922
Ecolab, Inc. (A)	2,100	168,378
FMC Corp. - Class A	600	34,218
Givaudan SA (G)	100	122,827
Incitec Pivot, Ltd.	7,463	24,010
Israel Chemicals, Ltd.	1,656	21,397
Israel Corp., Ltd.	6	4,553
Johnson Matthey PLC	1,200	41,937
JSR Corp. (A)	600	12,238
K+S AG	602	28,000
Kansai Paint Co., Ltd. (A)	1,300	14,390

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Chemicals (continued)
Koninklijke DSM NV	1,052	$61,236
Kuraray Co., Ltd. (A)	1,000	14,033
Lanxess AG	400	28,365
Linde AG	812	150,977
LyondellBasell Industries NV - Class A	2,726	172,528
Mitsubishi Chemical Holdings Corp. (A)	6,000	28,427
Mitsubishi Gas Chemical Co., Inc. (A)	2,000	13,173
Mitsui Chemicals, Inc. (A)	4,000	8,668
Monsanto Co.	1,900	200,697
Mosaic Co.	800	47,688
Nitto Denko Corp. (A)	700	41,865
Novozymes A/S	1,430	48,558
Orica, Ltd.	841	21,409
Potash Corp. of Saskatchewan, Inc.	3,100	121,760
PPG Industries, Inc.	400	53,576
Praxair, Inc.	1,100	122,694
Sherwin-Williams Co.	600	101,334
Shin-Etsu Chemical Co., Ltd.	1,700	112,147
Showa Denko KK (A)	6,000	8,987
Sigma-Aldrich Corp. (A)	1,000	77,680
Solvay SA - Class A (A)	297	40,222
Sumitomo Chemical Co., Ltd. (A)	11,000	34,355
Syngenta AG	359	149,757
Taiyo Nippon Sanso Corp. (A)	3,000	20,779
Teijin, Ltd. (A)	4,000	9,221
Toray Industries, Inc. (A)	5,000	33,781
UBE Industries, Ltd. (A)	6,000	11,792
Umicore SA	293	13,763
Yara International ASA	701	32,000
Commercial Banks - 2.5%
Aozora Bank, Ltd. (A)	5,000	14,076
Australia & New Zealand Banking Group, Ltd.	11,341	336,873
Banca Monte dei Paschi di Siena SpA (G)	38,174	9,053
Banco Bilbao Vizcaya Argentaria SA	22,763	197,336
Banco de Sabadell SA (A) (G)	9,825	18,035
Banco Espirito Santo SA (G)	8,203	8,402
Banco Popular Espanol SA (G)	3,318	2,458
Banco Santander SA	41,663	279,953
Bank Hapoalim BM (G)	1,671	7,571
Bank Leumi Le-Israel BM (G)	3,697	13,030
Bank of East Asia, Ltd. (A)	8,000	31,485
Bank of Kyoto, Ltd. (A)	4,000	39,050
Bank of Montreal (A)	2,699	169,881
Bank of Nova Scotia (A)	4,700	273,482
Bank of Yokohama, Ltd.	3,000	17,337
Barclays PLC	42,027	185,922
BB&T Corp.	1,700	53,363
BNP Paribas SA	4,045	207,611
BOC Hong Kong Holdings, Ltd.	13,500	45,130
Canadian Imperial Bank of Commerce - Class B (A)	1,500	117,655
Chiba Bank, Ltd.	2,000	14,362
Chugoku Bank, Ltd. (A)	1,500	24,189
CIT Group, Inc. (G)	1,000	43,480
Commerzbank AG (A) (G)	18,827	27,633
Commonwealth Bank of Australia	6,725	476,188
Credit Agricole SA (G)	4,225	34,802
Danske Bank A/S - Class R (G)	2,342	41,990
DBS Group Holdings, Ltd.	7,000	90,297
DNB ASA	3,574	52,599
Erste Group Bank AG (G)	734	20,445
Fifth Third Bancorp (A)	8,200	133,742
Fukuoka Financial Group, Inc. - Class A (A)	3,000	14,979
Hachijuni Bank, Ltd. (A)	2,000	11,919
Hang Seng Bank, Ltd.	2,800	44,836

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Commercial Banks (continued)
HSBC Holdings PLC	76,883	$820,659
Intesa Sanpaolo SpA	36,480	53,402
Iyo Bank, Ltd. (A)	2,000	18,505
Joyo Bank, Ltd. (A)	3,000	16,668
KBC Groep NV	753	25,936
KeyCorp	4,700	46,812
Lloyds TSB Group PLC (G)	178,633	132,156
M&T Bank Corp. (A)	400	41,264
Mitsubishi UFJ Financial Group, Inc. (A)	53,900	322,936
Mizrahi Tefahot Bank, Ltd. (G)	1,574	16,790
Mizuho Financial Group, Inc. (A)	96,700	206,477
National Australia Bank, Ltd. - Class N	9,497	304,940
National Bank of Canada (A)	400	29,378
Natixis - Class A	7,161	27,189
Nordea Bank AB	11,099	125,696
Oversea-Chinese Banking Corp.	11,000	94,449
PNC Financial Services Group, Inc.	1,900	126,350
Raiffeisen Bank International AG	300	10,197
Regions Financial Corp.	5,500	45,045
Resona Holdings, Inc. (A)	8,000	42,067
Royal Bank of Canada	6,100	367,495
Royal Bank of Scotland Group PLC (G)	12,643	52,925
Seven Bank, Ltd. (A)	5,320	17,067
Shinsei Bank, Ltd. - Class A (A)	10,000	22,840
Shizuoka Bank, Ltd. (A)	2,000	22,500
Skandinaviska Enskilda Banken AB - Class A	5,953	59,790
Societe Generale SA (G)	2,482	81,543
Standard Chartered PLC	8,658	224,102
Sumitomo Mitsui Financial Group, Inc. (A)	5,700	232,517
Sumitomo Mitsui Trust Holdings, Inc. (A)	11,000	52,000
SunTrust Banks, Inc.	4,600	132,526
Suruga Bank, Ltd.	2,000	32,018
Svenska Handelsbanken AB - Class A	1,804	77,098
Swedbank AB - Class A	2,990	67,999
Toronto-Dominion Bank	3,900	324,715
U.S. Bancorp - Class A	6,900	234,117
UniCredit SpA - Class A (G)	14,666	62,603
Unione di Banche Italiane SCPA	8,200	30,209
United Overseas Bank, Ltd.	5,000	82,154
Wells Fargo & Co.	21,400	791,586
Westpac Banking Corp.	12,953	414,830
Wing Hang Bank, Ltd.	2,000	21,256
Commercial Services & Supplies - 0.2%
ADT Corp.	550	26,917
Aggreko PLC	1,351	36,580
Brambles, Ltd.	3,848	33,934
Dai Nippon Printing Co., Ltd. (A)	3,000	28,523
Edenred	700	22,908
G4S PLC	15,300	67,743
Republic Services, Inc. - Class A (A)	1,400	46,200
Secom Co., Ltd. (A)	800	41,175
Securitas AB - Class B	2,900	27,302
Societe BIC SA	200	23,225
Stericycle, Inc. (A) (G)	600	63,708
Toppan Printing Co., Ltd. (A)	2,000	14,362
Tyco International, Ltd.	4,300	137,600
Waste Management, Inc. (A)	3,300	129,393
Communications Equipment - 0.4%
Cisco Systems, Inc.	22,700	474,657
F5 Networks, Inc. - Class B (A) (G)	500	44,540
Juniper Networks, Inc. (G)	1,800	33,372
Motorola Solutions, Inc.	2,213	141,698
Nokia OYJ (A)	16,698	54,025
QUALCOMM, Inc.	7,300	488,735
Research In Motion, Ltd. (A) (G)	1,700	25,253
Telefonaktiebolaget LM Ericsson - Class B	12,776	159,196

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Computers & Peripherals - 0.8%
Apple, Inc.	4,000	$1,770,520
Dell, Inc.	13,200	189,156
EMC Corp. (G)	7,400	176,786
Fujitsu, Ltd. (A)	7,000	29,075
Gemalto NV	200	17,446
Hewlett-Packard Co.	7,200	171,648
NEC Corp. (A)	7,000	18,590
NetApp, Inc. (G)	3,400	116,144
SanDisk Corp. (A) (G)	1,000	55,000
Seagate Technology PLC	1,200	43,872
Toshiba Corp. (A)	15,000	75,849
Western Digital Corp.	900	45,252
Construction & Engineering - 0.1%
ACS Actividades Co.	855	19,952
Bouygues SA - Class A	753	20,424
Chiyoda Corp.	1,000	11,154
Ferrovial SA	1,100	17,456
Fluor Corp.	600	39,798
JGC Corp. (A)	1,300	33,227
Kajima Corp. (A)	4,900	13,274
Leighton Holdings, Ltd. (A)	3,687	78,847
Obayashi Corp. (A)	6,000	28,618
Shimizu Corp. (A)	5,000	16,360
Skanska AB - Class B	1,157	20,915
SNC-Lavalin Group, Inc.	1,300	54,414
Taisei Corp.	5,200	14,418
Vinci SA	1,596	71,901
Construction Materials - 0.1%
Boral, Ltd.	2,548	13,026
CRH PLC	1,300	28,696
CRH PLC	1,721	37,969
Fletcher Building, Ltd.	3,130	22,444
HeidelbergCement AG	650	46,709
Holcim, Ltd. (G)	832	66,302
Imerys SA	600	39,063
James Hardie Industries PLC	4,700	48,983
Lafarge SA	552	36,674
Taiheiyo Cement Corp. (A)	8,000	19,121
Consumer Finance - 0.2%
AEON Financial Service Co., Ltd. (A)	1,000	28,278
American Express Co. (A)	3,800	256,348
Capital One Financial Corp.	2,500	137,375
Credit Saison Co., Ltd. (A)	600	14,940
Discover Financial Services	1,300	58,292
ORIX Corp. (A) (G)	3,800	48,280
SLM Corp.	2,600	53,248
Containers & Packaging - 0.0% (C)
Amcor, Ltd.	3,510	33,913
Ball Corp.	600	28,548
Toyo Seikan Group Holdings, Ltd.	1,600	21,994
Distributors - 0.0% (C)
Genuine Parts Co. (A)	600	46,800
Jardine Cycle & Carriage, Ltd.	180	7,420
Li & Fung, Ltd. (A)	20,000	27,568
Diversified Consumer Services - 0.0% (C)
Benesse Holdings, Inc. (A)	300	12,748
Diversified Financial Services - 0.8%
ASX, Ltd.	1,311	49,397
Bank of America Corp.	45,600	555,408
Banque Cantonale Vaudoise (G)	100	55,830
CaixaBank	9,638	32,616
Citigroup, Inc.	10,611	469,431

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Diversified Financial Services (continued)
CME Group, Inc. - Class A	1,000	$61,390
Deutsche Boerse AG	586	35,489
Eurazeo NPV	800	40,558
Exor SpA	2,135	59,634
First Pacific Co.	17,000	23,039
Groupe Bruxelles Lambert SA	429	32,802
Hong Kong Exchanges and Clearing, Ltd.	3,700	63,060
Industrivarden AB - Class C	1,000	18,200
ING Groep NV (G)	13,860	98,373
IntercontinentalExchange, Inc. (A) (G)	300	48,921
Investment AB Kinnevik - Class B	999	24,206
Investor AB - Class B	1,891	54,613
JPMorgan Chase & Co.	16,100	764,106
McGraw-Hill Cos., Inc. (A)	2,300	119,784
Mitsubishi UFJ Lease & Finance Co., Ltd. (A)	3,000	15,648
Moody’s Corp. (A)	1,000	53,320
NYSE Euronext	2,000	77,280
Pargesa Holding SA	651	44,198
Pohjola Bank PLC - Class A (A)	618	8,983
Singapore Exchange, Ltd.	4,000	24,832
Wendel SA	400	42,332
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	24,800	909,912
BCE, Inc. (A)	600	28,032
Belgacom SA	842	20,933
Bell Aliant, Inc.	1,150	30,498
Bezeq Israeli Telecommunication Corp., Ltd.	12,438	17,234
BT Group PLC - Class A	33,088	139,766
CenturyLink, Inc.	1,549	54,416
Deutsche Telekom AG	12,511	132,243
Elisa OYJ (A)	464	8,618
France Telecom SA	6,700	67,763
HKT Trust / HKT, Ltd.	14,000	14,014
Iliad SA	123	26,165
Inmarsat PLC	4,216	45,002
Koninklijke KPN NV (A)	5,389	18,126
Nippon Telegraph & Telephone Corp.	1,800	78,398
PCCW, Ltd.	8,000	3,690
Portugal Telecom SGPS SA	2,505	12,407
Singapore Telecommunications, Ltd.	34,000	98,134
Swisscom AG	129	59,683
TDC A/S - Class B	2,394	18,426
Telecom Corp. of New Zealand, Ltd.	6,787	13,288
Telecom Italia SpA	22,323	15,767
Telecom Italia SpA - RSP	35,922	22,102
Telefonica SA	17,045	229,198
Telekom Austria AG	1,367	8,970
Telenor ASA	3,562	78,428
TeliaSonera AB	7,840	55,980
Telstra Corp., Ltd.	15,830	74,331
TELUS Corp.	400	27,626
TELUS Corp. (H)	400	27,508
Verizon Communications, Inc. (A)	12,000	589,800
Windstream Corp. (A)	8,000	63,600
Electric Utilities - 0.4%
American Electric Power Co., Inc.	1,200	58,356
Cheung Kong Infrastructure Holdings, Ltd. (A)	6,000	41,121
Chubu Electric Power Co., Inc. (A)	2,300	27,951
Chugoku Electric Power Co., Inc. (A)	800	10,428
CLP Holdings, Ltd.	6,500	56,940
Contact Energy, Ltd.	665	3,172
Duke Energy Corp.	2,296	166,667
Edison International	900	45,288

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Electric Utilities (continued)
EDP - Energias de Portugal SA	8,920	$27,465
Electricite de France SA	1,016	19,483
Enel SpA	23,905	78,016
Entergy Corp. - Class B	600	37,944
Exelon Corp.	3,078	106,129
FirstEnergy Corp.	1,066	44,985
Fortis, Inc. (A)	1,300	43,702
Fortum OYJ	1,987	40,039
Hokkaido Electric Power Co., Inc. (A) (G)	800	8,158
Hokuriku Electric Power Co. (A)	1,400	17,237
Iberdrola SA	14,045	65,407
Kansai Electric Power Co., Inc. (A) (G)	2,700	25,556
Kyushu Electric Power Co., Inc. (A) (G)	3,500	35,619
NextEra Energy, Inc.	1,700	132,056
Northeast Utilities (A)	1,061	46,111
Power Assets Holdings, Ltd.	5,000	47,117
PPL Corp. (A)	2,900	90,799
Red Electrica Corp. SA	400	20,125
Shikoku Electric Power Co., Inc. (A) (G)	500	7,107
Southern Co.	3,100	145,452
SP AusNet	1,005	1,250
SSE PLC - Class B	2,398	54,072
Terna Rete Elettrica Nazionale SpA	4,393	18,189
Tohoku Electric Power Co., Inc. (A) (G)	1,300	10,330
Tokyo Electric Power Co., Inc. (A) (G)	5,300	13,062
Verbund AG (A)	155	3,360
Xcel Energy, Inc.	1,400	41,580
Electrical Equipment - 0.3%
ABB, Ltd. (G)	7,949	179,277
Alstom SA	629	25,600
AMETEK, Inc. - Class A	1,050	45,528
Eaton Corp. PLC	4,094	250,757
Emerson Electric Co.	2,700	150,849
Legrand SA	671	29,261
Mitsubishi Electric Corp. (A)	7,000	56,589
Nidec Corp. (A)	500	29,851
Prysmian SpA	896	18,434
Rockwell Automation, Inc. - Class B	500	43,175
Roper Industries, Inc. (A)	400	50,924
Schneider Electric SA	2,182	159,429
Sumitomo Electric Industries, Ltd.	2,700	32,956
Electronic Equipment & Instruments - 0.2%
Amphenol Corp. - Class A (A)	600	44,790
Corning, Inc.	3,700	49,321
FUJIFILM Holdings Corp.	1,700	33,482
Hexagon AB - Class B	872	23,752
Hirose Electric Co., Ltd.	100	13,141
Hitachi Chemical Co., Ltd. (A)	700	10,663
Hitachi High-Technologies Corp. (A)	500	10,421
Hitachi, Ltd. (A)	19,500	113,104
Hoya Corp. (A)	1,600	30,016
Keyence Corp. (A)	200	61,189
Kyocera Corp. (A)	600	54,751
Murata Manufacturing Co., Ltd. (A)	700	52,648
Nippon Electric Glass Co., Ltd. (A)	1,500	7,441
Omron Corp. (A)	600	15,106
TDK Corp. (A)	300	10,469
TE Connectivity, Ltd.	3,400	142,562
Energy Equipment & Services - 0.5%
Aker Solutions ASA	1,064	19,972
AMEC PLC	1,700	27,277
Baker Hughes, Inc.	3,000	139,230
Cameron International Corp. (A) (G)	2,500	163,000
CIE Generale de Geophysique - Veritas (G)	1,038	23,378
Diamond Offshore Drilling, Inc.	600	41,736
Ensco PLC - Class A (A)	800	48,000

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Energy Equipment & Services (continued)
FMC Technologies, Inc. (A) (G)	800	$43,512
Fugro NV	354	19,594
Halliburton Co.	3,900	157,599
National Oilwell Varco, Inc.	1,800	127,350
Noble Corp.	1,000	38,150
Petrofac, Ltd.	2,778	60,487
Rowan Cos. PLC (G)	300	10,608
Saipem SpA	1,338	41,146
Schlumberger, Ltd.	5,639	422,305
SeaDrill, Ltd.	1,286	46,866
Subsea 7 SA (A)	1,363	32,033
Technip SA	431	44,187
Tenaris SA (A)	1,818	36,937
Transocean, Ltd.	1,113	57,719
Weatherford International, Ltd. (G)	5,900	71,626
WorleyParsons, Ltd.	874	22,467
Food & Staples Retailing - 0.8%
Aeon Co., Ltd. (A)	2,200	28,419
Carrefour SA	2,140	58,580
Casino Guichard Perrachon SA	508	53,384
Colruyt SA	532	25,726
Costco Wholesale Corp.	1,600	169,776
CVS Caremark Corp.	4,700	258,453
Delhaize Group SA	229	12,492
Distribuidora Internacional de Alimentacion SA	1,040	7,193
FamilyMart Co., Ltd.	300	13,688
George Weston, Ltd. - Class A	400	29,741
J. Sainsbury PLC	9,900	56,936
Jeronimo Martins SGPS SA	849	16,537
Kesko OYJ - Class B	221	6,904
Koninklijke Ahold NV	2,746	42,081
Kroger Co.	1,600	53,024
Lawson, Inc. (A)	200	15,340
Loblaw Cos., Ltd. (A)	2,100	88,354
Metcash, Ltd. (A)	17,745	76,487
Metro AG	1,800	51,177
Olam International, Ltd. (A)	7,000	9,707
Seven & I Holdings Co., Ltd.	3,200	105,890
Shoppers Drug Mart Corp. (A)	1,100	47,071
Sysco Corp. (A)	4,300	151,231
Tesco PLC	29,088	168,636
Wal-Mart Stores, Inc.	7,900	591,157
Walgreen Co. (A)	3,700	176,416
Wesfarmers, Ltd.	3,623	151,638
Whole Foods Market, Inc.	900	78,075
WM Morrison Supermarkets PLC	23,879	100,213
Woolworths, Ltd.	4,414	155,287
Food Products - 1.0%
Ajinomoto Co., Inc. (A)	3,000	44,011
Archer-Daniels-Midland Co.	4,900	165,277
Associated British Foods PLC	2,519	72,761
Bunge, Ltd. (A)	600	44,298
Campbell Soup Co. (A)	1,100	49,896
ConAgra Foods, Inc.	1,500	53,715
Danone SA	2,489	173,182
DE Master Blenders 1753 NV (G)	4,100	63,330
General Mills, Inc.	2,700	133,137
Golden Agri-Resources, Ltd. (A)	31,000	14,496
Hershey Co.	600	52,518
HJ Heinz Co.	2,400	173,448
Hormel Foods Corp. (A)	1,700	70,244
JM Smucker Co. (A)	500	49,580
Kellogg Co.	2,200	141,746
Kerry Group PLC	740	44,101
Kraft Foods Group, Inc.	2,033	104,760

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Food Products (continued)
Lindt & Spruengli AG (G)	1	$45,128
Mead Johnson Nutrition Co. - Class A	500	38,725
MEIJI Holdings Co., Ltd. (A)	300	13,720
Mondelez International, Inc. - Class A	6,100	186,721
Nestle SA	13,962	1,009,682
Nippon Meat Packers, Inc.	1,000	16,115
Nisshin Seifun Group, Inc. (A)	2,000	26,345
Nissin Foods Holdings Co., Ltd. (A)	300	13,751
Saputo, Inc.	500	25,388
Tate & Lyle PLC	2,200	28,414
Toyo Suisan Kaisha, Ltd.	1,000	30,807
Unilever NV	6,902	282,717
Unilever PLC	4,638	196,194
Wilmar International, Ltd. (A)	8,000	22,252
Yakult Honsha Co., Ltd. - Class A (A)	300	12,078
Yamazaki Baking Co., Ltd. (A)	2,500	32,931
Gas Utilities - 0.1%
APA Group	2,800	17,375
Enagas SA	700	16,299
EQT Corp.	600	40,650
Gas Natural SDG SA	2,960	52,399
Hong Kong & China Gas Co., Ltd.	18,870	54,938
ONEOK, Inc. (A)	2,500	119,175
Osaka Gas Co., Ltd. (A)	7,000	30,562
Snam SpA	8,096	36,904
Toho Gas Co., Ltd. (A)	3,600	22,869
Tokyo Gas Co., Ltd. (A)	9,000	48,569
Health Care Equipment & Supplies - 0.5%
Abbott Laboratories	6,700	236,644
Baxter International, Inc.	2,000	145,280
Becton Dickinson and Co. (A)	1,700	162,537
Boston Scientific Corp. (G)	6,000	46,860
Cie Generale D’optique Essilor International SA	764	84,957
Coloplast A/S	750	40,413
Covidien PLC	2,000	135,680
CR Bard, Inc. (A)	700	70,546
Edwards Lifesciences Corp. (A) (G)	400	32,864
Elekta AB - Class B	1,200	18,221
Getinge AB - Class B	903	27,576
Intuitive Surgical, Inc. (G)	100	49,119
Medtronic, Inc.	3,800	178,448
Olympus Corp. (G)	800	18,901
Smith & Nephew PLC	4,334	50,048
Sonova Holding AG (G)	403	48,353
St. Jude Medical, Inc. (A)	2,100	84,924
Stryker Corp. (A)	2,400	156,576
Sysmex Corp. (A)	300	18,229
Terumo Corp. (A)	400	17,103
Zimmer Holdings, Inc. - Class A (A)	600	45,132
Health Care Providers & Services - 0.5%
Aetna, Inc.	3,200	163,584
Alfresa Holdings Corp. (A)	400	21,714
AmerisourceBergen Corp. - Class A	1,000	51,450
Cardinal Health, Inc.	2,700	112,374
Catamaran Corp. (G)	800	42,392
Celesio AG	1,600	30,047
CIGNA Corp.	2,800	174,636
DaVita HealthCare Partners, Inc. (A) (G)	600	71,154
Express Scripts Holding Co. (G)	2,928	168,799
Fresenius Medical Care AG & Co., KGaA	568	38,334
Fresenius SE & Co. KGaA	348	42,953
HCA Holdings, Inc.	4,039	164,105
Humana, Inc. - Class A	1,300	89,843
Laboratory Corp. of America Holdings (A) (G)	400	36,080

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Health Care Providers & Services (continued)
McKesson Corp. (A)	600	$64,776
Medipal Holdings Corp. (A)	900	12,592
Miraca Holdings, Inc.	300	14,373
Quest Diagnostics, Inc. (A)	1,900	107,255
Ramsay Health Care, Ltd.	2,022	67,998
Sonic Healthcare, Ltd.	2,010	29,151
Suzuken Co., Ltd. (A)	700	25,320
UnitedHealth Group, Inc.	3,800	217,398
WellPoint, Inc.	1,600	105,968
Health Care Technology - 0.0% (C)
Cerner Corp. (A) (G)	500	47,375
Hotels, Restaurants & Leisure - 0.5%
Accor SA	574	19,940
Carnival Corp.	3,800	130,340
Carnival PLC - Class A	3,300	115,527
Chipotle Mexican Grill, Inc. - Class A (G)	136	44,318
Compass Group PLC	4,824	61,607
Crown, Ltd. (A)	2,758	35,319
Echo Entertainment Group, Ltd. - Class A	3,197	11,583
Galaxy Entertainment Group, Ltd. (A) (G)	11,400	47,582
Genting Singapore PLC (A)	36,000	43,391
Las Vegas Sands Corp.	2,900	163,415
Marriott International, Inc. - Class A (A)	2,300	97,129
McDonald’s Corp.	4,300	428,667
McDonald’s Holdings Co., Japan, Ltd. (A)	400	10,768
MGM China Holdings, Ltd.	4,000	8,605
OPAP SA	505	3,988
Oriental Land Co., Ltd.	200	32,719
Sands China, Ltd.	10,000	51,852
Shangri-La Asia, Ltd.	8,000	15,727
SJM Holdings, Ltd.	7,000	17,494
SKYCITY Entertainment Group, Ltd.	3,871	14,283
Sodexo	250	23,298
Starbucks Corp.	2,700	153,792
Starwood Hotels & Resorts Worldwide, Inc. (A)	600	38,238
Tatts Group, Ltd.	8,000	26,404
Tim Hortons, Inc.	400	21,739
Wynn Macau, Ltd. (A) (G)	9,161	24,370
Wynn Resorts, Ltd. (A)	300	37,548
Yum! Brands, Inc.	1,700	122,298
Household Durables - 0.1%
Electrolux AB - Series B	977	24,858
Husqvarna AB - Class B	2,400	14,164
Panasonic Corp.	8,000	59,829
Rinnai Corp. (A)	200	14,214
Sekisui Chemical Co., Ltd. (A)	3,000	33,016
Sekisui House, Ltd.	3,000	40,633
Sharp Corp. (A) (G)	2,400	6,833
Sony Corp. (A)	3,600	62,145
Household Products - 0.5%
Church & Dwight Co., Inc. (A)	900	58,167
Clorox Co.	600	53,118
Colgate-Palmolive Co.	1,700	200,651
Henkel AG & Co. KGaA	564	44,534
Kao Corp. (A)	1,900	61,359
Kimberly-Clark Corp. (A)	1,400	137,172
Procter & Gamble Co.	11,600	893,896
Reckitt Benckiser Group PLC	2,437	174,703
Svenska Cellulosa AB - Class B	2,423	62,466
UniCharm Corp. (A)	300	17,114
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	3,000	37,710
Calpine Corp. (G)	6,500	133,900
Enel Green Power SpA	17,983	33,724

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Industrial Conglomerates - 0.6%
3M Co.	2,400	$255,144
Danaher Corp.	2,100	130,515
Fraser and Neave, Ltd. (H)	3,000	22,832
General Electric Co.	44,800	1,035,776
Hutchison Whampoa, Ltd.	8,000	83,426
Keppel Corp., Ltd.	5,200	46,955
Koninklijke Philips Electronics NV	3,632	107,476
NWS Holdings, Ltd.	12,000	21,488
Orkla ASA	2,487	19,992
SembCorp Industries, Ltd.	4,000	16,737
Siemens AG - Class A	3,519	379,045
Smiths Group PLC	3,680	70,286
Insurance - 1.3%
ACE, Ltd.	1,400	124,558
Aflac, Inc.	1,200	62,424
Ageas	901	30,473
AIA Group, Ltd.	43,600	190,406
Allianz SE - Class A	1,904	258,586
Allstate Corp.	1,200	58,884
American International Group, Inc. (G)	4,020	156,056
AMP, Ltd.	6,833	37,065
AON PLC	2,300	141,450
Arch Capital Group, Ltd. (A) (G)	300	15,771
Assicurazioni Generali SpA	4,281	66,619
Aviva PLC	10,097	45,443
Berkshire Hathaway, Inc. - Class B (G)	3,900	406,380
Chubb Corp. - Class A (A)	700	61,271
CNP Assurances	1,601	21,969
Delta Lloyd NV	307	5,265
Everest RE Group, Ltd.	100	12,986
Gjensidige Forsikring ASA - Class A	1,640	27,138
Hannover Rueckversicherung SE	1,000	78,436
Hartford Financial Services Group, Inc. (A)	1,800	46,440
Insurance Australia Group, Ltd.	7,001	41,621
Intact Financial Corp. (A)	700	42,895
Legal & General Group PLC	25,762	67,602
Lincoln National Corp. (A)	400	13,044
Loews Corp.	2,700	118,989
Manulife Financial Corp.	6,500	95,723
Mapfre SA (A)	14,080	43,515
Marsh & McLennan Cos., Inc.	3,900	148,083
MetLife, Inc.	2,500	95,050
MS&AD Insurance Group Holdings (A)	2,100	46,468
Muenchener Rueckversicherungs AG	631	118,011
NKSJ Holdings, Inc. (A)	1,700	35,559
Old Mutual PLC	21,089	64,953
PartnerRe, Ltd. (A)	300	27,933
Power Corp. of Canada (A)	2,000	53,748
Power Financial Corp. (A)	1,100	32,420
Principal Financial Group, Inc. (A)	1,400	47,642
Progressive Corp. (A)	5,200	131,404
Prudential Financial, Inc.	2,000	117,980
Prudential PLC	9,209	149,021
QBE Insurance Group, Ltd.	5,037	70,850
RenaissanceRe Holdings, Ltd. (A)	200	18,398
RSA Insurance Group PLC	67,400	119,206
Sampo - Class A	1,811	69,643
SCOR SE	874	25,096
Sony Financial Holdings, Inc. (A)	808	12,017
Standard Life PLC	17,652	97,978
Sun Life Financial, Inc. (A)	2,500	68,219
Suncorp Group, Ltd.	3,051	37,547
Swiss Re AG	1,463	118,976
T&D Holdings, Inc. (A)	2,450	29,124
Tokio Marine Holdings, Inc. (A)	3,100	89,047

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Insurance (continued)
Travelers Cos., Inc.	1,600	$134,704
Tryg A/S	292	23,619
Vienna Insurance Group AG	130	6,296
Willis Group Holdings PLC (A)	1,000	39,490
XL Group PLC - Class A	2,500	75,750
Zurich Insurance Group AG (G)	509	141,660
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (G)	1,500	399,735
Liberty Interactive Corp. - Series A (G)	2,000	42,760
priceline.com, Inc. (A) (G)	200	137,586
Rakuten, Inc. (A)	3,073	31,371
Internet Software & Services - 0.4%
DeNA Co., Ltd. (A)	410	11,150
eBay, Inc. (G)	4,200	227,724
Facebook, Inc. - Class A (G)	6,000	153,480
Google, Inc. - Class A (G)	1,100	873,433
Gree, Inc. (A)	1,700	21,346
LinkedIn Corp. - Class A (G)	500	88,030
Yahoo! Inc. (G)	8,600	202,358
Yahoo! Japan Corp. (A)	41	18,837
IT Services - 0.7%
Accenture PLC - Class A	2,300	174,731
Amadeus IT Holding SA - Class A	1,507	40,712
AtoS	313	21,541
Automatic Data Processing, Inc.	2,100	136,542
Capital Gemini SA	492	22,389
CGI Group, Inc. - Class A (G)	1,300	35,333
Cognizant Technology Solutions Corp. - Class A (G)	700	53,627
Computershare, Ltd.	1,070	11,363
Fidelity National Information Services, Inc.	1,100	43,582
Fiserv, Inc. (G)	500	43,915
International Business Machines Corp.	4,600	981,180
ITOCHU Techno-Solutions Corp. (A)	400	19,759
Mastercard, Inc. - Class A	400	216,452
Nomura Research Institute, Ltd. (A)	1,500	38,689
NTT Data Corp. (A)	4	13,151
Paychex, Inc. (A)	1,200	42,084
Teradata Corp. (G)	1,500	87,765
Visa, Inc. - Class A (A)	2,200	373,648
Western Union Co. (A)	2,100	31,584
Leisure Equipment & Products - 0.0% (C)
Mattel, Inc.	1,100	48,169
Namco Bandai Holdings, Inc. (A)	1,400	24,688
Nikon Corp. (A)	1,200	28,109
Sankyo Co., Ltd. (A)	300	14,022
Sega Sammy Holdings, Inc. (A)	600	12,015
Shimano, Inc. (A)	200	16,317
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	2,800	117,516
QIAGEN NV (G)	1,900	39,602
Thermo Fisher Scientific, Inc.	900	68,841
Machinery - 0.7%
Alfa Laval AB	1,076	24,784
Amada Co., Ltd.	3,000	19,791
Andritz AG	300	20,128
Atlas Copco AB - Class A	2,427	68,901
Atlas Copco AB - Class B	1,598	40,364
Caterpillar, Inc.	2,300	200,031
Cummins, Inc. (A)	400	46,324
Deere & Co. (A)	1,600	137,568
Dover Corp. (A)	1,300	94,744
FANUC Corp.	800	122,293
Fiat Industrial SpA	3,146	35,367
GEA Group AG	1,022	33,681

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Machinery (continued)
Hino Motors, Ltd. (A)	2,000	$21,586
Hitachi Construction Machinery Co., Ltd. (A)	2,000	42,705
IHI Corp. (A)	5,000	15,138
Illinois Tool Works, Inc. - Class A (A)	1,800	109,692
Ingersoll-Rand PLC	2,700	148,527
Joy Global, Inc. (A)	500	29,760
JTEKT Corp.	1,200	11,282
Kawasaki Heavy Industries, Ltd. (A)	15,000	47,166
Komatsu, Ltd. (A)	4,000	94,885
Kone OYJ - Class B	744	58,509
Kubota Corp. (A)	5,000	72,130
Kurita Water Industries, Ltd. (A)	500	11,064
Makita Corp. (A)	300	13,289
MAN SE	321	34,510
Metso OYJ (A)	455	19,358
Mitsubishi Heavy Industries, Ltd.	11,000	63,335
Nabtesco Corp. (A)	600	12,251
NGK Insulators, Ltd. (A)	1,400	14,857
NSK, Ltd. (A)	2,000	15,149
PACCAR, Inc. (A)	2,800	141,568
Parker Hannifin Corp.	1,400	128,212
Pentair, Ltd.	263	13,873
Sandvik AB	3,623	55,708
Scania AB - Class B	970	20,289
Schindler Holding AG	200	28,526
SembCorp Marine, Ltd. (A)	4,000	14,286
SKF AB - Class B	2,461	60,009
SMC Corp. (A)	200	38,625
Stanley Black & Decker, Inc.	1,700	137,649
Sumitomo Heavy Industries, Ltd. (A)	4,000	15,765
THK Co., Ltd. (A)	1,000	19,716
Vallourec SA	994	47,781
Volvo AB - Class B	7,096	103,175
Wartsila OYJ Abp	587	26,373
Weir Group PLC	2,900	99,717
Yangzijiang Shipbuilding Holdings, Ltd. (A)	11,000	8,602
Marine - 0.0% (C)
A.P. Moller - Maersk A/S - Class A	1	7,502
A.P. Moller - Maersk A/S - Class B	3	23,546
Keuhne & Nagel International AG	443	48,299
Mitsui OSK Lines, Ltd. (A) (G)	3,000	9,847
Nippon Yusen KK (A)	11,000	28,162
Orient Overseas International, Ltd.	3,000	20,290
Media - 0.9%
Axel Springer AG (A)	700	30,333
British Sky Broadcasting Group PLC	4,495	60,308
CBS Corp. - Class B	1,500	70,035
Comcast Corp. - Class A (A)	8,900	373,889
Comcast Corp. - Special Class A	1,500	59,430
Dentsu, Inc. (A)	1,300	38,640
DIRECTV (G)	2,500	141,525
Discovery Communications, Inc. - Series A (A) (G)	2,000	157,480
DISH Network Corp. - Class A	3,200	121,280
Eutelsat Communications SA	578	20,379
JCDecaux SA	1,315	36,039
Jupiter Telecommunications Co., Ltd.	12	15,718
Kabel Deutschland Holding AG	800	73,814
Lagardere SCA	1,800	66,278
Liberty Global, Inc. - Series A (A) (G)	2,200	161,480
Liberty Media Corp. (G)	600	66,978
News Corp. - Class A	6,100	186,172
News Corp. - Class B	1,900	58,444
Omnicom Group, Inc. (A)	2,300	135,470
Pearson PLC	2,730	49,113

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Media (continued)
Publicis Groupe SA	701	$47,005
Reed Elsevier NV	3,606	61,778
Reed Elsevier PLC	6,093	72,305
Scripps Networks Interactive, Inc. - Class A (A)	900	57,906
SES	872	27,330
Shaw Communications, Inc. - Class B (A)	2,200	54,488
Singapore Press Holdings, Ltd. (A)	7,000	25,283
Sirius XM Radio, Inc.	7,574	23,328
Telenet Group Holding NV	200	9,891
Thomson Reuters Corp. - Class B (A)	900	29,201
Time Warner Cable, Inc.	1,300	124,878
Time Warner, Inc. (A)	3,500	201,670
Toho Co., Ltd.	1,100	22,950
Viacom, Inc. - Class B	1,200	73,884
Vivendi SA	5,666	117,043
Walt Disney Co. - Class A	7,200	408,960
Wolters Kluwer NV	700	15,285
WPP PLC - Class A	3,710	59,134
Metals & Mining - 0.9%
Agnico-Eagle Mines, Ltd.	600	24,612
Alcoa, Inc. (A)	12,400	105,648
Anglo American PLC	4,851	124,715
Antofagasta PLC - Class A	2,715	40,593
ArcelorMittal	4,057	52,265
Barrick Gold Corp.	4,200	123,373
BHP Billiton PLC	7,679	223,439
BHP Billiton, Ltd.	13,601	463,904
Boliden AB	1,192	19,188
Cliffs Natural Resources, Inc. (A)	600	11,406
Daido Steel Co., Ltd.	1,900	10,072
Eldorado Gold Corp. - Class A	5,200	49,704
Eurasian Natural Resources Corp., PLC	6,800	25,428
First Quantum Minerals, Ltd.	3,300	62,761
Fortescue Metals Group, Ltd. (A)	11,892	48,783
Franco-Nevada Corp.	500	22,823
Freeport-McMoRan Copper & Gold, Inc.	3,400	112,540
Fresnillo PLC	4,101	84,496
Glencore International PLC (A)	13,020	70,448
Goldcorp, Inc.	2,900	97,575
Hitachi Metals, Ltd. (A)	1,400	13,340
IAMGOLD Corp.	2,200	15,874
Iluka Resources, Ltd. (A)	5,315	51,740
Inmet Mining Corp.	400	26,638
JFE Holdings, Inc. (A)	2,100	40,267
Kinross Gold Corp.	2,733	21,630
Kobe Steel, Ltd. (A) (G)	9,000	10,517
Mitsubishi Materials Corp.	4,000	11,260
New Gold, Inc. (G)	2,650	24,104
Newcrest Mining, Ltd.	3,252	67,886
Newmont Mining Corp.	2,100	87,969
Nippon Steel & Sumitomo Metal Corp. (A)	31,000	78,377
Norsk Hydro ASA	3,792	16,509
Nucor Corp. (A)	1,000	46,150
Osisko Mining Corp. (G)	5,000	29,680
Randgold Resources, Ltd.	700	60,413
Rio Tinto PLC	4,842	226,969
Rio Tinto, Ltd.	1,626	96,834
Silver Wheaton Corp.	1,500	46,956
Sumitomo Metal Mining Co., Ltd.	2,000	28,215
Teck Resources, Ltd. - Class B	2,100	59,123
ThyssenKrupp AG (G)	1,549	31,501
Turquoise Hill Resources, Ltd. (G)	6,045	38,501
Voestalpine AG	563	17,288
Xstrata PLC	8,945	145,157
Yamana Gold, Inc. (A)	3,200	49,299

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Multi-Utilities - 0.5%
AGL Energy, Ltd.	3,330	$54,987
Ameren Corp.	1,100	38,522
Canadian Utilities, Ltd. - Class A (A)	300	23,776
CenterPoint Energy, Inc. (A) (F)	1,900	45,524
Centrica PLC	21,915	122,440
CMS Energy Corp. (A)	3,100	86,614
Consolidated Edison, Inc. (A)	1,600	97,648
Dominion Resources, Inc. (A)	2,400	139,632
DTE Energy Co.	700	47,838
E.ON SE	6,554	114,425
GDF Suez	5,410	104,161
National Grid PLC - Class B	12,893	149,866
NiSource, Inc. - Class B	3,000	88,020
PG&E Corp. (A)	3,100	138,043
Public Service Enterprise Group, Inc.	1,200	41,208
RWE AG	1,736	64,700
SCANA Corp.	1,500	76,740
Sempra Energy (A)	600	47,964
Suez Environnement Co.	1,600	20,405
United Utilities Group PLC	8,508	91,591
Veolia Environnement SA	1,382	17,428
Wisconsin Energy Corp. (A)	1,300	55,757
Multiline Retail - 0.2%
Canadian Tire Corp., Ltd. - Class A	800	57,733
Dollar General Corp. (G)	2,500	126,450
Dollar Tree, Inc. (G)	800	38,744
Family Dollar Stores, Inc.	700	41,335
Isetan Mitsukoshi Holdings, Ltd. (A)	1,200	17,273
Kohl’s Corp. (A)	800	36,904
Macy’s, Inc.	3,200	133,888
Marks & Spencer Group PLC	13,300	78,814
Next PLC	1,400	92,875
Nordstrom, Inc. (A)	700	38,661
PPR SA	240	52,730
Target Corp. (A)	2,300	157,435
Office Electronics - 0.1%
Brother Industries, Ltd. (A)	2,200	22,599
Canon, Inc.	4,800	175,918
Konica Minolta, Inc. (A)	1,500	10,915
Ricoh Co., Ltd. (A)	2,000	21,629
Xerox Corp.	4,800	41,280
Oil, Gas & Consumable Fuels - 2.7%
Anadarko Petroleum Corp. - Class A	1,800	157,410
Apache Corp.	1,400	108,024
ARC Resources, Ltd. (A)	1,000	26,421
Athabasca Oil Corp. - Class A (G)	1,900	17,002
Baytex Energy Corp. (A)	900	37,715
BG Group PLC	14,369	246,494
BP PLC	80,568	563,005
Cameco Corp. - Class A	2,400	49,803
Canadian Natural Resources, Ltd. (A)	4,000	128,247
Canadian Oil Sands, Ltd.	1,200	24,736
Cenovus Energy, Inc.	2,700	83,617
Chesapeake Energy Corp. (A)	7,000	142,870
Chevron Corp.	8,300	986,206
Cobalt International Energy, Inc. (G)	2,300	64,860
Concho Resources, Inc. (A) (G)	401	39,069
ConocoPhillips	4,400	264,440
CONSOL Energy, Inc.	1,100	37,015
Continental Resources, Inc. - Class B (A) (G)	1,482	128,830
Crescent Point Energy Corp. (A)	1,300	49,077
Denbury Resources, Inc. (A) (G)	500	9,325
Devon Energy Corp. - Class A (A)	900	50,778
Enbridge, Inc.	2,700	125,717

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
EnCana Corp. (A)	3,100	$60,300
ENI SpA - Class B	10,808	242,865
EOG Resources, Inc.	1,100	140,877
Exxon Mobil Corp.	19,815	1,785,530
Galp Energia SGPS SA - Class B	1,035	16,212
Hess Corp.	2,600	186,186
Husky Energy, Inc. (A)	2,700	77,504
Idemitsu Kosan Co., Ltd.	100	8,679
Imperial Oil, Ltd. (A)	1,300	53,134
INPEX Corp. (A)	8	42,832
Japan Petroleum Exploration Co. (A)	300	11,776
JX Holdings, Inc. (A)	8,000	44,787
Kinder Morgan Management LLC (G)	735	64,570
Kinder Morgan, Inc.	3,325	128,611
Lundin Petroleum AB (G)	1,096	23,714
Marathon Oil Corp.	1,600	53,952
Marathon Petroleum Corp.	1,000	89,600
MEG Energy Corp. (G)	1,600	51,362
Murphy Oil Corp.	700	44,611
Neste Oil OYJ (A)	697	9,828
Noble Energy, Inc.	1,300	150,358
Occidental Petroleum Corp.	2,900	227,273
OMV AG	597	25,388
Origin Energy, Ltd.	2,554	35,313
Pacific Rubiales Energy Corp.	2,500	52,764
Peabody Energy Corp.	1,200	25,380
Pembina Pipeline Corp. (A)	1,000	31,599
Penn West Petroleum, Ltd.	4,300	46,223
Phillips 66	2,500	174,925
Pioneer Natural Resources Co. (A)	1,200	149,100
Range Resources Corp. (A)	600	48,624
Repsol SA - Class A	3,228	65,584
Royal Dutch Shell PLC - Class A	15,681	507,266
Royal Dutch Shell PLC - Class B	11,229	372,803
Santos, Ltd.	6,203	80,276
Showa Shell Sekiyu KK	200	1,413
Southwestern Energy Co. (G)	1,200	44,712
Spectra Energy Corp. (A)	4,600	141,450
Statoil ASA	4,735	115,595
Talisman Energy, Inc.	4,400	53,795
TonenGeneral Sekiyu KK	3,000	29,670
Total SA	8,976	429,803
Tourmaline Oil Corp. (G)	824	31,862
TransCanada Corp. (A)	2,600	124,132
Tullow Oil PLC	2,114	39,541
Valero Energy Corp.	1,600	72,784
Vermilion Energy, Inc. (A)	500	25,890
Whitehaven Coal, Ltd. - Class B (A)	10,100	22,293
Williams Cos., Inc.	1,500	56,190
Woodside Petroleum, Ltd.	2,350	87,641
Paper & Forest Products - 0.1%
International Paper Co.	3,700	172,346
OJI Holdings Corp. (A)	3,000	11,218
Stora Enso OYJ - Class R	2,963	19,124
UPM-Kymmene OYJ	1,888	21,067
Personal Products - 0.1%
Beiersdorf AG	486	44,879
Estee Lauder Cos., Inc. - Class A	1,900	121,657
L’Oreal SA	986	156,345
Shiseido Co., Ltd.	900	12,592
Pharmaceuticals - 2.2%
AbbVie, Inc. - Class G	6,700	273,226
Actavis, Inc. (G)	1,300	119,743
Allergan, Inc.	1,100	122,793
Astellas Pharma, Inc. (A)	1,900	102,130
AstraZeneca PLC	4,630	232,122

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Pharmaceuticals (continued)
Bayer AG	3,529	$364,018
Bristol-Myers Squibb Co.	6,100	251,259
Chugai Pharmaceutical Co., Ltd.	700	15,556
Daiichi Sankyo Co., Ltd. (A)	2,400	46,146
Dainippon Sumitomo Pharma Co., Ltd. (A)	2,000	35,311
Eisai Co., Ltd. (A)	900	40,203
Eli Lilly & Co.	3,800	215,802
Forest Laboratories, Inc. (G)	1,100	41,844
GlaxoSmithKline PLC	21,269	497,200
Hisamitsu Pharmaceutical Co., Inc.	300	16,190
Hospira, Inc. (A) (G)	200	6,566
Johnson & Johnson	11,594	945,259
Kyowa Hakko Kirin Co., Ltd.	1,300	14,694
Merck & Co., Inc.	12,900	570,567
Merck KGaA	321	48,431
Mitsubishi Tanabe Pharma Corp. (A)	1,000	15,297
Mylan, Inc. (A) (G)	1,800	52,092
Novartis AG	9,728	691,197
Novo Nordisk A/S - Class B	1,726	278,200
Ono Pharmaceutical Co., Ltd. (A)	200	12,344
Orion OYJ - Class B (A)	552	14,498
Otsuka Holdings Co., Ltd. (A)	1,300	45,090
Perrigo Co. (A)	400	47,492
Pfizer, Inc.	31,700	914,862
Roche Holding AG	2,925	680,949
Sanofi	5,064	514,565
Santen Pharmaceutical Co., Ltd. (A)	500	23,132
Shionogi & Co., Ltd. (A)	1,000	20,194
Shire PLC	2,902	88,365
Taisho Pharmaceutical Holdings Co., Ltd. (A)	201	14,199
Takeda Pharmaceutical Co., Ltd. (A)	3,300	180,188
Teva Pharmaceutical Industries, Ltd.	3,998	157,394
UCB SA	405	25,854
Valeant Pharmaceuticals International, Inc. (G)	1,200	90,084
Professional Services - 0.1%
Adecco SA (G)	1,094	59,926
Bureau Veritas SA	196	24,396
Capita PLC	4,652	63,546
Experian Group, Ltd.	3,140	54,390
Intertek Group PLC	1,100	56,710
Nielsen Holdings NV	1,290	46,208
SGS SA	16	39,237
Verisk Analytics, Inc. - Class A (G)	800	49,304
Real Estate Investment Trusts - 0.8%
American Capital Agency Corp.	1,500	49,170
American Tower Corp. - Class A	1,400	107,688
Annaly Capital Management, Inc. (A)	7,800	123,942
Ascendas Real Estate Investment Trust (A)	8,000	16,769
AvalonBay Communities, Inc. (A)	300	38,001
Boston Properties, Inc. (A)	1,200	121,272
British Land Co., PLC	8,400	69,369
CapitaCommercial Trust (A)	11,000	14,057
CapitaMall Trust (A)	7,000	11,795
CFS Retail Property Trust Group	15,200	31,809
Corio NV	504	23,513
Dexus Property Group	59,000	63,885
Digital Realty Trust, Inc. (A)	500	33,455
Equity Residential (A)	2,300	126,638
Federal Realty Investment Trust (A)	500	54,020
Fonciere Des Regions	400	31,318
Gecina SA	205	23,787
General Growth Properties, Inc.	6,114	121,546
Goodman Group	6,635	33,020
GPT Group	7,080	27,348

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Real Estate Investment Trusts (continued)
HCP, Inc.	3,100	$154,566
Health Care REIT, Inc.	700	47,537
Host Hotels & Resorts, Inc. (A)	7,000	122,430
ICADE	493	43,112
Japan Real Estate Investment Corp. (A)	3	41,079
Japan Retail Fund Investment Corp. - Class A (A)	8	19,801
Kimco Realty Corp. (A)	1,900	42,560
Klepierre	583	22,902
Land Securities Group PLC	4,245	53,471
Link	8,000	43,697
Macerich Co. (A)	600	38,628
Mirvac Group	20,200	34,071
Nippon Building Fund, Inc.	2	27,960
ProLogis, Inc.	3,456	138,171
Public Storage (A)	1,000	152,320
RioCan Real Estate Investment Trust	800	21,893
Simon Property Group, Inc.	1,100	174,416
SL Green Realty Corp. (A)	700	60,277
Stockland	15,671	59,553
Unibail-Rodamco SE	369	85,945
Ventas, Inc. (A)	2,200	161,040
Vornado Realty Trust	1,300	108,732
Westfield Group	7,948	89,784
Westfield Retail Trust	9,225	29,006
Weyerhaeuser Co.	1,800	56,484
Real Estate Management & Development - 0.3%
Aeon Mall Co., Ltd. - Class A (A)	600	18,255
Brookfield Asset Management, Inc. - Class A	2,000	73,042
Brookfield Office Properties, Inc.	1,200	20,601
CapitaLand, Ltd. (A)	11,000	31,306
CapitaMalls Asia, Ltd. (A)	10,000	16,528
Cheung Kong Holdings, Ltd.	6,000	88,579
City Developments, Ltd. (A)	1,362	12,441
Daito Trust Construction Co., Ltd. (A)	200	17,124
Daiwa House Industry Co., Ltd. (A)	2,000	38,987
Global Logistic Properties, Ltd. - Class L	5,000	10,562
Hang Lung Properties, Ltd.	13,000	48,650
Henderson Land Development Co., Ltd.	4,000	27,336
Hulic Co., Ltd. (A)	3,500	28,703
Hysan Development Co., Ltd.	4,389	22,249
IMMOFINANZ AG (G)	3,896	14,758
Keppel Land, Ltd.	8,000	25,412
Kerry Properties, Ltd.	3,000	13,353
Mitsubishi Estate Co., Ltd.	5,200	143,403
Mitsui Fudosan Co., Ltd. (A)	3,200	89,709
New World Development Co., Ltd.	11,000	18,648
Nomura Real Estate Holdings, Inc. (A)	700	15,616
Sino Land Co., Ltd.	15,200	25,769
Sumitomo Realty & Development Co., Ltd. (A)	1,900	72,561
Sun Hung Kai Properties, Ltd.	6,000	80,695
Swire Pacific, Ltd. - Series A	2,500	31,900
Swire Properties, Ltd.	8,000	28,444
Tokyu Land Corp. (A)	4,000	37,478
UOL Group, Ltd.	4,000	22,510
Wharf Holdings, Ltd.	6,000	53,604
Wheelock & Co., Ltd.	4,000	21,436
Road & Rail - 0.3%
Aurizon Holdings, Ltd.	6,714	28,171
Canadian National Railway Co. (A)	1,600	160,811
Canadian Pacific Railway, Ltd. (A)	700	91,330
Central Japan Railway Co.	500	52,690
ComfortDelGro Corp., Ltd.	7,000	10,779
CSX Corp.	2,400	59,112

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Road & Rail (continued)
DSV A/S (A)	915	$22,143
East Japan Railway Co. (A)	1,400	114,963
Hankyu Hanshin Holdings, Inc. (A)	2,900	17,467
Kansas City Southern	500	55,450
Keikyu Corp. (A)	3,000	31,264
Keio Corp.	2,000	17,146
Keisei Electric Railway Co., Ltd. (A)	1,600	16,861
Kintetsu Corp. (A)	7,000	32,570
MTR Corp., Ltd.	4,000	15,897
Nippon Express Co., Ltd. (A)	3,000	14,341
Norfolk Southern Corp.	800	61,664
Odakyu Electric Railway Co., Ltd. (A)	2,000	24,858
Tobu Railway Co., Ltd. (A)	4,000	22,903
Tokyu Corp. (A)	3,000	22,149
Union Pacific Corp.	1,700	242,097
West Japan Railway Co. (A)	720	34,572
Semiconductors & Semiconductor Equipment - 0.4%
Advantest Corp. (A)	1,200	16,827
Altera Corp.	1,100	39,017
Analog Devices, Inc. - Class A (A)	1,000	46,490
Applied Materials, Inc. - Class A	9,700	130,756
ARM Holdings PLC	6,042	84,553
ASM Pacific Technology, Ltd. (A)	1,178	12,952
ASML Holding NV	1,528	102,771
Avago Technologies, Ltd. - Class A	1,100	39,512
Broadcom Corp. - Class A	3,300	114,411
Infineon Technologies AG	3,649	28,813
Intel Corp. (A)	21,300	465,405
KLA-Tencor Corp.	700	36,918
Marvell Technology Group, Ltd.	2,500	26,450
Maxim Integrated Products, Inc. - Class A	1,300	42,445
Mellanox Technologies, Ltd. - Class B (G)	200	11,052
NVIDIA Corp.	4,100	52,562
ROHM Co., Ltd. (A)	900	31,120
STMicroelectronics NV - Class B	4,800	36,917
Texas Instruments, Inc.	4,200	149,016
Tokyo Electron, Ltd. (A)	600	25,432
Xilinx, Inc.	1,100	41,987
Software - 0.8%
Activision Blizzard, Inc.	9,100	132,587
Adobe Systems, Inc. (G)	4,000	174,040
Autodesk, Inc. (G)	900	37,116
CA, Inc.	1,500	37,755
Citrix Systems, Inc. (G)	1,300	93,808
Dassault Systemes SA	242	27,975
Intuit, Inc. (A)	2,300	150,995
Konami Corp. (A)	1,200	23,902
Microsoft Corp.	32,000	915,520
Nexon Co., Ltd. (A)	2,400	23,277
NICE Systems, Ltd. (G)	171	6,285
Nintendo Co., Ltd. (A)	400	43,129
Oracle Corp.	16,800	543,312
Oracle Corp. (A)	300	13,497
Red Hat, Inc. (G)	600	30,336
Sage Group PLC	8,300	43,219
Salesforce.com, Inc. (A) (G)	900	160,947
SAP AG	3,935	315,255
Symantec Corp. (A) (G)	2,300	56,764
Trend Micro, Inc. (A)	400	11,180
VMware, Inc. - Class A (A) (G)	1,100	86,768
Specialty Retail - 0.5%
ABC-Mart, Inc. (A)	400	15,233
AutoZone, Inc. (A) (G)	300	119,031
Bed Bath & Beyond, Inc. (A) (G)	1,800	115,956
Fast Retailing Co., Ltd. (A)	200	63,590
Gap, Inc. - Class A (A)	4,000	141,600

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Specialty Retail (continued)
Hennes & Mauritz AB - Class B	3,974	$142,091
Home Depot, Inc.	6,500	453,570
Inditex SA	932	123,530
Kingfisher PLC	10,833	47,372
L Brands, Inc.	800	35,728
Lowe’s Cos., Inc. (A)	4,500	170,640
Nitori Holdings Co., Ltd.	150	11,553
O’Reilly Automotive, Inc. (A) (G)	400	41,020
PetSmart, Inc. - Class A (A)	800	49,680
Ross Stores, Inc.	600	36,372
Sanrio Co., Ltd. (A)	300	13,274
Shimamura Co., Ltd.	100	11,664
Staples, Inc. (A)	2,500	33,575
Tiffany & Co. (A)	500	34,770
TJX Cos., Inc.	2,700	126,225
USS Co., Ltd. (A)	270	30,977
Yamada Denki Co., Ltd. (A)	720	32,889
Textiles, Apparel & Luxury Goods - 0.4%
Adidas AG	924	95,868
Burberry Group PLC	2,018	40,750
Christian Dior SA	182	30,189
Cie Financiere Richemont SA	1,908	149,738
Coach, Inc. - Class A (A)	2,400	119,976
Fossil, Inc. (G)	320	30,912
Gildan Activewear, Inc. - Class A	600	23,938
Hugo Boss AG - Class A	400	44,824
Lululemon Athletica, Inc. (A) (G)	234	14,590
Luxottica Group SpA	871	43,666
LVMH Moet Hennessy Louis Vuitton SA	1,061	182,110
NIKE, Inc. - Class B	2,600	153,426
Ralph Lauren Corp. - Class A (A)	700	118,517
Swatch Group AG	168	97,689
Swatch Group AG - Reg	178	18,066
V.F. Corp. (A)	700	117,425
Tobacco - 0.5%
Altria Group, Inc.	7,400	254,486
British American Tobacco PLC	8,243	441,751
Imperial Tobacco Group PLC	3,581	125,092
Japan Tobacco, Inc.	3,809	121,592
Lorillard, Inc.	900	36,315
Philip Morris International, Inc.	7,200	667,512
Reynolds American, Inc. - Class A	3,000	133,470
Swedish Match AB	871	27,039
Trading Companies & Distributors - 0.3%
Brenntag AG	300	46,839
Bunzl PLC	2,400	47,224
Fastenal Co. (A)	2,700	138,645
Finning International, Inc.	1,900	47,339
ITOCHU Corp. (A)	6,000	73,235
Marubeni Corp. (A)	6,400	48,679
Mitsubishi Corp.	5,900	110,310
Mitsui & Co., Ltd. (A)	7,400	103,609
Noble Group, Ltd.	31,000	30,366
Rexel SA	1,700	37,100
Sojitz Corp. (A)	11,500	17,958
Sumitomo Corp. (A)	4,100	51,525
Toyota Tsusho Corp. (A)	600	15,284
Wolseley PLC	1,271	63,209
WW Grainger, Inc.	600	134,988
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA (A)	2,417	40,618
Aeroports de Paris - Class A	224	19,000
Atlantia SpA	2,254	35,596
Auckland International Airport, Ltd.	5,174	12,749
Hutchison Port Holdings Trust	36,000	30,600
Kamigumi Co., Ltd. (A)	2,000	18,335

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Transportation Infrastructure (continued)
Koninklijke Vopak NV	738	$44,491
Sydney Airport	1,264	4,316
Transurban Group	8,871	58,926
Water Utilities - 0.0% (C)
American Water Works Co., Inc.	1,100	45,584
Wireless Telecommunication Services - 0.4%
Crown Castle International Corp. (G)	1,500	104,460
KDDI Corp. (A)	2,280	95,066
Millicom International Cellular SA - Class B SDR	229	18,291
NTT DOCOMO, Inc. (A)	65	96,393
Rogers Communications, Inc. - Class B	1,700	86,837
SBA Communications Corp. - Class A (A) (G)	700	50,414
Softbank Corp. (A)	3,800	174,388
Sprint Nextel Corp. (G)	14,600	90,666
StarHub, Ltd. (A)	2,000	7,014
Tele2 AB - Class B	1,910	33,237
Vodafone Group PLC	208,894	592,276

Total Common Stocks (cost $98,813,020)		115,410,179

INVESTMENT COMPANIES - 1.0%
Capital Markets - 1.0%
iShares MSCI EAFE Index Fund	1	59
iShares MSCI Emerging Markets Index Fund	55,004	2,353,071
SPDR S&P 500 ETF Trust	8,662	1,356,036

Total Investment Companies (cost $3,749,296)		3,709,166

	Notional Amount	Value
PURCHASED OPTIONS - 0.1%
Put Options - 0.1%
iShares MSCI EAFE Index Fund
Index Value $57.00
Expires 06/22/2013	$89,900	91,698
iShares MSCI Emerging Markets
Strike Price $42.50
Expires 06/22/2013	121,000	146,410
S&P 500 Index
Index Value $1,475.00
Expires 06/22/2013	6,900	103,155

Total Purchased Options (cost $351,753)		341,263

	Shares	Value
SECURITIES LENDING COLLATERAL - 10.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (F)	37,048,117	37,048,117

Total Securities Lending Collateral (cost $37,048,117)		37,048,117

	Principal	Value
REPURCHASE AGREEMENT - 24.0%
State Street Bank & Trust Co. 0.03% (F), dated 03/28/2013, to be repurchased at $85,403,339 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.00%, due 11/01/2027, and with a value of $87,114,691.	$85,403,054	$85,403,054

Total Repurchase Agreement (cost $85,403,054)		85,403,054

Total Investment Securities (cost $380,373,500) (I)		402,301,974
Other Assets and Liabilities - Net		(46,040,650)

Net Assets		$356,261,324

	Notional Amount	Value
WRITTEN OPTIONS - (0.0%) (C)
Call Option - (0.0%) (C)
S&P 500 Index
Index Value $1,750.00
Expires 12/31/2013	$6,900	$(66,585)

Total Written Options (premiums $(40,615))		$(66,585)

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS:

TOTAL RETURN SWAP AGREEMENTS - PAYABLE:

Reference Entity	Fixed Rate	Termination Date	Counterparty	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized (Depreciation)
MSCI Daily Total Return Net Emerging Markets USD Index	USD-1M-LIBOR-BBA	01/15/2014	JPM	$9,079	$(34,307)	$—	$(34,307)

FUTURES CONTRACTS: (J)

Description	Type	Contracts	Expiration Date	Unrealized Appreciation (Depreciation)
10-Year Australian Treasury Bond	Long	1	06/17/2013	$1,996
10-Year Government of Canada Bond	Long	3	06/19/2013	7,641
10-Year JGB Mini	Long	16	06/10/2013	5,362
10-Year U.S. Treasury Note	Long	137	06/19/2013	152,654
30-Year U.S. Treasury Bond	Long	30	06/19/2013	58,696
5-Year U.S. Treasury Note	Long	23	06/28/2013	3,018
ASX SPI 200 Index	Long	4	06/20/2013	(6,858)
EURO STOXX 50 Index	Long	66	06/21/2013	(80,867)
FTSE 100 Index	Long	59	06/21/2013	(67,023)
German Euro BOBL	Long	6	06/06/2013	6,221
German Euro Bund	Long	5	06/06/2013	11,657
German Euro BUXL	Long	2	06/06/2013	5,791
German Euro Schatz	Long	4	06/06/2013	558
Hang Seng Index	Long	3	04/29/2013	(1,499)
MSCI EAFE Mini Index	Long	5	06/21/2013	(2,916)
S&P 500 E-Mini Index	Long	140	06/21/2013	293,495
S&P TSE 60 Index	Long	12	06/20/2013	1,931
TOPIX Index	Long	40	06/14/2013	230,427
U.K. Long Gilt Bond	Long	4	06/26/2013	20,097
Ultra Long U.S. Treasury Bond	Long	34	06/19/2013	55,657

				$696,038

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	DUB	(3,972,000)	06/13/2013	$(4,054,050)	$(58,495)
CAD	RBC	(169,000)	06/13/2013	(163,577)	(2,508)
CHF	DUB	(763,000)	06/13/2013	(807,151)	2,639
EUR	BCLY	(2,388,000)	06/13/2013	(3,131,050)	68,367
EUR	DUB	(383,000)	06/13/2013	(499,049)	7,840
EUR	GSC	1,539,000	06/13/2013	1,995,160	(21,345)
EUR	SSB	(342,000)	06/13/2013	(457,138)	18,512
GBP	CITI	(1,877,000)	06/13/2013	(2,840,370)	(10,538)
JPY	BNP	(152,206,000)	06/13/2013	(1,595,779)	(21,951)
JPY	RBS	(25,991,000)	06/13/2013	(275,209)	(1,038)
JPY	RBS	(153,085,000)	06/13/2013	(1,595,167)	(31,904)

					$(50,421)

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
BCLY	$68,367	$—	$68,367
BNP	(21,951)	—	(21,951)
CITI	(10,538)	—	(10,538)
DUB	(48,016)	—	(48,016)
GSC	(21,345)	—	(21,345)
JPM	(34,307)	—	(34,307)
RBC	(2,508)	—	(2,508)
RBS	(32,942)	—	(32,942)
SSB	18,512	—	18,512

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

INVESTMENTS BY COUNTRY:	Percentage of Total Investment Securities		Value
United States	52.9%		$212,876,394
United Kingdom	2.9		11,825,795
Japan	2.5		10,220,850
Canada	1.4		5,746,584
Australia	1.2		4,759,769
France	1.2		4,669,342
Germany	1.1		4,494,191
Switzerland	1.1		4,446,219
Supranational	0.4		1,713,796
Netherlands	0.4		1,579,855
Sweden	0.4		1,576,141
Hong Kong	0.4		1,502,329
Spain	0.4		1,467,680
Italy	0.2		960,580
Singapore	0.2		893,538
Belgium	0.2		686,620
Israel	0.2		616,456
Denmark	0.1		548,172
Austria	0.1		474,260
Norway	0.1		441,132
Finland	0.1		372,537
Cayman Islands	0.1		266,140
Bermuda	0.1		223,604
Luxembourg	0.1		168,466
Ireland	0.0	(C)	142,137
Portugal	0.0	(C)	81,023
New Zealand	0.0	(C)	65,936
Greece	0.0	(C)	32,922

Investment Securities, at Value	67.8		272,852,468
Short-Term Investments	32.2		129,449,506

Total Investments	100.0%		$402,301,974

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $35,964,423. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of March 31, 2013.
(C)	Percentage rounds to less than 0.1%.
(D)	The security has a perpetual maturity. The date shown is the next call date.
(E)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of March 31, 2013. Maturity date disclosed is the ultimate maturity date.
(F)	Rate shown reflects the yield at March 31, 2013.
(G)	Non-income producing security.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $50,340, or 0.01% of the portfolio’s net assets.
(I)	Aggregate cost for federal income tax purposes is $380,373,500. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $25,485,515 and $3,557,041, respectively. Net unrealized appreciation for tax purposes is $21,928,474.
(J)	Cash in the amount of $1,691,382 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities aggregated $391,009 or 0.11% of the portfolio’s net assets.
ADR	American Depositary Receipt
BBA	British Bankers’ Association
BCLY	Barclays Bank PLC
BNP	BNP Paribas
CITI	Citigroup, Inc.
DUB	Deutsche Bank AG
ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
GSC	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over the Counter
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland Group PLC
RSP	Risparmio Shares
SDR	Swedish Depositary Receipt
SPDR	Standard & Poor’s Depositary Receipt
SSB	State Street Bank & Trust Co.
TBA	To Be Announced

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	United States Dollar

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

VALUATION SUMMARY: (K)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
U.S. Government Obligations	$—	$60,752,327	$—	$60,752,327
U.S. Government Agency Obligations	—	52,916,162	—	52,916,162
Foreign Government Obligations	—	2,230,566	—	2,230,566
Mortgage-Backed Securities	—	2,875,364	—	2,875,364
Municipal Government Obligation	—	167,898	—	167,898
Preferred Corporate Debt Security	—	110,688	—	110,688
Corporate Debt Securities	—	33,466,981	—	33,466,981
Convertible Bonds	—	327,798	—	327,798
Short-Term U.S. Government Obligations	—	6,998,335	—	6,998,335
Convertible Preferred Stocks	197,769	99,145	—	296,914
Preferred Stocks	98,806	148,356	—	247,162
Common Stocks	67,568,380	47,841,799	—	115,410,179
Investment Companies	3,709,166	—	—	3,709,166
Purchased Options	341,263	—	—	341,263
Securities Lending Collateral	37,048,117	—	—	37,048,117
Repurchase Agreement	—	85,403,054	—	85,403,054

Total Investment Securities	$108,963,501	$293,338,473	$—	$402,301,974

Other Financial Instruments in Assets
Forward Foreign Currency Contracts (L)	$—	$97,358	$—	$97,358
Futures Contracts (L)	855,201	—	—	855,201

Total Other Financial Instruments in Assets	$855,201	$97,358	$—	$952,559

Other Financial Instruments in Liabilities
Forward Foreign Currency Contracts (L)	$—	$(147,779)	$—	$(147,779)
Futures Contracts (L)	(159,163)	—	—	(159,163)
Total Return Swap Agreements (L)	—	(34,307)	—	(34,307)
Written Options	(66,585)	—	—	(66,585)

Total Other Financial Instruments in Liabilities	$(225,748)	$(182,086)	$—	$(407,834)

Other Assets (M)
Cash	$132,563	$—	$—	$132,563
Cash on Deposit with Broker	1,691,381	—	—	1,691,381
Foreign Currency	428,740	—	—	428,740

Total Other Assets	$2,252,684	$—	$—	$2,252,684

Other Liabilities (M)
Collateral for Securities on Loan	$—	$(37,048,117)	$—	$(37,048,117)

Total Other Liabilities	$—	$(37,048,117)	$—	$(37,048,117)

(K)	Transfers between levels are considered to have occurred at the end of the reporting period. As of period ended March 31, 2013, securities with fair market value of $30,600 transferred from Level 2 to Level 1 due to availability of unadjusted quoted prices. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(L)	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
(M)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (N)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at March 31, 2013 (O)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2013 (N)
Common Stocks	$825	$—	$—	$—	$(10,721)	$9,896	$—	$—	$—	$—
Rights	—	—	(115)	—	115	—	—	—	—	—

Total	$825	$—	$(115)	$—	$(10,606)	$9,896	$—	$—	$—	$—

(N)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(O)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Fixed Income - 61.6%
Transamerica AEGON U.S. Government Securities VP (A)	3,574,749	$47,293,934
Transamerica Core Bond (B)	15,609,329	166,551,536
Transamerica Emerging Markets Debt (B)	6,884,898	78,900,931
Transamerica High Yield Bond (B)	78,963	786,473
Transamerica International Bond (B)	2,380,255	23,326,503
Transamerica Money Market (B)	218,945,853	218,945,853
Transamerica PIMCO Total Return VP (A)	14,890,155	180,021,974
Transamerica Short-Term Bond (B)	37,312,275	384,689,559
Global/International Equity - 3.9%
Transamerica Developing Markets Equity (B)	1,352,472	15,242,363
Transamerica Income & Growth (B)	4,216,592	45,792,191
Transamerica International Equity (B)	63,492	1,019,048
Transamerica International Small Cap (B)	468,299	4,008,640
Transamerica International Small Cap Value (B)	378,154	4,042,463
Inflation-Protected Securities - 3.1%
Transamerica Real Return TIPS (B)	5,171,754	56,372,115
Tactical and Specialty - 3.1%
Transamerica Bond (B)	5,142,195	55,587,128
U.S. Equity - 28.3%
Transamerica Capital Growth (B)	4,033,007	46,419,912
Transamerica Dividend Focused (B)	977,620	10,519,192
Transamerica Growth Opportunities (B)	2,325,609	22,651,431
Transamerica Jennison Growth VP (A)	3,030,163	27,332,066
Transamerica JPMorgan Mid Cap Value VP (A)	5,289,745	96,537,854
Transamerica Large Cap Growth (B)	3,466,800	37,545,445
Transamerica Large Cap Value (B)	2,154,675	27,084,270
Transamerica Select Equity (B)	5,456,533	69,407,104
Transamerica Small Cap Growth (B)	4,865,590	51,040,035
Transamerica Small Cap Value (B)	5,293,327	60,079,261
Transamerica T. Rowe Price Small Cap VP (A) (C)	876,896	10,180,763
Transamerica WMC Diversified Growth VP (A)	1,792,143	47,366,327

Total Investment Companies (cost $1,722,341,075)		1,788,744,371

Total Investment Securities (cost $1,722,341,075) (D)		1,788,744,371
Other Assets and Liabilities - Net		(832,746)

Net Assets		$1,787,911,625

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(B)	The portfolio invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	Non-income producing security.
(D)	Aggregate cost for federal income tax purposes is $1,722,341,075. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $71,479,327 and $5,076,031, respectively. Net unrealized appreciation for tax purposes is $66,403,296.

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Investment Companies	$1,788,744,371	$—	$—	$1,788,744,371

Total Investment Securities	$1,788,744,371	$—	$—	$1,788,744,371

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Fixed Income - 1.0%
Transamerica Emerging Markets Debt (A)	756,826	$8,673,224
Transamerica Money Market (A)	1,003,909	1,003,909
Global/International Equity - 22.7%
Transamerica Clarion Global Real Estate Securities VP (B)	1,955,766	24,388,406
Transamerica Developing Markets Equity (A)	4,158,050	46,861,222
Transamerica Emerging Markets Equity (A)	2,511,266	25,439,128
Transamerica International (A)	2,349,055	22,879,791
Transamerica International Equity (A)	188,206	3,020,703
Transamerica International Equity Opportunities (A)	1,339,945	10,384,575
Transamerica International Small Cap (A)	5,126,497	43,882,817
Transamerica International Small Cap Value (A) (C)	373,253	3,990,075
Transamerica International Value Opportunities (A)	1,012,297	9,282,767
Transamerica Value (A)	1,554,284	39,043,606
Tactical and Specialty - 9.5%
Transamerica Bond (A)	85,145	920,418
Transamerica Global Macro (A) (C)	1,791,188	10,388,888
Transamerica Managed Futures Strategy (A) (C)	8,384,743	84,769,747
U.S. Equity - 66.8%
Transamerica Capital Growth (A)	3,309,693	38,094,570
Transamerica Dividend Focused (A)	970,801	10,445,817
Transamerica Growth Opportunities (A)	1,448,192	14,105,387
Transamerica Jennison Growth VP (B)	11,025,383	99,448,954
Transamerica JPMorgan Mid Cap Value VP (B)	5,136,387	93,739,059
Transamerica Large Cap Growth (A)	1,686,381	18,263,508
Transamerica Large Cap Value (A)	9,193,556	115,563,001
Transamerica Morgan Stanley Mid-Cap Growth VP (B)	339,510	10,419,571
Transamerica Select Equity (A)	7,786,088	99,039,041
Transamerica Small Cap Growth (A)	2,188,328	22,955,556
Transamerica Small Cap Value (A)	3,157,193	35,834,136
Transamerica Small Company Growth Liquidating Trust (C) (D) (E) (F) (G)	3,075	20,560
Transamerica Systematic Small/Mid Cap Value VP (B)	684,315	13,508,386
Transamerica T. Rowe Price Small Cap VP (B) (C)	899,281	10,440,648
Transamerica WMC Diversified Growth VP (B)	3,508,642	92,733,395

Total Investment Companies (cost $894,322,028)		1,009,540,865

Total Investment Securities (cost $894,322,028) (H)		1,009,540,865
Other Assets and Liabilities - Net		(146,483)

Net Assets		$1,009,394,382

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The portfolio invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Non-income producing security.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $20,560, or less than 0.01% of the portfolio’s net assets.
(E)	Investment in affiliated company of Transamerica Asset Management, Inc.
(F)	Illiquid. Total aggregate market value of illiquid securities is $20,560, or less than 0.01% of the portfolio’s net assets.
(G)	Restricted security. At March 31, 2013, the portfolio owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$30,750	$20,560	0.00	% (I)

			$30,750	$20,560	0.00%

(H)	Aggregate cost for federal income tax purposes is $894,322,028. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $117,832,641 and $2,613,804, respectively. Net unrealized appreciation for tax purposes is $115,218,837.
(I)	Percentage rounds to less than 0.01%.

VALUATION SUMMARY: (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Investment Companies
Fixed Income	$9,677,133	$—	$—	$9,677,133
Global/International Equity	229,173,090	—	—	229,173,090
Tactical and Specialty	96,079,053	—	—	96,079,053
U.S. Equity	674,591,029	—	20,560	674,611,589

Total Investment Securities	$1,009,520,305	$—	$20,560	$1,009,540,865

(J)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases (K)	Sales (L)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (M)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at March 31, 2013 (N)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2013 (M)
Investment Companies	$390,426	$—	$(354,939)	$—	$(12,048)	$(2,879)	$—	$—	$20,560	$(2,879)

(K)	Purchases include all purchases of securities and securities received in corporate actions.
(L)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(M)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(N)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Fixed Income - 41.0%
Transamerica AEGON U.S. Government Securities VP (A)	5,209,719	$68,924,586
Transamerica Core Bond (B)	32,418,295	345,903,207
Transamerica Emerging Markets Debt (B)	17,529,143	200,883,976
Transamerica High Yield Bond (B)	2,462,498	24,526,481
Transamerica International Bond (B)	4,288,229	42,024,648
Transamerica Money Market (B)	75,532,743	75,532,743
Transamerica PIMCO Total Return VP (A)	33,438,154	404,267,287
Transamerica Short-Term Bond (B)	73,819,845	761,082,600
Global/International Equity - 11.5%
Transamerica Clarion Global Real Estate Securities VP (A)	5,596,571	69,789,246
Transamerica Developing Markets Equity (B)	4,164,185	46,930,365
Transamerica Emerging Markets Equity (B)	2,911,600	29,494,508
Transamerica Income & Growth (B)	9,680,808	105,133,580
Transamerica International (B)	2,624,791	25,565,465
Transamerica International Equity Opportunities (B)	5,900,626	45,729,854
Transamerica International Small Cap (B)	7,616,535	65,197,536
Transamerica International Small Cap Value (B) (C)	5,251,941	56,143,254
Transamerica International Value Opportunities (B)	4,900,489	44,937,481
Transamerica Value (B)	1,979,500	49,725,049
Inflation-Protected Securities - 4.9%
Transamerica Real Return TIPS (B)	21,221,334	231,312,538
Tactical and Specialty - 4.9%
Transamerica Bond (B)	17,839,096	192,840,628
Transamerica Global Allocation (B)	3,450,882	38,546,356
U.S. Equity - 37.7%
Transamerica Capital Growth (B)	9,699,327	111,639,253
Transamerica Dividend Focused (B)	14,671,850	157,869,109
Transamerica Growth Opportunities (B)	5,916,460	57,626,316
Transamerica Jennison Growth VP (A)	20,102,198	181,321,826
Transamerica JPMorgan Mid Cap Value VP (A)	15,259,944	278,493,973
Transamerica Large Cap Value (B)	18,258,332	229,507,239
Transamerica Select Equity (B)	15,974,449	203,194,993
Transamerica Small Cap Growth (B)	12,618,299	132,365,952
Transamerica Small Cap Value (B)	15,393,750	174,719,059
Transamerica Small Company Growth Liquidating Trust (C) (D) (E) (F) (G)	5,959	39,846
Transamerica T. Rowe Price Small Cap VP (A) (C)	1,840,199	21,364,712
Transamerica WMC Diversified Growth VP (A)	8,475,078	223,996,310

Total Investment Companies (cost $4,404,141,113)		4,696,629,976

Total Investment Securities (cost $4,404,141,113) (H)		4,696,629,976
Other Assets and Liabilities - Net		(1,398,078)

Net Assets		$4,695,231,898

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(B)	The portfolio invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	Non-income producing security.
(D)	Investment in affiliated company of Transamerica Asset Management, Inc.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $39,846, or less than 0.01% of the portfolio’s net assets.
(F)	Illiquid. Total aggregate market value of illiquid securities is $39,846, or less than 0.01% of the portfolio’s net assets.
(G)	Restricted security. At March 31, 2013, the portfolio owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$59,594	$39,846	0.00	% (I)

			$59,594	$39,846	0.00	% (I)

(H)	Aggregate cost for federal income tax purposes is $4,404,141,113. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $310,774,580 and $18,285,717, respectively. Net unrealized appreciation for tax purposes is $292,488,863.
(I)	Percent rounds to less than 0.01%

VALUATION SUMMARY: (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Investment Companies
Fixed Income	$1,923,145,528	$—	$—	$1,923,145,528
Global/International Equity	538,646,338	—	—	538,646,338
Inflation-Protected Securities	231,312,538	—	—	231,312,538
Tactical and Specialty	231,386,984	—	—	231,386,984
U.S. Equity	1,772,098,742	—	39,846	1,772,138,588

Total Investment Securities	$4,696,590,130	$—	$39,846	$4,696,629,976

(J)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases (K)	Sales (L)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (M)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at March 31, 2013 (N)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2013 (M)
Investment Companies	$756,658	$—	$(687,884)	$—	$(23,348)	$(5,580)	$—	$—	$39,846	$(5,580)

(K)	Purchases include all purchases of securities and securities received in corporate actions.
(L)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(M)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(N)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Fixed Income - 22.2%
Transamerica AEGON U.S. Government Securities VP (A)	4,719,420	$62,437,931
Transamerica Core Bond (B)	24,846,522	265,112,394
Transamerica Emerging Markets Debt (B)	14,611,272	167,445,173
Transamerica High Yield Bond (B)	2,687,827	26,770,755
Transamerica International Bond (B)	5,969,396	58,500,079
Transamerica Money Market (B)	1,031,778	1,031,778
Transamerica PIMCO Total Return VP (A)	23,489,755	283,991,135
Transamerica Short-Term Bond (B)	24,660,506	254,249,820
Global/International Equity - 16.7%
Transamerica Clarion Global Real Estate Securities VP (A)	6,627,166	82,640,758
Transamerica Developing Markets Equity (B)	12,402,861	139,780,249
Transamerica Emerging Markets Equity (B)	7,777,320	78,784,249
Transamerica Income & Growth (B)	11,773,641	127,861,738
Transamerica International (B)	5,902,876	57,494,014
Transamerica International Equity (B)	3,111,171	49,934,287
Transamerica International Equity Opportunities (B)	3,179,964	24,644,717
Transamerica International Small Cap (B)	11,159,798	95,527,870
Transamerica International Small Cap Value (B)	4,685,071	50,083,409
Transamerica International Value Opportunities (B)	5,388,223	49,410,006
Transamerica Value (B)	3,481,539	87,456,271
Inflation-Protected Securities - 2.8%
Transamerica Real Return TIPS (B)	13,068,747	142,449,338
Tactical and Specialty - 4.7%
Transamerica Bond (B)	14,828,377	160,294,751
Transamerica Global Allocation (B)	6,619,568	73,940,572
U.S. Equity - 53.6%
Transamerica Capital Growth (B)	14,198,554	163,425,358
Transamerica Dividend Focused (B)	20,429,290	219,819,157
Transamerica Growth Opportunities (B)	13,547,576	131,953,386
Transamerica Jennison Growth VP (A)	35,617,598	321,270,730
Transamerica JPMorgan Mid Cap Value VP (A)	12,758,343	232,839,765
Transamerica Large Cap Growth (B)	10,162,239	110,057,051
Transamerica Large Cap Value (B)	29,555,333	371,510,536
Transamerica Morgan Stanley Mid-Cap Growth VP (A)	1,926,855	59,135,184
Transamerica Select Equity (B)	28,280,701	359,730,515
Transamerica Small Cap Growth (B)	10,843,491	113,748,220
Transamerica Small Cap Value (B)	10,675,272	121,164,339
Transamerica Small Company Growth Liquidating Trust (C) (D) (E) (F) (G)	16,244	108,610
Transamerica Systematic Small/Mid Cap Value VP (A)	4,477,444	88,384,743
Transamerica T. Rowe Price Small Cap VP (A) (C)	5,821,667	67,589,559
Transamerica WMC Diversified Growth VP (A)	12,887,884	340,626,769

Total Investment Companies (cost $4,609,503,184)		5,041,205,216

Total Investment Securities (cost $4,609,503,184) (H)		5,041,205,216
Other Assets and Liabilities - Net		(1,801,595)

Net Assets		$5,039,403,621

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(B)	The portfolio invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	Non-income producing security.
(D)	Investment in affiliated company of Transamerica Asset Management, Inc.
(E)	Restricted security. At March 31, 2013, the portfolio owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$162,437	$108,610	0.00	% (I)

			$162,437	$108,610	0.00	% (I)

(F)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $108,610, or less than 0.01% of the portfolio’s net assets.
(G)	Illiquid. Total aggregate market value of illiquid securities is $108,610, or less than 0.01% of the portfolio’s net assets.
(H)	Aggregate cost for federal income tax purposes is $4,609,503,184. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $451,637,353 and $19,935,321, respectively. Net unrealized appreciation for tax purposes is $431,702,032.
(I)	Percent rounds to less than 0.01%

VALUATION SUMMARY: (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Investment Companies
Fixed Income	$1,119,539,065	$—	$—	$1,119,539,065
Global/International Equity	843,617,568	—	—	843,617,568
Inflation-Protected Securities	142,449,338	—	—	142,449,338
Tactical and Specialty	234,235,323	—	—	234,235,323
U.S. Equity	2,701,255,312	—	108,610	2,701,363,922

Total Investment Securities	$5,041,096,606	$—	$108,610	$5,041,205,216

(J)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases	Sales(K)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (L)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at March 31, 2013 (M)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2013 (L)
Investment Companies	$2,062,444	$—	$(1,874,983)	$—	$(63,642)	$(15,209)	$—	$—	$108,610	$(15,209)

(K)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(L)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(M)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica BlackRock Large Cap Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 95.8%
Aerospace & Defense - 1.9%
Boeing Co.	100,400	$8,619,340
Raytheon Co.	98,425	5,786,406
Airlines - 3.5%
Copa Holdings SA - Class A	28,700	3,432,807
Delta Air Lines, Inc. (A)	449,410	7,419,759
United Continental Holdings, Inc. (A) (B)	498,332	15,951,607
Auto Components - 1.1%
TRW Automotive Holdings Corp. (A)	157,867	8,682,685
Capital Markets - 2.0%
Goldman Sachs Group, Inc.	103,990	15,302,128
Chemicals - 0.3%
Cabot Corp.	68,345	2,337,399
Commercial Banks - 4.3%
SunTrust Banks, Inc.	339,190	9,772,064
U.S. Bancorp - Class A	644,325	21,861,947
Wells Fargo & Co.	47,650	1,762,574
Commercial Services & Supplies - 0.9%
Tyco International, Ltd.	216,850	6,939,200
Construction & Engineering - 1.2%
KBR, Inc.	277,800	8,911,824
Consumer Finance - 2.1%
Discover Financial Services	358,175	16,060,567
Containers & Packaging - 1.7%
Packaging Corp. of America	103,800	4,657,506
Rock-Tenn Co. - Class A	91,182	8,460,778
Diversified Financial Services - 11.2%
Bank of America Corp.	2,260,600	27,534,108
Citigroup, Inc.	609,247	26,953,087
JPMorgan Chase & Co.	669,204	31,760,422
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	219,025	8,036,027
Verizon Communications, Inc.	154,000	7,569,100
Electronic Equipment & Instruments - 0.8%
Avnet, Inc. (A)	166,000	6,009,200
Food & Staples Retailing - 3.9%
CVS Caremark Corp.	392,875	21,604,196
Wal-Mart Stores, Inc.	114,825	8,592,355
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories	152,050	5,370,406
Household Products - 0.4%
Procter & Gamble Co.	41,700	3,213,402
Industrial Conglomerates - 3.9%
3M Co.	172,250	18,311,898
General Electric Co.	511,695	11,830,388
Insurance - 8.7%
Allied World Assurance Co. Holdings AG	53,580	4,967,938
American Financial Group, Inc.	206,770	9,796,763
American International Group, Inc. (A)	310,640	12,059,045
Berkshire Hathaway, Inc. - Class B (A)	20,050	2,089,210
Chubb Corp. - Class A	161,200	14,109,836
Everest RE Group, Ltd.	22,060	2,864,712
HCC Insurance Holdings, Inc.	56,975	2,394,659
PartnerRe, Ltd.	29,840	2,778,402
RenaissanceRe Holdings, Ltd.	8,660	796,633
Travelers Cos., Inc.	174,200	14,665,898
IT Services - 0.7%
DST Systems, Inc.	69,370	4,944,000

	Shares	Value
COMMON STOCKS (continued)
Machinery - 2.5%
Ingersoll-Rand PLC	286,300	$15,749,363
Oshkosh Corp. (A)	77,770	3,304,447
Media - 6.4%
Comcast Corp. - Class A	433,400	18,207,134
News Corp. - Class A	734,075	22,403,969
Time Warner Cable, Inc.	91,600	8,799,096
Oil, Gas & Consumable Fuels - 16.5%
Chevron Corp.	313,875	37,294,628
Exxon Mobil Corp.	391,900	35,314,109
Marathon Oil Corp.	296,000	9,981,120
Marathon Petroleum Corp.	198,600	17,794,560
PBF Energy, Inc. - Class A (B)	186,654	6,937,929
Suncor Energy, Inc.	495,390	14,866,654
Tesoro Corp.	86,588	5,069,727
Paper & Forest Products - 3.0%
Domtar Corp.	105,550	8,192,791
International Paper Co.	325,290	15,152,008
Pharmaceuticals - 10.9%
AbbVie, Inc. - Class G	111,250	4,536,775
Eli Lilly & Co.	169,635	9,633,572
Johnson & Johnson	21,650	1,765,124
Merck & Co., Inc.	634,310	28,055,531
Pfizer, Inc.	1,343,250	38,766,195
Zoetis, Inc. - Class A	32,400	1,082,160
Semiconductors & Semiconductor Equipment - 2.0%
KLA-Tencor Corp.	210,600	11,107,044
Teradyne, Inc. (A) (B)	272,440	4,418,977
Software - 3.2%
Activision Blizzard, Inc.	559,700	8,154,829
Microsoft Corp.	287,290	8,219,367
Oracle Corp.	259,000	8,376,060

Total Common Stocks (cost $611,887,160)		737,393,445

	Principal	Value
SHORT-TERM INVESTMENT COMPANY - 4.0%
BlackRock Provident TempFund 24 (C)	$30,548,734	30,548,734

Total Short-Term Investment Company (cost $30,548,734)		30,548,734

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (D)	24,372,124	24,372,124

Total Securities Lending Collateral (cost $24,372,124)		24,372,124

Total Investment Securities (cost $666,808,018) (E)		792,314,303
Other Assets and Liabilities - Net		(22,724,303)

Net Assets		$769,590,000

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica BlackRock Large Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $23,794,609. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	The investment issuer is affiliated with the sub-adviser of the portfolio.
(D)	Rate shown reflects the yield at March 31, 2013.
(E)	Aggregate cost for federal income tax purposes is $666,808,018. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $126,931,319 and $1,425,034, respectively. Net unrealized appreciation for tax purposes is $125,506,285.

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Common Stocks	$737,393,445	$—	$—	$737,393,445
Short-Term Investment Company	30,548,734	—	—	30,548,734
Securities Lending Collateral	24,372,124	—	—	24,372,124

Total Investment Securities	$792,314,303	$—	$—	$792,314,303

Other Assets (G)
Cash	$136,496	$—	$—	$136,496

Total Other Assets	$136,496	$—	$—	$136,496

Other Liabilities (G)
Collateral for Securities on Loan	$—	$(24,372,124)	$—	$(24,372,124)

Total Other Liabilities	$—	$(24,372,124)	$—	$(24,372,124)

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(G)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Fixed Income - 43.0%
Transamerica JPMorgan Core Bond VP (A)	14,853,798	$197,258,443
Transamerica PIMCO Total Return VP (A)	15,144,076	183,091,882
Global/International Equity - 2.5%
Transamerica MFS International Equity VP (A)	2,930,254	22,562,959
Tactical and Specialty - 16.8%
Transamerica Bond (B)	7,309,564	79,016,391
Transamerica Global Allocation (B)	6,212,505	69,393,683
U.S. Equity - 37.7%
Transamerica BlackRock Large Cap Value VP (A)	2,822,681	47,477,499
Transamerica Jennison Growth VP (A)	6,245,793	56,337,050
Transamerica JPMorgan Enhanced Index VP (A)	6,021,814	89,785,243
Transamerica JPMorgan Mid Cap Value VP (A)	1,035,625	18,900,161
Transamerica Morgan Stanley Mid-Cap Growth VP (A)	912,167	27,994,408
Transamerica Select Equity (B)	3,262,785	41,502,625
Transamerica WMC Diversified Growth VP (A)	1,979,330	52,313,684

Total Investment Companies (cost $837,728,064)		885,634,028

Total Investment Securities (cost $837,728,064) (C)		885,634,028
Other Assets and Liabilities - Net		(318,753)

Net Assets		$885,315,275

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(B)	The portfolio invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	Aggregate cost for federal income tax purposes is $837,728,064. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $47,905,964.

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Investment Companies	$885,634,028	$—	$—	$885,634,028

Total Investment Securities	$885,634,028	$—	$—	$885,634,028

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Australia - 8.7%
Dexus Property Group - REIT	4,990,460	$5,403,652
Federation Centres - REIT	1,222,800	3,004,560
Goodman Group - REIT	978,953	4,871,955
GPT Group - REIT	641,813	2,479,111
Investa Office Fund - REIT	540,500	1,721,990
Mirvac Group - REIT	2,051,344	3,459,927
Stockland - REIT	230,200	874,806
Westfield Group - REIT	783,288	8,848,399
Westfield Retail Trust - REIT	2,413,757	7,589,514
Brazil - 0.1%
Sonae Sierra Brasil SA	23,100	318,364
Canada - 1.2%
Boardwalk Real Estate Investment Trust - REIT	37,500	2,306,812
Calloway Real Estate Investment Trust - REIT	26,400	760,931
RioCan Real Estate Investment Trust - REIT	79,900	2,186,563
France - 4.4%
Fonciere Des Regions - REIT	28,838	2,257,884
ICADE - REIT	15,782	1,380,102
Klepierre - REIT	94,494	3,711,943
Mercialys SA - REIT	19,460	398,494
Societe Immobiliere de Location pour l’Industrie et le Commerce - REIT	9,916	1,057,541
Unibail-Rodamco SE - REIT	44,901	10,457,995
Germany - 1.2%
Deutsche Wohnen AG	43,154	784,395
GSW Immobilien AG	50,591	2,001,274
LEG Immobilien AG (A)	43,700	2,341,506
Hong Kong - 10.0%
Cheung Kong Holdings, Ltd.	664,843	9,815,203
China Overseas Land & Investment, Ltd. (B)	627,900	1,735,055
Hang Lung Group, Ltd.	284,652	1,602,475
Hang Lung Properties, Ltd.	231,794	867,449
Kerry Properties, Ltd.	574,000	2,554,792
Link - REIT	1,371,200	7,489,663
Sino Land Co., Ltd.	2,572,371	4,360,990
Sun Hung Kai Properties, Ltd.	464,255	6,243,853
Swire Properties, Ltd.	938,000	3,335,090
Wharf Holdings, Ltd.	621,837	5,555,442
Japan - 16.6%
Advance Residence Investment Corp. - Class A REIT	449	1,202,930
Daito Trust Construction Co., Ltd. (B)	39,600	3,390,620
Daiwa House Industry Co., Ltd. (B)	159,400	3,107,229
Japan Real Estate Investment Corp. - REIT (B)	576	7,887,226
Japan Retail Fund Investment Corp. - Class A REIT (B)	2,190	5,420,619
Kenedix Realty Investment Corp. - Class A REIT	296	1,435,428
Mitsubishi Estate Co., Ltd.	703,810	19,409,261
Mitsui Fudosan Co., Ltd. (B)	514,110	14,412,666
Nippon Accommodations Fund, Inc. - Class A REIT	169	1,427,259
Nippon Building Fund, Inc. - REIT (B)	251	3,508,960
Sumitomo Realty & Development Co., Ltd. (B)	176,800	6,751,962
Tokyo Tatemono Co., Ltd. (B)	344,300	2,443,219
United Urban Investment Corp. - Class A REIT (B)	1,479	2,410,141

	Shares	Value
COMMON STOCKS (continued)
Netherlands - 0.3%
Eurocommercial Properties NV - REIT	32,151	$1,176,831
Singapore - 6.6%
Ascendas Real Estate Investment Trust - REIT	192,000	402,467
CapitaCommercial Trust - REIT (B)	3,570,000	4,561,978
CapitaLand, Ltd.	2,004,381	5,704,410
CapitaMall Trust - REIT	1,967,269	3,314,865
Frasers Centrepoint Trust - REIT	246,300	424,946
Global Logistic Properties, Ltd. - Class L	2,769,600	5,850,245
Hongkong Land Holdings, Ltd.	762,839	5,652,637
Keppel Land, Ltd. (B)	262,000	832,249
Mapletree Greater China Commercial Trust - REIT (A) (B)	2,779,000	2,330,117
Sweden - 0.6%
Castellum AB	132,165	1,882,117
Hufvudstaden AB - Class A	62,404	783,336
Switzerland - 0.5%
PSP Swiss Property AG (A)	24,416	2,224,780
United Kingdom - 3.7%
British Land Co., PLC - REIT	48,342	399,219
Derwent London PLC - REIT	84,179	2,752,532
Great Portland Estates PLC - REIT	398,306	3,001,216
Hammerson PLC - REIT	452,774	3,384,111
Land Securities Group PLC - REIT	434,622	5,474,602
Safestore Holdings PLC	398,205	716,987
Segro PLC - REIT	102,600	396,443
United States - 44.5%
American Tower Corp. - Class A REIT	27,200	2,092,224
AvalonBay Communities, Inc. - REIT	43,049	5,453,017
BioMed Realty Trust, Inc. - REIT	107,100	2,313,360
Boston Properties, Inc. - REIT	86,300	8,721,478
Brandywine Realty Trust - REIT	11,300	167,805
BRE Properties, Inc. - REIT	80,500	3,918,740
Campus Crest Communities, Inc. - REIT	64,300	893,770
CBL & Associates Properties, Inc. - REIT	37,200	877,920
CommonWealth - REIT	59,600	1,337,424
DDR Corp. - REIT (B)	246,700	4,297,514
Douglas Emmett, Inc. - REIT (B)	138,900	3,462,777
Duke Realty Corp. - REIT	226,300	3,842,574
Equity Residential - REIT	111,936	6,163,196
Essex Property Trust, Inc. - REIT (B)	13,900	2,093,062
Federal Realty Investment Trust - REIT	16,200	1,750,248
General Growth Properties, Inc. - REIT	412,806	8,206,583
HCP, Inc. - REIT	157,500	7,852,950
Health Care REIT, Inc. - REIT	111,245	7,554,648
Healthcare Trust of America, Inc. - Class A REIT	37,400	439,450
Highwoods Properties, Inc. - REIT (B)	69,200	2,738,244
Host Hotels & Resorts, Inc. - REIT (B)	651,605	11,396,571
Kilroy Realty Corp. - REIT (B)	97,300	5,098,520
Kimco Realty Corp. - REIT (B)	295,500	6,619,200
Lexington Realty Trust - REIT (B)	145,900	1,721,620
Liberty Property Trust - REIT	136,825	5,438,794
Macerich Co. - REIT (B)	124,992	8,046,985
Pebblebrook Hotel Trust - REIT (B)	52,200	1,346,238
Post Properties, Inc. - REIT	90,800	4,276,680
ProLogis, Inc. - REIT (B)	247,010	9,875,460
Public Storage - REIT	46,380	7,064,602
Ramco-Gershenson Properties Trust - REIT	55,300	929,040
Senior Housing Properties Trust - REIT	67,000	1,797,610
Simon Property Group, Inc. - REIT	111,039	17,606,344

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
SL Green Realty Corp. - REIT (B)	92,100	$7,930,731
Starwood Hotels & Resorts Worldwide, Inc.	34,600	2,205,058
Sunstone Hotel Investors, Inc. - REIT (A)	140,850	1,733,863
Tanger Factory Outlet Centers - REIT (B)	46,470	1,681,285
Taubman Centers, Inc. - REIT	52,071	4,043,834
UDR, Inc. - REIT (B)	276,184	6,680,891
Ventas, Inc. - REIT	100,713	7,372,192
Vornado Realty Trust - REIT	64,885	5,426,981
Weyerhaeuser Co. - REIT	68,900	2,162,082

Total Common Stocks (cost $362,720,632)		430,482,903

WARRANTS - 0.0% (C)
India - 0.0% (C)
Unitech, Ltd. (A)
Expiration: 05/29/2013
Exercise Price: $0.00	355,200	152,736

Total Warrant (cost $2,187,537)		152,736

SECURITIES LENDING COLLATERAL - 13.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (D)	60,607,744	60,607,744

Total Securities Lending Collateral (cost $60,607,744)		60,607,744

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
State Street Bank & Trust Co. 0.03% (D), dated 03/28/2013, to be repurchased at $6,663,707 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 12/15/2027, and with a value of $6,798,247.	$6,663,685	6,663,685

Total Repurchase Agreement (cost $6,663,685)		6,663,685

Total Investment Securities (cost $432,179,598) (E)		497,907,068
Other Assets and Liabilities - Net		(60,525,962)

Net Assets		$437,381,106

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Real Estate Investment Trusts	63.0%	$313,600,239
Real Estate Management & Development	23.1	114,830,342
Hotels, Restaurants & Leisure	0.4	2,205,058

Investment Securities, at Value	86.5	430,635,639
Short-Term Investments	13.5	67,271,429

Total Investments	100.0%	$497,907,068

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $58,485,922. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1%.
(D)	Rate shown reflects the yield at March 31, 2013.
(E)	Aggregate cost for federal income tax purposes is $432,179,598. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $71,090,266 and $5,362,796, respectively. Net unrealized appreciation for tax purposes is $65,727,470.

DEFINITION:

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Common Stocks	$205,856,872	$224,626,031	$—	$430,482,903
Warrant	—	152,736	—	152,736
Securities Lending Collateral	60,607,744	—	—	60,607,744
Repurchase Agreement	—	6,663,685	—	6,663,685

Total Investment Securities	$266,464,616	$231,442,452	$—	$497,907,068

Other Assets (G)
Foreign Currency	$93,989	$—	$—	$93,989

Total Other Assets	$93,989	$—	$—	$93,989

Other Liabilities (G)
Cash	$—	$(121,984)	$—	$(121,984)
Collateral for Securities on Loan	—	(60,607,744)	—	(60,607,744)

Total Other Liabilities	$—	$(60,729,728)	$—	$(60,729,728)

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. As of period ended March 31, 2013, securities with fair market value of $5,652,637 transferred from Level 2 to Level 1 due to availability of unadjusted quoted prices. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(G)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Efficient Markets VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Capital Markets - 100.0%
DFA Emerging Markets Value Portfolio	25,918	$765,613
DFA International Small Capital Value Portfolio	128,449	2,214,463
DFA International Value Portfolio	343,012	5,786,606
DFA Large Capital International Portfolio	1,477,919	29,528,824
DFA U.S. Large Company Portfolio	3,092,023	38,248,322
DFA U.S. Targeted Value Portfolio	1,205,874	23,369,829
Vanguard Intermediate-Term Bond ETF	78,667	6,925,056
Vanguard Long-Term Bond ETF	28,794	2,638,970
Vanguard Mortgage-Backed Securities ETF	101,890	5,312,545
Vanguard Short-Term Bond ETF	117,692	9,531,875
Vanguard Total Bond Market ETF	339,404	28,387,751

Total Investment Companies (cost $139,390,863)		152,709,854

	Principal	Value
REPURCHASE AGREEMENT - 0.0% (A)
State Street Bank & Trust Co. 0.03% (B), dated 03/28/2013, to be repurchased at $25,406 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $26,794.	$25,405	25,405

Total Repurchase Agreement (cost $25,405)		25,405

Total Investment Securities (cost $139,416,268) (C)		152,735,259
Other Assets and Liabilities - Net		(45,718)

Net Assets		$152,689,541

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1%.
(B)	Rate shown reflects the yield at March 31, 2013.
(C)	Aggregate cost for federal income tax purposes is $139,416,268. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $13,565,351 and $246,360, respectively. Net unrealized appreciation for tax purposes is $13,318,991.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Investment Companies	$152,709,854	$—	$—	$152,709,854
Repurchase Agreement	—	25,405	—	25,405

Total Investment Securities	$152,709,854	$25,405	$—	$152,735,259

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Hanlon Income VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
Capital Markets - 100.1%
iShares iBoxx $ High Yield Corporate Bond Fund (A)	753,870	$71,127,634
Market Vectors Emerging Markets Local Currency Bond ETF	650,095	17,578,569
PowerShares Fundamental High Yield Corporate Bond Portfolio (A)	1,125,499	21,778,406
SPDR Barclays Convertible Securities ETF (A)	432,993	18,354,573
SPDR Barclays Emerging Markets Local Bond ETF	537,505	17,377,537
SPDR Barclays High Yield Bond ETF (A)	1,731,364	71,176,374

Total Investment Companies (cost $210,001,861)		217,393,093

SECURITIES LENDING COLLATERAL - 25.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (B)	54,653,811	54,653,811

Total Securities Lending Collateral (cost $54,653,811)		54,653,811

Total Investment Securities (cost $264,655,672) (C)		272,046,904
Other Assets and Liabilities - Net		(54,816,370)

Net Assets		$217,230,534

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $53,569,483. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at March 31, 2013.
(C)	Aggregate cost for federal income tax purposes is $264,655,672. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $7,536,721 and $145,489, respectively. Net unrealized appreciation for tax purposes is $7,391,232.

DEFINITIONS:

ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Investment Companies	$217,393,093	$—	$—	$217,393,093
Securities Lending Collateral	54,653,811	—	—	54,653,811

Total Investment Securities	$272,046,904	$—	$—	$272,046,904

Other Liabilities (E)
Cash	$—	$(1,593,087)	$—	$(1,593,087)
Collateral for Securities on Loan	—	(54,653,811)	—	(54,653,811)

Total Other Liabilities	$—	$(56,246,898)	$—	$(56,246,898)

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Index 35 VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.8%
Capital Markets - 85.7%
Vanguard Extended Market ETF (A)	185,019	$12,627,547
Vanguard Intermediate-Term Bond ETF	602,464	53,034,906
Vanguard Long-Term Bond ETF (A)	207,341	19,002,803
Vanguard Mortgage-Backed Securities ETF	706,820	36,853,595
Vanguard MSCI EAFE ETF (A)	142,320	5,184,717
Vanguard S&P 500 ETF	569,819	40,821,833
Vanguard Short-Term Bond ETF	873,822	70,770,844
Vanguard Total Bond Market ETF	1,095,739	91,647,610
Vanguard Total Stock Market ETF (A)	748,370	60,535,649
Emerging Markets - Equity - 3.4%
Vanguard FTSE Emerging Markets ETF	362,973	15,567,912
Growth - Large Cap - 2.0%
Vanguard Growth ETF (A)	89,529	6,939,393
Vanguard Large-Capital ETF (A)	27,525	1,974,643
Growth - Small Cap - 0.4%
Vanguard Small-Capital ETF (A)	19,906	1,814,432
Region Fund - Asian Pacific - 2.5%
Vanguard MSCI Pacific ETF (A)	198,560	11,522,437
Region Fund - European - 4.3%
Vanguard MSCI European ETF	401,428	19,722,158
Value - Large Cap - 1.5%
Vanguard Value ETF (A)	104,804	6,875,142

Total Investment Companies (cost $439,505,548)		454,895,621

SECURITIES LENDING COLLATERAL - 3.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (B)	15,351,356	15,351,356

Total Securities Lending Collateral (cost $15,351,356)		15,351,356

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.03% (B), dated 03/28/2013, to be repurchased at $3,190,185 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.00%, due 11/01/2027, with a value of $3,256,022.	$3,190,174	3,190,174

Total Repurchase Agreement (cost $3,190,174)		3,190,174

Total Investment Securities (cost $458,047,078) (C)		473,437,151
Other Assets and Liabilities - Net		(17,643,524)

Net Assets		$455,793,627

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $15,024,610. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at March 31, 2013.
(C)	Aggregate cost for federal income tax purposes is $458,047,078. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $16,349,406 and $959,333, respectively. Net unrealized appreciation for tax purposes is $15,390,073.

DEFINITION:

ETF	Exchange-Traded Fund

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Index 35 VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Investment Companies	$454,895,621	$—	$—	$454,895,621
Securities Lending Collateral	15,351,356	—	—	15,351,356
Repurchase Agreement	—	3,190,174	—	3,190,174

Total Investment Securities	$470,246,977	$3,190,174	$—	$473,437,151

Other Liabilities (E)
Collateral for Securities on Loan	$—	$(15,351,356)	$—	$(15,351,356)

Total Other Liabilities	$—	$(15,351,356)	$—	$(15,351,356)

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Index 50 VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.6%
Capital Markets - 80.5%
Vanguard Extended Market ETF (A)	837,663	$57,170,500
Vanguard Intermediate-Term Bond ETF	1,385,679	121,981,322
Vanguard Long-Term Bond ETF	496,359	45,491,302
Vanguard Mortgage-Backed Securities ETF	1,731,130	90,261,118
Vanguard MSCI EAFE ETF (A)	687,572	25,048,248
Vanguard S&P 500 ETF (A)	2,543,060	182,184,819
Vanguard Short-Term Bond ETF	2,055,205	166,451,053
Vanguard Total Bond Market ETF	3,957,639	331,016,926
Vanguard Total Stock Market ETF (A)	3,828,016	309,648,214
Emerging Markets - Equity - 5.0%
Vanguard FTSE Emerging Markets ETF	1,932,801	82,897,835
Growth - Large Cap - 2.0%
Vanguard Growth ETF (A)	330,467	25,614,497
Vanguard Large-Capital ETF (A)	98,269	7,049,818
Growth - Small Cap - 0.4%
Vanguard Small-Capital ETF (A)	70,606	6,435,737
Region Fund - Asian Pacific - 3.7%
Vanguard MSCI Pacific ETF	1,072,963	62,264,043
Region Fund - European - 6.5%
Vanguard MSCI European ETF	2,175,101	106,862,712
Value - Large Cap - 1.5%
Vanguard Value ETF	386,020	25,322,912

Total Investment Companies (cost $1,569,915,708)		1,645,701,056

SECURITIES LENDING COLLATERAL - 1.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (B)	29,167,284	29,167,284

Total Securities Lending Collateral (cost $29,167,284)		29,167,284

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.03% (B), dated 03/28/2013, to be repurchased for $18,537,983 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/20/2027, and with a value of $18,913,287.	$18,537,921	18,537,921

Total Repurchase Agreement (cost $18,537,921)		18,537,921

Total Investment Securities (cost $1,617,620,913) (C)		1,693,406,261
Other Assets and Liabilities - Net		(41,737,988)

Net Assets		$1,651,668,273

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Index 50 VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $28,528,694. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at March 31, 2013.
(C)	Aggregate cost for federal income tax purposes is $1,617,620,913. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $79,356,214 and $3,570,866, respectively. Net unrealized appreciation for tax purposes is $75,785,348.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Investment Companies	$1,645,701,056	$—	$—	$1,645,701,056
Securities Lending Collateral	29,167,284	—	—	29,167,284
Repurchase Agreement	—	18,537,921	—	18,537,921

Total Investment Securities	$1,674,868,340	$18,537,921	$—	$1,693,406,261

Other Liabilities (E)
Collateral for Securities on Loan	$—	$(29,167,284)	$—	$(29,167,284)

Total Other Liabilities	$—	$(29,167,284)	$—	$(29,167,284)

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Index 75 VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.5%
Capital Markets - 71.2%
Vanguard Extended Market ETF (A)	1,153,993	$78,760,022
Vanguard Intermediate-Term Bond ETF	411,016	36,181,738
Vanguard Long-Term Bond ETF	156,864	14,376,586
Vanguard Mortgage-Backed Securities ETF	573,470	29,900,726
Vanguard MSCI EAFE ETF (A)	833,007	30,346,445
Vanguard S&P 500 ETF (A)	3,507,004	251,241,767
Vanguard Short-Term Bond ETF	629,620	50,992,924
Vanguard Total Bond Market ETF	1,805,314	150,996,463
Vanguard Total Stock Market ETF (A)	3,573,125	289,030,081
Emerging Markets - Equity - 7.1%
Vanguard FTSE Emerging Markets ETF	2,168,137	92,991,396
Growth - Large Cap - 3.6%
Vanguard Growth ETF (A)	477,839	37,037,301
Vanguard Large-Capital ETF (A)	140,658	10,090,805
Growth - Small Cap - 0.7%
Vanguard Small-Capital ETF (A)	101,240	9,228,026
Region Fund - Asian Pacific - 5.2%
Vanguard MSCI Pacific ETF (A)	1,172,170	68,021,025
Region Fund - European - 8.9%
Vanguard MSCI European ETF	2,358,030	115,850,014
Value - Large Cap - 2.8%
Vanguard Value ETF (A)	557,096	36,545,497

Total Investment Companies (cost $1,199,595,886)		1,301,590,816

SECURITIES LENDING COLLATERAL - 6.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (B)	78,395,157	78,395,157

Total Securities Lending Collateral (cost $78,395,157)		78,395,157

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.03% (B), dated 03/28/2013, to be repurchased at $9,192,626 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $9,377,765.	$9,192,596	9,192,596

Total Repurchase Agreement (cost $9,192,596)		9,192,596

Total Investment Securities (cost $1,287,183,639) (C)		1,389,178,569
Other Assets and Liabilities - Net		(81,516,967)

Net Assets		$1,307,661,602

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Index 75 VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $76,720,641. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at March 31, 2013.
(C)	Aggregate cost for federal income tax purposes is $1,287,183,639. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $104,298,478 and $2,303,548, respectively. Net unrealized appreciation for tax purposes is $101,994,930.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Investment Companies	$1,301,590,816	$—	$—	$1,301,590,816
Securities Lending Collateral	78,395,157	—	—	78,395,157
Repurchase Agreement	—	9,192,596	—	9,192,596

Total Investment Securities	$1,379,985,973	$9,192,596	$—	$1,389,178,569

Other Liabilities (E)
Collateral for Securities on Loan	$—	$(78,395,157)	$—	$(78,395,157)

Total Other Liabilities	$—	$(78,395,157)	$—	$(78,395,157)

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Index 100 VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.4%
Capital Markets - 49.2%
Vanguard Extended Market ETF	74,983	$5,117,590
Vanguard MSCI EAFE ETF (A)	63,978	2,330,718
Vanguard S&P 500 ETF	237,388	17,006,476
Vanguard Total Stock Market ETF	309,576	25,041,603
Emerging Markets - Equity - 8.4%
Vanguard FTSE Emerging Markets ETF	196,813	8,441,310
Growth - Large Cap - 11.4%
Vanguard Growth ETF (A)	133,206	10,324,797
Vanguard Large-Capital ETF (A)	15,841	1,136,433
Growth - Small Cap - 2.5%
Vanguard Small-Capital ETF (A)	28,053	2,557,031
Region Fund - Asian Pacific - 6.4%
Vanguard MSCI Pacific ETF	111,809	6,488,276
Region Fund - European - 11.1%
Vanguard MSCI European ETF	226,805	11,142,930
Value - Large Cap - 10.4%
Vanguard Value ETF (A)	158,873	10,422,069

Total Investment Companies (cost $88,829,989)		100,009,233

SECURITIES LENDING COLLATERAL - 4.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (B)	4,315,669	4,315,669

Total Securities Lending Collateral (cost $4,315,669)		4,315,669

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.03% (B), dated 03/28/2013, to be repurchased at $1,142,259 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/01/2027, and with a value of $1,167,159	$1,142,255	1,142,255

Total Repurchase Agreement (cost $1,142,255)		1,142,255

Total Investment Securities (cost $94,287,913) (C)		105,467,157
Other Assets and Liabilities - Net		(4,836,697)

Net Assets		$100,630,460

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Index 100 VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $4,225,173. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at March 31, 2013.
(C)	Aggregate cost for federal income tax purposes is $94,287,913. Net unrealized appreciation for tax purposes is $11,179,244.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Investment Companies	$100,009,233	$—	$—	$100,009,233
Securities Lending Collateral	4,315,669	—	—	4,315,669
Repurchase Agreement	—	1,142,255	—	1,142,255

Total Investment Securities	$104,324,902	$1,142,255	$—	$105,467,157

Other Liabilities (E)
Collateral for Securities on Loan	$—	$(4,315,669)	$—	$(4,315,669)

Total Other Liabilities	$—	$(4,315,669)	$—	$(4,315,669)

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica International Moderate Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Fixed Income - 24.1%
Transamerica AEGON U.S. Government Securities VP (A)	2,970,479	$39,299,443
Transamerica Core Bond (B)	1,498,817	15,992,377
Transamerica Emerging Markets Debt (B)	754,747	8,649,405
Transamerica Money Market (B)	1,021,060	1,021,060
Transamerica PIMCO Total Return VP (A)	1,305,629	15,785,055
Transamerica Short-Term Bond (B)	4,802,774	49,516,600
Global/International Equity - 69.0%
Transamerica Clarion Global Real Estate Securities VP (A)	1,774,057	22,122,495
Transamerica Developing Markets Equity (B)	512,896	5,780,337
Transamerica Income & Growth (B)	951,401	10,332,216
Transamerica International (B)	5,812,407	56,612,849
Transamerica International Equity (B)	4,141,361	66,468,848
Transamerica International Equity Opportunities (B)	8,858,203	68,651,071
Transamerica International Small Cap (B)	6,941,718	59,421,104
Transamerica International Small Cap Value (B) (C)	2,864,856	30,625,311
Transamerica International Value Opportunities (B)	3,619,730	33,192,926
Transamerica Morgan Stanley Active International Allocation VP (A)	1,085,196	12,479,756
Transamerica Value (B)	266,748	6,700,721
Inflation-Protected Securities - 2.8%
Transamerica Real Return TIPS (B)	1,358,903	14,812,041
Tactical and Specialty - 4.1%
Transamerica Bond (B)	2,068,174	22,356,961

Total Investment Companies (cost $519,068,956)		539,820,576

Total Investment Securities (cost $519,068,956) (D)		539,820,576
Other Assets and Liabilities - Net		37,839

Net Assets		$539,858,415

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(B)	The portfolio invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	Non-income producing security.
(D)	Aggregate cost for federal income tax purposes is $519,068,956. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $23,653,479 and $2,901,859, respectively. Net unrealized appreciation for tax purposes is $20,751,620.

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Investment Companies	$539,820,576	$—	$—	$539,820,576

Total Investment Securities	$539,820,576	$—	$—	$539,820,576

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 10.2%
U.S. Treasury Bond
3.13%, 02/15/2043	$745,000	$746,397
U.S. Treasury Note
0.13%, 12/31/2014 (A)	130,000	129,776
0.25%, 03/31/2014 - 07/15/2015	6,335,000	6,336,939
0.25%, 02/28/2015 (A)	844,000	844,066
0.38%, 03/15/2015 - 02/15/2016	1,406,000	1,409,237
0.75%, 06/30/2017 - 12/31/2017	661,000	663,956
0.88%, 01/31/2017 - 01/31/2018	408,000	413,084
1.00%, 09/30/2019	130,000	129,025
2.00%, 11/15/2021	226,000	233,062
2.00%, 02/15/2023 (A)	355,000	359,493
2.13%, 08/15/2021	255,000	266,475
3.13%, 05/15/2021	352,000	396,358

Total U.S. Government Obligations (cost $11,888,884)		11,927,868

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.0%
Fannie Mae
4.50%, 04/01/2041 - 05/01/2041	115,476	127,131
5.00%, 09/01/2029 - 09/01/2041	729,303	799,384
5.50%, 07/01/2025 - 10/01/2038	596,775	659,726
6.00%, 10/01/2035 - 07/01/2040	1,636,420	1,811,839
Freddie Mac
5.00%, 06/01/2020 - 09/01/2041	324,571	356,364
5.50%, 12/01/2028 - 01/01/2039	182,184	201,047
6.00%, 04/01/2040	331,263	378,131
FREMF Mortgage Trust
Series 2012-KF01, Class B
2.80%, 10/25/2044 - 144A (B)	42,000	44,141
Ginnie Mae
3.50%, 05/20/2042	26,387	28,380
4.50%, 07/15/2041	16,747	18,480
5.00%, 04/15/2039 - 10/20/2041	1,242,954	1,364,208
5.50%, 09/15/2035 - 01/20/2042	190,102	208,821
6.00%, 11/20/2034 - 11/20/2042	1,925,285	2,170,290

Total U.S. Government Agency Obligations (cost $8,228,775)		8,167,942

MORTGAGE-BACKED SECURITIES - 1.2%
American Tower Trust I
1.55%, 03/15/2018 - 144A	141,000	141,548
3.07%, 03/15/2023 - 144A	289,000	290,824
Banc of America Large Loan, Inc.
Series 2010-HLTN, Class HLTN
2.50%, 11/15/2015 - 144A (B)	196,372	197,445
Commercial Mortgage Trust
Series 2007-GG11, Class AM
5.87%, 12/10/2049 (B)	325,000	367,695
GS Mortgage Securities Corp. II
Series 2012-ALOH, Class A
3.55%, 04/10/2034 - 144A	127,000	133,543
Series 2013-KING, Class E
3.44%, 12/10/2027 - 144A (B)	100,000	90,481
Series 2013-KYO, Class D
2.80%, 11/08/2029 - 144A (B)	100,000	100,514
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class AM
5.59%, 04/15/2047 (B)	58,000	64,136

Total Mortgage-Backed Securities (cost $1,371,145)		1,386,186

	Principal	Value
ASSET-BACKED SECURITIES - 0.1%
AmeriCredit Automobile Receivables Trust
Series 2012-4, Class D
2.68%, 10/09/2018	$40,000	$41,136
Santander Drive Auto Receivables Trust
Series 2012-5, Class D
3.30%, 09/17/2018	34,000	35,140
Series 2012-6, Class D
2.52%, 09/17/2018	34,000	34,536

Total Asset-Backed Securities (cost $107,970)		110,812

PREFERRED CORPORATE DEBT SECURITY - 0.1%
Diversified Financial Services - 0.1%
Bank of America Corp.
Series M
8.13%, 05/15/2018 (B) (C)	103,000	115,891

Total Preferred Corporate Debt Security (cost $116,500)		115,891

CORPORATE DEBT SECURITIES - 20.9%
Aerospace & Defense - 0.3%
Exelis, Inc.
4.25%, 10/01/2016	151,000	162,126
Precision Castparts Corp.
1.25%, 01/15/2018	164,000	164,341
TransDigm, Inc.
7.75%, 12/15/2018	23,000	25,242
Airlines - 0.1%
Southwest Airlines Co.
5.13%, 03/01/2017	125,000	137,371
Automobiles - 0.1%
Jaguar Land Rover Automotive PLC
5.63%, 02/01/2023 - 144A	150,000	155,812
Beverages - 0.1%
Heineken NV
1.40%, 10/01/2017 - 144A	52,000	51,764
SABMiller Holdings, Inc.
3.75%, 01/15/2022 - 144A	112,000	119,879
Capital Markets - 1.9%
Ameriprise Financial, Inc.
7.52%, 06/01/2066 (B)	155,000	173,600
Charles Schwab Corp.
7.00%, 02/01/2022 (B) (C)	55,000	63,987
Goldman Sachs Group, Inc.
2.38%, 01/22/2018	238,000	241,245
3.63%, 02/07/2016 - 01/22/2023	188,000	194,653
5.63%, 01/15/2017	50,000	55,979
Morgan Stanley
3.45%, 11/02/2015 (A)	145,000	151,957
4.75%, 03/22/2017	209,000	230,532
Raymond James Financial, Inc.
5.63%, 04/01/2024	651,000	741,934
Series 2005-KS9, Class A3
4.25%, 04/15/2016	152,000	162,052
TD Ameritrade Holding Corp.
4.15%, 12/01/2014	125,000	131,866
5.60%, 12/01/2019	75,000	89,818
Chemicals - 1.2%
Ashland, Inc.
3.88%, 04/15/2018 - 144A	77,000	77,962
4.75%, 08/15/2022 - 144A	78,000	79,365
Series 2012-1A, Class A
6.88%, 05/15/2043 - 144A	110,000	118,800

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
CF Industries, Inc.
6.88%, 05/01/2018	$156,000	$186,912
7.13%, 05/01/2020	95,000	117,705
Ecolab, Inc.
3.00%, 12/08/2016	119,000	126,494
LyondellBasell Industries NV
5.00%, 04/15/2019	400,000	452,000
Sherwin-Williams Co.
3.13%, 12/15/2014	125,000	130,035
Valspar Corp.
4.20%, 01/15/2022	50,000	54,413
Commercial Banks - 1.7%
American Express Bank FSB
5.50%, 04/16/2013	250,000	250,348
CIT Group, Inc.
4.25%, 08/15/2017	111,000	115,995
4.75%, 02/15/2015 - 144A	49,000	51,328
5.25%, 04/01/2014 - 144A	141,000	146,464
5.50%, 02/15/2019 - 144A	253,000	277,667
6.63%, 04/01/2018 - 144A	44,000	50,160
HSBC Bank USA NA
4.88%, 08/24/2020	250,000	280,703
Intesa Sanpaolo SpA
3.88%, 01/16/2018	200,000	193,390
Royal Bank of Scotland Group PLC
2.55%, 09/18/2015	26,000	26,723
SVB Financial Group
5.38%, 09/15/2020 (A)	125,000	141,485
Wells Fargo & Co.
3.45%, 02/13/2023	117,000	117,786
7.98%, 03/15/2018 (B) (C)	46,000	53,072
Zions Bancorporation
4.50%, 03/27/2017	146,000	155,947
7.75%, 09/23/2014	119,000	129,376
Commercial Services & Supplies - 0.4%
ADT Corp.
4.13%, 06/15/2023 - 144A	292,000	302,987
Cintas Corp No. 2
2.85%, 06/01/2016	130,000	136,492
GE Capital Trust I
6.38%, 11/15/2067 (B)	38,000	40,280
Communications Equipment - 0.0% (D)
CC Holdings GS V LLC
2.38%, 12/15/2017 - 144A	27,000	27,175
Computers & Peripherals - 0.0% (D)
Seagate Technology International 10.00%, 05/01/2014 - 144A	40,000	42,300
Construction & Engineering - 0.1%
Toll Brothers Finance Corp.
5.88%, 02/15/2022	24,000	26,835
URS Corp.
4.10%, 04/01/2017 - 144A	66,000	68,589
5.25%, 04/01/2022 - 144A	63,000	66,147
Construction Materials - 0.1%
Hanson, Ltd.
Series 2005-2, Class A1
6.13%, 08/15/2016 (A)	135,000	148,994
Consumer Finance - 0.2%
American Express Co.
6.80%, 09/01/2066 (B)	158,000	170,245
American Express Credit Corp., Series GMTN
1.75%, 06/12/2015	51,000	52,111
Containers & Packaging - 0.1%
Packaging Corp. of America
3.90%, 06/15/2022	52,000	53,630

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Rock Tenn Co.
4.45%, 03/01/2019	$23,000	$24,969
4.90%, 03/01/2022	61,000	65,987
Diversified Financial Services - 2.5%
Bank of America Corp.
1.50%, 10/09/2015	113,000	113,373
2.00%, 01/11/2018	105,000	104,501
3.75%, 07/12/2016	90,000	95,721
4.50%, 04/01/2015	20,000	21,192
8.00%, 01/30/2018 (B) (C)	63,000	70,799
Bank of America Corp., Series GMTN
3.63%, 03/17/2016	105,000	111,383
Carlyle Holdings Finance LLC
3.88%, 02/01/2023 - 144A	78,000	79,895
Citigroup, Inc.
5.00%, 09/15/2014	330,000	346,510
Ford Motor Credit Co., LLC
3.00%, 06/12/2017	200,000	205,116
3.88%, 01/15/2015	410,000	426,222
5.00%, 05/15/2018	200,000	220,282
6.63%, 08/15/2017	100,000	116,622
General Electric Capital Corp.
5.90%, 05/13/2014	120,000	127,148
6.25%, 12/15/2022 (A) (B) (C)	100,000	109,753
7.13%, 06/15/2022 (B) (C)	200,000	232,613
General Electric Capital Corp., Series GMTN
6.38%, 11/15/2067 (B)	10,000	10,600
Lazard Group LLC
6.85%, 06/15/2017	8,000	9,198
7.13%, 05/15/2015	125,000	138,274
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
5.63%, 03/15/2020 - 144A	121,000	126,748
5.88%, 03/15/2022 - 144A	79,000	83,543
Northern Rock Asset Management PLC
5.63%, 06/22/2017 - 144A	125,000	144,859
Electric Utilities - 0.3%
Great Plains Energy, Inc.
4.85%, 06/01/2021	90,000	100,527
PPL Energy Supply LLC
4.60%, 12/15/2021	90,000	95,912
PPL WEM Holdings PLC
3.90%, 05/01/2016 - 144A	148,000	156,333
5.38%, 05/01/2021 - 144A	39,000	44,580
Electronic Equipment & Instruments - 0.2%
Amphenol Corp.
4.00%, 02/01/2022	44,000	46,087
4.75%, 11/15/2014	180,000	190,688
Energy Equipment & Services - 0.8%
DCP Midstream Operating, LP
4.95%, 04/01/2022	257,000	280,587
El Paso Pipeline Partners Operating Co. LLC
5.00%, 10/01/2021	75,000	84,089
Kinder Morgan Finance Co. LLC
5.70%, 01/05/2016	225,000	244,649
Nabors Industries, Inc.
5.00%, 09/15/2020	195,000	207,982
Plains All American Pipeline, LP / PAA Finance Corp.
3.95%, 09/15/2015	140,000	150,338
Food & Staples Retailing - 0.1%
Safeway, Inc.
3.95%, 08/15/2020	14,000	14,306
4.75%, 12/01/2021	72,000	77,505

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 0.9%
ConAgra Foods, Inc.
3.20%, 01/25/2023	$49,000	$48,839
Hawk Acquisition Sub, Inc.
4.25%, 10/15/2020 - 144A (E)	153,000	153,191
Kraft Foods Group, Inc.
2.25%, 06/05/2017	334,000	346,497
Tyson Foods, Inc.
4.50%, 06/15/2022	75,000	81,609
6.60%, 04/01/2016	370,000	423,834
Health Care Providers & Services - 0.8%
Express Scripts Holding Co.
2.10%, 02/12/2015	79,000	80,704
2.65%, 02/15/2017	458,000	479,736
3.13%, 05/15/2016	141,000	148,949
Fresenius Medical Care U.S. Finance II, Inc.
5.88%, 01/31/2022 - 144A	60,000	66,975
Laboratory Corp. of America Holdings
3.75%, 08/23/2022	101,000	103,685
Hotels, Restaurants & Leisure - 0.2%
Brinker International, Inc.
5.75%, 06/01/2014 (A)	125,000	131,468
MGM Resorts International
7.50%, 06/01/2016	135,000	149,512
Household Durables - 0.0% (D)
DR Horton, Inc.
4.75%, 05/15/2017	35,000	37,144
Insurance - 1.0%
American International Group, Inc.
4.25%, 09/15/2014	135,000	141,408
5.45%, 05/18/2017	65,000	74,460
5.60%, 10/18/2016	31,000	35,225
6.25%, 03/15/2037	100,000	110,760
8.18%, 05/15/2058 (B)	201,000	270,596
Berkshire Hathaway, Inc.
3.20%, 02/11/2015	125,000	131,187
ING US, Inc.
2.90%, 02/15/2018 - 144A	60,000	60,858
Primerica, Inc.
4.75%, 07/15/2022 (A)	265,000	293,954
IT Services - 0.1%
Fiserv, Inc.
3.13%, 10/01/2015	85,000	89,211
Machinery - 0.0% (D)
Kennametal, Inc.
2.65%, 11/01/2019	30,000	29,991
Media - 0.1%
Comcast Corp.
3.13%, 07/15/2022	44,000	45,020
SES
3.60%, 04/04/2023 - 144A (E)	60,000	60,490
Metals & Mining - 0.2%
ArcelorMittal
5.00%, 02/25/2017	72,000	75,348
FMG Resources August 2006 Pty, Ltd.
7.00%, 11/01/2015 - 144A	104,000	108,940
Steel Dynamics, Inc.
5.25%, 04/15/2023 - 144A	54,000	54,742
Multi-Utilities - 0.3%
CMS Energy Corp.
2.75%, 05/15/2014	190,000	193,149
5.05%, 02/15/2018	110,000	125,455

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multiline Retail - 0.3%
Macy’s Retail Holdings, Inc.
5.75%, 07/15/2014 (A)	$140,000	$148,501
5.90%, 12/01/2016	123,000	142,904
Oil, Gas & Consumable Fuels - 2.7%
Chesapeake Energy Corp.
5.38%, 06/15/2021 (E)	403,000	404,511
Chevron Corp.
2.36%, 12/05/2022	233,000	231,319
Cimarex Energy Co.
5.88%, 05/01/2022	76,000	81,510
Continental Resources, Inc.
5.00%, 09/15/2022	204,000	216,750
Energy Transfer Partners, LP
3.60%, 02/01/2023	100,000	99,512
4.65%, 06/01/2021	205,000	223,135
Kinder Morgan Energy Partners, LP
3.45%, 02/15/2023	80,000	80,857
3.50%, 09/01/2023	71,000	71,978
Motiva Enterprises LLC
5.75%, 01/15/2020 - 144A	170,000	204,096
Petrohawk Energy Corp.
6.25%, 06/01/2019	240,000	272,524
10.50%, 08/01/2014	58,000	61,331
Phillips 66
2.95%, 05/01/2017	100,000	105,979
Plains Exploration & Production Co.
6.88%, 02/15/2023	127,000	143,828
Shell International Finance BV
2.38%, 08/21/2022	287,000	284,749
Western Gas Partners, LP
4.00%, 07/01/2022	154,000	159,307
5.38%, 06/01/2021	346,000	391,344
Williams Cos., Inc.
3.70%, 01/15/2023	85,000	84,380
Pharmaceuticals - 0.8%
AbbVie, Inc.
1.75%, 11/06/2017 - 144A	194,000	196,359
2.00%, 11/06/2018 - 144A	95,000	96,132
2.90%, 11/06/2022 - 144A	117,000	117,106
Actavis, Inc.
1.88%, 10/01/2017	161,000	162,878
Watson Pharmaceuticals, Inc.
3.25%, 10/01/2022	383,000	388,243
Zoetis, Inc.
1.88%, 02/01/2018 - 144A	27,000	27,174
Professional Services - 0.9%
Verisk Analytics, Inc.
4.88%, 01/15/2019 (A)	390,000	415,921
5.80%, 05/01/2021	475,000	548,065
Series 2007-8A, Class A2A
4.13%, 09/12/2022	99,000	102,413
Real Estate Investment Trusts - 0.9%
Alexandria Real Estate Equities, Inc.
4.60%, 04/01/2022	138,000	148,719
Host Hotels & Resorts, LP
Series D
3.75%, 10/15/2023	51,000	51,200
Series Q
6.75%, 06/01/2016	127,000	129,381
Rouse Co. LLC
6.75%, 11/09/2015	239,000	247,664

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Investment Trusts (continued)
Senior Housing Properties Trust
6.75%, 04/15/2020 - 12/15/2021	$156,000	$178,726
SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Part
5.00%, 08/15/2018 (A)	115,000	125,390
7.75%, 03/15/2020	120,000	147,319
Real Estate Management & Development - 0.1%
CBRE Services, Inc.
6.63%, 10/15/2020	10,000	10,850
Jones Lang LaSalle, Inc.
4.40%, 11/15/2022	122,000	125,502
Road & Rail - 0.1%
JB Hunt Transport Services, Inc.
3.38%, 09/15/2015	130,000	135,056
Semiconductors & Semiconductor Equipment - 0.9%
National Semiconductor Corp.
3.95%, 04/15/2015	134,000	143,126
Samsung Electronics America, Inc.
1.75%, 04/10/2017 - 144A	435,000	441,220
TSMC Global, Ltd.
1.63%, 04/03/2018 - 144A (E)	407,000	405,580
Software - 0.1%
Autodesk, Inc.
3.60%, 12/15/2022	92,000	92,299
Transportation Infrastructure - 0.2%
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.50%, 03/15/2016 - 144A	19,000	19,461
3.38%, 03/15/2018 - 144A (A)	113,000	117,549
4.25%, 01/17/2023 - 144A	50,000	50,360
Wireless Telecommunication Services - 0.1%
SBA Tower Trust
2.93%, 12/15/2017 - 144A	55,000	57,437

Total Corporate Debt Securities (cost $23,686,940)		24,445,546

	Shares	Value
PREFERRED STOCKS - 0.4%
Capital Markets - 0.0% (D)
Goldman Sachs Group, Inc., 5.95% (A)	757	19,152
Consumer Finance - 0.1%
Discover Financial Services - Series B, 6.50% (A)	5,350	138,244
Household Durables - 0.3%
Garmin, Ltd., 5.50% (A)	8,723	288,208

Total Preferred Stocks (cost $516,713)		445,604

COMMON STOCKS - 56.6%
Aerospace & Defense - 2.8%
Boeing Co.	21,529	1,848,265
Honeywell International, Inc.	12,697	956,719
Precision Castparts Corp.	2,421	459,070
Automobiles - 0.3%
Daimler AG	5,456	297,625
Beverages - 0.6%
Diageo PLC	20,328	640,913
Capital Markets - 1.4%
Blackstone Group, LP - Class A	70,641	1,397,279
Greenhill & Co., Inc. (A)	3,963	211,545

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 3.7%
E.I. du Pont de Nemours & Co. (A)	37,727	$1,854,659
LyondellBasell Industries NV - Class A	29,741	1,882,308
Syngenta AG - ADR	7,157	599,399
Commercial Banks - 3.4%
CIT Group, Inc. (F)	30,450	1,323,966
Standard Chartered PLC	29,977	775,920
U.S. Bancorp - Class A	53,252	1,806,840
Communications Equipment - 0.9%
Motorola Solutions, Inc.	16,932	1,084,156
Computers & Peripherals - 2.1%
Apple, Inc.	5,423	2,400,382
Consumer Finance - 0.3%
American Express Co. (A)	5,925	399,700
Diversified Financial Services - 0.8%
JPMorgan Chase & Co.	19,854	942,271
Diversified Telecommunication Services - 0.8%
CenturyLink, Inc. (A)	19,811	695,960
Verizon Communications, Inc. (A)	5,124	251,845
Electronic Equipment & Instruments - 1.7%
Amphenol Corp. - Class A (A)	6,438	480,596
TE Connectivity, Ltd.	35,004	1,467,718
Energy Equipment & Services - 0.8%
National Oilwell Varco, Inc.	9,168	648,636
Noble Corp.	7,464	284,752
Food Products - 0.8%
Hershey Co.	11,053	967,469
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	20,496	723,919
Health Care Providers & Services - 3.1%
Aetna, Inc.	28,948	1,479,822
AmerisourceBergen Corp. - Class A	15,053	774,477
Express Scripts Holding Co. (F)	22,799	1,314,362
Hotels, Restaurants & Leisure - 1.1%
Las Vegas Sands Corp.	23,523	1,325,521
Insurance - 0.5%
Prudential PLC	38,914	629,712
Internet & Catalog Retail - 0.6%
priceline.com, Inc. (A) (F)	999	687,242
Internet Software & Services - 1.0%
eBay, Inc. (F)	22,007	1,193,220
IT Services - 1.2%
Mastercard, Inc. - Class A	2,675	1,447,523
Leisure Equipment & Products - 2.0%
Mattel, Inc. (A)	53,588	2,346,618
Machinery - 0.3%
Dover Corp. (A)	5,200	378,976
Media - 5.2%
CBS Corp. - Class B (A)	61,939	2,891,932
DIRECTV (F)	7,064	399,893
Time Warner Cable, Inc.	17,849	1,714,575
Viacom, Inc. - Class B	16,486	1,015,043
Multiline Retail - 0.8%
Nordstrom, Inc. (A)	17,238	952,055
Oil, Gas & Consumable Fuels - 3.3%
Chevron Corp.	15,455	1,836,363
Enterprise Products Partners, LP	28,671	1,728,575
Valero Energy Corp.	7,460	339,355
Personal Products - 0.5%
Estee Lauder Cos., Inc. - Class A	9,174	587,411

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 5.7%
AbbVie, Inc. - Class G	36,957	$1,507,106
Allergan, Inc.	8,987	1,003,219
Bristol-Myers Squibb Co.	15,599	642,523
Johnson & Johnson (A)	11,571	943,384
Mylan, Inc. (A) (F)	28,644	828,957
Shire PLC - Class B ADR	8,944	817,124
Valeant Pharmaceuticals International, Inc. (F)	5,525	414,485
Zoetis, Inc. - Class A (F)	14,969	499,965
Real Estate Investment Trusts - 0.7%
Ventas, Inc. (A)	11,448	837,994
Road & Rail - 1.9%
Canadian Pacific Railway, Ltd. (A)	5,281	689,012
Union Pacific Corp. (A)	10,414	1,483,058
Software - 2.1%
CA, Inc.	20,330	511,706
Intuit, Inc. (A)	10,546	692,345
Microsoft Corp.	29,970	857,442
VMware, Inc. - Class A (A) (F)	4,963	391,481
Specialty Retail - 0.9%
AutoZone, Inc. (A) (F)	1,304	517,388
Home Depot, Inc.	8,203	572,405
Textiles, Apparel & Luxury Goods - 2.1%
Coach, Inc. - Class A (A)	15,616	780,644
NIKE, Inc. - Class B	28,305	1,670,278
Tobacco - 2.6%
Altria Group, Inc.	25,538	878,252
Philip Morris International, Inc.	23,650	2,192,591

Total Common Stocks (cost $56,535,348)		66,175,946

SECURITIES LENDING COLLATERAL - 13.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (G)	15,931,173	15,931,173

Total Securities Lending Collateral (cost $15,931,173)		15,931,173

	Principal	Value
REPURCHASE AGREEMENT - 3.8%
State Street Bank & Trust Co. 0.03% (G), dated 03/28/2013, to be repurchased at $4,478,158 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 02/01/2032, and with a value of $4,570,450.	$4,478,143	4,478,143

Total Repurchase Agreement (cost $4,478,143)		4,478,143

Total Investment Securities (cost $122,861,591) (H)		133,185,111
Other Assets and Liabilities - Net		(16,318,679)

Net Assets		$116,866,432

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts (Sold)	Settlement Date	Amount in U.S. Dollars (Sold)	Net Unrealized Appreciation (Depreciation)
GBP	JPM	(120,000)	04/11/2013	$(180,144)	$(2,179)
GBP	CSFB	(259,000)	04/18/2013	(386,317)	(7,182)
GBP	HSBC	(313,000)	05/02/2013	(465,145)	(10,360)
GBP	RBC	(140,000)	05/09/2013	(212,794)	117

					$(19,604)

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
CSFB	$(7,182)	$—	$(7,182)
HSBC	(10,360)	—	(10,360)
JPM	(2,179)	—	(2,179)
RBC	117	—	117

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $15,587,819. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of March 31, 2013.
(C)	The security has a perpetual maturity. The date shown is the next call date.
(D)	Percentage rounds to less than 0.1%.
(E)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(F)	Non-income producing security.
(G)	Rate shown reflects the yield at March 31, 2013.
(H)	Aggregate cost for federal income tax purposes is $122,861,591. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $10,871,909 and $548,389, respectively. Net unrealized appreciation for tax purposes is $10,323,520.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities aggregated $5,508,523 or 4.71% of the portfolio’s net assets.
ADR	American Depositary Receipt
CSFB	Credit Suisse First Boston
FSB	Full-Service Bank
GMTN	Global Medium Term Note
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
OTC	Over the Counter
RBC	Royal Bank of Canada

CURRENCY ABBREVIATION:

GBP	Pound Sterling

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

VALUATION SUMMARY: (I)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
U.S. Government Obligations	$—	$11,927,868	$—	$11,927,868
U.S. Government Agency Obligations	—	8,167,942	—	8,167,942
Mortgage-Backed Securities	—	1,386,186	—	1,386,186
Asset-Backed Securities	—	110,812	—	110,812
Preferred Corporate Debt Security	—	115,891	—	115,891
Corporate Debt Securities	—	24,445,546	—	24,445,546
Preferred Stocks	445,604	—	—	445,604
Common Stocks	64,129,401	2,046,545	—	66,175,946
Securities Lending Collateral	15,931,173	—	—	15,931,173
Repurchase Agreement	—	4,478,143	—	4,478,143

Total Investment Securities	$80,506,178	$52,678,933	$—	$133,185,111

Other Financial Instruments in Assets
Forward Foreign Currency Contracts (J)	$—	$117	$—	$117

Total Other Financial Instruments in Assets	$—	$117	$—	$117

Other Financial Instruments in Liabilities
Forward Foreign Currency Contracts (J)	$—	$(19,721)	$—	$(19,721)

Total Other Financial Instruments in Liabilities	$—	$(19,721)	$—	$(19,721)

Other Assets (K)
Cash	$11,358	$—	$—	$11,358

Total Other Assets	$11,358	$—	$—	$11,358

Other Liabilities (K)
Collateral for Securities on Loan	$—	$(15,931,173)	$—	$(15,931,173)

Total Other Liabilities	$—	$(15,931,173)	$—	$(15,931,173)

(I)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(J)	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
(K)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Aerospace & Defense - 5.9%
Boeing Co.	206,035	$17,688,105
Precision Castparts Corp.	98,307	18,640,974
Rolls-Royce Holdings PLC (A)	286,251	4,914,867
United Technologies Corp.	166,675	15,572,445
Beverages - 1.2%
Diageo PLC	373,363	11,771,606
Biotechnology - 8.1%
Alexion Pharmaceuticals, Inc. (A)	156,503	14,420,187
Biogen IDEC, Inc. (A)	110,031	21,226,080
Celgene Corp. (A)	84,520	9,796,713
Gilead Sciences, Inc. (A) (B)	373,372	18,269,092
Vertex Pharmaceuticals, Inc. (A)	257,633	14,164,662
Capital Markets - 2.7%
Goldman Sachs Group, Inc.	88,075	12,960,236
Morgan Stanley	589,044	12,947,187
Chemicals - 2.4%
Monsanto Co.	218,015	23,028,924
Communications Equipment - 0.5%
QUALCOMM, Inc.	71,139	4,762,756
Computers & Peripherals - 4.6%
Apple, Inc.	76,162	33,711,586
EMC Corp. (A)	451,704	10,791,209
Electrical Equipment - 0.6%
Roper Industries, Inc.	45,624	5,808,391
Energy Equipment & Services - 1.9%
FMC Technologies, Inc. (A) (B)	109,329	5,946,404
Schlumberger, Ltd.	164,084	12,288,251
Food & Staples Retailing - 3.4%
Costco Wholesale Corp.	183,910	19,514,690
Whole Foods Market, Inc.	152,617	13,239,525
Food Products - 1.2%
Mondelez International, Inc. - Class A	360,347	11,030,222
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	285,590	10,087,039
CIE Generale d’Optique Essilor International SA - ADR	83,541	4,657,411
Intuitive Surgical, Inc. (A)	11,665	5,729,731
Health Care Providers & Services - 2.2%
Express Scripts Holding Co. (A)	208,680	12,030,402
UnitedHealth Group, Inc.	161,387	9,232,950
Hotels, Restaurants & Leisure - 4.4%
Chipotle Mexican Grill, Inc. - Class A (A) (B)	32,863	10,709,066
Dunkin’ Brands Group, Inc.	288,495	10,639,696
Starbucks Corp.	149,376	8,508,457
Yum! Brands, Inc.	165,813	11,928,587
Internet & Catalog Retail - 4.9%
Amazon.com, Inc. (A)	105,768	28,186,115
priceline.com, Inc. (A)	27,526	18,935,961
Internet Software & Services - 9.0%
eBay, Inc. (A)	226,584	12,285,384
Facebook, Inc. - Class A (A)	373,475	9,553,491
Google, Inc. - Class A (A)	48,395	38,427,082
LinkedIn Corp. - Class A (A)	108,739	19,144,588
Marin Software, Inc. (A) (B)	32,374	531,905
Rackspace Hosting, Inc. (A) (B)	123,654	6,242,054
Youku Tudou, Inc. - ADR (A) (B)	25,684	430,721

	Shares	Value
COMMON STOCKS (continued)
IT Services - 8.0%
International Business Machines Corp.	73,845	$15,751,139
Mastercard, Inc. - Class A	65,743	35,575,510
Teradata Corp. (A)	73,571	4,304,639
Visa, Inc. - Class A	122,122	20,741,200
Life Sciences Tools & Services - 0.7%
Illumina, Inc. (A) (B)	129,417	6,988,518
Media - 2.1%
Discovery Communications, Inc. - Series A (A) (B)	60,804	4,787,707
Walt Disney Co. - Class A	277,001	15,733,657
Oil, Gas & Consumable Fuels - 2.3%
Concho Resources, Inc. (A)	128,951	12,563,696
EOG Resources, Inc.	75,507	9,670,181
Personal Products - 1.7%
Estee Lauder Cos., Inc. - Class A	246,113	15,758,615
Pharmaceuticals - 7.0%
Allergan, Inc.	174,403	19,468,607
Bristol-Myers Squibb Co.	217,617	8,963,644
Novo Nordisk A/S - ADR	105,379	17,018,709
Perrigo Co.	68,270	8,105,697
Shire PLC - Class B ADR	146,740	13,406,166
Real Estate Investment Trusts - 0.8%
American Tower Corp. - Class A	99,182	7,629,079
Road & Rail - 3.2%
Canadian Pacific Railway, Ltd.	47,938	6,254,471
Kansas City Southern	83,042	9,209,358
Union Pacific Corp.	103,481	14,736,729
Semiconductors & Semiconductor Equipment - 2.8%
ARM Holdings PLC - ADR	232,907	9,868,270
Avago Technologies, Ltd. - Class A	221,680	7,962,746
Broadcom Corp. - Class A	267,771	9,283,620
Software - 6.8%
Intuit, Inc.	193,323	12,691,655
Red Hat, Inc. (A)	251,107	12,695,970
Salesforce.com, Inc. (A) (B)	87,804	15,701,989
Splunk, Inc. (A)	139,558	5,586,507
VMware, Inc. - Class A (A)	156,596	12,352,292
Workday, Inc. - Class A (A) (B)	98,131	6,047,814
Specialty Retail - 4.0%
Inditex SA	137,649	18,244,462
TJX Cos., Inc.	418,405	19,560,434
Textiles, Apparel & Luxury Goods - 4.6%
Lululemon Athletica, Inc. (A) (B)	122,388	7,630,892
NIKE, Inc. - Class B	350,827	20,702,301
Ralph Lauren Corp. - Class A	91,924	15,563,653
Wireless Telecommunication Services - 0.6%
Crown Castle International Corp. (A)	83,332	5,803,240

Total Common Stocks (cost $767,694,752)		956,117,919

SECURITIES LENDING COLLATERAL - 7.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (C)	69,435,424	69,435,424

Total Securities Lending Collateral (cost $69,435,424)		69,435,424

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.03% (C), dated 03/28/2013, to be repurchased at $6,338,366 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/20/2027, and with a value of $6,465,776.	$6,338,345	$6,338,345

Total Repurchase Agreement (cost $6,338,345)		6,338,345

Total Investment Securities (cost $843,468,521) (D)		1,031,891,688
Other Assets and Liabilities - Net		(72,641,317)

Net Assets		$959,250,371

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $67,971,711. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at March 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $843,468,521. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $194,328,941 and $5,905,774, respectively. Net unrealized appreciation for tax purposes is $188,423,167.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Common Stocks	$921,186,984	$34,930,935	$—	$956,117,919
Securities Lending Collateral	69,435,424	—	—	69,435,424
Repurchase Agreement	—	6,338,345	—	6,338,345

Total Investment Securities	$990,622,408	$41,269,280	$—	$1,031,891,688

Other Liabilities (F)
Collateral for Securities on Loan	$—	$(69,435,424)	$—	$(69,435,424)

Total Other Liabilities	$—	$(69,435,424)	$—	$(69,435,424)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 22.5%
U.S. Treasury Bond
4.50%, 05/15/2038	$200,000	$254,750
4.75%, 02/15/2037	390,000	513,398
5.00%, 05/15/2037	550,000	748,945
5.38%, 02/15/2031	150,000	208,664
6.13%, 08/15/2029	100,000	148,250
6.25%, 05/15/2030	425,000	641,816
6.63%, 02/15/2027	100,000	151,156
7.50%, 11/15/2016	2,550,000	3,190,290
8.00%, 11/15/2021	500,000	761,875
8.50%, 02/15/2020	815,000	1,212,503
8.75%, 05/15/2020 - 08/15/2020	2,700,000	4,121,812
11.25%, 02/15/2015	1,065,000	1,283,741
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	107,216	149,767
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016	521,435	553,943
0.50%, 04/15/2015	371,770	390,533
0.63%, 04/15/2013	544,535	546,619
1.13%, 01/15/2021	526,150	620,281
1.25%, 04/15/2014	707,005	730,425
2.00%, 01/15/2014	622,900	643,631
U.S. Treasury Note
0.25%, 10/31/2013	300,000	300,199
1.00%, 11/30/2019	400,000	395,906
1.38%, 11/30/2018	740,000	758,731
1.50%, 08/31/2018	2,000,000	2,067,656
1.75%, 04/15/2013 - 10/31/2018	4,500,000	4,620,500
1.88%, 02/28/2014 - 04/30/2014	1,200,000	1,220,562
2.25%, 01/31/2015 - 07/31/2018	905,000	956,716
2.50%, 03/31/2015	95,000	99,253
2.63%, 02/29/2016 - 11/15/2020	2,300,000	2,471,973
2.75%, 10/31/2013 - 12/31/2017	2,545,000	2,657,246
2.88%, 03/31/2018	700,000	772,625
3.13%, 04/30/2013 - 05/15/2021	2,700,000	2,917,149
3.25%, 12/31/2016 - 03/31/2017	5,750,000	6,348,700
3.38%, 07/31/2013 - 11/15/2019	850,000	879,332
3.50%, 02/15/2018 - 05/15/2020	1,400,000	1,595,189
3.63%, 02/15/2020 - 02/15/2021	750,000	872,500
4.00%, 02/15/2015	600,000	642,000
4.25%, 08/15/2013 - 11/15/2017	1,200,000	1,321,340
4.50%, 02/15/2016	500,000	559,336
4.75%, 08/15/2017	1,035,000	1,219,359
U.S. Treasury STRIPS
0.17%, 02/15/2014 (A)	300,000	299,519
0.18%, 05/15/2014 (A)	270,000	269,389
0.24%, 11/15/2014 (A)	100,000	99,596
0.41%, 05/15/2016 (A)	2,200,000	2,171,521
0.46%, 08/15/2016 (A)	2,850,000	2,804,503
0.52%, 11/15/2016 (A)	500,000	490,384
0.56%, 02/15/2017 (A)	10,850,000	10,607,806
0.65%, 08/15/2017 (A)	500,000	485,360
0.70%, 11/15/2017 (A)	250,000	241,677
0.76%, 02/15/2018 (A)	50,000	48,122
0.87%, 08/15/2018 (A)	100,000	95,339
0.98%, 02/15/2019 (A)	155,000	146,101
1.04%, 05/15/2019 (A)	150,000	140,501
1.10%, 08/15/2019 (A)	850,000	791,208
1.23%, 02/15/2020 (A)	350,000	321,066
1.28%, 05/15/2020 (A)	150,000	136,728
1.30%, 05/15/2020 (A)	7,102,000	6,463,289
1.37%, 08/15/2020 (A)	4,200,000	3,792,676
1.43%, 11/15/2020 (A)	195,000	174,579

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury STRIPS (continued)
1.52%, 02/15/2021 (A)	$105,000	$93,040
1.57%, 05/15/2021 (A)	4,050,000	3,560,408
1.64%, 08/15/2021 (A)	300,000	261,200
1.71%, 11/15/2021 (A)	3,000,000	2,585,031
1.77%, 02/15/2022 (A)	850,000	725,336
1.98%, 02/15/2023 (A)	750,000	615,703
2.03%, 05/15/2023 (A)	250,000	203,211
2.22%, 05/15/2024 (A)	200,000	155,920
2.27%, 08/15/2024 (A)	100,000	77,147
2.31%, 11/15/2024 (A)	200,000	152,633
2.50%, 02/15/2026 (A)	100,000	72,296
2.57%, 08/15/2026 (A)	70,000	49,514
2.61%, 11/15/2026 (A)	1,350,000	944,677
2.64%, 02/15/2027 (A)	950,000	657,861
2.67%, 05/15/2027 (A)	300,000	205,514
2.70%, 08/15/2027 (A)	200,000	135,450
2.72%, 11/15/2027 (A)	350,000	234,589
2.75%, 02/15/2028 (A)	430,000	285,155
2.77%, 05/15/2028 (A)	50,000	32,804
2.80%, 08/15/2028 (A)	450,000	292,236
2.82%, 11/15/2028 (A)	200,000	128,478
2.85%, 02/15/2029 (A)	750,000	476,639
2.86%, 05/15/2029 (A)	150,000	94,364
2.87%, 08/15/2029 (A)	500,000	311,440
2.90%, 11/15/2029 (A)	225,000	138,672
2.91%, 02/15/2030 (A)	1,325,000	808,011
2.95%, 08/15/2030 (A)	350,000	209,273
2.97%, 11/15/2030 (A)	275,000	162,707
3.01%, 05/15/2031 (A)	450,000	260,726
3.02%, 08/15/2031 (A)	350,000	200,666
3.03%, 11/15/2031 (A)	300,000	170,218
3.05%, 02/15/2032 (A)	400,000	224,757
3.06%, 05/15/2032 (A)	200,000	111,324
3.07%, 08/15/2032 (A)	50,000	27,537
3.09%, 11/15/2032 (A)	450,000	245,199
3.11%, 05/15/2033 (A)	500,000	267,175
3.12%, 08/15/2033 (A)	400,000	211,466
3.13%, 11/15/2033 (A)	600,000	313,931
3.15%, 02/15/2034 (A)	325,000	168,301
3.16%, 05/15/2034 - 08/15/2034 (A)	250,000	127,346
3.18%, 11/15/2034 (A)	450,000	226,042
3.19%, 02/15/2035 (A)	375,000	186,513
3.20%, 05/15/2035 (A)	550,000	270,582

Total U.S. Government Obligations (cost $89,143,241)		95,809,127

U.S. GOVERNMENT AGENCY OBLIGATIONS - 41.8%
Fannie Mae
Zero Coupon, 06/01/2017	300,000	288,609
0.42%, 06/25/2037 (B)	422,227	422,169
0.45%, 06/27/2036 (B)	262,942	260,674
0.46%, 11/25/2046 (B)	525,586	522,306
0.50%, 08/25/2041 (B)	494,655	495,551
0.54%, 01/01/2023 (B)	1,500,000	1,501,452
0.55%, 01/01/2023 - 08/25/2036 (B)	1,237,416	1,246,495
0.56%, 01/01/2023 (B)	1,996,675	1,998,808
0.60%, 05/25/2027 (B)	865,913	873,081
0.61%, 01/01/2023 (B)	747,428	748,268
0.65%, 01/01/2023 (B)	498,501	498,965
0.66%, 08/25/2019 (B)	667,758	671,430
0.70%, 09/25/2042 - 10/25/2042 (B)	2,953,268	2,979,162
0.75%, 08/01/2022 (B)	988,252	989,896
0.94%, 01/01/2019 (B)	491,974	496,023
0.97%, 04/01/2022 (B)	600,000	600,874
1.10%, 03/25/2038 (B)	510,965	517,045
1.40%, 07/01/2017	1,000,000	1,018,031
1.94%, 07/01/2019	1,000,000	1,017,864

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
1.99%, 01/01/2017	$1,000,000	$1,012,345
2.01%, 07/01/2019 - 06/01/2020	3,000,000	3,050,930
2.03%, 08/01/2019	1,015,000	1,042,954
2.34%, 01/01/2023	1,000,000	1,005,662
2.38%, 12/01/2022	1,000,000	1,009,822
2.38%, 01/01/2036 (B)	117,695	125,240
2.40%, 02/01/2023	1,000,000	1,009,906
2.46%, 02/01/2023	998,059	1,013,295
2.65%, 08/01/2022	500,000	510,003
2.67%, 07/01/2022	1,500,000	1,533,759
2.69%, 01/01/2038 (B)	71,284	76,358
2.97%, 11/01/2018	480,360	516,509
3.03%, 12/01/2021	490,023	520,053
3.12%, 01/01/2022	500,000	533,318
3.38%, 01/01/2018	500,000	547,531
3.50%, 08/01/2032	930,477	993,634
3.54%, 01/01/2018	484,336	530,863
3.59%, 10/01/2020	100,000	109,849
3.64%, 10/01/2020	1,399,733	1,540,517
3.65%, 07/25/2021	866,000	951,876
3.73%, 06/25/2021	500,000	554,659
3.74%, 06/01/2018	1,478,767	1,652,439
3.76%, 06/25/2021 - 07/25/2021	2,000,000	2,199,425
3.77%, 08/01/2021	700,000	776,690
3.86%, 07/01/2021	976,203	1,089,643
3.87%, 08/01/2021	980,087	1,093,921
3.92%, 08/01/2021	1,500,000	1,680,415
3.94%, 07/01/2021	500,000	561,424
3.97%, 06/01/2021 - 07/01/2021	980,568	1,100,753
3.98%, 08/01/2021	969,232	1,085,940
3.99%, 07/01/2021	487,159	547,919
4.00%, 07/01/2018 - 04/25/2033	1,423,875	1,555,587
4.02%, 08/01/2021	1,310,850	1,476,941
4.05%, 08/01/2021	980,007	1,105,515
4.06%, 07/01/2021 - 09/01/2021	1,488,656	1,681,430
4.16%, 03/01/2021	485,838	551,371
4.23%, 03/01/2020	942,855	1,070,190
4.24%, 06/01/2021	1,000,000	1,140,146
4.25%, 04/01/2021	500,000	571,322
4.29%, 06/01/2021	492,059	565,696
4.32%, 06/01/2021	783,470	898,327
4.37%, 04/01/2020	241,200	276,945
4.38%, 04/01/2021	400,000	459,306
4.39%, 05/01/2021	250,000	287,624
4.45%, 07/01/2026	490,220	559,522
4.50%, 08/01/2018 - 08/25/2033	1,529,813	1,633,322
4.65%, 06/01/2021	979,032	1,141,406
5.00%, 12/01/2016 - 08/25/2040	6,160,792	6,828,004
5.50%, 03/01/2017 - 07/25/2038	6,709,763	7,501,205
5.75%, 06/25/2033	691,463	753,718
6.00%, 08/01/2014 - 11/25/2039	3,568,444	3,974,350
6.00%, 12/01/2032 (B)	175,925	201,454
6.12%, 12/25/2042 (B)	228,333	265,398
6.43%, 10/25/2042 (B)	60,396	67,127
6.50%, 03/01/2017 - 05/25/2044	1,660,103	1,904,549
6.79%, 07/25/2023 (B)	363,836	410,616
6.88%, 12/25/2042 (B)	113,324	135,461
7.00%, 09/01/2017 - 11/25/2041	2,990,807	3,556,454
7.20%, 08/25/2033 (B)	101,387	103,417
8.00%, 05/25/2022 - 06/01/2039	104,835	121,540
9.00%, 10/01/2019 - 06/01/2025	36,479	37,645
9.50%, 06/25/2018	59,264	65,813
10.00%, 03/25/2032 (B)	15,822	17,361
10.89%, 07/25/2035 (B)	157,157	206,390
12.16%, 09/25/2033 (B)	41,471	50,342
13.24%, 07/25/2033 (B)	79,723	98,674
13.59%, 03/25/2038 (B)	31,952	39,336

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
14.11%, 12/25/2032 (B)	$26,221	$33,777
15.09%, 11/25/2031 (B)	75,322	106,079
15.94%, 05/25/2034 (B)	87,531	118,837
16.87%, 07/25/2035 (B)	180,406	258,101
18.96%, 04/25/2034 - 05/25/2034 (B)	435,112	645,864
19.24%, 08/25/2032 (B)	90,001	114,656
22.39%, 06/25/2035 (B)	244,017	352,013
23.18%, 05/25/2034 (B)	34,534	52,249
23.82%, 03/25/2036 (B)	73,193	107,330
24.52%, 02/25/2032 (B)	21,203	36,873
25.38%, 10/25/2036 (B)	34,686	52,186
25.74%, 12/25/2036 (B)	52,874	83,746
Fannie Mae, IO
0.99%, 08/25/2042 (B)	807,130	21,312
1.88%, 01/25/2038 (B)	121,513	7,400
3.71%, 04/25/2041 (B)	441,271	29,866
4.00%, 10/25/2014	243,052	10,301
5.00%, 03/25/2023	201,634	15,860
5.50%, 05/25/2033	7,066	264
5.65%, 09/25/2038 (B)	627,711	94,651
5.71%, 02/25/2038 (B)	530,247	69,451
5.90%, 06/25/2037 (B)	314,977	46,676
5.98%, 12/25/2039 (B)	142,257	19,851
6.00%, 03/25/2038 (B)	115,695	13,419
6.22%, 04/25/2040 (B)	189,313	24,202
6.30%, 06/25/2023 (B)	105,560	13,250
6.34%, 09/25/2037 (B)	168,068	26,715
6.35%, 02/25/2039 (B)	174,253	24,867
6.38%, 06/25/2036 (B)	138,006	18,331
6.50%, 03/25/2036 (B)	1,637,672	357,433
6.50%, 05/25/2033	96,059	17,744
6.95%, 07/25/2037 (B)	349,453	75,584
7.00%, 06/25/2033	102,988	16,414
Fannie Mae, PO
Zero Coupon, 04/25/2032 - 11/25/2036	1,777,109	1,690,130
Fannie Mae STRIPS
Zero Coupon, 11/15/2021	400,000	326,465
0.75%, 08/25/2042 (B)	977,199	982,030
Fannie Mae STRIPS, PO
Zero Coupon, 09/01/2024 - 01/01/2033	243,953	230,064
Fannie Mae STRIPS, Series MTN
Zero Coupon, 05/15/2030	400,000	221,655
Financing Corp. Fico STRIPS
Series 2010-P
Zero Coupon, 11/30/2017	1,000,000	948,970
Series 2011-75, Class FA
Zero Coupon, 05/11/2018	1,700,000	1,611,999
Financing Corp. Fico STRIPS, PO Series D-P
Zero Coupon, 09/26/2019	1,000,000	902,154
Freddie Mac
0.55%, 07/15/2034 (B)	336,608	337,694
0.60%, 07/15/2037 - 10/15/2041 (B)	1,783,379	1,792,027
0.64%, 02/15/2037 (B)	59,293	59,596
0.65%, 03/15/2039 - 09/15/2042 (B)	3,417,915	3,439,167
0.70%, 10/15/2042 (B)	492,874	500,427
1.38%, 10/25/2044 (B)	443,352	440,745
2.23%, 07/01/2036 (B)	115,775	123,402
2.25%, 08/01/2036 (B)	132,345	141,141
2.47%, 10/01/2036 (B)	79,584	84,519
2.51%, 09/01/2034 - 03/01/2037 (B)	236,090	252,997
2.59%, 10/01/2036 (B)	93,582	100,000
2.61%, 02/01/2037 (B)	231,505	245,591
2.70%, 11/01/2036 (B)	109,408	116,692

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac (continued)
3.50%, 01/01/2032 - 06/01/2042	$1,405,937	$1,491,692
4.00%, 05/01/2019 - 06/01/2042	2,089,265	2,268,739
4.50%, 12/15/2018 - 05/01/2041	1,080,136	1,144,568
4.89%, 02/01/2036 (B)	429,118	461,860
5.00%, 10/01/2017 - 05/15/2041	2,947,433	3,211,172
5.03%, 01/01/2035 (B)	139,674	150,638
5.50%, 03/15/2017 - 08/01/2038	5,888,007	6,587,416
5.50%, 05/15/2041 (B)	267,487	285,499
5.54%, 05/01/2036 (B)	89,396	94,347
5.64%, 06/01/2036 (B)	352,231	380,034
6.00%, 12/15/2013 - 09/15/2036	5,581,131	6,239,976
6.13%, 12/01/2036 (B)	17,992	19,380
6.38%, 03/15/2032	280,682	309,163
6.40%, 11/15/2023	98,775	111,113
6.50%, 10/15/2013 - 02/25/2043	2,451,990	2,766,883
6.74%, 07/25/2032 (B)	283,265	320,604
7.00%, 03/15/2024 - 02/25/2043	2,870,057	3,306,014
7.25%, 09/15/2030 - 12/15/2030	497,879	583,969
7.50%, 02/15/2023 - 08/15/2030	275,684	319,224
7.50%, 08/25/2042 (B)	110,177	129,284
8.00%, 01/15/2030	372,841	442,693
8.50%, 09/15/2020	46,979	51,509
9.87%, 07/15/2032 (B)	145,939	177,210
12.88%, 07/15/2033 (B)	123,188	144,910
13.79%, 05/15/2030 (B)	35,496	37,497
14.39%, 09/15/2033 (B)	33,110	41,572
16.82%, 02/15/2040 (B)	100,000	151,166
23.75%, 06/15/2034 (B)	192,434	282,376
Freddie Mac, IO
3.67%, 01/15/2040 (B)	503,244	26,187
4.50%, 07/15/2037	374,055	26,625
5.50%, 07/15/2024	40,753	1,788
5.80%, 11/15/2037 - 02/15/2039 (B)	598,574	85,560
6.00%, 06/15/2038 (B)	764,902	126,898
6.22%, 11/15/2037 (B)	265,181	40,302
6.60%, 04/15/2038 (B)	185,712	29,644
6.80%, 02/15/2033 (B)	3,891	35
6.90%, 03/13/2033 - 07/15/2036 (B)	193,861	27,598
7.35%, 02/15/2033 (B)	5,298	91
7.50%, 07/15/2017 (B)	113,462	8,526
7.80%, 03/15/2032 (B)	97,510	23,593
Freddie Mac, PO
Zero Coupon, 03/15/2019 - 01/15/2040	1,913,683	1,804,443
Freddie Mac STRIPS
0.70%, 08/15/2042 (B)	1,959,861	1,983,853
0.75%, 07/15/2042 (B)	976,259	980,996
3.50%, 07/15/2042	1,272,610	1,337,631
Freddie Mac STRIPS, IO
5.00%, 09/15/2035	231,505	29,355
Ginnie Mae
0.50%, 08/20/2060 (B)	992,616	990,508
0.54%, 12/20/2062 (B)	495,157	493,689
0.61%, 03/20/2063 (B)	1,004,000	1,004,000
0.63%, 04/20/2060 (B)	983,428	981,903
0.65%, 11/20/2059 - 03/20/2060 (B)	869,507	869,638
0.67%, 01/20/2061 (B)	996,963	996,257
0.75%, 07/20/2062 (B)	299,077	300,652
0.78%, 09/20/2062 (B)	991,718	994,640
0.85%, 05/20/2061 (B)	399,808	401,874
0.90%, 05/20/2061 (B)	447,813	450,278
1.65%, 01/20/2063 - 02/20/2063	3,561,381	3,591,434
1.75%, 03/20/2063	998,000	995,661
5.00%, 04/16/2023 - 07/16/2033	1,647,937	1,932,280
5.50%, 12/20/2013 - 09/20/2039	3,016,873	3,423,390
5.53%, 07/20/2040 (B)	781,209	893,497
5.79%, 12/20/2038 (B)	340,830	380,978

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Ginnie Mae (continued)
6.00%, 08/20/2016 - 08/20/2039	$1,162,742	$1,297,464
6.50%, 10/16/2024 - 06/20/2033	4,007,747	4,737,138
7.00%, 07/15/2017	18,495	19,903
7.33%, 11/20/2030	33,466	39,409
7.50%, 11/20/2029	123,341	146,824
8.00%, 01/15/2016 - 06/20/2030	133,644	162,007
8.50%, 02/16/2030	358,603	424,584
9.00%, 05/16/2027	22,866	26,926
12.99%, 10/20/2037 (B)	99,627	121,969
15.94%, 06/17/2035 (B)	77,044	107,992
16.27%, 05/18/2034 (B)	51,046	61,058
19.10%, 04/16/2034 (B)	84,505	115,844
19.60%, 09/20/2037 (B)	52,996	75,311
22.56%, 04/20/2037 (B)	139,601	206,296
28.47%, 09/20/2034 (B)	73,179	108,649
31.62%, 04/20/2031 (B)	20,827	39,986
Ginnie Mae, IO
5.50%, 12/20/2038 (B)	175,583	26,590
5.50%, 01/20/2032 - 10/16/2037	530,494	64,855
5.63%, 02/20/2038 (B)	287,161	40,792
5.80%, 11/20/2037 (B)	273,952	40,019
5.88%, 06/20/2039 (B)	237,614	36,054
5.90%, 10/20/2034 - 08/20/2039 (B)	746,098	107,968
6.00%, 03/20/2037 - 06/20/2038 (B)	539,282	82,027
6.07%, 04/20/2039 (B)	290,220	41,080
6.10%, 09/20/2035 - 03/20/2039 (B)	768,457	113,472
6.15%, 03/20/2039 (B)	273,899	34,705
6.20%, 05/16/2038 - 06/16/2039 (B)	1,019,471	148,353
6.27%, 06/16/2037 (B)	240,472	36,179
6.30%, 03/16/2034 - 10/20/2037 (B)	751,831	86,901
6.35%, 11/20/2037 - 12/20/2037 (B)	273,536	43,973
6.50%, 07/20/2036 (B)	179,770	20,269
6.50%, 03/20/2039	132,991	24,687
6.55%, 11/20/2033 - 07/20/2037 (B)	561,242	92,258
6.57%, 08/20/2037 (B)	396,543	57,831
6.61%, 04/16/2037 (B)	131,732	23,709
6.70%, 03/20/2038 (B)	149,390	26,049
6.75%, 10/20/2032 (B)	332,584	30,888
7.75%, 04/16/2032 (B)	185,068	47,690
Ginnie Mae, PO
Zero Coupon, 02/17/2033 - 01/20/2038	732,697	698,558
NCUA Guaranteed Notes Trust
Series 2010-C1, Class A2
2.90%, 10/29/2020	300,000	319,713
Series 2010-C1, Class APT
2.65%, 10/29/2020	366,771	386,369
Residual Funding Corp., Principal STRIPS, PO
Zero Coupon, 10/15/2019 - 10/15/2020	5,170,000	4,613,435
Tennessee Valley Authority
4.63%, 09/15/2060	22,000	25,015
5.88%, 04/01/2036	50,000	68,399
Tennessee Valley Authority Generic STRIPS
Zero Coupon, 05/01/2019	200,000	179,389
Tennessee Valley Authority Principal STRIPS
Zero Coupon, 11/01/2025 - 01/15/2038	400,000	225,393

Total U.S. Government Agency Obligations (cost $171,157,991)		178,028,918

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
African Development Bank
8.80%, 09/01/2019	$225,000	$300,510
Corp. Andina de Fomento
5.20%, 05/21/2013	100,000	100,511
Israel Government AID Bond
Zero Coupon, 03/15/2019	1,000,000	926,441
5.50%, 09/18/2033	100,000	129,215
Series 2010-Z
Zero Coupon, 02/15/2025	500,000	350,448
Mexico Government International Bond Series A, GMTN
7.50%, 04/08/2033	300,000	429,000
Mexico Government International Bond, Series GMTN
4.75%, 03/08/2044 (C)	60,000	62,250
Province of Ontario Canada
0.95%, 05/26/2015	250,000	252,315
1.65%, 09/27/2019	173,000	172,792
2.70%, 06/16/2015	100,000	104,778

Total Foreign Government Obligations (cost $2,618,289)		2,828,260

MORTGAGE-BACKED SECURITIES - 8.9%
A10 Securitization LLC
Series 2012-1, Class A
3.49%, 04/15/2024 - 144A	165,608	168,051
AJAX Mortgage Loan Trust
Series 2013-A, Class A
3.50%, 02/25/2051 - 144A (B) (D)	483,300	480,111
Series 2013-B, Class A1
3.75%, 02/25/2051 - 144A (B) (D)	500,000	498,400
American General Mortgage Loan Trust
Series 2009-1, Class A4
5.75%, 09/25/2048 - 144A (B)	21,889	21,879
Series 2009-1, Class A5
5.75%, 09/25/2048 - 144A (B)	200,000	202,634
Series 2009-1, Class A7
5.75%, 09/25/2048 - 144A (B)	200,000	212,782
Series 2010-1A, Class A1
5.15%, 03/25/2058 - 144A (B)	66,006	67,828
Series 2010-1A, Class A2
5.65%, 03/25/2058 - 144A (B)	143,570	151,440
American Tower Trust I
1.55%, 03/15/2043 - 144A	63,000	63,245
ASG Resecuritization Trust
Series 2009-1, Class A60
2.45%, 06/26/2037 - 144A (B)	161,486	159,085
Series 2009-2, Class A55
5.02%, 05/24/2036 - 144A (B)	64,480	66,418
Series 2009-3, Class A65
2.31%, 03/26/2037 - 144A (B)	213,040	212,981
Series 2009-4, Class A60
6.00%, 06/28/2037 - 144A	183,159	191,313
Series 2010-3, Class 2A22
0.37%, 10/28/2036 - 144A (B)	53,470	53,069
Banc of America Alternative Loan Trust
Series 2003-7, Class 1CB1
5.50%, 09/25/2033	250,816	255,296
Series 2003-7, Class 2A4
5.00%, 09/25/2018	33,104	33,863
Banc of America Commercial Mortgage, Inc.
Series 2005-6, Class ASB
5.19%, 09/10/2047 (B)	78,391	80,038
Banc of America Funding Corp.
Series 2005-E, Class 4A1
2.68%, 03/20/2035 (B)	320,056	315,368
Series 2010-R11A, Class 1A6
5.36%, 08/26/2035 - 144A (B)	125,559	132,754

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Funding Corp. (continued)
Series 2010-R5, Class 1A1
5.50%, 10/26/2037 - 144A	$178,687	$185,466
Series 2012-R6, Class 1A1
3.00%, 10/26/2039 - 144A	384,777	385,315
Banc of America Funding Corp., PO
Series 2004-1
Zero Coupon, 03/25/2034	60,260	47,342
Series 2005-7, Class 30
Zero Coupon, 11/25/2035	81,939	66,227
Series 2005-8, Class 30
Zero Coupon, 01/25/2036	28,132	20,973
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-3, Class AM
4.73%, 07/10/2043	50,000	53,387
Series 2006-3, Class A4
5.89%, 07/10/2044 (B)	155,000	174,562
Series 2006-5, Class A4
5.41%, 09/10/2047	75,000	84,260
Banc of America Mortgage Securities, Inc.
Series 2003-J, Class 3A2
3.12%, 11/25/2033 (B)	240,737	240,410
Series 2004-3, Class 1A26
5.50%, 04/25/2034	304,469	309,555
Series 2004-6, Class 1A3
5.50%, 05/25/2034	197,206	205,827
Banc of America Re-REMIC Trust
Series 2012-PARK, Class A
2.96%, 12/10/2030 - 144A	100,000	100,984
BB-UBS Trust
Series 2012-SHOW, Class A
3.43%, 11/05/2036 - 144A	300,000	301,601
Series 2012-TFT, Class A
2.89%, 06/05/2030 - 144A	350,000	350,211
BCAP LLC Trust
Series 2010-RR7, Class 2A1
2.83%, 07/26/2045 - 144A (B)	211,008	202,945
Series 2011-RR10, Class 2A1
0.95%, 09/26/2037 - 144A (B)	403,911	360,447
Series 2012-RR10
0.39%, 05/26/2036 - 144A (B)	443,613	410,538
Series 2012-RR10, Class 1A1
0.43%, 02/26/2037 - 144A (B)	448,153	418,092
Series 2012-RR2, Class 1A1
0.37%, 08/26/2036 - 144A (B)	361,773	346,427
Series 2012-RR3, Class 2A5
2.47%, 05/26/2037 - 144A (B)	369,666	364,501
Series 2012-RR4, Class 8A3
0.43%, 06/26/2047 - 144A (B)	493,857	460,057
Bear Stearns Adjustable Rate Mortgage Trust
Series 2006-1, Class A1
2.37%, 02/25/2036 (B)	220,135	214,271
CD Commercial Mortgage Trust
Series 2005-CD1, Class AJ
5.22%, 07/15/2044 (B)	100,000	107,247
Chase Mortgage Finance Corp.
Series 2004-S3, Class 2A5
5.50%, 03/25/2034	144,696	150,987
Series 2007-A1, Class 1A3
3.02%, 02/25/2037 (B)	307,537	307,641
Series 2007-A2, Class 2A1
3.03%, 07/25/2037 (B)	133,911	135,497
Citigroup Commercial Mortgage Trust
2.11%, 01/12/2018	100,000	102,370

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 2A5
5.25%, 10/25/2033	$117,044	$119,616
Series 2010-8, Class 5A6
4.00%, 11/25/2036 - 144A	863,350	895,548
Series 2010-8, Class 6A6
4.50%, 12/25/2036 - 144A	916,894	969,667
Series 2011-10, Class 4A1
0.39%, 02/25/2046 - 144A (B)	110,858	105,952
Series 2011-3, Class 1A1
0.28%, 02/25/2047 - 144A (B)	46,458	46,167
Series 2011-5, Class 1A1
0.39%, 02/25/2046 - 144A (B)	86,452	80,272
Series 2012-A, Class A
2.50%, 06/25/2051 - 144A	141,617	140,201
Commercial Mortgage Pass-Through Certificates
Series 2012-MVP, Class A
2.14%, 11/17/2026 - 144A (B)	99,434	100,826
Commercial Mortgage Trust
Series 2006-GG7, Class AM
5.87%, 07/10/2038 (B)	50,000	55,949
Countrywide Alternative Loan Trust
Series 2004-18CB, Class 2A4
5.70%, 09/25/2034	76,430	78,271
Series 2004-2CB, Class 1A9
5.75%, 03/25/2034	420,993	414,856
Series 2005-28CB, Class 1A4
5.50%, 08/25/2035	434,924	419,456
Series 2005-54CB, Class 1A11
5.50%, 11/25/2035	170,426	151,931
Countrywide Alternative Loan Trust, IO
Series 2005-20CB, Class 3A8
4.55%, 07/25/2035 (B)	714,838	104,926
Series 2005-22T1, Class A2
4.87%, 06/25/2035 (B)	1,212,246	191,609
Series 2005-J1, Class 1A4
4.90%, 02/25/2035 (B)	704,471	93,839
Countrywide Alternative Loan Trust, PO
Series 2003-J1
Zero Coupon, 10/25/2033	44,538	40,536
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-3, Class A26
5.50%, 04/25/2034	271,632	279,042
Series 2004-3, Class A4
5.75%, 04/25/2034	162,979	168,609
Series 2004-7, Class 2A1
2.98%, 06/25/2034 (B)	63,355	62,225
Series 2004-8, Class 2A1
4.50%, 06/25/2019	64,037	66,191
Series 2004-HYB1, Class 2A
2.83%, 05/20/2034 (B)	58,032	56,827
Series 2005-22, Class 2A1
3.00%, 11/25/2035 (B)	344,062	290,906
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4
5.25%, 09/25/2033	106,996	111,543
Series 2003-27, Class 5A4
5.25%, 11/25/2033	123,094	126,707
Series 2004-5, Class 3A1
5.25%, 08/25/2019	59,790	61,418
Credit Suisse Mortgage Capital Certificates
Series 2006-C2, Class A3
5.65%, 03/15/2039 (B)	150,000	166,678
Series 2010-11R, Class A6
1.20%, 06/28/2047 - 144A (B)	1,129,185	1,066,912

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates (continued)
Series 2010-12R, Class 14A1
2.85%, 09/26/2046 - 144A (B)	$66,930	$66,742
Series 2011-1R, Class A1
1.20%, 02/27/2047 - 144A (B)	275,079	273,676
Series 2011-6R, Class 3A1
2.95%, 07/28/2036 - 144A (B)	102,961	101,338
Series 2011-7R, Class A1
1.45%, 08/28/2047 - 144A (B)	285,098	283,580
Series 2011-9R, Class A1
2.20%, 03/27/2046 - 144A (B)	365,846	367,858
Series 2012-3R, Class 1A1
3.25%, 07/27/2037 - 144A (B)	222,290	223,562
CW Capital Cobalt, Ltd.
Series 2006-C1, Class A4
5.22%, 08/15/2048	75,000	83,695
DBRR Trust
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	111,519	111,819
Series 2013-EZ2, Class A
0.85%, 02/25/2045 - 144A (B)	499,366	499,098
Deutsche Mortgage Securities, Inc.
Series 2010-RS2, Class A1
1.45%, 06/28/2047 - 144A (B)	12,627	12,627
Fontainebleau Miami Beach Trust
Series 2012-FBLU, Class A
2.89%, 05/05/2027 - 144A	329,295	335,687
GMAC Mortgage Corp., Loan Trust
Series 2003-J7, Class A10
5.50%, 11/25/2033	56,357	58,326
Series 2004-J5, Class A7
6.50%, 01/25/2035	86,029	91,300
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.71%, 12/10/2027 - 144A	153,508	157,588
GS Mortgage Securities Trust
2.32%, 01/10/2018	100,000	102,499
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF
0.55%, 03/25/2035 - 144A (B)	298,228	249,155
Series 2005-RP3, Class 1AF
0.55%, 09/25/2035 - 144A (B)	177,163	152,328
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4
5.50%, 05/25/2034	270,846	286,414
Series 2004-8F, Class 2A3
6.00%, 09/25/2034	229,607	240,154
Series 2005-7F, Class 3A9
6.00%, 09/25/2035	295,335	300,186
Series 2006-1F, Class 2A4
6.00%, 02/25/2036	234,591	226,929
Series 2007-1F, Class 2A4
5.50%, 01/25/2037	444,607	454,960
Impac Secured Assets CMN Owner Trust
Series 2006-1, Class 2A1
0.55%, 05/25/2036 (B)	202,352	199,727
Series 2006-2, Class 2A1
0.55%, 08/25/2036 (B)	89,019	86,255
IndyMac Index Mortgage Loan Trust, IO
Series 2005-AR11, Class A7
1.00%, 08/25/2035 (B)	1,288,599	201
JPMorgan Chase Commercial Mortgage Pass- Through Certificate
Series 2003-PM1A, Class A4
5.33%, 08/12/2040 (B)	260,678	261,893

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4
5.81%, 06/12/2043 (B)	$131,000	$146,560
JPMorgan Chase Commercial Mortgage Securities Corp., IO
Series 2006-LDP8, Class X
0.54%, 05/15/2045 (B)	5,237,253	78,334
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3
2.90%, 11/25/2033 (B)	139,885	142,402
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2
3.99%, 02/15/2036 - 144A	154,000	157,849
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3
5.43%, 02/15/2040	200,000	225,369
LVII Resecuritization Trust
Series 2009-2, Class M3
5.35%, 09/27/2037 - 144A (B)	300,000	309,228
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1
2.67%, 04/21/2034 (B)	177,103	183,727
Series 2004-13, Class 3A7
2.63%, 11/21/2034 (B)	99,806	103,877
Series 2004-3, Class 4A2
2.45%, 04/25/2034 (B)	49,438	49,451
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1
4.50%, 09/25/2019	85,190	87,112
Series 2004-5, Class 5A1
4.75%, 06/25/2019	77,977	79,054
MASTR Asset Securitization Trust
Series 2003-10, Class 3A1
5.50%, 11/25/2033	184,436	194,568
MASTR Resecuritization Trust, PO
Series 2005, Class 3
Zero Coupon, 05/28/2035 - 144A	165,591	132,473
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1
2.36%, 12/25/2034 (B)	216,206	218,559
Merrill Lynch Mortgage Trust
Series 2005-MCP1, Class ASB
4.67%, 06/12/2043 (B)	121,169	121,223
Morgan Stanley Capital I Trust
Series 2004-HQ4, Class A7
4.97%, 04/14/2040	125,000	130,204
Series 2011-C3, Class A3
4.05%, 07/15/2049	100,000	111,226
Morgan Stanley Re-REMIC Trust
0.25%, 07/27/2049 - 144A	150,000	124,875
Series 2009-IO, Class A2
5.00%, 07/17/2056 - 144A	202,464	204,681
Series 2010-C30A, Class A3A
3.25%, 12/17/2043 - 144A	44,020	43,987
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	114,643	115,790
Series 2012-XA, Class A
2.00%, 07/27/2049 - 144A	628,496	636,352
Series 2012-XA, Class B
1.00%, 03/27/2051 - 144A	321,067	318,055
Morgan Stanley Re-REMIC Trust, PO
Series 2009-IO, Class B
Zero Coupon, 07/17/2056 - 144A	350,000	327,145

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MortgageIT Trust
Series 2005-1, Class 1A1
0.52%, 02/25/2035 (B)	$74,712	$71,341
Nomura Asset Acceptance Corp.
Series 2003-A1, Class A2
6.00%, 05/25/2033	13,498	14,191
Series 2003-A1, Class A5
7.00%, 04/25/2033	18,460	19,412
NorthStar Mortgage Trust
Series 2012-1, Class A
1.40%, 08/25/2029 - 144A (B)	334,280	334,280
PHH Alternative Mortgage Trust, IO
Series 2007-2, Class 2X
6.00%, 05/25/2037	395,191	80,841
RALI Trust
Series 2002-QS16, Class A3
16.20%, 10/25/2017 (B)	18,327	19,359
Series 2003-QS19, Class A1
5.75%, 10/25/2033	145,763	151,543
Series 2003-QS3, Class A2
16.05%, 02/25/2018 (B)	19,774	21,803
Series 2004-QS3, Class CB
5.00%, 03/25/2019	153,432	159,968
RAMP Trust
Series 2004-RS11, Class M1
0.82%, 11/25/2034 (B)	311,540	304,454
Series 2006-RZ1, Class A3
0.50%, 03/25/2036 (B)	300,000	278,820
RBSCF Trust
Series 2013-SMV, Class A
3.26%, 03/11/2031 - 144A	160,000	164,354
RBSSP Resecuritization Trust
Series 2010-9, Class 7A5
4.00%, 05/26/2037 - 144A (B)	182,267	187,888
RCMC LLC
Series 2012-CRE1, Class A
5.62%, 11/15/2044 - 144A	232,343	232,312
RFMSI Trust, PO
Series 2004-S6, Class 2A6
Zero Coupon, 06/25/2034	34,948	30,154
Sequoia Mortgage Trust
Series 2003-1, Class 1A
0.96%, 04/20/2033 (B)	176,690	170,019
Springleaf Mortgage Loan Trust
Series 2011-1A, Class A1
4.05%, 01/25/2058 - 144A (B)	209,264	216,705
Series 2011-1A, Class A2
5.45%, 01/25/2058 - 144A (B)	300,000	315,606
Series 2012-1A, Class A
2.67%, 09/25/2057 - 144A (B)	175,032	176,969
Series 2012-1A, Class M3
6.00%, 09/25/2057 - 144A (B)	250,000	259,897
Series 2012-2A, Class A
2.22%, 10/25/2057 - 144A (B)	415,902	421,433
Series 2012-2A, Class M4
6.00%, 10/25/2057 - 144A (B)	300,000	308,819
Series 2012-3A, Class A
1.57%, 12/25/2059 - 144A (B)	543,467	545,165
Series 2012-3A, Class M1
2.66%, 12/25/2059 - 144A (B)	103,000	103,416
Series 2012-3A, Class M2
3.56%, 12/25/2059 - 144A (B)	165,000	165,395
Structured Asset Mortgage Investments, Inc.
Series 2004-AR5, Class 1A1
0.86%, 10/19/2034 (B)	99,948	99,021
Series 2005-AR5, Class A3
0.45%, 07/19/2035 (B)	374,189	367,670

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class A3
5.54%, 08/15/2039 (B)	$43,459	$45,588
UBS-BAMLL Trust
Series 2012-WRM, Class A
3.66%, 06/10/2030 - 144A	231,000	239,946
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.53%, 05/10/2063	130,000	137,342
UBS-Barclays Commercial Mortgage Trust, IO
Series 2012-C2, Class XA
1.82%, 05/10/2063 - 144A (B)	1,084,823	112,494
Vendee Mortgage Trust
Series 1997-1, Class 2Z
7.50%, 02/15/2027	706,117	831,505
Vericrest Opportunity Loan Transferee
Series 2012-NL2A, Class A1
2.49%, 02/26/2052 - 144A	332,651	333,616
Series 2012-NL3A, Class A
2.73%, 11/25/2060 - 144A (B)	606,182	606,510
Series 2013-1A, Class A
3.11%, 11/25/2050 - 144A (B)	871,876	871,876
VNO Mortgage Trust
Series 2012-6AVE, Class A
3.00%, 11/15/2030 - 144A	194,235	195,540
Wachovia Bank Commercial Mortgage Trust
Series 2005-C22, Class A4
5.28%, 12/15/2044 (B)	300,000	329,389
Wachovia Bank Commercial Mortgage Trust, IO
Series 2006-C24, Class XC
0.05%, 03/15/2045 - 144A (B)	14,035,580	56,732
WaMu Mortgage Pass-Through Certificates
Series 2003-AR11, Class A6
2.47%, 10/25/2033 (B)	299,308	305,165
Series 2003-AR6, Class A1
2.44%, 06/25/2033 (B)	100,570	103,170
Series 2003-S3, Class 1A4
5.50%, 06/25/2033	142,812	149,217
Series 2003-S9, Class A8
5.25%, 10/25/2033	194,718	204,132
Series 2004-AR3, Class A2
2.55%, 06/25/2034 (B)	52,027	52,755
Series 2005-4, Class CB7
5.50%, 06/25/2035	335,650	325,719
WaMu Mortgage Pass-Through Certificates, IO
Series 2005-2, Class 1A4
4.85%, 04/25/2035 (B)	1,142,890	204,060
Series 2005-3, Class CX
5.50%, 05/25/2035	379,763	103,543
WaMu Mortgage Pass-Through Certificates, PO
Series 2003-MS7, Class P
Zero Coupon, 03/25/2033	25,021	22,047
Wells Fargo Commercial Mortgage Trust
1.00%, 03/18/2028	400,000	405,786
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 (B)	255,774	258,291
Series 2003-K, Class 1A1
4.43%, 11/25/2033 (B)	45,175	46,141

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage Backed Securities Trust (continued)
Series 2004-7, Class 2A2
5.00%, 07/25/2019	$41,725	$43,065
Series 2004-BB, Class A4
2.63%, 01/25/2035 (B)	67,995	68,411
Series 2004-EE, Class 3A1
3.05%, 12/25/2034 (B)	56,999	59,055
Series 2004-I, Class 1A1
2.78%, 07/25/2034 (B)	241,887	246,251
Series 2004-P, Class 2A1
2.62%, 09/25/2034 (B)	324,878	327,603
Series 2004-V, Class 1A1
2.65%, 10/25/2034 (B)	106,135	108,352
Series 2005-AR8, Class 2A1
2.74%, 06/25/2035 (B)	79,212	80,976
Wells Fargo Mortgage Loan Trust
Series 2012-RR1, Class A1
2.85%, 08/27/2037 - 144A (B)	111,373	112,974
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 - 144A	430,331	430,735

Total Mortgage-Backed Securities (cost $36,622,244)		38,048,894

ASSET-BACKED SECURITIES - 6.4%
Academic Loan Funding Trust
Series 2012-1A, Class A1
1.00%, 12/27/2022 - 144A (B)	193,397	195,637
Ally Auto Receivables Trust
Series 2012-1, Class A3
0.93%, 02/16/2016 (B)	106,000	106,527
Series 2012-3, Class A3
0.85%, 08/15/2016 - 144A	69,000	69,369
Series 2012-4, Class A2
0.48%, 05/15/2015	259,000	259,125
Series 2012-5, Class A2
0.45%, 07/15/2015	297,000	297,061
American Credit Acceptance Receivables Trust
Series 2012-1, Class A2
3.04%, 10/15/2015 - 144A	52,947	53,332
Series 2012-2, Class A
1.89%, 07/15/2016 - 144A	255,409	256,375
Series 2012-3, Class A
1.64%, 11/15/2016 - 144A	191,281	191,269
Series 2013-1, Class A
1.45%, 04/16/2018 - 144A	271,000	270,985
AmeriCredit Automobile Receivables Trust
Series 2010-3, Class A3
1.14%, 04/08/2015	33,185	33,228
Series 2011-3, Class A2
0.84%, 11/10/2014	6,105	6,106
Series 2011-4, Class A2
0.92%, 03/09/2015	22,892	22,910
Series 2011-4, Class A3
1.17%, 05/09/2016	283,000	284,542
Series 2011-5, Class A3
1.55%, 07/08/2016	159,341	160,977
Series 2012-1, Class A2
0.91%, 10/08/2015	54,182	54,292
Series 2012-2, Class A3
1.05%, 10/11/2016	49,000	49,293
Series 2012-3, Class A2
0.71%, 12/08/2015	157,623	157,822
Series 2012-3, Class A3
0.96%, 01/09/2017	100,000	100,562
Series 2012-4, Class A2
0.49%, 04/08/2016	108,979	109,013

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust (continued)
Series 2012-5, Class A2
0.51%, 01/08/2016	$125,000	$124,984
Series 2012-5, Class A3
0.62%, 06/08/2017	48,000	47,971
Series 2013-1, Class A2
0.49%, 06/08/2016	131,000	131,031
Series 2013-1, Class A3
0.61%, 10/10/2017	53,000	53,009
Ascentium Equipment Receivables LLC
Series 2012-1A, Class A
1.83%, 09/15/2019 - 144A	113,575	113,564
Bank of America Auto Trust
Series 2010-2, Class A4
1.94%, 06/15/2017	110,697	111,416
Series 2012-1, Class A3
0.78%, 06/15/2016	118,000	118,420
BMW Vehicle Lease Trust
Series 2012-1, Class A3
0.75%, 02/20/2015	93,000	93,237
Series 2013-1, Class A2
0.40%, 01/20/2015	182,000	181,879
Series 2013-1, Class A3
0.54%, 09/21/2015	119,000	118,924
BXG Receivables Note Trust
Series 2012-A, Class A
2.66%, 12/02/2027 - 144A	148,982	148,976
California Republic Auto Receivables Trust
Series 2012-1, Class A
1.18%, 08/15/2017 - 144A	227,765	227,651
Capital Auto Receivables Asset Trust
Series 2013-1, Class A2
0.62%, 07/20/2016	141,000	141,056
CarMax Auto Owner Trust
Series 2011-1, Class A3
1.29%, 09/15/2015	66,589	66,834
Series 2011-1, Class A4
2.16%, 09/15/2016	130,000	132,831
Series 2011-3, Class A3
1.07%, 06/15/2016	270,000	271,665
Series 2012-3, Class A2
0.43%, 09/15/2015	249,000	249,118
Series 2013-1, Class A3
0.60%, 10/16/2017	181,000	180,751
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-6, Class 1A7
4.28%, 11/25/2034	113,992	114,866
CNH Equipment Trust
Series 2012-A, Class A2
0.65%, 07/15/2015	14,461	14,471
Series 2012-A, Class A3
0.94%, 05/15/2017	99,000	99,524
Series 2012-C, Class A2
0.44%, 02/16/2016	475,000	475,084
Concord Funding Co. LLC
Series 2012-2, Class A
3.15%, 01/15/2017 - 144A	350,000	350,000
Series 2013-1, Class A
2.42%, 02/15/2015 - 144A	200,000	200,000
CPS Auto Trust
Series 2011-C, Class A
4.21%, 03/15/2019 - 144A	99,307	103,292
Series 2012-A, Class A
2.78%, 06/17/2019 - 144A	55,284	56,361
Series 2012-B, Class A
2.52%, 09/16/2019 - 144A	320,530	321,521
Series 2012-C, Class A

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CPS Auto Trust (continued)
1.82%, 12/16/2019 - 144A	$194,059	$194,958
Series 2012-D, Class A
1.48%, 03/16/2020 - 144A	102,414	102,730
Series 2013-A, Class A
1.31%, 06/15/2020 - 144A	215,000	214,873
Credit Acceptance Auto Loan Trust
Series 2012-2A, Class A
1.52%, 03/16/2020 - 144A	272,000	273,716
DT Auto Owner Trust
Series 2012-2A, Class A
0.91%, 11/16/2015 - 144A	78,901	78,941
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 06/15/2017 - 144A	202,414	202,948
First Investors Auto Owner Trust
Series 2012-2A, Class A2
1.47%, 05/15/2018 - 144A	182,461	182,711
Series 2013-1A, Class A2
0.90%, 10/15/2018 - 144A	125,000	124,929
Ford Credit Auto Owner Trust
Series 2009-B, Class A4
4.50%, 07/15/2014	38,678	38,860
Series 2012-A, Class A3
0.84%, 08/15/2016	246,000	246,995
Series 2012-B, Class A3
0.72%, 12/15/2016	100,000	100,299
Series 2012-D, Class A2
0.40%, 09/15/2015	100,000	99,995
Series 2012-D, Class A3
0.51%, 04/15/2017	100,000	99,968
Ford Credit Floorplan Master Owner Trust
Series 2013-1, Class A2
0.58%, 01/15/2018 (B)	168,000	167,905
Fortress Opportunities Residential Transaction
Series 2011-1A, Class A1
7.21%, 10/25/2047 - 144A (B)	155,422	156,379
GE Equipment Midticket LLC
Series 2012-1, Class A2
0.47%, 01/22/2015	350,000	350,035
Series 2012-1, Class A3
0.60%, 05/23/2016	400,000	400,234
Series 2012-1, Class A4
0.78%, 09/22/2020	150,000	150,288
GE Equipment Transportation LLC
Series 2012-2, Class A2
0.47%, 04/24/2015	91,000	91,020
HLSS Servicer Advance Receivables Backed Notes
Series 2012-T2, Class A1
1.34%, 10/15/2043 - 144A	336,000	336,840
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	195,000	198,783
Series 2013-T1, Class A1
0.90%, 01/15/2044 - 144A	321,000	321,321
Series 2013-T1, Class A2
1.50%, 01/16/2046 - 144A	270,000	271,836
Series 2013-T1, Class B2
1.74%, 01/16/2046 - 144A	124,000	124,465
Honda Auto Receivables Owner Trust
Series 2011-1, Class A4
1.80%, 04/17/2017	75,000	75,955
Series 2012-2, Class A3
0.70%, 02/16/2016 (B)	83,000	83,282
Series 2013-1, Class A2
0.35%, 06/22/2015	227,000	226,936

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Huntington Auto Trust
Series 2011-1A, Class A3
1.01%, 01/15/2016 - 144A	$192,566	$193,364
Series 2011-1A, Class A4
1.31%, 11/15/2016 - 144A	200,000	202,746
Series 2012-1, Class A3
0.81%, 09/15/2016	100,000	100,373
Series 2012-2, Class A2
0.38%, 09/15/2015	206,000	205,999
Hyundai Auto Receivables Trust
Series 2010-B, Class A3
0.97%, 04/15/2015	20,171	20,219
Series 2010-B, Class A4
1.63%, 03/15/2017	65,000	66,065
Series 2012-B, Class A2
0.54%, 01/15/2015	188,661	188,789
Series 2012-B, Class A3
0.62%, 09/15/2016	119,000	119,142
Series 2013-A, Class A2
0.40%, 12/15/2015	300,000	299,915
Series 2013-A, Class A3
0.56%, 07/17/2017	254,000	253,933
John Deere Owner Trust
Series 2011-A, Class A3
1.29%, 01/15/2016	24,955	25,064
Series 2012-B, Class A2
0.43%, 02/17/2015	183,000	183,085
Series 2012-B, Class A4
0.69%, 01/15/2019	182,000	181,960
LAI Vehicle Lease Securitization Trust
Series 2010-A, Class A
2.55%, 09/15/2016 - 144A	31,470	31,478
Lake Country Mortgage Loan Trust
Series 2006-HE1, Class A3
0.55%, 07/25/2034 - 144A (B)	89,827	88,816
Macquarie Equipment Funding Trust
Series 2012-A, Class A2
0.61%, 04/20/2015 - 144A	400,000	399,768
Madison Avenue Manufactured Housing Contract
Series 2002-A, Class M2
2.45%, 03/25/2032 (B)	250,000	251,393
Mercedes-Benz Auto Receivables Trust
Series 2012-1, Class A2
0.37%, 03/16/2015	103,000	103,026
MMCA Automobile Trust
Series 2012-A, Class A4
1.57%, 08/15/2017 - 144A	300,000	303,047
Nationstar Agency Advance Funding Trust
Series T1A, Class AT1
1.00%, 02/15/2045 - 144A	169,000	169,230
Series T2A, Class AT2
1.89%, 02/18/2048 - 144A	100,000	100,691
Newcastle Investment Trust
Series 2011-MH1, Class A
2.45%, 12/10/2033 - 144A	26,388	26,974
Nissan Auto Lease Trust
Series 2012-B, Class A2A
0.45%, 06/15/2015	157,000	157,054
Nissan Auto Receivables Owner Trust
Series 2010-A, Class A3
0.87%, 07/15/2014	21,963	21,989
Series 2010-A, Class A4
1.31%, 09/15/2016	60,000	60,402
Series 2012-A, Class A3
0.73%, 05/16/2016	78,000	78,317
Series 2013-A, Class A2
0.37%, 09/15/2015	156,000	155,956

	Principal	Value
ASSET-BACKED SECURITIES (continued)
NYMT Residential, LLC
Series 2012-RP1A
4.25%, 12/25/2017 - 144A (B)	$400,000	$400,000
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-MCW1, Class M1
1.14%, 10/25/2034 (B)	310,603	303,515
PennyMac Loan Trust
Series 2011-NPL1, Class A
5.25%, 09/25/2051 - 144A (B)	35,435	35,460
Series 2012-NPL1, Class A
3.42%, 05/28/2052 - 144A (B)	182,373	183,184
Real Estate Asset Trust
Series 2012-3A, Class A1
2.73%, 11/25/2042 - 144A (B)	253,931	253,931
Residential Credit Solutions Trust
Series 2011-1, Class A1
6.00%, 03/25/2041 - 144A	96,280	96,328
Resort Finance America, LLC
Series 2011-1, Class A1
5.75%, 09/05/2018 - 144A	659,310	659,310
Series 2012-1, Class A1
6.25%, 07/05/2018	338,013	338,013
RMAT
Series 2012-1A, Class A1
2.73%, 08/26/2052 - 144A (B)	268,548	267,701
Santander Drive Auto Receivables Trust
Series 2010-A, Class A4
2.39%, 06/15/2017 - 144A	100,000	101,861
Series 2011-1, Class B
2.35%, 11/16/2015	300,000	304,151
Series 2011-S2A, Class B
2.06%, 06/15/2017 - 144A	14,360	14,424
Series 2011-S2A, Class D
3.35%, 06/15/2017 - 144A	139,850	140,941
Series 2012-1, Class A2
1.25%, 04/15/2015	105,369	105,644
Series 2012-1, Class A3
1.49%, 10/15/2015	41,000	41,325
Series 2012-2, Class A2
0.91%, 05/15/2015	51,315	51,420
Series 2012-2, Class A3
1.22%, 12/15/2015	53,000	53,314
Series 2012-3, Class A3
1.08%, 04/15/2016	33,000	33,124
Series 2012-5, Class A2
0.57%, 12/15/2015	79,650	79,687
Series 2012-5, Class A3
0.83%, 12/15/2016	60,000	60,160
Series 2012-6, Class A2
0.47%, 09/15/2015	300,000	299,984
Series 2012-6, Class A3
0.62%, 07/15/2016	44,000	44,025
Series 2013-1, Class A2
0.48%, 02/16/2016	309,000	308,999
Saxon Asset Securities Trust
Series 2003-1, Class AF6
4.80%, 06/25/2033	57,925	58,899
Securitized Asset Backed Receivables LLC
Series 2006-CB1, Class AF2
4.03%, 01/25/2036	28,756	18,929
SNAAC Auto Receivables Trust
Series 2012-1A, Class A
1.78%, 06/15/2016 - 144A	59,810	60,151
Springleaf Funding Trust
Series 2013-AA, Class A
2.58%, 09/15/2021 - 144A	800,000	792,000

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Stanwich Mortgage Loan Trust
Series 2012-NPL4, Class A
2.98%, 09/15/2042 - 144A	$506,360	$507,394
Series 2012-NPL5, Class A
2.98%, 10/18/2042 - 144A	627,494	628,473
Series 2013-NPL1, Class A
2.98%, 02/16/2043 - 144A	512,872	516,088
Station Place Securitization Trust
4.70%, 02/25/2015	500,000	500,000
Structured Asset Investment Loan Trust
Series 2005-5, Class A9
0.47%, 06/25/2035 (B)	46,359	46,269
Structured Asset Securities Corp.
Series 2003-29, Class 1A1
4.75%, 09/25/2018	210,282	215,683
Series 2003-33H, Class 1A1
5.50%, 10/25/2033	149,068	150,710
Series 2005-6, Class 4A1
5.00%, 05/25/2035	31,319	31,761
Toyota Auto Receivables Owner Trust
Series 2010-C, Class A3
0.77%, 04/15/2014	18,404	18,413
Trafigura Securitisation Finance PLC
Series 2012-1A, Class A
2.60%, 10/15/2015 - 144A (B)	321,000	327,771
United Auto Credit Securitization Trust
Series 2012-1, Class A2
1.10%, 03/16/2015 - 144A	130,000	130,027
USAA Auto Owner Trust
Series 2009-2, Class A4
2.53%, 06/17/2013	57,073	57,130
Series 2012-1, Class A2
0.38%, 06/15/2015	51,000	50,966
Volkswagen Auto Lease Trust
Series 2012-A, Class A2
0.66%, 11/20/2014	203,170	203,430
Series 2012-A, Class A3
0.87%, 07/20/2015	165,000	165,716
Volkswagen Auto Loan Enhanced Trust
Series 2012-1, Class A3
0.85%, 08/22/2016	298,000	299,416
VOLT LLC
Series 2012-1A, Class A1
4.95%, 04/25/2017 - 144A	387,171	394,386
Series 2012-RLF1, Class A
3.48%, 12/25/2017 - 144A	456,611	456,611
Series 2012-RP2A, Class A1
4.70%, 06/26/2017 - 144A	221,594	226,780
Series 2012-RP3A, Class A
3.48%, 11/27/2017 - 144A	207,808	208,672
Westgate Resorts LLC
Series 2012-1, Class A
4.50%, 09/20/2025 - 144A	280,103	286,405
Series 2012-2A, Class A
3.00%, 01/20/2025 - 144A	323,631	326,362
Series 2012-3A, Class A
2.50%, 03/20/2025 - 144A	221,669	221,946
World Omni Auto Receivables Trust
Series 2012-A, Class A2
0.52%, 06/15/2015	129,576	129,712
Series 2012-A, Class A3
0.64%, 02/15/2017	102,000	102,393
Series 2012-B, Class A2
0.43%, 11/16/2015	205,000	205,025
World Omni Automobile Lease Securitization Trust
Series 2012-A, Class A2

	Principal	Value
ASSET-BACKED SECURITIES (continued)
World Omni Automobile Lease Securitization Trust (continued)
0.71%, 01/15/2015	$65,972	$66,049
Series 2012-A, Class A3
0.93%, 11/16/2015	45,000	45,218

Total Asset-Backed Securities (cost $27,306,769)		27,458,144

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
City of Los Angeles Department of Airports
6.58%, 05/15/2039	65,000	83,815
Ohio State University
4.80%, 06/01/2111	130,000	138,549
Port Authority of New York & New Jersey
4.46%, 10/01/2062	280,000	279,720
5.65%, 11/01/2040	100,000	123,316
State of Illinois
5.10%, 06/01/2033	200,000	197,584

Total Municipal Government Obligations (cost $793,598)		822,984

CORPORATE DEBT SECURITIES - 15.5%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.
6.38%, 06/01/2019 - 144A	30,000	35,926
BAE Systems PLC
5.80%, 10/11/2041 - 144A	92,000	106,527
Boeing Co.
7.95%, 08/15/2024	30,000	43,635
Lockheed Martin Corp.
4.07%, 12/15/2042 - 144A	57,000	52,131
Precision Castparts Corp.
0.70%, 12/20/2015	32,000	32,063
United Technologies Corp.
1.80%, 06/01/2017	27,000	27,850
3.10%, 06/01/2022	64,000	67,077
4.50%, 06/01/2042	86,000	91,665
Air Freight & Logistics - 0.0% (E)
United Parcel Service of America, Inc.
8.38%, 04/01/2020 (C)	35,000	48,531
8.38%, 04/01/2030 (B) (F)	55,000	80,775
United Parcel Service, Inc.
2.45%, 10/01/2022	29,000	28,832
Airlines - 0.1%
American Airlines Pass-Through Trust
8.63%, 04/15/2023	65,809	68,442
Continental Airlines Pass-Through Trust
4.00%, 10/29/2024 (C)	32,000	33,280
5.98%, 04/19/2022	44,730	50,880
Delta Air Lines, Inc., Pass-Through Trust
4.75%, 05/07/2020	107,000	115,827
5.30%, 04/15/2019	22,496	24,858
Auto Components - 0.0% (E)
Johnson Controls, Inc.
3.75%, 12/01/2021 (C)	66,000	70,115
5.25%, 12/01/2041	100,000	108,863
Automobiles - 0.1%
Daimler Finance North America LLC
1.65%, 04/10/2015 - 144A	150,000	151,776
2.63%, 09/15/2016 - 144A	150,000	156,404
Series 2012-2A, Class A
2.95%, 01/11/2017 - 144A	150,000	157,354
Nissan Motor Acceptance Corp.
1.80%, 03/15/2018 - 144A	97,000	97,475
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/2019	165,000	216,829

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
Coca-Cola Co.
3.63%, 03/15/2014 (C)	$50,000	$51,529
Diageo Capital PLC
1.50%, 05/11/2017	38,000	38,524
4.83%, 07/15/2020	25,000	29,235
Diageo Finance BV
5.50%, 04/01/2013	75,000	75,000
Diageo Investment Corp.
8.00%, 09/15/2022	100,000	141,290
FBG Finance, Ltd.
5.13%, 06/15/2015 - 144A	75,000	81,635
Heineken NV
1.40%, 10/01/2017 - 144A	40,000	39,818
PepsiCo, Inc.
0.50%, 02/26/2016 (B)	45,000	45,027
0.80%, 08/25/2014	10,000	10,056
1.25%, 08/13/2017 (C)	180,000	180,572
3.00%, 08/25/2021	20,000	21,002
7.90%, 11/01/2018	5,000	6,657
Biotechnology - 0.2%
Amgen, Inc.
3.88%, 11/15/2021 (C)	100,000	109,147
4.50%, 03/15/2020 (C)	12,000	13,630
5.15%, 11/15/2041	200,000	214,605
5.65%, 06/15/2042	25,000	28,893
5.75%, 03/15/2040	41,000	47,332
Series 2013-1, Class A3
5.70%, 02/01/2019	50,000	59,960
Celgene Corp.
3.25%, 08/15/2022	147,000	148,669
Capital Markets - 1.2%
Bank of New York Mellon Corp.
2.40%, 01/17/2017	149,000	155,714
3.55%, 09/23/2021	90,000	97,403
4.60%, 01/15/2020	30,000	34,658
Bank of New York Mellon Corp., Series MTN
1.20%, 02/20/2015	45,000	45,509
2.95%, 06/18/2015 (C)	60,000	63,053
5.13%, 08/27/2013	35,000	35,665
BlackRock, Inc.
3.38%, 06/01/2022	120,000	126,542
6.25%, 09/15/2017	100,000	121,649
Charles Schwab Corp.
3.23%, 09/01/2022	20,000	20,667
Credit Suisse USA, Inc.
4.88%, 01/15/2015	300,000	321,900
5.13%, 08/15/2015	125,000	137,196
Goldman Sachs Group, Inc.
3.30%, 05/03/2015	300,000	312,758
3.63%, 02/07/2016 (C)	20,000	21,240
3.63%, 01/22/2023	75,000	75,527
5.15%, 01/15/2014	50,000	51,751
5.25%, 07/27/2021	53,000	60,053
5.38%, 03/15/2020	125,000	142,412
5.75%, 01/24/2022	120,000	139,527
5.95%, 01/18/2018	70,000	81,613
6.00%, 06/15/2020	188,000	221,880
6.15%, 04/01/2018	150,000	176,755
6.25%, 09/01/2017 (C)	175,000	205,561
7.50%, 02/15/2019	460,000	575,490
Goldman Sachs Group, Inc., Series GMTN
3.70%, 08/01/2015	20,000	21,137
Goldman Sachs Group, Inc., Series MTN
1.60%, 11/23/2015	133,000	134,218

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Jefferies Group, Inc.
6.45%, 06/08/2027	$75,000	$82,875
8.50%, 07/15/2019	180,000	224,084
Macquarie Group, Ltd.
6.00%, 01/14/2020 - 144A	100,000	109,710
6.25%, 01/14/2021 - 144A	100,000	111,102
7.30%, 08/01/2014 - 144A	75,000	80,355
7.63%, 08/13/2019 - 144A	75,000	90,593
Morgan Stanley
1.75%, 02/25/2016	71,000	71,553
5.50%, 07/24/2020	138,000	158,929
5.63%, 09/23/2019	200,000	229,976
5.75%, 01/25/2021 (C)	100,000	115,559
7.30%, 05/13/2019	200,000	247,496
Morgan Stanley, Series GMTN
5.50%, 07/28/2021	25,000	28,660
Nomura Holdings, Inc.
5.00%, 03/04/2015 (C)	75,000	79,791
Northern Trust Corp.
5.50%, 08/15/2013	23,000	23,415
Chemicals - 0.3%
Dow Chemical Co.
3.00%, 11/15/2022	81,000	79,607
4.13%, 11/15/2021	61,000	65,303
4.25%, 11/15/2020	38,000	41,730
5.25%, 11/15/2041	45,000	48,104
E.I. du Pont de Nemours & Co.
1.95%, 01/15/2016	58,000	59,956
4.90%, 01/15/2041	25,000	28,478
6.00%, 07/15/2018	150,000	184,545
Ecolab, Inc.
1.45%, 12/08/2017	56,000	55,610
Mosaic Co.
3.75%, 11/15/2021	31,000	32,635
4.88%, 11/15/2041 (C)	8,000	8,453
PPG Industries, Inc.
6.65%, 03/15/2018	120,000	148,052
Praxair, Inc.
4.38%, 03/31/2014	75,000	77,847
Union Carbide Corp.
7.50%, 06/01/2025	175,000	217,965
Commercial Banks - 2.3%
Australia & New Zealand Banking Group, Ltd.
2.40%, 11/23/2016 - 144A	250,000	262,600
4.88%, 01/12/2021 - 144A	100,000	116,113
Bank of Montreal
Series 2010-2, Class A4
1.40%, 09/11/2017	271,000	271,407
Series 2012-1, Class A3
2.55%, 11/06/2022	85,000	83,229
Bank of Nova Scotia
1.65%, 10/29/2015 - 144A (C)	100,000	102,710
2.55%, 01/12/2017 (C)	300,000	314,277
Barclays Bank PLC
2.25%, 05/10/2017 - 144A (C)	200,000	208,540
2.75%, 02/23/2015 (C)	310,000	320,148
BB&T Corp.
4.90%, 06/30/2017	30,000	33,787
6.85%, 04/30/2019	75,000	95,685
BB&T Corp., Series MTN
1.60%, 08/15/2017	131,000	132,276
3.38%, 09/25/2013	45,000	45,655
3.95%, 04/29/2016	50,000	54,445
5.70%, 04/30/2014	50,000	52,780
Canadian Imperial Bank of Commerce
0.90%, 10/01/2015	87,000	87,288

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Banks (continued)
Commonwealth Bank of Australia
2.25%, 03/16/2017 - 144A (C)	$250,000	$261,425
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/2017	34,000	36,401
3.88%, 02/08/2022	118,000	124,473
4.50%, 01/11/2021	150,000	168,039
Deutsche Bank AG
3.25%, 01/11/2016 (C)	100,000	105,983
6.00%, 09/01/2017 (C)	100,000	118,643
DNB Boligkreditt AS
2.10%, 10/14/2015 - 144A	200,000	206,940
HSBC Bank PLC
1.63%, 07/07/2014 - 144A (C)	200,000	203,032
4.75%, 01/19/2021 - 144A	225,000	257,234
HSBC Holdings PLC
4.00%, 03/30/2022	107,000	115,124
4.88%, 01/14/2022	160,000	182,748
6.10%, 01/14/2042	150,000	190,223
HSBC USA, Inc.
1.63%, 01/16/2018	100,000	99,907
2.38%, 02/13/2015	200,000	205,784
ING Bank NV
3.75%, 03/07/2017 - 144A	200,000	213,126
KeyCorp, Series MTN
6.50%, 05/14/2013	50,000	50,344
Macquarie Bank, Ltd.
Series 2011-AA, Class A3
5.00%, 02/22/2017 - 144A	313,000	345,417
National Australia Bank, Ltd.
2.00%, 06/20/2017 - 144A (C)	250,000	259,100
2.75%, 09/28/2015 - 144A	200,000	209,046
3.75%, 03/02/2015 - 144A	100,000	105,663
Nordea Bank AB
3.13%, 03/20/2017 - 144A	350,000	370,090
Oversea-Chinese Banking Corp., Ltd.
1.63%, 03/13/2015 - 144A	200,000	202,959
PNC Funding Corp.
3.30%, 03/08/2022	101,000	104,139
4.38%, 08/11/2020	67,000	75,684
5.13%, 02/08/2020	65,000	76,080
5.25%, 11/15/2015	25,000	27,671
5.63%, 02/01/2017	25,000	28,556
6.70%, 06/10/2019	50,000	63,093
Rabobank Nederland NV
2.13%, 10/13/2015	52,000	53,554
Stadshypotek AB
1.45%, 09/30/2013 - 144A (C)	314,000	315,743
1.88%, 10/02/2019 - 144A	250,000	250,725
Toronto-Dominion Bank
1.50%, 03/13/2017 - 144A	200,000	204,836
U.S. Bancorp
3.00%, 03/15/2022	83,000	85,554
4.13%, 05/24/2021	34,000	38,076
U.S. Bancorp, Series MTN
1.65%, 05/15/2017	96,000	97,829
2.88%, 11/20/2014	42,000	43,642
UBS AG
5.75%, 04/25/2018	100,000	118,466
Wachovia Bank NA
6.00%, 11/15/2017	250,000	298,453
Wachovia Corp.
5.75%, 02/01/2018	475,000	565,370
Wachovia Corp., Series MTN
5.50%, 05/01/2013	295,000	296,246
Wells Fargo & Co.
2.63%, 12/15/2016	274,000	287,944
3.68%, 06/15/2016 (A) (F)	100,000	108,131

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Banks (continued)
Wells Fargo & Co., Series GMTN
3.50%, 03/08/2022 (C)	$150,000	$157,650
4.60%, 04/01/2021	50,000	57,103
Westpac Banking Corp.
2.45%, 11/28/2016 - 144A	250,000	263,100
Commercial Services & Supplies - 0.2%
ADT Corp.
4.13%, 06/15/2023 - 144A	29,000	30,091
4.88%, 07/15/2042 - 144A	46,000	43,695
Series 2006-1A, Class A1
3.50%, 07/15/2022 - 144A	61,000	60,811
Eaton Corp.
1.50%, 11/02/2017 - 144A	22,000	22,063
4.00%, 11/02/2032 - 144A	21,000	20,971
7.63%, 04/01/2024	75,000	97,210
ERAC USA Finance LLC
2.25%, 01/10/2014 - 144A	20,000	20,235
2.75%, 03/15/2017 - 144A (C)	48,000	50,001
4.50%, 08/16/2021 - 144A	36,000	39,664
5.63%, 03/15/2042 - 144A	59,000	65,775
6.70%, 06/01/2034 - 144A	82,000	100,313
Republic Services, Inc.
3.55%, 06/01/2022	54,000	56,455
Waste Management, Inc.
7.38%, 03/11/2019	35,000	44,307
Communications Equipment - 0.0% (E)
Cisco Systems, Inc.
5.50%, 02/22/2016	50,000	56,823
5.90%, 02/15/2039	70,000	87,631
Computers & Peripherals - 0.1%
Dell, Inc.
7.10%, 04/15/2028 (C)	25,000	26,158
Hewlett-Packard Co.
4.38%, 09/15/2021	39,000	39,761
4.75%, 06/02/2014	50,000	52,226
5.40%, 03/01/2017 (C)	50,000	55,656
6.00%, 09/15/2041	275,000	279,905
6.13%, 03/01/2014	100,000	104,667
Construction & Engineering - 0.0% (E)
ABB Finance USA, Inc.
1.63%, 05/08/2017	28,000	28,390
2.88%, 05/08/2022	29,000	29,432
4.38%, 05/08/2042	17,000	17,849
Fluor Corp.
3.38%, 09/15/2021	70,000	74,042
Consumer Finance - 0.5%
American Express Co.
7.00%, 03/19/2018	50,000	62,435
American Express Credit Corp., Series MTN
2.80%, 09/19/2016	111,000	117,531
5.13%, 08/25/2014	75,000	79,677
5.88%, 05/02/2013	70,000	70,305
Capital One Bank USA NA
3.38%, 02/15/2023	300,000	297,061
Capital One Financial Corp.
1.00%, 11/06/2015	68,000	67,747
6.75%, 09/15/2017	110,000	132,895
7.38%, 05/23/2014	115,000	123,449
Caterpillar Financial Services Corp. Series F, MTN
4.90%, 08/15/2013	100,000	101,687
6.20%, 09/30/2013	125,000	128,489

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Caterpillar Financial Services Corp., Series MTN
2.85%, 06/01/2022	$46,000	$47,124
7.05%, 10/01/2018	125,000	160,430
HSBC Finance Corp.
5.25%, 01/15/2014 (C)	100,000	103,538
John Deere Capital Corp.
1.20%, 10/10/2017 (C)	98,000	98,194
2.25%, 04/17/2019	40,000	41,362
2.80%, 01/27/2023 (C)	73,000	74,072
3.15%, 10/15/2021 (C)	33,000	34,798
PACCAR Financial Corp.
1.60%, 03/15/2017	53,000	53,805
Toyota Motor Credit Corp., Series MTN
1.00%, 02/17/2015 (C)	80,000	80,676
2.00%, 09/15/2016 (C)	225,000	232,968
2.05%, 01/12/2017 (C)	100,000	103,446
3.20%, 06/17/2015 (C)	58,000	61,238
Diversified Financial Services - 2.4%
Allstate Life Global Funding Trust, Series GMTN
5.38%, 04/30/2013	70,000	70,281
American Honda Finance Corp.
1.60%, 02/16/2018 - 144A	213,000	215,551
2.60%, 09/20/2016 - 144A (C)	205,000	215,680
Bank of America Corp.
2.00%, 01/11/2018	300,000	298,573
3.30%, 01/11/2023	79,000	77,899
5.00%, 05/13/2021	340,000	381,110
5.63%, 07/01/2020	170,000	198,385
5.75%, 12/01/2017	65,000	75,183
5.88%, 01/05/2021 (C)	70,000	82,667
7.63%, 06/01/2019	50,000	63,514
Bank of America Corp., Series GMTN
5.65%, 05/01/2018	20,000	23,136
Bank of America Corp. Series L, MTN
7.38%, 05/15/2014	100,000	107,018
Blackstone Holdings Finance Co. LLC
5.88%, 03/15/2021 - 144A	170,000	197,051
6.25%, 08/15/2042 - 144A	82,000	93,127
CDP Financial, Inc.
4.40%, 11/25/2019 - 144A	250,000	286,231
Citigroup, Inc.
1.25%, 01/15/2016	50,000	49,940
2.25%, 08/07/2015	300,000	307,076
3.38%, 03/01/2023	58,000	58,466
4.45%, 01/10/2017	425,000	467,898
4.50%, 01/14/2022 (C)	65,000	72,268
4.59%, 12/15/2015	66,000	71,542
4.75%, 05/19/2015	70,000	75,088
5.00%, 09/15/2014	400,000	420,012
5.38%, 08/09/2020 (C)	61,000	71,416
5.88%, 01/30/2042	45,000	53,781
6.00%, 08/15/2017	300,000	350,272
6.01%, 01/15/2015	50,000	54,141
8.13%, 07/15/2039	50,000	73,291
8.50%, 05/22/2019	150,000	199,837
CME Group, Inc.
3.00%, 09/15/2022	125,000	126,139
5.40%, 08/01/2013	140,000	142,238
5.75%, 02/15/2014	110,000	114,764
Conoco Funding Co.
7.25%, 10/15/2031	50,000	71,290
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/2016	100,000	116,191

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Countrywide Financial Corp.
6.25%, 05/15/2016 (C)	$75,000	$83,537
Ford Motor Credit Co., LLC
3.00%, 06/12/2017	200,000	205,116
3.98%, 06/15/2016	200,000	211,891
General Electric Capital Corp.
1.00%, 12/11/2015	17,000	17,106
2.10%, 12/11/2019	20,000	20,332
2.25%, 11/09/2015	225,000	232,693
4.65%, 10/17/2021	200,000	223,910
5.30%, 02/11/2021 (C)	25,000	28,659
5.63%, 05/01/2018	625,000	739,669
5.90%, 05/13/2014	150,000	158,935
Series 2006-A3, Class A3
1.63%, 07/02/2015	250,000	254,269
General Electric Capital Corp., Series GMTN
1.60%, 11/20/2017 (C)	127,000	127,480
3.15%, 09/07/2022	300,000	298,082
4.63%, 01/07/2021 (C)	190,000	213,903
6.75%, 03/15/2032	210,000	267,308
General Electric Capital Corp., Series MTN
2.30%, 04/27/2017	75,000	77,614
4.38%, 09/16/2020 (C)	50,000	55,837
Jefferies Group, Inc.
6.50%, 01/20/2043	28,000	29,848
MassMutual Global Funding II
2.00%, 04/05/2017 - 144A (C)	200,000	205,013
2.50%, 10/17/2022 - 144A (C)	100,000	97,840
Merrill Lynch & Co., Inc.
6.40%, 08/28/2017	395,000	463,608
6.88%, 04/25/2018	60,000	72,421
Merrill Lynch & Co., Inc., Series GMTN
6.15%, 04/25/2013	170,000	170,596
Merrill Lynch & Co., Inc., Series MTN
5.45%, 07/15/2014	235,000	247,875
Murray Street Investment Trust I
4.68%, 03/09/2017 (A) (F)	100,000	109,350
National Rural Utilities Cooperative Finance Corp.
4.75%, 03/01/2014	75,000	77,936
Principal Life Global Funding I
5.05%, 03/15/2015 - 144A	100,000	108,113
Textron Financial Corp.
5.40%, 04/28/2013 (C)	40,000	40,132
Diversified Telecommunication Services - 1.0%
AT&T, Inc.
0.80%, 12/01/2015	30,000	29,940
0.90%, 02/12/2016	207,000	206,860
4.30%, 12/15/2042 - 144A	373,000	347,528
4.35%, 06/15/2045 - 144A	49,000	45,552
4.45%, 05/15/2021	50,000	56,265
5.10%, 09/15/2014	45,000	47,854
5.35%, 09/01/2040	113,000	120,975
5.50%, 02/01/2018	75,000	88,173
5.60%, 05/15/2018	75,000	89,052
6.30%, 01/15/2038	50,000	59,977
BellSouth Corp.
5.20%, 09/15/2014	105,000	111,842
6.88%, 10/15/2031	3,000	3,621
BellSouth Telecommunications, Inc.
6.30%, 12/15/2015	23,889	24,992
6.38%, 06/01/2028	100,000	120,943
British Telecommunications PLC
9.63%, 12/15/2030	150,000	232,503

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Centel Capital Corp.
9.00%, 10/15/2019	$40,000	$49,566
CenturyLink, Inc.
7.60%, 09/15/2039	60,000	58,200
Series S
6.45%, 06/15/2021 (C)	90,000	95,400
Deutsche Telekom International Finance BV
2.25%, 03/06/2017 - 144A	150,000	153,665
4.88%, 07/08/2014	75,000	78,858
8.75%, 06/15/2030	75,000	106,202
France Telecom SA
2.75%, 09/14/2016	70,000	73,160
8.50%, 03/01/2031	125,000	175,803
GTE Corp.
6.84%, 04/15/2018	200,000	247,156
GTP Acquisition Partners I LLC
4.35%, 06/15/2016 - 144A	102,000	108,302
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	27,000	27,153
Qwest Corp.
6.75%, 12/01/2021	148,000	170,406
Telecom Italia Capital SA
4.95%, 09/30/2014	100,000	103,571
5.25%, 11/15/2013	60,000	61,251
Telefonica Emisiones SAU
5.88%, 07/15/2019	40,000	44,004
Verizon Communications, Inc.
6.40%, 02/15/2038	100,000	120,277
Verizon Global Funding Corp.
5.85%, 09/15/2035	25,000	28,695
7.75%, 12/01/2030	100,000	136,611
Verizon Pennsylvania, Inc.
6.00%, 12/01/2028	100,000	112,403
8.35%, 12/15/2030	400,000	534,479
Electric Utilities - 1.1%
Alabama Power Co.
6.13%, 05/15/2038	11,000	14,205
American Electric Power Co., Inc.
1.65%, 12/15/2017	32,000	32,108
Appalachian Power Co.
6.70%, 08/15/2037	50,000	64,587
Arizona Public Service Co.
4.50%, 04/01/2042 (C)	28,000	29,401
Baltimore Gas & Electric Co.
Series 2012-1, Class A3
2.80%, 08/15/2022	95,000	95,788
Carolina Power & Light Co.
2.80%, 05/15/2022	48,000	49,171
3.00%, 09/15/2021	55,000	57,902
4.10%, 03/15/2043 (C)	75,000	74,870
5.30%, 01/15/2019	70,000	84,186
Series 2013-1, Class A3
4.10%, 05/15/2042	32,000	31,945
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	50,000	61,945
Detroit Edison Co.
2.65%, 06/15/2022	20,000	20,329
Duke Energy Carolinas LLC
4.25%, 12/15/2041	21,000	21,528
6.00%, 01/15/2038	48,000	61,399
Duke Energy Indiana, Inc.
3.75%, 07/15/2020	100,000	110,171
6.35%, 08/15/2038	80,000	103,988
Florida Power & Light Co.
5.95%, 10/01/2033 (C)	250,000	324,788
5.95%, 02/01/2038	50,000	64,972

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Hydro-Quebec
9.40%, 02/01/2021	$250,000	$370,377
Indiana Michigan Power Co.
7.00%, 03/15/2019	30,000	37,789
Series J
3.20%, 03/15/2023	125,000	126,180
Jersey Central Power & Light Co.
7.35%, 02/01/2019	15,000	19,104
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	68,109	75,930
Kansas City Power & Light Co.
3.15%, 03/15/2023	71,000	71,977
5.30%, 10/01/2041	100,000	110,543
Nevada Power Co.
5.38%, 09/15/2040	12,000	14,218
5.45%, 05/15/2041 (C)	50,000	59,973
6.50%, 08/01/2018	50,000	62,217
NextEra Energy Capital Holdings, Inc.
1.20%, 06/01/2015	29,000	29,219
6.00%, 03/01/2019 (C)	25,000	29,501
7.88%, 12/15/2015	30,000	35,307
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 - 144A	40,000	46,361
NiSource Finance Corp.
5.80%, 02/01/2042 (C)	118,000	132,210
Ohio Power Co.
5.75%, 09/01/2013	100,000	102,013
Series G
6.05%, 05/01/2018	30,000	36,071
Series M
5.38%, 10/01/2021 (C)	50,000	60,180
Oncor Electric Delivery Co., LLC
6.80%, 09/01/2018	65,000	80,905
7.00%, 09/01/2022	50,000	65,053
Pacific Gas & Electric Co.
2.45%, 08/15/2022 (C)	68,000	66,994
4.45%, 04/15/2042	17,000	17,767
4.50%, 12/15/2041	96,000	100,279
6.05%, 03/01/2034	100,000	125,091
PacifiCorp
3.85%, 06/15/2021	100,000	111,687
5.65%, 07/15/2018	25,000	30,485
PECO Energy Co.
2.38%, 09/15/2022	100,000	100,134
5.35%, 03/01/2018	50,000	59,590
PPL Energy Supply LLC
4.60%, 12/15/2021	130,000	138,539
Progress Energy, Inc.
3.15%, 04/01/2022	54,000	55,023
Public Service Co., of Colorado
2.25%, 09/15/2022 (C)	63,000	62,158
5.80%, 08/01/2018 (C)	20,000	24,554
6.50%, 08/01/2038	45,000	62,092
Public Service Co., of Oklahoma
4.40%, 02/01/2021 (C)	30,000	33,668
Public Service Electric & Gas Co.
5.38%, 11/01/2039	14,000	17,132
Public Service Electric & Gas Co., Series MTN
5.30%, 05/01/2018	30,000	35,465
6.33%, 11/01/2013	60,000	61,982
Southern California Edison Co.
3.90%, 12/01/2041	30,000	29,591
6.05%, 03/15/2039	60,000	78,812

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Southern California Edison Co. (continued)
Series 2003-20I, Class 1
5.50%, 08/15/2018	$65,000	$79,276
Series 2010-1, Class A2
4.15%, 09/15/2014	25,000	26,307
Southern Co.
1.95%, 09/01/2016	13,000	13,420
4.15%, 05/15/2014	85,000	88,260
Virginia Electric and Power Co.
2.95%, 01/15/2022	27,000	28,302
5.40%, 04/30/2018 (C)	100,000	120,045
Wisconsin Electric Power Co.
2.95%, 09/15/2021	2,000	2,103
6.00%, 04/01/2014	35,000	36,810
Xcel Energy, Inc.
4.80%, 09/15/2041 (C)	9,000	10,004
6.50%, 07/01/2036	80,000	106,699
Electronic Equipment & Instruments - 0.1%
Arrow Electronics, Inc.
3.00%, 03/01/2018	39,000	39,346
3.38%, 11/01/2015	120,000	124,597
4.50%, 03/01/2023	30,000	30,259
Series 2004-1, Class AV2
7.50%, 01/15/2027	126,000	153,007
Energy Equipment & Services - 0.3%
Cameron International Corp.
1.60%, 04/30/2015	26,000	26,241
Halliburton Co.
7.45%, 09/15/2039	100,000	146,774
7.60%, 08/15/2096 - 144A	50,000	74,420
National Oilwell Varco, Inc.
1.35%, 12/01/2017	26,000	26,111
Noble Holding International, Ltd.
3.95%, 03/15/2022 (C)	11,000	11,327
5.25%, 03/15/2042 (C)	9,000	9,053
Schlumberger Investment SA
3.30%, 09/14/2021 - 144A	41,000	43,777
Spectra Energy Capital LLC
3.30%, 03/15/2023	30,000	30,101
5.50%, 03/01/2014 (C)	125,000	130,201
8.00%, 10/01/2019	120,000	158,283
Texas Eastern Transmission, LP
2.80%, 10/15/2022 - 144A	81,000	80,939
TransCanada PipeLines, Ltd.
3.80%, 10/01/2020	100,000	109,630
4.00%, 06/15/2013	50,000	50,348
7.13%, 01/15/2019	70,000	89,081
Transocean, Inc.
3.80%, 10/15/2022 (C)	49,000	48,271
6.38%, 12/15/2021	26,000	30,271
6.50%, 11/15/2020	75,000	86,675
7.35%, 12/15/2041	20,000	24,146
7.50%, 04/15/2031	25,000	30,029
Weatherford International, Ltd.
9.88%, 03/01/2039	100,000	143,839
Food & Staples Retailing - 0.2%
CVS Caremark Corp.
5.75%, 05/15/2041	40,000	47,498
6.13%, 09/15/2039	20,000	24,709
CVS Pass-Through Trust
5.93%, 01/10/2034 - 144A	67,154	79,370
Kroger Co.
2.20%, 01/15/2017	33,000	34,087
5.00%, 04/15/2042	130,000	132,994
5.40%, 07/15/2040	12,000	12,747
6.15%, 01/15/2020	50,000	60,836
6.40%, 08/15/2017	55,000	65,692
7.50%, 04/01/2031	150,000	191,651

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing (continued)
Walgreen Co.
3.10%, 09/15/2022	$117,000	$115,778
Food Products - 0.3%
Archer-Daniels-Midland Co.
5.94%, 10/01/2032	25,000	30,321
Bunge NA Finance, LP
5.90%, 04/01/2017	16,000	18,144
Bunge, Ltd. Finance Corp.
5.88%, 05/15/2013	35,000	35,192
8.50%, 06/15/2019	55,000	70,895
Cargill, Inc.
3.30%, 03/01/2022 - 144A	70,000	71,169
6.00%, 11/27/2017 - 144A	100,000	119,169
ConAgra Foods, Inc.
1.30%, 01/25/2016	30,000	30,237
2.10%, 03/15/2018 (C)	29,000	29,500
Kellogg Co.
1.75%, 05/17/2017	38,000	38,753
3.13%, 05/17/2022 (C)	57,000	59,044
Kraft Foods Group, Inc.
3.50%, 06/06/2022	64,000	66,920
5.00%, 06/04/2042	59,000	63,261
6.13%, 08/23/2018	73,000	88,788
6.50%, 02/09/2040	75,000	96,148
6.88%, 01/26/2039	247,000	325,479
Mondelez International, Inc.
6.13%, 02/01/2018	27,000	32,383
6.50%, 08/11/2017	50,000	60,372
Gas Utilities - 0.2%
AGL Capital Corp.
3.50%, 09/15/2021	75,000	80,652
5.88%, 03/15/2041 (C)	146,000	184,026
6.38%, 07/15/2016	100,000	116,772
Atmos Energy Corp.
4.15%, 01/15/2043	138,000	137,290
8.50%, 03/15/2019	35,000	47,222
Boston Gas Co.
4.49%, 02/15/2042 - 144A (C)	26,000	27,196
CenterPoint Energy Resources Corp.
5.85%, 01/15/2041 (C)	100,000	125,364
Health Care Equipment & Supplies - 0.0% (E)
Baxter International, Inc.
4.00%, 03/01/2014	25,000	25,795
Health Care Providers & Services - 0.1%
Aetna, Inc.
4.50%, 05/15/2042	26,000	26,293
6.75%, 12/15/2037	50,000	66,576
McKesson Corp.
0.95%, 12/04/2015	19,000	19,052
UnitedHealth Group, Inc.
2.75%, 02/15/2023	23,000	22,688
2.88%, 03/15/2023	50,000	49,939
3.38%, 11/15/2021	94,000	99,236
6.63%, 11/15/2037	80,000	104,282
WellPoint, Inc.
3.13%, 05/15/2022	62,000	62,421
3.30%, 01/15/2023	28,000	28,374
4.63%, 05/15/2042	50,000	50,197
4.65%, 01/15/2043	54,000	53,985
5.88%, 06/15/2017	13,000	15,303
7.00%, 02/15/2019	9,000	11,255
Household Durables - 0.0% (E)
Newell Rubbermaid, Inc.
4.70%, 08/15/2020	33,000	36,615

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Products - 0.0% (E)
Kimberly-Clark Corp.
2.40%, 03/01/2022 (C)	$20,000	$20,065
7.50%, 11/01/2018	15,000	19,907
Independent Power Producers & Energy Traders - 0.1%
Exelon Generation Co., LLC
4.00%, 10/01/2020	60,000	63,344
PSEG Power LLC
4.15%, 09/15/2021	33,000	35,535
5.13%, 04/15/2020	92,000	104,569
Industrial Conglomerates - 0.0% (E)
General Electric Co.
2.70%, 10/09/2022 (C)	64,000	64,005
Koninklijke Philips Electronics NV
5.75%, 03/11/2018	14,000	16,693
7.20%, 06/01/2026	20,000	26,089
Insurance - 1.0%
Aflac, Inc.
2.65%, 02/15/2017	28,000	29,437
4.00%, 02/15/2022 (C)	32,000	34,451
6.45%, 08/15/2040	17,000	21,338
8.50%, 05/15/2019	30,000	40,545
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 - 144A	200,000	266,742
Aon Corp.
3.50%, 09/30/2015	23,000	24,326
6.25%, 09/30/2040 (C)	18,000	23,008
Berkshire Hathaway Finance Corp.
2.45%, 12/15/2015 (C)	33,000	34,618
3.00%, 05/15/2022	25,000	25,482
4.40%, 05/15/2042 (C)	221,000	219,554
4.60%, 05/15/2013	100,000	100,533
5.40%, 05/15/2018 (C)	50,000	59,746
Berkshire Hathaway, Inc.
3.40%, 01/31/2022	202,000	212,886
3.75%, 08/15/2021 (C)	134,000	145,423
CNA Financial Corp.
5.85%, 12/15/2014	50,000	53,833
5.88%, 08/15/2020	45,000	52,975
Jackson National Life Global Funding
5.38%, 05/08/2013 - 144A	100,000	100,485
Liberty Mutual Group, Inc.
4.95%, 05/01/2022 - 144A (C)	43,000	47,149
Lincoln National Corp.
4.20%, 03/15/2022	32,000	34,735
4.85%, 06/24/2021	12,000	13,533
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 - 144A	26,000	29,505
MetLife Institutional Funding II
1.18%, 04/04/2014 - 144A (B)	100,000	100,815
MetLife of Connecticut Global Funding I
5.13%, 08/15/2014 - 144A	100,000	106,226
Metropolitan Life Global Funding I
1.50%, 01/10/2018 - 144A	107,000	107,467
1.70%, 06/29/2015 - 144A	107,000	109,262
2.50%, 09/29/2015 - 144A	325,000	337,778
3.65%, 06/14/2018 - 144A	125,000	137,041
3.88%, 04/11/2022 - 144A	200,000	216,058
5.13%, 04/10/2013 - 144A	100,000	100,094
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039 - 144A	195,000	282,268
New York Life Global Funding
0.80%, 02/12/2016 - 144A	75,000	74,780
Series 2003-5, Class AI5
3.00%, 05/04/2015 - 144A	250,000	262,761
Series 2005-2, Class A1ZA
1.30%, 01/12/2015 - 144A (C)	100,000	101,330

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Pacific Life Insurance Co.
9.25%, 06/15/2039 - 144A	$150,000	$218,445
Pricoa Global Funding I
5.45%, 06/11/2014 - 144A	150,000	158,704
Principal Financial Group, Inc.
Series 2012-1A, Class C
1.85%, 11/15/2017	13,000	13,135
Principal Life Global Funding II
1.00%, 12/11/2015 - 144A	47,000	47,129
Prudential Insurance Co. of America
8.30%, 07/01/2025 - 144A	150,000	206,482
Travelers Cos., Inc.
5.80%, 05/15/2018	50,000	61,088
Internet Software & Services - 0.0% (E)
eBay, Inc.
3.25%, 10/15/2020 (C)	55,000	58,910
IT Services - 0.1%
HP Enterprise Services LLC Series B
6.00%, 08/01/2013	50,000	50,860
International Business Machines Corp.
1.25%, 02/06/2017	100,000	100,996
6.22%, 08/01/2027	250,000	334,191
Machinery - 0.1%
Caterpillar, Inc.
2.60%, 06/26/2022 (C)	35,000	35,255
Deere & Co.
2.60%, 06/08/2022 (C)	74,000	74,536
3.90%, 06/09/2042	32,000	31,613
Illinois Tool Works, Inc.
3.90%, 09/01/2042	280,000	270,009
Ingersoll-Rand Co.
6.39%, 11/15/2027	25,000	29,698
Parker Hannifin Corp., Series MTN
5.50%, 05/15/2018	20,000	23,855
Media - 1.0%
CBS Corp.
5.75%, 04/15/2020	17,000	20,016
7.88%, 09/01/2023 - 07/30/2030	95,000	125,064
8.88%, 05/15/2019	90,000	120,206
Comcast Corp.
4.25%, 01/15/2033 (C)	173,000	174,145
6.45%, 03/15/2037	50,000	63,426
6.50%, 01/15/2017 - 11/15/2035	300,000	378,158
COX Communications, Inc.
3.25%, 12/15/2022 - 144A	55,000	55,874
8.38%, 03/01/2039 - 144A	60,000	88,882
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022 (C)	150,000	153,326
4.60%, 02/15/2021	125,000	136,092
5.00%, 03/01/2021	33,000	36,710
6.38%, 03/01/2041	100,000	111,940
Discovery Communications LLC
4.38%, 06/15/2021 (C)	80,000	88,191
Historic TW, Inc.
9.15%, 02/01/2023	500,000	727,477
NBCUniversal Media LLC
4.38%, 04/01/2021	50,000	56,258
6.40%, 04/30/2040	170,000	215,541
News America, Inc.
6.65%, 11/15/2037	50,000	61,768
7.30%, 04/30/2028	50,000	63,244
8.88%, 04/26/2023	80,000	109,097
9.50%, 07/15/2024	70,000	100,780

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
TCI Communications, Inc.
8.75%, 08/01/2015	$100,000	$118,102
Thomson Reuters Corp.
3.95%, 09/30/2021	126,000	135,904
4.70%, 10/15/2019 (C)	15,000	17,089
5.95%, 07/15/2013	35,000	35,546
Time Warner Cable, Inc.
5.50%, 09/01/2041	90,000	92,489
6.75%, 07/01/2018	60,000	73,834
7.30%, 07/01/2038	100,000	124,396
8.25%, 02/14/2014	50,000	53,188
8.75%, 02/14/2019	50,000	66,126
Time Warner Entertainment Co., LP
8.38%, 03/15/2023 - 07/15/2033	75,000	102,918
Viacom, Inc.
1.25%, 02/27/2015	22,000	22,155
3.13%, 06/15/2022 (C)	50,000	50,062
3.88%, 12/15/2021 (C)	72,000	77,024
4.38%, 03/15/2043 - 144A	93,000	85,920
4.50%, 03/01/2021 - 02/27/2042	55,000	56,893
Walt Disney Co., Series GMTN
0.45%, 12/01/2015	33,000	32,969
Metals & Mining - 0.1%
BHP Billiton Finance USA, Ltd.
5.50%, 04/01/2014	50,000	52,546
Freeport-McMoRan Copper & Gold, Inc.
2.15%, 03/01/2017	134,000	135,585
2.38%, 03/15/2018 - 144A	29,000	29,121
3.10%, 03/15/2020 - 144A	57,000	57,191
5.45%, 03/15/2043 - 144A	37,000	36,567
Placer Dome, Inc.
6.45%, 10/15/2035	40,000	45,835
Rio Tinto Finance USA PLC
1.63%, 08/21/2017 (C)	88,000	88,782
Rio Tinto Finance USA, Ltd.
3.50%, 11/02/2020	12,000	12,647
3.75%, 09/20/2021	80,000	84,277
8.95%, 05/01/2014	35,000	38,076
Multi-Utilities - 0.2%
Consumers Energy Co.
2.85%, 05/15/2022 (C)	20,000	20,668
5.65%, 04/15/2020	20,000	24,680
Delmarva Power & Light Co.
4.00%, 06/01/2042 (C)	47,000	47,895
Dominion Resources, Inc.
5.25%, 08/01/2033	100,000	114,402
PG&E Corp.
5.75%, 04/01/2014	100,000	104,740
San Diego Gas & Electric Co.
3.95%, 11/15/2041	44,000	44,604
6.00%, 06/01/2026	50,000	65,895
Sempra Energy
2.88%, 10/01/2022	70,000	69,804
8.90%, 11/15/2013	50,000	52,495
9.80%, 02/15/2019	50,000	70,283
Series 2007-BR3, Class A2B
6.50%, 06/01/2016	50,000	58,273
Multiline Retail - 0.1%
Kohl’s Corp.
4.00%, 11/01/2021 (C)	30,000	30,968
6.25%, 12/15/2017	15,000	17,403
Macy’s Retail Holdings, Inc.
2.88%, 02/15/2023 (C)	74,000	71,617
7.45%, 07/15/2017	30,000	36,880

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multiline Retail (continued)
Nordstrom, Inc.
4.00%, 10/15/2021 (C)	$35,000	$38,689
Target Corp.
6.00%, 01/15/2018	100,000	121,908
Office Electronics - 0.0% (E)
Xerox Corp.
2.95%, 03/15/2017 (C)	26,000	26,779
5.63%, 12/15/2019 (C)	80,000	91,430
6.75%, 02/01/2017	50,000	57,699
Oil, Gas & Consumable Fuels - 0.8%
Anadarko Finance Co.
7.50%, 05/01/2031	100,000	132,527
Anadarko Petroleum Corp.
5.75%, 06/15/2014	50,000	52,766
8.70%, 03/15/2019	80,000	107,709
Apache Corp.
2.63%, 01/15/2023	85,000	82,670
3.25%, 04/15/2022 (C)	19,000	19,708
4.75%, 04/15/2043	57,000	58,280
BP Capital Markets PLC
1.38%, 11/06/2017	40,000	40,053
1.85%, 05/05/2017 (C)	89,000	91,233
3.25%, 05/06/2022	96,000	99,180
4.74%, 03/11/2021	50,000	57,952
5.25%, 11/07/2013	150,000	154,188
Canadian Natural Resources, Ltd.
5.90%, 02/01/2018 (C)	25,000	29,840
6.25%, 03/15/2038	140,000	169,801
6.45%, 06/30/2033	25,000	30,486
7.20%, 01/15/2032	20,000	26,102
Cenovus Energy, Inc.
3.00%, 08/15/2022	25,000	25,022
4.45%, 09/15/2042	58,000	56,786
ConocoPhillips
5.75%, 02/01/2019	75,000	91,760
Devon Energy Corp.
3.25%, 05/15/2022 (C)	64,000	64,103
4.75%, 05/15/2042 (C)	52,000	50,794
6.30%, 01/15/2019	30,000	36,218
EnCana Corp.
6.50%, 05/15/2019 - 08/15/2034	80,000	95,280
ENI SpA
5.70%, 10/01/2040 - 144A	125,000	129,973
EOG Resources, Inc.
2.63%, 03/15/2023	36,000	35,552
Hess Corp.
7.88%, 10/01/2029	25,000	32,248
Kerr-McGee Corp.
7.88%, 09/15/2031	200,000	262,119
Occidental Petroleum Corp.
1.75%, 02/15/2017 (C)	28,000	28,789
Petro-Canada
6.05%, 05/15/2018	40,000	48,197
6.80%, 05/15/2038	50,000	65,204
Petrobras International Finance Co.
6.75%, 01/27/2041	100,000	113,029
Petrobras International Finance Co. - Pifco
7.88%, 03/15/2019	100,000	121,664
Phillips 66
2.95%, 05/01/2017	33,000	34,973
4.30%, 04/01/2022	17,000	18,662
Shell International Finance BV
1.13%, 08/21/2017	85,000	85,327
6.38%, 12/15/2038	150,000	207,168

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Statoil ASA
3.13%, 08/17/2017 (C)	$33,000	$35,778
3.15%, 01/23/2022	33,000	34,956
4.25%, 11/23/2041 (C)	27,000	28,096
Talisman Energy, Inc.
5.50%, 05/15/2042 (C)	110,000	114,409
5.85%, 02/01/2037	70,000	75,767
6.25%, 02/01/2038	70,000	79,094
7.75%, 06/01/2019	60,000	76,055
Total Capital Canada, Ltd.
0.68%, 01/15/2016 (B)	36,000	36,160
Total Capital International SA
0.75%, 01/25/2016	23,000	23,055
1.50%, 02/17/2017 (C)	55,000	55,947
1.55%, 06/28/2017 (C)	66,000	67,074
Total Capital SA
2.30%, 03/15/2016	100,000	104,323
4.13%, 01/28/2021 (C)	29,000	32,769
Pharmaceuticals - 0.1%
AbbVie, Inc.
1.75%, 11/06/2017 - 144A	134,000	135,630
2.90%, 11/06/2022 - 144A	87,000	87,078
AstraZeneca PLC
5.40%, 06/01/2014	50,000	52,795
GlaxoSmithKline Capital, Inc.
4.38%, 04/15/2014	50,000	52,050
Merck & Co., Inc.
2.40%, 09/15/2022	62,000	61,537
Watson Pharmaceuticals, Inc.
3.25%, 10/01/2022 (C)	38,000	38,520
Zoetis, Inc.
1.88%, 02/01/2018 - 144A	26,000	26,168
4.70%, 02/01/2043 - 144A	26,000	26,541
Real Estate Investment Trusts - 0.2%
ERP Operating, LP
4.63%, 12/15/2021	77,000	86,345
HCP, Inc.
2.63%, 02/01/2020	55,000	55,351
3.75%, 02/01/2019	21,000	22,637
Simon Property Group, LP
4.13%, 12/01/2021 (C)	67,000	74,093
5.63%, 08/15/2014	50,000	53,389
6.10%, 05/01/2016	60,000	68,558
6.75%, 05/15/2014	30,000	31,556
Series 2012-D, Class A
2.15%, 09/15/2017	167,000	172,404
WEA Finance LLC
7.13%, 04/15/2018 - 144A	50,000	61,685
WEA Finance LLC / WT Finance AUST Pty, Ltd.
3.38%, 10/03/2022 - 144A (C)	105,000	106,849
6.75%, 09/02/2019 - 144A	93,000	115,012
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	50,000	50,383
3.05%, 03/15/2022	87,000	88,947
3.45%, 09/15/2021	22,000	23,358
3.60%, 09/01/2020	25,000	27,009
4.38%, 09/01/2042	88,000	87,349
5.65%, 05/01/2017	50,000	58,600
6.70%, 08/01/2028	50,000	62,025
CSX Corp.
4.25%, 06/01/2021	22,000	24,741
5.50%, 04/15/2041	37,000	42,407
7.90%, 05/01/2017	60,000	74,447
Series 2012-D, Class A
4.10%, 03/15/2044	16,000	15,115

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail (continued)
Norfolk Southern Corp.
3.25%, 12/01/2021 (C)	$55,000	$57,435
3.95%, 10/01/2042	35,000	33,188
6.00%, 03/15/2105 - 05/23/2111	317,000	386,414
Ryder System, Inc.
2.50%, 03/01/2017	48,000	49,444
3.60%, 03/01/2016	25,000	26,195
Union Pacific Corp.
2.95%, 01/15/2023	16,000	16,390
4.16%, 07/15/2022	7,000	7,882
4.30%, 06/15/2042 (C)	20,000	20,398
5.65%, 05/01/2017	41,000	47,821
Union Pacific Corp. Pass-Through Trust
Series 2003-1
4.70%, 01/02/2024	77,018	85,306
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.
3.30%, 10/01/2021	86,000	90,234
4.00%, 12/15/2032 (C)	121,000	119,530
Texas Instruments, Inc.
1.65%, 08/03/2019 (C)	183,000	182,725
Software - 0.1%
Intuit, Inc.
5.75%, 03/15/2017	65,000	74,439
Microsoft Corp.
0.88%, 11/15/2017	23,000	22,917
1.63%, 09/25/2015	60,000	61,666
2.13%, 11/15/2022	34,000	33,233
Oracle Corp.
5.25%, 01/15/2016	30,000	33,743
5.75%, 04/15/2018	100,000	120,664
6.13%, 07/08/2039	82,000	105,718
6.50%, 04/15/2038 (C)	30,000	40,057
Specialty Retail - 0.1%
Gap, Inc.
5.95%, 04/12/2021	53,000	60,586
Home Depot, Inc.
5.40%, 03/01/2016	85,000	96,244
Lowe’s Cos., Inc.
4.65%, 04/15/2042	54,000	56,181
5.13%, 11/15/2041	33,000	36,568
Transportation Infrastructure - 0.0% (E)
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.88%, 07/17/2018 - 144A	53,000	54,044
Water Utilities - 0.0% (E)
American Water Capital Corp.
6.09%, 10/15/2017	125,000	149,269
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV
6.13%, 03/30/2040	100,000	116,402
Crown Castle Towers LLC
3.21%, 08/15/2015 - 144A	30,000	31,299
Vodafone Group PLC
1.50%, 02/19/2018 (C)	125,000	124,678
5.00%, 09/15/2015	115,000	126,411

Total Corporate Debt Securities (cost $61,593,023)		65,988,097

CONVERTIBLE BONDS - 0.0% (E)
Beverages - 0.0% (E)
Coca-Cola Co.
4.88%, 03/15/2019	65,000	76,611

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CONVERTIBLE BONDS (continued)
Diversified Financial Services - 0.0% (E)
Citigroup, Inc.
6.50%, 08/19/2013	$50,000	$51,123

Total Convertible Bonds (cost $115,361)		127,734

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (A)	9,296,122	9,296,122

Total Securities Lending Collateral (cost $9,296,122)		9,296,122

	Principal	Value
REPURCHASE AGREEMENT - 4.1%
State Street Bank & Trust Co. 0.03% (A), dated 03/28/2013, to be repurchased at $17,356,097 on 04/01/2013. Collateralized by U.S. Government Agency Obligations, 2.00%-2.50%, due 11/20/2027-12/01/2027, and with a total value of $17,707,298.	$17,356,040	17,356,040

Total Repurchase Agreement (cost $17,356,040)		17,356,040

Total Investment Securities (cost $416,002,678) (G)		435,764,320
Other Assets and Liabilities - Net		(9,838,225)

Net Assets		$425,926,095

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at March 31, 2013.
(B)	Floating or variable rate note. Rate is listed as of March 31, 2013.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $9,105,537. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $978,511, or 0.23% of the portfolio’s net assets.
(E)	Percentage rounds to less than 0.1%.
(F)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of March 31, 2013. Maturity date disclosed is the ultimate maturity date.
(G)	Aggregate cost for federal income tax purposes is $416,002,678. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $20,708,908 and $947,266, respectively. Net unrealized appreciation for tax purposes is $19,761,642.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities aggregated $48,505,589 or 11.39% of the portfolio’s net assets.
GMTN	Global Medium Term Note
IO	Interest Only
MTN	Medium Term Note
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

VALUATION SUMMARY: (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
U.S. Government Obligations	$—	$95,809,127	$—	$95,809,127
U.S. Government Agency Obligations	—	178,028,918	—	178,028,918
Foreign Government Obligations	—	2,828,260	—	2,828,260
Mortgage-Backed Securities	—	38,048,894	—	38,048,894
Asset-Backed Securities	—	27,458,144	—	27,458,144
Municipal Government Obligations	—	822,984	—	822,984
Corporate Debt Securities	—	65,988,097	—	65,988,097
Convertible Bonds	—	127,734	—	127,734
Securities Lending Collateral	9,296,122	—	—	9,296,122
Repurchase Agreement	—	17,356,040	—	17,356,040

Total Investment Securities	$9,296,122	$426,468,198	$—	$435,764,320

Other Assets (I)
Cash	$68,029	$—	$—	$68,029

Total Other Assets	$68,029	$—	$—	$68,029

Other Liabilities (I)
Collateral for Securities on Loan	$—	$(9,296,122)	$—	$(9,296,122)

Total Other Liabilities	$—	$(9,296,122)	$—	$(9,296,122)

(H)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(I)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.2%
U.S. Treasury Bill
0.07%, 05/30/2013 (A) (B)	$367,000	$366,906

Total Short-Term U.S. Government Obligation (cost $366,906)		366,906

	Shares	Value
COMMON STOCKS - 98.6%
Aerospace & Defense - 2.7%
General Dynamics Corp.	4,907	345,993
Honeywell International, Inc.	23,132	1,742,996
L-3 Communications Holdings, Inc.	1,329	107,543
Northrop Grumman Corp.	3,680	258,152
United Technologies Corp.	35,084	3,277,898
Air Freight & Logistics - 0.2%
FedEx Corp.	4,190	411,458
Airlines - 0.1%
Southwest Airlines Co.	19,626	264,559
Automobiles - 0.8%
General Motors Co. (C)	63,917	1,778,171
Beverages - 3.1%
Beam, Inc.	7,462	474,135
Coca-Cola Co.	66,496	2,689,098
Coca-Cola Enterprises, Inc.	26,026	960,880
Dr. Pepper Snapple Group, Inc.	10,306	483,867
PepsiCo, Inc.	25,107	1,986,215
Biotechnology - 3.1%
Alexion Pharmaceuticals, Inc. (C)	5,872	541,046
Biogen IDEC, Inc. (C)	15,645	3,018,077
Celgene Corp. (C)	19,566	2,267,895
Onyx Pharmaceuticals, Inc. (C) (D)	4,255	378,099
Vertex Pharmaceuticals, Inc. (C)	8,716	479,206
Building Products - 0.5%
Masco Corp.	51,796	1,048,869
Capital Markets - 2.3%
Franklin Resources, Inc.	1,123	169,360
Goldman Sachs Group, Inc.	9,162	1,348,188
Invesco, Ltd.	36,257	1,050,003
Morgan Stanley	32,482	713,954
State Street Corp.	25,610	1,513,295
TD Ameritrade Holding Corp. (D)	5,030	103,719
Chemicals - 1.8%
Air Products & Chemicals, Inc.	9,766	850,814
Axiall Corp.	9,843	611,841
CF Industries Holdings, Inc. - Class B	1,138	216,641
Dow Chemical Co.	36,312	1,156,174
E.I. du Pont de Nemours & Co. (D)	17,498	860,202
LyondellBasell Industries NV - Class A	2,994	189,490
Commercial Banks - 3.0%
BB&T Corp.	17,045	535,043
CIT Group, Inc. (C)	2,083	90,569
Comerica, Inc. - Class A (D)	8,693	312,513
Regions Financial Corp.	20,452	167,502
SunTrust Banks, Inc.	22,165	638,574
Wells Fargo & Co.	124,360	4,600,076
Commercial Services & Supplies - 0.4%
Tyco International, Ltd.	26,443	846,176
Communications Equipment - 2.1%
Cisco Systems, Inc.	122,179	2,554,763

	Shares	Value
COMMON STOCKS (continued)
Communications Equipment (continued)
F5 Networks, Inc. - Class B (C)	1,124	$100,126
QUALCOMM, Inc.	27,742	1,857,327
Computers & Peripherals - 4.1%
Apple, Inc.	15,368	6,802,338
EMC Corp. (C)	48,950	1,169,415
Hewlett-Packard Co.	28,768	685,829
NetApp, Inc. (C)	5,418	185,079
Construction & Engineering - 0.9%
Fluor Corp.	28,819	1,911,564
Consumer Finance - 0.5%
Capital One Financial Corp.	21,139	1,161,588
Containers & Packaging - 0.3%
Crown Holdings, Inc. (C)	17,242	717,440
Diversified Financial Services - 3.4%
Bank of America Corp.	258,592	3,149,650
Citigroup, Inc.	73,966	3,272,256
CME Group, Inc. - Class A	4,565	280,245
IntercontinentalExchange, Inc. (C)	3,552	579,225
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	37,937	1,391,908
Verizon Communications, Inc.	53,537	2,631,344
Electric Utilities - 2.2%
Edison International	22,611	1,137,785
Exelon Corp.	22,658	781,248
NextEra Energy, Inc.	25,757	2,000,804
NV Energy, Inc.	33,406	669,122
Electrical Equipment - 1.0%
Emerson Electric Co.	39,667	2,216,195
Electronic Equipment & Instruments - 0.0% (E)
Corning, Inc.	7,027	93,670
Energy Equipment & Services - 2.7%
Baker Hughes, Inc.	9,106	422,610
Ensco PLC - Class A	23,631	1,417,860
Halliburton Co.	18,198	735,381
National Oilwell Varco, Inc.	16,328	1,155,206
Noble Corp.	15,435	588,845
Schlumberger, Ltd.	19,966	1,495,254
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	30,258	1,663,888
Kroger Co.	19,574	648,682
Wal-Mart Stores, Inc.	10,994	822,681
Food Products - 2.3%
Archer-Daniels-Midland Co.	41,066	1,385,156
General Mills, Inc.	33,663	1,659,923
Mondelez International, Inc. - Class A	61,632	1,886,555
Gas Utilities - 0.1%
AGL Resources, Inc.	4,134	173,421
Health Care Equipment & Supplies - 2.5%
Baxter International, Inc.	13,254	962,770
Boston Scientific Corp. (C)	94,945	741,520
CareFusion Corp. - Class A (C)	27,633	966,879
Covidien PLC	26,183	1,776,255
Intuitive Surgical, Inc. (C)	1,603	787,378
Health Care Providers & Services - 1.9%
DaVita HealthCare Partners, Inc. (C)	5,854	694,226
Humana, Inc. - Class A	18,644	1,288,487
UnitedHealth Group, Inc.	35,412	2,025,920
Health Care Technology - 0.2%
athenahealth, Inc. (C) (D)	1,022	99,175
Cerner Corp. (C)	3,271	309,927

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 0.9%
Carnival Corp.	16,132	$553,328
Royal Caribbean Cruises, Ltd. - Class A	15,315	508,764
Wynn Resorts, Ltd.	1,124	140,680
Yum! Brands, Inc.	9,695	697,458
Household Durables - 0.4%
Lennar Corp. - Class A (D)	5,964	247,387
PulteGroup, Inc. (C)	31,359	634,706
Household Products - 1.9%
Energizer Holdings, Inc. (D)	3,783	377,279
Kimberly-Clark Corp.	7,873	771,396
Procter & Gamble Co.	37,596	2,897,148
Industrial Conglomerates - 1.5%
3M Co.	11,708	1,244,678
General Electric Co.	85,611	1,979,326
Insurance - 3.6%
ACE, Ltd.	12,238	1,088,815
Aflac, Inc.	4,943	257,135
American International Group, Inc. (C)	22,116	858,543
AON PLC	2,176	133,824
Berkshire Hathaway, Inc. - Class B (C)	17,402	1,813,288
Everest RE Group, Ltd.	2,271	294,912
Hartford Financial Services Group, Inc. (D)	35,082	905,116
MetLife, Inc.	43,303	1,646,380
Prudential Financial, Inc.	12,628	744,926
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (C)	5,438	1,449,172
Expedia, Inc.	3,684	221,077
Internet Software & Services - 2.4%
eBay, Inc. (C)	12,312	667,557
Google, Inc. - Class A (C)	5,545	4,402,896
IT Services - 3.3%
Accenture PLC - Class A	5,467	415,328
Cognizant Technology Solutions Corp. - Class A (C)	10,796	827,081
Fidelity National Information Services, Inc.	14,453	572,628
International Business Machines Corp.	14,693	3,134,017
Visa, Inc. - Class A	12,849	2,182,274
Life Sciences Tools & Services - 0.4%
Mettler-Toledo International, Inc. (C) (D)	2,017	430,065
Thermo Fisher Scientific, Inc.	4,393	336,020
Machinery - 1.3%
Cummins, Inc.	2,555	295,895
Deere & Co.	7,973	685,518
Dover Corp.	2,658	193,715
PACCAR, Inc.	27,346	1,382,614
SPX Corp.	2,584	204,033
Media - 4.4%
CBS Corp. - Class B	40,267	1,880,066
Comcast Corp. - Class A	45,985	1,931,830
DIRECTV (C)	8,735	494,489
Time Warner Cable, Inc. (D)	22,119	2,124,751
Time Warner, Inc.	43,386	2,499,901
Walt Disney Co. - Class A	8,737	496,262
Metals & Mining - 0.6%
Alcoa, Inc.	79,818	680,049
Freeport-McMoRan Copper & Gold, Inc.	8,382	277,444
Nucor Corp. (D)	4,763	219,813
Walter Energy, Inc. (D)	5,138	146,433
Multi-Utilities - 1.2%
NiSource, Inc. - Class B	33,059	969,951
Sempra Energy	21,096	1,686,414
Multiline Retail - 1.5%
JC Penney Co., Inc. (D)	16,049	242,501
Macy’s, Inc.	10,939	457,688

	Shares	Value
COMMON STOCKS (continued)
Multiline Retail (continued)
Nordstrom, Inc.	2,244	$123,936
Target Corp.	33,185	2,271,513
Oil, Gas & Consumable Fuels - 8.1%
Anadarko Petroleum Corp. - Class A	12,107	1,058,757
Apache Corp.	6,203	478,624
Cheniere Energy, Inc. (C)	18,785	525,980
Chevron Corp.	25,459	3,025,038
ConocoPhillips	32,873	1,975,667
EOG Resources, Inc.	10,439	1,336,923
Exxon Mobil Corp.	58,333	5,256,387
Marathon Petroleum Corp.	8,374	750,310
Occidental Petroleum Corp.	12,205	956,506
Phillips 66	9,302	650,861
Range Resources Corp.	2,557	207,219
Williams Cos., Inc.	31,744	1,189,130
Pharmaceuticals - 4.5%
Allergan, Inc.	10,254	1,144,654
Johnson & Johnson	53,551	4,366,013
Merck & Co., Inc.	56,030	2,478,207
Pfizer, Inc.	35,531	1,025,425
Valeant Pharmaceuticals International, Inc. (C)	8,253	619,140
Real Estate Investment Trusts - 2.1%
CBL & Associates Properties, Inc. (D)	23,873	563,403
DiamondRock Hospitality Co.	21,293	198,238
Equity Residential (D)	10,126	557,537
Host Hotels & Resorts, Inc. (D)	24,725	432,440
LaSalle Hotel Properties (D)	21,916	556,228
Plum Creek Timber Co., Inc.	11,089	578,846
Post Properties, Inc.	4,054	190,943
Simon Property Group, Inc.	5,302	840,685
Strategic Hotels & Resorts, Inc. (C) (D)	15,022	125,434
Weyerhaeuser Co.	16,120	505,846
Real Estate Management & Development - 0.1%
St. Joe Co. (C)	8,313	176,651
Road & Rail - 2.1%
CSX Corp.	75,592	1,861,831
Union Pacific Corp.	18,050	2,570,500
Semiconductors & Semiconductor Equipment - 2.0%
Broadcom Corp. - Class A	49,592	1,719,355
KLA-Tencor Corp.	6,988	368,547
LAM Research Corp. (C)	14,917	618,459
LSI Corp. (C)	52,901	358,669
Micron Technology, Inc. (C)	24,629	245,797
Texas Instruments, Inc.	22,721	806,141
Xilinx, Inc.	2,964	113,136
Software - 3.7%
Adobe Systems, Inc. (C)	18,428	801,802
Citrix Systems, Inc. (C)	11,626	838,932
Microsoft Corp.	133,018	3,805,645
Oracle Corp.	77,348	2,501,435
Specialty Retail - 3.3%
AutoZone, Inc. (C)	3,465	1,374,808
Bed Bath & Beyond, Inc. (C)	3,373	217,289
Home Depot, Inc.	35,102	2,449,418
Lowe’s Cos., Inc. (D)	41,034	1,556,009
Ross Stores, Inc.	7,238	438,768
TJX Cos., Inc.	21,830	1,020,552
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc. - Class A	3,935	196,711
V.F. Corp.	9,070	1,521,492
Tobacco - 1.7%
Philip Morris International, Inc.	39,940	3,702,837

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 0.3%
WW Grainger, Inc.	3,039	$683,714
Wireless Telecommunication Services - 0.1%
Sprint Nextel Corp. (C)	22,278	138,346

Total Common Stocks (cost $189,333,522)		210,924,516

SECURITIES LENDING COLLATERAL - 4.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (A)	9,272,288	9,272,288

Total Securities Lending Collateral (cost $9,272,288)		9,272,288

	Principal	Value
REPURCHASE AGREEMENT - 3.3%
State Street Bank & Trust Co. 0.03% (A), dated 03/28/2013, to be repurchased at $6,969,673 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/20/2027, and with a value of $7,112,863.	$6,969,650	6,969,650

Total Repurchase Agreement (cost $6,969,650)		6,969,650

Total Investment Securities (cost $205,942,366) (F)		227,533,360
Other Assets and Liabilities - Net		(13,738,471)

Net Assets		$213,794,889

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Unrealized Appreciation
S&P 500 E-Mini Index	Long	36	06/21/2013	$24,001

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at March 31, 2013.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $366,906.
(C)	Non-income producing security.
(D)	All or a portion of this security is on loan. The value of all securities on loan is $9,060,110. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Percentage rounds to less than 0.1%.
(F)	Aggregate cost for federal income tax purposes is $205,942,366. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $23,432,951 and $1,841,957, respectively. Net unrealized appreciation for tax purposes is $21,590,994.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Short-Term U.S. Government Obligation	$—	$366,906	$—	$366,906
Common Stocks	210,924,516	—	—	210,924,516
Securities Lending Collateral	9,272,288	—	—	9,272,288
Repurchase Agreement	—	6,969,650	—	6,969,650

Total Investment Securities	$220,196,804	$7,336,556	$—	$227,533,360

Other Financial Instruments in Assets
Futures Contracts (H)	$24,001	$—	$—	$24,001

Total Other Financial Instruments in Assets	$24,001	$—	$—	$24,001

Other Assets (I)
Cash	$20,056	$—	$—	$20,056

Total Other Assets	$20,056	$—	$—	$20,056

Other Liabilities (I)
Collateral for Securities on Loan	$—	$(9,272,288)	$—	$(9,272,288)

Total Other Liabilities	$—	$(9,272,288)	$—	$(9,272,288)

(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(H)	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
(I)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 95.8%
Aerospace & Defense - 0.5%
Alliant Techsystems, Inc.	55,083	$3,989,662
Beverages - 2.6%
Beam, Inc.	144,523	9,182,991
Brown-Forman Corp. - Class B	64,343	4,594,090
Dr. Pepper Snapple Group, Inc.	154,530	7,255,184
Building Products - 0.8%
Fortune Brands Home & Security, Inc. (A)	172,180	6,444,697
Capital Markets - 5.3%
Ameriprise Financial, Inc.	127,164	9,365,628
Charles Schwab Corp.	418,858	7,409,598
Invesco, Ltd.	314,030	9,094,309
Northern Trust Corp.	138,005	7,529,553
T. Rowe Price Group, Inc.	128,030	9,585,606
Chemicals - 4.1%
Airgas, Inc. (B)	99,211	9,837,763
Albemarle Corp.	150,582	9,414,387
Sherwin-Williams Co.	32,785	5,537,059
Sigma-Aldrich Corp. (B)	107,180	8,325,742
Commercial Banks - 5.7%
City National Corp. (B)	85,444	5,033,506
Cullen/Frost Bankers, Inc. (B)	55,615	3,477,606
Fifth Third Bancorp	672,598	10,970,073
First Republic Bank - Class A	97,324	3,758,653
Huntington Bancshares, Inc. - Class A	314,840	2,326,668
M&T Bank Corp. (B)	89,635	9,246,746
SunTrust Banks, Inc.	279,968	8,065,878
Zions Bancorporation (B)	134,335	3,357,032
Commercial Services & Supplies - 0.7%
Republic Services, Inc. - Class A	172,966	5,707,878
Containers & Packaging - 3.6%
Ball Corp.	273,907	13,032,495
Rock-Tenn Co. - Class A	81,050	7,520,630
Silgan Holdings, Inc.	184,560	8,720,460
Distributors - 1.0%
Genuine Parts Co.	106,853	8,334,534
Electric Utilities - 3.2%
NV Energy, Inc.	425,645	8,525,669
Westar Energy, Inc. (B)	269,820	8,952,628
Xcel Energy, Inc.	280,180	8,321,346
Electrical Equipment - 2.3%
AMETEK, Inc. - Class A	209,193	9,070,608
Regal Beloit Corp.	121,208	9,885,725
Electronic Equipment & Instruments - 2.6%
Amphenol Corp. - Class A	157,800	11,779,770
Arrow Electronics, Inc. (A)	242,710	9,858,880
Food Products - 1.3%
Hershey Co.	94,365	8,259,768
JM Smucker Co.	20,903	2,072,742
Gas Utilities - 1.6%
EQT Corp.	113,826	7,711,712
ONEOK, Inc.	51,989	2,478,316
Questar Corp.	121,192	2,948,601
Health Care Equipment & Supplies - 0.6%
CareFusion Corp. - Class A (A)	145,460	5,089,645
Health Care Providers & Services - 3.8%
AmerisourceBergen Corp. - Class A	154,282	7,937,809
CIGNA Corp.	168,450	10,506,226

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Henry Schein, Inc. (A)	66,063	$6,114,131
Humana, Inc. - Class A	88,520	6,117,617
Hotels, Restaurants & Leisure - 2.4%
Darden Restaurants, Inc.	107,719	5,566,918
Marriott International, Inc. - Class A	178,786	7,550,133
Yum! Brands, Inc.	89,179	6,415,537
Household Durables - 1.5%
Jarden Corp. (A)	68,070	2,916,800
Mohawk Industries, Inc. (A)	81,393	9,207,176
Household Products - 0.9%
Energizer Holdings, Inc.	75,882	7,567,712
Industrial Conglomerates - 0.8%
Carlisle Cos., Inc.	97,770	6,627,828
Insurance - 9.3%
Alleghany Corp. (A)	19,106	7,564,448
Chubb Corp. - Class A	86,616	7,581,498
Hartford Financial Services Group, Inc. (B)	235,480	6,075,384
Loews Corp.	321,570	14,171,590
Marsh & McLennan Cos., Inc.	335,270	12,730,202
Old Republic International Corp.	288,585	3,667,915
OneBeacon Insurance Group, Ltd. - Class A	116,486	1,574,891
Unum Group	294,879	8,330,332
WR Berkley Corp.	155,800	6,912,846
XL Group PLC - Class A	250,428	7,587,968
Internet & Catalog Retail - 1.2%
Expedia, Inc.	105,136	6,309,211
TripAdvisor, Inc. (A) (B)	71,042	3,731,126
IT Services - 1.3%
Jack Henry & Associates, Inc.	238,230	11,008,608
Machinery - 2.7%
IDEX Corp.	166,926	8,917,187
Rexnord Corp. (A)	188,583	4,003,617
Snap-on, Inc.	105,790	8,748,833
Media - 2.4%
Cablevision Systems Corp. - Class A (B)	72,130	1,079,065
CBS Corp. - Class B	132,378	6,180,729
Clear Channel Outdoor Holdings, Inc. - Class A (A)	132,641	993,481
DISH Network Corp. - Class A	248,590	9,421,561
Gannett Co., Inc. (B)	80,088	1,751,524
Multi-Utilities - 5.6%
CenterPoint Energy, Inc. (C)	372,697	8,929,820
CMS Energy Corp.	342,190	9,560,789
NiSource, Inc. - Class B	341,022	10,005,585
Sempra Energy	116,461	9,309,892
Wisconsin Energy Corp.	186,011	7,978,012
Multiline Retail - 2.6%
Family Dollar Stores, Inc.	161,964	9,563,974
Kohl’s Corp. (B)	247,161	11,401,537
Oil, Gas & Consumable Fuels - 5.8%
Devon Energy Corp. - Class A	132,720	7,488,062
Energen Corp.	201,743	10,492,654
Marathon Petroleum Corp.	128,440	11,508,224
PBF Energy, Inc. - Class A (B)	89,268	3,318,092
QEP Resources, Inc.	209,510	6,670,798
Williams Cos., Inc.	219,197	8,211,120
Professional Services - 1.0%
Equifax, Inc.	143,812	8,282,133
Real Estate Investment Trusts - 3.1%
Annaly Capital Management, Inc. (B)	381,746	6,065,944
HCP, Inc.	133,200	6,641,352

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Regency Centers Corp.	111,443	$5,896,449
Vornado Realty Trust	82,705	6,917,446
Real Estate Management & Development - 0.7%
Brookfield Office Properties, Inc. (B)	347,689	5,969,820
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc. - Class A	261,403	12,152,625
Xilinx, Inc.	242,839	9,269,165
Software - 1.0%
Synopsys, Inc. (A)	216,883	7,781,762
Specialty Retail - 7.7%
AutoZone, Inc. (A)	30,291	12,018,560
Bed Bath & Beyond, Inc. (A)	167,846	10,812,639
Gap, Inc. - Class A	275,831	9,764,418
PetSmart, Inc. - Class A	101,512	6,303,895
Tiffany & Co. (B)	74,868	5,206,321
TJX Cos., Inc.	188,516	8,813,123
Williams-Sonoma, Inc. - Class A (B)	201,590	10,385,917
Textiles, Apparel & Luxury Goods - 1.7%
PVH Corp.	68,850	7,353,869
V.F. Corp.	39,123	6,562,883
Thrifts & Mortgage Finance - 0.8%
Capitol Federal Financial, Inc.	128,398	1,549,764
People’s United Financial, Inc. (B)	354,650	4,766,496
Trading Companies & Distributors - 0.9%
MSC Industrial Direct Co., Inc. - Class A	89,716	7,695,839
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	54,017	1,138,138

Total Common Stocks (cost $657,105,256)		782,730,858

SECURITIES LENDING COLLATERAL - 8.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (C)	70,454,531	70,454,531

Total Securities Lending Collateral (cost $70,454,531)		70,454,531

	Principal	Value
REPURCHASE AGREEMENT - 4.4%
State Street Bank & Trust Co. 0.03% (C), dated 03/28/2013, to be repurchased at $35,887,358 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/01/2032, and with a value of $36,607,098.	$35,887,238	35,887,238

Total Repurchase Agreement (cost $35,887,238)		35,887,238

Total Investment Securities (cost $763,447,025) (D)		889,072,627
Other Assets and Liabilities - Net		(71,728,806)

Net Assets		$817,343,821

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $68,794,524. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at March 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $763,447,025. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $128,128,036 and $2,502,434, respectively. Net unrealized appreciation for tax purposes is $125,625,602.

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Common Stocks	$782,730,858	$—	$—	$782,730,858
Securities Lending Collateral	70,454,531	—	—	70,454,531
Repurchase Agreement	—	35,887,238	—	35,887,238

Total Investment Securities	$853,185,389	$35,887,238	$—	$889,072,627

Other Assets (F)
Cash	$162,957	$—	$—	$162,957

Total Other Assets	$162,957	$—	$—	$162,957

Other Liabilities (F)
Collateral for Securities on Loan	$—	$(70,454,531)	$—	$(70,454,531)

Total Other Liabilities	$—	$(70,454,531)	$—	$(70,454,531)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 19.8%
United States - 19.8%
U.S. Treasury Bond
4.38%, 11/15/2039	$100,000	$125,313
4.50%, 02/15/2036 - 05/15/2038	1,200,000	1,524,906
4.75%, 02/15/2037	450,000	592,383
5.00%, 05/15/2037	350,000	476,602
5.38%, 02/15/2031	150,000	208,664
8.75%, 05/15/2020 (A)	500,000	758,437
8.75%, 08/15/2020	1,000,000	1,529,375
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	53,608	74,884
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016	1,564,305	1,661,830
1.13%, 01/15/2021	131,538	155,070
1.25%, 04/15/2014	543,850	561,865
2.00%, 01/15/2014	1,868,700	1,930,892
U.S. Treasury Note
0.25%, 10/31/2013	200,000	200,133
0.25%, 01/31/2014 (B)	3,310,000	3,312,714
0.50%, 10/15/2013	2,000,000	2,004,140
1.00%, 11/30/2019 (A)	320,000	316,725
1.75%, 04/15/2013 - 05/15/2022	11,200,000	11,446,220
1.88%, 02/28/2014 - 04/30/2014	2,500,000	2,540,293
2.00%, 04/30/2016	4,000,000	4,197,812
2.25%, 01/31/2015	405,000	419,919
2.38%, 10/31/2014	5,000,000	5,169,140
2.50%, 03/31/2015	95,000	99,253
2.63%, 04/30/2018 - 08/15/2020	3,100,000	3,385,731
2.75%, 10/31/2013	2,000,000	2,030,234
3.13%, 04/30/2013 - 05/15/2021	9,050,000	9,556,989
3.25%, 12/31/2016	6,000,000	6,610,782
3.38%, 07/31/2013 (A)	2,400,000	2,426,155
3.38%, 11/15/2019	200,000	228,938
3.50%, 02/15/2018	1,700,000	1,924,720
3.50%, 05/15/2020 (A)	1,900,000	2,193,907
3.63%, 02/15/2021	1,750,000	2,038,750
4.00%, 02/15/2015	100,000	107,000
4.25%, 08/15/2013	300,000	304,652
4.75%, 08/15/2017	500,000	589,062
U.S. Treasury STRIPS
0.46%, 08/15/2016 (A) (C)	1,000,000	984,036
0.52%, 11/15/2016 (C)	1,000,000	980,768
0.65%, 08/15/2017 (C)	1,500,000	1,456,078
0.76%, 02/15/2018 (A) (C)	1,200,000	1,154,922
0.82%, 05/15/2018 (C)	500,000	478,988
1.23%, 02/15/2020 (C)	400,000	366,933
1.30%, 05/15/2020 (C)	6,850,000	6,233,952
1.37%, 08/15/2020 (A) (C)	3,800,000	3,431,468
1.52%, 02/15/2021 (C)	400,000	354,438
1.57%, 05/15/2021 (C)	4,800,000	4,219,742
1.71%, 11/15/2021 (C)	3,650,000	3,145,121
1.77%, 02/15/2022 (C)	300,000	256,001
2.57%, 08/15/2026 (C)	47,000	33,245
2.61%, 11/15/2026 (C)	250,000	174,940
2.64%, 02/15/2027 (C)	500,000	346,242
2.72%, 11/15/2027 (C)	1,500,000	1,005,379
2.75%, 02/15/2028 (C)	253,000	167,777
2.80%, 08/15/2028 (C)	200,000	129,883
2.82%, 11/15/2028 (A) (C)	200,000	128,478
2.85%, 02/15/2029 (C)	600,000	381,311
2.87%, 08/15/2029 (C)	850,000	529,448
2.90%, 11/15/2029 (C)	125,000	77,040

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
United States (continued)
U.S. Treasury STRIPS (continued)
2.91%, 02/15/2030 (C)	$1,050,000	$640,311
2.95%, 08/15/2030 (C)	250,000	149,481
2.97%, 11/15/2030 (C)	450,000	266,248
3.01%, 05/15/2031 (C)	450,000	260,726
3.05%, 02/15/2032 (C)	250,000	140,473
3.09%, 11/15/2032 (C)	1,050,000	572,131
3.11%, 05/15/2033 (C)	500,000	267,175
3.13%, 11/15/2033 (A) (C)	250,000	130,805
3.15%, 02/15/2034 (C)	450,000	233,032
3.16%, 05/15/2034 - 08/15/2034 (C)	350,000	177,849
3.18%, 11/15/2034 (A) (C)	400,000	200,926
3.19%, 02/15/2035 (A) (C)	400,000	198,948
3.20%, 05/15/2035 (C)	250,000	122,992

Total U.S. Government Obligations (cost $97,043,311)		100,100,777

U.S. GOVERNMENT AGENCY OBLIGATIONS - 29.0%
United States - 29.0%
Fannie Mae
0.42%, 03/25/2045 (D)	225,643	223,995
0.49%, 07/25/2036 (D)	338,484	338,934
0.54%, 01/01/2023 (D)	400,000	400,387
0.55%, 01/01/2023 (D)	996,543	1,004,476
0.56%, 01/01/2023 (D)	1,697,673	1,699,523
0.59%, 10/01/2022 - 02/01/2023 (D)	2,000,000	2,002,002
0.60%, 05/25/2027 - 02/25/2041 (D)	1,802,269	1,812,746
0.61%, 01/01/2023 (D)	996,571	997,691
0.65%, 01/01/2023 (D)	498,501	498,965
0.66%, 08/25/2019 (D)	467,431	470,001
0.70%, 07/25/2041 - 10/25/2042 (D)	2,251,523	2,269,153
0.75%, 08/01/2022 (D)	494,126	494,948
0.80%, 04/25/2040 (D)	171,448	172,985
0.87%, 02/25/2024 (D)	280,137	282,662
0.97%, 04/01/2022 (D)	400,000	400,583
1.00%, 04/01/2023	2,000,000	2,015,000
1.10%, 03/25/2038 (D)	881,415	891,903
1.40%, 07/01/2017	500,000	509,015
1.47%, 12/01/2019	497,358	498,116
1.52%, 12/25/2019	505,050	514,014
1.58%, 01/01/2020	498,198	501,189
1.80%, 12/25/2019	400,000	406,410
2.00%, 12/01/2020	500,000	500,171
2.01%, 07/01/2019 - 06/01/2020	3,000,000	3,050,930
2.03%, 08/01/2019	508,000	521,991
2.34%, 01/01/2023	1,000,000	1,005,662
2.37%, 11/01/2022	500,000	504,948
2.38%, 12/01/2022	1,000,000	1,009,822
2.40%, 12/01/2022 - 02/01/2023	3,496,998	3,532,933
2.45%, 11/01/2022 - 02/01/2023	3,000,000	3,008,873
2.47%, 09/01/2022	495,492	504,782
2.49%, 10/01/2017	955,247	1,010,379
2.52%, 10/01/2022	500,000	510,636
2.53%, 10/01/2022	993,013	1,014,622
2.57%, 01/01/2023	2,143,823	2,188,857
2.67%, 07/01/2022	1,000,000	1,022,506
2.68%, 07/01/2022	500,000	516,706
2.69%, 10/01/2017	744,617	791,694
2.75%, 03/01/2022	491,811	509,637
2.86%, 05/01/2022	986,664	1,032,900
2.92%, 08/25/2021	315,443	333,217
2.97%, 11/01/2018	960,719	1,033,017
3.11%, 01/01/2022	778,732	831,615
3.12%, 05/01/2022	986,969	1,050,745
3.23%, 11/01/2020	745,898	803,494
3.29%, 10/01/2020	1,000,000	1,081,132
3.38%, 01/01/2018	500,000	547,531
3.50%, 08/01/2032	465,239	496,817

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
United States (continued)
Fannie Mae (continued)
3.59%, 12/01/2020 - 10/01/2021	$1,947,027	$2,137,082
3.65%, 07/25/2021	433,000	475,938
3.73%, 06/25/2021 - 07/01/2022	1,248,352	1,387,363
3.74%, 06/01/2018	394,338	440,650
3.76%, 07/25/2021	500,000	552,711
3.77%, 09/01/2021	1,000,000	1,113,205
3.82%, 06/01/2017	957,447	1,049,883
3.84%, 09/01/2020	673,112	740,664
3.87%, 08/01/2021	490,044	546,960
3.88%, 09/01/2021	1,568,716	1,754,521
4.00%, 05/25/2033	200,000	223,002
4.04%, 10/01/2020	400,000	450,809
4.13%, 08/01/2021	489,680	554,993
4.25%, 04/01/2021	1,050,000	1,199,777
4.30%, 04/01/2021	450,000	514,983
4.33%, 04/01/2021	390,764	447,553
4.36%, 03/01/2020 - 05/01/2021	1,392,986	1,596,732
4.38%, 01/01/2021 - 04/01/2021	986,284	1,132,407
4.39%, 05/01/2021	300,000	345,149
4.48%, 02/01/2021	487,864	562,741
4.50%, 07/25/2038 - 09/01/2040	1,103,172	1,186,050
4.53%, 12/01/2019	965,574	1,126,807
4.54%, 01/01/2020	698,508	804,918
4.78%, 12/01/2019	1,034,842	1,196,959
5.00%, 10/25/2025 - 08/01/2040	912,460	1,011,118
5.25%, 05/25/2039	251,901	271,780
5.50%, 03/25/2022 - 07/25/2040	6,386,614	7,063,908
6.00%, 08/01/2021 - 09/01/2037	4,270,465	4,733,133
6.50%, 01/25/2032 - 07/25/2036	397,573	450,958
7.00%, 11/01/2037 - 11/25/2041	1,499,984	1,760,172
22.39%, 06/25/2035 (D)	266,200	384,014
Fannie Mae, IO
6.40%, 08/25/2035 - 06/25/2036 (D)	1,685,027	248,618
6.50%, 03/25/2036 (D)	818,836	178,716
Fannie Mae, PO
Zero Coupon, 12/25/2034 - 05/25/2037	734,019	699,812
Fannie Mae STRIPS
0.70%, 08/25/2042 (D)	489,237	489,902
Fannie Mae STRIPS, PO
Zero Coupon, 09/01/2024 - 08/01/2032	148,790	139,599
Fannie Mae STRIPS, Series MTN
Zero Coupon, 05/15/2030	400,000	221,655
Financing Corp. Fico STRIPS
Series 2011-75, Class FA
Zero Coupon, 05/11/2018	500,000	474,117
Freddie Mac
0.60%, 07/15/2037 - 03/25/2043 (D)	2,613,666	2,588,801
0.65%, 03/15/2039 - 09/15/2042 (D)	6,011,426	6,046,825
0.70%, 10/15/2042 (D)	492,874	500,427
3.00%, 04/15/2025 - 02/15/2026	1,195,773	1,233,349
3.24%, 12/01/2031 (D)	58,632	63,156
3.50%, 05/15/2021 - 06/01/2042	2,715,650	2,916,410
4.00%, 12/15/2024 - 06/01/2042	2,441,259	2,669,683
4.50%, 02/15/2020 - 05/01/2041	4,250,044	4,534,025
4.89%, 02/01/2036 (D)	214,559	230,930
5.00%, 07/15/2020 - 05/15/2041	2,745,341	3,023,247
5.30%, 01/15/2033	202,564	222,969
5.50%, 11/15/2023 - 07/15/2037	5,057,863	5,694,465
5.50%, 05/15/2041 (D)	486,992	524,367
5.70%, 10/15/2038 (D)	188,861	209,938
5.75%, 06/15/2035 - 08/15/2035	404,221	468,063
5.85%, 09/15/2035	689,301	767,844
6.00%, 01/01/2024 - 04/15/2036	1,127,940	1,238,713
6.50%, 07/01/2017 - 11/01/2037	1,661,309	1,848,645
13.99%, 09/15/2034 (D)	203,777	247,987
23.53%, 06/15/2035 (D)	140,481	200,477

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
United States (continued)
Freddie Mac, IO
4.50%, 12/15/2024	$305,539	$23,871
5.00%, 10/15/2039	399,317	55,569
Freddie Mac, PO
Zero Coupon, 04/15/2020 - 01/15/2040	1,424,833	1,341,167
Freddie Mac STRIPS
0.70%, 08/15/2042 (D)	487,738	495,513
0.75%, 07/15/2042 (D)	683,381	686,697
3.50%, 07/15/2042	1,174,717	1,234,737
Ginnie Mae
0.50%, 04/01/2063	1,000,000	991,992
0.54%, 12/20/2062 (D)	990,314	987,379
0.61%, 03/20/2063 (D)	502,000	502,000
0.65%, 03/20/2060 - 02/20/2063 (D)	1,882,950	1,882,216
0.67%, 03/20/2063 (D)	504,000	504,000
0.75%, 04/20/2062 - 07/20/2062 (D)	702,385	703,081
0.85%, 05/20/2061 (D)	499,761	502,342
1.65%, 01/20/2063 - 02/20/2063	1,521,143	1,533,888
1.75%, 03/20/2063	499,000	497,830
2.00%, 06/20/2062	981,827	1,015,308
3.50%, 05/20/2035	587,057	606,598
3.94%, 11/16/2042 (D)	488,484	528,595
5.00%, 04/20/2041	165,053	197,431
5.25%, 07/20/2060 (D)	569,903	667,863
5.50%, 01/16/2033	278,999	328,883
5.79%, 12/20/2038 (D)	340,830	380,978
6.00%, 02/15/2024 - 09/20/2038	2,427,449	2,751,995
22.56%, 04/20/2037 (D)	174,501	257,870
Ginnie Mae, IO
6.40%, 05/20/2041 (D)	413,082	55,191
7.50%, 04/20/2031	444,538	107,366
Ginnie Mae, PO
Zero Coupon, 02/16/2032 - 01/20/2038	317,929	308,110
NCUA Guaranteed Notes Trust
Series 2010-C1, Class A2
2.90%, 10/29/2020	250,000	266,427
Series 2010-C1, Class APT
2.65%, 10/29/2020	916,928	965,923
Residual Funding Corp., Principal STRIPS, PO
Zero Coupon, 10/15/2019 - 10/15/2020	4,825,000	4,308,192
Tennessee Valley Authority
5.88%, 04/01/2036	275,000	376,192

Total U.S. Government Agency Obligations (cost $144,217,328)		146,785,199

FOREIGN GOVERNMENT OBLIGATIONS - 0.2%
Canada - 0.1%
Province of Ontario Canada
0.95%, 05/26/2015	185,000	186,713
1.65%, 09/27/2019	87,000	86,896
Israel - 0.0% (E)
Israel Government AID Bond
Series 2
Zero Coupon, 11/01/2024	300,000	213,638
Mexico - 0.0% (E)
Mexico Government International Bond
Series 2012-1, Class A2
5.75%, 10/12/2110	70,000	76,790
Mexico Government International Bond, Series GMTN
4.75%, 03/08/2044 (A)	92,000	95,450

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Supranational - 0.1%
African Development Bank
8.80%, 09/01/2019	$130,000	$173,628
Corp. Andina de Fomento
3.75%, 01/15/2016	64,000	67,701
International Bank for Reconstruction & Development
Series 2
Zero Coupon, 02/15/2016	300,000	292,456

Total Foreign Government Obligations (cost $1,178,992)		1,193,272

MORTGAGE-BACKED SECURITIES - 6.4%
United States - 6.4%
A10 Securitization LLC
Series 2012-1, Class A
3.49%, 04/15/2024 - 144A	165,608	168,051
AJAX Mortgage Loan Trust
Series 2013-A, Class A
3.50%, 02/25/2051 - 144A (D)	483,300	480,111
Series 2013-B, Class A1
3.75%, 02/25/2051 - 144A (D)	1,000,000	996,800
American General Mortgage Loan Trust
Series 2010-1A, Class A2
5.65%, 03/25/2058 - 144A (D)	100,000	105,482
American Tower Trust I
1.55%, 03/15/2018 - 144A	75,000	75,292
ASG Resecuritization Trust
Series 2009-4, Class A60
6.00%, 06/28/2037 - 144A	76,165	79,556
Banc of America Funding Corp.
Series 2005-E, Class 4A1
2.68%, 03/20/2035 (D)	213,370	210,245
Series 2010-R5, Class 1A1
5.50%, 10/26/2037 - 144A	107,212	111,280
Series 2012-R6, Class 1A1
3.00%, 10/26/2039 - 144A	288,099	288,502
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2006-5, Class A4
5.41%, 09/10/2047	75,000	84,260
Banc of America Mortgage Securities, Inc.
Series 2003-J, Class 3A2
3.12%, 11/25/2033 (D)	171,955	171,721
Series 2004-5, Class 2A2
5.50%, 06/25/2034	171,471	177,036
Series 2004-6, Class 1A3
5.50%, 05/25/2034	197,206	205,827
Banc of America Re-REMIC Trust
Series 2012-PARK, Class A
2.96%, 12/10/2030 - 144A	100,000	100,984
BB-UBS Trust
Series 2012-SHOW, Class A
3.43%, 11/05/2036 - 144A	250,000	251,334
Series 2012-TFT, Class A
2.89%, 06/05/2030 - 144A	250,000	250,150
BCAP LLC Trust
Series 2010-RR4, Class 12A1
4.00%, 07/26/2036 - 144A (D)	86,687	86,571
Series 2011-R11, Class 24A5
3.00%, 08/26/2022 - 144A (D)	320,017	322,910
Series 2011-R11, Class 25A5
4.00%, 08/26/2021 - 144A (D)	357,197	362,502
Series 2011-RR5, Class 11A3
0.35%, 05/28/2036 - 144A (D)	91,732	84,045
Series 2011-RR5, Class 14A3

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
BCAP LLC Trust (continued)
2.88%, 07/26/2036 - 144A (D)	$71,667	$71,189
Series 2012-RR10
0.39%, 05/26/2036 - 144A (D)	443,613	410,538
Series 2012-RR10, Class 1A1
0.43%, 02/26/2037 - 144A (D)	448,153	418,092
Series 2012-RR3, Class 2A5
2.47%, 05/26/2037 - 144A (D)	369,666	364,501
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-4, Class 3A1
4.96%, 07/25/2033 (D)	81,530	80,894
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR4, Class A3
5.47%, 06/11/2041 (D)	84,559	87,909
Bear Stearns Commercial Mortgage Securities, IO
Series 2005-PWR8, Class X1
0.23%, 06/11/2041 - 144A (D)	2,399,969	31,569
CD Commercial Mortgage Trust
Series 2005-CD1, Class AJ
5.22%, 07/15/2044 (D)	100,000	107,247
Chase Mortgage Finance Corp.
Series 2004-S3, Class 2A5
5.50%, 03/25/2034	103,355	107,848
Series 2007-A1, Class 1A3
3.02%, 02/25/2037 (D)	153,769	153,820
Series 2007-A2, Class 2A1
3.03%, 07/25/2037 (D)	66,955	67,749
Citicorp Mortgage Securities, Inc.
Series 2004-3, Class A5
5.25%, 05/25/2034	238,581	249,027
Citigroup Commercial Mortgage Trust
2.11%, 01/12/2018	100,000	102,370
Series 2006-C5, Class A4
5.43%, 10/15/2049	100,000	112,704
Citigroup Mortgage Loan Trust, Inc.
Series 2008-AR4, Class 1A1A
2.94%, 11/25/2038 - 144A (D)	116,428	117,902
Series 2010-8, Class 5A6
4.00%, 11/25/2036 - 144A	647,512	671,661
Series 2011-10, Class 4A1
0.39%, 02/25/2046 - 144A (D)	60,578	57,897
Series 2011-3, Class 1A1
0.28%, 02/25/2047 - 144A (D)	34,147	33,933
Series 2012-A, Class A
2.50%, 06/25/2051 - 144A	141,617	140,201
Citigroup/Deutsche Bank Commercial Mortgage Trust, IO
Series 2007-CD4, Class XC
0.13%, 12/11/2049 - 144A (D)	8,012,147	61,766
Commercial Mortgage Asset Trust
Series 1999-C1, Class D
7.35%, 01/17/2032 (D)	250,000	257,211
Commercial Mortgage Pass-Through Certificates
Series 2012-MVP, Class A
2.14%, 11/17/2026 - 144A (D)	100,428	101,835
Commercial Mortgage Trust
Series 2006-GG7, Class A4
5.87%, 07/10/2038 (D)	300,000	338,691
Series 2006-GG7, Class AM
5.87%, 07/10/2038 (D)	50,000	55,949
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-39, Class A6
5.00%, 10/25/2033	117,704	121,793

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Countrywide Home Loan Mortgage Pass-Through Trust (continued)
Series 2003-49, Class A6
4.58%, 12/19/2033 (D)	$60,033	$60,603
Series 2004-3, Class A26
5.50%, 04/25/2034	135,816	139,521
Series 2004-3, Class A4
5.75%, 04/25/2034	108,653	112,406
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4
5.25%, 09/25/2033	106,996	111,543
Series 2004-4, Class 2A4
5.50%, 09/25/2034	335,317	358,437
Credit Suisse Mortgage Capital Certificates
Series 2006-C2, Class A3
5.65%, 03/15/2039 (D)	100,000	111,119
Series 2010-11R, Class A6
1.20%, 06/28/2047 - 144A (D)	940,988	889,093
Series 2011-16R, Class 7A3
3.50%, 12/27/2036 - 144A (D)	303,240	310,067
Series 2011-1R, Class A1
1.20%, 02/27/2047 - 144A (D)	190,439	189,468
Series 2011-6R, Class 3A1
2.95%, 07/28/2036 - 144A (D)	68,641	67,559
Series 2011-7R, Class A1
1.45%, 08/28/2047 - 144A (D)	203,642	202,557
Series 2011-9R, Class A1
2.20%, 03/27/2046 - 144A (D)	182,923	183,929
Series 2012-3R, Class 1A1
3.25%, 07/27/2037 - 144A (D)	224,513	225,798
CW Capital Cobalt, Ltd.
Series 2006-C1, Class A4
5.22%, 08/15/2048	75,000	83,695
Series 2006-C1, Class AM
5.25%, 08/15/2048	300,000	322,249
DBRR Trust
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	97,824	98,087
Series 2013-EZ2, Class A
0.85%, 02/25/2045 - 144A (D)	399,493	399,278
Deutsche Mortgage Securities, Inc.
Series 2009-RS2, Class 4A1
0.33%, 04/26/2037 - 144A (D)	16,191	15,827
Fontainebleau Miami Beach Trust
Series 2012-FBLU, Class A
2.89%, 05/05/2027 - 144A	191,079	194,788
GMAC Mortgage Corp., Loan Trust
Series 2004-J5, Class A7
6.50%, 01/25/2035	68,823	73,040
GS Mortgage Securities Trust
2.32%, 01/10/2018	100,000	102,499
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF
0.55%, 09/25/2035 - 144A (D)	106,652	91,701
GSR Mortgage Loan Trust
Series 2003-10, Class 1A1
4.67%, 10/25/2033 (D)	77,733	77,506
Series 2004-6F, Class 2A4
5.50%, 05/25/2034	232,153	245,498
Series 2004-8F, Class 2A3
6.00%, 09/25/2034	114,804	120,077
Impac CMB Trust
Series 2005-4, Class 2A1
0.50%, 05/25/2035 (D)	107,841	106,289
Impac Secured Assets CMN Owner Trust
Series 2003-3, Class A1
4.20%, 08/25/2033 (D)	158,772	163,000

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Impac Secured Assets CMN Owner Trust (continued)
Series 2006-1, Class 2A1
0.55%, 05/25/2036 (D)	$146,530	$144,630
Series 2006-2, Class 2A1
0.55%, 08/25/2036 (D)	66,764	64,692
JPMorgan Chase Commercial Mortgage Pass- Through Certificate
Series 2003-PM1A, Class A4
5.33%, 08/12/2040 (D)	105,112	105,602
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A4
4.40%, 01/12/2039	124,097	127,339
Series 2004-CB9, Class A4
5.59%, 06/12/2041 (D)	99,728	104,589
Series 2006-CB15, Class A4
5.81%, 06/12/2043 (D)	100,000	111,878
Series 2006-CB16, Class A4
5.55%, 05/12/2045	125,000	140,878
Series 2006-LDP9, Class A3SF
0.36%, 05/15/2047 (D)	100,000	99,479
JPMorgan Chase Commercial Mortgage Securities Corp., IO
Series 2006-LDP8, Class X
0.54%, 05/15/2045 (D)	3,491,502	52,222
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1
4.73%, 02/25/2034 (D)	68,114	68,299
Series 2006-A2, Class 5A3
2.90%, 11/25/2033 (D)	122,399	124,602
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2
3.99%, 02/15/2036 - 144A	192,000	196,799
LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A4
5.12%, 11/15/2032 (D)	179,687	181,563
Series 2004-C2, Class A4
4.37%, 03/15/2036	107,000	109,832
Series 2007-C2, Class A3
5.43%, 02/15/2040	200,000	225,369
LVII Resecuritization Trust
Series 2009-2, Class M3
5.35%, 09/27/2037 - 144A (D)	200,000	206,152
Series 2009-3, Class M3
5.78%, 11/27/2037 - 144A (D)	100,000	104,055
Master Seasoned Securities Trust
Series 2004-2, Class A2
6.50%, 08/25/2032	305,401	346,760
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1
2.67%, 04/21/2034 (D)	212,524	220,472
Series 2004-13, Class 3A7
2.63%, 11/21/2034 (D)	99,806	103,877
MASTR Alternative Loan Trust
Series 2004-4, Class 1A1
5.50%, 05/25/2034	128,668	135,111
Series 2004-5, Class 5A1
4.75%, 06/25/2019	77,977	79,054
MASTR Alternative Loan Trust, PO
Series 2003-8, Class 15
Zero Coupon, 11/25/2018	342,657	333,582
MASTR Asset Securitization Trust
Series 2003-10, Class 3A1
5.50%, 11/25/2033	122,957	129,712
Series 2003-11, Class 9A6
5.25%, 12/25/2033	230,742	240,591
Series 2003-7, Class 1A1
5.50%, 09/25/2033	251,465	265,194

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Merrill Lynch Mortgage Investors Trust
Series 2003-H, Class A1
0.84%, 01/25/2029 (D)	$234,545	$230,113
Merrill Lynch/Countrywide Commercial Mortgage Trust, IO
Series 2006-4, Class XC
0.19%, 12/12/2049 - 144A (D)	2,223,565	26,478
Morgan Stanley Capital I Trust
Series 2004-HQ4, Class A7
4.97%, 04/14/2040	125,000	130,204
Morgan Stanley Capital I Trust, IO
Series 2006-IQ12, Class X1
0.16%, 12/15/2043 - 144A (D)	2,905,004	40,179
Series 2007-HQ11, Class X
0.24%, 02/12/2044 - 144A (D)	5,047,332	30,097
Morgan Stanley Re-REMIC Trust
0.25%, 07/27/2049 - 144A	100,000	83,250
Series 2009-IO, Class A2
5.00%, 07/17/2056 - 144A	134,976	136,454
Series 2010-C30A, Class A3A
3.25%, 12/17/2043 - 144A	44,020	43,987
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	114,643	115,789
Series 2012-XA, Class A
2.00%, 07/27/2049 - 144A	785,620	795,440
Series 2012-XA, Class B
1.00%, 03/27/2051 - 144A	241,270	239,006
Morgan Stanley Re-REMIC Trust, PO
Series 2009-IO, Class B
Zero Coupon, 07/17/2056 - 144A	250,000	233,675
NorthStar Mortgage Trust
Series 2012-1, Class A
1.40%, 08/25/2029 - 144A (D)	250,952	250,952
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 2A1
2.77%, 05/25/2035 (D)	116,176	118,096
RALI Trust
Series 2003-QS13, Class A2
4.00%, 07/25/2033	441,335	416,983
Series 2003-QS13, Class A5
0.85%, 07/25/2033 (D)	218,214	206,645
Series 2004-QA4, Class NB3
4.11%, 09/25/2034 (D)	69,209	62,159
RAMP Trust
Series 2004-RS11, Class M1
0.82%, 11/25/2034 (D)	259,617	253,712
Series 2004-RZ1, Class M1
4.32%, 03/25/2034	201,356	207,790
Series 2006-RZ1, Class A3
0.50%, 03/25/2036 (D)	300,000	278,820
RBSCF Trust
Series 2013-SMV, Class A
3.26%, 03/11/2031 - 144A	160,000	164,354
RCMC LLC
Series 2012-CRE1, Class A
5.62%, 11/15/2044 - 144A	232,343	232,312
Sequoia Mortgage Trust
Series 10, Class 1A
1.00%, 10/20/2027 (D)	206,270	201,403
Series 2003-1, Class 1A
0.96%, 04/20/2033 (D)	103,826	99,906
Series 2003-2, Class A1
0.86%, 06/20/2033 (D)	177,494	175,052
Series 2004-11, Class A1
0.50%, 12/20/2034 (D)	137,821	131,065
Series 2004-5, Class A2
0.72%, 06/20/2034 (D)	411,108	388,119

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Springleaf Mortgage Loan Trust
Series 2011-1A, Class A1
4.05%, 01/25/2058 - 144A (D)	$69,523	$71,995
Series 2011-1A, Class A2
5.45%, 01/25/2058 - 144A (D)	200,000	210,404
Series 2012-1A, Class A
2.67%, 09/25/2057 - 144A (D)	131,648	133,105
Series 2012-1A, Class M3
6.00%, 09/25/2057 - 144A (D)	150,000	155,938
Series 2012-2A, Class A
2.22%, 10/25/2057 - 144A (D)	415,902	421,433
Series 2012-2A, Class M2
4.61%, 10/25/2057 - 144A (D)	500,000	499,820
Series 2012-2A, Class M4
6.00%, 10/25/2057 - 144A (D)	100,000	102,940
Series 2012-3A, Class A
1.57%, 12/25/2059 - 144A (D)	372,844	374,008
Series 2012-3A, Class M1
2.66%, 12/25/2059 - 144A (D)	100,000	100,404
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-4, Class 5A
5.01%, 04/25/2034 (D)	55,593	54,495
Series 2004-6, Class 5A4
4.90%, 06/25/2034 (D)	100,000	102,555
Structured Asset Mortgage Investments, Inc.
Series 2004-AR5, Class 1A1
0.86%, 10/19/2034 (D)	86,911	86,105
Series 2005-AR5, Class A3
0.45%, 07/19/2035 (D)	374,189	367,670
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1
0.84%, 09/25/2043 (D)	145,462	144,418
Series 2004-3, Class A
0.94%, 09/25/2044 (D)	321,814	308,505
UBS-BAMLL Trust
Series 2012-WRM, Class A
3.66%, 06/10/2030 - 144A	174,000	180,738
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.53%, 05/10/2063	104,000	109,873
UBS-Barclays Commercial Mortgage Trust, IO
Series 2012-C2, Class XA
1.82%, 05/10/2063 - 144A (D)	772,750	80,133
Vericrest Opportunity Loan Transferee
Series 2012-NL2A, Class A1
2.49%, 02/26/2052 - 144A	295,935	296,793
Series 2012-NL3A, Class A
2.73%, 11/25/2060 - 144A (D)	606,182	606,510
Series 2013-1A, Class A
3.11%, 11/25/2050 - 144A (D)	290,302	290,302
VNO Mortgage Trust
Series 2012-6AVE, Class A
3.00%, 11/15/2030 - 144A	194,235	195,540
Wachovia Bank Commercial Mortgage Trust
Series 2003-C9, Class A4
5.01%, 12/15/2035 (D)	138,167	140,491
Series 2004-C11, Class A5
5.22%, 01/15/2041 (D)	116,000	120,607
Series 2005-C22, Class A4
5.28%, 12/15/2044 (D)	250,000	274,490

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Wachovia Bank Commercial Mortgage Trust, IO
Series 2006-C24, Class XC
0.05%, 03/15/2045 - 144A (D)	$10,526,685	$42,549
WaMu Mortgage Pass-Through Certificates
Series 2003-AR10, Class A7
2.51%, 10/25/2033 (D)	108,156	110,937
Series 2003-AR11, Class A6
2.47%, 10/25/2033 (D)	213,792	217,975
Series 2003-AR5, Class A7
2.45%, 06/25/2033 (D)	166,347	169,804
Series 2003-AR6, Class A1
2.44%, 06/25/2033 (D)	234,663	240,731
Series 2003-AR7, Class A7
2.32%, 08/25/2033 (D)	218,552	218,487
Series 2003-S3, Class 1A4
5.50%, 06/25/2033	89,257	93,261
Series 2004-CB2, Class 7A
5.50%, 08/25/2019	86,103	89,667
Series 2004-CB3, Class 3A
5.50%, 10/25/2019	109,564	115,667
Wells Fargo Commercial Mortgage Trust
1.00%, 03/18/2028	400,000	405,786
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 (D)	191,831	193,718
Series 2004-8, Class A1
5.00%, 08/25/2019	38,075	39,236
Series 2004-I, Class 1A1
2.78%, 07/25/2034 (D)	435,396	443,252
Series 2004-P, Class 2A1
2.62%, 09/25/2034 (D)	203,049	204,752
Series 2004-R, Class 2A1
2.62%, 09/25/2034 (D)	103,395	105,033
Series 2005-AR8, Class 2A1
2.74%, 06/25/2035 (D)	79,212	80,976
Series 2005-AR9, Class 2A1
2.75%, 10/25/2033 (D)	84,319	84,612
Wells Fargo Mortgage Loan Trust
Series 2012-RR1, Class A1
2.85%, 08/27/2037 - 144A (D)	74,249	75,316
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 - 144A	344,100	344,424
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class A4
4.38%, 03/15/2044 - 144A	100,000	112,769
Series 2012-C6, Class A4
3.44%, 04/15/2045	200,000	212,805

Total Mortgage-Backed Securities (cost $31,679,297)		32,337,991

ASSET-BACKED SECURITIES - 3.9%
Ireland - 0.0% (E)
Trafigura Securitisation Finance PLC
Series 2012-1A, Class A
2.60%, 10/15/2015 - 144A (D)	229,000	233,831
United States - 3.9%
Aames Mortgage Investment Trust
Series 2005-3, Class M1
0.73%, 08/25/2035 - 144A (D)	302,443	246,161
Academic Loan Funding Trust
Series 2012-1A, Class A1
1.00%, 12/27/2022 - 144A (D)	154,718	156,509

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Ally Auto Receivables Trust
Series 2012-1, Class A3
0.93%, 02/16/2016 (D)	$89,000	$89,442
Series 2012-3, Class A3
0.85%, 08/15/2016 - 144A	104,000	104,555
Series 2012-4, Class A2
0.48%, 05/15/2015	259,000	259,125
Series 2012-5, Class A2
0.45%, 07/15/2015	248,000	248,051
American Credit Acceptance Receivables Trust
Series 2012-1, Class A2
3.04%, 10/15/2015 - 144A	42,357	42,666
Series 2012-2, Class A
1.89%, 07/15/2016 - 144A	153,246	153,825
Series 2012-3, Class A
1.64%, 11/15/2016 - 144A	119,869	119,862
Series 2013-1, Class A
1.45%, 04/16/2018 - 144A	338,000	337,982
AmeriCredit Automobile Receivables Trust
Series 2011-3, Class A2
0.84%, 11/10/2014	4,569	4,570
Series 2011-4, Class A2
0.92%, 03/09/2015	7,554	7,560
Series 2011-4, Class A3
1.17%, 05/09/2016	94,000	94,512
Series 2011-5, Class A3
1.55%, 07/08/2016	99,588	100,610
Series 2012-1, Class A2
0.91%, 10/08/2015	382,013	382,787
Series 2012-3, Class A2
0.71%, 12/08/2015	131,352	131,518
Series 2012-3, Class A3
0.96%, 01/09/2017	62,000	62,349
Series 2012-4, Class A2
0.49%, 04/08/2016	135,974	136,016
Series 2013-1, Class A2
0.49%, 06/08/2016	98,000	98,023
Series 2013-1, Class A3
0.61%, 10/10/2017	26,000	26,004
Bank of America Auto Trust
Series 2012-1, Class A3
0.78%, 06/15/2016	118,000	118,420
BMW Vehicle Lease Trust
Series 2012-1, Class A3
0.75%, 02/20/2015	109,000	109,277
Series 2013-1, Class A2
0.40%, 01/20/2015	146,000	145,903
Series 2013-1, Class A3
0.54%, 09/21/2015	48,000	47,970
BXG Receivables Note Trust
Series 2012-A, Class A
2.66%, 12/02/2027 - 144A	104,469	104,465
Cabela’s Master Credit Card Trust
Series 2012-1A, Class A1
1.63%, 02/18/2020 - 144A	100,000	102,335
Capital Auto Receivables Asset Trust
Series 2013-1, Class A2
0.62%, 07/20/2016	106,000	106,042
CarMax Auto Owner Trust
Series 2011-3, Class A3
1.07%, 06/15/2016	202,000	203,246
Series 2013-1, Class A3
0.60%, 10/16/2017	226,000	225,689
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-2, Class 2A2
0.76%, 02/25/2033 (D)	131,176	123,798

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
CNH Equipment Trust
Series 2011-A, Class A3
1.20%, 05/16/2016	$22,380	$22,480
Series 2011-A, Class A4
2.04%, 10/17/2016	53,000	54,216
Series 2012-A, Class A2
0.65%, 07/15/2015	14,461	14,471
Series 2012-A, Class A3
0.94%, 05/15/2017	99,000	99,524
Concord Funding Co. LLC
Series 2012-2, Class A
3.15%, 01/15/2017 - 144A	400,000	400,000
Series 2013-1, Class A
2.42%, 02/15/2015 - 144A	150,000	150,000
CPS Auto Trust
Series 2011-B, Class A
3.68%, 09/17/2018 - 144A	105,722	108,818
Series 2011-C, Class A
4.21%, 03/15/2019 - 144A	62,067	64,558
Series 2012-A, Class A
2.78%, 06/17/2019 - 144A	55,284	56,361
Series 2012-B, Class A
2.52%, 09/16/2019 - 144A	224,221	224,914
Series 2012-C, Class A
1.82%, 12/16/2019 - 144A	111,002	111,516
Series 2012-D, Class A
1.48%, 03/16/2020 - 144A	102,414	102,730
Series 2013-A, Class A
1.31%, 06/15/2020 - 144A	215,000	214,873
DT Auto Owner Trust
Series 2012-2A, Class A
0.91%, 11/16/2015 - 144A	55,958	55,986
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 06/15/2017 - 144A	132,348	132,697
First Investors Auto Owner Trust
Series 2012-2A, Class A2
1.47%, 05/15/2018 - 144A	136,846	137,033
Series 2013-1A, Class A2
0.90%, 10/15/2018 - 144A	63,000	62,964
Ford Credit Auto Owner Trust
Series 2012-A, Class A3
0.84%, 08/15/2016	105,000	105,425
Series 2012-B, Class A3
0.72%, 12/15/2016	100,000	100,300
Ford Credit Floorplan Master Owner Trust
Series 2013-1, Class A2
0.58%, 01/15/2018 (D)	112,000	111,937
Fortress Opportunities Residential Transaction
Series 2011-1A, Class A1
7.21%, 10/25/2047 - 144A (D)	66,610	67,019
GE Equipment Transportation LLC
Series 2012-2, Class A2
0.47%, 04/24/2015	76,000	76,017
HLSS Servicer Advance Receivables Backed Notes
Series 2012-T2, Class A1
1.34%, 10/15/2043 - 144A	340,000	340,850
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	146,000	148,832
Series 2013-T1, Class A1
0.90%, 01/15/2044 - 144A	321,000	321,321
Series 2013-T1, Class A2
1.50%, 01/16/2046 - 144A	210,000	211,428
Series 2013-T1, Class B2
1.74%, 01/16/2046 - 144A	124,000	124,465

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Honda Auto Receivables Owner Trust
Series 2012-1, Class A3
0.77%, 01/15/2016	$94,000	$94,319
Series 2012-1, Class A4
0.97%, 04/16/2018	79,000	79,636
Series 2012-2, Class A3
0.70%, 02/16/2016 (D)	83,000	83,282
Series 2013-1, Class A2
0.35%, 06/22/2015	170,000	169,952
Huntington Auto Trust
Series 2012-1, Class A3
0.81%, 09/15/2016	100,000	100,373
Hyundai Auto Receivables Trust
Series 2011-B, Class A3
1.04%, 09/15/2015	43,173	43,365
Series 2011-B, Class A4
1.65%, 02/15/2017	57,000	57,969
Series 2012-A, Class A3
0.72%, 03/15/2016	104,000	104,326
Series 2012-B, Class A2
0.54%, 01/15/2015	134,758	134,850
Series 2012-B, Class A3
0.62%, 09/15/2016	85,000	85,102
Series 2013-A, Class A2
0.40%, 12/15/2015	300,000	299,915
Series 2013-A, Class A4
0.75%, 09/17/2018	200,000	199,926
John Deere Owner Trust
Series 2012-B, Class A2
0.43%, 02/17/2015	146,000	146,068
Series 2012-B, Class A4
0.69%, 01/15/2019	182,000	181,961
Macquarie Equipment Funding Trust
Series 2012-A, Class A2
0.61%, 04/20/2015 - 144A	250,000	249,855
Madison Avenue Manufactured Housing Contract
Series 2002-A, Class M2
2.45%, 03/25/2032 (D)	250,000	251,393
Mercedes-Benz Auto Receivables Trust
Series 2011-1, Class A3
0.85%, 03/16/2015	72,712	72,856
Series 2012-1, Class A2
0.37%, 03/16/2015	83,000	83,021
MMCA Automobile Trust
Series 2012-A, Class A4
1.57%, 08/15/2017 - 144A	250,000	252,539
Nationstar Agency Advance Funding Trust
Series T1A, Class AT1
1.00%, 02/15/2045 - 144A	169,000	169,230
Series T2A, Class AT2
1.89%, 02/18/2048 - 144A	100,000	100,691
Nissan Auto Lease Trust
Series 2012-B, Class A2A
0.45%, 06/15/2015	157,000	157,054
Nissan Auto Receivables Owner Trust
Series 2013-A, Class A2
0.37%, 09/15/2015	207,000	206,941
NYMT Residential, LLC
Series 2012-RP1A
4.25%, 12/25/2017 - 144A (D)	400,000	400,000
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-MCW1, Class M1
1.14%, 10/25/2034 (D)	194,127	189,697
PennyMac Loan Trust
Series 2011-NPL1, Class A

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
PennyMac Loan Trust (continued)
5.25%, 09/25/2051 - 144A (D)	$26,577	$26,595
Series 2012-NPL1, Class A
3.42%, 05/28/2052 - 144A (D)	136,586	137,193
Real Estate Asset Trust
Series 2012-3A, Class A1
2.73%, 11/25/2042 - 144A (D)	253,931	253,931
Resort Finance America, LLC
Series 2011-1, Class A1
5.75%, 09/05/2018 - 144A	659,310	659,310
Series 2012-1, Class A1
6.25%, 07/05/2018	338,013	338,013
RMAT
Series 2012-1A, Class A1
2.73%, 08/26/2052 - 144A (D)	179,278	178,713
Santander Drive Auto Receivables Trust
Series 2010-A, Class A4
2.39%, 06/15/2017 - 144A	100,000	101,861
Series 2011-1, Class B
2.35%, 11/16/2015	200,000	202,768
Series 2011-S2A, Class B
2.06%, 06/15/2017 - 144A	10,614	10,661
Series 2011-S2A, Class D
3.35%, 06/15/2017 - 144A	104,888	105,706
Series 2012-1, Class A2
1.25%, 04/15/2015	52,450	52,587
Series 2012-1, Class A3
1.49%, 10/15/2015	62,000	62,491
Series 2012-2, Class A2
0.91%, 05/15/2015	40,937	41,020
Series 2012-2, Class A3
1.22%, 12/15/2015	40,000	40,237
Series 2012-3, Class A3
1.08%, 04/15/2016	33,000	33,124
Series 2012-5, Class A2
0.57%, 12/15/2015	132,470	132,532
Series 2012-5, Class A3
0.83%, 12/15/2016	120,000	120,319
Series 2013-1, Class A2
0.48%, 02/16/2016	216,000	215,999
SNAAC Auto Receivables Trust
Series 2012-1A, Class A
1.78%, 06/15/2016 - 144A	24,836	24,978
Soundview Home Equity Loan Trust
Series 2003-2, Class M2
2.68%, 11/25/2033 (D)	158,490	150,116
Springleaf Funding Trust
Series 2013-AA, Class A
2.58%, 09/15/2021 - 144A	700,000	693,000
Stanwich Mortgage Loan Trust
Series 2012-NPL4, Class A
2.98%, 09/15/2042 - 144A	421,578	422,439
Series 2012-NPL5, Class A
2.98%, 10/18/2042 - 144A	548,740	549,596
Series 2013-NPL1, Class A
2.98%, 02/16/2043 - 144A	482,356	485,380
Structured Asset Securities Corp.
Series 2003-15A, Class 2A1
2.71%, 04/25/2033 (D)	120,107	118,245
Series 2003-30, Class 1A5
5.50%, 10/25/2033	115,309	119,683
Series 2003-37A, Class 2A
4.77%, 12/25/2033 (D)	24,736	24,584
United Auto Credit Securitization Trust
Series 2012-1, Class A2
1.10%, 03/16/2015 - 144A	130,000	130,027

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
USAA Auto Owner Trust
Series 2012-1, Class A2
0.38%, 06/15/2015	$41,000	$40,972
Volkswagen Auto Loan Enhanced Trust
Series 2012-1, Class A3
0.85%, 08/22/2016	128,000	128,608
VOLT LLC
Series 2012-1A, Class A1
4.95%, 04/25/2017 - 144A	322,642	328,655
Series 2012-RLF1, Class A
3.48%, 12/25/2017 - 144A	456,611	456,611
Series 2012-RP2A, Class A1
4.70%, 06/26/2017 - 144A	180,003	184,215
Series 2012-RP3A, Class A
3.48%, 11/27/2017 - 144A	173,173	173,893
Westgate Resorts LLC
Series 2012-1, Class A
4.50%, 09/20/2025 - 144A	224,082	229,124
Series 2012-2A, Class A
3.00%, 01/20/2025 - 144A	202,269	203,976
Series 2012-3A, Class A
2.50%, 03/20/2025 - 144A	221,669	221,946
Westlake Automobile Receivables Trust
Series 2011-1A, Class A3
1.49%, 06/16/2014 - 144A	14,328	14,350
World Omni Auto Receivables Trust
Series 2012-A, Class A2
0.52%, 06/15/2015	92,554	92,651
Series 2012-A, Class A3
0.64%, 02/15/2017	73,000	73,282
Series 2012-B, Class A2
0.43%, 11/16/2015	205,000	205,025
World Omni Automobile Lease Securitization Trust
Series 2012-A, Class A2
0.71%, 01/15/2015	65,972	66,049
Series 2012-A, Class A3
0.93%, 11/16/2015	38,000	38,184

Total Asset-Backed Securities (cost $19,569,230)		19,746,808

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
United States - 0.1%
City of Los Angeles Department of Airports
6.58%, 05/15/2039	25,000	32,237
Ohio State University
4.80%, 06/01/2111	91,000	96,984
Port Authority of New York & New Jersey
4.46%, 10/01/2062	210,000	209,790
State of California - Build America Bonds
7.30%, 10/01/2039	80,000	111,492

Total Municipal Government Obligations (cost $435,784)		450,503

CORPORATE DEBT SECURITIES - 11.2%
Australia - 0.4%
Australia & New Zealand Banking Group, Ltd.
2.40%, 11/23/2016 - 144A	272,000	285,709
BHP Billiton Finance USA, Ltd.
3.25%, 11/21/2021	80,000	84,511
4.13%, 02/24/2042	70,000	70,410
Commonwealth Bank of Australia
2.25%, 03/16/2017 - 144A (A)	250,000	261,425
Macquarie Bank, Ltd.
3.45%, 07/27/2015 - 144A (A)	100,000	104,199
Series 2011-AA, Class A3

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Australia (continued)
Macquarie Bank, Ltd. (continued)
5.00%, 02/22/2017 - 144A	$241,000	$265,960
Macquarie Group, Ltd.
6.00%, 01/14/2020 - 144A	30,000	32,913
7.30%, 08/01/2014 - 144A	70,000	74,998
7.63%, 08/13/2019 - 144A	80,000	96,632
National Australia Bank, Ltd.
2.00%, 06/20/2017 - 144A	300,000	310,920
3.00%, 07/27/2016 - 144A	200,000	211,451
Rio Tinto Finance USA, Ltd.
3.75%, 09/20/2021	20,000	21,069
4.13%, 05/20/2021	80,000	86,394
Westpac Banking Corp.
2.45%, 11/28/2016 - 144A	200,000	210,480
Bermuda - 0.0% (E)
Weatherford International, Ltd.
6.75%, 09/15/2040	60,000	66,104
9.88%, 03/01/2039	90,000	129,455
Canada - 0.8%
Anadarko Finance Co.
7.50%, 05/01/2031	190,000	251,801
Bank of Montreal
Series 2010-2, Class A4
1.40%, 09/11/2017	139,000	139,209
Series 2012-1, Class A3
2.55%, 11/06/2022	247,000	241,854
Bank of Nova Scotia
1.38%, 12/18/2017	250,000	249,998
2.55%, 01/12/2017	100,000	104,759
Burlington Resources Finance Co.
7.40%, 12/01/2031	150,000	209,720
Canadian Imperial Bank of Commerce
0.90%, 10/01/2015	45,000	45,149
1.55%, 01/23/2018	98,000	98,657
Canadian Natural Resources, Ltd.
6.25%, 03/15/2038	30,000	36,386
6.45%, 06/30/2033	80,000	97,554
7.20%, 01/15/2032	50,000	65,254
CDP Financial, Inc.
4.40%, 11/25/2019 - 144A	250,000	286,231
Cenovus Energy, Inc.
3.00%, 08/15/2022	28,000	28,024
EnCana Corp.
6.50%, 08/15/2034	40,000	46,601
Hydro-Quebec
8.40%, 01/15/2022	40,000	57,107
9.40%, 02/01/2021	220,000	325,932
Petro-Canada
5.35%, 07/15/2033	50,000	55,399
Placer Dome, Inc.
6.45%, 10/15/2035	180,000	206,258
Royal Bank of Canada
1.20%, 09/19/2017 (A)	246,000	246,800
Royal Bank of Canada, Series GMTN
2.30%, 07/20/2016	55,000	57,397
Suncor Energy, Inc.
5.95%, 12/01/2034	150,000	179,190
Talisman Energy, Inc.
5.50%, 05/15/2042	50,000	52,004
5.85%, 02/01/2037	60,000	64,943
6.25%, 02/01/2038	60,000	67,795
7.75%, 06/01/2019	40,000	50,703
Teck Resources, Ltd.
4.50%, 01/15/2021	100,000	106,344
Thomson Reuters Corp.
3.95%, 09/30/2021	46,000	49,616

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Canada (continued)
Toronto-Dominion Bank
1.50%, 03/13/2017 - 144A	$230,000	$235,561
2.20%, 07/29/2015 - 144A	100,000	103,760
Toronto-Dominion Bank, Series GMTN
2.50%, 07/14/2016	57,000	59,745
Total Capital Canada, Ltd.
0.68%, 01/15/2016 (D)	60,000	60,266
TransCanada PipeLines, Ltd.
2.50%, 08/01/2022	65,000	63,361
7.25%, 08/15/2038	100,000	138,671
Cayman Islands - 0.1%
Hutchison Whampoa International 12 II, Ltd.
3.25%, 11/08/2022 - 144A (A)	200,000	197,250
Noble Holding International, Ltd.
3.95%, 03/15/2022 (A)	7,000	7,208
5.25%, 03/15/2042	25,000	25,148
Petrobras International Finance Co.
5.38%, 01/27/2021	36,000	38,844
6.75%, 01/27/2041	100,000	113,029
Petrobras International Finance Co. - Pifco
7.88%, 03/15/2019	160,000	194,663
Transocean, Inc.
3.80%, 10/15/2022 (A)	33,000	32,509
6.38%, 12/15/2021	12,000	13,971
7.35%, 12/15/2041	10,000	12,073
7.50%, 04/15/2031	25,000	30,029
Curaçao - 0.0% (E)
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	80,000	85,136
France - 0.1%
France Telecom SA
2.75%, 09/14/2016	17,000	17,767
8.50%, 03/01/2031	60,000	84,386
Total Capital International SA
0.75%, 01/25/2016	18,000	18,043
1.55%, 06/28/2017 (A)	38,000	38,619
2.88%, 02/17/2022	57,000	58,667
Total Capital SA
4.25%, 12/15/2021	70,000	79,763
Germany - 0.0% (E)
Deutsche Bank AG
6.00%, 09/01/2017	80,000	94,914
Ireland - 0.0% (E)
XL Group PLC
6.38%, 11/15/2024	100,000	121,277
Japan - 0.1%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.35%, 02/23/2017 - 144A	200,000	207,590
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	47,000	47,266
Luxembourg - 0.0% (E)
Schlumberger Investment SA
3.30%, 09/14/2021 - 144A	23,000	24,558
Tyco International Finance SA
8.50%, 01/15/2019	100,000	128,964
Mexico - 0.1%
America Movil SAB de CV
3.13%, 07/16/2022	200,000	196,130
5.00%, 10/16/2019	150,000	170,111
Netherlands - 0.2%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/2017	45,000	48,178
3.88%, 02/08/2022	79,000	83,334

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Netherlands (continued)
Deutsche Telekom International Finance BV
2.25%, 03/06/2017 - 144A	$150,000	$153,665
8.75%, 06/15/2030	30,000	42,481
Heineken NV
1.40%, 10/01/2017 - 144A	60,000	59,727
ING Bank NV
3.75%, 03/07/2017 - 144A	200,000	213,126
Koninklijke Philips Electronics NV
3.75%, 03/15/2022	85,000	90,873
Shell International Finance BV
1.13%, 08/21/2017	42,000	42,161
4.30%, 09/22/2019	50,000	57,915
Norway - 0.1%
Statoil ASA
1.20%, 01/17/2018	44,000	44,153
2.45%, 01/17/2023	58,000	57,057
3.15%, 01/23/2022	20,000	21,186
4.25%, 11/23/2041	16,000	16,650
5.25%, 04/15/2019	100,000	120,624
Singapore - 0.1%
Oversea-Chinese Banking Corp., Ltd.
1.63%, 03/13/2015 - 144A	200,000	202,959
Sweden - 0.1%
Nordea Bank AB
3.13%, 03/20/2017 - 144A	250,000	264,350
4.88%, 05/13/2021 - 144A	200,000	216,490
Skandinaviska Enskilda Banken AB
1.75%, 03/19/2018 - 144A	200,000	199,900
Switzerland - 0.1%
Credit Suisse
5.30%, 08/13/2019	100,000	117,883
UBS AG
5.75%, 04/25/2018	220,000	260,625
United Kingdom - 0.4%
BAE Systems PLC
5.80%, 10/11/2041 - 144A	25,000	28,948
Barclays Bank PLC
2.25%, 05/10/2017 - 144A	200,000	208,540
5.13%, 01/08/2020 (A)	100,000	115,036
5.20%, 07/10/2014	100,000	105,419
BP Capital Markets PLC
1.38%, 11/06/2017	53,000	53,070
1.85%, 05/05/2017	71,000	72,781
3.25%, 05/06/2022	77,000	79,551
3.56%, 11/01/2021	100,000	106,166
4.50%, 10/01/2020	50,000	57,130
Diageo Capital PLC
1.50%, 05/11/2017	76,000	77,048
HSBC Bank PLC
1.63%, 07/07/2014 - 144A (A)	200,000	203,032
3.10%, 05/24/2016 - 144A	150,000	159,506
3.50%, 06/28/2015 - 144A	150,000	158,689
HSBC Holdings PLC
4.00%, 03/30/2022	163,000	175,376
4.88%, 01/14/2022	100,000	114,218
5.10%, 04/05/2021	70,000	80,883
Rio Tinto Finance USA PLC
1.63%, 08/21/2017	58,000	58,516
SABMiller PLC
5.70%, 01/15/2014 - 144A	50,000	51,979
Schlumberger Oilfield UK PLC
4.20%, 01/15/2021 - 144A	70,000	79,006

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
Vodafone Group PLC
1.50%, 02/19/2018	$80,000	$79,794
1.63%, 03/20/2017	100,000	101,000
United States - 8.6%
ABB Finance USA, Inc.
1.63%, 05/08/2017	16,000	16,223
2.88%, 05/08/2022	23,000	23,343
4.38%, 05/08/2042	12,000	12,599
AbbVie, Inc.
1.75%, 11/06/2017 - 144A	161,000	162,958
ADT Corp.
4.13%, 06/15/2023 - 144A	192,000	199,224
4.88%, 07/15/2042 - 144A	20,000	18,998
Series 2006-1A, Class A1
3.50%, 07/15/2022 - 144A	25,000	24,922
Aetna, Inc.
4.50%, 05/15/2042	10,000	10,112
6.75%, 12/15/2037	70,000	93,206
Aflac, Inc.
4.00%, 02/15/2022	57,000	61,366
8.50%, 05/15/2019	30,000	40,545
AGL Capital Corp.
3.50%, 09/15/2021	182,000	195,714
6.38%, 07/15/2016	50,000	58,386
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 - 144A	150,000	200,057
Alabama Power Co.
6.00%, 03/01/2039	38,000	48,524
American Airlines Pass-Through Trust
8.63%, 04/15/2023	32,905	34,221
American Electric Power Co., Inc.
1.65%, 12/15/2017	26,000	26,088
American Express Co.
2.65%, 12/02/2022	103,000	100,935
7.00%, 03/19/2018	120,000	149,843
American Express Credit Corp., Series MTN
2.80%, 09/19/2016	39,000	41,295
American Honda Finance Corp.
1.60%, 02/16/2018 - 144A	200,000	202,395
American Water Capital Corp.
6.09%, 10/15/2017	70,000	83,591
Amgen, Inc.
3.88%, 11/15/2021	30,000	32,744
5.15%, 11/15/2041	80,000	85,842
5.65%, 06/15/2042	31,000	35,828
6.40%, 02/01/2039	38,000	47,205
Series 2013-1, Class A3
5.70%, 02/01/2019	50,000	59,960
Anheuser-Busch InBev Worldwide, Inc.
1.50%, 07/14/2014	18,000	18,207
8.20%, 01/15/2039	20,000	32,169
ANR Pipeline Co.
9.63%, 11/01/2021	70,000	105,119
Aon Corp.
3.13%, 05/27/2016	29,000	30,624
Apache Corp.
2.63%, 01/15/2023 (A)	77,000	74,889
3.25%, 04/15/2022	19,000	19,709
4.75%, 04/15/2043	23,000	23,516
6.90%, 09/15/2018	50,000	62,870
Appalachian Power Co.
6.70%, 08/15/2037	55,000	71,045
Series L
5.80%, 10/01/2035	25,000	29,372

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Arizona Public Service Co.
4.50%, 04/01/2042	$8,000	$8,400
5.05%, 09/01/2041	23,000	25,895
Arrow Electronics, Inc.
3.00%, 03/01/2018	21,000	21,186
3.38%, 11/01/2015	75,000	77,873
Series 2004-1, Class AV2
7.50%, 01/15/2027	110,000	133,578
Associates Corp.
6.95%, 11/01/2018 (D)	225,000	274,788
AT&T, Inc.
0.80%, 12/01/2015	49,000	48,902
4.30%, 12/15/2042 - 144A	226,000	210,567
4.35%, 06/15/2045 - 144A	110,000	102,260
4.45%, 05/15/2021	150,000	168,793
5.80%, 02/15/2019	80,000	96,476
Atmos Energy Corp.
6.35%, 06/15/2017	100,000	119,735
8.50%, 03/15/2019	126,000	170,000
BAE Systems Holdings, Inc.
6.38%, 06/01/2019 - 144A	80,000	95,803
Bank of America Corp.
2.00%, 01/11/2018	500,000	497,621
3.30%, 01/11/2023	79,000	77,899
5.00%, 05/13/2021	330,000	369,901
5.63%, 10/14/2016 - 07/01/2020	650,000	744,353
5.88%, 02/07/2042	20,000	23,761
6.50%, 08/01/2016	213,000	245,308
7.63%, 06/01/2019	200,000	254,056
Bank of America Corp., Series GMTN
4.90%, 05/01/2013	25,000	25,086
5.65%, 05/01/2018	105,000	121,465
Bank of America Corp. Series L, MTN
7.38%, 05/15/2014	25,000	26,755
Bank of New York Mellon Corp.
2.40%, 01/17/2017	119,000	124,363
3.55%, 09/23/2021	19,000	20,563
4.60%, 01/15/2020	100,000	115,528
Bank of New York Mellon Corp., Series MTN
4.15%, 02/01/2021 (A)	55,000	61,667
Barrick North America Finance LLC
4.40%, 05/30/2021	100,000	106,782
BB&T Corp.
5.20%, 12/23/2015	100,000	111,061
6.85%, 04/30/2019	60,000	76,548
BB&T Corp., Series MTN
1.60%, 08/15/2017	31,000	31,302
BellSouth Corp.
6.88%, 10/15/2031	6,000	7,243
BellSouth Telecommunications, Inc.
6.38%, 06/01/2028	160,000	193,509
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042	62,000	61,594
5.40%, 05/15/2018 (A)	200,000	238,983
Berkshire Hathaway, Inc.
3.75%, 08/15/2021 (A)	122,000	132,400
BlackRock, Inc.
3.38%, 06/01/2022	90,000	94,907
Blackstone Holdings Finance Co. LLC
5.88%, 03/15/2021 - 144A	120,000	139,095
6.25%, 08/15/2042 - 144A	65,000	73,820
Boston Gas Co.
4.49%, 02/15/2042 - 144A (A)	24,000	25,104
Boston Properties, LP
5.88%, 10/15/2019	175,000	210,571
Bunge, Ltd. Finance Corp.
8.50%, 06/15/2019	130,000	167,570

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	$33,000	$33,252
3.05%, 03/15/2022 - 09/01/2022	86,000	87,889
3.45%, 09/15/2021	40,000	42,469
4.40%, 03/15/2042	50,000	49,756
5.40%, 06/01/2041	60,000	68,255
7.95%, 08/15/2030	100,000	138,574
Capital One Bank USA NA
3.38%, 02/15/2023	300,000	297,061
Capital One Financial Corp.
1.00%, 11/06/2015	91,000	90,661
2.15%, 03/23/2015	100,000	102,051
Cargill, Inc.
3.30%, 03/01/2022 - 144A	110,000	111,836
Carolina Power & Light Co.
2.80%, 05/15/2022	32,000	32,780
3.00%, 09/15/2021	67,000	70,535
Series 2004-10, Class A5A
5.70%, 04/01/2035	100,000	120,911
Caterpillar Financial Services Corp., Series MTN
1.25%, 11/06/2017 (A)	43,000	43,086
2.85%, 06/01/2022 (A)	77,000	78,881
Caterpillar, Inc.
1.50%, 06/26/2017	35,000	35,526
2.60%, 06/26/2022	31,000	31,225
CBS Corp.
4.85%, 07/01/2042	100,000	97,251
8.88%, 05/15/2019	60,000	80,137
Celgene Corp.
1.90%, 08/15/2017	74,000	75,136
Centel Capital Corp.
9.00%, 10/15/2019	25,000	30,979
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	100,000	113,616
6.13%, 11/01/2017	30,000	35,669
CenturyLink, Inc.
7.60%, 09/15/2039	40,000	38,800
Series S
6.45%, 06/15/2021	60,000	63,600
Citigroup, Inc.
1.25%, 01/15/2016	150,000	149,819
2.25%, 08/07/2015	240,000	245,661
3.38%, 03/01/2023	77,000	77,619
4.45%, 01/10/2017	100,000	110,094
4.59%, 12/15/2015	57,000	61,786
4.75%, 05/19/2015	130,000	139,449
5.38%, 08/09/2020	50,000	58,537
6.01%, 01/15/2015	120,000	129,939
8.50%, 05/22/2019	250,000	333,062
Cleveland Electric Illuminating Co.
8.88%, 11/15/2018	70,000	93,008
CME Group, Inc.
3.00%, 09/15/2022	100,000	100,911
Comcast Cable Communications LLC
8.88%, 05/01/2017	100,000	128,996
Comcast Corp.
4.25%, 01/15/2033	139,000	139,920
6.45%, 03/15/2037	60,000	76,112
6.50%, 11/15/2035	210,000	267,452
7.05%, 03/15/2033	90,000	118,867
CommonWealth REIT
6.65%, 01/15/2018	110,000	126,149
ConAgra Foods, Inc.
1.30%, 01/25/2016	24,000	24,190
2.10%, 03/15/2018	26,000	26,448

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
ConocoPhillips
5.75%, 02/01/2019	$90,000	$110,112
ConocoPhillips Co.
1.05%, 12/15/2017	70,000	69,760
Consolidated Edison Co., of New York, Inc.
Series 2012-A
4.20%, 03/15/2042	25,000	25,722
Consumers Energy Co.
2.85%, 05/15/2022	8,000	8,267
5.65%, 04/15/2020	110,000	135,740
Continental Airlines Pass-Through Trust
4.00%, 10/29/2024 (A)	42,000	43,680
Credit Suisse USA, Inc.
5.13%, 08/15/2015	50,000	54,878
CRH America, Inc.
6.00%, 09/30/2016	22,000	25,030
Crown Castle Towers LLC
3.21%, 08/15/2015 - 144A	60,000	62,598
CSX Corp.
4.25%, 06/01/2021	23,000	25,866
7.90%, 05/01/2017	55,000	68,243
Series 2012-D, Class A
4.10%, 03/15/2044	27,000	25,506
CVS Caremark Corp.
4.13%, 05/15/2021	80,000	89,066
CVS Pass-Through Trust
5.93%, 01/10/2034 - 144A	54,502	64,416
Daimler Finance North America LLC
1.30%, 07/31/2015 - 144A	150,000	151,010
2.63%, 09/15/2016 - 144A	150,000	156,404
Danaher Corp.
3.90%, 06/23/2021	33,000	36,803
Deere & Co.
2.60%, 06/08/2022	15,000	15,109
3.90%, 06/09/2042	13,000	12,843
Delmarva Power & Light Co.
4.00%, 06/01/2042	47,000	47,895
Delta Air Lines, Inc., Pass-Through Trust
4.75%, 05/07/2020	36,000	38,970
Detroit Edison Co.
2.65%, 06/15/2022	13,000	13,214
3.95%, 06/15/2042	20,000	19,896
Devon Energy Corp.
3.25%, 05/15/2022 (A)	49,000	49,079
4.75%, 05/15/2042 (A)	24,000	23,444
6.30%, 01/15/2019	40,000	48,291
Diageo Investment Corp.
8.00%, 09/15/2022	40,000	56,516
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022	100,000	102,217
6.38%, 03/01/2041	205,000	229,478
Discovery Communications LLC
4.38%, 06/15/2021	37,000	40,789
Series 2012-2, Class A
4.95%, 05/15/2042	50,000	51,406
Dominion Resources, Inc.
4.90%, 08/01/2041	11,000	12,113
5.25%, 08/01/2033	90,000	102,962
Series D
8.88%, 01/15/2019	40,000	54,436
Series E
6.30%, 03/15/2033	50,000	63,069
Dow Chemical Co.
4.13%, 11/15/2021	26,000	27,834
5.25%, 11/15/2041	17,000	18,173
8.55%, 05/15/2019	90,000	120,975

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Duke Energy Carolinas LLC
3.90%, 06/15/2021	$100,000	$112,457
4.25%, 12/15/2041	17,000	17,427
Duke Realty, LP
6.75%, 03/15/2020	124,000	151,415
E.I. du Pont de Nemours & Co.
2.80%, 02/15/2023	30,000	30,469
4.15%, 02/15/2043	44,000	44,680
5.60%, 12/15/2036	40,000	49,178
6.00%, 07/15/2018	30,000	36,909
Eaton Corp.
1.50%, 11/02/2017 - 144A	27,000	27,077
4.00%, 11/02/2032 - 144A	21,000	20,971
6.95%, 03/20/2019	60,000	75,713
eBay, Inc.
3.25%, 10/15/2020	70,000	74,976
Ecolab, Inc.
1.45%, 12/08/2017	103,000	102,282
5.50%, 12/08/2041	110,000	126,445
EOG Resources, Inc.
2.63%, 03/15/2023	47,000	46,415
ERAC USA Finance LLC
2.75%, 03/15/2017 - 144A	8,000	8,334
4.50%, 08/16/2021 - 144A	35,000	38,562
5.63%, 03/15/2042 - 144A	37,000	41,249
6.70%, 06/01/2034 - 144A	44,000	53,826
ERP Operating, LP
4.63%, 12/15/2021	31,000	34,762
5.25%, 09/15/2014	60,000	63,890
5.38%, 08/01/2016	100,000	113,284
Exelon Generation Co., LLC
6.20%, 10/01/2017	100,000	117,239
Florida Power & Light Co.
5.13%, 06/01/2041	30,000	35,613
5.85%, 02/01/2033	55,000	69,446
5.95%, 10/01/2033	20,000	25,983
Florida Power Corp.
5.90%, 03/01/2033	60,000	73,484
Fluor Corp.
3.38%, 09/15/2021	29,000	30,675
Ford Motor Credit Co., LLC
3.00%, 06/12/2017	200,000	205,116
3.98%, 06/15/2016	200,000	211,891
Freeport-McMoRan Copper & Gold, Inc.
2.15%, 03/01/2017	81,000	81,958
3.10%, 03/15/2020 - 144A	28,000	28,094
3.55%, 03/01/2022	170,000	168,981
5.45%, 03/15/2043 - 144A	25,000	24,707
Gap, Inc.
5.95%, 04/12/2021	67,000	76,589
General Electric Capital Corp.
2.10%, 12/11/2019	86,000	87,427
4.65%, 10/17/2021	150,000	167,933
5.63%, 05/01/2018	200,000	236,694
6.00%, 08/07/2019	350,000	424,923
Series 2006-A3, Class A3
1.63%, 07/02/2015	130,000	132,220
General Electric Capital Corp., Series GMTN
3.15%, 09/07/2022	250,000	248,402
4.63%, 01/07/2021	150,000	168,871
6.75%, 03/15/2032	250,000	318,223
General Electric Capital Corp., Series MTN
2.30%, 04/27/2017	187,000	193,517
4.38%, 09/16/2020	110,000	122,842
5.63%, 09/15/2017	100,000	117,198

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
General Electric Co.
2.70%, 10/09/2022 (A)	$64,000	$64,005
Goldman Sachs Group, Inc.
3.30%, 05/03/2015	250,000	260,631
5.25%, 07/27/2021	86,000	97,444
5.38%, 03/15/2020	100,000	113,930
5.75%, 01/24/2022	60,000	69,763
6.00%, 06/15/2020	220,000	259,647
6.15%, 04/01/2018	200,000	235,673
7.50%, 02/15/2019	435,000	544,214
Goldman Sachs Group, Inc., Series MTN
1.60%, 11/23/2015	80,000	80,733
Great Plains Energy, Inc.
4.85%, 06/01/2021	74,000	82,655
GTE Corp.
6.84%, 04/15/2018	17,000	21,008
GTP Acquisition Partners I LLC
4.35%, 06/15/2016 - 144A	61,000	64,769
Halliburton Co.
7.60%, 08/15/2096 - 144A	40,000	59,536
HCP, Inc.
2.63%, 02/01/2020	100,000	100,639
3.75%, 02/01/2019	16,000	17,247
5.38%, 02/01/2021	100,000	116,160
Hess Corp.
7.88%, 10/01/2029	100,000	128,991
Hewlett-Packard Co.
2.60%, 09/15/2017	58,000	58,450
3.75%, 12/01/2020	150,000	148,919
4.30%, 06/01/2021	67,000	68,016
4.65%, 12/09/2021	167,000	173,162
6.00%, 09/15/2041	70,000	71,249
Historic TW, Inc.
6.63%, 05/15/2029	190,000	234,674
HSBC USA, Inc.
1.63%, 01/16/2018	200,000	199,814
Illinois Tool Works, Inc.
3.90%, 09/01/2042	192,000	185,149
Intel Corp.
3.30%, 10/01/2021	30,000	31,477
4.00%, 12/15/2032	81,000	80,016
4.80%, 10/01/2041	33,000	34,855
International Business Machines Corp.
1.25%, 02/06/2017	100,000	100,996
1.95%, 07/22/2016	100,000	103,727
7.00%, 10/30/2025	50,000	70,504
Intuit, Inc.
5.75%, 03/15/2017	60,000	68,713
Jackson National Life Global Funding
4.70%, 06/01/2018 - 144A	100,000	109,547
Jefferies Group, Inc.
6.50%, 01/20/2043	35,000	37,310
8.50%, 07/15/2019	245,000	305,003
John Deere Capital Corp.
0.95%, 06/29/2015	49,000	49,451
1.20%, 10/10/2017	41,000	41,081
1.70%, 01/15/2020	30,000	29,546
2.25%, 04/17/2019	33,000	34,124
2.75%, 03/15/2022	25,000	25,400
3.15%, 10/15/2021	20,000	21,089
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	76,993	85,834
Johnson Controls, Inc.
3.75%, 12/01/2021	36,000	38,244
4.25%, 03/01/2021	40,000	43,914
5.00%, 03/30/2020	60,000	68,292
5.25%, 12/01/2041	75,000	81,647

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Kansas City Power & Light Co.
3.15%, 03/15/2023	$47,000	$47,647
5.30%, 10/01/2041	60,000	66,326
Kellogg Co.
3.13%, 05/17/2022	43,000	44,542
Kerr-McGee Corp.
7.88%, 09/15/2031	130,000	170,378
KeyCorp, Series MTN
5.10%, 03/24/2021	90,000	104,779
Kimberly-Clark Corp.
2.40%, 03/01/2022	14,000	14,046
Kohl’s Corp.
4.00%, 11/01/2021 (A)	16,000	16,517
Kraft Foods Group, Inc.
3.50%, 06/06/2022	21,000	21,958
5.00%, 06/04/2042	15,000	16,083
6.13%, 08/23/2018	65,000	79,058
6.50%, 02/09/2040	100,000	128,197
6.88%, 01/26/2039	49,000	64,569
Kroger Co.
2.20%, 01/15/2017	15,000	15,494
3.40%, 04/15/2022 (A)	95,000	98,969
6.15%, 01/15/2020	30,000	36,501
8.00%, 09/15/2029	125,000	164,531
Liberty Mutual Group, Inc.
5.00%, 06/01/2021 - 144A	100,000	109,753
Liberty Mutual Insurance Co.
7.88%, 10/15/2026 - 144A	220,000	280,172
Lincoln National Corp.
4.20%, 03/15/2022 (A)	29,000	31,479
4.85%, 06/24/2021	7,000	7,894
8.75%, 07/01/2019	70,000	94,878
Lockheed Martin Corp.
2.13%, 09/15/2016	16,000	16,618
4.07%, 12/15/2042 - 144A	108,000	98,774
4.85%, 09/15/2041	12,000	12,415
Lowe’s Cos., Inc.
4.65%, 04/15/2042	43,000	44,737
5.13%, 11/15/2041	13,000	14,406
5.50%, 10/15/2035	50,000	57,811
Macy’s Retail Holdings, Inc.
2.88%, 02/15/2023	55,000	53,229
5.13%, 01/15/2042	8,000	8,349
6.38%, 03/15/2037	50,000	57,917
6.70%, 07/15/2034	50,000	59,365
7.45%, 07/15/2017	40,000	49,173
Manufacturers & Traders Trust Co.
6.63%, 12/04/2017	250,000	303,220
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 - 144A	33,000	37,449
MassMutual Global Funding II
2.00%, 04/05/2017 - 144A	160,000	164,010
2.50%, 10/17/2022 - 144A	100,000	97,840
McKesson Corp.
0.95%, 12/04/2015	16,000	16,044
Medco Health Solutions, Inc.
4.13%, 09/15/2020	90,000	98,037
7.13%, 03/15/2018	60,000	74,247
Merck & Co., Inc.
2.40%, 09/15/2022	41,000	40,694
Merrill Lynch & Co., Inc.
6.40%, 08/28/2017	100,000	117,369
6.88%, 04/25/2018	50,000	60,351
MetLife, Inc.
6.75%, 06/01/2016	40,000	47,023

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Metropolitan Life Global Funding I
1.70%, 06/29/2015 - 144A	$100,000	$102,114
2.00%, 01/10/2014 - 144A	150,000	151,663
3.65%, 06/14/2018 - 144A	120,000	131,559
3.88%, 04/11/2022 - 144A	300,000	324,087
Microsoft Corp.
0.88%, 11/15/2017	22,000	21,921
MidAmerican Energy Co.
5.95%, 07/15/2017	70,000	83,501
MidAmerican Energy Holdings Co.
6.13%, 04/01/2036	75,000	93,219
Mondelez International, Inc.
6.50%, 08/11/2017	75,000	90,558
Morgan Stanley
5.63%, 09/23/2019	300,000	344,964
6.63%, 04/01/2018	100,000	119,540
7.30%, 05/13/2019	470,000	581,615
Morgan Stanley, Series GMTN
5.50%, 07/28/2021	120,000	137,569
5.75%, 10/18/2016	100,000	112,745
Mosaic Co.
3.75%, 11/15/2021	136,000	143,173
4.88%, 11/15/2041	13,000	13,736
Nabors Industries, Inc.
4.63%, 09/15/2021	60,000	62,626
5.00%, 09/15/2020	80,000	85,326
6.15%, 02/15/2018	140,000	159,179
National City Corp.
4.90%, 01/15/2015	60,000	64,351
National Oilwell Varco, Inc.
1.35%, 12/01/2017	29,000	29,124
National Semiconductor Corp.
3.95%, 04/15/2015	40,000	42,724
6.60%, 06/15/2017	60,000	72,805
Nationwide Mutual Insurance Co.
6.60%, 04/15/2034 - 144A	15,000	15,525
9.38%, 08/15/2039 - 144A	80,000	115,802
NBCUniversal Media LLC
4.38%, 04/01/2021	150,000	168,773
Nevada Power Co.
5.45%, 05/15/2041	40,000	47,979
6.50%, 08/01/2018	25,000	31,109
7.13%, 03/15/2019	50,000	64,615
Series N
6.65%, 04/01/2036	100,000	133,571
New York Life Global Funding
0.80%, 02/12/2016 - 144A	150,000	149,560
1.65%, 05/15/2017 - 144A	100,000	101,499
Series 2003-5, Class AI5
3.00%, 05/04/2015 - 144A	80,000	84,084
Series 2005-2, Class A1ZA
1.30%, 01/12/2015 - 144A (A)	75,000	75,997
News America, Inc.
6.55%, 03/15/2033	50,000	59,009
6.65%, 11/15/2037	100,000	123,536
9.50%, 07/15/2024	80,000	115,177
NextEra Energy Capital Holdings, Inc.
1.20%, 06/01/2015	29,000	29,219
NiSource Finance Corp.
3.85%, 02/15/2023	50,000	51,588
5.80%, 02/01/2042	67,000	75,068
6.80%, 01/15/2019	80,000	97,617
Nissan Motor Acceptance Corp.
1.80%, 03/15/2018 - 144A	214,000	215,049
Nordstrom, Inc.
4.00%, 10/15/2021	21,000	23,213
Norfolk Southern Corp.
3.25%, 12/01/2021	11,000	11,487

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Norfolk Southern Corp. (continued)
3.95%, 10/01/2042	$25,000	$23,706
6.00%, 05/23/2111	113,000	138,140
Novartis Capital Corp.
2.40%, 09/21/2022	80,000	79,536
Occidental Petroleum Corp.
1.75%, 02/15/2017	17,000	17,479
2.70%, 02/15/2023	88,000	88,081
Ohio Power Co. Series D
6.60%, 03/01/2033	65,000	83,529
Oncor Electric Delivery Co., LLC
6.80%, 09/01/2018	50,000	62,235
7.00%, 09/01/2022	50,000	65,053
Oracle Corp.
6.13%, 07/08/2039	65,000	83,801
PACCAR Financial Corp.
1.60%, 03/15/2017	39,000	39,592
PACCAR Financial Corp., Series MTN
1.55%, 09/29/2014	28,000	28,471
Pacific Gas & Electric Co.
2.45%, 08/15/2022 (A)	45,000	44,334
3.25%, 09/15/2021 (A)	11,000	11,634
4.45%, 04/15/2042	17,000	17,767
4.50%, 12/15/2041	48,000	50,140
6.05%, 03/01/2034	100,000	125,091
8.25%, 10/15/2018	45,000	60,348
Pacific Life Insurance Co.
9.25%, 06/15/2039 - 144A	175,000	254,853
PacifiCorp
5.50%, 01/15/2019	50,000	60,560
6.25%, 10/15/2037	20,000	26,688
PECO Energy Co.
2.38%, 09/15/2022	100,000	100,134
Pennsylvania Electric
Co. 6.05%, 09/01/2017	40,000	46,613
Penske Truck Leasing Co., LP / PTL Finance Corp.
4.88%, 07/11/2022 - 144A	100,000	105,456
PepsiCo, Inc.
0.50%, 02/26/2016 (D)	91,000	91,053
1.25%, 08/13/2017	86,000	86,273
3.00%, 08/25/2021	17,000	17,852
Phillips 66
2.95%, 05/01/2017	21,000	22,256
4.30%, 04/01/2022	16,000	17,564
PNC Bank NA
6.88%, 04/01/2018	250,000	310,275
PNC Funding Corp.
2.70%, 09/19/2016	48,000	50,533
5.13%, 02/08/2020	100,000	117,047
PPG Industries, Inc.
3.60%, 11/15/2020	50,000	53,580
6.65%, 03/15/2018	90,000	111,039
PPL Capital Funding, Inc.
4.20%, 06/15/2022	50,000	52,694
PPL Energy Supply LLC
4.60%, 12/15/2021	35,000	37,299
Principal Financial Group, Inc.
8.88%, 05/15/2019	150,000	204,072
Principal Life Global Funding II
0.93%, 07/09/2014 - 144A (D)	47,000	47,286
1.00%, 12/11/2015 - 144A	58,000	58,160
Progress Energy, Inc.
3.15%, 04/01/2022	22,000	22,417
Prudential Insurance Co. of America
8.30%, 07/01/2025 - 144A	150,000	206,482

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
PSEG Power LLC
4.15%, 09/15/2021	$23,000	$24,767
5.13%, 04/15/2020	90,000	102,295
5.32%, 09/15/2016	50,000	56,481
Public Service Co., of Oklahoma
5.15%, 12/01/2019	40,000	46,720
Public Service Electric & Gas Co.
3.65%, 09/01/2042	49,000	47,115
Quest Diagnostics, Inc.
4.75%, 01/30/2020 (A)	160,000	175,101
Qwest Corp.
6.75%, 12/01/2021	67,000	77,143
Republic Services, Inc.
3.55%, 06/01/2022	54,000	56,455
5.25%, 11/15/2021	80,000	93,516
5.50%, 09/15/2019	100,000	118,717
Ryder System, Inc.
2.50%, 03/01/2017	23,000	23,692
Ryder System, Inc., Series MTN
3.50%, 06/01/2017	121,000	129,435
San Diego Gas & Electric Co.
3.95%, 11/15/2041	33,000	33,453
6.00%, 06/01/2026	75,000	98,843
Sempra Energy
2.88%, 10/01/2022	28,000	27,921
9.80%, 02/15/2019	140,000	196,793
Simon Property Group, LP
4.13%, 12/01/2021	27,000	29,858
4.38%, 03/01/2021	60,000	67,483
Series 2012-D, Class A
2.15%, 09/15/2017	158,000	163,112
Southern California Edison Co.
3.88%, 06/01/2021 (A)	18,000	20,228
3.90%, 12/01/2041	50,000	49,318
4.05%, 03/15/2042	75,000	76,026
Southern Co.
1.95%, 09/01/2016	23,000	23,743
Southern Power Co.
5.15%, 09/15/2041	25,000	27,894
Southwestern Electric Power Co.
6.45%, 01/15/2019	50,000	60,887
Southwestern Public Service Co.
6.00%, 10/01/2036	97,000	119,097
8.75%, 12/01/2018	80,000	107,214
Spectra Energy Capital LLC
3.30%, 03/15/2023	89,000	89,300
7.50%, 09/15/2038 (A)	30,000	40,145
8.00%, 10/01/2019	100,000	131,902
SunTrust Banks, Inc.
3.50%, 01/20/2017	130,000	139,198
Texas Eastern Transmission, LP
2.80%, 10/15/2022 - 144A	129,000	128,903
Texas Instruments, Inc.
1.65%, 08/03/2019	37,000	36,944
Time Warner Cable, Inc.
5.50%, 09/01/2041	14,000	14,387
6.55%, 05/01/2037	100,000	115,387
8.75%, 02/14/2019	105,000	138,864
Time Warner Entertainment Co., LP
8.38%, 03/15/2023	30,000	41,016
Time Warner, Inc.
4.75%, 03/29/2021	100,000	113,192
5.38%, 10/15/2041	17,000	18,288
Toyota Motor Credit Corp., Series MTN
1.00%, 02/17/2015	80,000	80,676
2.00%, 09/15/2016	90,000	93,187
2.05%, 01/12/2017 (A)	100,000	103,446

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
U.S. Bancorp
3.00%, 03/15/2022	$33,000	$34,016
4.13%, 05/24/2021	37,000	41,435
7.50%, 06/01/2026	70,000	97,880
Union Carbide Corp.
7.50%, 06/01/2025	40,000	49,821
7.75%, 10/01/2096	40,000	46,728
Union Pacific Corp.
2.95%, 01/15/2023	21,000	21,512
4.16%, 07/15/2022	87,000	97,967
4.30%, 06/15/2042	24,000	24,478
United Parcel Service, Inc.
2.45%, 10/01/2022	29,000	28,832
United Technologies Corp.
4.50%, 06/01/2042	71,000	75,677
6.13%, 02/01/2019	50,000	62,367
UnitedHealth Group, Inc.
2.75%, 02/15/2023	38,000	37,484
2.88%, 03/15/2023	150,000	149,815
3.38%, 11/15/2021	37,000	39,061
6.63%, 11/15/2037	100,000	130,353
Verizon Communications, Inc.
8.75%, 11/01/2018	117,000	157,345
Verizon Global Funding Corp.
7.75%, 12/01/2030	280,000	382,510
Viacom, Inc.
3.13%, 06/15/2022	50,000	50,062
3.25%, 03/15/2023	44,000	44,189
3.88%, 12/15/2021	40,000	42,791
Virginia Electric and Power Co.
2.75%, 03/15/2023 (A)	100,000	101,709
2.95%, 01/15/2022	8,000	8,386
Wachovia Bank NA, Series GMTN
5.60%, 03/15/2016	300,000	338,854
Wachovia Corp.
5.75%, 02/01/2018	480,000	571,321
Walgreen Co.
3.10%, 09/15/2022	94,000	93,018
Walt Disney Co., Series GMTN
0.45%, 12/01/2015	42,000	41,960
Waste Management, Inc.
7.38%, 03/11/2019	60,000	75,954
Watson Pharmaceuticals, Inc.
3.25%, 10/01/2022	129,000	130,766
WEA Finance LLC
7.13%, 04/15/2018 - 144A	50,000	61,685
WEA Finance LLC / WT Finance AUST Pty, Ltd.
3.38%, 10/03/2022 - 144A (A)	105,000	106,849
6.75%, 09/02/2019 - 144A	60,000	74,201
WellPoint, Inc.
3.13%, 05/15/2022	62,000	62,420
3.30%, 01/15/2023	21,000	21,280
4.63%, 05/15/2042	50,000	50,197
5.88%, 06/15/2017	50,000	58,859
7.00%, 02/15/2019	80,000	100,048
Wells Fargo & Co.
2.63%, 12/15/2016	64,000	67,257
5.63%, 12/11/2017	50,000	59,142
Wells Fargo & Co., Series GMTN
4.60%, 04/01/2021	490,000	559,606
Wisconsin Electric Power Co.
2.95%, 09/15/2021	2,000	2,103
3.65%, 12/15/2042	40,000	38,384
Xcel Energy, Inc.
4.80%, 09/15/2041	3,000	3,335
6.50%, 07/01/2036	130,000	173,385

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Xerox Corp.
2.95%, 03/15/2017	$16,000	$16,479
4.50%, 05/15/2021 (A)	24,000	25,666
5.63%, 12/15/2019	70,000	80,001
Zoetis, Inc.
1.88%, 02/01/2018 - 144A	41,000	41,264
4.70%, 02/01/2043 - 144A	17,000	17,354

Total Corporate Debt Securities (cost $54,403,862)		56,567,190

CONVERTIBLE BOND - 0.0% (E)
United States - 0.0% (E)
American Express Credit Corp., Series MTN
2.38%, 03/24/2017	100,000	104,567

Total Convertible Bond (cost $99,781)		104,567

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.0% (E)
United States - 0.0% (E)
U.S. Treasury Bill
0.07%, 05/30/2013 (B) (C)	110,000	109,967

Total Short-Term U.S. Government Obligation (cost $109,967)		109,967

	Shares	Value
COMMON STOCKS - 15.8%
United States - 15.8%
3M Co.	4,418	469,678
Accenture PLC - Class A	2,063	156,726
ACE, Ltd.	4,618	410,863
Adobe Systems, Inc. (F)	6,955	302,612
Aflac, Inc. (A)	1,864	96,965
AGL Resources, Inc.	1,559	65,400
Air Products & Chemicals, Inc.	3,684	320,950
Alcoa, Inc. (A)	30,094	256,401
Alexion Pharmaceuticals, Inc. (F)	2,222	204,735
Allergan, Inc.	3,871	432,120
Amazon.com, Inc. (F)	2,052	546,837
American International Group, Inc. (F)	8,359	324,496
Anadarko Petroleum Corp. - Class A	4,569	399,559
AON PLC	825	50,738
Apache Corp.	2,346	181,017
Apple, Inc.	5,800	2,567,254
Archer-Daniels-Midland Co.	15,507	523,051
AT&T, Inc.	14,323	525,511
athenahealth, Inc. (A) (F)	389	37,749
AutoZone, Inc. (A) (F)	1,307	518,578
Axiall Corp. (A)	3,721	231,297
Baker Hughes, Inc.	3,442	159,743
Bank of America Corp.	97,615	1,188,951
Baxter International, Inc.	5,009	363,854
BB&T Corp.	6,441	202,183
Beam, Inc.	2,820	179,183
Bed Bath & Beyond, Inc. (A) (F)	1,275	82,136
Berkshire Hathaway, Inc. - Class B (F)	6,566	684,177
Biogen IDEC, Inc. (F)	5,908	1,139,712
Boston Scientific Corp. (F)	35,922	280,551
Broadcom Corp. - Class A	18,703	648,433
Capital One Financial Corp.	7,987	438,886
CareFusion Corp. - Class A (F)	10,507	367,640
Carnival Corp.	6,078	208,475
CBL & Associates Properties, Inc. - REIT (A)	9,031	213,132
CBS Corp. - Class B	15,203	709,828
Celgene Corp. (F)	7,383	855,764
Cerner Corp. (A) (F)	1,238	117,301

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
CF Industries Holdings, Inc. - Class B	429	$81,669
Cheniere Energy, Inc. (F)	6,854	191,912
Chevron Corp.	9,614	1,142,335
Cisco Systems, Inc.	46,095	963,846
CIT Group, Inc. (F)	792	34,436
Citigroup, Inc.	27,906	1,234,561
Citrix Systems, Inc. (F)	4,393	316,999
CME Group, Inc. - Class A	1,727	106,021
Coach, Inc. - Class A (A)	1,481	74,035
Coca-Cola Co.	25,087	1,014,518
Coca-Cola Enterprises, Inc.	9,817	362,444
Cognizant Technology Solutions Corp. - Class A (F)	4,077	312,339
Comcast Corp. - Class A (A)	17,350	728,873
Comerica, Inc. - Class A (A)	3,295	118,455
ConocoPhillips	12,400	745,240
Corning, Inc.	2,674	35,644
Covidien PLC	9,869	669,513
Crown Holdings, Inc. (F)	6,503	270,590
CSX Corp.	28,759	708,334
Cummins, Inc.	966	111,872
CVS Caremark Corp.	11,414	627,656
DaVita HealthCare Partners, Inc. (F)	2,207	261,728
Deere & Co. (A)	3,012	258,972
DiamondRock Hospitality Co. - REIT (A)	8,071	75,141
DIRECTV (F)	3,297	186,643
Dover Corp. (A)	1,005	73,244
Dow Chemical Co.	13,701	436,240
Dr. Pepper Snapple Group, Inc. (A)	3,879	182,119
E.I. du Pont de Nemours & Co.	6,607	324,800
eBay, Inc. (F)	4,643	251,743
Edison International	8,530	429,230
EMC Corp. (F)	18,476	441,392
Emerson Electric Co. (A)	14,975	836,653
Energizer Holdings, Inc. (A)	1,425	142,115
Ensco PLC - Class A (A)	8,907	534,420
EOG Resources, Inc.	3,945	505,236
Equity Residential - REIT (A)	3,824	210,549
Everest RE Group, Ltd. (A)	858	111,420
Exelon Corp.	8,558	295,080
Expedia, Inc.	1,380	82,814
Exxon Mobil Corp.	22,014	1,983,682
F5 Networks, Inc. - Class B (A) (F)	423	37,681
FedEx Corp.	1,579	155,058
Fidelity National Information Services, Inc.	5,445	215,731
Fluor Corp.	10,888	722,201
Franklin Resources, Inc. (A)	437	65,904
Freeport-McMoRan Copper & Gold, Inc.	3,166	104,795
General Dynamics Corp.	1,857	130,937
General Electric Co.	32,316	747,146
General Mills, Inc.	12,709	626,681
General Motors Co. (A) (F)	24,135	671,436
Goldman Sachs Group, Inc.	3,458	508,845
Google, Inc. - Class A (F)	2,093	1,661,905
Halliburton Co.	6,853	276,930
Hartford Financial Services Group, Inc. (A)	13,268	342,314
Hewlett-Packard Co.	10,879	259,355
Home Depot, Inc.	13,254	924,864
Honeywell International, Inc.	8,727	657,579
Host Hotels & Resorts, Inc. - REIT (A)	9,326	163,112
Humana, Inc. - Class A	7,035	486,189
IntercontinentalExchange, Inc. (A) (F)	1,366	222,754
International Business Machines Corp.	5,548	1,183,388
Intuitive Surgical, Inc. (F)	604	296,679
Invesco, Ltd.	13,686	396,347
JC Penney Co., Inc. (A)	6,064	91,627
Johnson & Johnson	20,211	1,647,803

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Kimberly-Clark Corp. (A)	2,968	$290,805
KLA-Tencor Corp.	2,639	139,181
Kroger Co.	7,392	244,971
L-3 Communications Holdings, Inc. (A)	499	40,379
LAM Research Corp. (A) (F)	5,382	223,138
LaSalle Hotel Properties - REIT (A)	8,274	209,994
Lennar Corp. - Class A (A)	2,248	93,247
Lowe’s Cos., Inc. (A)	15,488	587,305
LSI Corp. (F)	19,915	135,024
LyondellBasell Industries NV - Class A	1,125	71,201
Macy’s, Inc.	4,123	172,506
Marathon Petroleum Corp.	3,159	283,046
Masco Corp.	19,534	395,563
Merck & Co., Inc.	21,161	935,951
MetLife, Inc.	16,338	621,171
Mettler-Toledo International, Inc. (F)	761	162,260
Micron Technology, Inc. (F)	9,227	92,085
Microsoft Corp.	50,231	1,437,109
Mondelez International, Inc. - Class A	23,278	712,540
Morgan Stanley	12,251	269,277
National Oilwell Varco, Inc.	6,157	435,608
NetApp, Inc. (F)	2,052	70,096
NextEra Energy, Inc. (A)	9,722	755,205
NiSource, Inc. - Class B	12,478	366,105
Noble Corp.	5,833	222,529
Nordstrom, Inc. (A)	855	47,222
Northrop Grumman Corp.	1,389	97,438
Nucor Corp. (A)	1,810	83,532
NV Energy, Inc.	12,618	252,739
Occidental Petroleum Corp.	4,597	360,267
Onyx Pharmaceuticals, Inc. (A) (F)	1,613	143,331
Oracle Corp.	29,184	943,811
PACCAR, Inc. (A)	10,310	521,274
PepsiCo, Inc.	9,475	749,567
Pfizer, Inc.	13,396	386,609
Philip Morris International, Inc.	15,074	1,397,511
Phillips 66 (A)	3,512	245,735
Plum Creek Timber Co., Inc. - REIT (A)	4,199	219,188
Post Properties, Inc. - REIT (A)	1,537	72,393
Procter & Gamble Co.	14,190	1,093,481
Prudential Financial, Inc.	4,771	281,441
PulteGroup, Inc. (F)	11,845	239,743
QUALCOMM, Inc.	10,478	701,502
Range Resources Corp. (A)	965	78,204
Regions Financial Corp.	7,708	63,129
Ross Stores, Inc.	2,733	165,674
Royal Caribbean Cruises, Ltd. - Class A	5,774	191,812
Schlumberger, Ltd.	7,536	564,371
Sempra Energy (A)	7,967	636,882
Simon Property Group, Inc. - REIT	2,003	317,596
Southwest Airlines Co.	7,434	100,210
Sprint Nextel Corp. (F)	8,437	52,394
SPX Corp.	975	76,986
St. Joe Co. (F)	3,159	67,129
State Street Corp.	9,669	571,341
Strategic Hotels & Resorts, Inc. - REIT (A) (F)	5,670	47,345
SunTrust Banks, Inc.	8,382	241,485
Target Corp. (A)	12,521	857,062
TD Ameritrade Holding Corp. (A)	1,955	40,312
Texas Instruments, Inc.	8,580	304,418
Thermo Fisher Scientific, Inc.	1,657	126,744
Time Warner Cable, Inc. (A)	8,344	801,525
Time Warner, Inc. (A)	16,384	944,046
TJX Cos., Inc.	8,237	385,080
Tyco International, Ltd.	9,987	319,584
Union Pacific Corp.	6,813	970,239

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
United Technologies Corp.	13,245	$1,237,480
UnitedHealth Group, Inc.	13,369	764,840
V.F. Corp. (A)	3,422	574,040
Valeant Pharmaceuticals International, Inc. (F)	3,111	233,387
Verizon Communications, Inc. (A)	20,222	993,911
Vertex Pharmaceuticals, Inc. (F)	3,294	181,104
Visa, Inc. - Class A (A)	4,851	823,894
Wal-Mart Stores, Inc.	4,151	310,619
Walt Disney Co. - Class A	3,307	187,838
Walter Energy, Inc. (A)	1,942	55,347
Wells Fargo & Co.	46,945	1,736,496
Weyerhaeuser Co. - REIT	6,088	191,041
Williams Cos., Inc.	11,975	448,583
WW Grainger, Inc.	1,146	257,827
Wynn Resorts, Ltd. (A)	426	53,318
Xilinx, Inc. (A)	1,123	42,865
Yum! Brands, Inc.	3,661	263,372

Total Common Stocks (cost $70,430,321)		79,616,870

INVESTMENT COMPANIES - 8.9%
United States - 8.9%
iShares MSCI Emerging Markets Index Fund	30,508	1,305,132
JPMorgan High Yield Fund (G)	574,357	4,738,443
JPMorgan International Equity Fund (G)	838,514	12,326,149
JPMorgan International Opportunities Fund (G)	932,611	12,683,515
JPMorgan Intrepid America Fund (G)	470,839	13,706,122

Total Investment Companies (cost $39,888,483)		44,759,361

SECURITIES LENDING COLLATERAL - 4.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (C)	23,391,937	23,391,937

Total Securities Lending Collateral (cost $23,391,937)		23,391,937

	Principal	Value
REPURCHASE AGREEMENT - 7.0%
State Street Bank & Trust Co. 0.03% (C), dated 03/28/2013, to be repurchased at $35,127,074 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/20/2027, and with a value of $35,834,360.	$35,126,957	35,126,957

Total Repurchase Agreement (cost $35,126,957)		35,126,957

Total Investment Securities (cost $517,575,250) (H)		540,291,399
Other Assets and Liabilities - Net		(34,908,368)

Net Assets		$505,383,031

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

FUTURES CONTRACTS: (I)

Description	Type	Contracts	Expiration Date	Unrealized Appreciation (Depreciation)
10-Year Australian Treasury Bond	Long	8	06/17/2013	$12,883
10-Year U.S. Treasury Note	Long	4	06/19/2013	7,148
5-Year U.S. Treasury Note	Short	(144)	06/28/2013	(63,998)
Amsterdam Index	Long	64	04/19/2013	(52,895)
CAC 40 Index	Short	(75)	04/19/2013	86,406
DAX Index	Long	23	06/21/2013	(121,798)
EURO STOXX 50 Index	Long	245	06/21/2013	(255,556)
FTSE 100 Index	Short	(73)	06/21/2013	60,361
Hang Seng Index	Long	9	04/29/2013	8,103
OMX 30 Index	Short	(209)	04/19/2013	(35,633)
Russell 2000 Mini Index	Long	26	06/21/2013	63,518
S&P 500 E-Mini Index	Long	105	06/21/2013	126,282
S&P TSE 60 Index	Long	16	06/20/2013	(22,850)
TOPIX Index	Long	48	06/14/2013	236,979

				$48,950

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
U.S. Government Agency Obligations	27.2%	$146,785,199
U.S. Government Obligations	18.5	100,100,777
Capital Markets	9.4	50,551,307
Mortgage-Backed Securities	6.0	32,337,991
Asset-Backed Securities	3.7	19,746,808
Commercial Banks	2.2	12,136,904
Diversified Financial Services	2.0	10,762,799
Oil, Gas & Consumable Fuels	1.9	10,073,362
Insurance	1.2	6,551,369
Media	1.2	6,262,299
Electric Utilities	1.0	5,650,286
Pharmaceuticals	0.8	4,193,578
Computers & Peripherals	0.7	3,857,893
Energy Equipment & Services	0.7	3,706,854
Diversified Telecommunication Services	0.7	3,528,891
Software	0.6	3,174,966
Real Estate Investment Trusts	0.6	3,156,796
Beverages	0.5	2,978,655
IT Services	0.5	2,967,305
Biotechnology	0.5	2,861,361
Specialty Retail	0.5	2,857,180
Road & Rail	0.5	2,688,800
Food Products	0.5	2,637,281
Health Care Providers & Services	0.5	2,629,021
Aerospace & Defense	0.5	2,554,415
Chemicals	0.5	2,441,179
Consumer Finance	0.4	1,993,329
Internet Software & Services	0.4	1,988,624
Health Care Equipment & Supplies	0.4	1,978,237
Multi-Utilities	0.4	1,903,420
Semiconductors & Semiconductor Equipment	0.3	1,883,965
Food & Staples Retailing	0.3	1,745,241
Communications Equipment	0.3	1,703,029
Metals & Mining	0.3	1,544,099
Household Products	0.3	1,540,447
Multiline Retail	0.3	1,436,180
Industrial Conglomerates	0.3	1,408,505
Tobacco	0.3	1,397,511
Commercial Services & Supplies	0.3	1,370,352
Machinery	0.2	1,322,200
Automobiles	0.2	1,193,899

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

FUTURES CONTRACTS (continued): (I)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities		Value
Foreign Government Obligations	0.2%		$1,193,272
Electrical Equipment	0.2		836,653
Construction & Engineering	0.1		805,041
Gas Utilities	0.1		783,624
Hotels, Restaurants & Leisure	0.1		716,977
Wireless Telecommunication Services	0.1		662,027
Textiles, Apparel & Luxury Goods	0.1		648,075
Internet & Catalog Retail	0.1		629,651
Municipal Government Obligations	0.1		450,503
Building Products	0.1		395,563
Household Durables	0.1		332,990
Independent Power Producers & Energy Traders	0.1		328,676
Life Sciences Tools & Services	0.1		289,004
Containers & Packaging	0.1		270,590
Electronic Equipment & Instruments	0.0	(E)	268,281
Trading Companies & Distributors	0.0	(E)	257,827
Auto Components	0.0	(E)	232,097
Airlines	0.0	(E)	217,081
Air Freight & Logistics	0.0	(E)	183,890
Health Care Technology	0.0	(E)	155,050
Office Electronics	0.0	(E)	122,146
Transportation Infrastructure	0.0	(E)	105,456
Water Utilities	0.0	(E)	83,591
Real Estate Management & Development	0.0	(E)	67,129
Construction Materials	0.0	(E)	25,030

Investment Securities, at Value	89.2		481,662,538
Short-Term Investments	10.8		58,628,861

Total Investments	100.0%		$540,291,399

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $22,896,250. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $3,422,702.
(C)	Rate shown reflects the yield at March 31, 2013.
(D)	Floating or variable rate note. Rate is listed as of March 31, 2013.
(E)	Percentage rounds to less than 0.1%.
(F)	Non-income producing security.
(G)	The investment issuer is affiliated with the sub-adviser of the portfolio.
(H)	Aggregate cost for federal income tax purposes is $517,575,250. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $24,238,886 and $1,522,737, respectively. Net unrealized appreciation for tax purposes is $22,716,149.
(I)	Cash in the amount of $32,058 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities aggregated $38,655,060 or 7.65% of the portfolio’s net assets.
GMTN	Global Medium Term Note
IO	Interest Only
MTN	Medium Term Note
PO	Principal Only
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

VALUATION SUMMARY: (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
U.S. Government Obligations	$—	$100,100,777	$—	$100,100,777
U.S. Government Agency Obligations	—	146,785,199	—	146,785,199
Foreign Government Obligations	—	1,193,272	—	1,193,272
Mortgage-Backed Securities	—	32,337,991	—	32,337,991
Asset-Backed Securities	—	19,746,808	—	19,746,808
Municipal Government Obligations	—	450,503	—	450,503
Corporate Debt Securities	—	56,567,190	—	56,567,190
Convertible Bond	—	104,567	—	104,567
Short-Term U.S. Government Obligation	—	109,967	—	109,967
Common Stocks	79,616,870	—	—	79,616,870
Investment Companies	44,759,361	—	—	44,759,361
Securities Lending Collateral	23,391,937	—	—	23,391,937
Repurchase Agreement	—	35,126,957	—	35,126,957

Total Investment Securities	$147,768,168	$392,523,231	$—	$540,291,399

Other Financial Instruments in Assets
Futures Contracts (K)	$601,680	$—	$—	$601,680

Total Other Financial Instruments in Assets	$601,680	$—	$—	$601,680

Other Financial Instruments in Liabilities
Futures Contracts (K)	$(552,730)	$—	$—	$(552,730)

Total Other Financial Instruments in Liabilities	$(552,730)	$—	$—	$(552,730)

Other Assets (L)
Foreign Currency	$473,940	$—	$—	$473,940
Other Receivables	—	—	890,514	890,514

Total Other Assets	$473,940	$—	$890,514	$1,364,454

Other Liabilities (L)
Cash	$—	$(976,266)	$—	$(976,266)
Collateral for Securities on Loan	—	(23,391,937)	—	(23,391,937)
Foreign Currency	—	(411,636)	—	(411,636)

Total Other Liabilities	$—	$(24,779,839)	$—	$(24,779,839)

(J)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(K)	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
(L)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (L)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at March 31, 2013 (M)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2013 (L)
Other Assets (N)	$752,331	$—	$—	$—	$—	$138,183	$—	$—	$890,514	$138,183

(L)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(M)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.
(N)	Other assets include pending litigation receivable

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Legg Mason Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.8%
Capital Markets - 93.9%
iShares Barclays 20+ Year Treasury Bond Fund (A)	110,785	$13,046,042
iShares Core S&P 500 ETF (A)	274,035	43,113,927
iShares Core Total US Bond Market ETF	57,885	6,409,606
iShares MSCI EAFE Index Fund	107,702	6,352,264
SPDR S&P 500 ETF Trust	48,593	7,607,234
Vanguard Total Bond Market ETF	533,518	44,623,445
Growth - Small Cap - 4.9%
Vanguard Small-Capital ETF	69,549	6,339,391

Total Investment Companies (cost $123,484,429)		127,491,909

	Notional Amount	Value
PURCHASED OPTIONS - 0.5%
Put Options - 0.5%
S&P 500 Index Index Value $1,200.00 Expires 06/21/2014	$200	5,810
S&P 500 Index Index Value $1,250.00 Expires 06/21/2014	300	10,770
S&P 500 Index Index Value $1,300.00 Expires 06/21/2014	5,500	245,850
S&P 500 Index Index Value $1,325.00 Expires 06/21/2014	1,000	49,400
S&P 500 Index Index Value $1,350.00 Expires 06/21/2014	6,300	346,500
S&P 500 Index Index Value $1,375.00 Expires 06/21/2014	200	12,000

Total Purchased Options (cost $804,159)		670,330

	Shares	Value
SECURITIES LENDING COLLATERAL - 12.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (B)	15,835,419	15,835,419

Total Securities Lending Collateral (cost $15,835,419)		15,835,419

	Principal	Value
REPURCHASE AGREEMENT - 3.3%
State Street Bank & Trust Co. 0.03% (B), dated 03/28/2013, to be repurchased at $4,228,234 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 12/15/2027, and with a value of $4,320,094.	$4,228,220	4,228,220

Total Repurchase Agreement (cost $4,228,220)		4,228,220

Total Investment Securities (cost $144,352,227) (C)		148,225,878
Other Assets and Liabilities - Net		(19,166,676)

Net Assets		$129,059,202

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Legg Mason Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $15,505,743. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at March 31, 2013.
(C)	Aggregate cost for federal income tax purposes is $144,352,227. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $4,679,533 and $805,882, respectively. Net unrealized appreciation for tax purposes is $3,873,651.

DEFINITIONS:

ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Investment Companies	$127,491,909	$—	$—	$127,491,909
Purchased Options	670,330	—	—	670,330
Securities Lending Collateral	15,835,419	—	—	15,835,419
Repurchase Agreement	—	4,228,220	—	4,228,220

Total Investment Securities	$143,997,658	$4,228,220	$—	$148,225,878

Other Liabilities (E)
Collateral for Securities on Loan	$—	$(15,835,419)	$—	$(15,835,419)

Total Other Liabilities	$—	$(15,835,419)	$—	$(15,835,419)

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Legg Mason Dynamic Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.3%
Capital Markets - 91.4%
iShares Barclays 20+ Year Treasury Bond Fund	21,688	$2,553,979
iShares Core S&P 500 ETF	134,595	21,175,831
iShares Core Total US Bond Market ETF	18,949	2,098,223
iShares MSCI EAFE Index Fund	49,372	2,911,961
SPDR S&P 500 ETF Trust	13,259	2,075,696
Vanguard Total Bond Market ETF	94,854	7,933,589
Growth - Small Cap - 6.9%
Vanguard Small-Capital ETF	31,882	2,906,044

Total Investment Companies (cost $39,749,792)		41,655,323

	Notional Amount	Value
PURCHASED OPTIONS - 0.7%
Put Options - 0.7%
S&P 500 Index Index Value $1,250.00 Expires 06/21/2014	$400	14,360
S&P 500 Index Index Value $1,300.00 Expires 06/21/2014	3,600	160,920
S&P 500 Index Index Value $1,325.00 Expires 06/21/2014	200	9,880
S&P 500 Index Index Value $1,350.00 Expires 06/21/2014	1,500	82,500
S&P 500 Index Index Value $1,375.00 Expires 06/21/2014	700	42,000

Total Purchased Options (cost $374,518)		309,660

	Principal	Value
REPURCHASE AGREEMENT - 2.5%
State Street Bank & Trust Co. 0.03% (A), dated 03/28/2013, to be repurchased at $1,042,357 on 04/01/2013. Collateralized by U.S. Government Agency Obligations, 2.50%, due 12/15/2027, and with a total value of $1,067,197.	1,042,354	1,042,354

Total Repurchase Agreement (cost $1,042,354)		1,042,354

Total Investment Securities (cost $41,166,664) (B)		43,007,337
Other Assets and Liabilities - Net		(620,931)

Net Assets		$42,386,406

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Legg Mason Dynamic Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at March 31, 2013.
(B)	Aggregate cost for federal income tax purposes is $41,166,664. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $2,015,151 and $174,478, respectively. Net unrealized appreciation for tax purposes is $1,840,673.

DEFINITIONS:

ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

VALUATION SUMMARY: (C)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Investment Companies	$41,655,323	$—	$—	$41,655,323
Purchased Options	309,660	—	—	309,660
Repurchase Agreement	—	1,042,354	—	1,042,354

Total Investment Securities	$41,964,983	$1,042,354	$—	$43,007,337

(C)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Madison Balanced Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.4%
Capital Markets - 63.8%
Madison Core Bond Fund (A)	401,466	$4,207,364
Madison Equity Income Fund (A)	103,716	1,017,459
Madison International Stock Fund (A)	182,912	2,152,877
Madison Large Capital Growth Fund (A)	56,436	1,057,052
Madison Large Capital Value Fund (A)	182,345	2,786,239
Madison Mosaic Disciplined Equity Fund (A)	358,736	5,291,362
Madison Mosaic Institutional Bond Fund (A)	536,594	5,999,125
Global/International Equity - 2.6%
Transamerica International Value Opportunities (B)	99,694	914,193
Tactical and Specialty - 16.1%
Transamerica Bond (B)	525,172	5,677,106
U.S. Equity - 16.9%
Transamerica JPMorgan Enhanced Index VP (C)	340,214	5,072,596
Transamerica Systematic Small/Mid Cap Value VP (C)	46,422	916,379

Total Investment Companies (cost $33,852,756)		35,091,752

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
State Street Bank & Trust Co. 0.03% (D), dated 03/28/2013, to be repurchased at $199,511 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 02/01/2032, and with a value of $204,150.	$199,510	199,510

Total Repurchase Agreement (cost $199,510)		199,510

Total Investment Securities (cost $34,052,266) (E)		35,291,262
Other Assets and Liabilities - Net		(5,016)

Net Assets		$35,286,246

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Madison Balanced Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The investment issuer is affiliated with the sub-adviser of the portfolio.
(B)	The portfolio invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(D)	Rate shown reflects the yield at March 31, 2013.
(E)	Aggregate cost for federal income tax purposes is $34,052,266. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $1,311,007 and $72,011, respectively. Net unrealized appreciation for tax purposes is $1,238,996.

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Investment Companies	$35,091,752	$—	$—	$35,091,752
Repurchase Agreement	—	199,510	—	199,510

Total Investment Securities	$35,091,752	$199,510	$—	$35,291,262

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Madison Conservative Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.6%
Capital Markets - 64.0%
Madison Core Bond Fund (A)	477,917	$5,008,569
Madison Equity Income Fund (A)	123,467	1,211,211
Madison International Stock Fund (A)	182,046	2,142,684
Madison Large Capital Growth Fund (A)	55,986	1,048,613
Madison Large Capital Value Fund (A)	208,824	3,190,834
Madison Mosaic Disciplined Equity Fund (A)	449,822	6,634,870
Madison Mosaic Institutional Bond Fund (A)	676,132	7,559,160
Fixed Income - 17.7%
Transamerica PIMCO Total Return VP (B)	614,916	7,434,332
Inflation-Protected Securities - 1.8%
Transamerica PIMCO Real Return TIPS VP (B)	67,485	751,112
Tactical and Specialty - 16.1%
Transamerica Bond (C)	625,050	6,756,792

Total Investment Companies (cost $40,957,460)		41,738,177

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.03% (D), dated 03/28/2013, to be repurchased at $294,932 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/20/2027, and with a value of $305,710.	$294,931	294,931

Total Repurchase Agreement (cost $294,931)		294,931

Total Investment Securities (cost $41,252,391) (E)		42,033,108
Other Assets and Liabilities - Net		(145,760)

Net Assets		$41,887,348

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Madison Conservative Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The investment issuer is affiliated with the sub-adviser of the portfolio.
(B)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	The portfolio invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(D)	Rate shown reflects the yield at March 31, 2013.
(E)	Aggregate cost for federal income tax purposes is $41,252,391. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $873,672 and $92,955, respectively. Net unrealized appreciation for tax purposes is $780,717.

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Investment Companies	$41,738,177	$—	$—	$41,738,177
Repurchase Agreement	—	294,931	—	294,931

Total Investment Securities	$41,738,177	$294,931	$—	$42,033,108

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 33.5%
U.S. Treasury Bond
2.75%, 08/15/2042	$275,000	$255,148
2.75%, 11/15/2042 (A)	100,000	92,688
4.38%, 05/15/2041	400,000	501,812
U.S. Treasury Note
0.50%, 10/15/2013	1,500,000	1,503,105
1.00%, 09/30/2016	2,400,000	2,444,813
1.38%, 12/31/2018	3,000,000	3,073,593
1.63%, 08/15/2022	800,000	789,687
2.00%, 11/15/2021	1,450,000	1,495,312
2.00%, 02/15/2023 (A)	600,000	607,594
2.38%, 10/31/2014 - 06/30/2018	5,000,000	5,283,790
3.13%, 10/31/2016 - 05/15/2021	3,400,000	3,751,765

Total U.S. Government Obligations (cost $19,639,154)		19,799,307

U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.8%
Fannie Mae
3.00%, 10/01/2042 - 03/01/2043	844,379	871,607
3.50%, 08/01/2042	475,941	502,891
4.00%, 02/01/2041 - 04/01/2041	133,372	142,279
4.50%, 03/01/2039 - 03/01/2041	74,730	80,582
5.00%, 07/01/2035	26,078	28,365
Freddie Mac
3.00%, 09/01/2042	242,836	249,562
3.50%, 08/01/2042 - 09/01/2042	803,196	847,675
4.00%, 09/01/2040 - 10/01/2041	252,606	268,502
4.50%, 11/01/2039	25,182	26,940
Ginnie Mae
4.00%, 12/15/2039	36,414	39,733
4.50%, 08/15/2040	45,473	49,894
Ginnie Mae, TBA
3.50%	300,000	322,687

Total U.S. Government Agency Obligations (cost $3,428,158)		3,430,717

CORPORATE DEBT SECURITIES - 15.0%
Beverages - 0.8%
Coca-Cola Co.
5.35%, 11/15/2017	375,000	444,592
Commercial Banks - 1.1%
U.S. Bancorp
4.20%, 05/15/2014	200,000	208,491
Wells Fargo & Co., Series GMTN
3.50%, 03/08/2022	400,000	420,399
Consumer Finance - 1.0%
American Express Co.
4.88%, 07/15/2013	150,000	151,876
John Deere Capital Corp., Series MTN
1.40%, 03/15/2017	425,000	430,492
Diversified Financial Services - 0.7%
General Electric Capital Corp.
2.90%, 01/09/2017 (A)	375,000	395,776
Diversified Telecommunication Services - 0.6%
AT&T, Inc.
3.00%, 02/15/2022 (A)	350,000	354,108
Electrical Equipment - 0.3%
Emerson Electric Co.
5.00%, 04/15/2019	175,000	207,595

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.
5.50%, 03/15/2017 (A)	$375,000	$440,116
Wal-Mart Stores, Inc.
3.25%, 10/25/2020 (A)	400,000	432,613
Walgreen Co.
5.25%, 01/15/2019	350,000	407,765
Industrial Conglomerates - 0.2%
3M Co., Series MTN
4.38%, 08/15/2013	125,000	126,903
Internet Software & Services - 0.7%
eBay, Inc.
1.35%, 07/15/2017 (A)	425,000	429,699
Media - 0.9%
Comcast Corp.
5.15%, 03/01/2020 (A)	375,000	444,266
Walt Disney Co., Series MTN
4.50%, 12/15/2013	100,000	102,944
Multiline Retail - 0.7%
Target Corp.
2.90%, 01/15/2022	400,000	412,890
Oil, Gas & Consumable Fuels - 2.3%
ConocoPhillips
5.75%, 02/01/2019	325,000	397,627
Devon Energy Corp.
6.30%, 01/15/2019	125,000	150,910
Marathon Oil Corp.
6.00%, 10/01/2017 (A)	350,000	415,608
Valero Energy Corp.
6.13%, 06/15/2017	325,000	386,611
Pharmaceuticals - 0.5%
Eli Lilly & Co.
4.20%, 03/06/2014 (A)	100,000	103,533
Pfizer, Inc.
5.35%, 03/15/2015	200,000	218,406
Real Estate Investment Trusts - 0.7%
Simon Property Group, LP
3.38%, 03/15/2022 (A)	400,000	418,317
Road & Rail - 0.7%
Norfolk Southern Corp.
3.25%, 12/01/2021	400,000	417,711
Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp.
1.95%, 10/01/2016	200,000	207,180
3.30%, 10/01/2021 (A)	200,000	209,845
Software - 0.9%
Microsoft Corp.
3.00%, 10/01/2020 (A)	400,000	427,452
Oracle Corp.
4.95%, 04/15/2013	100,000	100,152

Total Corporate Debt Securities (cost $8,819,883)		8,863,877

	Shares	Value
COMMON STOCKS - 39.9%
Aerospace & Defense - 2.0%
Boeing Co.	5,997	514,842
United Technologies Corp. (A)	7,230	675,499
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. - Class B	6,256	537,390
Beverages - 2.6%
Coca-Cola Co. (A)	9,291	375,728

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Beverages (continued)
Diageo PLC - ADR	2,698	$339,516
PepsiCo, Inc.	10,722	848,218
Capital Markets - 1.6%
Bank of New York Mellon Corp.	10,903	305,175
BlackRock, Inc. - Class A (A)	1,172	301,063
Northern Trust Corp. (A)	5,848	319,067
Chemicals - 0.6%
Air Products & Chemicals, Inc. (A)	4,096	356,844
Commercial Banks - 2.4%
M&T Bank Corp. (A)	3,442	355,077
U.S. Bancorp - Class A	13,391	454,356
Wells Fargo & Co.	16,687	617,252
Commercial Services & Supplies - 0.5%
Waste Management, Inc. (A)	7,194	282,077
Diversified Telecommunication Services - 1.0%
AT&T, Inc. (A)	15,542	570,236
Electrical Equipment - 0.7%
Emerson Electric Co. (A)	6,894	385,168
Food & Staples Retailing - 0.9%
Sysco Corp. (A)	8,192	288,112
Wal-Mart Stores, Inc.	3,496	261,606
Food Products - 0.7%
Nestle SA - ADR	5,894	427,138
Health Care Equipment & Supplies - 1.3%
Becton Dickinson and Co. (A)	3,323	317,712
Medtronic, Inc.	9,571	449,454
Hotels, Restaurants & Leisure - 0.9%
McDonald’s Corp.	5,246	522,974
Household Products - 1.0%
Procter & Gamble Co.	7,395	569,859
Industrial Conglomerates - 1.4%
3M Co.	7,844	833,896
Insurance - 3.2%
Axis Capital Holdings, Ltd.	9,824	408,875
PartnerRe, Ltd. (A)	4,936	459,591
Travelers Cos., Inc.	12,046	1,014,153
IT Services - 1.2%
Accenture PLC - Class A	4,257	323,404
Automatic Data Processing, Inc. (A)	6,045	393,046
Media - 2.5%
Omnicom Group, Inc. (A)	7,143	420,723
Time Warner, Inc. (A)	12,431	716,274
Viacom, Inc. - Class B	5,545	341,406
Multiline Retail - 0.8%
Target Corp. (A)	6,896	472,031
Oil, Gas & Consumable Fuels - 4.6%
Chevron Corp.	8,793	1,044,784
ConocoPhillips (A)	14,491	870,909
Exxon Mobil Corp.	5,395	486,144
Occidental Petroleum Corp.	4,297	336,756
Pharmaceuticals - 6.3%
Johnson & Johnson (A)	14,339	1,169,058
Merck & Co., Inc.	20,586	910,519
Novartis AG - ADR	6,297	448,598
Pfizer, Inc.	40,673	1,173,823
Semiconductors & Semiconductor Equipment - 1.5%
Intel Corp. (A)	11,292	246,730
Linear Technology Corp. (A)	8,991	344,985
Microchip Technology, Inc. (A)	7,495	275,516
Software - 0.8%
Microsoft Corp.	17,089	488,916

	Shares	Value
COMMON STOCKS (continued)
Tobacco - 0.5%
Philip Morris International, Inc.	3,097	$287,123

Total Common Stocks (cost $20,272,009)		23,541,623

SECURITIES LENDING COLLATERAL - 20.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (B)	12,249,743	12,249,743

Total Securities Lending Collateral (cost $12,249,743)		12,249,743

	Principal	Value
REPURCHASE AGREEMENT - 4.3%
State Street Bank & Trust Co. 0.03% (B), dated 03/28/2013, to be repurchased at $2,527,995 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/20/2027, and with a value of $2,583,253.	$2,527,986	2,527,986

Total Repurchase Agreement (cost $2,527,986)		2,527,986

Total Investment Securities (cost $66,936,933) (C)		70,413,253
Other Assets and Liabilities - Net		(11,405,453)

Net Assets		$59,007,800

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $11,989,228. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at March 31, 2013.
(C)	Aggregate cost for federal income tax purposes is $66,936,933. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $3,588,389 and $112,069, respectively. Net unrealized appreciation for tax purposes is $3,476,320.

DEFINITIONS:

ADR	American Depositary Receipt
GMTN	Global Medium Term Note
MTN	Medium Term Note
TBA	To Be Announced

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
U.S. Government Obligations	$—	$19,799,307	$—	$19,799,307
U.S. Government Agency Obligations	—	3,430,717	—	3,430,717
Corporate Debt Securities	—	8,863,877	—	8,863,877
Common Stocks	23,541,623	—	—	23,541,623
Securities Lending Collateral	12,249,743	—	—	12,249,743
Repurchase Agreement	—	2,527,986	—	2,527,986

Total Investment Securities	$35,791,366	$34,621,887	$—	$70,413,253

Other Assets (E)
Cash	$1,276,570	$—	$—	$1,276,570

Total Other Assets	$1,276,570	$—	$—	$1,276,570

Other Liabilities (E)
Collateral for Securities on Loan	$—	$(12,249,743)	$—	$(12,249,743)

Total Other Liabilities	$—	$(12,249,743)	$—	$(12,249,743)

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 43.3%
U.S. Treasury STRIPS
0.30%, 08/15/2015 (A)	$2,410,000	$2,392,258
0.46%, 08/15/2016 (A)	2,610,000	2,568,334
0.70%, 11/15/2017 (A)	11,730,000	11,339,473

Total U.S. Government Obligations (cost $16,285,248)		16,300,065

U.S. GOVERNMENT AGENCY OBLIGATIONS - 33.5%
Fannie Mae
0.50%, 03/30/2016 (B)	550,000	550,633
0.88%, 08/28/2017 (B)	2,835,000	2,842,391
Federal Farm Credit Banks
4.88%, 01/17/2017	2,485,000	2,885,917
Freddie Mac
0.50%, 05/13/2016	650,000	650,647
1.00%, 09/29/2017 (B)	2,850,000	2,869,899
Series 1
1.00%, 06/21/2017 (B)	2,805,000	2,831,992

Total U.S. Government Agency Obligations (cost $12,637,842)		12,631,479

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.4%
U.S. Treasury Bill
0.07%, 06/20/2013 (A) (C)	160,000	159,973

Total Short-Term U.S. Government Obligation (cost $159,973)		159,973

	Notional Amount	Value
PURCHASED OPTIONS - 15.7%
Call Options - 15.7%
OTC- S&P 500 Index - Flex Index Value $1,460.00
Expires 09/16/2017
Counterparty: CSFB	19,300	4,846,238
OTC- S&P 500 Index - Flex Index Value $1,520.00
Expires 03/17/2018
Counterparty: CSFB	4,500	1,061,524

Total Purchased Options (cost $4,887,072)		5,907,762

	Shares	Value
SECURITIES LENDING COLLATERAL - 21.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (A)	8,164,180	8,164,180

Total Securities Lending Collateral (cost $8,164,180)		8,164,180

	Principal	Value
REPURCHASE AGREEMENT - 6.9%
State Street Bank & Trust Co. 0.03% (A), dated 03/28/2013, to be repurchased at $2,605,525 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $2,658,607.	$2,605,516	$2,605,516

Total Repurchase Agreement (cost $2,605,516)		2,605,516

Total Investment Securities (cost $44,739,831) (D)		45,768,975
Other Assets and Liabilities - Net		(8,101,772)

Net Assets		$37,667,203

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Unrealized Appreciation
S&P 500 E-Mini Index	Long	29	06/21/2013	$19,387

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures (1)
CSFB	$5,907,762	$—	$5,907,762

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at March 31, 2013.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $8,001,868. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	This security, in the amount of $159,973, has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
(D)	Aggregate cost for federal income tax purposes is $44,739,831. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $1,038,683 and $9,539, respectively. Net unrealized appreciation for tax purposes is $1,029,144.

DEFINITIONS:

CSFB	Credit Suisse First Boston
OTC	Over the Counter
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
U.S. Government Obligations	$—	$16,300,065	$—	$16,300,065
U.S. Government Agency Obligations	—	12,631,479	—	12,631,479
Short-Term U.S. Government Obligation	—	159,973	—	159,973
Purchased Options	—	5,907,762	—	5,907,762
Securities Lending Collateral	8,164,180	—	—	8,164,180
Repurchase Agreement	—	2,605,516	—	2,605,516

Total Investment Securities	$8,164,180	$37,604,795	$—	$45,768,975

Other Financial Instruments in Assets
Futures Contracts (F)	$19,387	$—	$—	$19,387

Total Other Financial Instruments in Assets	$19,387	$—	$—	$19,387

Other Assets (G)
Cash	$22,456	$—	$—	$22,456

Total Other Assets	$22,456	$—	$—	$22,456

Other Liabilities (G)
Collateral for Securities on Loan	$—	$(8,164,180)	$—	$(8,164,180)

Total Other Liabilities	$—	$(8,164,180)	$—	$(8,164,180)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(F)	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
(G)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Australia - 1.8%
QBE Insurance Group, Ltd.	236,481	$3,326,328
Westpac Banking Corp.	30,310	970,702
Brazil - 1.7%
BM&FBovespa SA	180,200	1,216,344
Itau Unibanco Holding SA - ADR	131,500	2,340,700
Tim Participacoes SA - ADR	26,520	580,258
Canada - 2.3%
Canadian National Railway Co.	54,580	5,474,374
Czech Republic - 0.6%
Komercni Banka AS	6,978	1,332,230
France - 12.0%
Air Liquide SA - Class A	38,406	4,666,091
Danone SA	71,418	4,969,183
Dassault Systemes SA	12,165	1,406,241
Legrand SA	65,618	2,861,507
LVMH Moet Hennessy Louis Vuitton SA	28,528	4,896,541
Pernod-Ricard SA	40,150	5,003,040
Schneider Electric SA	66,474	4,856,956
Germany - 11.4%
Bayer AG	79,500	8,200,467
Beiersdorf AG	46,445	4,288,942
Deutsche Boerse AG	9,533	577,329
Linde AG	32,833	6,104,720
Merck KGaA	25,079	3,783,765
SAP AG	55,996	4,486,157
Hong Kong - 3.1%
AIA Group, Ltd.	654,600	2,858,718
China Unicom Hong Kong, Ltd. (A)	1,264,000	1,686,951
Li & Fung, Ltd. (A)	2,168,000	2,988,399
India - 1.4%
ICICI Bank, Ltd. - ADR (A)	77,460	3,323,034
Italy - 0.7%
Saipem SpA	53,075	1,632,141
Japan - 13.3%
Canon, Inc.	72,000	2,638,764
Denso Corp. (A)	123,900	5,231,874
FANUC Corp.	18,700	2,858,586
Honda Motor Co., Ltd. (A)	155,200	5,935,306
Hoya Corp. (A)	140,300	2,632,069
INPEX Corp.	636	3,405,152
Lawson, Inc. (A)	36,600	2,807,160
NTT DOCOMO, Inc. (A)	793	1,176,000
Shin-Etsu Chemical Co., Ltd. (A)	79,200	5,224,752
Korea, Republic of - 1.0%
Samsung Electronics Co., Ltd.	1,718	2,331,638
Mexico - 0.3%
Grupo Financiero Santander Mexico SAB de CV - ADR (A) (B)	49,330	761,162
Netherlands - 7.5%
Akzo Nobel NV	63,146	4,008,334
Heineken NV	83,515	6,294,762
ING Groep NV (B)	443,027	3,144,432
Randstad Holding NV	112,881	4,621,609
Russian Federation - 0.5%
Sberbank of Russia - ADR	94,846	1,214,715
Singapore - 1.7%
DBS Group Holdings, Ltd.	239,000	3,083,001
Singapore Telecommunications, Ltd.	363,700	1,052,673

	Shares	Value
COMMON STOCKS (continued)
Spain - 2.5%
Amadeus IT Holding SA - Class A	132,795	$3,587,458
Banco Santander SA	280,930	1,887,698
Red Electrica Corp. SA	11,490	578,092
Sweden - 1.0%
Hennes & Mauritz AB - Class B	65,410	2,338,742
Switzerland - 10.7%
Givaudan SA (B)	428	525,701
Julius Baer Group, Ltd. (B)	99,144	3,854,846
Keuhne & Nagel International AG	11,910	1,298,520
Nestle SA	118,914	8,599,438
Roche Holding AG	17,012	3,960,447
Sonova Holding AG (B)	11,895	1,427,199
Swiss Re AG (B)	27,893	2,268,345
UBS AG - Class A (B)	236,962	3,631,936
Taiwan - 2.4%
Hon Hai Precision Industry Co., Ltd.	705,390	1,950,865
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	227,667	3,913,596
United Kingdom - 19.3%
Barclays PLC	527,566	2,333,888
BG Group PLC	185,476	3,181,764
Compass Group PLC	422,250	5,392,544
Diageo PLC	137,773	4,343,787
Hays PLC	718,665	1,053,210
HSBC Holdings PLC	700,101	7,472,972
Reckitt Benckiser Group PLC	64,643	4,634,104
Rio Tinto PLC	80,070	3,753,283
Royal Dutch Shell PLC - Class A	25,808	834,865
Smiths Group PLC	134,994	2,578,316
Standard Chartered PLC	231,358	5,988,430
WPP PLC - Class A	298,010	4,749,990
United States - 3.2%
Check Point Software Technologies, Ltd. (A) (B)	29,360	1,379,626
Delphi Automotive PLC - Class A	67,740	3,007,656
Valeant Pharmaceuticals International, Inc. (B)	22,940	1,720,959
Yum! Brands, Inc. (A)	21,800	1,568,292

Total Common Stocks (cost $201,036,382)		236,069,676

SECURITIES LENDING COLLATERAL - 9.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (C)	22,363,870	22,363,870

Total Securities Lending Collateral (cost $22,363,870)		22,363,870

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.03% (C), dated 03/28/2013, to be repurchased at $2,107,093 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/20/2027, and with a value of $2,150,164.	$2,107,086	2,107,086

Total Repurchase Agreement (cost $2,107,086)		2,107,086

Total Investment Securities (cost $225,507,338) (D)		260,540,632
Other Assets and Liabilities - Net		(20,677,319)

Net Assets		$239,863,313

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Commercial Banks	11.8%	$30,708,532
Chemicals	7.9	20,529,598
Pharmaceuticals	6.8	17,665,638
Beverages	6.0	15,641,589
Food Products	5.2	13,568,621
Insurance	3.2	8,453,391
Auto Components	3.2	8,239,530
Electrical Equipment	3.0	7,718,463
Capital Markets	2.9	7,486,782
Oil, Gas & Consumable Fuels	2.8	7,421,781
Software	2.8	7,272,024
Hotels, Restaurants & Leisure	2.7	6,960,836
Semiconductors & Semiconductor Equipment	2.4	6,245,234
Automobiles	2.3	5,935,306
Professional Services	2.2	5,674,819
Road & Rail	2.1	5,474,374
Diversified Financial Services	1.9	4,938,105
Textiles, Apparel & Luxury Goods	1.9	4,896,541
Media	1.8	4,749,990
Household Products	1.8	4,634,104
Electronic Equipment & Instruments	1.8	4,582,934
Personal Products	1.6	4,288,942
Metals & Mining	1.4	3,753,283
IT Services	1.4	3,587,458
Distributors	1.1	2,988,399
Machinery	1.1	2,858,586
Food & Staples Retailing	1.1	2,807,160
Diversified Telecommunication Services	1.0	2,739,624
Office Electronics	1.0	2,638,764
Industrial Conglomerates	1.0	2,578,316
Specialty Retail	0.9	2,338,742
Wireless Telecommunication Services	0.7	1,756,258
Energy Equipment & Services	0.6	1,632,141
Health Care Equipment & Supplies	0.5	1,427,199
Marine	0.5	1,298,520
Electric Utilities	0.2	578,092

Investment Securities, at Value	90.6	236,069,676
Short-Term Investments	9.4	24,470,956

Total Investments	100.0%	$260,540,632

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $21,417,251. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at March 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $225,507,338. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $43,503,123 and $8,469,829, respectively. Net unrealized appreciation for tax purposes is $35,033,294.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Common Stocks	$26,500,716	$209,568,960	$—	$236,069,676
Securities Lending Collateral	22,363,870	—	—	22,363,870
Repurchase Agreement	—	2,107,086	—	2,107,086

Total Investment Securities	$48,864,586	$211,676,046	$—	$260,540,632

Other Assets (F)
Foreign Currency	$248,335	$—	$—	$248,335

Total Other Assets	$248,335	$—	$—	$248,335

Other Liabilities (F)
Collateral for Securities on Loan	$—	$(22,363,870)	$—	$(22,363,870)

Total Other Liabilities	$—	$(22,363,870)	$—	$(22,363,870)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Morgan Stanley Active International Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.2%
Germany - 0.2%
Volkswagen AG, 1.96% (A)	1,340	$266,241
Mexico - 0.0% (B)
Cemex SAB de CV CPO (C)	17,900	21,738

Total Convertible Preferred Stocks (cost $262,889)		287,979

PREFERRED STOCKS - 0.3%
Germany - 0.3%
Henkel AG & Co. KGaA, 1.06% (A)	1,799	173,161
Porsche Automobil Holding SE, 1.33% (A)	407	29,748
ProSiebenSat.1 Media AG, 4.20% (A)	3,316	118,380
RWE AG, 7.10% (A) (D)	92	3,300

Total Preferred Stocks (cost $225,444)		324,589

COMMON STOCKS - 81.0%
Australia - 6.0%
AGL Energy, Ltd.	4,130	68,197
ALS, Ltd. (D)	2,402	26,184
Amcor, Ltd.	8,598	83,073
AMP, Ltd.	22,606	122,624
APA Group	5,589	34,681
Asciano, Ltd.	7,110	41,380
Aurizon Holdings, Ltd.	12,369	51,898
Australia & New Zealand Banking Group, Ltd.	20,011	594,407
BHP Billiton, Ltd.	24,041	819,993
Boral, Ltd. (D)	4	20
Brambles, Ltd.	11,520	101,590
Coca-Cola Amatil, Ltd.	4,493	68,204
Cochlear, Ltd.	414	29,332
Commonwealth Bank of Australia	11,229	795,110
Crown, Ltd. (D)	2,966	37,983
CSL, Ltd.	3,732	230,142
Echo Entertainment Group, Ltd. - Class A	5,390	19,529
Fortescue Metals Group, Ltd. (D)	8,311	34,093
Goodman Group - REIT	14,139	70,366
Harvey Norman Holdings, Ltd. (D)	4,283	12,174
Iluka Resources, Ltd. (D)	3,245	31,589
Incitec Pivot, Ltd.	11,689	37,605
Insurance Australia Group, Ltd.	16,353	97,218
Leighton Holdings, Ltd. (D)	1,089	23,289
Lend Lease Corp., Ltd.	2,142	22,747
Macquarie Group, Ltd.	2,259	87,375
National Australia Bank, Ltd. - Class N	15,158	486,709
Newcrest Mining, Ltd.	7,353	153,494
Orica, Ltd.	2,519	64,124
Origin Energy, Ltd.	8,094	111,912
QBE Insurance Group, Ltd. (D)	7,254	102,034
Rio Tinto, Ltd. (D)	3,190	189,977
Santos, Ltd.	6,966	90,150
Shopping Centres Australasia Property Group - REIT (C) (D)	1,733	2,986
Sonic Healthcare, Ltd.	3,293	47,759
Stockland - REIT	42,177	160,281
Suncorp Group, Ltd.	9,098	111,964
Tabcorp Holdings, Ltd. (D)	5,138	17,279
Tatts Group, Ltd.	9,954	32,853
Telstra Corp., Ltd.	29,642	139,187
Toll Holdings, Ltd.	4,975	30,716
Transurban Group	9,639	64,027

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
Wesfarmers, Ltd.	7,168	$300,011
Westfield Group - REIT	18,772	212,058
Westfield Retail Trust - REIT	31,500	99,045
Westpac Banking Corp.	20,394	653,134
Woodside Petroleum, Ltd.	4,646	173,268
Woolworths, Ltd.	8,665	304,839
WorleyParsons, Ltd. (D)	1,628	41,849
Austria - 0.5%
Erste Group Bank AG (C)	2,471	68,829
OMV AG	2,618	111,332
Raiffeisen Bank International AG	154	5,234
Telekom Austria AG	14,146	92,823
Verbund AG	3,158	68,453
Vienna Insurance Group AG	763	36,951
Voestalpine AG	5,424	166,553
Belgium - 1.0%
Ageas	388	13,123
Anheuser-Busch InBev NV	8,064	798,521
Anheuser-Busch InBev NV - STRIP VVPR (E)	2,616	3
Belgacom SA	987	24,538
Delhaize Group SA (D)	752	41,021
Groupe Bruxelles Lambert SA	724	55,359
KBC Groep NV	1,031	35,511
Solvay SA - Class A (D)	457	61,891
Telenet Group Holding NV	500	24,727
UCB SA	1,027	65,560
Umicore SA	972	45,658
Denmark - 1.4%
A.P. Moller - Maersk A/S - Class A	7	52,517
A.P. Moller - Maersk A/S - Class B	18	141,274
Carlsberg AS - Class B (D)	1,350	131,617
Coloplast A/S	1,620	87,293
Danske Bank A/S - Class R (C)	8,247	147,863
DSV A/S (D)	2,514	60,839
Novo Nordisk A/S - Class B	5,216	840,726
Novozymes A/S (D)	3,287	111,615
TDC A/S - Class B	17,474	134,495
Finland - 1.0%
Elisa OYJ (D)	3,573	66,365
Fortum OYJ	5,889	118,667
Kesko OYJ - Class B	4,178	130,515
Kone OYJ - Class B	1,435	112,851
Metso OYJ	3,113	132,441
Neste Oil OYJ (D)	4,345	61,266
Nokia OYJ (D)	56,151	181,670
Sampo - Class A	3,455	132,864
Stora Enso OYJ - Class R	6,559	42,333
UPM-Kymmene OYJ	11,959	133,445
Wartsila OYJ Abp (D)	1,758	78,985
France - 6.7%
Accor SA	910	31,612
Air Liquide SA - Class A	1,493	181,390
Alstom SA	2,773	112,858
AtoS	112	7,708
AXA SA	10,913	187,590
BNP Paribas SA	7,702	395,308
Bouygues SA - Class A	3,603	97,728
Capital Gemini SA	639	29,078
Carrefour SA	3,212	87,925
Casino Guichard Perrachon SA	432	45,397
Christian Dior SA	622	103,172
Cie de St-Gobain	6,585	244,113
Cie Generale D’optique Essilor International SA	814	90,517

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Morgan Stanley Active International Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
France (continued)
CIE Generale de Geophysique - Veritas (C)	1,693	$38,130
Cie Generale des Etablissements Michelin - Class B	462	38,642
CNP Assurances	1,648	22,614
Credit Agricole SA (C)	6,735	55,477
Danone SA	6,270	436,260
Dassault Systemes SA	273	31,558
Edenred	910	29,780
Electricite de France SA	357	6,846
Eurazeo NPV	138	6,996
European Aeronautic Defence and Space Co., NV	3,257	165,747
Fonciere Des Regions - REIT	196	15,346
France Telecom SA	7,283	73,659
GDF Suez	5,812	111,901
Gecina SA - REIT	158	18,333
Gemalto NV	915	79,815
ICADE - REIT	192	16,790
Imerys SA	271	17,644
Klepierre - REIT	729	28,637
L’Oreal SA	635	100,689
Lafarge SA	2,068	137,394
Lagardere SCA	858	31,593
Legrand SA	3,153	137,498
LVMH Moet Hennessy Louis Vuitton SA	2,153	369,541
Natixis - Class A	7,745	29,407
Pernod-Ricard SA	287	35,763
Peugeot SA (C)	713	5,164
PPR SA	517	113,590
Publicis Groupe SA	628	42,110
Remy Cointreau SA	322	37,214
Renault SA	470	29,446
Safran SA	3,120	139,158
Sanofi	8,924	906,788
Schneider Electric SA	7,514	549,014
SCOR SE	2,493	71,583
SES	1,616	50,647
Societe BIC SA	252	29,263
Societe Generale SA (C)	16,261	534,236
Sodexo	521	48,552
STMicroelectronics NV - Class B	3,524	27,103
Technip SA	1,084	111,134
Total SA	17,825	853,524
Unibail-Rodamco SE - REIT	898	209,155
Veolia Environnement SA	1,786	22,523
Vinci SA	9,877	444,965
Vivendi SA	8,934	184,550
Germany - 7.2%
Adidas AG	1,451	150,546
Allianz SE - Class A	4,828	655,701
BASF SE - Class R	7,889	690,887
Bayer AG	11,250	1,160,444
Bayerische Motoren Werke AG	3,008	259,534
Beiersdorf AG	2,043	188,660
Brenntag AG	333	51,991
Celesio AG	634	11,906
Commerzbank AG (C) (D)	20,946	30,743
Continental AG	297	35,509
Daimler AG	7,656	416,549
Deutsche Bank AG	7,573	295,252
Deutsche Boerse AG	1,686	102,106
Deutsche Lufthansa AG	873	17,049
Deutsche Post AG	15,554	358,384
Deutsche Telekom AG	24,481	258,768
E.ON SE	20,642	360,385
Fresenius Medical Care AG & Co., KGaA	2,156	145,507

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Fresenius SE & Co. KGaA	1,353	$167,000
GEA Group AG	1,405	46,304
Hannover Rueckversicherung SE	1,552	121,733
HeidelbergCement AG	1,016	73,010
Henkel AG & Co. KGaA	2,011	158,793
Infineon Technologies AG	11,993	94,699
K+S AG	2,065	96,047
Lanxess AG	1,250	88,640
Linde AG	1,268	235,762
Merck KGaA	155	23,385
Metro AG	1,554	44,182
Muenchener Rueckversicherungs AG	2,056	384,517
RWE AG	4,776	178,001
SAP AG	12,609	1,010,179
Siemens AG - Class A	5,850	630,126
ThyssenKrupp AG (C)	1,679	34,145
Volkswagen AG	296	55,681
Hong Kong - 0.0% (B)
China Merchants Holdings International Co., Ltd.	27	89
Henderson Land Development Co., Ltd.	82	560
Hong Kong Exchanges and Clearing, Ltd.	66	1,125
MGM China Holdings, Ltd.	12,800	27,537
Indonesia - 0.4%
Adaro Energy PT	45,600	6,147
Astra International PT	85,000	69,102
Bank Central Asia PT	52,500	61,590
Bank Danamon Indonesia PT	13,500	8,961
Bank Mandiri Persero PT	40,000	41,163
Bank Negara Indonesia Persero Tbk PT	34,500	17,929
Bank Rakyat Indonesia Persero Tbk PT	48,500	43,671
Bumi Resources Tbk PT	79,000	5,609
Charoen Pokphand Indonesia PT	37,000	19,228
Gudang Garam PT	2,500	12,593
Indo Tambangraya Megah PT	1,900	6,941
Indocement Tunggal Prakarsa Tbk PT	6,500	15,585
Indofood Sukses Makmur PT	20,000	15,333
Kalbe Farma PT	112,500	14,356
Perusahaan Gas Negara Persero Tbk PT	46,500	28,472
Semen Gresik Persero PT	15,500	28,233
Tambang Batubara Bukit Asam Persero Tbk PT	3,500	5,187
Telekomunikasi Indonesia Persero PT	42,000	47,543
Unilever Indonesia PT	6,500	15,251
United Tractors Tbk PT	7,621	14,273
Ireland - 0.1%
CRH PLC	4,509	99,529
Elan Corp. PLC (C)	1,316	15,130
Kerry Group PLC	605	36,050
Ryanair Holdings PLC - ADR	200	8,356
Italy - 0.7%
Banco Popolare SC (C)	8,653	10,909
Enel SpA	8,831	28,821
ENI SpA - Class B	3,693	82,985
Fiat Industrial SpA	27,362	307,599
Intesa Sanpaolo SpA	60,308	88,283
Luxottica Group SpA	4,629	232,066
UniCredit SpA - Class A (C)	15,613	66,645
Unione di Banche Italiane SCPA	3,343	12,316
Japan - 19.8%
ABC-Mart, Inc. (D)	400	15,233
Aeon Mall Co., Ltd. - Class A	1,100	33,467
Ajinomoto Co., Inc. (D)	10,000	146,704
Asahi Glass Co., Ltd.	26,000	179,806
Asahi Kasei Corp. (D)	17,000	114,315

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Morgan Stanley Active International Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Asics Corp. (D)	2,300	$37,822
Astellas Pharma, Inc.	8,200	440,771
Bank of Yokohama, Ltd. (D)	31,000	179,147
Benesse Holdings, Inc. (D)	300	12,748
Bridgestone Corp.	12,700	424,975
Central Japan Railway Co. (D)	1,900	200,223
Chiba Bank, Ltd. (D)	13,000	93,355
Chubu Electric Power Co., Inc. (D)	2,500	30,382
Chugai Pharmaceutical Co., Ltd.	4,100	91,116
Credit Saison Co., Ltd. (D)	3,400	84,661
Dai Nippon Printing Co., Ltd. (D)	5,000	47,538
Daihatsu Motor Co., Ltd. (D)	3,000	62,081
Daiichi Sankyo Co., Ltd. (D)	12,000	230,732
Daikin Industries, Ltd. (D)	1,700	66,548
Daito Trust Construction Co., Ltd. (D)	1,000	85,622
Daiwa House Industry Co., Ltd. (D)	5,000	97,466
Daiwa Securities Group, Inc. (D)	42,000	295,363
Denso Corp. (D)	6,600	278,695
East Japan Railway Co. (D)	4,300	353,099
Eisai Co., Ltd.	7,800	348,425
FANUC Corp.	2,300	351,591
Fast Retailing Co., Ltd.	1,500	476,921
Fuji Heavy Industries, Ltd.	9,000	141,881
FUJIFILM Holdings Corp.	6,200	122,110
Fujitsu, Ltd.	24,000	99,687
Fukuoka Financial Group, Inc. - Class A	19,000	94,864
GS Yuasa Corp. (D)	2,000	8,328
Hamamatsu Photonics KK (D)	1,000	39,465
Hankyu Hanshin Holdings, Inc. (D)	11,000	66,256
Hirose Electric Co., Ltd. (D)	600	78,844
Hisamitsu Pharmaceutical Co., Inc. (D)	1,000	53,965
Hitachi Metals, Ltd. (D)	3,000	28,587
Hitachi, Ltd. (D)	43,000	249,408
Honda Motor Co., Ltd. (D)	15,800	604,239
Hoya Corp. (D)	11,600	217,619
IHI Corp. (D)	12,000	36,331
INPEX Corp.	16	85,664
Isuzu Motors, Ltd.	19,000	114,442
ITOCHU Corp. (D)	14,100	172,103
Japan Real Estate Investment Corp. - REIT (D)	5	68,465
Japan Retail Fund Investment Corp. - Class A REIT	21	51,979
JFE Holdings, Inc. (D)	4,300	82,451
JGC Corp. (D)	6,000	153,354
Joyo Bank, Ltd. (D)	18,000	100,005
JSR Corp.	5,100	104,021
JX Holdings, Inc.	30,400	170,190
Kansai Electric Power Co., Inc. (C) (D)	5,100	48,272
Kansai Paint Co., Ltd.	3,000	33,208
Kawasaki Heavy Industries, Ltd. (D)	12,000	37,733
Keikyu Corp. (D)	3,000	31,264
Keio Corp. (D)	2,000	17,146
Keyence Corp.	750	229,458
Kintetsu Corp. (D)	19,000	88,405
Komatsu, Ltd. (D)	12,300	291,771
Konica Minolta, Inc. (D)	9,000	65,491
Kubota Corp. (D)	19,000	274,096
Kuraray Co., Ltd. (D)	10,000	140,330
Kyocera Corp. (D)	1,900	173,379
Kyushu Electric Power Co., Inc. (C) (D)	1,700	17,301
LIXIL Group Corp. (D)	2,400	47,727
Makita Corp. (D)	600	26,579
Marubeni Corp. (D)	21,000	159,728
Mitsubishi Chemical Holdings Corp. (D)	19,500	92,389
Mitsubishi Corp. (D)	12,100	226,228
Mitsubishi Electric Corp. (D)	16,000	129,346

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Estate Co., Ltd.	14,000	$386,084
Mitsubishi Heavy Industries, Ltd.	33,000	190,004
Mitsubishi Materials Corp.	24,000	67,563
Mitsubishi Tanabe Pharma Corp. (D)	4,300	65,778
Mitsubishi UFJ Financial Group, Inc. (D)	63,208	378,704
Mitsui & Co., Ltd. (D)	14,300	200,217
Mitsui Fudosan Co., Ltd.	10,000	280,342
Mizuho Financial Group, Inc. (D)	345,100	736,868
MS&AD Insurance Group Holdings (D)	6,100	134,980
Murata Manufacturing Co., Ltd. (D)	2,600	195,549
Nabtesco Corp.	600	12,250
NEC Corp. (D)	35,000	92,952
NGK Insulators, Ltd. (D)	3,000	31,837
NGK Spark Plug Co., Ltd.	5,000	76,327
NHK Spring Co., Ltd.	2,000	20,800
Nidec Corp. (D)	1,100	65,672
Nikon Corp. (D)	4,400	103,065
Nintendo Co., Ltd. (D)	1,100	118,606
Nippon Building Fund, Inc. - REIT	8	111,839
Nippon Express Co., Ltd. (D)	14,000	66,925
Nippon Steel & Sumitomo Metal Corp. (D)	80,000	202,263
Nippon Telegraph & Telephone Corp.	2,900	126,308
Nippon Yusen KK (D)	14,000	35,842
Nissan Motor Co., Ltd. (D)	22,700	218,717
Nitto Denko Corp.	5,600	334,923
NKSJ Holdings, Inc. (D)	2,500	52,292
Nomura Holdings, Inc. (D)	51,400	316,694
NTT Data Corp. (D)	20	65,757
NTT DOCOMO, Inc. (D)	46	68,217
Obayashi Corp. (D)	10,000	47,697
Omron Corp.	3,500	88,118
Ono Pharmaceutical Co., Ltd. (D)	1,400	86,408
Oriental Land Co., Ltd.	800	130,876
ORIX Corp. (C) (D)	5,300	67,337
Osaka Gas Co., Ltd. (D)	11,000	48,027
Otsuka Holdings Co., Ltd. (D)	4,300	149,142
Resona Holdings, Inc. (D)	7,300	38,386
Rinnai Corp. (D)	500	35,534
ROHM Co., Ltd.	1,900	65,698
Sanrio Co., Ltd. (D)	700	30,971
Santen Pharmaceutical Co., Ltd. (D)	2,600	120,285
Secom Co., Ltd. (D)	1,800	92,644
Sekisui Chemical Co., Ltd.	5,000	55,027
Sekisui House, Ltd.	11,000	148,988
Shimano, Inc.	1,600	130,536
Shin-Etsu Chemical Co., Ltd. (D)	5,600	369,427
Shionogi & Co., Ltd.	5,300	107,030
Shizuoka Bank, Ltd. (D)	13,000	146,247
SMC Corp. (D)	900	173,814
Softbank Corp. (D)	9,700	445,148
Sony Corp. (D)	8,000	138,100
Sumitomo Chemical Co., Ltd. (D)	19,000	59,340
Sumitomo Corp. (D)	9,400	118,130
Sumitomo Electric Industries, Ltd.	5,900	72,015
Sumitomo Metal Mining Co., Ltd.	15,000	211,611
Sumitomo Mitsui Financial Group, Inc. (D)	20,300	828,087
Sumitomo Mitsui Trust Holdings, Inc. (D)	136,000	642,906
Sumitomo Realty & Development Co., Ltd. (D)	4,000	152,759
Sysmex Corp. (D)	600	36,458
T&D Holdings, Inc. (D)	5,100	60,625
Taisei Corp. (D)	14,000	38,817
Takeda Pharmaceutical Co., Ltd. (D)	14,800	808,116
TDK Corp. (D)	1,800	62,814
Terumo Corp. (D)	3,300	141,101
THK Co., Ltd. (D)	700	13,801
Tobu Railway Co., Ltd. (D)	12,000	68,710

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Morgan Stanley Active International Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Tohoku Electric Power Co., Inc. (C)	2,500	$19,865
Tokio Marine Holdings, Inc.	7,748	222,559
Tokyo Electron, Ltd. (D)	2,800	118,681
Tokyo Gas Co., Ltd. (D)	14,000	75,551
Tokyu Corp. (D)	18,000	132,894
Tokyu Land Corp. (D)	8,000	74,956
Toppan Printing Co., Ltd. (D)	5,000	35,906
Toray Industries, Inc. (D)	38,000	256,738
Toshiba Corp. (D)	35,000	176,980
Toyota Industries Corp. (D)	1,100	40,256
Toyota Motor Corp.	28,900	1,481,303
Trend Micro, Inc.	3,400	95,027
UniCharm Corp. (D)	1,500	85,569
West Japan Railway Co. (D)	300	14,405
Yahoo! Japan Corp. (D)	238	109,348
Yamada Denki Co., Ltd. (D)	1,360	62,124
Yamato Holdings Co., Ltd. (D)	3,600	65,089
Mexico - 0.3%
Alfa SAB de CV - Class A (D)	9,300	22,694
America Movil SAB de CV - Series L (D)	74,200	78,757
Coca-Cola Femsa SAB de CV - Series L, Class L	900	14,591
Fomento Economico Mexicano SAB de CV	3,700	41,594
Grupo Financiero Banorte SAB de CV - Class O	3,800	30,461
Grupo Financiero Inbursa SAB de CV - Class O (D)	4,200	12,190
Grupo Mexico SAB de CV - Series B	7,500	30,203
Grupo Televisa SAB - Series CPO (D)	6,600	35,048
Industrias Penoles SAB de CV	295	13,859
Mexichem SAB de CV - Class A (D)	2,300	12,318
Wal-Mart de Mexico SAB de CV - Series V	12,500	40,785
Netherlands - 2.8%
Akzo Nobel NV	2,786	176,848
ArcelorMittal	4,552	58,642
ASML Holding NV	4,376	294,324
Corio NV - REIT	674	31,444
Fugro NV	869	48,099
Heineken NV	6,302	475,000
ING Groep NV (C)	44,399	315,127
Koninklijke Ahold NV	12,589	192,920
Koninklijke Boskalis Westminster NV	2,250	89,380
Koninklijke DSM NV	1,210	70,433
Koninklijke KPN NV (D)	13,582	45,684
Koninklijke Philips Electronics NV	9,514	281,534
Randstad Holding NV (D)	2,277	93,226
Reed Elsevier NV	9,249	158,453
TNT Express NV	12,112	88,776
Unilever NV	15,362	629,251
Wolters Kluwer NV	10,910	238,234
Norway - 0.6%
Aker Solutions ASA	4,959	93,082
Orkla ASA	17,676	142,088
Statoil ASA	3,005	73,361
Telenor ASA	7,433	163,660
Yara International ASA	6,147	280,603
Philippines - 1.5%
Aboitiz Equity Ventures, Inc.	108,000	145,945
Aboitiz Power Corp.	93,300	84,590
Alliance Global Group, Inc.	206,100	106,857
Ayala Corp.	11,316	156,904
Ayala Land, Inc.	271,600	218,076
Bank of the Philippine Islands	91,800	247,439
Energy Development Corp.	395,000	62,442
Metropolitan Bank & Trust	54,100	155,104
Philippine Long Distance Telephone Co.	2,410	174,669

	Shares	Value
COMMON STOCKS (continued)
Philippines (continued)
SM Investments Corp.	9,450	$258,649
SM Prime Holdings, Inc.	341,250	159,834
Poland - 0.4%
Bank Pekao SA	1,280	61,701
BRE Bank SA (C)	187	19,636
Cyfrowy Polsat SA (C)	2,827	14,756
Eurocash SA	765	12,484
Jastrzebska Spolka Weglowa SA	456	13,077
KGHM Polska Miedz SA	1,459	70,688
PGE SA	8,732	44,880
Polski Koncern Naftowy Orlen SA (C)	3,717	58,659
Polskie Gornictwo Naftowe I Gazownictwo SA (C)	19,829	33,667
Powszechna Kasa Oszczednosci Bank Polski SA	7,832	83,081
Powszechny Zaklad Ubezpieczen SA	600	74,424
Tauron Polska Energia SA	15,700	20,631
Telekomunikacja Polska SA	8,103	16,594
Portugal - 0.2%
Banco Espirito Santo SA (C)	27,810	28,483
EDP - Energias de Portugal SA	27,510	84,703
Galp Energia SGPS SA - Class B	3,950	61,874
Jeronimo Martins SGPS SA	3,240	63,108
Portugal Telecom SGPS SA	8,085	40,046
Singapore - 1.2%
Ascendas Real Estate Investment Trust - REIT	9,000	18,866
CapitaLand, Ltd.	19,000	54,073
CapitaMall Trust - REIT	17,000	28,645
City Developments, Ltd. (D)	4,000	36,538
ComfortDelGro Corp., Ltd.	14,000	21,558
DBS Group Holdings, Ltd.	16,000	206,393
Genting Singapore PLC (D)	57,000	68,702
Golden Agri-Resources, Ltd. (D)	46,626	21,803
Keppel Corp., Ltd.	12,000	108,357
Noble Group, Ltd.	16,545	16,207
Oversea-Chinese Banking Corp.	31,000	266,175
SembCorp Industries, Ltd.	9,000	37,659
SembCorp Marine, Ltd. (D)	6,000	21,429
Singapore Airlines, Ltd. (D)	2,003	17,554
Singapore Airlines, Ltd.	3,000	26,509
Singapore Exchange, Ltd.	5,000	31,040
Singapore Press Holdings, Ltd. (D)	6,000	21,671
Singapore Technologies Engineering, Ltd.	10,000	34,748
Singapore Telecommunications, Ltd.	61,000	176,217
United Overseas Bank, Ltd.	14,000	230,032
Wilmar International, Ltd. (D)	9,000	25,033
Spain - 0.6%
Banco Bilbao Vizcaya Argentaria SA	25,955	225,008
Banco de Sabadell SA (C)	9,351	17,165
Banco Popular Espanol SA (C)	19,075	14,133
Banco Santander SA	44,235	297,235
CaixaBank	3,141	10,629
Iberdrola SA	6,951	32,370
Inditex SA	213	28,232
Telefonica SA	6,096	81,971
Sweden - 3.2%
Alfa Laval AB	2,187	50,375
ASSA Abloy AB - Series B, Class B	3,046	124,382
Atlas Copco AB - Class A	5,447	154,636
Atlas Copco AB - Class B	3,046	76,938
Electrolux AB - Series B	2,576	65,541
Elekta AB - Class B	3,900	59,219
Getinge AB - Class B	3,840	117,265
Hennes & Mauritz AB - Class B	9,595	343,070

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Morgan Stanley Active International Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Investor AB - Class B	4,931	$142,409
Lundin Petroleum AB (C)	2,053	44,421
Nordea Bank AB	36,306	411,166
Sandvik AB	9,101	139,939
Scania AB - Class B	3,085	64,526
Securitas AB - Class B	8,945	84,213
Skanska AB - Class B	4,328	78,238
SKF AB - Class B	3,492	85,149
Svenska Cellulosa AB - Class B	9,562	246,513
Svenska Handelsbanken AB - Class A	10,249	438,015
Swedish Match AB	2,525	78,386
Tele2 AB - Class B	5,156	89,724
Telefonaktiebolaget LM Ericsson - Class B	47,256	588,837
TeliaSonera AB	23,560	168,225
Volvo AB - Class B	11,486	167,005
Switzerland - 9.1%
ABB, Ltd. (C)	23,211	523,488
Adecco SA (C)	2,219	121,551
Cie Financiere Richemont SA	5,571	437,206
Credit Suisse Group AG (D)	14,108	370,199
Geberit AG	550	135,400
Givaudan SA (C)	127	155,991
Holcim, Ltd. (C)	2,778	221,380
Julius Baer Group, Ltd. (C)	2,621	101,908
Nestle SA	34,523	2,496,581
Novartis AG	25,116	1,784,551
Roche Holding AG	7,584	1,765,579
SGS SA	80	196,187
Swatch Group AG	413	240,152
Swiss Re AG	3,669	298,374
Swisscom AG	419	193,853
Syngenta AG	1,836	765,886
UBS AG - Class A (C)	37,502	574,796
Zurich Insurance Group AG (C)	1,619	450,584
United Kingdom - 16.1%
3i Group PLC	3,923	18,836
Aberdeen Asset Management PLC	6,252	40,772
Admiral Group PLC	1,289	26,088
Aggreko PLC	19,595	530,566
AMEC PLC	2,306	37,001
Anglo American PLC	10,783	277,221
ARM Holdings PLC	24,160	338,098
AstraZeneca PLC	12,641	633,747
Aviva PLC	13,661	61,483
BAE Systems PLC	35,357	211,831
Barclays PLC	52,518	232,333
BG Group PLC	27,182	466,296
BHP Billiton PLC	8,487	246,950
BP PLC	113,659	794,243
British American Tobacco PLC	11,084	594,003
British Land Co., PLC - REIT	6,727	55,553
British Sky Broadcasting Group PLC	20,759	278,518
BT Group PLC - Class A	52,354	221,147
Bunzl PLC	2,527	49,723
Capita PLC	1,633	22,307
Carnival PLC - Class A	4,460	156,136
Centrica PLC	36,404	203,390
Cobham PLC	13,078	48,287
Compass Group PLC	18,494	236,186
Croda International PLC	912	38,011
Diageo PLC	12,912	407,097
Evraz PLC	2,705	9,124
Experian Group, Ltd.	5,286	91,563
G4S PLC	2,328	10,308
GlaxoSmithKline PLC	40,729	952,111
Hammerson PLC - REIT	5,792	43,290

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
HSBC Holdings PLC	174,551	$1,863,181
ICAP PLC	14,074	62,101
Imperial Tobacco Group PLC	5,895	205,925
InterContinental Hotels Group PLC	3,083	94,017
Intu Properties PLC - REIT	4,632	23,528
Investec PLC	1,122	7,825
J. Sainsbury PLC	7,927	45,589
Johnson Matthey PLC	1,045	36,520
Kingfisher PLC	8,595	37,586
Land Securities Group PLC - REIT	5,922	74,595
Legal & General Group PLC	77,783	204,110
Lloyds TSB Group PLC (C)	73,812	54,608
Marks & Spencer Group PLC	24,881	147,441
Meggitt PLC	4,330	32,304
National Grid PLC - Class B	23,647	274,868
Next PLC	1,689	112,047
Old Mutual PLC	27,299	84,079
Pearson PLC	12,501	224,897
Petrofac, Ltd.	1,808	39,367
Prudential PLC	12,135	196,370
Reckitt Benckiser Group PLC	6,023	431,775
Reed Elsevier PLC	10,926	129,658
Rexam PLC	3,311	26,538
Rio Tinto PLC	10,070	472,032
Rolls-Royce Holdings PLC (C)	9,137	156,880
Royal Bank of Scotland Group PLC (C)	15,570	65,177
Royal Dutch Shell PLC - Class A	31,377	1,015,017
Royal Dutch Shell PLC - Class B	22,080	733,056
RSA Insurance Group PLC	20,935	37,026
SABMiller PLC	13,807	726,714
Sage Group PLC	11,365	59,179
Schroders PLC - Series R	783	25,080
Segro PLC - REIT	7,225	27,917
Severn Trent PLC	3,386	88,080
Smith & Nephew PLC	17,972	207,537
Smiths Group PLC	1,760	33,615
SSE PLC - Class B	10,357	233,536
Standard Chartered PLC	26,834	694,567
Standard Life PLC	10,449	57,998
Tesco PLC	42,314	245,314
TUI Travel PLC	27,352	135,319
Tullow Oil PLC	1,041	19,471
Unilever PLC	5,184	219,291
United Utilities Group PLC	1,055	11,357
Vodafone Group PLC	357,145	1,012,611
Weir Group PLC	1,077	37,033
Whitbread PLC	1,874	73,122
Wolseley PLC	1,311	65,198
WPP PLC - Class A	57,673	919,252
Xstrata PLC	10,503	170,440
United States - 0.2%
Transocean, Ltd.	3,877	201,058

Total Common Stocks (cost $87,205,591)		96,899,430

SECURITIES LENDING COLLATERAL - 13.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (A)	16,616,585	16,616,585

Total Securities Lending Collateral (cost $16,616,585)		16,616,585

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Morgan Stanley Active International Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 16.4%
State Street Bank & Trust Co. 0.03% (A), dated 03/28/2013, to be repurchased at $19,679,076 on 04/01/2013. Collateralized by U.S. Government Agency Obligations, 2.00% - 2.50%, due 11/01/2027, and with a total value of $20,075,705.	$19,679,010	$19,679,010

Total Repurchase Agreement (cost $19,679,010)		19,679,010

Total Investment Securities (cost $123,989,519) (F)		133,807,593
Other Assets and Liabilities - Net		(14,096,771)

Net Assets		$119,710,822

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Morgan Stanley Active International Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

FUTURES CONTRACTS: (G)

Description	Type	Contracts	Expiration Date	Unrealized Appreciation (Depreciation)
CAC 40 Index	Long	28	04/19/2013	$(35,235)
DAX Index	Long	4	06/21/2013	(19,686)
FTSE 100 Index	Long	67	06/21/2013	(70,371)
FTSE MIB Index	Long	8	06/21/2013	(41,965)
Hang Seng Index	Long	28	04/29/2013	(8,760)
IBEX 35 Index	Long	5	04/19/2013	(40,406)
MSCI Taiwan Index	Long	13	04/29/2013	2,948
SGX MSCI Singapore Index	Long	17	04/29/2013	11,721
TOPIX Index	Long	45	06/14/2013	207,033

				$5,279

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	SSB	3,015,427	04/18/2013	$3,102,814	$32,480
CHF	SSB	547,343	04/18/2013	578,128	(1,426)
CHF	SSB	(949,540)	04/18/2013	(1,000,611)	137
EUR	SSB	(84,883)	04/03/2013	(108,370)	(439)
EUR	SSB	4,406,548	04/18/2013	5,739,133	(89,934)
EUR	SSB	857,679	04/18/2013	1,096,414	3,131
GBP	DUB	813,060	04/18/2013	1,210,118	25,164
GBP	SSB	209,514	04/18/2013	311,800	6,515
GBP	SSB	2,909,625	04/18/2013	4,399,470	21,123
HKD	SSB	1,887,294	04/18/2013	243,352	(201)
JPY	NTC	(276,913,159)	04/18/2013	(2,885,414)	(56,590)
JPY	RBS	835,528,011	04/18/2013	8,817,633	59,254
JPY	RBS	(41,187,515)	04/18/2013	(429,153)	(8,435)
JPY	SSB	(477,262,472)	04/18/2013	(4,972,986)	(97,586)
JPY	UBS	30,873,119	04/18/2013	321,702	6,303
SGD	SSB	303,160	04/18/2013	243,072	1,353

					$(99,151)

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures (1)
DUB	$25,164	$—	$25,164
NTC	(56,590)	—	(56,590)
RBS	50,819	—	50,819
SSB	(124,847)	—	(124,847)
UBS	6,303	—	6,303

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Commercial Banks	9.8%	$13,075,287
Pharmaceuticals	8.0	10,649,015
Oil, Gas & Consumable Fuels	3.8	5,064,240
Chemicals	3.5	4,654,920
Food Products	3.0	4,045,534
Insurance	3.0	4,021,508
Automobiles	2.8	3,754,128
Metals & Mining	2.5	3,384,555
Machinery	2.2	2,929,290

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Morgan Stanley Active International Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities		Value
Beverages	2.0%		$2,736,318
Media	1.8		2,472,494
Capital Markets	1.6		2,196,201
Diversified Telecommunication Services	1.5		2,071,083
Wireless Telecommunication Services	1.4		1,869,126
Industrial Conglomerates	1.3		1,767,524
Real Estate Management & Development	1.2		1,602,524
Electrical Equipment	1.2		1,598,219
Textiles, Apparel & Luxury Goods	1.2		1,570,505
Food & Staples Retailing	1.2		1,554,090
Electronic Equipment & Instruments	1.1		1,456,764
Real Estate Investment Trusts	1.0		1,369,118
Software	1.0		1,314,549
Multi-Utilities	0.9		1,233,922
Road & Rail	0.9		1,215,002
Household Products	0.8		1,111,062
Hotels, Restaurants & Leisure	0.8		1,109,703
Trading Companies & Distributors	0.8		1,059,525
Specialty Retail	0.7		994,137
Construction & Engineering	0.7		973,468
Commercial Services & Supplies	0.7		961,808
Semiconductors & Semiconductor Equipment	0.7		938,603
Auto Components	0.7		915,204
Tobacco	0.7		890,907
Diversified Financial Services	0.6		821,695
Building Products	0.6		797,976
Aerospace & Defense	0.6		788,955
Communications Equipment	0.6		770,507
Health Care Equipment & Supplies	0.6		768,722
Electric Utilities	0.6		754,727
Construction Materials	0.5		614,533
Energy Equipment & Services	0.5		609,720
Professional Services	0.4		551,018
Air Freight & Logistics	0.4		542,965
Computers & Peripherals	0.3		449,434
Household Durables	0.3		443,190
Multiline Retail	0.3		385,252
Health Care Providers & Services	0.3		372,172
Personal Products	0.2		289,349
Biotechnology	0.2		245,272
Leisure Equipment & Products	0.2		233,601
Marine	0.2		229,633
Gas Utilities	0.1		186,731
Paper & Forest Products	0.1		175,778
Consumer Finance	0.1		151,998
Independent Power Producers & Energy Traders	0.1		147,032
Containers & Packaging	0.1		109,611
Internet Software & Services	0.1		109,348
IT Services	0.1		102,543
Water Utilities	0.1		88,080
Airlines	0.1		69,468
Office Electronics	0.1		65,491
Transportation Infrastructure	0.0	(B)	64,116
Diversified Consumer Services	0.0	(B)	12,748

Investment Securities, at Value	72.9		97,511,998
Short-Term Investments	27.1		36,295,595

Total Investments	100.0%		$133,807,593

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at March 31, 2013.
(B)	Percentage rounds to less than 0.1%.
(C)	Non-income producing security.
(D)	All or a portion of this security is on loan. The value of all securities on loan is $15,784,435. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Morgan Stanley Active International Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $3, or less than 0.01% of the portfolio’s net assets.
(F)	Aggregate cost for federal income tax purposes is $123,989,519. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $16,133,976 and $6,315,902, respectively. Net unrealized appreciation for tax purposes is $9,818,074.
(G)	Cash in the amount of $974,629 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.

DEFINITIONS:

ADR	American Depositary Receipt
CPO	Ordinary Participation Certificates
DUB	Deutsche Bank AG
NTC	Northern Trust Company
OTC	Over the Counter
RBS	Royal Bank of Scotland Group PLC
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
SSB	State Street Bank & Trust Co.
STRIP VVPR	Is a coupon which, if presented along with the corresponding coupon of the share, allows to benefit from a reduced withholding tax of 15% (rather than 25%) on the dividends paid by the company.
UBS	UBS AG

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
SGD	Singapore Dollar

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Morgan Stanley Active International Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

VALUATION SUMMARY: (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Convertible Preferred Stocks	$21,738	$266,241	$—	$287,979
Preferred Stocks	—	324,589	—	324,589
Common Stocks
Australia	—	7,130,459	—	7,130,459
Austria	—	550,175	—	550,175
Belgium	—	1,165,909	3	1,165,912
Denmark	—	1,708,239	—	1,708,239
Finland	—	1,191,402	—	1,191,402
France	—	8,060,175	—	8,060,175
Germany	—	8,632,125	—	8,632,125
Hong Kong	—	29,311	—	29,311
Indonesia	—	477,167	—	477,167
Ireland	8,356	150,709	—	159,065
Italy	—	829,624	—	829,624
Japan	—	23,708,271	—	23,708,271
Mexico	332,500	—	—	332,500
Netherlands	—	3,287,375	—	3,287,375
Norway	—	752,794	—	752,794
Philippines	—	1,770,509	—	1,770,509
Poland	—	524,278	—	524,278
Portugal	—	278,214	—	278,214
Singapore	—	1,469,209	—	1,469,209
Spain	—	706,743	—	706,743
Sweden	—	3,818,192	—	3,818,192
Switzerland	—	10,833,666	—	10,833,666
United Kingdom	—	19,282,967	—	19,282,967
United States	—	201,058	—	201,058
Securities Lending Collateral	16,616,585	—	—	16,616,585
Repurchase Agreement	—	19,679,010	—	19,679,010

Total Investment Securities	$16,979,179	$116,828,411	$3	$133,807,593

Other Financial Instruments in Assets
Forward Foreign Currency Contracts (I)	$—	$155,460	$—	$155,460
Futures Contracts (I)	221,702	—	—	221,702

Total Other Financial Instruments in Assets	$221,702	$155,460	$—	$377,162

Other Financial Instruments in Liabilities
Forward Foreign Currency Contracts (I)	$—	$(254,611)	$—	$(254,611)
Futures Contracts (I)	(216,423)	—	—	(216,423)

Total Other Financial Instruments in Liabilities	$(216,423)	$(254,611)	$—	$(471,034)

Other Assets (J)
Cash	$54,453	$—	$—	$54,453
Cash on Deposit with Broker	974,629	—	—	974,629
Foreign Currency	1,071,312	—	—	1,071,312

Total Other Assets	$2,100,394	$—	$—	$2,100,394

Other Liabilities (J)
Collateral for Securities on Loan	$—	$(16,616,585)	$—	$(16,616,585)

Total Other Liabilities	$—	$(16,616,585)	$—	$(16,616,585)

(H)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(I)	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
(J)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Morgan Stanley Active International Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (K)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at March 31, 2013 (L)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2013 (K)
Common Stocks	$—	$—	$—	$—	$—	$—	$3	$—	$3	$—

(K)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(L)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
PREFERRED STOCK - 0.0%
Automobiles - 0.0%
Better Place - Series C (A) (B) (C) (D)	300,469	$—

Total Preferred Stock (cost $1,364,129)		—

COMMON STOCKS - 97.5%
Automobiles - 1.1%
Tesla Motors, Inc. (A) (E)	50,950	1,930,495
Capital Markets - 2.6%
BlackRock, Inc. - Class A	18,088	4,646,445
Chemicals - 3.2%
Monsanto Co.	54,166	5,721,555
Commercial Services & Supplies - 3.7%
Edenred	198,823	6,506,612
Communications Equipment - 4.2%
Motorola Solutions, Inc.	116,159	7,437,661
Computers & Peripherals - 4.4%
Apple, Inc.	17,641	7,808,436
Diversified Financial Services - 4.1%
CME Group, Inc. - Class A	43,819	2,690,048
McGraw-Hill Cos., Inc.	48,144	2,507,340
MSCI, Inc. - Class A (A)	63,426	2,152,044
Electrical Equipment - 1.0%
First Solar, Inc. (A) (E)	68,997	1,860,159
Food Products - 8.2%
DE Master Blenders 1753 NV (A)	342,243	5,286,389
Mead Johnson Nutrition Co. - Class A	38,315	2,967,497
Nestle SA - ADR	87,912	6,370,982
Health Care Equipment & Supplies - 2.7%
Intuitive Surgical, Inc. (A)	9,622	4,726,230
Hotels, Restaurants & Leisure - 2.6%
Starbucks Corp.	80,963	4,611,652
Insurance - 4.2%
American International Group, Inc. (A)	46,994	1,824,307
Arch Capital Group, Ltd. (A) (E)	20,106	1,056,972
Progressive Corp.	178,180	4,502,609
Internet & Catalog Retail - 12.9%
Amazon.com, Inc. (A)	54,476	14,517,309
Groupon, Inc. - Class A (A) (E)	388,289	2,376,329
priceline.com, Inc. (A)	8,876	6,106,067
Internet Software & Services - 18.3%
Baidu, Inc. - ADR (A)	43,053	3,775,748
Facebook, Inc. - Class A (A)	423,420	10,831,084
Google, Inc. - Class A (A)	16,574	13,160,253
LinkedIn Corp. - Class A (A)	16,523	2,909,039
Yandex NV - Class A (A)	77,487	1,791,500
IT Services - 7.6%
Mastercard, Inc. - Class A	12,014	6,501,136
Visa, Inc. - Class A	40,874	6,942,040
Life Sciences Tools & Services - 2.6%
Illumina, Inc. (A) (E)	86,263	4,658,202
Media - 1.3%
Naspers, Ltd. - Class N	38,542	2,401,095
Oil, Gas & Consumable Fuels - 1.6%
Range Resources Corp.	34,496	2,795,556
Pharmaceuticals - 2.8%
Valeant Pharmaceuticals International, Inc. (A)	65,260	4,895,805

	Shares	Value
COMMON STOCKS (continued)
Professional Services - 2.6%
Intertek Group PLC	33,358	$1,719,769
Verisk Analytics, Inc. - Class A (A)	48,505	2,989,363
Real Estate Management & Development - 1.6%
Brookfield Asset Management, Inc. - Class A	78,673	2,870,778
Software - 3.4%
Salesforce.com, Inc. (A)	26,369	4,715,568
Workday, Inc. - Class A (A)	20,503	1,263,600
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc. - Class A	28,417	1,420,566

Total Common Stocks (cost $145,612,605)		173,248,240

SECURITIES LENDING COLLATERAL - 6.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (F)	11,252,499	11,252,499

Total Securities Lending Collateral (cost $11,252,499)		11,252,499

	Principal	Value
REPURCHASE AGREEMENT - 2.3%
State Street Bank & Trust Co. 0.03% (F), dated 03/28/2013, to be repurchased at $4,146,796 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/01/2032, and with a value of $4,231,245.	$4,146,783	4,146,783

Total Repurchase Agreement (cost $4,146,783)		4,146,783

Total Investment Securities (cost $162,376,016) (G)		188,647,522
Other Assets and Liabilities - Net		(10,853,292)

Net Assets		$177,794,230

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Illiquid. Total aggregate market value of illiquid securities is $0, or less than 0.01% of the portfolio’s net assets.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $0, or less than 0.01% of the portfolio’s net assets.
(D)	Restricted security. At March 31, 2013, the portfolio owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Preferred Stock	Better Place - Series C	11/11/2011	$1,364,129	$—	0.00%

			$1,364,129	$—	0.00%

(E)	All or a portion of this security is on loan. The value of all securities on loan is $11,006,938. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Rate shown reflects the yield at March 31, 2013.
(G)	Aggregate cost for federal income tax purposes is $162,376,016. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $36,477,854 and $10,206,348, respectively. Net unrealized appreciation for tax purposes is $26,271,506.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY: (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Preferred Stock
Automobiles	$—	$—	$0	$0
Common Stocks	157,334,375	15,913,865	—	173,248,240
Securities Lending Collateral	11,252,499	—	—	11,252,499
Repurchase Agreement	—	4,146,783	—	4,146,783

Total Investment Securities	$168,586,874	$20,060,648	$0	$188,647,522

Other Assets (I)
Cash	$1,380	$—	$—	$1,380

Total Other Assets	$1,380	$—	$—	$1,380

Other Liabilities (I)
Collateral for Securities on Loan	$—	$(11,252,499)	$—	$(11,252,499)

Total Other Liabilities	$—	$(11,252,499)	$—	$(11,252,499)

(H)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(I)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (J)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at March 31, 2013 (K)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2013 (J)
Preferred Stock	$90,141	$—	$—	$—	$—	$(90,141)	$—	$—	$0	$(90,141)

(J)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(K)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%
Automobiles - 0.0%
Better Place, 0.14% (A) (B) (C) (D) (E)	1,032,464	$—
Internet Software & Services - 0.1%
Dropbox, Inc. (B) (C) (D) (E)	41,951	396,857

Total Convertible Preferred Stocks (cost $2,960,777)		396,857

PREFERRED STOCKS - 0.9%
Automobiles - 0.0%
Better Place - Series C (B) (C) (D) (E)	434,671	—
Internet Software & Services - 0.0% (F)
Peixe Urbano, Inc. (B) (C) (D) (E)	65,743	139,375
Software - 0.9%
Palantir Technologies, Inc. - Series G (B) (C) (D) (E)	423,610	1,296,247
Workday, Inc. (B) (C) (D) (E)	91,154	5,523,932

Total Preferred Stocks (cost $6,642,673)		6,959,554

COMMON STOCKS - 95.4%
Automobiles - 1.1%
Tesla Motors, Inc. (E) (G)	219,513	8,317,348
Beverages - 1.4%
Monster Beverage Corp. (E)	232,396	11,094,585
Biotechnology - 1.0%
Ironwood Pharmaceuticals, Inc. - Class A (E) (G)	419,626	7,674,959
Capital Markets - 0.8%
Greenhill & Co., Inc.	124,744	6,658,835
Chemicals - 2.8%
Intrepid Potash, Inc. (G)	92,883	1,742,485
Rockwood Holdings, Inc.	302,518	19,796,778
Commercial Services & Supplies - 7.7%
Covanta Holding Corp.	530,173	10,682,986
Edenred	891,014	29,159,013
Stericycle, Inc. (E)	188,264	19,989,871
Communications Equipment - 3.9%
Motorola Solutions, Inc.	479,760	30,719,033
Construction Materials - 2.5%
Martin Marietta Materials, Inc.	188,376	19,218,119
Diversified Consumer Services - 2.1%
New Oriental Education & Technology Group - ADR	478,891	8,620,038
Weight Watchers International, Inc. - Class A (G)	190,571	8,024,945
Diversified Financial Services - 6.0%
IntercontinentalExchange, Inc. (E)	78,971	12,877,801
McGraw-Hill Cos., Inc.	268,692	13,993,479
MSCI, Inc. - Class A (E)	589,091	19,987,858
Electric Utilities - 3.3%
Brookfield Infrastructure Partners, LP	669,802	25,492,664
Electrical Equipment - 2.1%
First Solar, Inc. (E) (G)	308,527	8,317,888
Sensata Technologies Holding NV (E)	234,464	7,706,832
Electronic Equipment & Instruments - 1.0%
Trimble Navigation, Ltd. (E)	255,724	7,661,491
Food Products - 5.1%
DE Master Blenders 1753 NV (E)	1,471,010	22,721,665

	Shares	Value
COMMON STOCKS (continued)
Food Products (continued)
McCormick & Co., Inc.	58,563	$4,307,309
Mead Johnson Nutrition Co. - Class A	164,085	12,708,383
Health Care Equipment & Supplies - 2.0%
Intuitive Surgical, Inc. (E)	32,476	15,951,886
Health Care Providers & Services - 1.6%
Qualicorp SA (E)	1,256,517	12,628,905
Health Care Technology - 2.5%
athenahealth, Inc. (E)	203,449	19,742,691
Hotels, Restaurants & Leisure - 2.4%
Dunkin’ Brands Group, Inc.	320,495	11,819,855
Wyndham Worldwide Corp.	109,318	7,048,825
Insurance - 4.4%
Arch Capital Group, Ltd. (E) (G)	284,648	14,963,946
Progressive Corp.	772,342	19,517,082
Internet & Catalog Retail - 1.6%
Groupon, Inc. - Class A (E) (G)	1,746,208	10,686,793
TripAdvisor, Inc. (E)	32,792	1,722,236
Internet Software & Services - 11.1%
Akamai Technologies, Inc. (E) (G)	522,193	18,428,191
Dropbox, Inc. (B) (C) (D) (E)	423,376	4,005,137
LinkedIn Corp. - Class A (E)	118,996	20,950,436
MercadoLibre, Inc. (G)	99,935	9,649,723
Qihoo 360 Technology Co., Ltd. - ADR (E) (G)	187,764	5,563,447
SINA Corp. (E)	69,302	3,367,384
Yandex NV - Class A (E)	704,122	16,279,301
Youku Tudou, Inc. - ADR (E)	481,962	8,082,503
IT Services - 2.7%
Gartner, Inc. (E)	387,540	21,086,051
Life Sciences Tools & Services - 3.4%
Illumina, Inc. (E) (G)	449,939	24,296,706
Techne Corp.	28,693	1,946,820
Machinery - 0.5%
3D Systems Corp. (E) (G)	116,343	3,750,898
Media - 0.6%
Aimia, Inc.	333,901	5,061,845
Multiline Retail - 2.5%
Dollar Tree, Inc. (E)	408,628	19,789,854
Oil, Gas & Consumable Fuels - 2.6%
Range Resources Corp.	246,272	19,957,883
Professional Services - 7.0%
IHS, Inc. - Class A (E)	184,189	19,288,272
Intertek Group PLC	225,801	11,641,155
Verisk Analytics, Inc. - Class A (E)	381,743	23,526,821
Software - 8.9%
Salesforce.com, Inc. (E)	121,514	21,730,349
ServiceNow, Inc. (E)	116,458	4,215,779
Solera Holdings, Inc.	471,036	27,475,530
Splunk, Inc. (E)	118,155	4,729,745
Workday, Inc. - Class A (E)	87,846	5,413,949
Zynga, Inc. - Class A (E) (G)	1,631,333	5,481,279
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc. - Class A	121,532	6,075,385

Total Common Stocks (cost $645,457,592)		743,351,027

SECURITIES LENDING COLLATERAL - 10.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (A)	84,802,182	84,802,182

Total Securities Lending Collateral (cost $84,802,182)		84,802,182

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 3.4%
State Street Bank & Trust Co. 0.03% (A), dated 03/28/2013, to be repurchased at $26,546,871 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/20/2027, and with a value of $27,080,851.	$26,546,782	$26,546,782

Total Repurchase Agreement (cost $26,546,782)		26,546,782

Total Investment Securities (cost $766,410,006) (H)		862,056,402
Other Assets and Liabilities - Net		(83,287,588)

Net Assets		$778,768,814

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at March 31, 2013.
(B)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $11,361,548, or 1.46% of the portfolio’s net assets.
(C)	Illiquid. Total aggregate market value of illiquid securities is $11,361,548, or 1.46% of the portfolio’s net assets.
(D)	Restricted security. At March 31, 2013, the portfolio owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Convertible Preferred Stocks	Better Place	01/25/2010	$2,581,158	$—	0.00%
Convertible Preferred Stocks	Dropbox, Inc.	05/25/2012	379,619	396,857	0.05
Preferred Stocks	Better Place - Series C	11/11/2011	1,973,406	—	0.00
Preferred Stocks	Peixe Urbano, Inc.	12/02/2011	2,164,319	139,375	0.02
Preferred Stocks	Palantir Technologies, Inc. - Series G	07/19/2012	1,296,247	1,296,247	0.17
Preferred Stocks	Workday, Inc.	10/12/2011	1,208,701	5,523,932	0.71
Common Stocks	Dropbox, Inc.	05/01/2012	3,831,172	4,005,137	0.51

			$13,434,622	$11,361,548	1.46%

(E)	Non-income producing security.
(F)	Percentage rounds to less than 0.1%.
(G)	All or a portion of this security is on loan. The value of all securities on loan is $82,859,990. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(H)	Aggregate cost for federal income tax purposes is $766,410,006. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $160,200,004 and $64,553,608, respectively. Net unrealized appreciation for tax purposes is $95,646,396.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

VALUATION SUMMARY: (I)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Convertible Preferred Stocks
Automobiles	$—	$—	$0	$0
Internet Software & Services	—	—	396,857	396,857
Preferred Stocks
Automobiles	—	—	0	0
Internet Software & Services	—	—	139,375	139,375
Software	—	—	6,820,179	6,820,179
Common Stocks
Automobiles	8,317,348	—	—	8,317,348
Beverages	11,094,585	—	—	11,094,585
Biotechnology	7,674,959	—	—	7,674,959
Capital Markets	6,658,835	—	—	6,658,835
Chemicals	21,539,263	—	—	21,539,263
Commercial Services & Supplies	30,672,857	29,159,013	—	59,831,870
Communications Equipment	30,719,033	—	—	30,719,033
Construction Materials	19,218,119	—	—	19,218,119
Diversified Consumer Services	16,644,983	—	—	16,644,983
Diversified Financial Services	46,859,138	—	—	46,859,138
Electric Utilities	25,492,664	—	—	25,492,664
Electrical Equipment	16,024,720	—	—	16,024,720
Electronic Equipment & Instruments	7,661,491	—	—	7,661,491
Food Products	17,015,692	22,721,665	—	39,737,357
Health Care Equipment & Supplies	15,951,886	—	—	15,951,886
Health Care Providers & Services	12,628,905	—	—	12,628,905
Health Care Technology	19,742,691	—	—	19,742,691
Hotels, Restaurants & Leisure	18,868,680	—	—	18,868,680
Insurance	34,481,028	—	—	34,481,028
Internet & Catalog Retail	12,409,029	—	—	12,409,029
Internet Software & Services	82,320,985	—	4,005,137	86,326,122
IT Services	21,086,051	—	—	21,086,051
Life Sciences Tools & Services	26,243,526	—	—	26,243,526
Machinery	3,750,898	—	—	3,750,898
Media	5,061,845	—	—	5,061,845
Multiline Retail	19,789,854	—	—	19,789,854
Oil, Gas & Consumable Fuels	19,957,883	—	—	19,957,883
Professional Services	42,815,093	11,641,155	—	54,456,248
Software	69,046,631	—	—	69,046,631
Textiles, Apparel & Luxury Goods	6,075,385	—	—	6,075,385
Securities Lending Collateral	84,802,182	—	—	84,802,182
Repurchase Agreement	—	26,546,782	—	26,546,782

Total Investment Securities	$760,626,239	$90,068,615	$11,361,548	$862,056,402

Other Assets (J)
Cash	$403,805	$—	$—	$403,805
Foreign Currency	44,702	—	—	44,702

Total Other Assets	$448,507	$—	$—	$448,507

Other Liabilities (J)
Collateral for Securities on Loan	$—	$(84,802,182)	$—	$(84,802,182)

Total Other Liabilities	$—	$(84,802,182)	$—	$(84,802,182)

(I)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(J)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (K)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at March 31, 2013 (L) (M)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2013 (K)
Common Stocks	$3,831,172	$—	$—	$—	$—	$173,965	$—	$—	$4,005,137	$173,965
Convertible Preferred Stocks	689,358	—	—	—	—	(292,501)	—	—	396,857	(292,501)
Preferred Stocks	6,376,588	—	—	—	—	582,966	—	—	6,959,554	582,966

Total	$10,897,118	$—	$—	$—	$—	$464,430	$—	$—	$11,361,548	$464,430

(K)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(L)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.
(M)	Total aggregate market value of Level 3 securities is 1.46% of the portfolio’s net assets. Quantitative information about significant unobservable inputs used in the fair value measurement are disclosed in the table below.

Quantitative Information about Significant Unobservable Inputs (Level 3):

Investment Securities	Fair Value at 03/31/2013	Valuation Technique(s)	Unobservable Input	Range				Weighted Average		Impact to Valuation from an Increase in input
Common Stock	$4,005,137	Market Transaction Method	Purchase Price of Common Stock	$9.05		$9.05		$9.05		Increase
		Market Comparable Companies	Enterprise Value / Revenue	7.4	x	19.3	x	16.6	x	Increase
			Discount for Lack of Marketability	10.0%		10.0%		10.0%		Decrease
		Discounted Cash Flow	Weighted Average Cost of Capital	17%		19%		18%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
Convertible Preferred Stocks		Market Transaction Method	Purchase Price of Convertible Preferred Stocks	$9.05		$9.05		$9.05		Increase
		Asset Approach	Net Tangible Assets	$(0.08)		$(0.08)		$(0.08)		Increase
		External Valuation	Third Party Valuation	$(0.13)		$0.29		$(0.09)		Increase
	$396,857	Market Comparable Companies	Enterprise Value / Revenue	7.4	x	19.3	x	16.6	x	Increase
			Discount for Lack of Marketability	10.0%		10.0%		10.0%		Decrease
		Discounted Cash Flow	Weighted Average Cost of Capital	17%		40.0%		34.3%		Decrease
			Perpetual Growth Rate	2.5%		4.5%		4.0%		Increase
Preferred Stocks		Asset Approach	Net Tangible Assets	$(0.08)		$0.23		$(0.02)		Increase
		External Valuation	Third Party Valuation	$(0.13)		$0.29		$(0.09)		Increase
		Discount for illiquidity	Illiquidity discount amortized over the lockup period	1.7%		1.7%		1.7%		Decrease
	$6,959,554	Market Comparable Companies	Enterprise Value / Revenue	0.4	x	9.5	x	7.6	x	Increase
			Discount for Lack of Marketability	10.0%		15.0%		14.3%		Decrease
		Discounted Cash Flow	Weighted Average Cost of Capital	16.5%		40.0%		26.3%		Decrease
			Perpetual Growth Rate	2.0%		4.5%		3.4%		Increase

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 5.3%
U.S. Treasury Bond
2.75%, 08/15/2042	$540,000	$501,018
3.13%, 02/15/2043 (A)	6,350,000	6,361,906
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042	646,894	675,145
U.S. Treasury Note
0.25%, 02/28/2015 (A)	669,000	669,052
0.38%, 03/15/2016	780,000	780,488
0.75%, 02/28/2018 (A)	2,120,000	2,119,504
1.00%, 11/30/2019 (A) (B)	2,860,000	2,830,731
1.63%, 11/15/2022 (A)	130,100	127,793
2.00%, 02/15/2023 (A)	12,800,000	12,961,997

Total U.S. Government Obligations (cost $27,036,726)		27,027,634

U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.0%
Fannie Mae
Zero Coupon, 10/09/2019	495,000	438,676
2.10%, 02/01/2043 (D)	737,178	765,444
2.50%, 12/01/2027	98,181	102,150
3.00%, 02/01/2028 - 04/01/2043	4,322,872	4,470,709
3.32%, 06/01/2041 (D)	208,908	220,709
3.50%, 09/01/2041 (D)	223,087	235,982
3.50%, 01/01/2027 - 03/01/2043	4,896,611	5,191,510
4.00%, 02/01/2025 - 10/01/2042	7,109,623	7,608,308
4.50%, 02/01/2025 - 08/01/2042	4,392,500	4,735,000
5.00%, 05/01/2018 - 08/01/2041	2,410,362	2,625,361
5.50%, 09/01/2034 - 04/01/2041	1,388,218	1,529,630
6.00%, 08/01/2036 - 10/01/2040	2,822,670	3,135,684
6.50%, 05/01/2040	1,089,484	1,221,816
Fannie Mae, TBA
2.50%	800,000	829,875
3.00%	4,400,000	4,566,469
3.50%	700,000	739,156
4.00%	300,000	319,828
4.50%	1,200,000	1,292,601
5.00%	400,000	433,188
5.50%	500,000	544,922
Freddie Mac
2.62%, 01/25/2023	690,000	691,003
2.68%, 10/25/2022	345,000	353,431
3.00%, 03/01/2043	985,000	1,012,924
3.50%, 11/01/2042	1,372,623	1,448,636
3.97%, 01/25/2021 (D)	460,000	518,816
4.00%, 09/01/2040 - 06/01/2041	368,219	394,158
4.50%, 10/01/2041	1,930,219	2,064,952
5.00%, 04/01/2018 - 03/01/2038	779,706	837,554
5.50%, 09/01/2018 - 07/01/2037	774,997	838,552
6.00%, 12/01/2037	348,154	388,273
Freddie Mac, IO
1.32%, 08/25/2022 (D)	1,518,231	148,384
1.51%, 06/25/2022 (D)	2,365,913	261,412
1.56%, 12/25/2018 (D)	1,108,770	85,158
1.78%, 05/25/2019 (D)	917,737	85,305
Freddie Mac, TBA
3.00%	100,000	102,688
3.50%	4,440,000	4,661,133
4.00%	2,100,000	2,229,281
4.50%	300,000	320,859
5.00%	1,400,000	1,505,438
5.50%	900,000	974,777
FREMF Mortgage Trust
3.56%, 08/25/2045 - 144A (D)	205,000	209,586
3.66%, 10/25/2045 - 144A (D)	160,000	160,820
4.02%, 11/25/2044 - 144A (D)	75,000	76,528

	Principal		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Ginnie Mae
4.00%, 09/15/2040 - 07/15/2042		$928,258	$1,015,126
4.50%, 05/20/2041 - 02/15/2042		4,015,167	4,418,553
Ginnie Mae, IO
1.01%, 02/16/2053 (D)		1,295,523	112,187
Ginnie Mae, TBA
3.50%		100,000	106,922
4.00%		1,800,000	1,947,164
4.50%		1,400,000	1,531,219
5.00%		1,900,000	2,066,250
5.50%		700,000	766,172

Total U.S. Government Agency Obligations (cost $71,819,520)			72,340,279

FOREIGN GOVERNMENT OBLIGATIONS - 1.3%
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 04/15/2023	EU	R 1,883,596	2,570,706
Italy Buoni Poliennali del Tesoro
4.75%, 06/01/2017		180,000	242,505
5.25%, 08/01/2017		800,000	1,100,853
Mexico Government International Bond
5.13%, 01/15/2020		$430,000	503,530
Poland Government International Bond
5.13%, 04/21/2021		220,000	254,100
Republic of Argentina
2.50%, 12/31/2038 (E)		135,000	42,188
Republic of Brazil
7.13%, 01/20/2037		100,000	138,750
Republic of Poland
6.38%, 07/15/2019		90,000	110,570
Republic of South Africa
5.50%, 03/09/2020		215,000	245,637
Russian Federation
7.50%, 03/31/2030 - Reg S (E)		651,000	806,426
Turkey Government International Bond
5.63%, 03/30/2021		175,000	199,588
6.25%, 09/26/2022		200,000	237,000
7.00%, 03/11/2019		110,000	132,825

Total Foreign Government Obligations (cost $6,371,553)			6,584,678

MORTGAGE-BACKED SECURITIES - 5.2%
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A (D)		1,145,000	1,187,506
Banc of America Large Loan, Inc.
Series 2010-HLTN, Class HLTN
2.50%, 11/15/2015 - 144A (D)		873,266	878,040
Series 2010-UB4, Class A4A
5.01%, 12/20/2041 - 144A (D)		369,067	384,657
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-1, Class AMFX
5.48%, 01/15/2049 (D)		30,000	32,979
Series 2007-3, Class AM
5.62%, 06/10/2049 (D)		215,000	244,380
Banc of America Re-REMIC Trust
Series 2012-CLRN, Class A
1.35%, 08/15/2029 - 144A (D)		154,000	155,340
BB-UBS Trust, IO
Series 2012-SHOW, Class XA
0.60%, 11/05/2036 - 144A (D)		3,935,000	238,925

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust
Series 2009-RR10, Class 2A1
3.14%, 08/26/2035 - 144A (D)	$439,529	$433,252
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 - 144A (D)	153,718	154,745
Series 2009-RR14, Class 1A1
6.06%, 05/26/2037 - 144A (D)	505,269	540,061
Series 2009-RR3, Class 2A1
4.62%, 05/26/2037 - 144A (D)	48,527	48,696
Series 2009-RR6, Class 2A1
2.96%, 08/26/2035 - 144A (D)	309,946	284,326
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A (D)	507,747	528,011
Series 2010-RR6, Class 1A5
5.00%, 08/26/2022 - 144A (D)	186,465	189,857
COMM Mortgage Trust
Series 2010-RR1, Class GEB
5.54%, 12/11/2049 - 144A (D)	120,000	134,377
Commercial Mortgage Pass-Through Certificates
Series 2006-C8, Class AM
5.35%, 12/10/2046	235,000	263,361
Series 2012-LTRT, Class A2
3.40%, 10/05/2030 - 144A	490,000	495,076
Series 2013-GAM, Class A2
3.37%, 02/10/2028 - 144A	270,000	277,746
Commercial Mortgage Pass-Through Certificates, IO
Series 2012-CR1, Class XA
2.25%, 05/15/2045 (D)	2,373,680	325,451
Series 2013-CR6, Class XA
1.71%, 03/10/2046 (D)	3,090,000	276,190
Series 2013-LC6, Class XA
1.82%, 01/10/2046 (D)	4,090,689	452,021
Commercial Mortgage Trust
Series 2007-GG11, Class A4
5.74%, 12/10/2049	100,000	115,482
Series 2007-GG11, Class AM
5.87%, 12/10/2049 (D)	300,000	339,411
Series 2007-GG9, Class AM
5.48%, 03/10/2039	300,000	330,896
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C3, Class AJ
4.77%, 07/15/2037	50,000	51,580
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.47%, 09/15/2039	591,396	662,548
Series 2007-C4, Class A3
5.76%, 09/15/2039 (D)	865,000	904,345
Series 2009-16R, Class 11A1
7.00%, 08/26/2036 - 144A	206,992	214,460
Series 2010-15R, Class 2A1
3.50%, 05/26/2036 - 144A (D)	344,097	357,552
Series 2010-18R, Class 3A1
4.00%, 03/26/2037 - 144A	241,397	246,357
Series 2010-RR1, Class 2A
5.70%, 09/15/2040 - 144A (D)	635,000	732,213
DBRR Trust
Series 2011-C32, Class A3A
5.73%, 06/17/2049 - 144A (D)	150,000	172,770
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	826,610	828,834
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
Series 2007-RMP1, Class A2
0.35%, 12/25/2036 (D)	295,689	228,264

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Extended Stay America Trust
Series 2013-ESH7, Class A27
2.96%, 12/05/2031 - 144A	$215,000	$217,447
GS Mortgage Securities Corp. II
Series 2013-KING, Class E
3.44%, 12/10/2027 - 144A (D)	440,000	398,117
GS Mortgage Securities Corp. II, IO
Series 2013-GC10, Class XA
1.79%, 02/10/2046 (D)	3,215,287	388,693
Series 2013-KYO, Class XB1
3.25%, 11/08/2029 - 144A (D)	1,690,000	115,787
GS Mortgage Securities Trust
Series 2006-GG8, Class AJ
5.62%, 11/10/2039	325,000	317,794
Series 2006-GG8, Class AM
5.59%, 11/10/2039	80,000	90,129
Series 2007-GG10, Class A4
5.79%, 08/10/2045 (D)	120,000	137,312
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
2.90%, 12/26/2037 - 144A (D)	280,340	281,337
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	199,868	209,173
Series 2009-R7, Class 12A1
5.17%, 08/26/2036 - 144A (D)	217,090	213,318
Series 2009-R7, Class 1A1
2.56%, 02/26/2036 - 144A (D)	486,986	475,797
Series 2009-R7, Class 4A1
2.92%, 09/26/2034 - 144A (D)	377,830	366,311
Series 2009-R9, Class 1A1
2.68%, 08/26/2046 - 144A (D)	301,425	304,270
Series 2010-R3, Class 1A1
3.02%, 03/21/2036 - 144A (D)	280,504	290,109
Series 2010-R6, Class 1A1
4.00%, 09/26/2037 - 144A	171,085	173,025
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A1A
4.16%, 01/12/2039 - 144A	734,059	749,786
Series 2006-CB14, Class AM
5.45%, 12/12/2044 (D)	70,000	75,501
Series 2007-CB20, Class AM
5.88%, 02/12/2051 (D)	460,000	540,341
Series 2008-C2, Class ASB
6.13%, 02/12/2051 (D)	457,018	495,471
Series 2010-C1, Class B
5.95%, 06/15/2043 - 144A	420,000	509,168
Series 2013-C10, Class C
4.30%, 12/15/2047 (D)	220,000	224,018
JPMorgan Chase Commercial Mortgage Securities Corp., IO
Series 2012-CBX, Class XA
2.04%, 06/15/2045 (D)	1,127,015	128,725
JPMorgan Re-REMIC
Series 2009-7, Class 8A1
5.36%, 01/27/2047 - 144A (D)	199,130	201,832
Series 2010-4, Class 7A1
1.87%, 08/26/2035 - 144A (D)	334,362	331,003
LB-UBS Commercial Mortgage Trust
Series 2004-C8, Class C
4.93%, 12/15/2039 (D)	685,000	718,082
Series 2005-C2, Class AJ
5.21%, 04/15/2030 (D)	165,000	174,187
Series 2007-C7, Class A3
5.87%, 09/15/2045 (D)	210,000	241,705

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal		Value
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class AJ
5.27%, 11/12/2037 (D)		$400,000	$428,190
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 09/12/2049		780,000	904,034
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class A2FX
5.58%, 04/12/2049 (D)		267,528	278,860
Series 2007-HQ12, Class AM
5.58%, 04/12/2049 (D)		685,000	747,457
Series 2007-IQ13, Class AM
5.41%, 03/15/2044		140,000	155,589
Morgan Stanley Capital I Trust, IO
Series 2012-C4, Class XA
2.69%, 03/15/2045 - 144A (D)		2,066,015	296,140
Morgan Stanley Re-REMIC Trust
1.00%, 03/27/2051		140,000	135,400
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A		72,607	73,333
Series 2012-XA, Class A
2.00%, 07/27/2049 - 144A		278,895	282,381
Morgan Stanley Re-REMIC Trust, IO
Series 2012-C4, Class XA
1.00%, 03/27/2051 - 144A (D)		168,358	168,002
Motel 6 Trust
Series 2012-MTL6, Class B
2.74%, 10/05/2025 - 144A		385,000	386,654
S2 Hospitality LLC
Series 2012-LV1, Class A
4.50%, 04/15/2025 - 144A		158,828	158,867
STRIPs, Ltd.
Series 2012-1A, Class A
1.50%, 12/25/2044 - 144A		544,204	537,850
Wachovia Bank Commercial Mortgage Trust
Series 2007-C33, Class A4
5.93%, 02/15/2051 (D)		190,000	217,813
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 - 144A		295,647	295,925
WF-RBS Commercial Mortgage Trust
Series 2013-C11, Class A4
3.04%, 03/15/2045		320,000	327,292
WF-RBS Commercial Mortgage Trust, IO
Series 2012-C10, Class XA
1.85%, 12/15/2045 - 144A (D)		2,550,237	313,886

Total Mortgage-Backed Securities (cost $26,009,859)			26,785,820

ASSET-BACKED SECURITIES - 4.3%
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class C
3.44%, 10/08/2017		230,000	240,807
Series 2012-2, Class C
2.64%, 10/10/2017		160,000	164,892
Series 2012-3, Class C
2.42%, 05/08/2018		160,000	164,652
Series 2012-5, Class C
1.69%, 11/08/2018		185,000	186,549
AUTO Asset-Backed Securities Srl
Series 2012-2, Class A
2.80%, 04/27/2025 - Reg S	EUR	294,263	381,796
CarMax Auto Owner Trust
Series 2012-1, Class D
3.09%, 08/15/2018		$70,000	72,353

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Chesapeake Funding LLC
Series 2012-1A, Class B
1.80%, 11/07/2023 - 144A (D)	$200,000	$201,823
Credit Acceptance Auto Loan Trust
Series 2012-1A, Class A
2.20%, 09/16/2019 - 144A	500,000	506,783
Series 2012-2A, Class A
1.52%, 03/16/2020 - 144A	250,000	251,577
DT Auto Owner Trust
Series 2012-1A, Class B
2.26%, 10/16/2017 - 144A	250,000	251,375
Series 2012-1A, Class C
3.38%, 10/16/2017 - 144A	250,000	253,228
Series 2012-1A, Class D
4.94%, 07/16/2018 - 144A	250,000	257,883
Ford Credit Floorplan Master Owner Trust
Series 2010-5, Class C
2.07%, 09/15/2015 - 144A	135,000	135,792
Series 2010-5, Class D
2.41%, 09/15/2015 - 144A	75,000	75,384
Series 2011-2, Class C
2.37%, 09/15/2015	175,000	175,986
Series 2011-2, Class D
2.86%, 09/15/2015	120,000	120,892
Series 2012-1, Class C
1.70%, 01/15/2016 (D)	210,000	211,362
Series 2012-1, Class D
2.30%, 01/15/2016 (D)	190,000	191,152
Series 2012-2, Class C
2.86%, 01/15/2019	100,000	104,941
Series 2012-2, Class D
3.50%, 01/15/2019	100,000	105,382
Series 2012-4, Class C
1.39%, 09/15/2016	110,000	110,581
Series 2012-4, Class D
2.09%, 09/15/2016	200,000	201,061
HLSS Servicer Advance Receivables Backed Notes
Series 2012-T2, Class A1
1.34%, 10/15/2043 - 144A	100,000	100,250
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	200,000	203,880
Series 2013-T1, Class A2
1.50%, 01/16/2046 - 144A	610,000	614,148
Hyundai Auto Receivables Trust
Series 2012-A, Class D
2.61%, 05/15/2018	125,000	127,661
JGWPT XXIV LLC
Series 2011-2A, Class A
4.94%, 09/15/2056 - 144A	593,044	685,140
Nationstar Agency Advance Funding Trust
Series T1A, Class CT1
1.74%, 02/15/2045 - 144A	400,000	401,632
Series T2A, Class BT2
2.49%, 02/18/2048 - 144A	403,000	408,521
Nelnet Student Loan Trust
Series 2008-3, Class A4
1.94%, 11/25/2024 (D)	265,000	282,127
PFS Financing Corp.
Series 2012-AA, Class A
1.40%, 02/15/2016 - 144A (D)	210,000	211,372
Santander Drive Auto Receivables Trust
Series 2011-S1A, Class B
1.48%, 07/15/2013 - 144A	318,604	319,934
Series 2012-1, Class B
2.72%, 05/16/2016	105,000	107,584

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2012-1, Class C
3.78%, 11/15/2017	$140,000	$146,497
Series 2012-2, Class C
3.20%, 02/15/2018	625,000	649,883
Series 2012-3, Class B
1.94%, 12/15/2016	360,000	365,507
Series 2012-3, Class C
3.01%, 04/16/2018	485,000	503,424
Series 2012-4, Class C
2.94%, 12/15/2017	200,000	207,746
Series 2012-5, Class B
1.56%, 08/15/2018	360,000	363,513
Series 2012-5, Class C
2.70%, 08/15/2018	170,000	177,425
Series 2012-6, Class B
1.33%, 05/15/2017	195,000	196,061
Series 2012-6, Class C
1.94%, 03/15/2018	135,000	136,621
Series 2012-AA, Class B
1.21%, 10/16/2017 - 144A	480,000	480,775
Series 2012-AA, Class C
1.78%, 11/15/2018 - 144A	900,000	906,174
Series 2013-2, Class B
1.33%, 03/15/2018	490,000	489,696
Series 2013-2, Class C
1.95%, 03/15/2019	800,000	799,631
Scholar Funding Trust
Series 2013-A, Class A
0.85%, 01/30/2045 - 144A (D)	900,000	895,598
SLM Student Loan Trust
Series 2004-B, Class A2
0.48%, 06/15/2021 (D)	578,834	569,724
Series 2005-B, Class A2
0.46%, 03/15/2023 (D)	363,310	356,888
Series 2011-B, Class A2
3.74%, 02/15/2029 - 144A	100,000	108,729
Series 2011-C, Class A2B
4.54%, 10/17/2044 - 144A	280,000	314,579
Series 2012-A, Class A1
1.60%, 08/15/2025 - 144A (D)	125,989	127,918
Series 2012-A, Class A2
3.83%, 01/17/2045 - 144A	150,000	164,210
Series 2012-B, Class A2
3.48%, 10/15/2030 - 144A	550,000	588,909
Series 2012-C, Class A1
1.30%, 08/15/2023 - 144A (D)	283,736	286,485
Series 2012-C, Class A2
3.31%, 10/15/2046 - 144A	555,000	592,495
Series 2012-D, Class A2
2.95%, 02/15/2046 - 144A	660,000	693,740
Series 2012-E, Class A1
0.95%, 10/16/2023 - 144A (D)	275,090	276,397
Series 2013-A, Class A2A
1.77%, 05/17/2027 - 144A	720,000	719,818
Series 2013-A, Class A2B
1.25%, 05/17/2027 - 144A (D)	620,000	619,997
Series 2013-A, Class B
2.50%, 03/15/2047 - 144A	280,000	265,723
TAL Advantage LLC
Series 2011-1A, Class A
4.60%, 01/20/2026 - 144A	975,250	1,006,641
World Financial Network Credit Card Master Trust
Series 2012-C, Class A
2.23%, 08/15/2022	460,000	473,679

	Principal	Value
ASSET-BACKED SECURITIES (continued)
World Financial Network Credit Card Master Trust (continued)
Series 2012-D, Class A
2.15%, 04/17/2023	$595,000	$605,045

Total Asset-Backed Securities (cost $21,548,738)		21,918,028

PREFERRED CORPORATE DEBT SECURITIES - 0.1%
Commercial Banks - 0.0% (F)
Fifth Third Capital Trust IV
6.50%, 04/15/2037 (D)	180,000	180,450
Insurance - 0.1%
MetLife Capital Trust IV
7.88%, 12/15/2037 - 144A	355,000	444,638

Total Preferred Corporate Debt Securities (cost $569,496)		625,088

CORPORATE DEBT SECURITIES - 9.6%
Automobiles - 0.0% (F)
Ford Motor Co.
4.75%, 01/15/2043 (A)	250,000	232,676
Capital Markets - 0.2%
Goldman Sachs Group, Inc.
3.63%, 01/22/2023	740,000	745,204
5.75%, 01/24/2022	85,000	98,832
Chemicals - 0.2%
CF Industries, Inc.
7.13%, 05/01/2020	450,000	557,551
LyondellBasell Industries NV
5.00%, 04/15/2019	400,000	452,000
Commercial Banks - 0.3%
Caixa Economica Federal
2.38%, 11/06/2017 - 144A	160,000	155,440
3.50%, 11/07/2022 - 144A (A)	150,000	143,250
HSBC Bank Brasil SA - Banco Multiplo
4.00%, 05/11/2016 - 144A	690,000	716,738
Sberbank of Russia Via SB Capital SA
6.13%, 02/07/2022 - Reg S	200,000	223,500
Wells Fargo & Co.
3.45%, 02/13/2023 (A)	264,000	265,774
Commercial Services & Supplies - 0.1%
United Rentals North America, Inc.
7.63%, 04/15/2022	370,000	413,475
Communications Equipment - 0.0% (F)
CC Holdings GS V LLC
3.85%, 04/15/2023 - 144A	199,000	200,485
Containers & Packaging - 0.4%
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.
7.00%, 11/15/2020 - 144A	460,000	472,650
Rexam PLC
6.75%, 06/01/2013 - 144A	1,255,000	1,259,704
Rock Tenn Co.
4.00%, 03/01/2023	287,000	290,239
Diversified Financial Services - 1.5%
Bank of America Corp.
2.00%, 01/11/2018	630,000	627,003
3.30%, 01/11/2023	300,000	295,818
3.88%, 03/22/2017	255,000	274,319
5.70%, 01/24/2022	550,000	644,237
6.50%, 08/01/2016	125,000	143,960
Bank of America Corp., Series GMTN
5.65%, 05/01/2018	1,360,000	1,573,257
Citigroup, Inc.
4.45%, 01/10/2017	100,000	110,094
4.59%, 12/15/2015	1,419,000	1,538,152

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Ford Motor Credit Co., LLC
4.25%, 09/20/2022	$400,000	$413,580
5.00%, 05/15/2018 (A)	600,000	660,846
6.63%, 08/15/2017	200,000	233,244
General Electric Capital Corp.
3.10%, 01/09/2023	380,000	376,224
JPMorgan Chase & Co.
3.20%, 01/25/2023	300,000	299,515
3.25%, 09/23/2022	146,000	145,775
Northern Rock Asset Management PLC
5.63%, 06/22/2017 - 144A	200,000	231,775
Novus USA Trust
1.59%, 02/28/2014 - 144A (D)	370,000	370,000
Diversified Telecommunication Services - 0.3%
AT&T, Inc.
5.35%, 09/01/2040	200,000	214,115
Intelsat Jackson Holdings SA
7.25%, 04/01/2019	220,000	240,350
Level 3 Financing, Inc.
8.13%, 07/01/2019 (A)	525,000	577,500
Sprint Capital Corp.
6.88%, 11/15/2028 (A)	175,000	178,938
Verizon Communications, Inc.
3.85%, 11/01/2042	300,000	259,467
Electric Utilities - 1.1%
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	107,000	121,336
8.88%, 11/15/2018	59,000	78,392
Duke Energy Carolinas LLC
4.25%, 12/15/2041	170,000	174,271
Electricite de France SA
5.25%, 01/29/2023 - 144A (A) (D) (G)	150,000	149,016
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.
10.00%, 12/01/2020	560,000	634,900
Florida Power & Light Co.
5.95%, 02/01/2038	170,000	220,905
Georgia Power Co.
3.00%, 04/15/2016	395,000	420,941
Hydro-Quebec
8.05%, 07/07/2024	2,560,000	3,738,665
Jersey Central Power & Light Co.
7.35%, 02/01/2019 (A)	120,000	152,832
Energy Equipment & Services - 0.5%
Enterprise Products Operating LLC
4.45%, 02/15/2043	135,000	129,815
Noble Holding International, Ltd.
3.95%, 03/15/2022 (A)	135,000	139,013
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021 - 144A (A)	575,000	596,563
Transocean, Inc.
2.50%, 10/15/2017	445,000	450,631
5.05%, 12/15/2016	235,000	261,108
6.00%, 03/15/2018	870,000	985,365
Food Products - 0.0% (F)
Kraft Foods Group, Inc.
5.00%, 06/04/2042	189,000	202,649
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp.
6.00%, 01/15/2020	150,000	175,330
6.25%, 11/15/2015	547,000	613,475
Health Care Providers & Services - 0.2%
Coventry Health Care, Inc.
5.45%, 06/15/2021	205,000	241,603
HCA, Inc.
7.25%, 09/15/2020	175,000	193,594

	Principal		Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Tenet Healthcare Corp.
6.25%, 11/01/2018 (A)		$210,000	$233,100
UnitedHealth Group, Inc.
3.38%, 11/15/2021		70,000	73,899
WellPoint, Inc.
3.70%, 08/15/2021 (A)		135,000	142,571
Hotels, Restaurants & Leisure - 0.1%
Caesars Entertainment Operating Co., Inc.
11.25%, 06/01/2017		450,000	478,687
Insurance - 0.8%
Allianz Finance II BV
5.75%, 07/08/2041 (D)	EUR	200,000	285,881
American International Group, Inc.
3.80%, 03/22/2017		$401,000	433,912
4.88%, 06/01/2022 (A)		407,000	460,435
5.45%, 05/18/2017		185,000	211,924
8.18%, 05/15/2058 (D)		65,000	87,506
AXA SA
5.25%, 04/16/2040 (D)	EUR	100,000	132,470
Lincoln National Corp.
7.00%, 06/15/2040		$40,000	52,691
Metropolitan Life Global Funding I
3.88%, 04/11/2022 - 144A		650,000	702,188
Muenchener Rueckversicherungs AG
6.00%, 05/26/2041 - Reg S (D)	EUR	200,000	297,754
Prudential Financial, Inc.
4.75%, 09/17/2015		$295,000	321,391
5.20%, 03/15/2044 (D)		10,000	10,025
5.38%, 06/21/2020 (A)		270,000	318,436
5.88%, 09/15/2042 (D)		398,000	423,870
XL Group PLC
6.50%, 04/15/2017 (A) (D) (G)		245,000	239,488
Marine - 0.1%
DP World Sukuk, Ltd.
6.25%, 07/02/2017 - Reg S		320,000	357,600
Media - 0.8%
CBS Corp.
4.63%, 05/15/2018		80,000	89,399
8.88%, 05/15/2019		240,000	320,549
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022 - 144A		550,000	580,250
Comcast Corp.
4.65%, 07/15/2042		427,000	434,540
COX Communications, Inc.
3.25%, 12/15/2022 - 144A		723,000	734,487
4.70%, 12/15/2042 - 144A		112,000	110,227
8.38%, 03/01/2039 - 144A		390,000	577,732
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 - 144A (G)		200,000	202,142
NBCUniversal Media LLC
2.88%, 01/15/2023		366,000	362,781
4.38%, 04/01/2021		235,000	264,411
5.15%, 04/30/2020		225,000	266,661
Time Warner Cable, Inc.
4.50%, 09/15/2042 (A)		367,000	333,612
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.
3.10%, 03/15/2020 - 144A		337,000	338,126
3.55%, 03/01/2022 (A)		108,000	107,353
3.88%, 03/15/2023 - 144A		203,000	203,587
5.45%, 03/15/2043 - 144A		122,000	120,572
Novelis, Inc.
8.75%, 12/15/2020 (A)		395,000	445,362

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities - 0.2%
Dominion Resources, Inc.
1.95%, 08/15/2016	$280,000	$288,746
MidAmerican Energy Holdings Co.
5.95%, 05/15/2037	565,000	696,258
Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc.
2.88%, 02/15/2023 (A)	300,000	290,340
7.45%, 07/15/2017	440,000	540,899
Oil, Gas & Consumable Fuels - 1.1%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	267,000	307,346
Energy Transfer Partners, LP
3.60%, 02/01/2023	420,000	417,950
6.50%, 02/01/2042	297,000	339,359
Laredo Petroleum, Inc.
7.38%, 05/01/2022 (A)	230,000	251,850
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019 - 144A (A)	310,000	316,975
MEG Energy Corp.
6.38%, 01/30/2023 - 144A (A)	85,000	88,400
6.50%, 03/15/2021 - 144A	180,000	191,700
Murphy Oil Corp.
2.50%, 12/01/2017	294,000	295,220
3.70%, 12/01/2022	390,000	378,886
4.00%, 06/01/2022	65,000	64,805
5.13%, 12/01/2042	50,000	46,716
Nexen, Inc.
5.88%, 03/10/2035	10,000	12,077
6.40%, 05/15/2037	115,000	148,560
7.50%, 07/30/2039	275,000	399,827
Novatek OAO via Novatek Finance, Ltd.
4.42%, 12/13/2022 - 144A	200,000	198,250
Peabody Energy Corp.
6.25%, 11/15/2021	165,000	171,600
Range Resources Corp.
5.75%, 06/01/2021	45,000	48,262
7.25%, 05/01/2018	365,000	379,600
Rosneft Oil Co. via Rosneft International Finance, Ltd.
4.20%, 03/06/2022 - 144A	200,000	198,250
Sibur Securities, Ltd.
3.91%, 01/31/2018 - 144A (A)	200,000	196,500
Valero Energy Corp.
6.63%, 06/15/2037	47,000	57,269
Western Gas Partners, LP
4.00%, 07/01/2022	143,000	147,927
5.38%, 06/01/2021	493,000	557,609
Williams Cos., Inc.
3.70%, 01/15/2023	205,000	203,505
7.88%, 09/01/2021	198,000	253,001
Paper & Forest Products - 0.2%
International Paper Co.
4.75%, 02/15/2022 (A)	685,000	771,052
6.00%, 11/15/2041 (A)	125,000	145,435
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Co., BV
2.95%, 12/18/2022	306,000	306,789
3.65%, 11/10/2021	90,000	95,778
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/2021	215,000	228,803
Real Estate Investment Trusts - 0.1%
Ventas Realty, LP / Ventas Capital Corp.
2.70%, 04/01/2020	71,000	71,236

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Investment Trusts (continued)
4.75%, 06/01/2021 (A)	$135,000	$150,031
Vornado Realty, LP
5.00%, 01/15/2022	310,000	343,426
Real Estate Management & Development - 0.1%
Realogy Corp.
7.88%, 02/15/2019 - 144A (A)	290,000	317,550
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	317,000	319,425
Software - 0.1%
First Data Corp.
7.38%, 06/15/2019 - 144A	275,000	292,531
Specialty Retail - 0.1%
QVC, Inc.
4.38%, 03/15/2023 - 144A	15,000	15,164
5.95%, 03/15/2043 - 144A	48,000	47,799
7.50%, 10/01/2019 - 144A	180,000	198,929
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV
2.38%, 09/08/2016	360,000	370,322
3.13%, 07/16/2022	200,000	196,130
4.38%, 07/16/2042	200,000	184,333
Crown Castle Towers LLC
6.11%, 01/15/2020 - 144A	715,000	874,729
MetroPCS Wireless, Inc.
7.88%, 09/01/2018 (A)	11,000	12,018
SBA Tower Trust
5.10%, 04/17/2017 - 144A	585,000	657,976
Sprint Nextel Corp.
9.00%, 11/15/2018 - 144A	390,000	482,137

Total Corporate Debt Securities (cost $47,891,498)		49,640,990

STRUCTURED NOTES DEBT - 0.2%
Diversified Financial Services - 0.2%
Tiers Trust Series 2011-1A, Class A
2.04%, 05/12/2014 - 144A (D)	955,000	956,194

Total Structured Notes Debt (cost $955,161)		956,194

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill
0.07%, 05/30/2013 (B) (C)	430,000	429,875

Total Short-Term U.S. Government Obligation (cost $429,875)		429,875

	Shares	Value
PREFERRED STOCKS - 0.1%
Diversified Financial Services - 0.0% (F)
Citigroup Capital XIII, 7.88% (D)	6,621	189,295
Insurance - 0.1%
Allstate Corp., 5.10% (A) (D)	14,370	375,488

Total Preferred Stocks (cost $539,308)		564,783

COMMON STOCKS - 60.5%
Aerospace & Defense - 1.6%
General Dynamics Corp.	7,270	512,608
Honeywell International, Inc.	34,170	2,574,709
L-3 Communications Holdings, Inc.	1,950	157,794
Northrop Grumman Corp.	5,430	380,914
United Technologies Corp.	51,834	4,842,851

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Air Freight & Logistics - 0.1%
FedEx Corp.	6,180	$606,876
Airlines - 0.1%
Southwest Airlines Co.	29,100	392,268
Automobiles - 0.5%
General Motors Co. (H)	94,526	2,629,713
Beverages - 1.9%
Beam, Inc.	11,040	701,482
Coca-Cola Co.	98,286	3,974,686
Coca-Cola Enterprises, Inc.	38,417	1,418,356
Dr. Pepper Snapple Group, Inc.	15,209	714,062
PepsiCo, Inc.	37,108	2,935,614
Biotechnology - 1.9%
Alexion Pharmaceuticals, Inc. (H)	8,700	801,618
Biogen IDEC, Inc. (H)	23,121	4,460,272
Celgene Corp. (H)	28,896	3,349,335
Onyx Pharmaceuticals, Inc. (A) (H)	6,303	560,085
Vertex Pharmaceuticals, Inc. (H)	12,880	708,142
Building Products - 0.3%
Masco Corp.	76,459	1,548,295
Capital Markets - 1.4%
Franklin Resources, Inc.	1,670	251,853
Goldman Sachs Group, Inc.	13,532	1,991,234
Invesco, Ltd.	53,564	1,551,213
Morgan Stanley	47,993	1,054,886
State Street Corp.	37,889	2,238,861
TD Ameritrade Holding Corp. (A)	7,500	154,650
Chemicals - 1.1%
Air Products & Chemicals, Inc.	14,410	1,255,399
Axiall Corp.	14,550	904,428
CF Industries Holdings, Inc. - Class B	1,674	318,679
Dow Chemical Co.	53,648	1,708,152
E.I. du Pont de Nemours & Co. (A)	25,817	1,269,164
LyondellBasell Industries NV - Class A	4,460	282,274
Commercial Banks - 1.8%
BB&T Corp.	25,210	791,342
CIT Group, Inc. (H)	3,104	134,962
Comerica, Inc. - Class A (A)	12,884	463,180
Regions Financial Corp.	30,014	245,814
SunTrust Banks, Inc.	32,780	944,392
Wells Fargo & Co.	183,722	6,795,877
Commercial Services & Supplies - 0.2%
Tyco International, Ltd.	39,113	1,251,616
Communications Equipment - 1.3%
Cisco Systems, Inc.	180,495	3,774,150
F5 Networks, Inc. - Class B (H)	1,650	146,982
QUALCOMM, Inc.	41,021	2,746,356
Computers & Peripherals - 2.5%
Apple, Inc.	22,696	10,045,931
EMC Corp. (H)	72,320	1,727,725
Hewlett-Packard Co.	42,622	1,016,108
NetApp, Inc. (H)	8,030	274,305
Construction & Engineering - 0.5%
Fluor Corp.	42,631	2,827,714
Consumer Finance - 0.3%
Capital One Financial Corp.	31,238	1,716,528
Containers & Packaging - 0.2%
Crown Holdings, Inc. (H)	25,460	1,059,391
Diversified Financial Services - 2.1%
Bank of America Corp.	382,165	4,654,770
Citigroup, Inc.	109,260	4,833,662
CME Group, Inc. - Class A	6,754	414,628
IntercontinentalExchange, Inc. (H)	5,288	862,314

	Shares	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	56,089	$2,057,905
Verizon Communications, Inc.	79,125	3,888,994
Electric Utilities - 1.3%
Edison International	33,417	1,681,544
Exelon Corp.	33,509	1,155,390
NextEra Energy, Inc.	38,065	2,956,889
NV Energy, Inc.	49,428	990,043
Electrical Equipment - 0.6%
Emerson Electric Co.	58,603	3,274,150
Electronic Equipment & Instruments - 0.0% (F)
Corning, Inc.	10,482	139,725
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	13,466	624,957
Ensco PLC - Class A	34,878	2,092,680
Halliburton Co.	26,913	1,087,554
National Oilwell Varco, Inc.	24,093	1,704,580
Noble Corp.	22,830	870,964
Schlumberger, Ltd.	29,495	2,208,881
Food & Staples Retailing - 0.9%
CVS Caremark Corp.	44,730	2,459,703
Kroger Co.	28,904	957,879
Wal-Mart Stores, Inc.	16,228	1,214,341
Food Products - 1.4%
Archer-Daniels-Midland Co.	60,645	2,045,556
General Mills, Inc.	49,734	2,452,383
Mondelez International, Inc. - Class A	91,078	2,787,898
Gas Utilities - 0.1%
AGL Resources, Inc.	6,057	254,091
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	19,621	1,425,269
Boston Scientific Corp. (H)	140,274	1,095,540
CareFusion Corp. - Class A (H)	41,086	1,437,599
Covidien PLC	38,709	2,626,019
Intuitive Surgical, Inc. (H)	2,360	1,159,208
Health Care Providers & Services - 1.2%
DaVita HealthCare Partners, Inc. (H)	8,652	1,026,041
Humana, Inc. - Class A	27,545	1,903,635
UnitedHealth Group, Inc.	52,347	2,994,772
Health Care Technology - 0.1%
athenahealth, Inc. (A) (H)	1,520	147,501
Cerner Corp. (H)	4,840	458,590
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp.	23,780	815,654
Royal Caribbean Cruises, Ltd. - Class A	22,672	753,164
Wynn Resorts, Ltd.	1,660	207,766
Yum! Brands, Inc.	14,330	1,030,900
Household Durables - 0.3%
Lennar Corp. - Class A (A)	8,803	365,148
PulteGroup, Inc. (H)	46,375	938,630
Household Products - 1.2%
Energizer Holdings, Inc.	5,596	558,089
Kimberly-Clark Corp.	11,630	1,139,507
Procter & Gamble Co.	55,559	4,281,377
Industrial Conglomerates - 0.9%
3M Co.	17,307	1,839,907
General Electric Co.	126,520	2,925,143
Insurance - 2.2%
ACE, Ltd.	18,065	1,607,243
Aflac, Inc.	7,280	378,705
American International Group, Inc. (H)	32,700	1,269,414
AON PLC	3,240	199,260
Berkshire Hathaway, Inc. - Class B (H)	25,704	2,678,357

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Everest RE Group, Ltd.	3,374	$438,148
Hartford Financial Services Group, Inc. (A)	51,950	1,340,310
MetLife, Inc.	63,936	2,430,847
Prudential Financial, Inc.	18,644	1,099,809
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (H)	8,037	2,141,780
Expedia, Inc.	5,406	324,414
Internet Software & Services - 1.5%
eBay, Inc. (H)	18,168	985,069
Google, Inc. - Class A (H)	8,180	6,495,165
IT Services - 2.0%
Accenture PLC - Class A	8,080	613,838
Cognizant Technology Solutions Corp. - Class A (H)	15,941	1,221,240
Fidelity National Information Services, Inc.	21,400	847,868
International Business Machines Corp.	21,718	4,632,449
Visa, Inc. - Class A	18,981	3,223,733
Life Sciences Tools & Services - 0.2%
Mettler-Toledo International, Inc. (A) (H)	2,979	635,183
Thermo Fisher Scientific, Inc.	6,470	494,890
Machinery - 0.8%
Cummins, Inc.	3,780	437,762
Deere & Co.	11,780	1,012,844
Dover Corp.	3,920	285,690
PACCAR, Inc.	40,390	2,042,118
SPX Corp.	3,803	300,285
Media - 2.7%
CBS Corp. - Class B	59,544	2,780,109
Comcast Corp. - Class A	67,960	2,855,000
DIRECTV (H)	12,908	730,722
Time Warner Cable, Inc.	32,675	3,138,760
Time Warner, Inc.	64,146	3,696,092
Walt Disney Co. - Class A	12,902	732,834
Metals & Mining - 0.4%
Alcoa, Inc.	118,022	1,005,547
Freeport-McMoRan Copper & Gold, Inc.	12,390	410,109
Nucor Corp. (A)	7,030	324,435
Walter Energy, Inc. (A)	7,558	215,403
Multi-Utilities - 0.8%
NiSource, Inc. - Class B	48,930	1,435,606
Sempra Energy	31,170	2,491,730
Multiline Retail - 0.9%
JC Penney Co., Inc. (A)	23,740	358,711
Macy’s, Inc.	16,149	675,674
Nordstrom, Inc.	3,324	183,585
Target Corp.	49,041	3,356,857
Oil, Gas & Consumable Fuels - 5.0%
Anadarko Petroleum Corp. - Class A	17,881	1,563,693
Apache Corp.	9,160	706,786
Cheniere Energy, Inc. (H)	28,498	797,944
Chevron Corp.	37,616	4,469,533
ConocoPhillips	48,550	2,917,855
EOG Resources, Inc.	15,444	1,977,913
Exxon Mobil Corp.	86,213	7,768,653
Marathon Petroleum Corp.	12,360	1,107,456
Occidental Petroleum Corp.	18,024	1,412,541
Phillips 66	13,740	961,388
Range Resources Corp. (A)	3,786	306,817
Williams Cos., Inc.	46,901	1,756,912
Pharmaceuticals - 2.8%
Allergan, Inc.	15,166	1,692,980
Johnson & Johnson (A)	79,137	6,452,040
Merck & Co., Inc.	82,847	3,664,323

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Pfizer, Inc.	52,453	$1,513,794
Valeant Pharmaceuticals International, Inc. (H)	12,174	913,293
Real Estate Investment Trusts - 1.3%
CBL & Associates Properties, Inc.	35,302	833,127
DiamondRock Hospitality Co.	31,290	291,310
Equity Residential	14,974	824,468
Host Hotels & Resorts, Inc. (A)	36,430	637,161
LaSalle Hotel Properties	32,407	822,490
Plum Creek Timber Co., Inc. (A)	16,395	855,819
Post Properties, Inc.	6,030	284,013
Simon Property Group, Inc.	7,840	1,243,110
Strategic Hotels & Resorts, Inc. (A) (H)	22,240	185,704
Weyerhaeuser Co.	23,824	747,597
Real Estate Management & Development - 0.1%
St. Joe Co. (H)	12,410	263,713
Road & Rail - 1.3%
CSX Corp.	112,659	2,774,791
Union Pacific Corp.	26,663	3,797,078
Semiconductors & Semiconductor Equipment - 1.2%
Broadcom Corp. - Class A	73,220	2,538,538
KLA-Tencor Corp.	10,362	546,492
LAM Research Corp. (H)	22,498	932,767
LSI Corp. (H)	78,112	529,599
Micron Technology, Inc. (H)	36,380	363,072
Texas Instruments, Inc.	33,580	1,191,419
Xilinx, Inc.	4,400	167,948
Software - 2.3%
Adobe Systems, Inc. (H)	27,231	1,184,821
Citrix Systems, Inc. (H)	17,176	1,239,420
Microsoft Corp.	196,615	5,625,155
Oracle Corp.	114,264	3,695,298
Specialty Retail - 2.0%
AutoZone, Inc. (H)	5,115	2,029,478
Bed Bath & Beyond, Inc. (H)	4,990	321,456
Home Depot, Inc.	51,887	3,620,675
Lowe’s Cos., Inc.	60,686	2,301,213
Ross Stores, Inc.	10,690	648,028
TJX Cos., Inc.	32,201	1,505,397
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc. - Class A	5,779	288,892
V.F. Corp.	13,407	2,249,024
Tobacco - 1.1%
Philip Morris International, Inc.	59,016	5,471,373
Trading Companies & Distributors - 0.2%
WW Grainger, Inc.	4,502	1,012,860
Wireless Telecommunication Services - 0.0% (F)
Sprint Nextel Corp. (H)	33,055	205,272

Total Common Stocks (cost $263,850,436)		311,753,880

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Notional Amount	Value
PURCHASED OPTIONS - 0.0% (F)
Put Options - 0.0% (F)
Eurodollar, Mid-Curve 2-Year Future
Exercise Price $98.75
Expires 09/13/2013	$395,000	$15,800
Eurodollar, Mid-Curve 2-Year Future
Exercise Price $99.25
Expires 09/13/2013	132,500	19,875

Total Purchased Options (cost $39,801)		35,675

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 3.7%
BlackRock Provident TempFund 24 (I)	19,262,033	19,262,033

Total Short-Term Investment Company (cost $19,262,033)		19,262,033

SECURITIES LENDING COLLATERAL - 4.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (C)	24,199,802	24,199,802

Total Securities Lending Collateral (cost $24,199,802)		24,199,802

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.03% (C), dated 03/28/2013, to be repurchased at $4,215,119 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 10/20/2027, and with a value of $4,301,210.	$4,215,105	4,215,105

Total Repurchase Agreement (cost $4,215,105)		4,215,105

Total Investment Securities (cost $514,738,911) (J)		566,339,864
Other Assets and Liabilities - Net		(50,862,380)

Net Assets		$515,477,484

	Principal	Value
TBA SHORT COMMITMENTS - (2.3%)
U.S. GOVERNMENT AGENCY OBLIGATIONS - (2.3%)
Fannie Mae, TBA
3.50%	$(1,300,000)	$(1,378,000)
4.00%	(4,600,000)	(4,907,110)
5.00%	(300,000)	(324,984)
6.00%	(1,000,000)	(1,095,625)
Freddie Mac, TBA
3.00%	(300,000)	(308,145)
Ginnie Mae, TBA
4.00%	(900,000)	(980,894)
4.50%	(2,500,000)	(2,736,328)

Total U.S. Government Agency Obligations (proceeds $(11,700,379))		(11,731,086)

Total TBA Short Commitments (proceeds $(11,700,379))		$(11,731,086)

	Notional Amount	Value
WRITTEN OPTIONS - (0.0%) (F)
Call Option - (0.0%) (F)
10-Year U.S. Treasury Note Future
Exercise Price $131.00
Expires 04/26/2013	$31,000	$(37,781)

	Notional Amount	Value
WRITTEN OPTIONS (continued)
Put Options - (0.0%) (F)
10-Year U.S. Treasury Note Future
Exercise Price $129.00
Expires 04/26/2013	$31,000	$(969)
Eurodollar, Mid-Curve 3-Year Future
Exercise Price $98.13
Expires 09/13/2013	197,500	(15,306)

Total Written Options (premiums $(56,761))		$(54,056)

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Short	(90)	06/19/2013	$(79,624)
2-Year U.S. Treasury Note	Long	74	06/28/2013	(376)
30-Year U.S. Treasury Bond	Long	14	06/19/2013	9,766
5-Year U.S. Treasury Note	Long	214	06/28/2013	97,984
90-Day Eurodollar	Long	20	06/17/2013	(360)
90-Day Eurodollar	Long	20	09/16/2013	(467)
90-Day Eurodollar	Long	20	12/16/2013	(467)
90-Day Eurodollar	Long	20	03/17/2014	(595)
90-Day Eurodollar	Short	(20)	06/13/2016	(2,802)
90-Day Eurodollar	Short	(20)	09/19/2016	(2,870)
90-Day Eurodollar	Short	(20)	12/19/2016	(3,043)
90-Day Eurodollar	Short	(20)	03/13/2017	(3,067)
German Euro Bund	Short	(81)	06/06/2013	(30,856)
S&P 500 E-Mini Index	Short	(1)	06/21/2013	(75)
S&P 500 E-Mini Index	Long	61	06/21/2013	69,728
Ultra Long U.S. Treasury Bond	Long	5	06/19/2013	7,473

				$60,349

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	CITI	(3,941,000)	04/23/2013	$(5,251,382)	$198,853
EUR	DUB	720,000	04/23/2013	977,029	(53,958)
EUR	RBS	(291,000)	04/23/2013	(387,161)	14,086
EUR	RBS	(714,000)	04/23/2013	(935,698)	20,320
EUR	UBS	(355,000)	04/23/2013	(472,683)	17,558
EUR	UBS	1,097,000	04/23/2013	1,424,440	(18,040)
EUR	CITI	(400,000)	06/19/2013	(511,584)	(1,452)

					$177,367

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures (1)
CITI	$ 197,401	$ —	$ 197,401
DUB	(53,958)	—	(53,958)
RBS	34,406	—	34,406
UBS	(482)	—	(482)

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $23,681,877. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $900,014.
(C)	Rate shown reflects the yield at March 31, 2013.
(D)	Floating or variable rate note. Rate is listed as of March 31, 2013.
(E)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of March 31, 2013. Maturity date disclosed is the ultimate maturity date.
(F)	Percentage rounds to less than 0.1%.
(G)	The security has a perpetual maturity. The date shown is the next call date.
(H)	Non-income producing security.
(I)	The investment issuer is affiliated with the sub-adviser of the portfolio.
(J)	Aggregate cost for federal income tax purposes is $514,738,911. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $53,254,963 and $1,654,010, respectively. Net unrealized appreciation for tax purposes is $51,600,953.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities aggregated $42,548,817 or 8.25% of the portfolio’s net assets.
CITI	Citigroup, Inc.
DUB	Deutsche Bank AG
GMTN	Global Medium Term Note
IO	Interest Only
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
OTC	Over the Counter
RBS	Royal Bank of Scotland Group PLC
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced
UBS	UBS AG

CURRENCY ABBREVIATION:

EUR	Euro

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

VALUATION SUMMARY: (K)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
U.S. Government Obligations	$—	$27,027,634	$—	$27,027,634
U.S. Government Agency Obligations	—	72,340,279	—	72,340,279
Foreign Government Obligations	—	6,584,678	—	6,584,678
Mortgage-Backed Securities	—	26,785,820	—	26,785,820
Asset-Backed Securities	—	21,918,028	—	21,918,028
Preferred Corporate Debt Securities	—	625,088	—	625,088
Corporate Debt Securities	—	49,640,990	—	49,640,990
Structured Notes Debt	—	956,194	—	956,194
Short-Term U.S. Government Obligation	—	429,875	—	429,875
Preferred Stocks	564,783	—	—	564,783
Common Stocks	311,753,880	—	—	311,753,880
Purchased Options	35,675	—	—	35,675
Short-Term Investment Company	19,262,033	—	—	19,262,033
Securities Lending Collateral	24,199,802	—	—	24,199,802
Repurchase Agreement	—	4,215,105	—	4,215,105

Total Investment Securities	$355,816,173	$210,523,691	$—	$566,339,864

TBA Short Commitments
U.S. Government Agency Obligations	$—	$(11,731,086)	$—	$(11,731,086)

Total TBA Short Commitments	$—	$(11,731,086)	$—	$(11,731,086)

Other Financial Instruments in Assets
Forward Foreign Currency Contracts (L)	$—	$250,817	$—	$250,817
Futures Contracts (L)	184,951	—	—	184,951

Total Other Financial Instruments in Assets	$184,951	$250,817	$—	$435,768

Other Financial Instruments in Liabilities
Forward Foreign Currency Contracts (L)	$—	$(73,450)	$—	$(73,450)
Futures Contracts (L)	(124,602)	—	—	(124,602)
Written Options	(54,056)	—	—	(54,056)

Total Other Financial Instruments in Liabilities	$(178,658)	$(73,450)	$—	$(252,108)

Other Assets (M)
Cash	$48,642	$—	$—	$48,642
Foreign Currency	17,515	—	—	17,515

Total Other Assets	$66,157	$—	$—	$66,157

Other Liabilities (M)
Collateral for Securities on Loan	$—	$(24,199,802)	$—	$(24,199,802)

Total Other Liabilities	$—	$(24,199,802)	$—	$(24,199,802)

(K)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(L)	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
(M)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Multi Managed Large Cap Core VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.0%
Automobiles - 0.0%
Better Place, 0.14% (A) (B) (C) (D) (E)	237,480	$—

Total Convertible Preferred Stock (cost $593,700)		—

COMMON STOCKS - 95.9%
Aerospace & Defense - 0.7%
Honeywell International, Inc.	12,350	930,572
Textron, Inc.	27,300	813,813
Auto Components - 0.3%
Johnson Controls, Inc.	21,966	770,348
Automobiles - 1.5%
General Motors Co. (E)	78,203	2,175,608
Tesla Motors, Inc. (E) (F)	34,934	1,323,649
Capital Markets - 3.8%
Bank of New York Mellon Corp.	91,996	2,574,968
BlackRock, Inc. - Class A	12,462	3,201,238
Goldman Sachs Group, Inc.	8,471	1,246,508
Morgan Stanley	59,221	1,301,678
State Street Corp.	15,181	897,045
Chemicals - 1.7%
Monsanto Co.	39,243	4,145,238
Commercial Banks - 2.6%
Fifth Third Bancorp	73,174	1,193,468
PNC Financial Services Group, Inc.	28,170	1,873,305
U.S. Bancorp - Class A	20,180	684,707
Wells Fargo & Co.	67,945	2,513,286
Commercial Services & Supplies - 1.5%
Edenred	108,002	3,534,436
Communications Equipment - 2.5%
Cisco Systems, Inc.	61,097	1,277,538
Motorola Solutions, Inc.	73,518	4,707,358
Computers & Peripherals - 3.4%
Apple, Inc.	12,107	5,358,921
Hewlett-Packard Co.	112,502	2,682,048
Diversified Financial Services - 6.3%
Bank of America Corp.	147,033	1,790,862
Citigroup, Inc.	105,223	4,655,065
CME Group, Inc. - Class A	29,310	1,799,341
JPMorgan Chase & Co.	79,545	3,775,206
McGraw-Hill Cos., Inc.	34,718	1,808,113
MSCI, Inc. - Class A (E)	37,673	1,278,245
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	17,138	628,793
Verizon Communications, Inc.	23,562	1,158,073
Electric Utilities - 1.1%
FirstEnergy Corp.	21,423	904,051
PPL Corp. (F)	52,117	1,631,783
Electrical Equipment - 1.1%
Emerson Electric Co.	24,749	1,382,727
First Solar, Inc. (E) (F)	46,621	1,256,902
Electronic Equipment & Instruments - 0.6%
Corning, Inc.	108,725	1,449,304
Energy Equipment & Services - 2.3%
Halliburton Co.	58,194	2,351,620
Noble Corp.	15,761	601,282
Weatherford International, Ltd. (E)	206,959	2,512,482

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing - 0.9%
CVS Caremark Corp.	35,288	$1,940,487
Wal-Mart Stores, Inc.	3,880	290,341
Food Products - 5.8%
Archer-Daniels-Midland Co.	26,604	897,353
DE Master Blenders 1753 NV (E)	232,784	3,595,652
Mead Johnson Nutrition Co. - Class A	25,326	1,961,499
Mondelez International, Inc. - Class A	39,120	1,197,463
Nestle SA - ADR	60,567	4,389,290
Tyson Foods, Inc. - Class A	30,868	766,144
Unilever NV	29,344	1,203,104
Health Care Equipment & Supplies - 1.3%
Intuitive Surgical, Inc. (E)	6,449	3,167,684
Health Care Providers & Services - 1.7%
Cardinal Health, Inc.	21,135	879,639
UnitedHealth Group, Inc.	36,318	2,077,753
WellPoint, Inc.	17,758	1,176,112
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	27,967	959,268
Starbucks Corp.	54,875	3,125,680
Household Durables - 0.3%
Newell Rubbermaid, Inc. (F)	22,888	597,377
Household Products - 0.2%
Procter & Gamble Co.	4,881	376,130
Industrial Conglomerates - 1.0%
General Electric Co.	106,975	2,473,262
Insurance - 4.3%
Aflac, Inc.	8,419	437,956
Allstate Corp.	53,604	2,630,348
American International Group, Inc. (E)	32,101	1,246,161
Arch Capital Group, Ltd. (E) (F)	13,729	721,733
MetLife, Inc.	34,797	1,322,982
Progressive Corp.	122,643	3,099,189
Travelers Cos., Inc.	9,005	758,131
Internet & Catalog Retail - 6.5%
Amazon.com, Inc. (E)	37,389	9,963,795
Groupon, Inc. - Class A (E) (F)	259,850	1,590,282
priceline.com, Inc. (E)	5,900	4,058,787
Internet Software & Services - 10.9%
Baidu, Inc. - ADR (E)	31,022	2,720,630
eBay, Inc. (E)	33,573	1,820,328
Facebook, Inc. - Class A (E)	290,804	7,438,766
Google, Inc. - Class A (E)	11,379	9,035,268
LinkedIn Corp. - Class A (E)	11,420	2,010,605
Yahoo! Inc. (E)	79,042	1,859,858
Yandex NV - Class A (E)	50,085	1,157,965
IT Services - 3.8%
Mastercard, Inc. - Class A	8,153	4,411,833
Visa, Inc. - Class A (F)	27,739	4,711,192
Life Sciences Tools & Services - 1.1%
Illumina, Inc. (E) (F)	46,775	2,525,850
Machinery - 0.8%
Ingersoll-Rand PLC	33,940	1,867,039
Media - 5.1%
Comcast Corp. - Class A	53,581	2,250,938
Naspers, Ltd. - Class N	28,898	1,800,291
News Corp. - Class B	67,536	2,077,407
Time Warner Cable, Inc.	25,927	2,490,548
Time Warner, Inc.	16,462	948,540
Viacom, Inc. - Class B	43,473	2,676,633
Metals & Mining - 0.5%
Alcoa, Inc.	134,242	1,143,742

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Multi Managed Large Cap Core VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Multiline Retail - 0.7%
Kohl’s Corp. (F)	12,318	$568,229
Target Corp.	14,819	1,014,361
Oil, Gas & Consumable Fuels - 5.1%
BP PLC - ADR	58,010	2,456,723
Chevron Corp.	13,099	1,556,423
Murphy Oil Corp.	29,513	1,880,863
Occidental Petroleum Corp.	17,086	1,339,030
QEP Resources, Inc. (F)	46,234	1,472,091
Range Resources Corp. (F)	23,480	1,902,819
Royal Dutch Shell PLC - Class A ADR	26,691	1,739,186
Paper & Forest Products - 0.7%
International Paper Co.	38,311	1,784,526
Pharmaceuticals - 6.7%
Bristol-Myers Squibb Co.	56,468	2,325,917
GlaxoSmithKline PLC - ADR	25,224	1,183,258
Merck & Co., Inc.	55,125	2,438,179
Novartis AG	19,291	1,370,671
Pfizer, Inc.	94,287	2,721,123
Roche Holding AG - ADR	17,890	1,048,354
Sanofi - ADR	33,868	1,729,977
Valeant Pharmaceuticals International, Inc. (E)	44,746	3,356,845
Professional Services - 1.2%
Intertek Group PLC	22,052	1,136,889
Verisk Analytics, Inc. - Class A (E)	26,412	1,627,772
Real Estate Management & Development - 0.8%
Brookfield Asset Management, Inc. - Class A	54,472	1,987,683
Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp.	29,225	638,566
Software - 2.9%
Microsoft Corp.	87,673	2,508,324
Salesforce.com, Inc. (E) (F)	19,902	3,559,075
Workday, Inc. - Class A (E) (F)	12,931	796,938
Specialty Retail - 0.5%
Lowe’s Cos., Inc. (F)	14,715	557,993
Staples, Inc. (F)	54,745	735,225
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc. - Class A	30,200	1,509,698
Wireless Telecommunication Services - 0.4%
Vodafone Group PLC - ADR	36,962	1,050,090

Total Common Stocks (cost $173,402,280)		230,037,444

SECURITIES LENDING COLLATERAL - 9.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (A)	23,193,573	23,193,573

Total Securities Lending Collateral (cost $23,193,573)		23,193,573

	Principal	Value
REPURCHASE AGREEMENT - 3.4%
State Street Bank & Trust Co. 0.03% (A), dated 03/28/2013, to be repurchased at $8,158,344 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/01/2032, and with a total value of $8,325,999.	$8,158,317	$8,158,317

Total Repurchase Agreement (cost $8,158,317)		8,158,317

Total Investment Securities (cost $205,347,870) (G)		261,389,334
Other Assets and Liabilities - Net		(21,540,028)

Net Assets		$239,849,306

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Multi Managed Large Cap Core VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
CHF	BNY	(27,620)	04/15/2013	$(29,046)	$(54)
CHF	BNY	(411,100)	04/15/2013	(432,327)	(809)
CHF	CITI	(508,053)	04/15/2013	(534,669)	(616)
CHF	SSB	(907,721)	04/15/2013	(955,245)	(1,132)
EUR	BNY	(684,378)	04/15/2013	(889,931)	12,575
EUR	CIBC	26,951	04/15/2013	35,040	(490)
EUR	CIBC	(853,197)	04/15/2013	(1,109,276)	15,498
EUR	CITI	(752,816)	04/15/2013	(979,079)	13,988
EUR	SSB	(739,128)	04/15/2013	(961,436)	13,891
GBP	BNY	70,244	04/15/2013	104,635	2,089
GBP	BNY	(671,128)	04/15/2013	(999,706)	(19,956)
GBP	CIBC	(935,414)	04/15/2013	(1,394,142)	(27,056)
GBP	CITI	(498,888)	04/15/2013	(743,493)	(14,480)
GBP	SSB	(485,029)	04/15/2013	(722,882)	(14,034)

					$(20,586)

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures (1)
BNY	$ (6,155)	$ —	$ (6,155)
CIBC	(12,048)	—	(12,048)
CITI	(1,108)	—	(1,108)
SSB	(1,275)	—	(1,275)

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at March 31, 2013.
(B)	Illiquid. Total aggregate market value of illiquid securities is $0, or less than 0.01% of the portfolio’s net assets.
(C)	Restricted security. At March 31, 2013, the portfolio owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Convertible Preferred Stocks	Better Place	1/25/2010	$ 593,700	$—	0.00%

			$ 593,700	$—	0.00%

(D)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $0, or less than 0.01% of the portfolio’s net assets.
(E)	Non-income producing security.
(F)	All or a portion of this security is on loan. The value of all securities on loan is $22,706,047. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Aggregate cost for federal income tax purposes is $205,347,870. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $62,436,736 and $6,395,272, respectively. Net unrealized appreciation for tax purposes is $56,041,464.

DEFINITIONS:

ADR	American Depositary Receipt
BNY	Bank of New York
CIBC	Canadian Imperial Bank of Commerce
CITI	Citigroup, Inc.
OTC	Over the Counter
SSB	State Street Bank & Trust Co.

CURRENCY ABBREVIATIONS:

CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Multi Managed Large Cap Core VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

VALUATION SUMMARY: (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Convertible Preferred Stock
Automobiles	$—	$—	$0	$0
Common Stocks	218,599,505	11,437,939	—	230,037,444
Securities Lending Collateral	23,193,573	—	—	23,193,573
Repurchase Agreement	—	8,158,317	—	8,158,317

Total Investment Securities	$241,793,078	$19,596,256	$0	$261,389,334

Other Financial Instruments in Assets
Forward Foreign Currency Contracts (I)	$—	$58,041	$—	$58,041

Total Other Financial Instruments in Assets	$—	$58,041	$—	$58,041

Other Financial Instruments in Liabilities
Forward Foreign Currency Contracts (I)	$—	$(78,627)	$—	$(78,627)

Total Other Financial Instruments in Liabilities	$—	$(78,627)	$—	$(78,627)

Other Assets (J)
Cash	$14,487	$—	$—	$14,487
Foreign Currency	114	—	—	114

Total Other Assets	$14,601	$—	$—	$14,601

Other Liabilities (J)
Collateral for Securities on Loan	$—	$(23,193,573)	$—	$(23,193,573)

Total Other Liabilities	$—	$(23,193,573)	$—	$(23,193,573)

(H)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(I)	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
(J)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (L)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at March 31, 2013 (M)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2013 (L)
Convertible Preferred Stock	$71,244	$—	$—	$—	$—	$(71,244)	$—	$—	$0	$(71,244)

(L)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(M)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Principal		Value
U.S. GOVERNMENT OBLIGATIONS - 96.7%
U.S. Treasury Inflation Indexed Bond
0.63%, 02/15/2043		$2,102,562	$2,107,490
0.75%, 02/15/2042 (A)		865,921	903,737
1.75%, 01/15/2028 (A)		1,320,492	1,678,469
2.00%, 01/15/2026 (A)		1,391,748	1,811,229
2.13%, 02/15/2040 (A)		852,016	1,200,211
2.38%, 01/15/2025 - 01/15/2027 (A)		14,977,575	20,256,412
2.50%, 01/15/2029 (A)		1,501,024	2,096,743
3.63%, 04/15/2028 (A)		996,254	1,555,091
3.88%, 04/15/2029 (A)		1,540,275	2,502,345
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016 - 07/15/2022 (A)		53,414,703	57,805,936
0.13%, 01/15/2023 (A) (B)		7,678,979	8,283,100
0.50%, 04/15/2015		3,186,600	3,347,424
0.63%, 07/15/2021 (A)		12,478,648	14,272,454
1.13%, 01/15/2021 (A) (C)		8,926,018	10,522,936
1.25%, 04/15/2014 (A)		217,540	224,746
1.25%, 07/15/2020 (A) (C) (D)		22,134,121	26,438,168
1.38%, 07/15/2018 - 01/15/2020 (A)		6,295,754	7,456,730
1.88%, 07/15/2013 (A)		2,259,324	2,303,806
1.88%, 07/15/2015		118,345	129,819
2.00%, 01/15/2016 (A)		10,046,975	11,196,881
2.63%, 07/15/2017 (A)		555,330	668,045
U.S. Treasury Note		100,000	100,672

1.00%, 01/15/2014
Total U.S. Government Obligations (cost $176,086,756)			176,862,444

FOREIGN GOVERNMENT OBLIGATIONS - 7.9%
Australia Government Bond
4.00%, 08/20/2020	AUD	400,000	798,795
5.50%, 01/21/2018 - 04/21/2023		2,600,000	3,018,079
Canadian Government Bond
1.50%, 12/01/2044	CAD	419,680	533,134
4.25%, 12/01/2021		1,167,944	1,620,382
Italy Buoni Poliennali del Tesoro
1.70%, 09/15/2018	EUR	99,409	122,784
2.10%, 09/15/2016		2,736,968	3,561,993
Mexican Bonos de Proteccional Ahorro
4.32%, 01/30/2020 (E) (F)	MXN	5,000,000	400,568
Mexican Udibonos
2.00%, 06/09/2022		13,275,414	1,136,856
4.50%, 12/18/2014		493,510	42,416
5.00%, 06/16/2016		2,319,496	211,154
New South Wales Treasury Corp.
2.75%, 11/20/2025	AUD	1,000,000	1,356,338
U.K. Gilt Inflation Linked
1.25%, 11/22/2032	GBP	56,631	118,588
0.13%, 03/22/2044 - Reg S		355,061	581,848
2.50%, 07/26/2016 - Reg S		100,000	536,986
Xunta de Galicia
5.76%, 04/03/2017	EUR	200,000	262,819
6.13%, 04/03/2018		100,000	132,602

Total Foreign Government Obligations (cost $14,120,553)			14,435,342

MORTGAGE-BACKED SECURITIES - 1.1%
Commercial Mortgage Pass-Through Certificates
Series 2012-9W57, Class A
2.37%, 02/10/2029 - 144A		$800,000	833,602

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-J9, Class 2A5
5.50%, 01/25/2035	$514,661	$534,133
DBUBS Mortgage Trust
Series 2011-LC2A, Class A2
3.39%, 07/10/2044 - 144A	100,000	107,066
First Horizon Mortgage Pass-Through Trust
Series 2004-AR7, Class 2A2
2.56%, 02/25/2035 (E)	98,634	98,221
Granite Mortgages PLC
Series 2003-3, Class 1A3
0.70%, 01/20/2044 (E)	322,919	320,287
GSR Mortgage Loan Trust
Series 2005-AR7, Class 2A1
2.65%, 11/25/2035 (E)	111,489	107,705
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP2, Class A3A
4.68%, 07/15/2042	33,089	33,375

Total Mortgage-Backed Securities (cost $2,002,460)		2,034,389

ASSET-BACKED SECURITIES - 1.0%
CIFC Funding, Ltd.
Series 2007-1A, Class A1L
0.55%, 05/10/2021 - 144A (E)	100,000	97,685
First Frankin Mortgage Loan Trust
Series 2005-FF11, Class A2D
0.54%, 11/25/2035 (E)	114,483	111,116
RAAC Series
Series 2006-SP4, Class A2
0.37%, 11/25/2036 (E)	417,205	413,031
RAMP Series
Series 2006-RZ5, Class A2
0.38%, 08/25/2046 (E)	793,343	731,933
SLC Student Loan Trust
Series 2009-AA, Class A
4.75%, 06/15/2033 - 144A (E)	168,133	159,684
SLM Student Loan Trust
Series 2009-D, Class A
3.50%, 08/17/2043 - 144A (E) (G)	141,198	135,472
Structured Asset Securities Corp.
Series 2005-WF1, Class M1
0.64%, 02/25/2035 (E)	155,270	139,269

Total Asset-Backed Securities (cost $1,801,151)		1,788,190

CORPORATE DEBT SECURITIES - 0.6%
Commercial Banks - 0.6%
Dexia Credit Local
1.65%, 09/12/2013	300,000	300,000
Eksportfinans ASA
5.50%, 06/26/2017	700,000	725,900
Intesa Sanpaolo SpA
3.13%, 01/15/2016	100,000	97,754

Total Corporate Debt Securities (cost $1,083,229)		1,123,654

CERTIFICATE OF DEPOSIT - 0.1%
Commercial Banks - 0.1%
Abbey National Treasury Services PLC
1.76%, 06/10/2013 (H)	200,000	200,000

Total Certificate of Deposit (cost $200,000)		200,000

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
COMMERCIAL PAPER - 0.6%
Commercial Banks - 0.6%
Santander Commercial Paper SA Unipersonal
1.71%, 10/11/2013 - 144A (H)	$300,000	$297,207
2.20%, 04/02/2013 - 144A (H)	800,000	799,912

Total Commercial Paper (cost $1,097,119)		1,097,119

STRUCTURED NOTES DEBT - 0.0% (I)
Consumer Finance - 0.0% (I)
SLM Corp., Series MTN
4.04%, 12/15/2013 (E)	50,000	51,407

Total Structured Notes Debt (cost $50,074)		51,407

	Notional Amount	Value
PURCHASED OPTION - 0.0% (I)
Call Option - 0.0% (I)
OTC- USD vs. JPY (G)
Exercise Price $99.00
Expires 09/24/2013
Counterparty: BOA	600,000	8,316

Total Purchased Option (cost $9,750)		8,316

PURCHASED SWAPTION - 0.0% (I)
Put Option - 0.0% (I)
OTC- If exercised the Series receives floating 3 Month LIBOR, and pays 3.875%, European Style (G)
Expires 04/14/2014
Counterparty: DUB	500,000	10,582

Total Purchased Swaption (cost $25,425)		10,582

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (H)	4,332,317	4,332,317

Total Securities Lending Collateral (cost $4,332,317)		4,332,317

	Principal	Value
REPURCHASE AGREEMENTS - 67.6%
Bank of America 0.21% (H), dated 03/28/2013, to be repurchased at $21,900,511 on 04/01/2013. Collateralized by a U.S. Government Obligation, 0.88%, due 01/31/2017, and with a value of $22,386,879.	$21,900,000	21,900,000
Barclays Capital, Inc. 0.18% (H), dated 03/28/2013, to be repurchased at $10,000,200 on 04/01/2013. Collateralized by a U.S. Government Obligation, 0.13%, due 01/15/2022, and with a value of $10,257,730.	10,000,000	10,000,000

	Principal	Value
REPURCHASE AGREEMENTS (continued)
Barclays Capital, Inc. 0.21% (H), dated 03/28/2013, to be repurchased at $12,300,287 on 04/01/2013. Collateralized by a U.S. Government Obligation, 2.00%, due 01/15/2014, and with a value of $12,568,363.	$12,300,000	$12,300,000
BNP Paribas 0.12% (H), dated 03/22/2013, to be repurchased at $15,000,550 on 04/02/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 08/01/2042, and with a value of $15,497,098.	15,000,000	15,000,000
BNP Paribas 0.20% (H), dated 03/28/2013, to be repurchased at $10,000,222 on 04/01/2013. Collateralized by a U.S. Government Obligation, 5.25%, due 02/15/2029, and with a value of $10,247,321.	10,000,000	10,000,000
BNP Paribas 0.27% (H), dated 03/28/2013, to be repurchased at $5,000,150 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 03/01/2043, and with a value of $5,172,604.	5,000,000	5,000,000
Credit Suisse Securities USA 0.22% (H), dated 03/28/2013, to be repurchased at $6,200,152 on 04/01/2013. Collateralized by a U.S. Government Obligation, 3.63%, due 08/15/2019, and with a value of $6,353,519.	6,200,000	6,200,000
Deutsche Bank AG 0.18% (H), dated 03/28/2013, to be repurchased at $21,900,438 on 04/01/2013. Collateralized by a U.S. Government Obligation, 5.25%, due 11/15/2028, and with a value of $22,418,958.	21,900,000	21,900,000
JPMorgan Securities 0.23% (H), dated 03/28/2013, to be repurchased at $8,200,210 on 04/01/2013. Collateralized by a U.S. Government Obligation, 2.75%, due 08/15/2042, and with a value of $8,435,041.	8,200,000	8,200,000
JPMorgan Securities 0.24% (H), dated 03/28/2013, to be repurchased at $12,300,328 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.26%, due 12/05/2022, and with a value of $12,573,013.	12,300,000	12,300,000
State Street Bank & Trust Co. 0.03% (H), dated 03/28/2013, to be repurchased at $965,092 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $987,536.	965,089	965,089

Total Repurchase Agreements (cost $123,765,089)		123,765,089

Total Investment Securities (cost $324,573,923) (J)		325,708,849
Other Assets and Liabilities - Net		(142,720,020)

Net Assets		$182,988,829

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Notional Amount	Value
WRITTEN OPTIONS - (0.0%) (I)
Call Options - (0.0%) (I)
10-Year U.S. Treasury Note Future
Exercise Price $132.50
Expires 04/26/2013	$2,000	$(687)
OTC- USD vs. JPY (G)
Exercise Price $97.00
Expires 04/16/2013
Counterparty: BCLY	1,800,000	(4,075)
OTC- USD vs. JPY (G)
Exercise Price $104.00
Expires 09/24/2013
Counterparty: BOA	600,000	(3,391)
Put Options - (0.0%) (I)
10-Year U.S. Treasury Note Future
Exercise Price $129.00
Expires 04/26/2013	2,000	(63)
OTC- USD vs. JPY (G)
Exercise Price $88.00
Expires 09/24/2013
Counterparty: BOA	600,000	(6,420)
OTC- USD vs. JPY (G)
Exercise Price $89.00
Expires 04/16/2013	1,800,000	(965)
Counterparty: BOA

Total Written Options (premiums $(30,274))		$(15,601)

WRITTEN SWAPTIONS:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Value
Call- OTC 10-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Receive	1.80%	07/29/2013		$1,200,000	$(4,000)	$(4,103)
Call- OTC 10-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Receive	1.80	07/29/2013		2,600,000	(11,972)	(8,889)
Call- OTC 10-Year Interest Rate Swap	BCLY	3-Month USD LIBOR BBA	Receive	1.80	07/29/2013		800,000	(3,840)	(2,735)
Call- OTC 2-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Receive	1.50	04/02/2013		5,200,000	(13,998)	(319)
Put- OTC 10-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Pay	2.65	07/29/2013		1,200,000	(8,440)	(3,003)
Put- OTC 10-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	2.65	07/29/2013		2,600,000	(17,180)	(6,505)
Put- OTC 10-Year Interest Rate Swap	BCLY	3-Month USD LIBOR BBA	Pay	2.65	07/29/2013		800,000	(5,600)	(2,002)
Put- OTC 2-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	1.50	04/02/2013		5,200,000	(19,905)	(13,573)
Put- OTC 2-Year Interest Rate Swap	BCLY	6-Month EUR EURIBOR Reuters	Pay	0.85	04/24/2013	EUR	1,400,000	(1,971)	(21)
Put- OTC 2-Year Interest Rate Swap	BCLY	6-Month EUR EURIBOR Reuters	Pay	1.15	07/24/2013		500,000	(856)	(129)
Put- OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR EURIBOR Reuters	Pay	1.15	07/24/2013		700,000	(1,226)	(181)
Put- OTC 2-Year Interest Rate Swap	BOA	6-Month EUR EURIBOR Reuters	Pay	1.15	07/24/2013		1,800,000	(3,725)	(464)
Put- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	1.40	09/03/2013		$800,000	(2,615)	(2,370)
Put- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	2.85	04/14/2014		2,200,000	(26,400)	(2,867)
Put- OTC 5-Year Interest Rate Swap	BOA	6-Month EUR EURIBOR Reuters	Pay	1.50	06/03/2013	EUR	1,400,000	(6,058)	(271)
Put- OTC 5-Year Interest Rate Swap	DUB	6-Month EUR EURIBOR Reuters	Pay	1.70	07/24/2013		1,200,000	(6,325)	(594)
Put- OTC 5-Year Interest Rate Swap	BCLY	6-Month EUR EURIBOR Reuters	Pay	1.70	07/24/2013		900,000	(4,422)	(446)

								$(138,533)	$(48,472)

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS: (K)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Currency Code	Notional Amount	Market Value	Premiums Paid	Unrealized (Depreciation)
3-Month USD-LIBOR	2.75%	06/19/2043	USD	$2,300,000	$132,273	$137,499	$(5,226)

OVER THE COUNTER SWAP AGREEMENTS:

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid	Unrealized Appreciation
France CPI ex Tobacco	2.00%	07/25/2016	BOA	EUR	$500,000	$11,012	$1,562	$9,450
France CPI ex Tobacco	2.00	02/01/2018	DUB	EUR	800,000	8,882	544	8,338
France CPI ex Tobacco	2.15	04/01/2021	GSC	EUR	1,300,000	8,042	4,441	3,601

						$27,936	$6,547	$21,389

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid	Unrealized (Depreciation)
U.S. CPI Urban Consumers NAS	2.36%	01/28/2017	DUB	USD	$100,000	$(159)	$—	$(159)
U.S. CPI Urban Consumers NAS	2.42	02/12/2017	GSC	USD	700,000	(1,600)	—	(1,600)
U.S. CPI Urban Consumers NAS	2.50	07/15/2022	DUB	USD	2,700,000	16,883	43,496	(26,613)

						$15,124	$43,496	$(28,372)

FUTURES CONTRACTS: (L)

Description	Type	Contracts	Expiration Date	Unrealized Appreciation
90-Day Eurodollar	Long	5	09/14/2015	$1,039
90-Day Eurodollar	Long	50	03/14/2016	7,415

				$8,454

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (M)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	BCLY	(447,000)	04/04/2013	$(464,112)	$(1,144)
AUD	BCLY	(237,000)	04/04/2013	(247,657)	978
AUD	BOA	(2,104,000)	04/04/2013	(2,162,912)	(27,014)
AUD	DUB	(2,669,000)	04/04/2013	(2,736,512)	(41,487)
BRL	BCLY	(1,482,236)	04/02/2013	(754,319)	20,976
BRL	BCLY	1,482,236	04/02/2013	736,040	(2,697)
BRL	HSBC	(1,482,236)	04/02/2013	(736,040)	2,697
BRL	HSBC	1,482,236	04/02/2013	721,740	11,603
BRL	BCLY	1,482,236	06/04/2013	748,718	(20,587)
CAD	BCLY	(2,230,000)	06/20/2013	(2,168,797)	(22,405)
EUR	BCLY	(444,000)	04/02/2013	(574,980)	5,831
EUR	BOA	3,745,000	04/02/2013	4,821,688	(21,094)
EUR	DUB	86,000	04/02/2013	111,897	(1,656)
EUR	GSC	(3,387,000)	04/02/2013	(4,500,900)	159,215
EUR	BOA	(3,745,000)	05/02/2013	(4,822,710)	21,168
GBP	BCLY	(1,298,000)	06/12/2013	(1,952,581)	(18,914)
GBP	BCLY	(372,000)	06/12/2013	(566,704)	1,683
GBP	DUB	(15,000)	06/12/2013	(22,618)	(165)
GBP	DUB	115,000	06/12/2013	173,766	905
GBP	HSBC	463,000	06/12/2013	698,101	5,136
MXN	CSFB	525,192	04/03/2013	42,317	192
MXN	HSBC	(525,192)	04/03/2013	(41,211)	(1,298)
TRY	DUB	89,770	04/30/2013	49,957	(527)

					$71,396

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures (1)
BCLY	$ (45,687)	$ —	$ (45,687)
BOA	(26,229)	—	(26,229)
CSFB	192	—	192
DUB	(12,573)	—	(12,573)
GSC	136,371	(490,000)	(353,629)
HSBC	17,957	—	17,957

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Security is subject to dollar roll transactions.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $4,243,144. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	All or a portion of this security has been segregated by the custodian with the broker as collateral for centrally cleared swaps. Total value of securities segregated as collateral to cover centrally cleared swaps is $136,244.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $26,479.
(E)	Floating or variable rate note. Rate is listed as of March 31, 2013.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $400,568, or 0.22% of the portfolio’s net assets.
(G)	Illiquid. Total aggregate market value of illiquid securities is $154,370, or 0.08% of the portfolio’s net assets, and total aggregate market value of illiquid derivatives is $(14,851), or (0.01)% of the portfolio’s net assets.
(H)	Rate shown reflects the yield at March 31, 2013.
(I)	Percentage rounds to less than 0.1%.
(J)	Aggregate cost for federal income tax purposes is $324,573,923. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $1,424,190 and $289,264, respectively. Net unrealized appreciation for tax purposes is $1,134,926.
(K)	Cash in the amount of $70,000 has been segregated by the custodian as collateral for centrally cleared swaps.
(L)	Cash in the amount of $36,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(M)	Cash in the amount of $490,000 has been segregated by the broker as collateral for open options, swaps, swaptions and/or forward foreign currency contracts.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities aggregated $2,430,628 or 1.33% of the portfolio’s net assets.
BBA	British Bankers’ Association
BCLY	Barclays Bank PLC
BOA	Bank of America
CPI	Consumer Price Index
CSFB	Credit Suisse First Boston
DUB	Deutsche Bank AG
EURIBOR	Euro InterBank Offered Rate
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NAS	National Academy of Sciences
OTC	Over the Counter
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
TRY	Turkish New Lira
USD	United States Dollar

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

VALUATION SUMMARY: (N)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
U.S. Government Obligations	$—	$176,862,444	$—	$176,862,444
Foreign Government Obligations	—	14,435,342	—	14,435,342
Mortgage-Backed Securities	—	2,034,389	—	2,034,389
Asset-Backed Securities	—	1,788,190	—	1,788,190
Corporate Debt Securities	—	1,123,654	—	1,123,654
Certificate of Deposit	—	200,000	—	200,000
Commercial Paper	—	1,097,119	—	1,097,119
Structured Notes Debt	—	51,407	—	51,407
Purchased Option	—	8,316	—	8,316
Purchased Swaption	—	10,582	—	10,582
Securities Lending Collateral	4,332,317	—	—	4,332,317
Repurchase Agreements	—	123,765,089	—	123,765,089

Total Investment Securities	$4,332,317	$321,376,532	$—	$325,708,849

Other Financial Instruments in Assets
Forward Foreign Currency Contracts (O)	$—	$230,384	$—	$230,384
Futures Contracts (O)	8,454	—	—	8,454
Interest Rate Swap Agreements (O)	—	21,389	—	21,389

Total Other Financial Instruments in Assets	$8,454	$251,773	$—	$260,227

Other Financial Instruments in Liabilities
Forward Foreign Currency Contracts (O)	$—	$(158,988)	$—	$(158,988)
Interest Rate Swap Agreements (O)	(5,226)	(28,372)	—	(33,598)
Written Options	(750)	(14,851)	—	(15,601)
Written Swaptions	—	(48,472)	—	(48,472)

Total Other Financial Instruments in Liabilities	$(5,976)	$(250,683)	$—	$(256,659)

Other Assets (P)
Cash on Deposit with Broker	$106,000	$—	$—	$106,000
Foreign Currency	9,241	—	—	9,241

Total Other Assets	$115,241	$—	$—	$115,241

Other Liabilities (P)
Cash	$—	$(29,879)	$—	$(29,879)
Cash Deposit due to Broker	—	(490,000)	—	(490,000)
Collateral for Securities on Loan	—	(4,332,317)	—	(4,332,317)

Total Other Liabilities	$—	$(4,852,196)	$—	$(4,852,196)

(N)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(O)	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
(P)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 45.4%
U.S. Treasury Bond
2.75%, 08/15/2042 (A)	$5,500,000	$5,102,966
U.S. Treasury Note
0.25%, 11/30/2013 - 03/31/2014	6,300,000	6,304,722
0.63%, 08/31/2017	11,550,000	11,538,265
0.75%, 12/15/2013	100,000	100,422
1.00%, 01/15/2014 - 08/31/2019 (B)	11,250,000	11,183,531
1.25%, 02/15/2014 - 03/15/2014	3,300,000	3,332,604
1.63%, 08/15/2022	11,400,000	11,253,043
1.63%, 11/15/2022 (C)	400,000	392,906
1.75%, 01/31/2014	300,000	303,984
1.88%, 02/28/2014	2,100,000	2,132,731

Total U.S. Government Obligations (cost $51,626,283)		51,645,174

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.5%
Fannie Mae
0.88%, 10/26/2017	1,800,000	1,802,408
4.50%, 04/01/2028 - 06/01/2041	1,874,058	2,020,597
Fannie Mae, TBA
4.50%	700,000	754,141
Financing Corp. Fico STRIPS
Series 2011-75, Class FA
Zero Coupon, 05/11/2018	600,000	568,941
Freddie Mac
0.16%, 01/15/2014 - 02/11/2014	1,500,000	1,497,943
1.25%, 10/02/2019 (C)	750,000	744,704

Total U.S. Government Agency Obligations (cost $7,386,898)		7,388,734

FOREIGN GOVERNMENT OBLIGATIONS - 1.2%
Province of Ontario Canada
1.65%, 09/27/2019	1,200,000	1,198,560
Russian Federation
7.50%, 03/31/2030 - Reg S (D)	149,000	184,574

Total Foreign Government Obligations (cost $1,382,950)		1,383,134

MORTGAGE-BACKED SECURITIES - 2.8%
Banc of America Commercial Mortgage Trust
Series 2006-6, Class A2
5.31%, 10/10/2045	133,124	137,015
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2004-2, Class A5
4.58%, 11/10/2038	160,000	164,508
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1
0.64%, 07/25/2035 (E)	84,447	79,334
CD Commercial Mortgage Trust
Series 2005-CD1, Class ASB
5.22%, 07/15/2044 (E)	107,487	109,220
Commercial Mortgage Trust
Series 2005-GG5, Class A42
5.25%, 04/10/2037 (E)	200,000	204,469
Series 2007-GG9, Class A2
5.38%, 03/10/2039	279,795	288,080
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-9, Class 1A1
0.50%, 05/25/2035 (E)	121,601	99,972

	Principal		Value
MORTGAGE-BACKED SECURITIES (continued)
DBRR Trust
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A		$547,813	$549,286
Series 2013-EZ2, Class A
0.85%, 02/25/2045 - 144A (E)		199,746	199,639
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A1
1.10%, 03/06/2020 - 144A (E)		140,615	140,655
Morgan Stanley Bank of America Merrill Lynch Trust, IO
Series 2013-C8, Class XA
1.53%, 12/15/2048 (E) (F)		2,496,739	207,729
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4, Class 6A1
0.44%, 03/25/2035 (E)		1,032,534	935,783

Total Mortgage-Backed Securities (cost $3,027,043)			3,115,690

ASSET-BACKED SECURITIES - 2.3%
ACA CLO, Ltd.
Series 2006-1A, Class A1
0.55%, 07/25/2018 - 144A (E)		191,084	188,427
American Express Credit Account Master Trust
Series 2012-5, Class A
0.59%, 05/15/2018		200,000	200,134
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates
Series 2004-R3, Class M1
0.72%, 05/25/2034 (E)		583,639	483,512
BlueMountain CLO, Ltd.
Series 2005-1A, Class A1F
0.53%, 11/15/2017 - 144A (E)		191,720	190,138
First Frankin Mortgage Loan Trust
Series 2005-FF2, Class M3
0.68%, 03/25/2035 (E)		100,000	95,274
Series 2005-FF2, Class M4
0.79%, 03/25/2035 (E)		400,000	330,936
Fore CLO, Ltd.
Series 2007-1A, Class A1A
0.55%, 07/20/2019 - 144A (E)		250,000	243,355
Northstar Education Finance, Inc.
Series 2012-1, Class A
0.90%, 12/26/2031 - 144A (E)		142,402	143,070
SLC Private Student Loan Trust
Series 2006-A, Class A5
0.47%, 07/15/2036 (E)		200,000	193,966
SLM Student Loan Trust
Series 2004-10, Class A5A
0.70%, 04/25/2023 - 144A (E)		200,000	200,916
Series 2012-E, Class A1
0.95%, 10/16/2023 - 144A (E)		69,864	70,196
Tara Hill BV
Series 1X, Class I
0.90%, 01/24/2019 - Reg S (E)	EUR	87,541	111,397
Utah State Board of Regents
Series 2012-1, Class A
0.95%, 12/26/2031 (E)		$141,827	145,223

Total Asset-Backed Securities (cost $2,570,307)			2,596,544

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 1.0%
Bay Area Toll Authority
6.92%, 04/01/2040	$200,000	$271,934
Los Angeles Community College District
6.60%, 08/01/2042	200,000	275,666
Port Authority of New York & New Jersey
4.46%, 10/01/2062	200,000	199,800
State of California - Build America Bonds
7.35%, 11/01/2039	300,000	420,534

Total Municipal Government Obligations (cost $1,176,595)		1,167,934

CORPORATE DEBT SECURITIES - 10.8%
Air Freight & Logistics - 0.1%
United Parcel Service, Inc.
2.45%, 10/01/2022	100,000	99,420
Airlines - 0.1%
Continental Airlines Pass-Through Trust
4.00%, 10/29/2024 (C)	50,000	52,000
5.50%, 10/29/2020 (C)	50,000	52,250
Automobiles - 0.1%
Daimler Finance North America LLC
0.91%, 01/09/2015 - 144A (E)	165,000	165,668
Biotechnology - 0.4%
Amgen, Inc.
4.10%, 06/15/2021	400,000	442,568
Capital Markets - 0.8%
Goldman Sachs Group, Inc.
0.73%, 03/22/2016 (C) (E)	300,000	296,585
6.15%, 04/01/2018 (C)	280,000	329,943
Morgan Stanley
6.63%, 04/01/2018 (C)	200,000	239,080
Commercial Banks - 2.5%
American Express Centurion Bank
Series 2012-3, Class A
0.74%, 11/13/2015 (E)	500,000	501,311
Bank of Montreal
Series 2012-1, Class A3
2.55%, 11/06/2022 (C)	220,000	215,417
Bank of Nova Scotia
0.48%, 03/27/2014 (E)	400,000	399,808
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/2021 (C)	220,000	246,458
HSBC Holdings PLC
5.10%, 04/05/2021	280,000	323,532
JPMorgan Chase Bank NA
6.00%, 10/01/2017 (C)	260,000	306,267
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 - Reg S	400,000	427,520
UBS AG
5.75%, 04/25/2018	100,000	118,466
Westpac Banking Corp.
Series 2011-1A, Class A3
1.04%, 09/25/2015 (C) (E)	300,000	302,862
Commercial Services & Supplies - 0.2%
ADT Corp.
4.13%, 06/15/2023 - 144A (C) (F)	40,000	41,505
Eaton Corp.
2.75%, 11/02/2022 - 144A (C) (F)	125,000	124,279
ERAC USA Finance LLC
1.40%, 04/15/2016 - 144A (C) (F)	100,000	100,582
Consumer Finance - 0.3%
Caterpillar Financial Services Corp., Series MTN
1.65%, 04/01/2014	150,000	151,835
PACCAR Financial Corp., Series MTN
0.56%, 02/08/2016 (E)	150,000	150,128

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 1.4%
American Honda Finance Corp.
0.74%, 05/08/2014 - 144A (E)	$150,000	$150,670
Ford Motor Credit Co., LLC
4.25%, 09/20/2022 (C)	200,000	206,790
General Electric Capital Corp.
0.88%, 12/11/2015 (E)	120,000	120,999
Helios Leasing I LLC
1.56%, 09/28/2024	192,433	191,946
JPMorgan Chase & Co.
3.25%, 09/23/2022	200,000	199,691
LeasePlan Corp. NV
3.00%, 10/23/2017 - 144A (F)	250,000	254,925
Merrill Lynch & Co., Inc.
6.88%, 04/25/2018 (C)	220,000	265,545
Tagua Leasing LLC
1.58%, 11/16/2024	196,235	195,952
Diversified Telecommunication Services - 0.2%
AT&T, Inc.
0.68%, 02/12/2016 (E)	200,000	200,826
Electric Utilities - 0.4%
Entergy Louisiana LLC
3.30%, 12/01/2022	150,000	151,496
FirstEnergy Corp.
Series A
2.75%, 03/15/2018	100,000	101,132
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 - 144A (F)	200,000	194,939
Electrical Equipment - 0.1%
Schneider Electric SA
2.95%, 09/27/2022 - 144A (C) (F)	150,000	151,500
Energy Equipment & Services - 0.1%
Plains All American Pipeline, LP / PAA Finance Corp.
2.85%, 01/31/2023 (C)	100,000	98,399
Hotels, Restaurants & Leisure - 0.2%
Carnival Corp.
1.20%, 02/05/2016	200,000	200,256
Industrial Conglomerates - 0.2%
General Electric Co.
2.70%, 10/09/2022 (C)	260,000	260,021
Insurance - 0.1%
First American Financial Corp.
4.30%, 02/01/2023	100,000	104,072
Internet & Catalog Retail - 0.2%
Amazon.com, Inc.
2.50%, 11/29/2022	200,000	194,636
Machinery - 0.2%
Stanley Black & Decker, Inc.
2.90%, 11/01/2022 (C)	200,000	200,847
Media - 0.3%
British Sky Broadcasting Group PLC
3.13%, 11/26/2022 - 144A (F)	80,000	79,773
COX Communications, Inc.
3.25%, 12/15/2022 - 144A (C)	100,000	101,589
SES
3.60%, 04/04/2023 - 144A (F) (G)	200,000	201,634
Metals & Mining - 0.1%
BHP Billiton Finance USA, Ltd.
5.50%, 04/01/2014	150,000	157,637
Multi-Utilities - 0.1%
Sempra Energy
2.88%, 10/01/2022	150,000	149,579

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 1.2%
BP Capital Markets PLC
5.25%, 11/07/2013	$150,000	$154,187
Dolphin Energy, Ltd.
5.50%, 12/15/2021 - Reg S	400,000	462,500
Petroleos Mexicanos
6.00%, 03/05/2020 (C)	200,000	236,000
Statoil ASA
2.45%, 01/17/2023 (C)	125,000	122,968
TNK-BP Finance SA, Series EMTN
7.88%, 03/13/2018 - Reg S	200,000	240,000
Western Gas Partners, LP
4.00%, 07/01/2022 (C)	115,000	118,963
Pharmaceuticals - 0.3%
AbbVie, Inc.
1.06%, 11/06/2015 - 144A (E)	200,000	202,891
Eli Lilly & Co.
4.20%, 03/06/2014	150,000	155,300
Real Estate Investment Trusts - 0.1%
American Tower Corp.
3.50%, 01/31/2023 (C)	100,000	99,181
Road & Rail - 0.5%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	200,000	201,530
Canadian National Railway Co.
2.25%, 11/15/2022	400,000	393,888
Software - 0.3%
Microsoft Corp.
2.13%, 11/15/2022 (C)	300,000	293,227
Tobacco - 0.1%
Philip Morris International, Inc.
6.88%, 03/17/2014	150,000	159,364
Wireless Telecommunication Services - 0.2%
VimpelCom Holdings BV
5.20%, 02/13/2019 - 144A	200,000	200,800

Total Corporate Debt Securities (cost $12,223,555)		12,263,137

CERTIFICATE OF DEPOSIT - 0.7%
Commercial Banks - 0.7%
Dexia Credit Local
1.40%, 09/20/2013	800,000	800,000

Total Certificate of Deposit (cost $800,000)		800,000

COMMERCIAL PAPER - 1.6%
Commercial Banks - 0.1%
Abbey National North America LLC
1.02%, 04/03/2013 (H)	125,000	124,983
Construction Materials - 0.5%
Holcim US Finance Sarl & CIE SCS
0.52%, 04/30/2013 - 144A (H)	580,000	579,737
Containers & Packaging - 0.3%
Amcor, Ltd.
0.39%, 04/15/2013 - 144A (H)	290,000	289,948
Diversified Financial Services - 0.2%
Ford Motor Credit Co.
1.02%, 11/05/2013 (H)	275,000	273,312
Electric Utilities - 0.5%
Entergy Corp.
0.85%, 05/15/2013 - 144A (H)	330,000	329,638
0.86%, 04/18/2013 - 144A (H)	250,000	249,882

Total Commercial Paper (cost $1,847,500)		1,847,500

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 4.4%
Freddie Mac
0.10%, 04/05/2013	$100,000	$99,998
U.S. Treasury Bill
0.06%, 04/18/2013 (H)	200,000	199,993
0.12%, 01/09/2014 (H)	423,000	422,504
0.13%, 02/06/2014 (B) (H)	3,177,000	3,172,982
0.13%, 04/25/2013 (H)	1,100,000	1,099,942

Total Short-Term U.S. Government Obligations (cost $4,995,419)		4,995,419

	Notional Amount	Value
PURCHASED OPTION - 0.4%
Put Option - 0.4%
S&P 500 Index
Index Value $1,200.00
Expires 12/21/2013	34,800	443,352

Total Purchased Option (cost $1,400,215)		443,352

PURCHASED SWAPTION - 0.0% (I)
Put Option - 0.0% (I)
OTC- If exercised the Series receives floating 3 month LIBOR, and pays 3.45%, European Style
Expires 09/21/2015 (F)
Counterparty: BNP	300,000	26,259

Total Purchased Swaption (cost $23,689)		26,259

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (H)	5,148,240	5,148,240

Total Securities Lending Collateral (cost $5,148,240)		5,148,240

	Principal	Value
REPURCHASE AGREEMENTS - 26.1%
Bank of America 0.21% (H), dated 03/28/2013, to be repurchased at $6,900,161 on 04/01/2013. Collateralized by a U.S. Government Obligation, 0.63%, due 05/31/2017, and with a value of $7,060,358.	$6,900,000	6,900,000
BNP Paribas 0.26% (H), dated 03/28/2013, to be repurchased at $6,900,199 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/01/2043, and with a value of $7,157,784.	6,900,000	6,900,000
Goldman Sachs 0.23% (H), dated 03/28/2013, to be repurchased at $3,800,097 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/01/2040, and with a value of $3,928,014.	3,800,000	3,800,000

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS (continued)
JPMorgan Securities, Inc. 0.24% (H), dated 03/28/2013, to be repurchased at $2,000,053 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 0.50%, due 09/25/2015, and with a value of $2,042,696.	$2,000,000	$2,000,000
RBC Capital Markets LLC 0.23% (H), dated 03/28/2013, to be repurchased at $6,900,176 on 04/01/2013. Collateralized by a U.S. Government Obligation, 0.00%, due 06/13/2013, and with a value of $7,041,096.	6,900,000	6,900,000
State Street Bank & Trust Co. 0.03% (H), dated 03/28/2013, to be repurchased at $3,205,363 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 02/01/2032, and with a value of $3,270,559.	3,205,352	3,205,352

Total Repurchase Agreements (cost $29,705,352)		29,705,352

Total Investment Securities (cost $123,314,046) (J)		122,526,469
Other Assets and Liabilities - Net		(8,721,321)

Net Assets		$113,805,148

	Principal	Value
TBA SHORT COMMITMENT - (0.2%)
U.S. Government Agency Obligation - (0.2%)
Fannie Mae, TBA
3.50%	$(230,000)	$(242,866)

Total TBA Short Commitment (proceeds $(240,853))		$(242,866)

WRITTEN SWAPTIONS: (K)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Value
Call- OTC 10-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Receive	1.80%	07/29/2013		$450,000	$(1,696)	$(1,538)
Call- OTC 10-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Receive	1.80	07/29/2013		300,000	(1,100)	(1,026)
Put- OTC 10-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Pay	2.65	07/29/2013		300,000	(2,060)	(751)
Put- OTC 10-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	2.65	07/29/2013		450,000	(3,190)	(1,126)
Put- OTC 2-Year Interest Rate Swap	CSFB	6-Month EUR EURIBOR Reuters	Pay	1.15	07/24/2013	EUR	200,000	(381)	(51)
Put- OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR EURIBOR Reuters	Pay	1.15	07/24/2013		50,000	(88)	(13)
Put- OTC 2-Year Interest Rate Swap	BOA	6-Month EUR EURIBOR Reuters	Pay	1.15	07/24/2013		400,000	(847)	(103)
Put- OTC 5-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Pay	1.30	04/29/2013		$300,000	(817)	(26)
Put- OTC 5-Year Interest Rate Swap	BNP	3-Month USD LIBOR BBA	Pay	2.50	09/21/2015		1,260,000	(22,578)	(23,349)
Put- OTC 5-Year Interest Rate Swap	BOA	6-Month EUR EURIBOR Reuters	Pay	1.50	06/03/2013	EUR	350,000	(1,573)	(68)

								$(34,330)	$(28,051)

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (L)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Currency Code	Notional Amount (M)	Market Value (N)	Premiums Paid	Unrealized Appreciation
North American Investment Grade Index - Series 20	1.00%	06/20/2018	USD	$14,000,000	$67,903	$55,995	$11,908

OVER THE COUNTER SWAP AGREEMENTS: (K)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (L)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (M)	Market Value (N)	Premiums Paid	Unrealized Appreciation
North American Investment Grade Index - Series 18	1.00%	06/20/2017	BOA	USD	$25,000,000	$263,300	$148,493	$114,807

TOTAL RETURN SWAP AGREEMENTS - PAYABLE: (O)

Reference Entity	Floating Rate	Termination Date	Counterparty	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation
iShares MSCI EAFE Index Fund	USD-3M-LIBOR BBA	08/15/2013	BNP	$193,164	$96,853	$—	$96,853

FUTURES CONTRACTS: (P)

Description	Type	Contracts	Expiration Date	Unrealized Appreciation
Russell 2000 Mini Index	Long	60	06/21/2013	$62,143
S&P 500 E-Mini Index	Long	653	06/21/2013	1,101,430

				$1,163,573

FORWARD FOREIGN CURRENCY CONTRACTS: (K)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	CSFB	104,000	06/17/2013	$134,413	$(1,026)
EUR	HSBC	(86,000)	06/17/2013	(111,537)	1,236
EUR	JPM	105,000	06/17/2013	136,055	(1,385)

					$(1,175)

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures (1)
BNP	$99,763	$(270,000)	$(170,237)
BOA	261,326	(190,000)	71,326
CSFB	(1,077)	—	(1,077)
GSC	(2,664)	—	(2,664)
HSBC	1,223	—	1,223
JPM	(1,385)	—	(1,385)

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security has been segregated by the custodian with the broker as collateral for centrally cleared swaps. Total value of securities segregated as collateral to cover centrally cleared swaps is $318,240.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $1,814,508.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $5,043,625. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of March 31, 2013. Maturity date disclosed is the ultimate maturity date.
(E)	Floating or variable rate note. Rate is listed as of March 31, 2013.
(F)	Illiquid. Total aggregate market value of illiquid securities is $1,383,125, or 1.22% of the portfolio’s net assets.
(G)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(H)	Rate shown reflects the yield at March 31, 2013.
(I)	Percentage rounds to less than 0.1%.
(J)	Aggregate cost for federal income tax purposes is $123,314,046. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $327,285 and $1,114,862, respectively. Net unrealized depreciation for tax purposes is $787,577.
(K)	Cash in the amount of $460,000 has been segregated by the broker as collateral for open swap, swaptions and/or forward foreign currency contracts.
(L)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(M)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(N)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(O)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
(P)	Cash in the amount of $762,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities aggregated $5,345,642 or 4.70% of the portfolio’s net assets.
BBA	British Bankers’ Association
BNP	BNP Paribas
BOA	Bank of America
CLO	Collateralized Loan Obligation
CSFB	Credit Suisse First Boston
EMTN	European Medium Term Note
EURIBOR	Euro InterBank Offered Rate
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
IO	Interest Only
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over the Counter
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
UBS	UBS AG

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

CURRENCY ABBREVIATIONS:

EUR	Euro
USD	United States Dollar

VALUATION SUMMARY: (Q)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
U.S. Government Obligations	$—	$51,645,174	$—	$51,645,174
U.S. Government Agency Obligations	—	7,388,734	—	7,388,734
Foreign Government Obligations	—	1,383,134	—	1,383,134
Mortgage-Backed Securities	—	3,115,690	—	3,115,690
Asset-Backed Securities	—	2,596,544	—	2,596,544
Municipal Government Obligations	—	1,167,934	—	1,167,934
Corporate Debt Securities	—	12,263,137	—	12,263,137
Certificate of Deposit	—	800,000	—	800,000
Commercial Paper	—	1,847,500	—	1,847,500
Short-Term U.S. Government Obligations	—	4,995,419	—	4,995,419
Purchased Option	443,352	—	—	443,352
Purchased Swaption	—	26,259	—	26,259
Securities Lending Collateral	5,148,240	—	—	5,148,240
Repurchase Agreements	—	29,705,352	—	29,705,352

Total Investment Securities	$5,591,592	$116,934,877	$—	$122,526,469

TBA Short Commitment
U.S. Government Agency Obligations	$—	$(242,866)	$—	$(242,866)

Total TBA Short Commitment	$—	$(242,866)	$—	$(242,866)

Other Financial Instruments in Assets
Credit Default Swap Agreements (R)	$11,908	$114,807	$—	$126,715
Forward Foreign Currency Contracts (R)	—	1,236	—	1,236
Futures Contracts (R)	1,163,573	—	—	1,163,573
Total Return Swap Agreements (R)	—	96,853	—	96,853

Total Other Financial Instruments in Assets	$1,175,481	$212,896	$—	$1,388,377

Other Financial Instruments in Liabilities
Forward Foreign Currency Contracts (R)	$—	$(2,411)	$—	$(2,411)
Written Swaptions	—	(28,051)	—	(28,051)

Total Other Financial Instruments in Liabilities	$—	$(30,462)	$—	$(30,462)

Other Assets (S)
Cash	$217,815	$—	$—	$217,815
Cash on Deposit with Broker	762,000	—	—	762,000
Foreign Currency	497	—	—	497

Total Other Assets	$980,312	$—	$—	$980,312

Other Liabilities (S)
Cash Deposit due to Broker	$—	$(460,000)	$—	$(460,000)
Collateral for Securities on Loan	—	(5,148,240)	—	(5,148,240)

Total Other Liabilities	$—	$(5,608,240)	$—	$(5,608,240)

(Q)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(R)	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
(S)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 49.2%
U.S. Treasury Bond
2.75%, 08/15/2042 (A)	$4,600,000	$4,267,935
U.S. Treasury Note
0.25%, 11/30/2013 - 03/31/2014	4,700,000	4,703,620
0.63%, 08/31/2017	8,300,000	8,291,567
1.00%, 01/15/2014	600,000	604,031
1.00%, 08/31/2019 (B)	5,000,000	4,965,625
1.25%, 02/15/2014 - 03/15/2014	1,000,000	1,009,669
1.63%, 08/15/2022	8,200,000	8,094,294
1.75%, 01/31/2014	100,000	101,328
1.88%, 02/28/2014	900,000	914,028

Total U.S. Government Obligations (cost $32,971,370)		32,952,097

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.7%
Fannie Mae
0.88%, 10/26/2017	1,800,000	1,802,408
4.50%, 05/01/2041	412,812	445,609
Fannie Mae, TBA
4.50%	1,000,000	1,077,344
Financing Corp. Fico STRIPS
Series 2011-75, Class FA
Zero Coupon, 05/11/2018	600,000	568,941
Freddie Mac
0.16%, 01/15/2014 - 02/11/2014	500,000	499,319
1.25%, 10/02/2019 (C)	750,000	744,704

Total U.S. Government Agency Obligations (cost $5,134,224)		5,138,325

FOREIGN GOVERNMENT OBLIGATIONS - 2.1%
Province of Ontario Canada
1.65%, 09/27/2019	1,200,000	1,198,560
Russian Federation
7.50%, 03/31/2030 - Reg S	149,000	184,574

Total Foreign Government Obligations (cost $1,382,950)		1,383,134

MORTGAGE-BACKED SECURITIES - 2.7%
Banc of America Commercial Mortgage Trust
Series 2006-6, Class A2
5.31%, 10/10/2045	66,562	68,507
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2004-2, Class A5
4.58%, 11/10/2038	80,000	82,254
Banc of America Mortgage Trust
Series 2004-D, Class 2A2
3.11%, 05/25/2034 (D)	74,562	73,468
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1
0.64%, 07/25/2035 (D)	64,743	60,823
CD Commercial Mortgage Trust
Series 2005-CD1, Class ASB
5.22%, 07/15/2044 (D)	53,743	54,610
Commercial Mortgage Trust
Series 2005-GG5, Class A42
5.25%, 04/10/2037 (D)	100,000	102,234
Series 2007-GG9, Class A2
5.38%, 03/10/2039	153,221	157,758

	Principal		Value
MORTGAGE-BACKED SECURITIES (continued)
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-J3, Class A7
5.50%, 05/25/2034		$433,333	$444,782
DBRR Trust
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A		303,254	304,069
Series 2013-EZ2, Class A
0.85%, 02/25/2045 - 144A (D)		99,873	99,820
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A1
1.10%, 03/06/2020 - 144A (D)		70,307	70,328
Morgan Stanley Bank of America Merrill Lynch Trust, IO
Series 2013-C8, Class XA
1.53%, 12/15/2048 (D) (E)		2,297,000	191,110
Mortgage Loan Trust
Series 2004-3, Class 1A7
3.75%, 03/25/2034 (D)		77,467	77,178

Total Mortgage-Backed Securities (cost $1,785,990)			1,786,941

ASSET-BACKED SECURITIES - 2.0%
American Express Credit Account Master Trust
Series 2012-5, Class A
0.59%, 05/15/2018		100,000	100,067
Bear Stearns Asset Backed Securities Trust
Series 2005-SD1, Class 2M2
1.40%, 01/25/2045 (D)		346,384	290,101
BlueMountain CLO, Ltd.
Series 2005-1A, Class A1F
0.53%, 11/15/2017 - 144A (D)		191,720	190,138
First Frankin Mortgage Loan Trust
Series 2005-FF2, Class M4
0.79%, 03/25/2035 (D)		300,000	248,202
Northstar Education Finance, Inc.
Series 2012-1, Class A
0.90%, 12/26/2031 - 144A (D)		94,935	95,380
SLC Private Student Loan Trust
Series 2006-A, Class A5
0.47%, 07/15/2036 (D)		100,000	96,983
SLM Student Loan Trust
Series 2004-10, Class A5A
0.70%, 04/25/2023 - 144A (D)		100,000	100,458
Series 2012-E, Class A1
0.95%, 10/16/2023 - 144A (D)		34,932	35,098
Tara Hill BV
Series 1X, Class I
0.90%, 01/24/2019 - Reg S (D)	EUR	62,530	79,569
Utah State Board of Regents
Series 2012-1, Class A
0.95%, 12/26/2031 (D)		$94,551	96,815
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2005-3, Class AI1B
0.55%, 11/25/2035 (D)		4,309	4,300

Total Asset-Backed Securities (cost $1,322,755)			1,337,111

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 1.7%
Bay Area Toll Authority
6.92%, 04/01/2040	$200,000	$271,934
Los Angeles Community College District
6.60%, 08/01/2042	200,000	275,666
Port Authority of New York & New Jersey
4.46%, 10/01/2062	200,000	199,800
State of California - Build America Bonds
7.35%, 11/01/2039	300,000	420,534

Total Municipal Government Obligations (cost $1,176,595)		1,167,934

CORPORATE DEBT SECURITIES - 13.8%
Air Freight & Logistics - 0.1%
United Parcel Service, Inc.
2.45%, 10/01/2022	100,000	99,421
Airlines - 0.2%
Continental Airlines Pass-Through Trust
4.00%, 10/29/2024 (C)	50,000	52,000
5.50%, 10/29/2020 (C)	50,000	52,250
Biotechnology - 0.7%
Amgen, Inc.
4.10%, 06/15/2021 (C)	400,000	442,569
Capital Markets - 1.0%
Goldman Sachs Group, Inc.
0.73%, 03/22/2016 (C) (D)	150,000	148,293
6.15%, 04/01/2018 (C)	240,000	282,808
Morgan Stanley
6.63%, 04/01/2018	200,000	239,080
Commercial Banks - 2.7%
Bank of Montreal
Series 2012-1, Class A3
2.55%, 11/06/2022	200,000	195,834
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/2021 (C)	200,000	224,052
HSBC Holdings PLC
5.10%, 04/05/2021	240,000	277,313
JPMorgan Chase Bank NA
6.00%, 10/01/2017 (C)	340,000	400,503
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 - Reg S	400,000	427,520
UBS AG
5.75%, 04/25/2018	100,000	118,466
Westpac Banking Corp.
Series 2011-1A, Class A3
1.04%, 09/25/2015 (C) (D)	150,000	151,431
Commercial Services & Supplies - 0.4%
ADT Corp.
4.13%, 06/15/2023 - 144A (C) (E)	40,000	41,505
Eaton Corp.
2.75%, 11/02/2022 - 144A (C) (E)	250,000	248,558
Consumer Finance - 0.2%
Caterpillar Financial Services Corp., Series MTN
1.65%, 04/01/2014	75,000	75,917
PACCAR Financial Corp., Series MTN
0.56%, 02/08/2016 (D)	70,000	70,060
Diversified Financial Services - 2.2%
American Honda Finance Corp.
0.52%, 11/03/2014 - 144A (D)	300,000	300,334
0.74%, 05/08/2014 - 144A (D)	75,000	75,335
Ford Motor Credit Co., LLC
4.25%, 09/20/2022	200,000	206,790
General Electric Capital Corp.
0.88%, 12/11/2015 (D)	60,000	60,500
Helios Leasing I LLC
1.56%, 09/28/2024	192,432	191,945
JPMorgan Chase & Co.
3.25%, 09/23/2022	200,000	199,691

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Merrill Lynch & Co., Inc.
6.88%, 04/25/2018	$200,000	$241,404
Tagua Leasing LLC
1.58%, 11/16/2024	196,235	195,952
Diversified Telecommunication Services - 0.2%
AT&T, Inc.
0.68%, 02/12/2016 (D)	100,000	100,413
Electric Utilities - 0.6%
Entergy Louisiana LLC
3.30%, 12/01/2022	100,000	100,997
FirstEnergy Corp.
Series A
2.75%, 03/15/2018	100,000	101,132
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 - 144A (E)	200,000	194,939
Electrical Equipment - 0.2%
Schneider Electric SA
2.95%, 09/27/2022 - 144A (C) (E)	150,000	151,500
Hotels, Restaurants & Leisure - 0.2%
Carnival Corp.
1.20%, 02/05/2016	100,000	100,128
Industrial Conglomerates - 0.2%
General Electric Co.
2.70%, 10/09/2022 (C)	140,000	140,011
Internet & Catalog Retail - 0.3%
Amazon.com, Inc.
2.50%, 11/29/2022	200,000	194,636
Media - 0.1%
British Sky Broadcasting Group PLC
3.13%, 11/26/2022 - 144A (E)	80,000	79,773
Metals & Mining - 0.1%
BHP Billiton Finance USA, Ltd.
5.50%, 04/01/2014	75,000	78,819
Multi-Utilities - 0.2%
Sempra Energy
2.88%, 10/01/2022	150,000	149,579
Oil, Gas & Consumable Fuels - 2.0%
BP Capital Markets PLC
5.25%, 11/07/2013 (C)	75,000	77,094
Dolphin Energy, Ltd.
5.50%, 12/15/2021 - Reg S	400,000	462,500
Petroleos Mexicanos
6.00%, 03/05/2020 (C)	200,000	236,000
Statoil ASA
2.45%, 01/17/2023 (C)	250,000	245,935
TNK-BP Finance SA, Series EMTN
7.88%, 03/13/2018 - Reg S	200,000	240,000
Western Gas Partners, LP
4.00%, 07/01/2022 (C)	85,000	87,929
Pharmaceuticals - 0.8%
AbbVie, Inc.
1.06%, 11/06/2015 - 144A (D)	100,000	101,446
2.90%, 11/06/2022 - 144A (E)	350,000	350,315
Eli Lilly & Co.
4.20%, 03/06/2014	75,000	77,650
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	200,000	201,530
Canadian National Railway Co.
2.25%, 11/15/2022	100,000	98,472
Software - 0.3%
Microsoft Corp.
2.13%, 11/15/2022	200,000	195,485

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Tobacco - 0.1%
Philip Morris International, Inc.
6.88%, 03/17/2014	$75,000	$79,682
Transportation Infrastructure - 0.3%
Sydney Airport Finance Co. Pty, Ltd.
3.90%, 03/22/2023 - 144A (E)	200,000	203,157
Wireless Telecommunication Services - 0.3%
VimpelCom Holdings BV
5.20%, 02/13/2019 - 144A	200,000	200,800

Total Corporate Debt Securities (cost $9,242,183)		9,269,453

CERTIFICATE OF DEPOSIT - 0.6%
Commercial Banks - 0.6%
Dexia Credit Local
1.40%, 09/20/2013	400,000	400,000

Total Certificate of Deposit (cost $400,000)		400,000

COMMERCIAL PAPER - 2.0%
Commercial Banks - 1.3%
Abbey National North America LLC
1.02%, 04/03/2013 (F)	150,000	149,979
Santander Commercial Paper SA Unipersonal
3.24%, 10/01/2013 - 144A (F)	400,000	393,593
Standard Chartered Bank
0.97%, 09/26/2013 - 144A (F)	375,000	373,209
Diversified Financial Services - 0.3%
Ford Motor Credit Co.
1.02%, 11/05/2013 (F)	200,000	198,772
Electric Utilities - 0.4%
Entergy Corp.
0.85%, 05/15/2013 - 144A (F)	250,000	249,726

Total Commercial Paper (cost $1,365,279)		1,365,279

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.8%
U.S. Treasury Bill
0.13%, 04/25/2013 (F)	500,000	499,974

Total Short-Term U.S. Government Obligation (cost $499,974)		499,974

	Notional Amount	Value
PURCHASED OPTION - 0.3%
Put Option - 0.3%
S&P 500 Index
Index Value $1,200.00
Expires 12/21/2013	14,900	189,826

Total Purchased Option (cost $675,422)		189,826

PURCHASED SWAPTION - 0.0% (G) (H)
Put Option - 0.0% (H)
OTC- If exercised the Series receives floating 3 month LIBOR, and pays 3.45%, European Style (E)
Expires 09/21/2015
Counterparty: BNP	300,000	26,259

Total Purchased Swaption (cost $23,689)		26,259

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (F)	3,087,158	$3,087,158

Total Securities Lending Collateral (cost $3,087,158)		3,087,158

	Principal	Value
REPURCHASE AGREEMENTS - 19.8%
Bank of America 0.21% (F), dated 03/28/2013, to be repurchased at $2,900,068 on 04/01/2013. Collateralized by a U.S. Government Obligation, 0.63%, due 05/31/2017, and with a value of $2,967,601.	$2,900,000	2,900,000
BNP Paribas 0.26% (F), dated 03/28/2013, to be repurchased at $2,900,084 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/01/2043, and with a value of $3,008,344.	2,900,000	2,900,000
Goldman Sachs 0.23% (F), dated 03/28/2013, to be repurchased at $6,200,158 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/01/2040, and with a value of $6,408,758.	6,200,000	6,200,000
State Street Bank & Trust Co. 0.03% (F), dated 03/28/2013, to be repurchased at $1,252,797 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 02/01/2032, and with a value of $1,279,059.	1,252,793	1,252,793

Total Repurchase Agreements (cost $13,252,793)		13,252,793

Total Investment Securities (cost $72,320,382) (I)		71,856,284
Other Assets and Liabilities - Net		(4,900,489)

Net Assets		$66,955,795

	Principal	Value
TBA SHORT COMMITMENT - (0.3%)
U.S. Government Agency Obligation - (0.3%)
Fannie Mae, TBA
3.50%	$(180,000)	$(190,069)

Total TBA Short Commitment (proceeds $(188,494))		$(190,069)

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

WRITTEN SWAPTIONS: (H)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Value
Call- OTC 10-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Receive	1.80%	07/29/2013		$350,000	$(1,346)	$(1,197)
Call- OTC 10-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Receive	1.80	07/29/2013		200,000	(700)	(684)
Put- OTC 10-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Pay	2.65	07/29/2013		200,000	(1,390)	(500)
Put- OTC 10-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	2.65	07/29/2013		350,000	(2,540)	(876)
Put- OTC 2-Year Interest Rate Swap	CSFB	6-Month EUR EURIBOR Reuters	Pay	1.15	07/24/2013	EUR	400,000	(817)	(103)
Put- OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR EURIBOR Reuters	Pay	1.15	07/24/2013		50,000	(88)	(13)
Put- OTC 2-Year Interest Rate Swap	BOA	6-Month EUR EURIBOR Reuters	Pay	1.15	07/24/2013		200,000	(407)	(51)
Put- OTC 5-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Pay	1.30	04/29/2013		$300,000	(817)	(26)
Put- OTC 5-Year Interest Rate Swap	BNP	3-Month USD LIBOR BBA	Pay	2.50	09/21/2015		1,260,000	(22,578)	(23,349)
Put- OTC 5-Year Interest Rate Swap	BOA	6-Month EUR EURIBOR Reuters	Pay	1.50	06/03/2013	EUR	300,000	(1,331)	(58)

								$(32,014)	$(26,857)

CENTRALLY CLEARED SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (J)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Currency Code	Notional Amount (K)	Market Value (L)	Premiums Paid	Unrealized Appreciation
North American Investment Grade Index - Series 20	1.00%	06/20/2018	USD	$4,000,000	$19,401	$15,999	$3,402

OVER THE COUNTER SWAP AGREEMENTS: (G)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (J)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (K)	Market Value (L)	Premiums Paid	Unrealized Appreciation
North American Investment Grade Index - Series 18	1.00%	06/20/2017	BOA	USD	$25,000,000	$263,301	$148,493	$114,808

TOTAL RETURN SWAP AGREEMENTS - PAYABLE: (M)

Reference Entity	Floating Rate	Termination Date	Counterparty	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation
iShares MSCI EAFE Index Fund	USD-3M-LIBOR BBA	08/15/2013	BNP	$58,114	$30,521	$—	$30,521

FUTURES CONTRACTS: (N)

Description	Type	Contracts	Expiration Date	Unrealized Appreciation
Russell 2000 Mini Index	Long	36	06/21/2013	$38,951
S&P 500 E-Mini Index	Long	299	06/21/2013	418,629

				$457,580

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	CSFB	86,000	06/17/2013	$111,150	$(849)
EUR	HSBC	(62,000)	06/17/2013	(80,411)	891
EUR	JPM	83,000	06/17/2013	107,548	(1,094)

					$(1,052)

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures (1)
BNP	$33,431	$—	$33,431
BOA	261,982	(180,000)	81,982
CSFB	(952)	—	(952)
GSC	(2,073)	—	(2,073)
HSBC	878	—	878
JPM	(1,094)	—	(1,094)

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security has been segregated by the custodian with the broker as collateral for centrally cleared swaps. Total value of securities segregated as collateral to cover centrally cleared swaps is $90,926.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $794,500.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $3,024,438. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Floating or variable rate note. Rate is listed as of March 31, 2013.
(E)	Illiquid. Total aggregate market value of illiquid securities is $1,487,116, or 2.22% of the portfolio’s net assets.
(F)	Rate shown reflects the yield at March 31, 2013.
(G)	Cash in the amount of $180,000 has been segregated by the broker as collateral for open swap, swaptions and/or forward foreign currency contracts.
(H)	Percentage rounds to less than 0.1%.
(I)	Aggregate cost for federal income tax purposes is $72,320,382. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $158,970 and $623,068, respectively. Net unrealized depreciation for tax purposes is $464,098.
(J)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(K)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(L)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(M)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
(N)	Cash in the amount of $426,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities aggregated $3,859,481 or 5.76% of the portfolio’s net assets.
BBA	British Bankers’ Association
BNP	BNP Paribas
BOA	Bank of America
CLO	Collateralized Loan Obligation
CSFB	Credit Suisse First Boston
EMTN	European Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

DEFINITIONS (continued):

EURIBOR	Euro InterBank Offered Rate
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
IO	Interest Only
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over the Counter
Reg S

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
UBS	UBS AG

CURRENCY ABBREVIATIONS:

EUR	Euro
USD	United States Dollar

VALUATION SUMMARY: (O)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
U.S. Government Obligations	$—	$32,952,097	$—	$32,952,097
U.S. Government Agency Obligations	—	5,138,325	—	5,138,325
Foreign Government Obligations	—	1,383,134	—	1,383,134
Mortgage-Backed Securities	—	1,786,941	—	1,786,941
Asset-Backed Securities	—	1,337,111	—	1,337,111
Municipal Government Obligations	—	1,167,934	—	1,167,934
Corporate Debt Securities	—	9,269,453	—	9,269,453
Certificate of Deposit	—	400,000	—	400,000
Commercial Paper	—	1,365,279	—	1,365,279
Short-Term U.S. Government Obligation	—	499,974	—	499,974
Purchased Option	189,826	—	—	189,826
Purchased Swaption	—	26,259	—	26,259
Securities Lending Collateral	3,087,158	—	—	3,087,158
Repurchase Agreements	—	13,252,793	—	13,252,793

Total Investment Securities	$3,276,984	$68,579,300	$—	$71,856,284

TBA Short Commitment
U.S. Government Agency Obligations	$—	$(190,069)	$—	$(190,069)

Total TBA Short Commitment	$—	$(190,069)	$—	$(190,069)

Other Financial Instruments in Assets
Credit Default Swap Agreements (P)	$3,402	$114,808	$—	$118,210
Forward Foreign Currency Contracts (P)	—	891	—	891
Futures Contracts (P)	457,580	—	—	457,580
Total Return Swap Agreements (P)	—	30,521	—	30,521

Total Other Financial Instruments in Assets	$460,982	$146,220	$—	$607,202

Other Financial Instruments in Liabilities
Forward Foreign Currency Contracts (P)	$—	$(1,943)	$—	$(1,943)
Written Swaptions	—	(26,857)	—	(26,857)

Total Other Financial Instruments in Liabilities	$—	$(28,800)	$—	$(28,800)

Other Assets (Q)
Cash	$112,107	$—	$—	$112,107
Cash on Deposit with Broker	426,000	—	—	426,000
Foreign Currency	1,456	—	—	1,456

Total Other Assets	$539,563	$—	$—	$539,563

Other Liabilities (Q)
Cash Deposit due to Broker	$—	$(180,000)	$—	$(180,000)
Collateral for Securities on Loan	—	(3,087,158)	—	(3,087,158)

Total Other Liabilities	$—	$(3,267,158)	$—	$(3,267,158)

(O)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(P)	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
(Q)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 35.5%
U.S. Treasury Bond
2.75%, 08/15/2042 (A)	$1,800,000	$1,670,062
U.S. Treasury Note
0.25%, 11/30/2013 - 03/31/2014	4,800,000	4,803,600
0.63%, 08/31/2017	3,100,000	3,096,850
1.00%, 01/15/2014	400,000	402,688
1.00%, 08/31/2019 (B)	4,400,000	4,369,750
1.25%, 02/15/2014 - 03/15/2014	2,800,000	2,827,647
1.63%, 08/15/2022	3,100,000	3,060,038
1.75%, 01/31/2014	100,000	101,328
1.88%, 02/28/2014	1,600,000	1,624,938

Total U.S. Government Obligations (cost $21,956,947)		21,956,901

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.1%
Fannie Mae
0.88%, 10/26/2017	900,000	901,204
4.50%, 03/01/2039 - 05/01/2041	2,912,220	3,138,418
Financing Corp. Fico STRIPS
Series 2011-75, Class FA
Zero Coupon, 05/11/2018	200,000	189,647
Freddie Mac
0.16%, 01/15/2014 - 02/11/2014	1,100,000	1,098,495
1.25%, 10/02/2019 (C)	325,000	322,705

Total U.S. Government Agency Obligations (cost $5,654,307)		5,650,469

FOREIGN GOVERNMENT OBLIGATIONS - 1.1%
Province of Ontario Canada
1.65%, 09/27/2019	600,000	599,280
Russian Federation
7.50%, 03/31/2030 - Reg S (D)	74,500	92,287

Total Foreign Government Obligations (cost $691,484)		691,567

MORTGAGE-BACKED SECURITIES - 3.7%
Banc of America Commercial Mortgage Trust
Series 2006-6, Class A2
5.31%, 10/10/2045	133,124	137,015
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2004-2, Class A5
4.58%, 11/10/2038	160,000	164,508
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1
0.64%, 07/25/2035 (E)	61,928	58,178
CD Commercial Mortgage Trust
Series 2005-CD1, Class ASB
5.22%, 07/15/2044 (E)	107,487	109,220
Commercial Mortgage Trust
Series 2005-GG5, Class A42
5.25%, 04/10/2037 (E)	200,000	204,469
Series 2007-GG9, Class A2
5.38%, 03/10/2039	299,781	308,657
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-AR7, Class 2A1
2.98%, 11/25/2034 (E)	170,078	170,862
DBRR Trust
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	616,289	617,947
Series 2013-EZ2, Class A
0.85%, 02/25/2045 - 144A (E)	199,746	199,639

	Principal		Value
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A1
1.10%, 03/06/2020 - 144A (E)		$140,615	$140,655
Morgan Stanley Bank of America Merrill Lynch Trust, IO
Series 2013-C8, Class XA
1.53%, 12/15/2048 (E) (F)		998,696	83,091
WaMu Mortgage Pass-Through Certificates
Series 2005-AR4, Class A5
2.49%, 04/25/2035 (E)		100,000	94,151

Total Mortgage-Backed Securities (cost $2,274,842)			2,288,392

ASSET-BACKED SECURITIES - 2.9%
ACA CLO, Ltd.
Series 2006-1A, Class A1
0.55%, 07/25/2018 - 144A (E)		191,084	188,427
American Express Credit Account Master Trust
Series 2012-5, Class A
0.59%, 05/15/2018		200,000	200,134
First Frankin Mortgage Loan Trust
Series 2005-FF2, Class M4
0.79%, 03/25/2035 (E)		300,000	248,202
Fore CLO, Ltd.
Series 2007-1A, Class A1A
0.55%, 07/20/2019 - 144A (E)		250,000	243,355
Morgan Stanley Home Equity Loan Trust
Series 2005-3, Class M2
0.67%, 08/25/2035 (E)		100,000	89,811
Northstar Education Finance, Inc.
Series 2012-1, Class A
0.90%, 12/26/2031 - 144A (E)		142,402	143,070
SLC Private Student Loan Trust
Series 2006-A, Class A5
0.47%, 07/15/2036 (E)		200,000	193,966
SLM Student Loan Trust
Series 2004-10, Class A5A
0.70%, 04/25/2023 - 144A (E)		200,000	200,917
Series 2012-E, Class A1
0.95%, 10/16/2023 - 144A (E)		69,864	70,196
Tara Hill BV
Series 1X, Class I
0.90%, 01/24/2019 - Reg S (E)	EUR	62,530	79,569
Utah State Board of Regents
Series 2012-1, Class A
0.95%, 12/26/2031 (E)		$141,827	145,223

Total Asset-Backed Securities (cost $1,781,944)			1,802,870

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.0%
Bay Area Toll Authority
6.92%, 04/01/2040		100,000	135,967
Los Angeles Community College District
6.60%, 08/01/2042		100,000	137,833
Port Authority of New York & New Jersey
4.46%, 10/01/2062		100,000	99,900
State of California - Build America Bonds
7.35%, 11/01/2039		150,000	210,267

Total Municipal Government Obligations (cost $588,298)			583,967

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 9.6%
Biotechnology - 0.4%
Amgen, Inc.
4.50%, 03/15/2020 (C)	$200,000	$227,170
Capital Markets - 0.8%
Goldman Sachs Group, Inc.
0.73%, 03/22/2016 (C) (E)	300,000	296,585
6.15%, 04/01/2018 (C)	80,000	94,270
Morgan Stanley
6.63%, 04/01/2018 (C)	100,000	119,540
Commercial Banks - 1.4%
Bank of Montreal
Series 2012-1, Class A3
2.55%, 11/06/2022	80,000	78,334
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/2021 (C)	80,000	89,621
HSBC Holdings PLC
5.10%, 04/05/2021	80,000	92,438
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 - Reg S	200,000	213,760
UBS AG
5.75%, 04/25/2018	100,000	118,466
Westpac Banking Corp.
Series 2011-1A, Class A3
1.04%, 09/25/2015 (C) (E)	300,000	302,862
Commercial Services & Supplies - 0.2%
ADT Corp.
4.13%, 06/15/2023 - 144A (C) (F)	20,000	20,752
Eaton Corp.
2.75%, 11/02/2022 - 144A (C) (F)	125,000	124,279
Consumer Finance - 0.5%
Caterpillar Financial Services Corp., Series MTN
1.65%, 04/01/2014 (C)	150,000	151,835
PACCAR Financial Corp., Series MTN
0.56%, 02/08/2016 (E)	130,000	130,111
Diversified Financial Services - 1.4%
American Honda Finance Corp.
0.52%, 11/03/2014 - 144A (E)	200,000	200,223
0.74%, 05/08/2014 - 144A (E)	150,000	150,670
General Electric Capital Corp.
0.88%, 12/11/2015 (E)	120,000	120,999
Helios Leasing I LLC
1.56%, 09/28/2024	96,216	95,972
JPMorgan Chase & Co.
3.25%, 09/23/2022	100,000	99,846
Merrill Lynch & Co., Inc.
6.88%, 04/25/2018 (C)	80,000	96,562
Tagua Leasing LLC
1.58%, 11/16/2024	98,118	97,976
Diversified Telecommunication Services - 0.3%
AT&T, Inc.
0.68%, 02/12/2016 (E)	200,000	200,826
Electric Utilities - 0.2%
FirstEnergy Corp.
Series A
2.75%, 03/15/2018	50,000	50,566
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 - 144A (F)	100,000	97,469
Electrical Equipment - 0.1%
Schneider Electric SA
2.95%, 09/27/2022 - 144A (C) (F)	75,000	75,750
Hotels, Restaurants & Leisure - 0.3%
Carnival Corp.
1.20%, 02/05/2016	200,000	200,256

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Industrial Conglomerates - 0.3%
General Electric Co.
2.70%, 10/09/2022 (C)	$200,000	$200,016
Internet & Catalog Retail - 0.2%
Amazon.com, Inc.
2.50%, 11/29/2022	100,000	97,318
Media - 0.1%
British Sky Broadcasting Group PLC
3.13%, 11/26/2022 - 144A (F)	40,000	39,887
Metals & Mining - 0.3%
BHP Billiton Finance USA, Ltd.
5.50%, 04/01/2014	150,000	157,637
Multi-Utilities - 0.1%
Sempra Energy
2.88%, 10/01/2022	75,000	74,790
Oil, Gas & Consumable Fuels - 1.2%
BP Capital Markets PLC
5.25%, 11/07/2013	150,000	154,187
Dolphin Energy, Ltd.
5.50%, 12/15/2021 - Reg S	200,000	231,250
Petroleos Mexicanos
6.00%, 03/05/2020 (C)	100,000	118,000
Statoil ASA
2.45%, 01/17/2023 (C)	125,000	122,968
TNK-BP Finance SA, Series EMTN
7.88%, 03/13/2018 - Reg S	100,000	120,000
Pharmaceuticals - 0.8%
AbbVie, Inc.
1.06%, 11/06/2015 - 144A (E)	200,000	202,891
2.90%, 11/06/2022 - 144A (F)	150,000	150,135
Eli Lilly & Co.
4.20%, 03/06/2014 (C)	150,000	155,300
Road & Rail - 0.2%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	100,000	100,765
Tobacco - 0.3%
Philip Morris International, Inc.
6.88%, 03/17/2014	150,000	159,364
Transportation Infrastructure - 0.2%
Sydney Airport Finance Co. Pty, Ltd.
3.90%, 03/22/2023 - 144A (F)	100,000	101,579
Wireless Telecommunication Services - 0.3%
VimpelCom Holdings BV
5.20%, 02/13/2019 - 144A (C)	200,000	200,800

Total Corporate Debt Securities (cost $5,912,823)		5,934,025

CERTIFICATE OF DEPOSIT - 1.3%
Commercial Banks - 1.3%
Dexia Credit Local
1.40%, 09/20/2013	800,000	800,000

Total Certificate of Deposit (cost $800,000)		800,000

COMMERCIAL PAPER - 3.2%
Commercial Banks - 0.2%
Abbey National North America LLC
1.00%, 04/03/2013	125,000	124,983
Containers & Packaging - 0.5%
Amcor, Ltd.
0.38%, 04/15/2013 - 144A	290,000	289,948

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Diversified Financial Services - 1.4%
Ford Motor Credit Co.
1.00%, 11/05/2013	$275,000	$273,312
Volvo Treasury North America, LP
0.35%, 04/25/2013 - 144A	580,000	579,848
Electric Utilities - 0.5%
Entergy Corp.
0.85%, 04/18/2013 - 144A	330,000	329,844
Independent Power Producers & Energy Traders - 0.6%
Erste Abwicklungsanstalt
0.48%, 05/03/2013 - 144A (F)	400,000	399,813

Total Commercial Paper (cost $1,997,748)		1,997,748

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 6.1%
U.S. Treasury Bill
0.12%, 01/09/2014 (G)	357,000	356,582
0.13%, 02/06/2014 (B) (G)	2,643,000	2,639,657
0.13%, 04/25/2013 (G)	800,000	799,958

Total Short-Term U.S. Government Obligations (cost $3,796,197)		3,796,197

	Notional Amount	Value
PURCHASED OPTION - 0.6%
Put Option - 0.6%
S&P 500 Index
Index Value $1,200.00
Expires 12/21/2013	26,300	335,062

Total Purchased Option (cost $1,088,828)		335,062

PURCHASED SWAPTION - 0.0% (H)
Put Option - 0.0% (H)
OTC- If exercised the Series receives floating 3 month LIBOR, and pays 3.45%, European Style (F)
Expires 09/21/2015
Counterparty: BNP	150,000	13,129

Total Purchased Swaption (cost $11,844)		13,129

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (G)	2,319,562	2,319,562

Total Securities Lending Collateral (cost $2,319,562)		2,319,562

	Principal	Value
REPURCHASE AGREEMENTS - 26.9%
Bank of America 0.21% (G), dated 03/28/2013, to be repurchased at $2,800,065 on 04/01/2013. Collateralized by a U.S. Government Obligation, 0.63%, due 05/31/2017, and with a value of $2,865,131.	$2,800,000	2,800,000

	Principal	Value
REPURCHASE AGREEMENTS (continued)
BNP Paribas 0.26% (G), dated 03/28/2013, to be repurchased at $5,100,147 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/01/2043, and with a value of $5,290,536.	$5,100,000	$5,100,000
Goldman Sachs 0.23% (G), dated 03/28/2013, to be repurchased at $1,200,031 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/01/2040, and with a value of $1,240,708.	1,200,000	1,200,000
RBC Capital Markets LLC 0.23% (G), dated 03/28/2013, to be repurchased at $5,100,130 on 04/01/2013. Collateralized by a U.S. Government Obligation, Zero Coupon, due 06/13/2013, and with a value of $5,204,332.	5,100,000	5,100,000
State Street Bank & Trust Co. 0.03% (G), dated 03/28/2013, to be repurchased at $2,393,769 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 02/01/2032, and with a value of $2,445,628	2,393,761	2,393,761

Total Repurchase Agreements (cost $16,593,761)		16,593,761

Total Investment Securities (cost $65,468,585) (I)		64,763,650
Other Assets and Liabilities - Net		(2,955,608)

Net Assets		$61,808,042

	Principal	Value
TBA SHORT COMMITMENT - (0.3%)
U.S. Government Agency Obligation - (0.3%)
Fannie Mae, TBA
3.50%	$(190,000)	$(200,628)

Total TBA Short Commitment (proceeds $(198,966))		$(200,628)

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

WRITTEN SWAPTIONS:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Value
Call- OTC 10-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Receive	1.80%	07/29/2013		$200,000	$(770)	$(684)
Call- OTC 10-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Receive	1.80	07/29/2013		100,000	(400)	(342)
Put- OTC 10-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Pay	2.65	07/29/2013		100,000	(670)	(250)
Put- OTC 10-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	2.65	07/29/2013		200,000	(1,350)	(500)
Put- OTC 2-Year Interest Rate Swap	CSFB	6-Month EUR EURIBOR Reuters	Pay	1.15	07/24/2013	EUR	315,000	(598)	(81)
Put- OTC 2-Year Interest Rate Swap	BOA	6-Month EUR EURIBOR Reuters	Pay	1.15	07/24/2013		150,000	(308)	(39)
Put- OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR EURIBOR Reuters	Pay	1.15	07/24/2013		85,000	(149)	(22)
Put- OTC 5-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Pay	1.30	04/29/2013		$100,000	(273)	(8)
Put- OTC 5-Year Interest Rate Swap	BNP	3-Month USD LIBOR BBA	Pay	2.50	09/21/2015		630,000	(11,289)	(11,675)
Put- OTC 5-Year Interest Rate Swap	CSFB	6-Month EUR EURIBOR Reuters	Pay	1.50	06/03/2013	EUR	50,000	(235)	(10)
Put- OTC 5-Year Interest Rate Swap	BOA	6-Month EUR EURIBOR Reuters	Pay	1.50	06/03/2013		50,000	(242)	(10)

								$(16,284)	$(13,621)

CENTRALLY CLEARED SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (J)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Currency Code	Notional Amount (K)	Market Value (L)	Premiums Paid	Unrealized Appreciation
North American Investment Grade Index - Series 20	1.00%	06/20/2018	USD	$4,000,000	$19,401	$15,999	$3,402

OVER THE COUNTER SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (J)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (K)	Market Value (L)	Premiums Paid	Unrealized Appreciation
North American Investment Grade Index - Series 18	1.00%	06/20/2017	BOA	USD	$5,300,000	$55,820	$31,481	$24,339

TOTAL RETURN SWAP AGREEMENTS - PAYABLE: (M)

Reference Entity	Floating Rate	Termination Date	Counterparty	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation
iShares MSCI EAFE Index Fund	USD-3M-LIBOR BBA	08/15/2013	BNP	$157,533	$56,639	$—	$56,639

FUTURES CONTRACTS: (N)

Description	Type	Contracts	Expiration Date	Unrealized Appreciation
Russell 2000 Mini Index	Long	31	06/21/2013	$33,541
S&P 500 E-Mini Index	Long	471	06/21/2013	793,427

				$826,968

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	CSFB	34,000	06/17/2013	$43,943	$(336)
EUR	HSBC	(62,000)	06/17/2013	(80,411)	891
EUR	JPM	34,000	06/17/2013	44,056	(448)

					$107

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures (1)
BNP	$58,093	$—	$58,093
BOA	55,171	—	55,171
CSFB	(427)	—	(427)
GSC	(1,184)	—	(1,184)
HSBC	869	—	869
JPM	(448)	—	(448)

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security has been segregated by the custodian with the broker as collateral for centrally cleared swaps. Total value of securities segregated as collateral to cover centrally cleared swaps is $90,926.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $1,645,928.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $2,272,007. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of March 31, 2013. Maturity date disclosed is the ultimate maturity date.
(E)	Floating or variable rate note. Rate is listed as of March 31, 2013.
(F)	Illiquid. Total aggregate market value of illiquid securities is $1,105,884, or 1.79% of the portfolio’s net assets.
(G)	Rate shown reflects the yield at March 31, 2013.
(H)	Percentage rounds to less than 0.1%.
(I)	Aggregate cost for federal income tax purposes is $65,468,585. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $113,029 and $817,964, respectively. Net unrealized depreciation for tax purposes is $704,935.
(J)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(K)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(L)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(M)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
(N)	Cash in the amount of $193,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities aggregated $4,768,094 or 7.71% of the portfolio’s net assets.
BBA	British Bankers’ Association
BNP	BNP Paribas
BOA	Bank of America
CLO	Collateralized Loan Obligation
CSFB	Credit Suisse First Boston
EMTN	European Medium Term Note
EURIBOR	Euro InterBank Offered Rate
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
IO	Interest Only
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over the Counter
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
UBS	UBS AG

CURRENCY ABBREVIATIONS:

EUR	Euro
USD	United States Dollar

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

VALUATION SUMMARY: (O)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
U.S. Government Obligations	$—	$21,956,901	$—	$21,956,901
U.S. Government Agency Obligations	—	5,650,469	—	5,650,469
Foreign Government Obligations	—	691,567	—	691,567
Mortgage-Backed Securities	—	2,288,392	—	2,288,392
Asset-Backed Securities	—	1,802,870	—	1,802,870
Municipal Government Obligations	—	583,967	—	583,967
Corporate Debt Securities	—	5,934,025	—	5,934,025
Certificate of Deposit	—	800,000	—	800,000
Commercial Paper	—	1,997,748	—	1,997,748
Short-Term U.S. Government Obligations	—	3,796,197	—	3,796,197
Purchased Option	335,062	—	—	335,062
Purchased Swaption	—	13,129	—	13,129
Securities Lending Collateral	2,319,562	—	—	2,319,562
Repurchase Agreements	—	16,593,761	—	16,593,761

Total Investment Securities	$2,654,624	$62,109,026	$—	$64,763,650

TBA Short Commitment
U.S. Government Agency Obligations	$—	$(200,628)	$—	$(200,628)

Total TBA Short Commitment	$—	$(200,628)	$—	$(200,628)

Other Financial Instruments in Assets
Credit Default Swap Agreements (P)	$3,402	$24,339	$—	$27,741
Forward Foreign Currency Contracts (P)	—	891	—	891
Futures Contracts (P)	826,968	—	—	826,968
Total Return Swap Agreements (P)	—	56,639	—	56,639

Total Other Financial Instruments in Assets	$830,370	$81,869	$—	$912,239

Other Financial Instruments in Liabilities
Forward Foreign Currency Contracts (P)	$—	$(784)	$—	$(784)
Written Swaptions	—	(13,621)	—	(13,621)

Total Other Financial Instruments in Liabilities	$—	$(14,405)	$—	$(14,405)

Other Assets (Q)
Cash	$158,994	$—	$—	$158,994
Cash on Deposit with Broker	193,000	—	—	193,000
Foreign Currency	1,110	—	—	1,110

Total Other Assets	$353,104	$—	$—	$353,104

Other Liabilities (Q)
Collateral for Securities on Loan	$—	$(2,319,562)	$—	$(2,319,562)

Total Other Liabilities	$—	$(2,319,562)	$—	$(2,319,562)

(O)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(P)	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
(Q)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 37.4%
U.S. Treasury Bond
2.75%, 11/15/2042 (A) (B)	$20,600,000	$19,093,625
3.75%, 08/15/2041 (B) (C) (D) (E)	15,100,000	17,077,164
4.38%, 02/15/2038 (D) (E)	31,000,000	38,754,836
4.38%, 05/15/2040	20,400,000	25,570,135
5.25%, 02/15/2029	1,500,000	2,034,843
7.63%, 11/15/2022 (A)	27,500,000	41,991,207
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042	3,769,301	3,933,914
2.13%, 02/15/2041	12,403,570	17,551,052
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2022	82,990,464	90,297,525
0.13%, 07/15/2022 - 01/15/2023 (A)	21,480,470	23,286,985
1.13%, 01/15/2021 (D) (E)	45,775,050	53,964,481
U.S. Treasury Note
0.25%, 11/30/2013 - 02/28/2014	57,500,000	57,546,963
0.25%, 03/31/2014 (A)	37,700,000	37,727,973
0.50%, 11/15/2013	1,700,000	1,703,852
0.75%, 12/15/2013	200,000	200,844
0.75%, 02/28/2018 (A)	7,400,000	7,398,268
1.00%, 01/15/2014	40,200,000	40,470,104
1.25%, 02/15/2014 - 03/15/2014	71,400,000	72,091,177
1.25%, 02/29/2020 (A) (B)	31,000,000	31,048,422
1.50%, 12/31/2013	3,700,000	3,737,289
1.50%, 06/30/2016 (C)	780,000	807,361
1.63%, 08/15/2022 - 11/15/2022 (A)	43,500,000	42,932,946
1.75%, 01/31/2014 - 05/15/2022	15,800,000	15,906,979
2.00%, 11/15/2021 (B) (C) (D) (E)	325,200,000	335,362,500
2.13%, 08/15/2021 (B)	7,800,000	8,151,000
2.25%, 03/31/2016 (A)	100,000	105,625
2.63%, 08/15/2020	12,189,000	13,313,630

Total U.S. Government Obligations (cost $982,317,658)		1,002,060,700

U.S. GOVERNMENT AGENCY OBLIGATIONS - 26.8%
Fannie Mae
0.75%, 09/25/2041 (F)	52,689,718	53,028,355
1.38%, 06/01/2043 (F)	238,494	241,952
1.88%, 08/01/2035 (F)	21,928	23,025
1.89%, 08/01/2035 (F)	942,390	989,462
2.13%, 08/01/2036 (F)	321,681	343,299
2.18%, 09/01/2035 (F)	1,935,926	2,060,643
2.26%, 07/01/2032 (F)	7,130	7,194
2.35%, 12/01/2034 (F)	13,804	14,636
2.36%, 01/01/2028 (F)	57,887	61,886
2.39%, 10/01/2035 (F)	19,727	21,023
2.50%, 05/01/2035 (F)	927,621	969,064
2.50%, 10/01/2027 - 11/01/2027	72,506,573	75,302,132
3.50%, 10/01/2020 - 10/01/2026	79,831,674	84,700,947
4.00%, 02/01/2019 - 03/01/2041	2,734,436	2,956,561
4.50%, 05/01/2019 - 06/01/2026	31,283,619	33,716,411
5.00%, 10/01/2020 - 01/01/2030	8,485,131	9,194,047
5.50%, 12/01/2017 - 09/01/2027	759,873	832,174
6.50%, 06/17/2038	1,248,640	1,283,563
Fannie Mae, TBA
2.50%	65,000,000	67,427,347
3.00%	11,000,000	11,345,468
4.50%	2,000,000	2,153,086
5.00%	27,000,000	29,200,038
6.00%	1,000,000	1,095,312
Freddie Mac
0.55%, 12/15/2029 (F)	51,076	51,040
1.38%, 10/25/2044 (F)	1,662,569	1,652,793

	Principal		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac (continued)
1.58%, 07/25/2044 (F)		$842,823	$861,306
2.36%, 08/01/2023 (F)		55,428	57,641
2.46%, 09/01/2035 (F)		160,183	169,980
3.00%, 09/01/2035 (F)		1,582,370	1,692,865
4.00%, 03/01/2041		67,802,668	72,069,292
4.50%, 03/01/2039 - 09/01/2041		850,618	910,862
5.00%, 02/15/2020		74,417	74,516
6.50%, 07/25/2043		97,819	112,892
Ginnie Mae
3.00%, 04/15/2042 - 10/15/2042		44,110,643	46,179,185
6.50%, 06/20/2032		4,943	5,543
Ginnie Mae, TBA
2.50%		19,000,000	18,875,312
3.00%		153,000,000	159,859,687
Overseas Private Investment Corp.
Zero Coupon, 04/15/2014		3,779,880	5,083,829
2.07%, 05/15/2021 (G)		31,478,560	31,257,895
Series E-2
Zero Coupon, 09/20/2013 (G)		1,483,665	1,486,177
U.S. Small Business Administration
Series P10A, Class 1
4.50%, 02/01/2014		98,620	100,771

Total U.S. Government Agency Obligations (cost $707,314,313)			717,469,211

FOREIGN GOVERNMENT OBLIGATIONS - 8.6%
Australia Government Bond
5.50%, 12/15/2013	AUD	26,500,000	28,098,703
Brazil Notas do Tesouro Nacional Series F,
10.00%, 01/01/2014 - 01/01/2023	BRL	83,732,000	43,290,106
Bundesschatzanweisungen
0.75%, 09/13/2013	EUR	65,400,000	84,107,176
1.75%, 06/14/2013		11,400,000	14,662,784
Canada Housing Trust No. 1
2.40%, 12/15/2022 - 144A	CAD	7,900,000	7,863,216
Hong Kong SAR Government Bond
5.13%, 08/01/2014 - 144A (H)		$2,700,000	2,853,301
Province of Ontario Canada
3.15%, 06/02/2022	CAD	40,600,000	41,534,417
Province of Quebec Canada
3.50%, 12/01/2022		4,500,000	4,688,842
Republic of Brazil
10.25%, 01/10/2028	BRL	2,050,000	1,217,370
U.K. Gilt Inflation Linked
0.13%, 03/22/2024	GBP	608,688	1,073,405
1.88%, 11/22/2022		119,582	247,296
Vnesheconombank Via VEB Finance PLC
5.38%, 02/13/2017 - 144A		$300,000	322,470

Total Foreign Government Obligations (cost $232,870,343)			229,959,086

MORTGAGE-BACKED SECURITIES - 8.1%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 1A21
2.91%, 01/25/2036 (F)		384,478	323,540
Series 2005-4, Class 1A1
2.83%, 08/25/2035 (F)		285,794	247,451
Series 2005-5, Class 2A1
3.08%, 09/25/2035 (F)		283,224	267,544
Alternative Loan Trust
Series 2003-J3, Class 2A1
6.25%, 12/25/2033		206,749	218,867
American Home Mortgage Assets LLC
Series 2006-4, Class 1A12
0.41%, 10/25/2046 (F)		4,055,387	2,651,031
Series 2006-5, Class A1
1.10%, 11/25/2046 (F)		813,311	455,659

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal		Value
MORTGAGE-BACKED SECURITIES (continued)
American Home Mortgage Investment Trust
Series 2005-2, Class 4A1
1.95%, 09/25/2045 (F)		$6,534	$6,275
Banc of America Funding Corp.
Series 2005-D, Class A1
2.63%, 05/25/2035 (F)		140,537	143,761
Series 2006-J, Class 4A1
5.62%, 01/20/2047 (F)		163,626	127,712
Banc of America Mortgage Securities, Inc.
Series 2004-L, Class 2A1
2.99%, 01/25/2035 (F)		854,798	850,313
Banc of America Re-REMIC Trust
Series 2010-UB5, Class A4A
5.63%, 02/17/2051 - 144A (F)		20,000,000	23,226,200
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 2A1
2.74%, 08/25/2033 (F)		1,488,679	1,487,427
Series 2003-8, Class 2A1
3.07%, 01/25/2034 (F)		78,581	79,638
Series 2003-8, Class 4A1
3.12%, 01/25/2034 (F)		194,099	194,430
Series 2003-9, Class 2A1
3.02%, 02/25/2034 (F)		211,719	208,655
Series 2004-10, Class 22A1
2.98%, 01/25/2035 (F)		276,186	271,152
Series 2005-2, Class A2
2.79%, 03/25/2035 (F)		518,761	522,165
Series 2005-5, Class A2
2.32%, 08/25/2035 (F)		430,457	436,743
Bear Stearns Alt-A Trust
Series 2006-6, Class 32A1
2.93%, 11/25/2036 (F)		1,037,234	703,670
Series 2006-8, Class 3A1
0.36%, 02/25/2034 (F)		858,699	823,747
Series 2006-R1, Class 2E21
0.83%, 08/25/2036 (F)		782,229	298,074
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 1A1
2.62%, 01/26/2036 (F)		662,098	516,310
Series 2007-R6, Class 2A1
2.74%, 12/26/2046 (F)		430,177	290,217
Berica ABS Srl
Series 2011-1, Class A1
0.51%, 12/30/2055 - Reg S (F)	EUR	18,400,000	22,832,480
Berica Residential MBS Srl
Series 8, Class A
0.54%, 03/31/2048 - Reg S (F)		25,647,728	29,899,357
ChaseFlex Trust
Series 2007-3, Class 1A2
0.66%, 07/25/2037 (F)		$2,588,018	1,447,611
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1
2.27%, 09/25/2035 (F)		740,009	732,200
Series 2005-6, Class A2
2.34%, 09/25/2035 (F)		529,205	519,696
Series 2006-NC1, Class A2B
0.31%, 08/25/2036 (F)		8,428	8,423
Series 2007-10, Class 22AA
3.11%, 09/25/2037 (F)		3,530,081	2,858,600
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD5, Class A4
5.89%, 11/15/2044 (F)		396,825	462,973

	Principal		Value
MORTGAGE-BACKED SECURITIES (continued)
Countrywide Alternative Loan Trust
Series 2003-J1, Class 4A1
6.00%, 10/25/2032		$8,113	$8,514
Series 2005-14, Class 2A1
0.41%, 05/25/2035 (F)		349,012	263,995
Series 2005-56, Class 5A2
0.97%, 11/25/2035 (F)		852,285	671,885
Series 2005-62, Class 2A1
1.17%, 12/25/2035 (F)		5,636	4,129
Series 2005-81, Class A1
0.48%, 02/25/2037 (F)		1,955,418	1,318,707
Series 2006-OA1, Class 2A1
0.41%, 03/20/2046 (F)		1,524,823	1,007,690
Series 2006-OA17, Class 1A1A
0.40%, 12/20/2046 (F)		4,746,873	3,047,027
Series 2006-OA19, Class A1
0.38%, 02/20/2047 (F)		1,846,514	1,174,416
Series 2006-OA9, Class 2A1A
0.41%, 07/20/2046 (F)		10,475	5,645
Series 2007-HY4, Class 1A1
3.02%, 06/25/2037 (F)		3,741,577	3,054,631
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2002-30, Class M
2.87%, 10/19/2032 (F)		78,833	54,653
Series 2004-12, Class 11A1
3.06%, 08/25/2034 (F)		117,147	103,546
Series 2004-R1, Class 2A
6.50%, 11/25/2034 - 144A		639,994	666,253
Series 2005-HY10, Class 5A1
5.17%, 02/20/2036 (F)		407,996	353,811
Series 2006-OA5, Class 2A2
0.50%, 04/25/2036 (F)		433,756	85,396
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-AR15, Class 2A1
2.46%, 06/25/2033 (F)		845,046	828,451
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
Series 2005-AR1, Class 2A1
1.89%, 08/25/2035 (F)		202,999	151,080
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 2A1
2.62%, 08/25/2035 (F)		132,671	131,529
Granite Mortgages PLC
Series 2003-3, Class 3A
0.89%, 01/20/2044 - Reg S (F)	GBP	560,195	843,017
Series 2004-3, Class 3A2
0.89%, 09/20/2044 - Reg S (F)		3,331,038	4,991,245
Greenpoint Mortgage Funding Trust
Series 2006-AR7, Class 1A32
0.40%, 12/25/2046 (F)		$685,826	275,553
Greenpoint Mortgage Pass-Through Certificates
Series 2003-1, Class A1
2.94%, 10/25/2033 (F)		258,537	255,580
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
2.66%, 09/25/2035 (F)		721,874	741,487
Series 2006-AR1, Class 2A1
2.78%, 01/25/2036 (F)		10,058	9,065
Harborview Mortgage Loan Trust
Series 2005-4, Class 4A
2.96%, 07/19/2035 (F)		431,560	407,763
Series 2006-1, Class 2A1A
0.44%, 03/19/2036 (F)		2,373,253	1,581,609
Series 2006-5, Class 2A1A
0.38%, 07/19/2046 (F)		1,174,069	762,576

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal		Value
MORTGAGE-BACKED SECURITIES (continued)
Harborview Mortgage Loan Trust (continued)
Series 2006-7, Class 2A1A
0.40%, 09/19/2046 (F)		$580,000	$436,446
Series 2007-1, Class 2A1A
0.33%, 04/19/2038 (F)		1,470,071	1,163,635
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A
2.65%, 12/25/2034 (F)		81,424	71,358
Series 2006-AR12, Class A1
0.39%, 09/25/2046 (F)		730,604	534,130
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1
4.86%, 02/25/2035 (F)		159,178	161,079
Series 2007-A1, Class 5A5
3.00%, 07/25/2035 (F)		2,007,563	2,058,804
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/2045 (F)		4,700,000	5,409,592
Luminent Mortgage Trust
Series 2006-6, Class 2A1
0.40%, 10/25/2046 (F)		557,014	470,154
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1
0.60%, 03/25/2036 (F)		314,437	65,084
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 1A
1.76%, 10/25/2035 (F)		9,318,032	9,164,554
Series 2005-2, Class 2A
2.44%, 10/25/2035 (F)		331,878	328,347
Series 2005-2, Class 3A
1.20%, 10/25/2035 (F)		115,950	115,469
Series 2005-3, Class 4A
0.45%, 11/25/2035 (F)		59,758	56,799
Series 2005-A10, Class A
0.41%, 02/25/2036 (F)		367,557	326,380
Morgan Stanley Capital I Trust
Series 2007-IQ15, Class A4
5.89%, 06/11/2049 (F)		400,000	464,713
Morgan Stanley Mortgage Loan Trust
Series 2007-3XS, Class 2A1A
0.27%, 01/25/2047 (F)		258,915	239,907
NACC Reperforming Loan REMIC Trust
Series 2004-R1, Class A1
6.50%, 03/25/2034 - 144A		785,717	825,438
Permanent Master Issuer PLC
Series 2011-1A, Class 1A1
1.69%, 07/15/2042 - 144A (F) (H)		10,400,000	10,490,262
Series 2011-1A, Class 1A3
1.50%, 07/15/2042 - 144A (F)	EUR	16,000,000	20,674,879
RALI Trust
Series 2005-QO3, Class A1
0.60%, 10/25/2045 (F)		$505,955	359,025
Reperforming Loan REMIC Trust
Series 2003-R4, Class 2A
6.50%, 01/25/2034 - 144A (F)		552,789	572,413
Series 2005-R2, Class 1AF1
0.54%, 06/25/2035 - 144A (F)		1,127,724	1,014,187
Residential Asset Securitization Trust
Series 2006-R1, Class A2
0.60%, 01/25/2046 (F)		616,696	276,200
RFMSI Trust
Series 2003-S9, Class A1
6.50%, 03/25/2032		13,223	13,883
Series 2005-SA4, Class 1A21
3.28%, 09/25/2035 (F)		953,349	776,453
RMAC Securities PLC
Series 2007-NS1X, Class A2B
0.43%, 06/12/2044 - Reg S (F)		13,410,990	12,226,773

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust
Series 10, Class 2A1
0.96%, 10/20/2027 (F)	$60,519	$59,651
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-20, Class 3A1
2.65%, 01/25/2035 (F)	298,818	277,778
Series 2005-17, Class 3A1
2.65%, 08/25/2035 (F)	105,753	98,147
Series 2005-18, Class 3A1
2.90%, 09/25/2035 (F)	3,371,338	2,924,899
Structured Asset Mortgage Investments, Inc.
Series 2002-AR3, Class A1
0.86%, 09/19/2032 (F)	46,815	46,157
Series 2005-AR5, Class A1
0.45%, 07/19/2035 (F)	147,427	133,900
Series 2005-AR5, Class A2
0.45%, 07/19/2035 (F)	139,064	130,568
Series 2005-AR5, Class A3
0.45%, 07/19/2035 (F)	261,932	257,369
Series 2005-AR8, Class A1A
0.48%, 02/25/2036 (F)	296,596	206,533
Series 2006-AR3, Class 12A1
0.42%, 05/25/2036 (F)	1,861,025	1,260,887
Series 2006-AR6, Class 2A1
0.39%, 07/25/2046 (F)	5,059,190	3,753,777
WaMu Commercial Mortgage Securities Trust
Series 2007-SL2, Class A
5.31%, 12/27/2049 - 144A (F)	7,761,319	7,770,338
WaMu Mortgage Pass-Through Certificates
Series 2002-AR2, Class A
2.21%, 02/27/2034 (F)	100,083	101,428
Series 2003-AR9, Class 2A
2.46%, 09/25/2033 (F)	3,463,513	3,529,735
Series 2004-AR1, Class A
2.57%, 03/25/2034 (F)	259,365	263,291
Series 2005-AR11, Class A1A
0.52%, 08/25/2045 (F)	204,982	191,818
Series 2006-AR10, Class 1A1
2.68%, 09/25/2036 (F)	1,678,238	1,400,092
Series 2006-AR17, Class 1A
1.00%, 12/25/2046 (F)	891,055	691,741
Series 2006-AR19, Class 1A1A
0.91%, 01/25/2047 (F)	249,643	223,558
Series 2006-AR3, Class A1A
1.18%, 02/25/2046 (F)	1,007,367	922,977
Series 2006-AR7, Class 3A
2.46%, 07/25/2046 (F)	1,864,461	1,756,705
Series 2006-AR7, Class C1B2
0.42%, 07/25/2046 (F)	127,437	10,608
Series 2006-AR9, Class 2A
2.46%, 08/25/2046 (F)	1,660,523	1,542,180
Series 2007-HY1, Class 1A1
2.45%, 02/25/2037 (F)	608,431	480,284
Series 2007-OA1, Class A1A
0.88%, 02/25/2047 (F)	1,756,256	1,350,469
Series 2007-OA3, Class 2A1A
0.94%, 04/25/2047 (F)	579,726	497,590
Series 2007-OA6, Class 1A
0.99%, 07/25/2047 (F)	853,086	725,571
Wells Fargo Mortgage Backed Securities Trust
Series 2003-13, Class A5
4.50%, 11/25/2018	18,308	18,322

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal		Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage Backed Securities Trust (continued)
Series 2004-CC, Class A1
2.61%, 01/25/2035 (F)		$408,639	$407,191
Series 2006-AR4, Class 2A6
5.58%, 04/25/2036 (F)		389,701	150,554
Series 2006-AR8, Class 2A4
2.72%, 04/25/2036 (F)		833,288	784,919

Total Mortgage-Backed Securities (cost $212,073,596)			216,176,175

ASSET-BACKED SECURITIES - 2.0%
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A
0.78%, 07/25/2032 (F)		6,344	5,710
Asset Backed Funding Certificates
Series 2005-OPT1, Class A1MZ
0.55%, 07/25/2035 (F)		132,129	126,553
Avoca CLO III PLC
Series III-X, Class A
0.58%, 09/15/2021 - Reg S (F)	EUR	2,842,540	3,528,647
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A1
0.86%, 10/25/2032 (F)		$22,244	20,586
Series 2006-SD3, Class 21A1
3.08%, 07/25/2036 (F)		300,001	270,967
Series 2006-SD4, Class 1A1
3.01%, 10/25/2036 (F)		734,574	715,084
Chester Asset Receivables Dealings
Series 2004-1, Class A
0.70%, 04/15/2016 - Reg S (F)	GBP	13,300,000	20,188,735
Harbourmaster CLO, Ltd.
Series 5A, Class A1
0.46%, 06/15/2020 - 144A (F)	EUR	1,610,938	2,034,361
Home Equity Asset Trust
Series 2002-1, Class A4
0.80%, 11/25/2032 (F)		$1,283	928
JPMorgan Mortgage Acquisition Corp.
Series 2007-CH3, Class A2
0.28%, 03/25/2037 (F)		19,325	19,281
Lehman XS Trust
Series 2006-GP4, Class 2A2
0.43%, 08/25/2046 (F)		111,548	9,894
New Century Home Equity Loan Trust
Series 2005-2, Class A1ZA
0.46%, 06/25/2035 (F)		21,291	21,213
Penarth Master Issuer PLC
Series 2011-1A, Class A1
0.85%, 05/18/2015 - 144A (F)		13,300,000	13,307,643
Plymouth Rock CLO, Ltd./Inc.
Series 2010-1A, Class A
1.79%, 02/16/2019 - 144A (F)		1,122,878	1,123,872
Securitized Asset Backed Receivables LLC
Series 2007-NC2, Class A2A
0.24%, 01/25/2037 (F)		83,391	80,732
Small Business Administration Participation Certificates
Series 2003-20I, Class 1
5.13%, 09/01/2023		189,872	210,552
Series 2004-20C, Class 1
4.34%, 03/01/2024		1,229,008	1,348,278
Series 2008-20L, Class 1
6.22%, 12/01/2028		2,687,136	3,142,178
Structured Asset Securities Corp.
Series 2002-HF1, Class A
0.78%, 01/25/2033 (F)		1,240	1,191

	Principal		Value
ASSET-BACKED SECURITIES (continued)
Structured Asset Securities Corp. (continued)
Series 2007-GEL1, Class A1
0.30%, 01/25/2037 - 144A (F)		$479,717	$429,762
Wood Street CLO BV
Series I, Class A
0.60%, 11/22/2021 - Reg S (F)	EUR	5,012,209	6,268,399

Total Asset-Backed Securities (cost $53,311,407)			52,854,566

MUNICIPAL GOVERNMENT OBLIGATIONS - 4.4%
Buckeye Tobacco Settlement Financing Authority
5.88%, 06/01/2047		$1,500,000	1,329,105
Series 2011-1A, Class A1B
5.88%, 06/01/2030		2,900,000	2,614,002
Chicago Transit Authority
Class A
6.90%, 12/01/2040		11,100,000	13,710,276
Class B
6.90%, 12/01/2040		7,300,000	9,016,668
Golden State Tobacco Securitization Corp.
5.13%, 06/01/2047		300,000	262,026
Kentucky State Property & Building Commission
4.30%, 11/01/2019		500,000	560,140
4.40%, 11/01/2020		600,000	678,498
5.37%, 11/01/2025		1,100,000	1,302,158
Los Angeles Department of Water & Power
5.00%, 07/01/2044		6,900,000	7,624,155
Los Angeles Unified School District
Series A-1, Class A
4.50%, 07/01/2022		2,155,000	2,445,494
New Jersey State Turnpike Authority
5.00%, 01/01/2025 - 01/01/2027		300,000	349,154
Series A
5.00%, 01/01/2026		200,000	232,510
New York City Municipal Water Finance Authority
5.75%, 06/15/2040		6,200,000	7,320,278
New York City Transitional Finance Authority Future Tax Secured Revenue
4.73%, 11/01/2023		900,000	1,064,160
4.91%, 11/01/2024		600,000	715,086
5.08%, 11/01/2025		600,000	715,140
New York State Thruway Authority
5.00%, 03/15/2026 - 03/15/2027		23,655,000	27,805,749
Palomar Community College District
4.75%, 05/01/2032		100,000	106,451
Port Authority of New York & New Jersey
4.46%, 10/01/2062		9,800,000	9,790,200
State of California
5.65%, 04/01/2039 (F)		14,400,000	14,452,704
State of California - Build America Bonds
7.50%, 04/01/2034		1,100,000	1,539,769
7.55%, 04/01/2039		3,400,000	4,912,320
Tobacco Securitization Authority of Southern California
Series A
5.13%, 06/01/2046		3,100,000	2,727,318
Tobacco Settlement Finance Authority
Series A
7.47%, 06/01/2047		2,515,000	2,165,289
Tobacco Settlement Financing Corp.
5.88%, 05/15/2039		100,000	101,250
Series 1A
5.00%, 06/01/2041		4,000,000	3,609,280

Total Municipal Government Obligations (cost $108,601,533)			117,149,180

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal		Value
CORPORATE DEBT SECURITIES - 22.5%
Automobiles - 0.2%
Volkswagen International Finance NV
0.89%, 04/01/2014 - 144A (F)		$6,200,000	$6,209,610
Capital Markets - 2.1%
Goldman Sachs Group, Inc.
0.53%, 11/15/2014 (F)	EUR	900,000	1,148,162
0.57%, 05/23/2016 (F)		11,800,000	14,783,693
Morgan Stanley
0.78%, 10/15/2015 (A) (F)		$1,100,000	1,081,750
2.88%, 07/28/2014		2,700,000	2,759,500
3.45%, 11/02/2015 (A)		13,800,000	14,462,069
6.63%, 04/01/2018		13,900,000	16,616,088
Series F, GMTN
6.25%, 08/28/2017		5,500,000	6,400,823
Commercial Banks - 8.3%
Abbey National Treasury Services PLC
1.88%, 04/25/2014 (F)		14,500,000	14,636,706
3.88%, 11/10/2014 - 144A		1,100,000	1,140,390
ANZ National International, Ltd.
6.20%, 07/19/2013 - 144A		11,800,000	12,005,721
Barclays Bank PLC
1.35%, 01/13/2014 (A) (F)		22,800,000	22,921,889
6.05%, 12/04/2017 - 144A		7,100,000	7,913,767
10.18%, 06/12/2021 - 144A		5,520,000	7,393,322
BPCE SA
2.05%, 02/07/2014 - 144A (F)		29,700,000	30,026,581
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/2021 (A)		25,500,000	28,566,681
DNB Boligkreditt AS
2.90%, 03/29/2016 - 144A (H)		22,000,000	23,336,390
Export-Import Bank of Korea
8.13%, 01/21/2014 (A)		13,100,000	13,835,447
HSBC Capital Funding, LP
10.18%, 06/30/2030 - 144A (F) (H) (I)		100,000	141,000
JPMorgan Chase Bank NA
6.00%, 10/01/2017		1,600,000	1,884,718
Lloyds TSB Bank PLC
5.80%, 01/13/2020 - 144A (A)		2,200,000	2,590,038
12.00%, 12/16/2024 - 144A (F) (I)		16,500,000	21,922,808
Rabobank Nederland NV
11.00%, 06/30/2019 - 144A (F) (H) (I)		1,910,000	2,554,625
Stadshypotek AB
1.45%, 09/30/2013 - 144A (A)		16,700,000	16,792,685
UBS AG
4.88%, 08/04/2020 (A)		3,221,000	3,730,978
5.88%, 12/20/2017		1,569,000	1,860,964
Wells Fargo & Co.
7.98%, 03/15/2018 (A) (F) (I)		8,700,000	10,037,625
Consumer Finance - 1.3%
Ally Financial, Inc.
3.68%, 06/20/2014 (F)		6,900,000	7,059,528
Series 2012-5, Class A2
8.00%, 03/15/2020		8,880,000	11,011,200
American Express Credit Corp.,
Series MTN
5.88%, 05/02/2013		15,900,000	15,969,229
SLM Corp., Series MTN
0.60%, 01/27/2014 (F)		800,000	793,222
Diversified Financial Services - 7.1%
Bank of America Corp.
6.50%, 08/01/2016		4,500,000	5,182,569
7.63%, 06/01/2019 (A)		15,000,000	19,054,170

	Principal		Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Bank of America Corp., Series GMTN
5.65%, 05/01/2018		$7,900,000	$9,138,775
Bear Stearns Cos., LLC
5.70%, 11/15/2014		4,400,000	4,742,166
6.40%, 10/02/2017		2,200,000	2,626,375
7.25%, 02/01/2018		1,500,000	1,864,152
Citigroup, Inc.
2.29%, 08/13/2013 (F)		14,200,000	14,293,408
5.88%, 05/29/2037 (A)		1,100,000	1,301,384
6.00%, 08/15/2017		5,300,000	6,188,137
Ford Motor Credit Co., LLC
5.63%, 09/15/2015 (A)		10,845,000	11,808,557
7.00%, 10/01/2013		800,000	823,782
General Electric Capital Corp.
1.00%, 12/11/2015 (A)		13,000,000	13,080,782
6.25%, 12/15/2022 (A) (F) (I)		1,300,000	1,426,793
General Electric Capital Corp., Series EMTN
0.58%, 06/20/2014 (F)		13,100,000	13,108,305
JPMorgan Chase & Co.
4.25%, 10/15/2020		22,900,000	25,126,292
4.40%, 07/22/2020 (A)		800,000	886,823
6.30%, 04/23/2019		5,400,000	6,595,619
Lehman Brothers Holdings, Inc. (Escrow shares)
1.00%, 12/30/2016 - 01/24/2049 (J)		14,600,000	3,893,500
6.75%, 12/28/2017 (G)		4,000,000	—
Merrill Lynch & Co., Inc.
0.49%, 01/31/2014 (F)	EUR	2,100,000	2,687,612
6.40%, 08/28/2017 (A)		$11,200,000	13,145,351
6.88%, 04/25/2018		11,100,000	13,397,922
SSIF Nevada, LP
1.01%, 04/14/2014 - 144A (F)		19,800,000	19,918,285
Diversified Telecommunication Services - 0.3%
KT Corp.
4.88%, 07/15/2015 - 144A		900,000	967,153
Qtel International Finance, Ltd.
4.75%, 02/16/2021 - Reg S (A)		5,000,000	5,575,000
Electric Utilities - 0.1%
Saudi Electricity Global Sukuk Co. 2
5.06%, 04/08/2043 - 144A (H) (K)		2,000,000	2,003,240
Energy Equipment & Services - 0.2%
NGPL PipeCo LLC
7.12%, 12/15/2017 - 144A (A)		4,100,000	4,366,500
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp.
6.00%, 01/15/2020 (A)		3,900,000	4,558,577
Insurance - 0.6%
American International Group, Inc.
8.25%, 08/15/2018		12,300,000	15,934,810
Principal Life Income Funding Trusts, Series MTN
5.30%, 04/24/2013		1,000,000	1,002,853
Metals & Mining - 0.1%
Gold Fields Orogen Holding BVI, Ltd.
4.88%, 10/07/2020 - Reg S (A)		3,000,000	2,947,500
Oil, Gas & Consumable Fuels - 0.9%
El Paso LLC, Series GMTN
7.75%, 01/15/2032		425,000	475,642
7.80%, 08/01/2031		125,000	138,948

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Gazprom OAO Via GAZ Capital SA
6.51%, 03/07/2022 - Reg S (A)	$10,900,000	$12,589,500
8.15%, 04/11/2018 - 144A	1,200,000	1,450,500
Gazprom OAO Via GAZ Capital SA,
Series EMTN
8.63%, 04/28/2034 - Reg S (A)	6,000,000	8,145,000
Tobacco - 0.3%
Altria Group, Inc.
9.25%, 08/06/2019	4,391,000	6,120,540
9.70%, 11/10/2018	845,000	1,175,960
Reynolds American, Inc.
7.63%, 06/01/2016	800,000	952,785
Trading Companies & Distributors - 0.8%
International Lease Finance Corp.
6.75%, 09/01/2016 - 144A	4,000,000	4,520,000
7.13%, 09/01/2018 - 144A	13,200,000	15,510,000
Transportation Infrastructure - 0.0% (L)
Korea Expressway Corp.
5.13%, 05/20/2015 - 144A	850,000	917,227

Total Corporate Debt Securities (cost $546,481,630)		601,229,703

COMMERCIAL PAPER - 0.4%
Automobiles - 0.0% (L)
Daimler Finance North America LLC
1.07%, 10/11/2013 - 144A	700,000	695,922
Diversified Financial Services - 0.4%
Ford Motor Credit Co.
1.00%, 11/04/2013	9,500,000	9,441,945

Total Commercial Paper (cost $10,137,867)		10,137,867

LOAN ASSIGNMENTS - 0.4%
Computers & Peripherals - 0.2%
Dell, Inc. 1st Lien
— , 02/28/2014 (H) (M)	4,700,000	4,676,500
Dell, Inc. 2nd Lien
— , 02/05/2021 (H) (M)	2,900,000	2,885,500
Diversified Financial Services - 0.1%
Delos Aircraft, Inc., Tranche B
4.75%, 04/12/2016 (F)	2,000,000	2,010,000
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC, Non-Extended
3.73%, 10/10/2014 (F)	3,729,900	2,739,921

Total Loan Assignments (cost $13,135,642)		12,311,921

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.0% (L)
U.S. Cash Management Bill
0.05%, 04/15/2013 (C) (E) (N)	207,000	206,990
U.S. Treasury Bill
0.13%, 02/06/2014 (E) (N)	309,000	308,605

Total Short-Term U.S. Government Obligations (cost $515,595)		515,595

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.1%
Commercial Banks - 0.1%
Wells Fargo & Co. - Series L, 7.50% (I)	2,900	3,737,375

Total Convertible Preferred Stock (cost $2,690,035)		3,737,375

	Shares	Value
PREFERRED STOCK - 0.1%
Thrifts & Mortgage Finance - 0.1%
DG Funding Trust 144A, 0.64% (F) (G) (H) (I)	380	$2,760,880

Total Preferred Stock (cost $4,042,401)		2,760,880

	Notional Amount	Value
PURCHASED OPTION - 0.0% (O)
Call Option - 0.0%
OTC- USD vs. CNY (H)
Exercise Price $6.51
Expires 05/16/2013
Counterparty: JPM	$3,900,000	—

Total Purchased Option (cost $20,182)		—

PURCHASED SWAPTION - 0.1% (O)
Put Option - 0.1%
OTC- If exercised the Series receives floating 3 month LIBOR, and pays 3.45%, European Style (H)
Expires 09/21/2015
Counterparty: RBS	19,300,000	1,722,038

Total Purchased Swaption (cost $1,538,371)		1,722,038

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (N)	127,981,208	127,981,208

Total Securities Lending Collateral (cost $127,981,208)		127,981,208

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
State Street Bank & Trust Co. 0.03% (N), dated 03/28/2013, to be repurchased at $5,444,864 on 04/01/2013. Collateralized by U.S. Government Agency Obligations, 2.50% - 3.00%, due 12/01/2026 - 11/01/2027, and with a total value of $5,561,596.	$5,444,846	5,444,846

Total Repurchase Agreement (cost $5,444,846)		5,444,846

Total Investment Securities (cost $3,008,476,627) (P)		3,101,510,351
Other Assets and Liabilities - Net		(425,264,293)

Net Assets		$2,676,246,058

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
TBA SHORT COMMITMENTS - (4.7%)
U.S. GOVERNMENT AGENCY OBLIGATIONS - (4.7%) (Q)
Fannie Mae, TBA
3.50%	$(68,000,000)	$(72,080,000)
4.00%	(1,000,000)	(1,066,094)
4.50%	(32,000,000)	(34,423,750)
Freddie Mac, TBA
4.00%	(18,000,000)	(19,130,625)

Total U.S. Government Agency Obligations (proceeds $(126,327,422))		(126,700,469)

Total TBA Short Commitments (proceeds $(126,327,422))		$(126,700,469)

WRITTEN SWAPTIONS: (O)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Value
Call- OTC 10-Year Interest Rate Swap	MSC	3-Month USD LIBOR BBA	Receive	1.80%	07/29/2013		$18,200,000	$(75,075)	$(62,223)
Call- OTC 10-Year Interest Rate Swap	BCLY	3-Month USD LIBOR BBA	Receive	1.80	07/29/2013		4,400,000	(18,480)	(15,043)
Call- OTC 10-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Receive	1.80	07/29/2013		10,600,000	(42,576)	(36,240)
Call- OTC 10-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Receive	1.80	07/29/2013		14,700,000	(29,400)	(50,257)
Put- OTC 10-Year Interest Rate Swap	MSC	3-Month USD LIBOR BBA	Pay	2.65	07/29/2013		18,200,000	(141,960)	(45,538)
Put- OTC 10-Year Interest Rate Swap	BCLY	3-Month USD LIBOR BBA	Pay	2.65	07/29/2013		4,400,000	(33,000)	(11,009)
Put- OTC 10-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	2.65	07/29/2013		10,600,000	(79,240)	(26,522)
Put- OTC 10-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	2.65	07/29/2013		14,700,000	(92,610)	(36,780)
Put- OTC 2-Year Interest Rate Swap	BCLY	6-Month EUR EURIBOR Reuters	Pay	0.85	04/24/2013	EUR	19,100,000	(26,412)	(289)
Put- OTC 2-Year Interest Rate Swap	MSC	6-Month EUR EURIBOR Reuters	Pay	0.85	04/24/2013		12,900,000	(18,365)	(196)
Put- OTC 2-Year Interest Rate Swap	BCLY	6-Month EUR EURIBOR Reuters	Pay	1.15	07/24/2013		15,600,000	(26,707)	(4,025)
Put- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	1.30	04/29/2013		$40,100,000	(99,630)	(3,423)
Put- OTC 5-Year Interest Rate Swap	BCLY	3-Month USD LIBOR BBA	Pay	1.30	04/29/2013		26,600,000	(46,550)	(2,271)
Put- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	1.40	09/03/2013		75,200,000	(266,960)	(222,826)
Put- OTC 5-Year Interest Rate Swap	RBS	3-Month USD LIBOR BBA	Pay	2.50	09/21/2015		81,100,000	(1,540,900)	(1,518,838)
Put- OTC 5-Year Interest Rate Swap	DUB	6-Month EUR EURIBOR Reuters	Pay	1.70	07/24/2013	EUR	13,900,000	(72,476)	(6,885)
Put- OTC 5-Year Interest Rate Swap	BCLY	6-Month EUR EURIBOR Reuters	Pay	1.70	07/24/2013		41,200,000	(220,451)	(20,408)
Put- OTC 5-Year Interest Rate Swap	RBS	6-Month EUR EURIBOR Reuters	Pay	1.70	07/24/2013		14,000,000	(82,638)	(6,935)
Put- OTC 5-Year Interest Rate Swap	CITI	6-Month EUR EURIBOR Reuters	Pay	1.70	07/24/2013		5,500,000	(24,859)	(2,724)

								$(2,938,289)	$(2,072,432)

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS: (R) (S)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION: (T)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Currency Code	Notional Amount (U)	Market Value (V)	Premiums Paid	Unrealized (Depreciation)
North America High Yield Index - Series 14	5.00%	06/20/2015	USD	$16,896,000	$(1,280,295)	$156,214	$(1,436,509)
North America High Yield Index - Series 15	5.00	12/20/2015	USD	54,432,000	(4,226,508)	1,629,688	(5,856,196)
North America Investment Grade Index - Series 14	1.00	06/20/2015	USD	36,300,000	(539,853)	70,820	(610,673)
North America Investment Grade Index - Series 15	1.00	12/20/2015	USD	20,200,000	(316,356)	89,690	(406,046)

					$(6,363,012)	$1,946,412	$(8,309,424)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Currency Code	Notional Amount	Market Value	Premiums (Received)	Unrealized Appreciation (Depreciation)
6-Month AUD BBR BBSW	3.50%	03/15/2018	AUD	$9,700,000	$(26,793)	$(24,265)	$(2,528)
6-Month AUD BBR BBSW	3.75	12/11/2018	AUD	27,700,000	(32,931)	(61,406)	28,475
6-Month AUD BBR BBSW	3.75	03/15/2023	AUD	31,600,000	(827,413)	(200,016)	(627,397)

					$(887,137)	$(285,687)	$(601,450)

INTEREST RATE SWAP AGREEMENTS – FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized (Depreciation)
3-Month USD-LIBOR	0.75%	06/19/2017	USD	$36,900,000	$59,681	$257,103	$(197,422)
3-Month USD-LIBOR	1.40	03/20/2018	USD	133,500,000	(3,026,832)	(858,500)	(2,168,332)
3-Month USD-LIBOR	2.00	06/19/2023	USD	50,700,000	393,973	818,596	(424,623)
6-Month EURIBOR	2.00	09/18/2023	EUR	8,400,000	(204,545)	(112,644)	(91,901)

					$(2,777,723)	$104,555	$(2,882,278)

OVER THE COUNTER SWAP AGREEMENTS: (O)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION: (T)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Implied Credit Spread (BP) at 03/31/13 (W)	Notional Amount (U)	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Montauk Point CDO, Ltd. 2006-2A A4, 1.73%, 04/06/2046 (H)	2.22%	01/06/2046	CSFB	70.06	$2,500,000	$2,363,655	$—	$2,363,655
Time Warner, Inc., 5.88%, 11/15/2016	1.19	03/20/2014	DUB	6.79	410,000	(4,519)	—	(4,519)

						$2,359,136	$—	$2,359,136

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION: (X)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread (BP) at 03/31/13 (W)	Notional Amount (U)	Market Value	Premiums Paid (Received)	Unrealized Appreciation
Reynolds American, Inc., 7.63%, 06/1/2016	1.28%	06/20/2017	GSC	64.46	$2,100,000	$51,417	$—	$51,417

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS: (O) (continued)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (X)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (U)	Market Value (V)	Premiums Paid (Received)	Unrealized (Depreciation)
Dow Jones North America Investment Grade Index - Series 5	0.46%	12/20/2015	MSC	USD	$9,600,000	$(81,223)	$—	$(81,223)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month AUD BBR BBSW	3.75%	03/15/2018	DUB	AUD	$38,400,000	$355,330	$48,092	$307,238
6-Month AUD BBR BBSW	3.75	03/15/2018	GSC	AUD	22,000,000	203,575	40,744	162,831
6-Month AUD BBR BBSW	4.00	03/15/2023	GSC	AUD	63,900,000	(220,859)	(92,670)	(128,189)
6-Month AUD BBR BBSW	5.50	12/15/2017	BCLY	AUD	12,600,000	1,210,514	(39,990)	1,250,504
6-Month AUD BBR BBSW (H)	5.50	12/15/2017	DUB	AUD	7,800,000	749,366	(22,113)	771,479
BRL-CDI	7.62	01/02/2015	DUB	BRL	25,300,000	(137,564)	(49,245)	(88,319)
BRL-CDI	7.55	01/02/2015	GSC	BRL	146,300,000	(1,014,371)	(329,668)	(684,703)
BRL-CDI	7.78	01/02/2015	HSBC	BRL	253,900,000	(982,334)	(148,427)	(833,907)
BRL-CDI	7.80	01/02/2015	MSC	BRL	88,200,000	(326,069)	(26,632)	(299,437)
BRL-CDI	8.08	01/02/2015	HSBC	BRL	31,800,000	(29,344)	48,724	(78,068)
BRL-CDI	8.43	01/02/2015	DUB	BRL	9,000,000	26,486	45,451	(18,965)
BRL-CDI	8.49	01/02/2017	BNP	BRL	9,000,000	(81,229)	—	(81,229)
BRL-CDI	8.63	01/02/2015	MSC	BRL	41,900,000	207,140	273,579	(66,439)
BRL-CDI	9.93	01/02/2015	UBS	BRL	34,900,000	643,616	13,810	629,806
BRL-CDI (H)	9.93	01/02/2015	MSC	BRL	84,400,000	1,556,481	24,227	1,532,254
BRL-CDI (H)	9.94	01/02/2015	GSC	BRL	47,700,000	884,897	—	884,897
BRL-CDI	10.14	01/02/2015	HSBC	BRL	169,700,000	3,505,317	252,619	3,252,698
BRL-CDI	10.61	01/02/2015	MSC	BRL	97,800,000	2,480,286	332,115	2,148,171
MXN TIIE Banxico	7.50	06/02/2021	UBS	MXN	330,800,000	3,848,918	909,455	2,939,463

						$12,880,156	$1,280,071	$11,600,085

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Unrealized (Depreciation)
10-Year U.S. Treasury Note	Short	(188)	06/19/2013	$(79,516)
5-Year U.S. Treasury Note	Short	(2,212)	06/28/2013	(1,286,982)
Euro OAT	Short	(98)	06/06/2013	(242,556)

				$(1,609,054)

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (O)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	BCLY	(685,000)	05/02/2013	$(710,224)	$(1,256)
AUD	DUB	(63,972,000)	05/02/2013	(65,504,449)	(940,585)
BRL	BCLY	1,068,823	04/02/2013	535,000	(6,196)
BRL	BCLY	(1,068,823)	04/02/2013	(530,749)	1,945
BRL	GSC	5,451,791	04/02/2013	2,665,000	32,295
BRL	GSC	(5,451,791)	04/02/2013	(2,707,215)	9,921
BRL	HSBC	2,691,390	04/02/2013	1,340,000	(8,424)
BRL	HSBC	2,201,615	04/02/2013	1,100,000	(10,742)
BRL	HSBC	4,526,562	04/02/2013	2,266,000	(26,466)
BRL	HSBC	(9,419,566)	04/02/2013	(4,677,508)	17,141
BRL	JPM	3,624,552	04/02/2013	1,817,000	(23,739)
BRL	JPM	1,246,565	04/02/2013	624,000	(7,257)
BRL	JPM	(4,871,116)	04/02/2013	(2,418,868)	8,864
BRL	UBS	5,457,127	04/02/2013	2,668,000	31,935
BRL	UBS	910,997	04/02/2013	456,000	(5,281)
BRL	UBS	604,576	04/02/2013	303,000	(3,884)
BRL	UBS	54,862,063	04/02/2013	27,538,431	(395,208)
BRL	UBS	20,811,296	04/02/2013	10,334,341	(37,870)
BRL	UBS	(82,646,060)	04/02/2013	(40,131,135)	(758,330)
BRL	UBS	(54,862,063)	06/04/2013	(27,335,358)	385,030
CAD	RBS	(53,950,000)	06/20/2013	(52,398,735)	(612,610)
CNY	DUB	(14,714,835)	08/05/2013	(2,342,865)	(8,818)
CNY	DUB	8,000,000	08/05/2013	1,277,139	1,398
CNY	UBS	23,957,070	08/05/2013	3,793,677	35,074
EUR	CITI	261,000	04/02/2013	335,450	(883)
EUR	RBS	(106,274,000)	04/02/2013	(138,116,560)	1,887,378
EUR	BNP	(106,013,000)	05/02/2013	(135,525,111)	(396,360)
EUR	JPM	(11,600,000)	06/14/2013	(15,607,742)	730,269
EUR	MSC	592,000	06/17/2013	767,775	(8,494)
EUR	UBS	(65,400,000)	09/13/2013	(84,807,450)	862,146
EUR	JPM	82,620,000	10/11/2013	107,529,930	(1,454,453)
EUR	JPM	(82,620,000)	10/11/2013	(100,211,864)	(5,863,614)
GBP	BOA	(26,749,000)	04/02/2013	(40,551,484)	(91,831)
GBP	WBC	26,749,000	04/02/2013	40,531,288	112,026
GBP	WBC	(26,749,000)	05/02/2013	(40,524,735)	(111,910)
JPY	BCLY	(168,119,000)	04/17/2013	(1,888,753)	102,620
JPY	UBS	(168,119,000)	04/17/2013	(1,885,778)	99,646
MXN	DUB	227,413	04/03/2013	17,340	1,067
MXN	HSBC	300,519	04/03/2013	22,761	1,563
MXN	HSBC	998,664	04/03/2013	78,417	2,414
MXN	HSBC	(337,071,573)	04/03/2013	(26,864,715)	(417,529)
MXN	JPM	1,063,080	04/03/2013	81,244	4,801
MXN	MSC	330,434,036	04/03/2013	25,475,420	1,269,587
MXN	MSC	1,516,084	04/03/2013	115,121	7,590
MXN	UBS	1,481,777	04/03/2013	113,070	6,864
MXN	UBS	1,050,000	04/03/2013	82,165	2,821
MXN	HSBC	337,071,573	06/27/2013	26,663,891	404,044
NOK	HSBC	61,121,000	05/15/2013	11,059,272	(613,335)

					$(5,786,636)

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures (1)
BCLY	$1,254,582	$(1,160,000)	$94,582
BNP	(477,589)	—	(477,589)
BOA	(91,831)	—	(91,831)
CITI	(3,607)	—	(3,607)
CSFB	2,363,655	(2,230,000)	133,655
DUB	(278,010)	352,981	74,971
GSC	(115,887)	369,188	253,301
HSBC	1,842,305	(2,140,000)	(297,695)
JPM	(6,605,129)	7,045,296	440,167
MSC	4,997,341	(6,350,000)	(1,352,659)
RBS	1,471,033	(1,990,000)	(518,967)
UBS	4,715,477	(4,910,000)	(194,523)
WBC	116	—	116

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $125,385,646. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Security is subject to dollar roll transactions.
(C)	All or a portion of this security has been segregated by the custodian as collateral for open options, swap, swaptions and/or forward foreign currency contracts. Total value of securities segregated for open options, swap, swaptions and/or forward foreign currency contracts is $7,767,465.
(D)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $1,838,727.
(E)	All or a portion of this security has been segregated by the custodian with the broker as collateral for centrally cleared swaps. Total value of securities segregated as collateral to cover centrally cleared swaps is $8,399,145.
(F)	Floating or variable rate note. Rate is listed as of March 31, 2013.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $35,504,952, or 1.33% of the portfolio’s net assets.
(H)	Illiquid. Total aggregate market value of illiquid securities is $53,423,736, or 2.00% of the portfolio’s net assets, and total aggregate market value of illiquid derivatives is $5,554,399, or 0.21% of the portfolio’s net assets.
(I)	The security has a perpetual maturity. The date shown is the next call date.
(J)	In default.
(K)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(L)	Percentage rounds to less than 0.1%.
(M)	All or portion of this security represents unsettled loan commitment at March 31, 2013 where the rate will be determined at time of settlement.
(N)	Rate shown reflects the yield at March 31, 2013.
(O)	Cash in the amount of $18,780,000 has been segregated by the broker with the custodian as collateral for open options, swap, swaptions and/or forward foreign currency contracts.
(P)	Aggregate cost for federal income tax purposes is $3,008,476,627. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $115,555,454 and $22,521,730, respectively. Net unrealized appreciation for tax purposes is $93,033,724.
(Q)	Cash in the amount of $2,705,000 has been segregated by the broker with the custodian as collateral for open TBA short commitment transactions.
(R)	Cash in the amount of $31,000 has been segregated by the custodian with the broker and custodian as collateral for centrally cleared swaps.
(S)	Cash in the amount of $1,285,000 has been segregated by the broker with the custodian as collateral for centrally cleared swaps.
(T)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(U)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(V)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(W)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(X)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities aggregated $278,311,239 or 10.40% of the portfolio’s net assets.
BBA	British Bankers’ Association
BBR BBSW	Bank Bill Rate - Bank Bill Swap Reference Rate
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
BP	Basis Point
CDI	Credit Default Index
CDO	Collateralized Debt Obligation
CITI	Citigroup, Inc.
CLO	Collateralized Loan Obligation
CSFB	Credit Suisse First Boston
DUB	Deutsche Bank AG
EMTN	European Medium Term Note
EURIBOR	Euro InterBank Offered Rate
GMTN	Global Medium Term Note
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley
MTN	Medium Term Note
MXN TIIE Banxico	Tasa de Interés Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate) (“TIIE”) for MXNde Equilibrio by the Banco de México
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
OAT	Obligations Assimilables du Tresor
OTC	Over the Counter
RBS	Royal Bank of Scotland Group PLC
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced
UBS	UBS AG
WBC	Westpac Banking Corporation

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
USD	United States Dollar

VALUATION SUMMARY: (Y)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
U.S. Government Obligations	$—	$1,002,060,700	$—	$1,002,060,700
U.S. Government Agency Obligations	—	717,469,211	—	717,469,211
Foreign Government Obligations	—	229,959,086	—	229,959,086
Mortgage-Backed Securities	—	216,176,175	—	216,176,175
Asset-Backed Securities	—	52,854,566	—	52,854,566
Municipal Government Obligations	—	117,149,180	—	117,149,180
Corporate Debt Securities
Automobiles	—	6,209,610	—	6,209,610
Capital Markets	—	57,252,085	—	57,252,085
Commercial Banks	—	223,292,335	—	223,292,335
Consumer Finance	—	34,833,179	—	34,833,179
Diversified Financial Services	—	190,290,759	0	190,290,759
Diversified Telecommunication Services	—	6,542,153	—	6,542,153
Electric Utilities	—	2,003,240	—	2,003,240
Energy Equipment & Services	—	4,366,500	—	4,366,500
Health Care Equipment & Supplies	—	4,558,577	—	4,558,577
Insurance	—	16,937,663	—	16,937,663
Metals & Mining	—	2,947,500	—	2,947,500
Oil, Gas & Consumable Fuels	—	22,799,590	—	22,799,590
Tobacco	—	8,249,285	—	8,249,285
Trading Companies & Distributors	—	20,030,000	—	20,030,000
Transportation Infrastructure	—	917,227	—	917,227
Commercial Paper	—	10,137,867	—	10,137,867
Loan Assignments	—	12,311,921	—	12,311,921
Short-Term U.S. Government Obligations	—	515,595	—	515,595
Convertible Preferred Stock	3,737,375	—	—	3,737,375
Preferred Stock
Thrifts & Mortgage Finance	—	—	2,760,880	2,760,880
Purchased Option	—	—	—	—
Purchased Swaption	—	1,722,038	—	1,722,038
Securities Lending Collateral	127,981,208	—	—	127,981,208
Repurchase Agreement	—	5,444,846	—	5,444,846

Total Investment Securities	$131,718,583	$2,967,030,888	$2,760,880	$3,101,510,351

TBA Short Commitments
U.S. Government Agency Obligations	$—	$(126,700,469)	$—	$(126,700,469)

Total TBA Short Commitments	$—	$(126,700,469)	$—	$(126,700,469)

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

VALUATION SUMMARY (continued): (Y)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Other Financial Instruments in Assets
Credit Default Swap Agreements (Z)	$—	$2,415,072	$—	$2,415,072
Forward Foreign Currency Contracts (Z)	—	6,018,439	—	6,018,439
Interest Rate Swap Agreements (Z)	28,475	13,879,341	—	13,907,816

Total Other Financial Instruments in Assets	$28,475	$22,312,852	$—	$22,341,327

Other Financial Instruments in Liabilities
Credit Default Swap Agreements (Z)	$(8,309,424)	$(85,742)	$—	$(8,395,166)
Forward Foreign Currency Contracts (Z)	—	(11,805,075)	—	(11,805,075)
Futures Contracts (Z)	(1,609,054)	—	—	(1,609,054)
Interest Rate Swap Agreements (Z)	(3,512,203)	(2,279,256)	—	(5,791,459)
Written Swaptions	—	(2,072,432)	—	(2,072,432)

Total Other Financial Instruments in Liabilities	$(13,430,681)	$(16,242,505)	$—	$(29,673,186)

Other Assets (AA)
Cash	$570,202	$—	$—	$570,202
Cash on Deposit with Broker	31,000	—	—	31,000
Foreign Currency	1,801,658	—	—	1,801,658

Total Other Assets	$2,402,860	$—	$—	$2,402,860

Other Liabilities (AA)
Cash Deposit due to Broker	$—	$(22,770,000)	$—	$(22,770,000)
Collateral for Securities on Loan	—	(127,981,208)	—	(127,981,208)

Total Other Liabilities	$—	$(150,751,208)	$—	$(150,751,208)

(Y)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(Z)	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
(AA)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (AB)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at March 31, 2013 (AC)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2013 (AB)
Preferred Stocks	$2,789,932	$—	$—	$—	$—	$(29,052)	$—	$—	$2,760,880	$(29,052)
Corporate Bonds	0	—	—	—	—	—	—	—	0	—

Total	$2,789,932	$—	$—	$—	$—	$(29,052)	$—	$—	$2,760,880	$(29,052)

(AB)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(AC)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica ProFund UltraBear VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 73.0%
Capital Markets - 73.0%
SSC Government Money Market Fund	7,208,013	$7,208,013
SSgA Money Market Fund	7,208,012	7,208,012
SSgA Prime Money Market Fund	7,208,013	7,208,013
State Street Institutional Liquid Reserves Fund	7,208,012	7,208,012

Total Investment Companies (cost $28,832,050)		28,832,050

	Principal	Value
REPURCHASE AGREEMENT - 18.2%
State Street Bank & Trust Co. 0.03% (A), dated 03/28/2013, to be repurchased at $7,208,037 on 04/01/2013. Collateralized by U.S. Government Agency Obligations, 2.00% - 2.50%, due 12/01/2027 - 12/15/2027, and with a total value of $7,355,185.	$7,208,012	7,208,012

Total Repurchase Agreement (cost $7,208,012)		7,208,012

Total Investment Securities (cost $36,040,062) (B)		36,040,062
Other Assets and Liabilities - Net		3,488,947

Net Assets		$39,529,009

FUTURES CONTRACTS: (C)

Description	Type	Contracts	Expiration Date	Unrealized (Depreciation)
S&P 500 E-Mini Index	Short	(1,018)	06/21/2013	$(1,455,496)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at March 31, 2013.
(B)	Aggregate cost for federal income tax purposes is $36,040,062.
(C)	Cash in the amount of $5,107,826 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Investment Companies	$28,832,050	$—	$—	$28,832,050
Repurchase Agreement	—	7,208,012	—	7,208,012

Total Investment Securities	$28,832,050	$7,208,012	$—	$36,040,062

Other Financial Instruments in Liabilities
Futures Contracts (E)	$(1,455,496)	$—	$—	$(1,455,496)

Total Other Financial Instruments in Liabilities	$(1,455,496)	$—	$—	$(1,455,496)

Other Assets (F)
Collateral for Securities on Loan	$5,107,826	$—	$—	$5,107,826

Total Other Assets	$5,107,826	$—	$—	$5,107,826

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(E)	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Aerospace & Defense - 1.1%
American Science & Engineering, Inc.	7,300	$445,227
Curtiss-Wright Corp.	17,500	607,250
Orbital Sciences Corp. (A)	27,500	458,975
Triumph Group, Inc.	43,325	3,401,013
Air Freight & Logistics - 0.3%
Atlas Air Worldwide Holdings, Inc. (A)	31,100	1,267,636
Airlines - 0.8%
Delta Air Lines, Inc. (A)	222,625	3,675,539
Auto Components - 0.7%
Magna International, Inc. - Class A	54,750	3,213,825
Beverages - 0.3%
Coca-Cola Enterprises, Inc.	33,925	1,252,511
Building Products - 0.8%
A.O. Smith Corp.	20,000	1,471,400
American Woodmark Corp. (A) (B)	6,000	204,180
Fortune Brands Home & Security, Inc. (A)	18,300	684,969
Gibraltar Industries, Inc. (A) (B)	64,284	1,173,183
Capital Markets - 2.6%
Evercore Partners, Inc. - Class A	64,675	2,690,480
LPL Financial Holdings, Inc.	11,400	367,536
Raymond James Financial, Inc.	124,375	5,733,687
Stifel Financial Corp. (A)	40,750	1,412,803
Waddell & Reed Financial, Inc. - Class A	38,000	1,663,640
Chemicals - 1.7%
Axiall Corp.	45,450	2,825,172
Huntsman Corp.	115,950	2,155,511
OM Group, Inc. (A) (B)	52,500	1,232,700
Tronox, Ltd. - Class A (B)	74,000	1,465,940
Commercial Banks - 7.4%
Fifth Third Bancorp	288,750	4,709,512
First Citizens BancShares, Inc. - Class A	13,607	2,485,999
First Community Bancshares, Inc.	96,304	1,526,418
First Niagara Financial Group, Inc.	145,000	1,284,700
First Republic Bank - Class A	36,000	1,390,320
KeyCorp	274,875	2,737,755
Lakeland Bancorp, Inc. - Class A (B)	92,116	907,343
Regions Financial Corp.	842,675	6,901,508
Sandy Spring Bancorp, Inc.	64,000	1,286,400
SunTrust Banks, Inc.	91,475	2,635,395
Texas Capital Bancshares, Inc. (A)	26,000	1,051,700
Umpqua Holdings Corp. (B)	92,000	1,219,920
Union First Market Bankshares Corp. (B)	60,000	1,173,600
Washington Trust Bancorp, Inc. (B)	29,178	798,894
Webster Financial Corp.	84,500	2,049,970
Wilshire Bancorp, Inc. (A)	175,000	1,186,500
Commercial Services & Supplies - 0.8%
Avery Dennison Corp.	54,550	2,349,469
HNI Corp. (B)	37,500	1,330,875
Communications Equipment - 0.4%
KVH Industries, Inc. (A) (B)	71,432	969,332
Polycom, Inc. (A)	65,000	720,200
Construction & Engineering - 1.5%
Chicago Bridge & Iron Co. NV - Class Y	13,500	838,350
Comfort Systems USA, Inc. - Class A	101,500	1,430,135
EMCOR Group, Inc.	94,425	4,002,676
Foster Wheeler AG (A)	29,000	662,650
Construction Materials - 0.7%
Caesar Stone Sdot Yam, Ltd. (A) (B)	112,500	2,970,000

	Shares	Value
COMMON STOCKS (continued)
Consumer Finance - 0.6%
Discover Financial Services	64,475	$2,891,059
Containers & Packaging - 0.6%
Bemis Co., Inc. (B)	65,900	2,659,724
Electric Utilities - 1.4%
Cleco Corp.	120,025	5,644,776
MGE Energy, Inc. (B)	12,600	698,544
Electrical Equipment - 1.5%
Eaton Corp. PLC	47,325	2,898,656
PowerSecure International, Inc. (A) (B)	165,000	2,097,150
Regal Beloit Corp.	22,000	1,794,320
Electronic Equipment & Instruments - 1.7%
Avnet, Inc. (A)	107,750	3,900,550
Orbotech, Ltd.	92,988	937,319
Rofin-Sinar Technologies, Inc. (A) (B)	31,000	839,790
Universal Display Corp. - Class A (A) (B)	22,500	661,275
Vishay Intertechnology, Inc. (A) (B)	100,000	1,361,000
Energy Equipment & Services - 1.5%
Dresser-Rand Group, Inc. (A)	17,000	1,048,220
Helix Energy Solutions Group, Inc. - Class A (A)	50,000	1,144,000
Patterson-UTI Energy, Inc. (B)	195,350	4,657,144
Food & Staples Retailing - 0.7%
Kroger Co.	89,825	2,976,801
Food Products - 2.5%
Ingredion, Inc.	27,550	1,992,416
J&J Snack Foods Corp.	16,000	1,230,240
JM Smucker Co.	26,125	2,590,555
Sanderson Farms, Inc.	21,600	1,179,792
Tyson Foods, Inc. - Class A	170,200	4,224,364
Health Care Equipment & Supplies - 3.2%
AngioDynamics, Inc. (A)	67,000	765,810
Becton Dickinson and Co.	37,125	3,549,521
Boston Scientific Corp. (A)	294,925	2,303,364
CareFusion Corp. - Class A (A)	78,125	2,733,594
Greatbatch, Inc. (A) (B)	58,500	1,747,395
Sirona Dental Systems, Inc. (A)	43,775	3,227,531
Health Care Providers & Services - 1.9%
Coventry Health Care, Inc.	20,300	954,709
Health Net, Inc. (A)	35,000	1,001,700
HealthSouth Corp. (A)	54,000	1,423,980
Omnicare, Inc. (B)	91,125	3,710,610
WellCare Health Plans, Inc. (A)	21,850	1,266,426
Health Care Technology - 0.4%
Omnicell, Inc. (A)	94,500	1,784,160
Hotels, Restaurants & Leisure - 0.5%
Churchill Downs, Inc.	34,000	2,381,360
Household Durables - 3.5%
Helen of Troy, Ltd. (A)	23,500	901,460
La-Z-Boy, Inc.	73,000	1,377,510
MDC Holdings, Inc. (B)	23,425	858,526
Mohawk Industries, Inc. (A)	18,825	2,129,484
Newell Rubbermaid, Inc.	196,425	5,126,693
Ryland Group, Inc. (B)	75,300	3,133,986
Whirlpool Corp.	17,335	2,053,504
Household Products - 0.7%
Spectrum Brands Holdings, Inc. - Class A	52,000	2,942,680
Independent Power Producers & Energy Traders - 1.8%
AES Corp.	215,825	2,712,920
NRG Energy, Inc.	208,600	5,525,814

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance - 8.5%
Alleghany Corp. (A)	4,531	$1,793,914
Allstate Corp.	46,800	2,296,476
Aspen Insurance Holdings, Ltd.	46,000	1,774,680
eHealth, Inc. (A)	36,000	643,680
Fidelity National Financial, Inc. - Class A	179,575	4,530,677
HCC Insurance Holdings, Inc.	64,100	2,694,123
Lincoln National Corp.	252,725	8,241,362
Selective Insurance Group, Inc.	127,358	3,057,866
United Fire Group, Inc.	131,564	3,350,935
Unum Group	81,350	2,298,137
Validus Holdings, Ltd.	204,725	7,650,573
Internet Software & Services - 1.6%
AOL, Inc. (A) (B)	50,300	1,936,047
Blucora, Inc. (A) (B)	40,000	619,200
IAC/InterActiveCorp	38,000	1,697,840
ValueClick, Inc. (A)	65,925	1,948,084
XO Group, Inc. (A)	95,000	950,000
IT Services - 1.7%
CoreLogic, Inc. (A)	69,650	1,801,149
Fidelity National Information Services, Inc.	107,850	4,273,017
Global Payments, Inc.	27,500	1,365,650
Sykes Enterprises, Inc. (A)	28,100	448,476
Machinery - 4.1%
AGCO Corp.	42,475	2,213,797
Altra Holdings, Inc. (B)	67,000	1,823,740
CIRCOR International, Inc.	40,500	1,721,250
Columbus McKinnon Corp. (A)	27,000	519,750
Crane Co.	20,000	1,117,200
Mueller Industries, Inc.	44,500	2,371,405
NN, Inc. (A) (B)	120,000	1,135,200
Oshkosh Corp. (A)	21,000	892,290
Terex Corp.	100,025	3,442,860
Trinity Industries, Inc.	44,150	2,001,320
Wabash National Corp. (A) (B)	100,000	1,016,000
Woodward, Inc.	11,100	441,336
Media - 0.9%
Gannett Co., Inc. (B)	185,800	4,063,446
Metals & Mining - 1.1%
Kaiser Aluminum Corp. (B)	15,000	969,750
Nucor Corp.	85,975	3,967,746
Multi-Utilities - 2.5%
CMS Energy Corp.	168,525	4,708,588
NiSource, Inc. - Class B	121,500	3,564,810
NorthWestern Corp.	73,000	2,909,780
Office Electronics - 0.4%
Xerox Corp.	202,400	1,740,640
Oil, Gas & Consumable Fuels - 5.6%
Energen Corp.	85,850	4,465,058
Hess Corp.	39,325	2,816,063
HollyFrontier Corp.	48,800	2,510,760
Peabody Energy Corp.	163,975	3,468,071
SM Energy Co.	32,000	1,895,040
Valero Energy Corp.	58,550	2,663,440
W&T Offshore, Inc. (B)	100,000	1,420,000
Western Refining, Inc. (B)	39,100	1,384,531
Whiting Petroleum Corp. (A)	95,225	4,841,239
Paper & Forest Products - 2.0%
Domtar Corp.	23,500	1,824,070
International Paper Co.	108,125	5,036,462
P.H. Glatfelter Co.	93,000	2,174,340
Pharmaceuticals - 1.0%
Jazz Pharmaceuticals PLC (A)	50,425	2,819,262
Nektar Therapeutics (A) (B)	161,445	1,775,895
Professional Services - 1.3%
FTI Consulting, Inc. (A)	24,500	922,670

	Shares	Value
COMMON STOCKS (continued)
Professional Services (continued)
On Assignment, Inc. (A) (B)	65,000	$1,645,150
Towers Watson & Co. - Class A	49,300	3,417,476
Real Estate Investment Trusts - 6.7%
BioMed Realty Trust, Inc.	202,800	4,380,480
Brandywine Realty Trust	560,650	8,325,653
CBL & Associates Properties, Inc.	88,000	2,076,800
DiamondRock Hospitality Co.	150,000	1,396,500
Equity One, Inc.	65,000	1,558,050
Excel Trust, Inc. (B)	180,593	2,465,094
Home Properties, Inc. (B)	15,500	983,010
Kilroy Realty Corp. (B)	102,550	5,373,620
National Retail Properties, Inc.	63,000	2,278,710
Weingarten Realty Investors (B)	48,500	1,530,175
Real Estate Management & Development - 0.8%
CBRE Group, Inc. - Class A (A)	134,775	3,403,069
Road & Rail - 1.4%
AMERCO	10,500	1,822,170
Ryder System, Inc. - Class A	74,700	4,463,325
Semiconductors & Semiconductor Equipment - 5.9%
Broadcom Corp. - Class A	54,950	1,905,117
Brooks Automation, Inc. - Class A	153,000	1,557,540
Entegris, Inc. (A)	160,000	1,577,600
KLA-Tencor Corp.	57,850	3,051,009
LTX-Credence Corp. (A)	250,000	1,510,000
Micron Technology, Inc. (A)	275,325	2,747,743
MKS Instruments, Inc.	40,000	1,088,000
NXP Semiconductor NV (A)	144,900	4,384,674
OmniVision Technologies, Inc. (A) (B)	160,000	2,204,800
RF Micro Devices, Inc. (A)	175,000	931,000
Silicon Motion Technology Corp. - ADR	105,000	1,228,500
Skyworks Solutions, Inc.	158,925	3,501,118
Veeco Instruments, Inc. (A) (B)	23,000	881,590
Software - 2.0%
AVG Technologies NV (A) (B)	61,800	860,256
Electronic Arts, Inc. (A)	90,000	1,593,000
Progress Software Corp. (A)	35,700	813,246
Seachange International, Inc. (A)	70,000	832,300
Symantec Corp. (A)	137,500	3,393,500
Websense, Inc. (A)	98,000	1,470,000
Specialty Retail - 5.0%
Abercrombie & Fitch Co. - Class A	117,575	5,431,965
American Eagle Outfitters, Inc.	72,300	1,352,010
ANN, Inc. (A)	48,105	1,396,007
Express, Inc. (A)	66,000	1,175,460
Finish Line, Inc. - Class A (B)	78,500	1,537,815
Foot Locker, Inc.	125,125	4,284,280
GameStop Corp. - Class A (B)	52,000	1,454,440
GNC Holdings, Inc. - Class A (B)	99,275	3,899,522
Staples, Inc.	136,375	1,831,516
Textiles, Apparel & Luxury Goods - 0.4%
Oxford Industries, Inc. (B)	14,800	785,880
Steven Madden, Ltd. - Class B (A)	29,000	1,251,060
Thrifts & Mortgage Finance - 2.4%
Berkshire Hills Bancorp, Inc.	66,387	1,695,524
Brookline Bancorp, Inc.	98,000	895,720
Dime Community Bancshares, Inc.	98,000	1,407,280
Oritani Financial Corp.	21,500	333,035
Provident Financial Services, Inc.	59,500	908,565
Provident New York Bancorp (B)	145,000	1,315,150
TrustCo Bank Corp. NY (B)	117,000	652,860
United Financial Bancorp, Inc.	81,821	1,243,679
Washington Federal, Inc.	128,000	2,240,000

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 0.9%
United Rentals, Inc. (A) (B)	77,725	$4,272,543

Total Common Stocks (cost $390,368,261)		441,087,511

SECURITIES LENDING COLLATERAL - 10.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (C)	46,161,187	46,161,187

Total Securities Lending Collateral (cost $46,161,187)		46,161,187

	Principal	Value
REPURCHASE AGREEMENT - 4.2%
State Street Bank & Trust Co. 0.03% (C), dated 03/28/2013, to be repurchased at $18,782,551 on 04/01/2013. Collateralized by U.S. Government Agency Obligations, 2.50%, due 11/01/2027 - 11/20/2027, and with a total value of $19,159,660.	$18,782,488	18,782,488

Total Repurchase Agreement (cost $18,782,488)		18,782,488

Total Investment Securities (cost $455,311,936) (D)		506,031,186
Other Assets and Liabilities - Net		(55,061,144)

Net Assets		$450,970,042

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $45,010,967. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at March 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $455,311,936. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $57,177,486 and $6,458,236, respectively. Net unrealized appreciation for tax purposes is $50,719,250.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Common Stocks	$441,087,511	$—	$—	$441,087,511
Securities Lending Collateral	46,161,187	—	—	46,161,187
Repurchase Agreement	—	18,782,488	—	18,782,488

Total Investment Securities	$487,248,698	$18,782,488	$—	$506,031,186

Other Assets (F)
Cash	$187,998	$—	$—	$187,998

Total Other Assets	$187,998	$—	$—	$187,998

Other Liabilities (F)
Collateral for Securities on Loan	$—	$(46,161,187)	$—	$(46,161,187)

Total Other Liabilities	$—	$(46,161,187)	$—	$(46,161,187)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Aerospace & Defense - 2.7%
Esterline Technologies Corp. (A)	19,800	$1,498,860
GenCorp, Inc. (A) (B)	55,400	736,820
HEICO Corp. - Class A	35,445	1,216,118
Hexcel Corp. (A)	16,800	487,368
Teledyne Technologies, Inc. (A)	26,300	2,062,972
TransDigm Group, Inc.	15,500	2,370,260
Triumph Group, Inc.	25,900	2,033,150
Air Freight & Logistics - 0.2%
Hub Group, Inc. - Class A (A)	16,400	630,744
Airlines - 0.2%
Allegiant Travel Co. - Class A	6,900	612,582
Auto Components - 0.7%
Dana Holding Corp.	47,800	852,274
Tenneco, Inc. (A)	34,100	1,340,471
TRW Automotive Holdings Corp. (A)	11,400	627,000
Beverages - 0.8%
Boston Beer Co., Inc. - Class A (A)	19,100	3,049,124
Biotechnology - 7.1%
Acorda Therapeutics, Inc. (A)	19,600	627,788
Aegerion Pharmaceuticals, Inc. (A) (B)	4,600	185,564
Alkermes PLC (A)	70,100	1,662,071
Alnylam Pharmaceuticals, Inc. (A) (B)	21,400	521,518
Ariad Pharmaceuticals, Inc. (A)	71,700	1,297,053
BioMarin Pharmaceutical, Inc. (A) (B)	39,500	2,459,270
Cepheid, Inc. (A) (B)	39,000	1,496,430
Cubist Pharmaceuticals, Inc. (A)	45,000	2,106,900
Dendreon Corp. - Class A (A) (B)	7,700	36,421
Halozyme Therapeutics, Inc. (A) (B)	38,900	224,453
Idenix Pharmaceuticals, Inc. (A) (B)	59,400	211,464
Incyte Corp., Ltd. (A) (B)	101,300	2,371,433
Infinity Pharmaceuticals, Inc. (A)	16,400	794,908
InterMune, Inc. (A) (B)	24,300	219,915
Lexicon Pharmaceuticals, Inc. (A) (B)	42,400	92,432
Medivation, Inc. (A)	31,500	1,473,255
NPS Pharmaceuticals, Inc. (A) (B)	27,800	283,282
Onyx Pharmaceuticals, Inc. (A)	26,100	2,319,246
Pharmacyclics, Inc. (A)	29,600	2,380,136
Regeneron Pharmaceuticals, Inc. - Class A (A)	16,100	2,840,040
Rigel Pharmaceuticals, Inc. (A)	34,100	231,539
Seattle Genetics, Inc. (A) (B)	39,100	1,388,441
Theravance, Inc. - Class A (A) (B)	33,500	791,270
United Therapeutics Corp. (A) (B)	23,600	1,436,532
Capital Markets - 1.6%
Affiliated Managers Group, Inc. (A)	13,900	2,134,623
Cohen & Steers, Inc. - Class A (B)	3,800	137,066
E*TRADE Financial Corp. (A)	74,360	796,395
Stifel Financial Corp. (A)	3,849	133,445
Virtus Investment Partners, Inc. (A)	9,300	1,732,404
Waddell & Reed Financial, Inc. - Class A	29,100	1,273,998
Chemicals - 2.6%
Koppers Holdings, Inc.	11,500	505,770
NewMarket Corp. (B)	9,100	2,369,276
Rockwood Holdings, Inc.	40,900	2,676,496
Stepan Co.	29,000	1,829,900
WR Grace & Co. (A)	36,400	2,821,364
Commercial Banks - 1.2%
Signature Bank (A)	25,200	1,984,752

	Shares	Value
COMMON STOCKS (continued)
Commercial Banks (continued)
SVB Financial Group (A)	19,500	$1,383,330
Texas Capital Bancshares, Inc. (A)	34,200	1,383,390
Commercial Services & Supplies - 2.4%
Brink’s Co.	4,200	118,692
Cenveo, Inc. (A) (B)	23,800	51,170
Clean Harbors, Inc. (A)	52,700	3,061,343
Healthcare Services Group Inc.	48,300	1,237,929
Rollins, Inc.	47,450	1,164,898
Team, Inc. (A)	27,700	1,137,639
US Ecology, Inc.	25,300	671,715
Waste Connections, Inc.	55,887	2,010,814
Communications Equipment - 1.8%
ADTRAN, Inc. (B)	53,900	1,059,135
Aruba Networks, Inc. (A) (B)	75,200	1,860,448
JDS Uniphase Corp. (A)	98,000	1,310,260
Plantronics, Inc. (B)	38,300	1,692,477
Polycom, Inc. (A)	50,324	557,590
Riverbed Technology, Inc. (A)	25,962	387,093
Computers & Peripherals - 0.6%
Stratasys, Ltd. (A) (B)	9,000	667,980
Synaptics, Inc. (A) (B)	41,500	1,688,635
Consumer Finance - 1.0%
Portfolio Recovery Associates, Inc. (A)	18,500	2,348,020
World Acceptance Corp. (A) (B)	19,000	1,631,530
Containers & Packaging - 0.4%
Graphic Packaging Holding Co. (A)	86,900	650,881
Rock-Tenn Co. - Class A	11,300	1,048,527
Distributors - 0.3%
LKQ Corp. (A)	54,600	1,188,096
Diversified Consumer Services - 0.9%
American Public Education, Inc. (A) (B)	25,600	893,184
Ascent Capital Group, Inc. (A)	15,300	1,138,932
Sotheby’s - Class A	18,300	684,603
Steiner Leisure, Ltd. - Class A (A)	9,000	435,240
Weight Watchers International, Inc. - Class A (B)	8,649	364,209
Diversified Financial Services - 0.3%
MSCI, Inc. - Class A (A)	14,588	494,971
NewStar Financial, Inc. (A) (B)	40,900	541,107
Diversified Telecommunication Services - 0.7%
Premiere Global Services, Inc. (A) (B)	31,100	341,789
tw telecom, Inc. - Class A (A)	88,800	2,236,872
Electrical Equipment - 0.8%
Acuity Brands, Inc. (B)	33,100	2,295,485
II-VI, Inc. (A)	45,600	777,024
Electronic Equipment & Instruments - 1.3%
Anixter International, Inc.	29,000	2,027,680
Coherent, Inc.	24,900	1,412,826
Itron, Inc. (A)	13,100	607,840
Power-One, Inc. (A) (B)	43,700	181,355
RealD, Inc. (A) (B)	13,400	174,200
Trimble Navigation, Ltd. (A)	17,200	515,312
Energy Equipment & Services - 3.0%
Atwood Oceanics, Inc. (A)	30,100	1,581,454
Core Laboratories NV	12,900	1,779,168
Dawson Geophysical Co. (A) (B)	5,400	162,000
Dril-Quip, Inc. - Class A (A)	18,300	1,595,211
Gulf Island Fabrication, Inc.	11,900	250,614
ION Geophysical Corp. (A) (B)	46,400	315,984
Lufkin Industries, Inc. (B)	14,700	975,933
Oceaneering International, Inc.	24,500	1,627,045
Oil States International, Inc. (A)	23,200	1,892,424
Superior Energy Services, Inc. (A)	17,358	450,787

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Tesco Corp. - Class B (A) (B)	29,100	$389,649
Unit Corp. (A)	10,900	496,495
Food & Staples Retailing - 0.6%
Susser Holdings Corp. (A) (B)	44,100	2,253,951
Food Products - 1.2%
J&J Snack Foods Corp.	27,400	2,106,786
TreeHouse Foods, Inc. (A)	38,800	2,527,820
Health Care Equipment & Supplies - 3.3%
ArthroCare Corp. (A)	28,900	1,004,564
Cooper Cos., Inc.	17,800	1,920,264
Edwards Lifesciences Corp. (A)	3,500	287,560
HeartWare International, Inc. (A) (B)	8,300	733,969
ICU Medical, Inc. - Class B (A)	12,900	760,455
IDEXX Laboratories, Inc. (A) (B)	19,500	1,801,605
Integra LifeSciences Holdings Corp. (A)	7,700	300,377
Masimo Corp. (B)	19,300	378,666
Meridian Bioscience, Inc. (B)	11,950	272,699
Orthofix International NV - Series B (A)	24,700	885,989
Sirona Dental Systems, Inc. (A)	36,500	2,691,145
Thoratec Corp. (A)	27,000	1,012,500
Volcano Corp. (A)	31,000	690,060
Health Care Providers & Services - 3.7%
Air Methods Corp. (B)	34,400	1,659,456
Bio-Reference Labs, Inc. (A) (B)	29,000	753,420
Catamaran Corp. (A)	23,422	1,242,069
Centene Corp. (A)	30,000	1,321,200
Chemed Corp. (B)	11,800	943,764
Corvel Corp. (A) (B)	12,500	618,625
HealthSouth Corp. (A) (B)	39,700	1,046,889
MEDNAX, Inc. (A) (B)	21,500	1,927,045
MWI Veterinary Supply, Inc. - Class A (A) (B)	13,800	1,825,188
PharMerica Corp. (A)	6,600	92,400
Team Health Holdings, Inc. (A)	45,500	1,655,290
WellCare Health Plans, Inc. (A)	22,600	1,309,896
Health Care Technology - 0.4%
HMS Holdings Corp. (A) (B)	58,400	1,585,560
Hotels, Restaurants & Leisure - 2.4%
Cheesecake Factory, Inc. (B)	23,800	918,918
Choice Hotels International, Inc. (B)	30,800	1,303,148
Denny’s Corp. (A) (B)	251,800	1,452,886
Panera Bread Co. - Class A (A)	12,400	2,048,976
Red Robin Gourmet Burgers, Inc. (A)	22,700	1,035,120
Six Flags Entertainment Corp.	34,600	2,507,808
Household Durables - 0.9%
iRobot Corp. (A) (B)	34,900	895,534
NACCO Industries, Inc. - Class A	5,800	309,488
Tempur-Pedic International, Inc. (A) (B)	42,000	2,084,460
Household Products - 0.1%
Church & Dwight Co., Inc.	8,200	529,966
Insurance - 0.3%
Amtrust Financial Services, Inc. (B)	35,349	1,224,843
Internet & Catalog Retail - 1.7%
HSN, Inc.	57,900	3,176,394
Liberty Ventures - Series A (A)	25,000	1,889,500
Shutterfly, Inc. (A) (B)	34,000	1,501,780
Internet Software & Services - 2.0%
Cornerstone OnDemand, Inc. - Class A (A)	45,300	1,544,730
j2 Global, Inc. (B)	27,800	1,090,038
MercadoLibre, Inc. (B)	17,900	1,728,424
Perficient, Inc. (A)	32,400	377,784
SINA Corp. (A)	1,000	48,590
Sohu.com, Inc. (A)	7,700	381,997

	Shares	Value
COMMON STOCKS (continued)
Internet Software & Services (continued)
ValueClick, Inc. (A) (B)	56,100	$1,657,755
WebMD Health Corp. - Class A (A)	31,300	761,216
IT Services - 4.4%
Cardtronics, Inc. (A)	62,000	1,702,520
Gartner, Inc. (A)	62,000	3,373,420
Genpact, Ltd.	25,900	471,121
Global Payments, Inc.	5,220	259,225
Heartland Payment Systems, Inc. (B)	63,120	2,081,066
Jack Henry & Associates, Inc.	33,500	1,548,035
MAXIMUS, Inc. - Class A	50,300	4,022,491
TeleTech Holdings, Inc. (A)	19,300	409,353
Unisys Corp. (A)	33,690	766,448
VeriFone Systems, Inc. (A)	13,600	281,248
WEX, Inc. (A)	26,700	2,095,950
Leisure Equipment & Products - 2.0%
Brunswick Corp. - Class B	67,500	2,309,850
Polaris Industries, Inc. (B)	36,600	3,385,134
Pool Corp.	41,600	1,996,800
Life Sciences Tools & Services - 1.5%
AMAG Pharmaceuticals, Inc. (A)	16,400	391,140
Bio-Rad Laboratories, Inc. - Class A (A)	8,400	1,058,400
Bruker Corp. (A)	48,900	933,990
Exelixis, Inc. (A) (B)	115,600	534,072
Illumina, Inc. (A) (B)	11,800	637,200
Mettler-Toledo International, Inc. (A)	4,700	1,002,134
PAREXEL International Corp. (A)	32,300	1,276,173
Machinery - 7.6%
3D Systems Corp. (A) (B)	72,649	2,342,204
Actuant Corp. - Class A	45,500	1,393,210
Chart Industries, Inc. (A)	14,400	1,152,144
Gardner Denver, Inc.	15,300	1,149,183
Graco, Inc. - Class A	27,000	1,566,810
Hyster-Yale Materials Handling, Inc.	12,800	730,752
IDEX Corp.	27,200	1,453,024
John Bean Technologies Corp.	17,900	371,425
Lincoln Electric Holdings, Inc.	44,900	2,432,682
Middleby Corp. (A)	21,700	3,301,655
Nordson Corp.	43,600	2,875,420
Standex International Corp.	13,800	762,036
Sun Hydraulics Corp.	18,900	614,439
Toro Co.	51,900	2,389,476
Valmont Industries, Inc.	18,000	2,830,860
Wabtec Corp.	29,500	3,012,245
Woodward, Inc.	24,400	970,144
Marine - 0.7%
Kirby Corp. (A)	37,400	2,872,320
Media - 1.9%
Digital Generation, Inc. (A) (B)	29,300	188,399
John Wiley & Sons, Inc. - Class A	9,600	374,016
Liberty Media Corp. (A)	7,300	814,899
Live Nation Entertainment, Inc. (A)	78,700	973,519
Madison Square Garden Co. (A)	57,100	3,288,960
Sirius XM Radio, Inc.	216,400	666,512
Starz - Liberty Capital (A)	37,700	835,055
Metals & Mining - 0.8%
Allied Nevada Gold Corp. (A)	22,200	365,412
Compass Minerals International, Inc. (B)	13,100	1,033,590
Royal Gold, Inc. (B)	11,300	802,639
Stillwater Mining Co. (A)	59,500	769,335
Multiline Retail - 0.2%
Big Lots, Inc. (A) (B)	26,700	941,709
Oil, Gas & Consumable Fuels - 3.3%
Bill Barrett Corp. (A) (B)	26,200	531,074
Clayton Williams Energy, Inc. (A)	17,400	760,902

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Contango Oil & Gas Co. - Class A	32,500	$1,302,925
Delek US Holdings, Inc.	23,600	931,256
Energy XXI Bermuda, Ltd. (B)	34,400	936,368
Gran Tierra Energy, Inc. (A)	134,060	788,273
Halcon Resources Corp. (A)	84,600	659,034
Northern Oil and Gas, Inc. (A) (B)	36,700	527,746
Oasis Petroleum, Inc. (A)	37,600	1,431,432
Rosetta Resources, Inc. (A)	36,000	1,712,880
SemGroup Corp. - Class A (A)	32,700	1,691,244
SM Energy Co.	27,700	1,640,394
Paper & Forest Products - 0.5%
Clearwater Paper Corp. (A)	11,600	611,204
KapStone Paper and Packaging Corp.	51,000	1,417,800
Personal Products - 1.0%
Herbalife, Ltd. (B)	25,000	936,250
Nu Skin Enterprises, Inc. - Class A (B)	32,200	1,423,240
Prestige Brands Holdings, Inc. (A)	62,000	1,592,780
Pharmaceuticals - 2.4%
Akorn, Inc. - Class A (A) (B)	56,700	784,161
Auxilium Pharmaceuticals, Inc. (A)	23,900	412,992
AVANIR Pharmaceuticals, Inc. - Class A (A) (B)	114,400	313,456
Cadence Pharmaceuticals, Inc. - Class A (A) (B)	25,900	173,271
Jazz Pharmaceuticals PLC (A)	26,900	1,503,979
Medicines Co. (A)	56,000	1,871,520
Nektar Therapeutics (A) (B)	36,800	404,800
Questcor Pharmaceuticals, Inc. (B)	29,400	956,676
Salix Pharmaceuticals, Ltd. (A)	24,400	1,248,792
ViroPharma, Inc. (A) (B)	49,100	1,235,356
XenoPort, Inc. (A)	29,700	212,355
Professional Services - 1.2%
Advisory Board Co. (A)	38,900	2,043,028
Exponent, Inc. (B)	14,900	803,706
Huron Consulting Group, Inc. (A) (B)	31,700	1,278,144
RPX Corp. - Class A (A)	28,900	407,779
Real Estate Investment Trusts - 1.0%
DuPont Fabros Technology, Inc. (B)	26,300	638,301
Sabra Healthcare REIT, Inc. (B)	33,466	970,849
Strategic Hotels & Resorts, Inc. (A)	76,600	639,610
Taubman Centers, Inc.	21,300	1,654,158
Real Estate Management & Development - 1.4%
Altisource Asset Management Corp. (A) (B)	2,570	346,950
Altisource Portfolio Solutions SA (A)	24,200	1,687,950
Altisource Residential Corp. - Class B (A) (B)	10,833	216,660
Forest City Enterprises, Inc. - Class A (A)	80,000	1,421,600
Jones Lang LaSalle, Inc.	10,200	1,013,982
Kennedy-Wilson Holdings, Inc. (B)	41,600	645,216
Road & Rail - 1.8%
AMERCO	7,700	1,336,258
Avis Budget Group, Inc. (A)	51,900	1,444,377
Landstar System, Inc.	27,200	1,552,848
Old Dominion Freight Line, Inc. (A)	65,198	2,490,564
Semiconductors & Semiconductor Equipment - 3.2%
Amkor Technology, Inc. (A) (B)	51,400	205,600
Atmel Corp. (A)	43,400	302,064
Cabot Microelectronics Corp. - Class A (A) (B)	13,300	462,175
Cavium, Inc. (A) (B)	51,000	1,979,310
Cymer, Inc. (A)	15,300	1,470,330
Cypress Semiconductor Corp. (A) (B)	71,900	793,057
Diodes, Inc. (A)	43,000	902,140
Hittite Microwave Corp. (A)	26,900	1,629,064
Microsemi Corp. (A)	50,100	1,160,817

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Semtech Corp. (A)	28,000	$990,920
Silicon Laboratories, Inc. (A)	14,800	612,128
Teradyne, Inc. (A) (B)	55,700	903,454
TriQuint Semiconductor, Inc. (A) (B)	57,900	292,395
Veeco Instruments, Inc. (A) (B)	18,400	705,272
Software - 8.5%
Actuate Corp. (A)	33,900	203,400
ANSYS, Inc. (A)	11,289	919,150
Aspen Technology, Inc. (A)	61,800	1,995,522
CommVault Systems, Inc. (A)	42,500	3,484,150
Computer Modelling Group, Ltd.	33,600	697,568
Concur Technologies, Inc. (A) (B)	25,300	1,737,098
Ebix, Inc. (B)	49,400	801,268
FactSet Research Systems, Inc. (B)	14,350	1,328,810
Fortinet, Inc. (A)	68,100	1,612,608
Informatica Corp. (A)	47,400	1,633,878
MICROS Systems, Inc. (A) (B)	38,700	1,761,237
Monotype Imaging Holdings, Inc.	34,000	807,500
Netscout Systems, Inc. (A)	57,100	1,402,947
Progress Software Corp. (A)	20,650	470,407
PTC, Inc. (A)	58,100	1,480,969
Rovi Corp. (A)	23,400	500,994
SolarWinds, Inc. (A)	31,100	1,838,010
Solera Holdings, Inc.	12,200	711,626
Sourcefire, Inc. (A)	34,000	2,013,820
TIBCO Software, Inc. (A)	89,500	1,809,690
Tyler Technologies, Inc. (A)	37,800	2,315,628
Ultimate Software Group, Inc. (A) (B)	30,700	3,197,712
Specialty Retail - 4.9%
Aaron’s, Inc.	50,150	1,438,302
Aeropostale, Inc. (A) (B)	40,925	556,580
Ascena Retail Group, Inc. - Class B (A)	105,000	1,947,750
Buckle, Inc. (B)	25,200	1,175,580
Chico’s FAS, Inc.	85,000	1,428,000
Children’s Place Retail Stores, Inc. (A)	17,800	797,796
DSW, Inc. - Class A	36,800	2,347,840
Guess?, Inc. (B)	16,600	412,178
Hibbett Sports, Inc. (A) (B)	24,400	1,372,988
Monro Muffler Brake, Inc. (B)	59,650	2,368,701
Sally Beauty Holdings, Inc. (A)	107,900	3,170,102
Tractor Supply Co.	20,100	2,093,013
Textiles, Apparel & Luxury Goods - 1.8%
Deckers Outdoor Corp. (A) (B)	19,500	1,085,955
Fossil, Inc. (A)	11,612	1,121,719
Hanesbrands, Inc. (A)	22,600	1,029,656
Iconix Brand Group, Inc. (A) (B)	40,800	1,055,496
PVH Corp.	19,677	2,101,700
True Religion Apparel, Inc.	22,700	592,697
Thrifts & Mortgage Finance - 0.5%
MGIC Investment Corp. (A)	77,600	384,120
Ocwen Financial Corp. - Class B (A)	25,600	970,752
Radian Group, Inc. (B)	57,000	610,470
Trading Companies & Distributors - 1.1%
Beacon Roofing Supply, Inc. (A) (B)	46,300	1,789,958
United Rentals, Inc. (A)	44,002	2,418,790
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. - Class A (A)	13,900	1,001,078

Total Common Stocks (cost $312,142,451)		383,212,068

SECURITIES LENDING COLLATERAL - 19.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (C)	76,267,564	76,267,564

Total Securities Lending Collateral (cost $76,267,564)		76,267,564

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
State Street Bank & Trust Co. 0.03% (C), dated 03/28/2013, to be repurchased at $4,942,070 on 04/01/2013. Collateralized by U.S. Government Agency Obligations, 2.50% - 3.50%, due 12/15/2027 - 01/01/2032, and with a total value of $5,044,918.	$4,942,054	4,942,054

Total Repurchase Agreement (cost $4,942,054)		4,942,054

Total Investment Securities (cost $393,352,069) (D)		464,421,686
Other Assets and Liabilities - Net		(78,082,438)

Net Assets		$386,339,248

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $74,453,901. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at March 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $393,352,069. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $81,138,783 and $10,069,166, respectively. Net unrealized appreciation for tax purposes is $71,069,617.

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Common Stocks	$383,212,068	$—	$—	$383,212,068
Securities Lending Collateral	76,267,564	—	—	76,267,564
Repurchase Agreement	—	4,942,054	—	4,942,054

Total Investment Securities	$459,479,632	$4,942,054	$—	$464,421,686

Other Assets (F)
Cash	$13,693	$—	$—	$13,693
Foreign Currency	5,141	—	—	5,141

Total Other Assets	$18,834	$—	$—	$18,834

Other Liabilities (F)
Collateral for Securities on Loan	$—	$(76,267,564)	$—	$(76,267,564)

Total Other Liabilities	$—	$(76,267,564)	$—	$(76,267,564)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Third Avenue Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 89.6%
France - 3.3%
Sanofi	34,550	$3,510,705
Vivendi SA	77,000	1,590,591
Germany - 0.7%
Lanxess AG	14,681	1,041,059
Hong Kong - 13.6%
Cheung Kong Holdings, Ltd.	409,847	6,050,649
Henderson Land Development Co., Ltd.	914,478	6,249,629
Hutchison Whampoa, Ltd.	648,912	6,767,032
Wheelock & Co., Ltd.	398,000	2,132,908
Japan - 8.6%
Daiwa Securities Group, Inc. (A)	290,000	2,039,411
Mitsui Fudosan Co., Ltd. (A)	142,538	3,995,940
Toyota Industries Corp.	200,193	7,326,339
Korea, Republic of - 3.4%
POSCO - ADR	71,839	5,295,253
Sweden - 2.2%
Investor AB - Class B	120,000	3,465,637
Switzerland - 2.8%
Pargesa Holding SA	64,000	4,345,096
United Kingdom - 1.7%
Segro PLC - REIT	683,823	2,642,265
United States - 53.3%
Alamo Group, Inc. (A)	11,293	431,957
Alleghany Corp. (B)	8,200	3,246,544
Allscripts Healthcare Solutions, Inc. (B)	40,000	543,600
Applied Materials, Inc. - Class A	343,039	4,624,166
AVX Corp.	364,152	4,333,409
Bank of New York Mellon Corp.	251,559	7,041,136
Bristow Group, Inc. (A)	41,676	2,748,116
Brookfield Asset Management, Inc. - Class A	210,376	7,676,620
Capital Southwest Corp.	6,895	792,925
Comerica, Inc. - Class A (A)	135,000	4,853,250
Devon Energy Corp. - Class A	103,500	5,839,470
Electronics for Imaging, Inc. - Class B (B)	114,921	2,914,397
EnCana Corp.	159,000	3,094,140
Forest City Enterprises, Inc. - Class A (A) (B)	256,423	4,556,637
Haemonetics Corp. (A) (B)	16,000	666,560
Intel Corp.	150,039	3,278,352
Investment Technology Group, Inc. (A) (B)	157,889	1,743,095
KeyCorp	420,000	4,183,200
Leucadia National Corp.	115,000	3,154,450
Lowe’s Cos., Inc.	42,000	1,592,640
NVIDIA Corp.	130,000	1,666,600
SEACOR Holdings, Inc.	10,500	773,640
Symantec Corp. (B)	80,000	1,974,400
Tejon Ranch Co. (A) (B)	58,444	1,740,462
Tellabs, Inc.	466,171	974,297
Westwood Holdings Group, Inc. (A)	53,207	2,363,987
Weyerhaeuser Co. - REIT	65,000	2,039,700
White Mountains Insurance Group, Ltd. (A)	6,950	3,941,484

Total Common Stocks (cost $116,778,080)		139,241,748

	Shares	Value
SECURITIES LENDING COLLATERAL - 12.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (C)	18,779,060	$18,779,060

Total Securities Lending Collateral (cost $18,779,060)		18,779,060

	Principal	Value
REPURCHASE AGREEMENT - 10.4%
State Street Bank & Trust Co. 0.03% (C), dated 03/28/2013, to be repurchased at $16,214,634 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/20/2027, and with a value of $16,538,935.	$16,214,579	16,214,579

Total Repurchase Agreement (cost $16,214,579)		16,214,579

Total Investment Securities (cost $151,771,719) (D)		174,235,387
Other Assets and Liabilities - Net		(18,766,656)

Net Assets		$155,468,731

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica Third Avenue Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Real Estate Management & Development	18.6%	$32,402,845
Capital Markets	8.0	13,980,554
Diversified Financial Services	6.3	10,965,183
Semiconductors & Semiconductor Equipment	5.5	9,569,118
Commercial Banks	5.2	9,036,450
Oil, Gas & Consumable Fuels	5.1	8,933,610
Auto Components	4.2	7,326,339
Insurance	4.1	7,188,028
Industrial Conglomerates	3.9	6,767,032
Metals & Mining	3.0	5,295,253
Real Estate Investment Trusts	2.7	4,681,965
Electronic Equipment & Instruments	2.5	4,333,409
Energy Equipment & Services	2.0	3,521,756
Pharmaceuticals	2.0	3,510,705
Computers & Peripherals	1.7	2,914,397
Software	1.1	1,974,400
Specialty Retail	0.9	1,592,640
Media	0.9	1,590,591
Chemicals	0.6	1,041,059
Communications Equipment	0.6	974,297
Health Care Equipment & Supplies	0.4	666,560
Health Care Technology	0.3	543,600
Machinery	0.3	431,957

Investment Securities, at Value	79.9	139,241,748
Short-Term Investments	20.1	34,993,639

Total Investments	100.0%	$174,235,387

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $18,220,491. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at March 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $151,771,719. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $30,047,581 and $7,583,913, respectively. Net unrealized appreciation for tax purposes is $22,463,668.

DEFINITIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Common Stocks	$88,084,487	$51,157,261	$—	$139,241,748
Securities Lending Collateral	18,779,060	—	—	18,779,060
Repurchase Agreement	—	16,214,579	—	16,214,579

Total Investment Securities	$106,863,547	$67,371,840	$—	$174,235,387

Other Assets (F)
Cash	$47,460	$—	$—	$47,460

Total Other Assets	$47,460	$—	$—	$47,460

Other Liabilities (F)
Collateral for Securities on Loan	$—	$(18,779,060)	$—	$(18,779,060)

Total Other Liabilities	$—	$(18,779,060)	$—	$(18,779,060)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica WMC Diversified Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 100.0%
Aerospace & Defense - 5.0%
Boeing Co.	523,080	$44,906,418
Honeywell International, Inc.	571,093	43,031,857
United Technologies Corp.	408,060	38,125,046
Automobiles - 0.5%
Ford Motor Co.	1,049,525	13,801,254
Beverages - 2.0%
Anheuser-Busch InBev NV - ADR	163,429	16,269,357
Coca-Cola Co.	843,581	34,114,416
Biotechnology - 6.7%
Amgen, Inc.	624,240	63,990,842
Biogen IDEC, Inc. (A)	160,175	30,899,359
Celgene Corp. (A)	325,927	37,778,199
Gilead Sciences, Inc. (A)	751,822	36,786,651
Chemicals - 2.3%
Monsanto Co.	396,107	41,840,783
Sherwin-Williams Co.	94,462	15,953,687
Commercial Services & Supplies - 0.9%
ADT Corp.	239,053	11,699,254
Tyco International, Ltd.	330,459	10,574,688
Communications Equipment - 6.6%
Cisco Systems, Inc.	6,198,563	129,611,952
Emulex Corp. (A) (B)	726,031	4,740,983
F5 Networks, Inc. - Class B (A)	64,865	5,778,174
QUALCOMM, Inc.	404,686	27,093,728
Computers & Peripherals - 5.4%
Apple, Inc.	150,008	66,398,041
NetApp, Inc. (A)	1,064,395	36,359,733
QLogic Corp. (A)	288,763	3,349,651
SanDisk Corp. (A)	348,908	19,189,940
Western Digital Corp.	190,673	9,587,038
Consumer Finance - 1.4%
American Express Co.	513,096	34,613,456
Diversified Consumer Services - 0.0% (C)
ITT Educational Services, Inc. (A) (B)	74,578	1,027,685
Diversified Financial Services - 2.5%
Bank of America Corp.	3,440,527	41,905,619
JPMorgan Chase & Co.	464,538	22,046,973
Diversified Telecommunication Services - 2.2%
Verizon Communications, Inc.	1,141,275	56,093,666
Energy Equipment & Services - 2.7%
Core Laboratories NV	17,826	2,458,562
Diamond Offshore Drilling, Inc. (B)	234,418	16,306,116
National Oilwell Varco, Inc.	182,601	12,919,021
Oceaneering International, Inc.	282,176	18,739,308
Transocean, Ltd.	336,041	17,460,690
Food & Staples Retailing - 4.8%
Costco Wholesale Corp.	282,891	30,017,564
CVS Caremark Corp.	641,992	35,303,140
Wal-Mart Stores, Inc.	736,534	55,114,839
Food Products - 0.9%
Green Mountain Coffee Roasters, Inc. - Series C (A) (B)	400,617	22,739,021
Health Care Equipment & Supplies - 3.7%
Abbott Laboratories	952,918	33,657,064
Edwards Lifesciences Corp. (A)	144,146	11,843,035
Hologic, Inc. (A)	644,211	14,559,169
Medtronic, Inc.	223,733	10,506,502
Zimmer Holdings, Inc. - Class A	307,660	23,142,185

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 1.6%
Aetna, Inc.	302,370	$15,457,154
McKesson Corp.	226,682	24,472,589
Hotels, Restaurants & Leisure - 1.6%
Starwood Hotels & Resorts Worldwide, Inc.	308,422	19,655,734
Wyndham Worldwide Corp.	145,228	9,364,301
Wynn Resorts, Ltd.	82,592	10,337,215
Industrial Conglomerates - 3.5%
3M Co.	353,688	37,600,571
Danaher Corp.	423,420	26,315,553
General Electric Co.	1,049,881	24,273,249
Internet & Catalog Retail - 2.1%
Amazon.com, Inc. (A)	136,649	36,415,592
priceline.com, Inc. (A)	22,792	15,679,301
Internet Software & Services - 6.3%
eBay, Inc. (A)	567,761	30,784,001
Google, Inc. - Class A (A)	96,449	76,583,400
IAC/InterActiveCorp	636,297	28,429,750
Yahoo! Inc. (A)	1,026,866	24,162,157
IT Services - 3.2%
International Business Machines Corp.	184,749	39,406,962
Paychex, Inc.	79,109	2,774,352
Visa, Inc. - Class A	228,458	38,801,307
Life Sciences Tools & Services - 0.5%
Bruker Corp. (A)	595,863	11,380,983
Machinery - 2.6%
Dover Corp. (B)	201,468	14,682,988
Illinois Tool Works, Inc. - Class A	349,322	21,287,683
Parker Hannifin Corp.	325,340	29,794,637
Media - 4.6%
Comcast Corp. - Class A	975,605	40,985,166
News Corp. - Class A	825,087	25,181,655
Omnicom Group, Inc. (B)	508,349	29,941,756
Sirius XM Radio, Inc. (B)	6,239,363	19,217,238
Metals & Mining - 0.2%
Allied Nevada Gold Corp. (A) (B)	275,556	4,535,652
Multiline Retail - 0.7%
Dollar Tree, Inc. (A)	367,208	17,783,883
Oil, Gas & Consumable Fuels - 0.9%
Valero Energy Corp.	471,867	21,465,230
Pharmaceuticals - 4.5%
AbbVie, Inc. - Class G	581,350	23,707,453
Eli Lilly & Co.	655,392	37,219,712
Johnson & Johnson	357,123	29,116,238
Merck & Co., Inc.	525,932	23,261,972
Road & Rail - 0.7%
Hertz Global Holdings, Inc. (A)	808,556	17,998,457
Semiconductors & Semiconductor Equipment - 3.5%
Altera Corp.	861,801	30,568,082
Broadcom Corp. - Class A	504,915	17,505,403
Microchip Technology, Inc. (B)	457,717	16,825,677
Xilinx, Inc.	592,001	22,596,678
Software - 8.1%
BMC Software, Inc. (A)	260,346	12,061,830
Check Point Software Technologies, Ltd. (A) (B)	442,895	20,811,636
Intuit, Inc.	196,936	12,928,848
Microsoft Corp.	2,735,589	78,265,201
NetSuite, Inc. (A) (B)	131,607	10,536,457
Oracle Corp.	1,669,677	53,997,354
Red Hat, Inc. (A)	322,924	16,327,038

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica WMC Diversified Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 6.0%
Buckle, Inc. (B)	330,894	$15,436,205
Home Depot, Inc.	548,167	38,251,093
Lowe’s Cos., Inc.	1,117,877	42,389,896
O’Reilly Automotive, Inc. (A)	293,177	30,065,301
PetSmart, Inc. - Class A	181,467	11,269,101
TJX Cos., Inc.	302,945	14,162,679
Tobacco - 1.8%
Philip Morris International, Inc.	483,319	44,808,504

Total Common Stocks (cost $2,156,913,067)		2,519,215,540

SECURITIES LENDING COLLATERAL - 5.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (D)	135,138,616	135,138,616

Total Securities Lending Collateral (cost $135,138,616)		135,138,616

	Principal	Value
REPURCHASE AGREEMENT - 0.0% (C)
State Street Bank & Trust Co. 0.03% (D), dated 03/28/2013, to be repurchased at $582,187 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/01/2027, and with a value of $597,149.	$582,185	582,185

Total Repurchase Agreement (cost $582,185)		582,185

Total Investment Securities (cost $2,292,633,868) (E)		2,654,936,341
Other Assets and Liabilities - Net		(135,712,415)

Net Assets		$2,519,223,926

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $131,672,367. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1%.
(D)	Rate shown reflects the yield at March 31, 2013.
(E)	Aggregate cost for federal income tax purposes is $2,292,633,868. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $385,499,031 and $23,196,558, respectively. Net unrealized appreciation for tax purposes is $362,302,473.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Common Stocks	$2,519,215,540	$—	$—	$2,519,215,540
Securities Lending Collateral	135,138,616	—	—	135,138,616
Repurchase Agreement	—	582,185	—	582,185

Total Investment Securities	$2,654,354,156	$582,185	$—	$2,654,936,341

Other Assets (G)
Cash	$50,217	$—	$—	$50,217

Total Other Assets	$50,217	$—	$—	$50,217

Other Liabilities (G)
Collateral for Securities on Loan	$—	$(135,138,616)	$—	$(135,138,616)

Total Other Liabilities	$—	$(135,138,616)	$—	$(135,138,616)

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(G)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica WMC Diversified Growth II VP

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Aerospace & Defense - 4.9%
Boeing Co.	2,875	$246,819
Honeywell International, Inc. (A)	3,348	252,272
United Technologies Corp.	2,220	207,414
Automobiles - 0.5%
Ford Motor Co.	5,743	75,520
Beverages - 2.0%
Anheuser-Busch InBev NV - ADR	895	89,097
Coca-Cola Co.	4,886	197,590
Biotechnology - 6.6%
Amgen, Inc.	3,455	354,172
Biogen IDEC, Inc. (B)	878	169,375
Celgene Corp. (B)	1,792	207,711
Gilead Sciences, Inc. (A) (B)	4,390	214,803
Chemicals - 2.2%
Monsanto Co.	2,248	237,456
Sherwin-Williams Co. (A)	509	85,965
Commercial Services & Supplies - 0.9%
ADT Corp.	1,359	66,510
Tyco International, Ltd.	1,871	59,872
Communications Equipment - 6.8%
Cisco Systems, Inc.	37,355	781,093
Emulex Corp. (A) (B)	4,057	26,492
F5 Networks, Inc. - Class B (B)	348	31,000
QUALCOMM, Inc.	2,136	143,005
Computers & Peripherals - 5.3%
Apple, Inc.	911	403,236
NetApp, Inc. (A) (B)	5,819	198,777
QLogic Corp. (B)	194	2,250
SanDisk Corp. (A) (B)	1,995	109,725
Western Digital Corp.	1,085	54,554
Consumer Finance - 1.4%
American Express Co. (A)	2,958	199,547
Diversified Consumer Services - 0.1%
ITT Educational Services, Inc. (A) (B)	656	9,040
Diversified Financial Services - 2.5%
Bank of America Corp. (A)	19,828	241,505
JPMorgan Chase & Co.	2,660	126,244
Diversified Telecommunication Services - 2.2%
Verizon Communications, Inc. (A)	6,528	320,851
Energy Equipment & Services - 2.9%
Core Laboratories NV	246	33,928
Diamond Offshore Drilling, Inc.	1,410	98,080
National Oilwell Varco, Inc.	1,005	71,104
Oceaneering International, Inc.	1,735	115,221
Transocean, Ltd.	1,871	97,217
Food & Staples Retailing - 4.7%
Costco Wholesale Corp.	1,588	168,503
CVS Caremark Corp.	3,591	197,469
Wal-Mart Stores, Inc.	4,205	314,660
Food Products - 0.9%
Green Mountain Coffee Roasters, Inc. - Series C (A) (B)	2,287	129,810
Health Care Equipment & Supplies - 3.7%
Abbott Laboratories	5,394	190,516
Edwards Lifesciences Corp. (A) (B)	784	64,413
Hologic, Inc. (A) (B)	3,892	87,959
Medtronic, Inc.	1,260	59,170
Zimmer Holdings, Inc. - Class A (A)	1,745	131,259

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 1.6%
Aetna, Inc.	1,702	$87,006
McKesson Corp. (A)	1,279	138,081
Hotels, Restaurants & Leisure - 1.5%
Starwood Hotels & Resorts Worldwide, Inc.	1,639	104,453
Wyndham Worldwide Corp.	822	53,003
Wynn Resorts, Ltd.	462	57,824
Industrial Conglomerates - 3.4%
3M Co.	1,921	204,222
Danaher Corp. (A)	2,294	142,572
General Electric Co.	6,310	145,887
Internet & Catalog Retail - 2.1%
Amazon.com, Inc. (B)	811	216,124
priceline.com, Inc. (A) (B)	127	87,367
Internet Software & Services - 6.0%
eBay, Inc. (B)	3,330	180,553
Google, Inc. - Class A (B)	497	394,633
IAC/InterActiveCorp (A)	3,521	157,318
Yahoo! Inc. (B)	5,895	138,709
IT Services - 3.2%
International Business Machines Corp.	1,112	237,190
Paychex, Inc.	448	15,711
Visa, Inc. - Class A (A)	1,255	213,149
Life Sciences Tools & Services - 0.5%
Bruker Corp. (B)	3,554	67,881
Machinery - 2.5%
Dover Corp. (A)	1,265	92,193
Illinois Tool Works, Inc. - Class A (A)	1,888	115,055
Parker Hannifin Corp.	1,674	153,305
Media - 4.5%
Comcast Corp. - Class A (A)	5,274	221,561
News Corp. - Class A	4,725	144,207
Omnicom Group, Inc. (A)	2,782	163,860
Sirius XM Radio, Inc.	36,832	113,442
Metals & Mining - 0.2%
Allied Nevada Gold Corp. (A) (B)	1,563	25,727
Multiline Retail - 0.7%
Dollar Tree, Inc. (B)	2,062	99,863
Oil, Gas & Consumable Fuels - 1.0%
Valero Energy Corp.	3,020	137,380
Pharmaceuticals - 4.6%
AbbVie, Inc. - Class G	3,425	139,671
Eli Lilly & Co.	3,736	212,167
Johnson & Johnson (A)	2,045	166,729
Merck & Co., Inc.	3,137	138,750
Road & Rail - 0.7%
Hertz Global Holdings, Inc. (A) (B)	4,647	103,442
Semiconductors & Semiconductor Equipment - 3.8%
Altera Corp. (A)	6,077	215,551
Broadcom Corp. - Class A	2,879	99,815
Microchip Technology, Inc. (A)	2,592	95,282
Xilinx, Inc. (A)	3,643	139,053
Software - 8.3%
BMC Software, Inc. (B)	1,286	59,580
Check Point Software Technologies, Ltd. (A) (B)	2,633	123,725
Intuit, Inc. (A)	1,014	66,569
Microsoft Corp.	15,651	447,775
NetSuite, Inc. (A) (B)	735	58,844
Oracle Corp.	10,736	347,202
Red Hat, Inc. (B)	1,812	91,615

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica WMC Diversified Growth II VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 5.9%
Buckle, Inc. (A)	1,760	$82,104
Home Depot, Inc.	3,110	217,016
Lowe’s Cos., Inc. (A)	6,210	235,483
O’Reilly Automotive, Inc. (A) (B)	1,643	168,490
PetSmart, Inc. - Class A (A)	1,064	66,074
TJX Cos., Inc.	1,770	82,748
Tobacco - 1.8%
Philip Morris International, Inc.	2,753	255,231

Total Common Stocks (cost $12,118,519)		14,392,396

SECURITIES LENDING COLLATERAL - 24.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (C)	3,580,129	3,580,129

Total Securities Lending Collateral (cost $3,580,129)		3,580,129

	Principal	Value
REPURCHASE AGREEMENT - 0.1%
State Street Bank & Trust Co. 0.03% (C), dated 03/28/2013, to be repurchased at $13,210 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/20/2027, and with a value of $15,286.	$13,210	13,210

Total Repurchase Agreement (cost $13,210)		13,210

Total Investment Securities (cost $15,711,858) (D)		17,985,735
Other Assets and Liabilities - Net		(3,577,931)

Net Assets		$14,407,804

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $3,502,074. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at March 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $15,711,858. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $2,410,341 and $136,464, respectively. Net unrealized appreciation for tax purposes is $2,273,877.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Transamerica WMC Diversified Growth II VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Common Stocks	$14,392,396	$—	$—	$14,392,396
Securities Lending Collateral	3,580,129	—	—	3,580,129
Repurchase Agreement	—	13,210	—	13,210

Total Investment Securities	$17,972,525	$13,210	$—	$17,985,735

Other Assets (F)
Cash	$278	$—	$—	$278

Total Other Assets	$278	$—	$—	$278

Other Liabilities (F)
Collateral for Securities on Loan	$—	$(3,580,129)	$—	$(3,580,129)

Total Other Liabilities	$—	$(3,580,129)	$—	$(3,580,129)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2013 Form N-Q

Notes to Schedules of Investments

At March 31, 2013

(unaudited)

Transamerica Series Trust (each a “Portfolio” and collectively, the “Portfolios”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The following is a summary of significant accounting policies followed by the Portfolios.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolios to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolios may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of March 31, 2013.

By lending such securities, the Portfolios seek to increase their net investment income through the receipt of interest and fees.

The value of loaned securities and related collateral outstanding at March 31, 2013 are shown in the Schedules of Investments.

Repurchase agreements: Securities purchased subject to repurchase agreements are held at the Portfolios’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. Each Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Portfolios are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Transamerica AEGON Money Market VP (“Money Market”) enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at March 31, 2013 are listed in the Schedules of Investments.

Option contracts: The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, enter into option contracts to manage exposure to various market fluctuations. Portfolios purchase or write put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolios pay premiums, which are treated as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying investment. Writing put options tends to increase exposure to the underlying investment. When a Portfolio writes a covered call or put option, the premium received is marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, a Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Transamerica Series Trust	March 31, 2013 Form N-Q

Notes to Schedules of Investments (continued)

At March 31, 2013

(unaudited)

Option contracts (continued):

The underlying face amounts of open option contracts at March 31, 2013 are listed in the Schedules of Investments.

Futures contracts: The Portfolios are subject to equity price risk, interest rate risk, foreign currency exchange rate risk, and commodity risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolios are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolios each day, depending on the daily fluctuations in the value of the contract. Upon entering into such contracts, the Portfolios bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at March 31, 2013 are listed in the Schedules of Investments.

Swap agreements: Swap agreements are bilaterally negotiated agreements between a Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or may be executed in multilateral or other trade facility platforms, such as a registered exchange (“centrally cleared swaps”). Certain Portfolios may enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Credit default swap agreements: The Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. The Portfolios enter into credit default swaps to manage their exposure to the market or to certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolios’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Certain Portfolios sell credit default swaps, which expose them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps is disclosed in the Schedules of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedules of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered, and the Portfolios would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolios enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. Portfolios with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows, to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Total return swap agreements: The Portfolios are subject to commodity, equity, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. The value of the commodity-linked investments held by a Portfolio can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting a Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity and in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments.

The open swap agreements at March 31, 2013 are listed in the Schedules of Investments.

Transamerica Series Trust	March 31, 2013 Form N-Q

Notes to Schedules of Investments (continued)

At March 31, 2013

(unaudited)

Dollar Rolls: Certain Portfolios enter into dollar roll transactions. The Portfolios accounts for dollar roll transaction as borrowing transactions and realizes gains and losses on these transactions at the end of the roll period. Dollar roll transactions involve sales by a Portfolio of securities and simultaneously contracts to repurchase substantially similar securities (same type and interest rate) on a specified future date.

The Portfolio forgoes principal and interest paid during the roll period on the securities sold in a dollar roll transaction. The Portfolio is compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “drop”) as well as by any interest earned on the proceeds of the securities sold. Dollar roll transactions may be renewed with a new sale and repurchase price, and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Dollar roll transactions expose the Portfolio to risks such as the following: (i) buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio; (ii) the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price.

Open dollar roll transactions at March 31, 2013 are included in the Schedules of Investments.

Short sales: A short sale is a transaction in which a Portfolio, with the exception of Money Market, sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolios are obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolios’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Portfolios consider the short sale to be a borrowing by the Portfolios that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Portfolio may be unable to replace borrowed securities sold short.

Open short sale transactions at March 31, 2013 are included in the Schedules of Investments.

Loan participations and assignments: The Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolios to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolios assume the credit risks associated with the corporate borrowers, and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolios, with the exception of Money Market, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolios that participate in such syndications, or that can buy a portion of the loans, becomes a part lender. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolios has direct recourse again the corporate borrowers under the terms of the loans or other indebtedness, the Portfolios may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolios held no unsecured loan participations at March 31, 2013.

Structured notes: Certain Portfolios invest in structured notes. A structured debt instrument is a hybrid debt security that has an embedded derivative. This type of instrument is used to manage cash flows from the debt security. Investments in structured notes involves the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Structured notes may be less liquid than other types of securities and more volatile than their underlying reference instruments. All structured notes are listed within the Schedules of Investments.

To be announced (“TBA”) purchase commitments: TBA purchase commitments are entered into to purchase securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Portfolios’ other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

When-Issued, forward delivery securities and Delayed Delivery Settlements: The Fund may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.

Delayed Delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will segregate with its custodian cash, U.S. Government securities or other liquid assets at least equal to the value or purchase commitments until payment is

Transamerica Series Trust	March 31, 2013 Form N-Q

Notes to Schedules of Investments (continued)

At March 31, 2013

(unaudited)

When-Issued, forward delivery securities and Delayed Delivery Settlements (continued):

made. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into which may result in a realized gain or loss. When the Fund sells a security on a delayed delivery basis, the Fund does not participate in future gains and losses on the security.

Treasury inflation-protected securities (“TIPS”): Certain Portfolios invest in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation.

Payment in-kind securities (“PIKs”): PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

The PIKs at March 31, 2013 are listed in the Schedule of Investments.

Restricted and illiquid securities: The Portfolios may invest in unregulated or otherwise restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at March 31, 2013 are listed in the Schedules of Investments.

Real estate investment trust (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economical conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolios utilize various methods to measure the fair value of its investments on a recurring basis. The accounting principles generally accepted in the United States of America (“GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolios’ Board of Trustees has delegated the responsibility for valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine that fair value of the security. An income-based valuation approach may also be used in which that anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of securities. When the Portfolios use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Series Trust	March 31, 2013 Form N-Q

Notes to Schedules of Investments (continued)

At March 31, 2013

(unaudited)

SECURITY VALUATIONS (continued):

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities for which significant unobservable inputs (Level 3), GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of each Portfolio’s Schedule of Investments.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolios’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, reverse repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolios’ Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Series Trust	March 31, 2013 Form N-Q

Notes to Schedules of Investments (continued)

At March 31, 2013

(unaudited)

Fair value measurements (continued):

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized within level 2 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolios’ investments at March 31, 2013, is disclosed in the Valuation Summary of each Portfolio’s Schedule of Investments.

Transamerica Series Trust	March 31, 2013 Form N-Q

March 31, 2013

BlackRock Variable Series Funds, Inc.

➢ BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments March 31, 2013 (Unaudited)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Argentina — 0.1%
Tenaris SA - ADR (a)	156,567	$6,384,802

Australia — 0.4%
Asciano Ltd.	1,663,136	9,674,386
Mesoblast Ltd. (b)	1,029,785	6,590,305
Newcrest Mining Ltd.	456,726	9,529,145
Orica Ltd.	237,560	6,044,161
QBE Insurance Group Ltd.	635,793	8,938,300
Telstra Corp. Ltd.	714,618	3,353,778

		44,130,075

Belgium — 0.1%
Anheuser-Busch InBev NV	130,207	12,892,974
RHJ International (b)	769,800	3,650,900
RHJ International - ADR (b)	40,600	192,895

		16,736,769

Brazil — 1.2%
Anhanguera Educacional Participacoes SA	429,157	6,935,034
BR Malls Participacoes SA	408,558	5,110,764
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, Preference Shares	238,383	12,536,420
Cielo SA	373,808	10,995,876
Cosan Ltd., Class A	1,171,074	22,835,943
Cyrela Brazil Realty SA Empreendimentos e
Participacoes	923,554	7,921,267
Hypermarcas SA (b)	1,218,799	9,651,764
Itau Unibanco Holding SA, Preference Shares	630,786	11,207,317
MRV Engenharia e Participacoes SA	1,581,505	6,586,671
Petroleo Brasileiro SA - ADR	946,707	17,182,732
Qualicorp SA (b)	717,560	7,201,510
SLC Agricola SA	807,845	7,356,396
Telefonica Brasil SA - ADR	322,480	8,603,766

		134,125,460

Canada — 2.4%
Agrium, Inc.	132,779	12,945,952
Athabasca Oil Corp. (b)	1,490,900	13,321,814
Bank of Nova Scotia	169,939	9,874,269
BCE, Inc.	261,286	12,189,751
Brookfield Asset Management, Inc., Class A	316,604	11,552,880
Canadian Natural Resources Ltd.	342,660	11,009,666
Canadian Pacific Railway Ltd.	20,502	2,671,125
Canadian Pacific Railway Ltd.	131,686	17,181,072
Detour Gold Corp. (b)	224,767	4,315,049
Eldorado Gold Corp.	913,921	8,723,261
Goldcorp, Inc.	1,151,216	38,715,394
Kinross Gold Corp.	997,732	7,885,349
Kinross Gold Corp. (a)	219,505	1,740,675
Osisko Mining Corp. (b)	951,713	5,641,236
Potash Corp. of Saskatchewan, Inc.	592,141	23,241,534
Rogers Communications, Inc., Class B	202,583	10,343,888
Shaw Communications, Inc., Class B	609,552	15,075,522

Common Stocks	Shares	Value

Canada (concluded)
Silver Wheaton Corp.	448,152	$14,049,565
Suncor Energy, Inc.	48,702	1,461,547
Suncor Energy, Inc. - NY Shares	945,736	28,298,637
Teck Resources Ltd., Class B	37,672	1,060,844
TELUS Corp.	97,258	6,707,580
The Toronto-Dominion Bank	79,235	6,587,729
Valeant Pharmaceuticals International, Inc. (b)	51,958	3,897,889

		268,492,228

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA - ADR	86,099	4,774,190

China — 0.5%
Baidu, Inc. - ADR (b)	54,692	4,796,488
Beijing Enterprises Holdings Ltd.	3,642,542	28,057,811
Chaoda Modern Agriculture Holdings Ltd. (a)(b)	19,748,798	1,086,115
China BlueChemical Ltd., Class H	7,190,300	4,454,922
Dongfeng Motor Group Co. Ltd., Class H	1,762,800	2,475,014
Haitian International Holdings Ltd. (a)	1,863,800	2,900,109
Sinopharm Group Co. Ltd., H Shares	2,480,800	8,004,745
Zhongsheng Group Holdings Ltd. (a)	3,686,206	4,463,294

		56,238,498

Denmark — 0.1%
A.P. Moeller - Maersk A/S, Class B	789	6,158,552

France — 1.7%
AXA SA	753,446	12,950,937
BNP Paribas SA	558,746	28,676,673
Cie de Saint-Gobain SA	145,312	5,386,666
European Aeronautic Defence & Space Co. NV	327,741	16,677,907
Eutelsat Communications SA	201,738	7,112,457
LVMH Moet Hennessy Louis Vuitton SA	60,389	10,364,747
Safran SA	704,855	31,436,696
Sanofi	208,519	21,187,258
Sanofi - ADR	28,134	1,437,085
Societe Generale SA	128,506	4,221,748
Technip SA	41,561	4,260,766
Total SA	387,913	18,573,910
Total SA - ADR	482,637	23,156,923
Unibail-Rodamco SE	25,817	6,012,858

		191,456,631

Germany — 2.0%
Allianz SE, Registered Shares	123,453	16,765,746
BASF SE	72,061	6,310,567
Bayerische Motoren Werke AG	99,659	8,598,375
Daimler AG, Registered Shares	64,477	3,507,936
Deutsche Bank AG, Registered Shares	330,470	12,883,686
Deutsche Boerse AG	111,463	6,750,048
Deutsche Telekom AG, Registered Shares	1,553,683	16,421,999
Fresenius SE & Co. KGaA	161,990	19,993,539
Kabel Deutschland Holding AG	142,267	13,126,118

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Consolidated Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts	LIBOR	London Interbank Offered Rate
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	MYR	Malaysian Ringgit
CAD	Canadian Dollar	RUB	Russian Ruble
CHF	Swiss Franc	SGD	Singapore Dollar
CNY	Chinese Yuan Renminbi	S&P	Standard & Poor’s
EUR	Euro	SPDR	Standard & Poor’s Depositary Receipts
FTSE	Financial Times Stock Exchange	TBA	To-Be-Announced
GBP	British Pound	TRY	Turkish Lira
GDR	Global Depositary Receipts	USD	US Dollar
HKD	Hong Kong Dollar
JPY	Japanese Yen

BLACKROCK VARIABLE SERIES FUNDS, INC	MARCH 31, 2013	1

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Germany (concluded)
Lanxess AG	227,052	$16,100,070
Linde AG	142,825	26,554,751
MAN SE	4,555	489,683
Muenchener Rueckversicherungs AG, Registered Shares	36,294	6,787,509
SAP AG	95,977	7,688,958
Siemens AG, Registered Shares	208,742	22,483,529
Telefonica Deutschland Holding AG (b)	943,789	7,224,620
Volkswagen AG, Preference Shares	138,392	27,495,584

		219,182,718

Hong Kong — 0.1%
The Link REIT	2,532,546	13,798,941
Yuanda China Holdings Ltd.	25,280,228	2,572,504

		16,371,445

Indonesia — 0.0%
Telekomunikasi Indonesia Persero Tbk PT	3,168,200	3,579,887

Ireland — 0.2%
Accenture Plc, Class A	24,291	1,845,387
Covidien Plc	144,399	9,796,028
Eaton Corp. Plc	87,723	5,373,034

		17,014,449

Israel — 0.0%
Check Point Software Technologies Ltd. (b)	25,845	1,214,457

Italy — 0.7%
Eni SpA	1,176,942	26,445,833
Fiat Industrial SpA	2,363,935	26,573,906
Intesa Sanpaolo SpA	7,374,298	10,794,613
Telecom Italia SpA	3,963,280	2,708,380
UniCredit SpA (b)	2,347,228	10,018,894

		76,541,626

Japan — 7.3%
Aisin Seiki Co. Ltd.	192,839	7,064,075
Asahi Kasei Corp.	1,320,100	8,802,536
Astellas Pharma, Inc.	251,193	13,495,823
Bridgestone Corp.	778,232	26,194,473
Canon, Inc.	388,564	14,027,581
Daihatsu Motor Co. Ltd.	302,107	6,261,551
Daikin Industries Ltd.	169,400	6,637,142
Denso Corp.	291,120	12,318,042
East Japan Railway Co.	360,951	29,587,404
FANUC Corp.	59,918	9,218,643
Fuji Heavy Industries Ltd.	2,138,564	33,175,218
Futaba Industrial Co. Ltd.	381,221	1,724,359
Hitachi Chemical Co. Ltd.	468,100	7,087,605
Hitachi Ltd.	1,948,700	11,235,338
Honda Motor Co. Ltd.	627,683	23,693,067
Hoya Corp.	566,074	10,530,491
IHI Corp.	2,672,000	8,114,164
Inpex Corp.	3,242	17,211,722
Japan Airlines Co. Ltd.	262,000	12,156,934
JGC Corp.	634,302	16,022,557
JSR Corp.	375,400	7,621,202
Kao Corp.	171,600	5,611,892
KDDI Corp.	372,600	15,310,703
Kirin Holdings Co. Ltd.	795,651	12,765,223
Kubota Corp.	1,846,296	26,230,028
Kuraray Co. Ltd.	594,870	8,861,782
Kyocera Corp.	71,800	6,716,479
Kyowa Hakko Kirin Co. Ltd.	638,279	7,278,739
Mazda Motor Corp. (b)	724,000	2,160,161

Common Stocks	Shares	Value

Japan (concluded)
Mitsubishi Corp.	871,347	$16,126,118
Mitsubishi UFJ Financial Group, Inc.	3,291,300	19,500,376
Mitsui & Co. Ltd.	2,556,078	35,635,277
MS&AD Insurance Group Holdings	879,714	19,298,037
Murata Manufacturing Co. Ltd.	183,028	13,623,129
Nintendo Co. Ltd.	89,200	9,575,409
Nippon Telegraph & Telephone Corp.	189,830	8,274,073
Nitto Denko Corp.	112,300	6,641,654
Nomura Holdings, Inc.	2,865,600	17,556,288
NTT DoCoMo, Inc.	5,255	7,928,812
Okumura Corp.	1,357,751	5,334,125
Rakuten, Inc.	1,486,100	15,100,846
Rinnai Corp.	92,023	6,614,947
Rohm Co. Ltd.	148,153	5,427,138
Ryohin Keikaku Co. Ltd.	125,900	10,066,118
Sekisui Chemical Co. Ltd.	368,000	4,032,449
Shin-Etsu Chemical Co. Ltd.	405,534	26,912,163
Softbank Corp.	59,900	2,760,310
Sony Financial Holdings, Inc.	374,100	5,600,775
Sumitomo Corp.	438,400	5,483,491
Sumitomo Electric Industries Ltd.	573,548	7,070,389
Sumitomo Mitsui Financial Group, Inc.	797,347	31,959,916
Suzuki Motor Corp.	1,117,889	25,056,951
T&D Holdings, Inc.	498,800	6,016,530
Terumo Corp.	112,375	4,832,435
Toda Corp.	1,522,896	3,573,583
Tokio Marine Holdings, Inc.	1,506,223	42,381,514
Tokyo Gas Co. Ltd.	3,801,070	20,744,850
Toyota Industries Corp.	565,577	20,598,101
Toyota Motor Corp.	290,200	14,975,281
Ube Industries Ltd.	2,895,346	5,687,397
West Japan Railway Co.	144,900	6,946,523
Yahoo! Japan Corp. (c)	16,824	7,734,967
Yamada Denki Co. Ltd.	241,620	11,018,878

		817,203,784

Kazakhstan — 0.1%
KazMunaiGas Exploration Production JSC - GDR	662,854	12,594,226

Malaysia — 0.4%
Axiata Group Bhd	7,786,686	16,611,328
IHH Healthcare Bhd (b)	16,869,100	20,392,538
Telekom Malaysia Bhd	3,830,646	6,673,729

		43,677,595

Mexico — 0.3%
Fibra Uno Administracion SA de CV	1,376,500	4,555,319
Fomento Economico Mexicano SAB de CV - ADR	56,459	6,408,096
Macquarie Mexico Real Estate Management SA de CV (b)	1,689,846	3,773,938
Mexichem SAB de CV	1,275,800	6,864,097
TF Administradora Industrial S de RL de CV (b)	3,557,500	7,947,865

		29,549,315

Netherlands — 0.5%
CNH Global NV	39,071	1,614,414
DE Master Blenders 1753 NV (b)	200,154	3,091,517
ING Groep NV CVA (b)	1,396,219	9,909,422
Koninklijke KPN NV (a)	642,321	2,160,410
Unilever NV - NY Shares	76,815	3,149,415
Unilever NV CVA	349,431	14,312,666
Ziggo NV	603,410	21,219,627

		55,457,471

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Philippines — 0.0%
Philippine Long Distance Telephone Co. - ADR	72,115	$5,115,838

Portugal — 0.0%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	934,692	3,946,503

Russia — 0.2%
Federal Hydrogenerating Co. JSC - ADR	2,949,077	5,735,955
Novorossiysk Commercial Sea Port PJSC - GDR	619,924	5,148,469
Sberbank of Russia	3,980,146	12,656,864

		23,541,288

Singapore — 0.6%
CapitaLand Ltd.	4,106,350	11,684,198
Keppel Corp. Ltd.	1,656,860	14,957,949
Oversea-Chinese Banking Corp. Ltd.	1,500,800	12,883,701
Raffles Medical Group Ltd.	1,676,800	4,433,261
Singapore Press Holdings Ltd. (a)	777,240	2,806,735
Singapore Telecommunications Ltd.	5,137,630	14,867,074

		61,632,918

South Africa — 0.1%
Life Healthcare Group Holdings Ltd.	1,732,096	6,489,850
MTN Group Ltd.	163,170	2,853,288

		9,343,138

South Korea — 0.9%
Cheil Industries, Inc.	51,853	4,096,543
Hyundai Motor Co.	62,487	12,594,671
KT Corp.	33,100	1,051,361
KT Corp. - ADR	204,389	3,210,951
POSCO	13,869	4,068,290
Samsung Electronics Co. Ltd.	50,965	70,026,144

		95,047,960

Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA	846,964	7,342,173
Banco Santander SA	1,558,262	10,470,267
Telefonica SA	830,046	11,160,867
Telefonica SA - ADR (b)	196,057	2,648,730

		31,622,037

Sweden — 0.1%
Svenska Handelsbanken AB, Class A	385,923	16,470,448

Switzerland — 1.6%
Glencore International Plc	694,779	3,760,149
Nestle SA	511,786	37,022,243
Novartis AG, Registered Shares	187,750	13,344,297
Roche Holding AG	195,210	45,459,863
Swisscom AG, Registered Shares	17,176	7,949,103
Syngenta AG, Registered Shares	113,151	47,215,802
TE Connectivity Ltd.	45,178	1,894,314
UBS AG, Registered Shares	564,074	8,648,342
Zurich Insurance Group AG	30,023	8,358,353

		173,652,466

Taiwan — 0.4%
Cheng Shin Rubber Industry Co. Ltd.	2,015,064	5,945,537
Chunghwa Telecom Co. Ltd.	976,311	3,037,776
Chunghwa Telecom Co. Ltd. - ADR (a)	261,391	8,129,260
Far EasTone Telecommunications Co. Ltd	2,582,988	5,958,410
Taiwan Semiconductor Manufacturing Co. Ltd.	3,428,115	11,551,569
Yulon Motor Co. Ltd.	2,779,000	4,975,645

		39,598,197

Thailand — 0.3%
Bangkok Dusit Medical Services PCL, Class F	1,561,300	8,724,284

Common Stocks	Shares	Value

Thailand (concluded)
PTT Global Chemical PCL	5,260,890	$12,495,962
PTT PCL	680,092	7,530,752
Siam Commercial Bank PCL	1,457,768	8,843,261

		37,594,259

United Arab Emirates — 0.0%
NMC Health Plc (b)	1,010,600	5,037,784

United Kingdom — 3.2%
Amlin Plc	495,346	3,188,222
Antofagasta Plc	481,693	7,203,638
AstraZeneca Plc	487,358	24,438,957
AstraZeneca Plc - ADR	30,448	1,521,791
BG Group Plc	2,119,724	36,371,373
BHP Billiton Plc	466,926	13,589,494
BP Plc	1,101,633	7,699,930
BP Plc - ADR	302,382	12,805,878
BT Group Plc	4,596,974	19,422,417
Delta Topco Ltd. (b)	14,972,250	9,204,939
Diageo Plc - ADR	140,881	17,728,465
Genel Energy Plc (b)	624,035	7,682,108
GlaxoSmithKline Plc	484,478	11,328,124
GlaxoSmithKline Plc - ADR	31,991	1,500,698
Guinness Peat Group Plc (a)(b)	6,479,903	3,254,596
HSBC Holdings Plc	3,803,549	40,608,952
Invensys Plc	1,481,002	7,895,901
Lloyds Banking Group Plc (b)	13,731,588	10,161,246
Manchester United Plc, Class A (b)	368,690	6,175,557
National Grid Plc	2,006,080	23,323,629
Pearson Plc	285,081	5,129,871
Polyus Gold International Ltd. (b)	2,585,202	8,398,216
Royal Dutch Shell Plc - ADR	155,417	10,126,972
Shire Plc	520,548	15,854,222
SSE Plc	840,090	18,947,249
Unilever Plc	135,991	5,753,947
Unilever Plc - ADR	84,910	3,586,598
Vodafone Group Plc	3,462,747	9,820,166
Vodafone Group Plc - ADR	526,541	14,959,030

		357,682,186

United States — 32.7%
3M Co.	158,914	16,894,147
Abbott Laboratories	326,929	11,547,132
AbbVie, Inc.	278,191	11,344,629
ACE Ltd.	368,772	32,809,645
Activision Blizzard, Inc.	1,539,412	22,429,233
Adobe Systems, Inc. (b)	55,928	2,433,427
AES Corp.	870,470	10,941,808
Aetna, Inc.	448,906	22,948,075
Agilent Technologies, Inc.	211,021	8,856,551
Alexion Pharmaceuticals, Inc. (b)	98,893	9,112,001
Allergan, Inc.	190,252	21,237,831
Alliance Data Systems Corp. (b)	14,545	2,354,690
Amazon.com, Inc. (b)	59,660	15,898,793
Amdocs Ltd.	50,673	1,836,896
American Capital Agency Corp.	341,658	11,199,549
American Electric Power Co, Inc.	313,619	15,251,292
American Express Co.	377,564	25,470,467
American International Group, Inc. (b)	222,400	8,633,568
American Tower Corp.	235,048	18,079,892
American Water Works Co., Inc.	283,920	11,765,645
Ameriprise Financial, Inc.	20,573	1,515,201
AmerisourceBergen Corp.	231,019	11,885,928
Amgen, Inc.	174,086	17,845,556
Anadarko Petroleum Corp.	417,573	36,516,759

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	3

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (continued)
Apache Corp.	117,946	$9,100,713
Apple, Inc.	139,164	61,598,161
Arch Capital Group Ltd. (a)(b)	95,964	5,044,827
AT&T Inc.	1,199,995	44,027,817
Autoliv, Inc. (a)	14,300	988,702
Avery Dennison Corp.	138,722	5,974,757
AXIS Capital Holdings Ltd.	41,979	1,747,166
Bank of America Corp.	3,202,517	39,006,657
The Bank of New York Mellon Corp.	1,065,997	29,837,256
BB&T Corp.	359,137	11,273,310
Berkshire Hathaway, Inc., Class B (b)	82,838	8,631,720
The Boeing Co.	204,598	17,564,738
BorgWarner, Inc. (b)	93,189	7,207,237
Bristol-Myers Squibb Co.	474,575	19,547,744
CA, Inc.	56,334	1,417,927
Calpine Corp. (b)	778,527	16,037,656
Capital One Financial Corp.	270,527	14,865,459
Cardinal Health, Inc.	741,069	30,843,292
Celgene Corp. (b)	136,967	15,875,845
CF Industries Holdings, Inc.	29,029	5,526,251
Charter Communications, Inc., Class A (b)	129,822	13,524,856
Chevron Corp.	13,732	1,631,636
The Chubb Corp.	169,439	14,830,996
Cisco Systems, Inc.	1,135,980	23,753,342
Citigroup, Inc.	690,181	30,533,607
Citrix Systems, Inc. (b)	87,900	6,342,864
CMS Energy Corp.	308,728	8,625,860
CNA Financial Corp.	53,918	1,762,579
Coach, Inc.	136,896	6,843,431
Cobalt International Energy, Inc. (a)(b)	321,763	9,073,717
The Coca-Cola Co.	1,133,703	45,846,949
Colgate-Palmolive Co	195,130	23,031,194
Comcast Corp., Class A	1,363,278	57,271,309
Computer Sciences Corp.	48,040	2,365,009
Constellation Brands, Inc., Class A (b)	53,123	2,530,780
Corning, Inc.	2,083,649	27,775,041
Coventry Health Care, Inc.	33,945	1,596,433
Crown Castle International Corp. (b)	141,223	9,834,770
Crown Holdings, Inc. (b)	127,552	5,307,439
Cubist Pharmaceuticals, Inc. (a)(b)	126,167	5,907,139
Cummins, Inc.	70,344	8,146,539
CVS Caremark Corp.	359,743	19,782,268
DaVita HealthCare Partners, Inc. (b)	91,895	10,897,828
Delphi Automotive Plc	111,200	4,937,280
Devon Energy Corp.	317,472	17,911,770
Diamond Offshore Drilling, Inc.	22,859	1,590,072
Discover Financial Services	414,611	18,591,157
DISH Network Corp., Class A	53,213	2,016,773
Dominion Resources, Inc.	336,886	19,600,027
The Dow Chemical Co.	450,981	14,359,235
Dr. Pepper Snapple Group, Inc.	82,284	3,863,234
Duke Energy Corp.	161,186	11,700,492
E.I. du Pont de Nemours & Co.	311,101	15,293,725
Eastman Chemical Co.	28,485	1,990,247
Electronic Arts, Inc. (b)	1,091,753	19,324,028
EMC Corp. (b)	1,308,969	31,271,269
EOG Resources, Inc.	96,904	12,410,495
Equity Residential	183,720	10,115,623
Expedia, Inc.	32,241	1,934,782
Express Scripts Holding Co. (b)	240,385	13,858,195
Fidelity National Financial, Inc., Class A	267,256	6,742,869
Fidelity National Information Services, Inc.	50,186	1,988,369
FMC Corp.	651,394	37,149,000
Ford Motor Co.	1,749,190	23,001,848
Freeport-McMoRan Copper & Gold, Inc.	107,517	3,558,813
Freescale Semiconductor Ltd. (a)(b)	959,596	14,288,384

Common Stocks	Shares	Value

United States (continued)
Fusion-io, Inc. (a)(b)	940,384	$15,394,086
General Dynamics Corp.	22,323	1,573,995
General Electric Co.	3,380,679	78,161,298
General Mills, Inc.	323,020	15,928,116
General Motors Co. (b)	764,335	21,263,800
Gilead Sciences, Inc. (b)	321,494	15,730,701
The Goldman Sachs Group, Inc.	148,872	21,906,515
Google, Inc., Class A (b)	83,934	66,646,114
Halliburton Co.	228,499	9,233,645
HCA Holdings, Inc.	537,522	21,839,519
HealthSouth Corp. (b)	239,631	6,319,069
Helmerich & Payne, Inc.	27,939	1,695,897
Hillshire Brands Co.	386,734	13,593,700
Humana, Inc. (c)	367,721	25,413,198
Intel Corp.	669,559	14,629,864
International Game Technology	369,783	6,101,419
International Paper Co.	42,335	1,971,964
Intuit, Inc.	25,003	1,641,447
Johnson & Johnson	523,442	42,676,226
Johnson Controls, Inc.	196,402	6,887,818
JPMorgan Chase & Co.	1,332,761	63,252,837
KBR, Inc.	278,411	8,931,425
Kimberly-Clark Corp.	142,933	14,004,575
KLA-Tencor Corp.	26,029	1,372,769
Kohl’s Corp.	239,821	11,062,943
Kraft Foods Group, Inc. (c)	340,410	17,541,327
The Kroger Co.	53,075	1,758,906
L-3 Communications Holdings, Inc.	21,826	1,766,160
Leap Wireless International, Inc. (a)(b)	242,708	1,429,550
Lear Corp.	33,900	1,860,093
Liberty Media Corp. (b)	75,981	8,481,759
Life Technologies Corp. (b)	91,825	5,934,650
Lincoln National Corp.	68,755	2,242,101
M&T Bank Corp.	72,717	7,501,486
Macy’s, Inc.	34,126	1,427,832
Marathon Oil Corp. (c)	1,449,261	48,869,081
Marathon Petroleum Corp. (c)	982,375	88,020,800
Mastercard, Inc., Class A	88,529	47,905,698
Mattel, Inc.	317,518	13,904,113
McDonald’s Corp.	311,342	31,037,684
McKesson Corp.	170,033	18,356,763
Mead Johnson Nutrition Co.	282,048	21,844,618
Medtronic, Inc.	283,852	13,329,690
Merck & Co., Inc.	962,080	42,552,798
MetLife, Inc.	237,596	9,033,400
MetroPCS Communications, Inc. (b)	321,466	3,503,979
Mettler-Toledo International, Inc. (a)(b)	35,262	7,518,564
Microsoft Corp.	1,379,166	39,457,939
Mondelez International, Inc., Class A	799,242	24,464,798
Monsanto Co.	186,897	19,741,930
Morgan Stanley	304,643	6,696,053
Motorola Solutions, Inc.	33,052	2,116,320
Murphy Oil Corp.	26,967	1,718,607
Mylan, Inc. (b)	198,302	5,738,860
National Oilwell Varco, Inc.	355,340	25,140,305
Newmont Mining Corp.	473,439	19,832,360
NextEra Energy, Inc.	365,843	28,418,684
Northern Trust Corp.	136,755	7,461,353
Northrop Grumman Corp.	24,994	1,753,329
Occidental Petroleum Corp.	569,560	44,636,417
Onyx Pharmaceuticals, Inc. (b)	69,823	6,204,472
Oracle Corp.	2,385,952	77,161,688
PACCAR, Inc.	190,585	9,635,978
Parker Hannifin Corp.	17,853	1,634,978
PepsiCo, Inc.	469,079	37,108,840
PerkinElmer, Inc.	232,734	7,829,172

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (continued)
Perrigo Co.	77,474	$9,198,488
Pfizer, Inc.	2,588,864	74,714,615
Philip Morris International, Inc.	21,150	1,960,817
Phillips 66	352,110	24,637,137
Platinum Underwriters Holdings Ltd.	62,348	3,479,642
PPG Industries, Inc.	17,065	2,285,686
PPL Corp.	395,163	12,372,554
Praxair, Inc.	55,470	6,187,124
Precision Castparts Corp.	77,347	14,666,538
The Procter & Gamble Co. (c)	695,500	53,595,230
The Progressive Corp.	449,854	11,367,811
Project Eagle Shell	644,071	10,949,207
Project Eagle Shell, Series D	650,839	11,064,263
Prudential Financial, Inc.	104,748	6,179,085
PulteGroup, Inc. (b)(c)	717,743	14,527,118
QEP Resources, Inc.	737,758	23,490,215
QUALCOMM, Inc.	831,821	55,690,416
Raytheon Co.	31,111	1,829,016
Red Hat, Inc. (b)	111,016	5,612,969
Reinsurance Group of America, Inc.	19,740	1,177,886
RenaissanceRe Holdings Ltd.	78,617	7,231,978
Rockwell Automation, Inc.	272,170	23,501,879
Ross Stores, Inc.	20,835	1,263,018
Schlumberger Ltd.	575,198	43,076,578
Sealed Air Corp.	261,341	6,300,932
Simon Property Group, Inc.	33,498	5,311,443
SM Energy Co.	268,354	15,891,924
The St. Joe Co. (b)	1,900,969	40,395,591
St. Jude Medical, Inc.	22,622	914,834
Stancorp Financial Group, Inc.	78,687	3,364,656
State Street Corp.	389,739	23,029,678
Stillwater Mining Co. (a)(b)	356,441	4,608,782
Symantec Corp. (b)	64,827	1,599,930
Thermo Fisher Scientific, Inc.	182,351	13,948,028
TIBCO Software, Inc. (b)	573,535	11,596,878
Tiffany & Co. (c)	290,756	20,219,172
Time Warner Cable, Inc.	250,821	24,093,865
Torchmark Corp.	27,691	1,655,922
The Travelers Cos., Inc.	266,795	22,461,471
TRW Automotive Holdings Corp. (b)	93,700	5,153,500
U.S. Bancorp	643,528	21,834,905
Union Pacific Corp.	245,324	34,936,591
United Continental Holdings, Inc. (b)	469,985	15,044,220
United Parcel Service, Inc., Class B	187,400	16,097,660
United Technologies Corp.	472,639	44,158,662
United Therapeutics Corp. (a)(b)	100,445	6,114,087
UnitedHealth Group, Inc.	332,959	19,048,584
Universal Health Services, Inc., Class B	475,512	30,370,951
Unum Group	65,333	1,845,657
Valero Energy Corp.	58,472	2,659,891
Verizon Communications, Inc.	754,591	37,088,148
Visa, Inc., Class A	350,866	59,591,081
VMware, Inc., Class A (b)	128,937	10,170,551
Wal-Mart Stores, Inc.	525,020	39,287,247
The Walt Disney Co.	61,601	3,498,937
Waters Corp. (a)(b)	127,353	11,959,720
WellPoint, Inc.	123,564	8,183,644
Wells Fargo & Co.	1,664,033	61,552,581
Western Digital Corp.	40,009	2,011,653
WhiteWave Foods Co., Class A (a)(b)	121,097	2,067,126
Whiting Petroleum Corp. (b)	306,554	15,585,205
Williams-Sonoma, Inc. (c)	120,503	6,208,315

Common Stocks	Shares		Value

United States (concluded)
Wyndham Worldwide Corp.		26,437	$1,704,658
XL Group Plc		645,176	19,548,833

			3,660,620,081

Total Common Stocks — 58.5%			6,541,789,281

Corporate Bonds	Par (000)		Value

Argentina — 0.0%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (d)	USD	1,027	482,690

Australia — 0.1%
FMG Resources August 2006 Pty Ltd., 6.00%, 4/01/17 (d)		4,019	4,129,522
TFS Corp. Ltd., 11.00%, 7/15/18 (d)		11,340	10,655,903

			14,785,425

Brazil — 0.3%
Banco Bradesco SA/Cayman Islands, 4.50%, 1/12/17 (d)		7,440	7,942,200
Hypermarcas SA, 6.50%, 4/20/21 (d)		3,840	4,152,000
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 6/30/21 (d)		5,469	6,016,065
Odebrecht Finance Ltd., 5.13%, 6/26/22 (d)		3,097	3,256,495
OGX Austria GmbH, 8.50%, 6/01/18 (d)		10,499	8,189,220

			29,555,980

Canada — 0.0%
Viterra, Inc., 5.95%, 8/01/20 (d)		2,866	3,084,108

Chile — 0.2%
Banco Del Estado De Chile/New York, 2.03%, 4/25/15		7,750	7,931,141
Banco Santander Chile, 2.29%, 2/14/14 (d)(e)		6,280	6,221,671
Inversiones Alsacia SA, 8.00%, 8/18/18 (d)		6,877	6,533,376

			20,686,188

China — 0.1%
Celestial Nutrifoods Ltd., 13.77%, 6/12/49 (b)(f)(g)	SGD	11,400	91,891
China Milk Products Group Ltd., 0.00%, 1/15/49 (b)(f)	USD	4,800	1,440,000
China Petroleum & Chemical Corp., Series SINO, 1.56%, 4/24/14 (g)(h)	HKD	20,440	3,155,491

			4,687,382

Colombia — 0.0%
Colombia Telecomunicaciones SA ESP, 5.38%, 9/27/22 (d)	USD	3,261	3,269,152

France — 0.0%
Numericable Finance & Co. SCA, 12.38%, 2/15/19 (d)	EUR	1,035	1,572,096

Germany — 0.0%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (d)	USD	2,964	3,045,510

Hong Kong — 0.2%
FU JI Food and Catering Services Holdings Ltd., 18.39%, 10/18/10 (b)(f)(g)	CNY	13,100	21,094
Hutchison Whampoa International 11 Ltd., 3.50%, 1/13/17 (d)	USD	6,239	6,642,220
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 2/14/22		4,661	5,014,145

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	5

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Hong Kong (concluded)
Wharf Finance 2014 Ltd., 2.30%, 6/07/14 (g)	HKD	46,000	$6,077,814

			17,755,273

India — 0.2%
ICICI Bank Ltd./Dubai, 4.70%, 2/21/18 (d)	USD	3,247	3,427,111
REI Agro Ltd.:
5.50%, 11/13/14		2,550	1,836,000
5.50%, 11/13/14 (d)(g)		6,845	4,911,287
Suzlon Energy Ltd.:
0.00%, 10/11/12 (b)(f)(h)		5,772	3,953,820
35.55%, 7/25/14 (g)(h)		7,667	4,983,550

			19,111,768

Indonesia — 0.0%
Bumi Investment Property Ltd.:
10.75%, 10/06/17		550	464,750
10.75%, 10/06/17 (d)		3,406	2,878,070

			3,342,820

Ireland — 0.1%
Nara Cable Funding Ltd.:
8.88%, 12/01/18 (d)	EUR	4,551	6,110,562
8.88%, 12/01/18 (d)	USD	1,310	1,352,575
Ono Finance II Plc, 10.88%, 7/15/19 (d)		1,039	1,075,365

			8,538,502

Italy — 0.1%
Intesa Sanpaolo SpA, 3.13%, 1/15/16		9,725	9,506,606

Luxembourg — 0.2%
Capsugel FinanceCo SCA, 9.88%, 8/01/19 (d)	EUR	1,678	2,419,718
Intelsat Jackson Holdings SA, 7.50%, 4/01/21	USD	8,048	8,953,400
Matterhorn Mobile SA, 6.75%, 5/15/19 (d)	CHF	1,000	1,123,498
Sberbank of Russia Via SB Capital SA, 5.13%, 10/29/22 (d)	USD	6,536	6,527,830
TNK-BP Finance SA:
7.50%, 7/18/16		1,015	1,162,987
7.50%, 7/18/16 (d)		2,386	2,733,879
6.63%, 3/20/17 (d)		2,848	3,218,240

			26,139,552

Mexico — 0.1%
Banco Santander Mexico SA, 4.13%, 11/09/22 (d)		5,227	5,253,135

Netherlands — 0.5%
Bio City Development Co. BV, 8.00%, 7/06/18 (g)		23,800	23,770,250
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA:
3.38%, 1/19/17		9,469	10,137,644
3.95%, 11/09/22		3,468	3,491,721
Volkswagen International Finance NV, 5.50%, 11/09/15 (d)(g)	EUR	13,900	18,173,361
Ziggo BV, 3.63%, 3/27/20		2,572	3,300,911

			58,873,887

Singapore — 0.5%
CapitaLand Ltd.:
2.10%, 11/15/16 (g)	SGD	13,500	10,936,241
3.13%, 3/05/18 (g)		10,500	9,174,593
2.95%, 6/20/22 (g)		27,000	21,720,135
Keppel Land Ltd., 2.50%, 6/23/13 (g)		5,600	4,513,945
Olam International Ltd., 6.00%, 10/15/16 (g)	USD	11,100	10,434,000

			56,778,914

South Korea — 0.2%
Export-Import Bank of Korea, 1.25%, 11/20/15		4,314	4,316,657

Corporate Bonds	Par (000)		Value

South Korea (concluded)
Zeus Cayman, 6.57%, 8/19/13 (g)(h)	JPY	1,478,000	$15,301,019
Zeus Cayman II, 0.00%, 8/18/16 (g)(h)		422,000	5,385,899

			25,003,575

Sweden — 0.1%
Nordea Bank AB, 3.13%, 3/20/17 (d)	USD	6,312	6,674,309

Switzerland — 0.0%
UBS AG, 5.88%, 12/20/17		2,904	3,444,385

United Arab Emirates — 0.5%
Dana Gas Sukuk Ltd., 7.50%, 10/31/13		46,180	40,629,164
Pyrus Ltd.:
7.50%, 12/20/15 (d)(g)		7,200	9,050,400
7.50%, 12/20/15 (g)		2,300	2,891,100

			52,570,664

United Kingdom — 0.6%
Barclays Bank Plc, 7.63%, 11/21/22		15,625	15,410,156
BAT International Finance Plc, 2.13%, 6/07/17 (d)		6,350	6,540,373
British Telecommunications Plc, 1.41%, 12/20/13 (e)		2,472	2,491,356
Delta Topco Ltd., 10.00%, 11/24/60		12,379	12,589,648
Essar Energy Plc, 4.25%, 2/01/16		7,700	6,237,000
Lloyds TSB Bank Plc, 13.00% (e)(i)	GBP	11,674	26,078,221
Vodafone Group Plc, 2.88%, 3/16/16	USD	700	738,009

			70,084,763

United States — 2.4%
Ally Financial, Inc., 4.50%, 2/11/14		4,460	4,554,775
Anheuser-Busch InBev Worldwide, Inc., 1.38%, 7/15/17		4,607	4,645,358
Bank of America Corp.:
2.00%, 1/11/18		9,021	8,978,087
1.35%, 3/22/18 (e)		4,827	4,822,332
Brookdale Senior Living, Inc., 2.75%, 6/15/18 (g)		1,330	1,605,144
Building Materials Corp. of America, 6.88%, 8/15/18 (d)		2,035	2,182,537
Cablevision Systems Corp., 5.88%, 9/15/22		3,890	3,846,237
CIT Group, Inc., 4.75%, 2/15/15 (d)		7,133	7,471,817
Cobalt International Energy, Inc., 2.63%, 12/01/19 (g)		19,793	22,106,307
CONSOL Energy, Inc., 8.00%, 4/01/17		9,989	10,788,120
Cricket Communications, Inc., 7.75%, 10/15/20		3,883	3,873,293
Crown Cork & Seal Co., Inc., 7.50%, 12/15/96		375	361,875
Cubist Pharmaceuticals, Inc., 2.50%, 11/01/17 (g)		3,922	6,689,461
Daimler Finance North America LLC:
0.91%, 1/09/15 (d)(e)		9,513	9,551,499
1.30%, 7/31/15 (d)		1,808	1,820,179
DaVita HealthCare Partners, Inc., 6.38%, 11/01/18		1,781	1,894,539
DJO Finance LLC/DJO Finance Corp., 9.75%, 10/15/17		835	870,487
Electronic Arts, Inc., 0.75%, 7/15/16 (g)		3,720	3,603,750
Ford Motor Credit Co. LLC, 2.38%, 1/16/18		6,610	6,571,331
Forest City Enterprises, Inc., 4.25%, 8/15/18 (g)		6,624	7,331,940
General Electric Capital Corp.:
Series B, 6.25% (e)(i)		9,500	10,426,563
6.00%, 8/07/19		6,590	8,000,688
Gilead Sciences, Inc., Series D, 1.63%, 5/01/16 (g)		11,449	24,851,486
Hologic, Inc., 2.00%, 12/15/37 (g)(j)		12,918	15,598,485
HSBC USA, Inc., 1.63%, 1/16/18		6,570	6,563,883

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

United States (concluded)
Hughes Satellite Systems Corp.:
6.50%, 6/15/19	USD	1,434	$1,573,815
7.63%, 6/15/21		1,792	2,049,600
Hyundai Capital America:
1.63%, 10/02/15 (d)		2,436	2,452,635
2.13%, 10/02/17 (d)		3,893	3,924,712
Morgan Stanley, 4.75%, 3/22/17		3,935	4,340,396
Mylan, Inc., 3.75%, 9/15/15 (g)		9,660	21,402,937
Phibro Animal Health Corp., 9.25%, 7/01/18 (d)		694	746,050
Reliance Holdings USA, Inc.:
4.50%, 10/19/20 (d)		3,746	3,926,812
5.40%, 2/14/22 (d)		1,995	2,223,836
Salesforce.com, Inc., 0.25%, 4/01/18 (d)(g)		13,194	13,218,739
SunGard Data Systems, Inc., 7.38%, 11/15/18		5,578	5,968,460
Take-Two Interactive Software, Inc.:
4.38%, 6/01/14 (g)		2,415	3,732,684
1.75%, 12/01/16 (g)		9,408	10,801,560
Texas Industries, Inc., 9.25%, 8/15/20		7,402	8,086,685

			263,459,094

Total Corporate Bonds — 6.4%			707,705,778

Floating Rate Loan Interests (e)	Par (000)		Value

Canada — 0.0%
Essar Steel Algoma, Inc., Term Loan, 1.25% - 8.75%, 4/22/13		3,699	3,754,457

Chile — 0.1%
GNL Quintero SA, Tranche B Facility, 0.31% - 1.31%, 4/22/13		7,556	6,603,764

France — 0.1%
Constellium Holdco BV (Constellium France SAS):
Term Loan B, 6.00%, 3/25/20		3,186	3,241,348
Term Loan B, 6.00%, 3/25/20	EUR	3,186	4,145,072

			7,386,420

United Kingdom — 0.2%
Delta Debtco, Ltd., Term Loan, 9.25%, 7/01/13	USD	19,179	20,305,766
Kleinwort Benson Group, Bridge Loan, 0.00%, 4/20/13	EUR	9,763	1

			20,305,767

United States — 0.3%
Cricket Communications, Inc., 1.25% - 4.75%, 5/13/13	USD	7,930	7,971,632
Navistar, Inc., Tranche B Term Loan, 1.50% - 7.00%, 4/30/13		1,553	1,567,847
Obsidian Natural Gas Trust, Term Loan, 5.00% - 7.00%, 4/02/13		9,053	9,098,175
Univision Communications, Inc., 2013 Converted Extended First - Lien Term Loan, Term Loan C1, 1.25% - 4.75%, 4/30/13		12,670	12,731,323
Vodafone Americas Finance 2, Inc., New Series A Loan, 6.25%, 7/11/13 (k)		7,114	7,309,185

			38,678,162

Total Floating Rate Loan Interests — 0.7%			76,728,570

Foreign Government Obligations	Par (000)		Value

Australia — 1.9%
Commonwealth of Australia:
5.50%, 12/15/13	AUD	28,290	$29,980,833
5.75%, 5/15/21		24,335	29,671,213
5.50%, 4/21/23		92,284	112,851,473
Queensland Treasury Corp.:
6.00%, 9/14/17		13,292	15,271,074
6.00%, 6/14/21		19,934	23,591,046

			211,365,639

Brazil — 1.4%
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 8/15/22	BRL	66,755	87,903,593
Series F, 10.00%, 1/01/21		130,279	66,925,464

			154,829,057

Canada — 0.4%
Canadian Government Bond:
4.00%, 6/01/16	CAD	11,606	12,420,120
1.50%, 3/01/17		18,869	18,730,260
3.50%, 6/01/20		14,061	15,624,669

			46,775,049

Germany — 1.8%
Bundesrepublik Deutschland:
4.25%, 7/04/17	EUR	74,599	112,102,426
3.50%, 7/04/19		58,604	88,880,037

			200,982,463

Hong Kong — 0.3%
Hong Kong Government Bond:
1.67%, 3/24/14	HKD	37,850	4,947,642
3.51%, 12/08/14		96,250	13,090,355
1.69%, 12/22/14		49,550	6,544,826
0.27%, 12/18/17		49,300	6,275,408
3.56%, 6/25/18		29,600	4,394,079

			35,252,310

Malaysia — 0.5%
Federation of Malaysia:
3.21%, 5/31/13	MYR	64,533	20,863,236
3.46%, 7/31/13		38,171	12,354,052
5.09%, 4/30/14		63,226	20,877,639

			54,094,927

Netherlands — 0.1%
Kingdom of the Netherlands, 1.00%, 2/24/17 (d)	USD	12,526	12,632,722

Russia — 0.2%
Russian Federation, 7.50%, 2/27/19	RUB	411,980	13,968,616
Vnesheconombank Via VEB Finance Plc, 6.03%, 7/05/22 (d)	USD	3,200	3,540,000

			17,508,616

Switzerland — 0.2%
Switzerland Government Bond:
2.00%, 4/28/21	CHF	4,487	5,279,043
2.00%, 5/25/22		3,206	3,786,117
4.00%, 2/11/23		6,544	9,029,355

			18,094,515

Turkey — 0.0%
Republic of Turkey, 6.75%, 4/03/18	USD	1,900	2,242,000

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	7

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Foreign Government Obligations	Par (000)		Value

United Kingdom — 1.2%
United Kingdom Gilt, 4.75%, 3/07/20	GBP	72,541	$136,582,620

Total Foreign Government Obligations — 8.0%			890,359,918

Investment Companies	Shares		Value

ETFS Gold Trust (b)		256,340	40,364,527
ETFS Palladium Trust (b)		89,760	6,797,525
ETFS Platinum Trust (b)		76,089	11,735,207
iShares Gold Trust (b)(l)		2,310,427	35,857,827
SPDR Gold Trust (b)		545,201	84,206,294

Total Investment Companies — 1.6%			178,961,380

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Commercial Mortgage-Backed Securities — 0.1%
Banc of America Large Loan Trust, Series 2010-HLTN, Class HLTN, 2.50%, 11/15/15 (d)(e)	USD	13,186	13,258,244

Preferred Securities

Capital Trusts	Par (000)		Value

Germany — 0.0%
Deutsche Bank Capital Funding Trust VII, 5.63% (d)(e)(i)		1,464	1,395,192

Switzerland — 0.1%
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41 (e)		6,357	6,786,097

United States — 0.2%
Citigroup, Inc., 5.95% (e)(i)		4,748	4,926,050
NBCUniversal Enterprise, Inc., 5.25% (d)(i)		6,000	6,060,600
USB Capital IX, 3.50% (e)(i)		8,983	8,332,631

			19,319,281

Total Capital Trusts — 0.3%			27,500,570

Preferred Stocks	Shares		Value

United Kingdom — 0.2%
HSBC Holdings Plc, Series 2, 8.00%		269,500	7,572,950
Royal Bank of Scotland Group Plc:
Series M, 6.40%		168,525	3,761,478
Series Q, 6.75%		91,325	2,133,352
Series T, 7.25%		250,583	6,104,202

			19,571,982

United States — 0.7%
Bank of America Corp., Series 8, 8.63%		520,279	13,267,115
Cliffs Natural Resources, Inc., 7.00% (g)		247,190	4,615,037
Continental Airlines Finance Trust II, 6.00% (g)		21,250	990,781
Fannie Mae, Series S, 8.25% (b)(e)		921,074	3,030,333
General Motors Co., Series B, 4.75% (g)		243,123	10,439,702
Health Care REIT, Inc., Series I, 6.50% (g)		132,093	8,204,296

Preferred Securities	Shares		Value

United States (concluded)
NextEra Energy, Inc., 5.60%		163,146	$8,805,479
PPL Corp.:
8.75% (g)		128,534	7,165,771
9.50% (g)		144,700	7,929,560
United Technologies Corp., 7.50% (g)		89,362	5,348,316
US Bancorp:
Series F, 6.50% (e)		236,374	7,058,128
Series G, 6.00% (e)		125,469	3,493,057
Wells Fargo & Co., Series L, 7.50% (g)		4,370	5,631,838

Total Preferred Stocks — 0.9%			105,551,395

Trust Preferreds

United States — 0.3%
Citigroup Capital XIII, 7.88%, 10/30/40 (e)		438,422	12,534,485
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (e)		580,751	15,796,427
Omnicare Capital Trust II, Series B, 4.00%, 6/15/33 (g)		87,281	4,494,971
RBS Capital Funding Trust VII, Series G, 6.08% (b)(f)(i)		157,799	3,394,256

Total Trust Preferreds — 0.3%			36,220,139

Total Preferred Securities — 1.5%			169,272,104

U.S. Government Sponsored Agency Securities	Par (000)		Value

Mortgage-Backed Securities — 0.1%
Fannie Mae Mortgage-Backed Securities, 3.50%, 4/01/43 (m)	USD	13,169	13,905,728

U.S. Treasury Obligations	Par (000)		Value

U.S. Treasury Notes:
2.25%, 3/31/16 (n)		100,897	106,572,034
0.63%, 9/30/17		51,894	51,792,751
1.38%, 9/30/18		54,623	56,090,480
1.00%, 9/30/19		39,024	38,731,618
1.25%, 10/31/19		13,107	13,203,560
3.50%, 5/15/20		169,391	195,594,217
2.63%, 8/15/20 (o)		89,024	97,237,998
2.00%, 11/15/21		15,998	16,498,144
1.75%, 5/15/22		19,258	19,313,575
1.63%, 11/15/22		33,263	32,672,917

Total U.S. Treasury Obligations — 5.6%			627,707,294

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Warrants (p)	Shares		Value

Australia — 0.0%
TFS Corp. Ltd. (Issued/exercisable 8/01/11, 1 Share for 1 warrant, Expires 9/03/13, Strike Price AUD 1.28)		4,195,800	$649,224

Canada — 0.0%
Kinross Gold Corp. (Issued/exercisable 10/29/18, 1 Share for 1 warrant, Expires 9/03/13, Strike Price CAD 32.00) (b)		37,568	185

Total Warrants — 0.0%			649,409

Total Long-Term Investments
(Cost — $7,987,268,659) — 82.5%			9,220,337,706

Short-Term Securities

Foreign Agency Obligations (q)	Par (000)		Value

Japan Treasury Discount Bill:
0.04%, 9/10/13	JPY	3,290,000	34,927,028
0.05%, 6/20/13		2,250,000	23,888,273
0.08%, 5/13/13		2,640,000	28,029,831
Mexico Cetes:
0.00%, 8/22/13	MXN	131,939	10,547,748
1.98%, 4/04/13		446,061	36,197,159
3.98%, 9/05/13		171,521	13,682,124
3.99%, 9/19/13		356,237	28,373,171
Republic of Turkey:
6.04%, 7/17/13	TRY	13,199	7,162,092
6.32%, 5/15/13		27,275	14,951,719
6.40%, 9/11/13		10,551	5,668,823

Total Foreign Agency Obligations — 1.8%			203,427,968

Money Market Funds	Beneficial Interest (000)		Value

BlackRock Liquidity Series, LLC Money Market Series, 0.23% (l)(r)(s)	USD	61,625	61,625,009

Total Money Market Funds — 0.5%			61,625,009

Time Deposits	Par (000)		Value

Japan — 0.0%
Brown Brothers Harriman & Co., 0.01%, 4/01/13	JPY	44,593	473,718

Total Time Deposits — 0.0%			473,718

U.S. Treasury Obligations	Par (000)		Value

U.S. Treasury Bills (q):
0.09%, 4/04/13-5/09/13	USD	362,025	$362,014,900
0.07%, 4/11/13		448,610	448,600,631
0.06%, 4/18/13-5/23/13		146,000	145,987,935
0.08%, 4/25/13-5/16/13		164,350	164,339,118
0.05%, 5/02/13		230,350	230,330,484
0.00%, 6/06/13-6/27/13		53,100	53,093,150
0.06%, 6/13/13		87,290	87,279,787
0.06%, 6/20/13		205,195	205,166,478

Total U.S. Treasury Obligations — 15.2%			1,696,812,483

Total Short-Term Securities
(Cost — $1,961,447,164) — 17.5%			1,962,339,178

Options Purchased			Value

(Cost — $72,827,863) — 0.8%			90,996,971

Total Investments Before Investments Sold Short, Options Written and TBA Sale Commitments
(Cost — $10,021,543,686*) — 100.8%			11,273,673,855

Investments Sold Short	Shares		Value

Specialty Retail — (0.2)%
Fast Retailing Co. Ltd.		62,500	(20,340,040)

Total Investments Sold Short
(Proceeds — $16,988,531) — (0.2)%			(20,340,040)

Options Written			Value

(Premiums Received — $ 18,253,642) — (0.2)%			(26,659,282)

TBA Sale Commitments (m)	Par (000)		Value

Fannie Mae Mortgage-Backed Securities, 3.50%, 4/01/43	USD	13,169	(13,905,728)

Total TBA Sale Commitments
(Proceeds — $13,903,670) — (0.1)%			(13,905,728)

Total Investments Net of Investments Sold Short, Options Written and TBA Sale Commitments — 100.3%			11,212,768,805
Liabilities in Excess of Other Assets — (0.3)%			(32,717,733)

Net Assets — 100.0%			$11,180,051,072

Notes to Consolidated Schedule of Investments

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$10,087,737,403

Gross unrealized appreciation	$1,470,441,149
Gross unrealized depreciation	(284,504,697)

Net unrealized appreciation	$1,185,936,452

(a)	Security, or a portion of security, is on loan.
(b)	Non-income producing security.
(c)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	9

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Variable rate security. Rate shown is as of report date.
(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(g)	Convertible security.
(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(i)	Security is perpetual in nature and has no stated maturity date.
(j)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.
(k)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(l)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased	Shares/Beneficial Interest Sold		Shares/Beneficial Interest Held at March 31, 2013	Value at March 31, 2013	Income
BlackRock Liquidity Series LLC, Money Market Series	$72,374,364	—		$(10,749,355)[1]	$61,625,009	$61,625,009	$83,338
iShares Gold Trust	2,310,427	—	—		2,310,427	$35,857,827	—

[1] Represents net shares sold.

(m)	Represents or includes a TBA transaction. Unsettled TBA transactions as of March 31, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	$13,905,728	$112,143
JPMorgan Chase & Co.	$(13,905,728)	$ (2,058)

(n)	All or a portion of security pledged as collateral in connection with open financial futures contracts.
(o)	All or a portion of security has been pledged as collateral in connection with swaps.
(p)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(q)	Rates shown are discount rates or a range of discount rates at the time of purchase.
(r)	Represents the current yield as of report date.
(s)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

—	Financial futures contracts as of March 31, 2013 were as follows:

Contracts Purchased/(Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
496	Nikkei 225 Index	Chicago Mercantile	June 2013	USD	32,691,867	$ 1,954,898
535	TOPIX Index	Tokyo	June 2013	USD	59,106,764	2,784,644
(6)	DAX Index	Eurex	June 2013	USD	(1,499,802)	37,045
(397)	EURO STOXX 50 Index	Eurex	June 2013	USD	(12,996,657)	536,293
(129)	FTSE/MIB Index	Borse Italiana	June 2013	USD	(12,432,005)	677,617
(1,103)	S&P 500 E-Mini Index	Chicago Mercantile	June 2013	USD	(86,185,663)	(1,201,689)
Total						$ 4,788,808

—	Foreign currency exchange contracts as of March 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	81,645,285	USD	866,833	Goldman Sachs Group, Inc.	4/01/13	$74

USD	84,336	MXN	1,038,081	Deutsche Bank AG	4/01/13	32

USD	2,115,381	AUD	2,028,306	BNP Paribas SA	4/02/13	4,726

USD	1,003,004	EUR	785,721	BNP Paribas SA	4/02/13	(4,133)

USD	611,268	HKD	4,746,587	Goldman Sachs Group, Inc.	4/02/13	(138)

USD	47,619	MXN	590,268	Deutsche Bank AG	4/02/13	(317)

EUR	4,572,628	USD	5,870,340	BNP Paribas SA	4/03/13	(9,145)

USD	88,523	MXN	1,094,042	Deutsche Bank AG	4/03/13	(326)

EUR	20,412,000	JPY	2,588,904,990	Bank of America Corp.	4/04/13	(1,336,916)

10	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

—	Foreign currency exchange contracts as of March 31, 2013 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

JPY	187,044,938	USD	1,986,227	Goldman Sachs Group, Inc.	4/04/13	$(190)
JPY	513,111,017	USD	5,493,000	UBS AG	4/04/13	(41,953)
USD	27,738,000	JPY	2,590,743,069	Bank of America Corp.	4/04/13	215,177
USD	37,586,675	JPY	3,504,581,540	UBS AG	4/04/13	355,667
USD	34,500,797	MXN	446,060,800	Deutsche Bank AG	4/04/13	(1,589,181)
USD	39,919,930	GBP	25,670,000	Deutsche Bank AG	4/05/13	917,207
USD	27,785,949	JPY	2,596,533,000	Barclays Plc	4/05/13	201,437
USD	27,617,000	JPY	2,580,300,497	BNP Paribas SA	4/05/13	204,936
USD	22,213,283	JPY	2,065,902,000	Deutsche Bank AG	4/05/13	265,980
CAD	28,658,103	USD	27,752,000	Credit Suisse Group AG	4/11/13	450,486
EUR	19,960,000	JPY	2,439,191,840	Morgan Stanley	4/11/13	(325,890)
EUR	11,107,287	USD	14,434,920	Morgan Stanley	4/11/13	(195,720)
JPY	1,624,198,400	USD	17,600,000	Deutsche Bank AG	4/11/13	(344,504)
USD	27,617,000	JPY	2,582,520,904	Bank of America Corp.	4/11/13	180,278
USD	53,088,597	JPY	4,956,086,000	Deutsche Bank AG	4/11/13	435,101
USD	11,179,000	JPY	1,056,493,753	JPMorgan Chase & Co.	4/11/13	(45,198)
USD	27,617,000	JPY	2,579,206,864	JPMorgan Chase & Co.	4/11/13	215,486
USD	22,237,017	BRL	44,152,710	Deutsche Bank AG	4/12/13	424,318
USD	27,617,000	JPY	2,581,084,820	Goldman Sachs Group, Inc.	4/12/13	195,357
USD	27,617,000	JPY	2,581,968,564	Morgan Stanley	4/12/13	185,968
USD	39,287,715	JPY	3,667,960,000	UBS AG	4/12/13	319,026
EUR	26,773,000	USD	34,793,655	Credit Suisse Group AG	4/18/13	(469,956)
USD	27,653,000	JPY	2,574,687,871	BNP Paribas SA	4/18/13	298,252
USD	27,735,136	JPY	2,588,964,000	Credit Suisse Group AG	4/18/13	228,711
USD	26,139,424	JPY	2,448,885,000	Morgan Stanley	4/18/13	121,267
EUR	20,625,000	JPY	2,519,673,750	Goldman Sachs Group, Inc.	4/19/13	(328,457)
EUR	13,437,000	USD	17,463,935	Goldman Sachs Group, Inc.	4/19/13	(237,232)
USD	16,160,638	GBP	10,680,200	Deutsche Bank AG	4/19/13	(65,473)
USD	27,948,000	GBP	18,370,285	Deutsche Bank AG	4/19/13	38,572
USD	12,446,546	GBP	8,227,000	Goldman Sachs Group, Inc.	4/19/13	(52,491)
EUR	21,494,000	USD	27,913,828	BNP Paribas SA	4/25/13	(356,711)
USD	26,670,109	JPY	2,450,863,000	BNP Paribas SA	4/25/13	629,752
USD	27,160,850	JPY	2,498,173,500	Credit Suisse Group AG	4/25/13	617,820
USD	27,584,000	JPY	2,522,832,640	Goldman Sachs Group, Inc.	4/25/13	778,968
EUR	20,625,000	JPY	2,508,464,062	Barclays Plc	4/26/13	(209,385)
EUR	19,960,000	JPY	2,427,788,692	BNP Paribas SA	4/26/13	(204,797)
EUR	15,784,100	USD	20,578,521	Deutsche Bank AG	4/26/13	(341,847)
USD	27,473,000	JPY	2,525,180,795	Goldman Sachs Group, Inc.	4/26/13	642,844
EUR	33,397,894	USD	43,652,718	Deutsche Bank AG	5/02/13	(831,665)
EUR	16,250,414	USD	21,205,816	UBS AG	5/02/13	(370,375)
EUR	29,246,815	USD	37,828,708	UBS AG	5/02/13	(329,955)
USD	27,963,788	AUD	27,052,000	Credit Suisse Group AG	5/02/13	(127,658)
USD	27,978,000	JPY	2,661,547,140	JPMorgan Chase & Co.	5/02/13	(302,322)
EUR	20,311,597	USD	26,300,268	Barclays Plc	5/03/13	(257,596)
EUR	20,145,616	USD	26,098,948	BNP Paribas SA	5/03/13	(269,089)
EUR	33,996,932	USD	44,023,987	Credit Suisse Group AG	5/03/13	(434,556)
EUR	20,166,117	USD	26,115,323	Goldman Sachs Group, Inc.	5/03/13	(259,179)
USD	18,098,433	GBP	11,949,000	JPMorgan Chase & Co.	5/10/13	(53,261)
USD	31,569,272	JPY	3,015,560,000	Barclays Plc	5/10/13	(474,587)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	11

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

—	Foreign currency exchange contracts as of March 31, 2013 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	25,575,713	JPY	2,416,239,900	Goldman Sachs Group, Inc.	5/10/13	$(99,667)
USD	25,641,222	JPY	2,421,428,800	JPMorgan Chase & Co.	5/10/13	(89,297)
USD	28,226,238	JPY	2,640,000,000	UBS AG	5/13/13	172,499
USD	9,865,884	TRY	18,117,710	Credit Suisse Group AG	5/15/13	(86,592)
USD	4,973,909	TRY	9,156,966	Credit Suisse Group AG	5/15/13	(56,224)
USD	25,273,941	JPY	2,250,000,000	Barclays Plc	6/20/13	1,357,810
USD	7,301,250	TRY	13,199,200	Barclays Plc	7/17/13	111,811
USD	10,460,059	MXN	131,939,000	Credit Suisse Group AG	8/22/13	(77,206)
USD	10,446,725	MXN	131,939,000	Credit Suisse Group AG	9/05/13	(77,073)
USD	3,134,017	MXN	39,581,700	Credit Suisse Group AG	9/05/13	(23,122)
USD	34,302,992	JPY	3,290,000,000	Deutsche Bank AG	9/10/13	(695,039)
USD	5,675,632	TRY	10,551,000	UBS AG	9/11/13	(27,010)
USD	17,737,158	MXN	224,297,000	Credit Suisse Group AG	9/19/13	(130,520)
USD	10,433,669	MXN	131,940,000	Credit Suisse Group AG	9/19/13	(76,777)

Total						$(1,739,168)

—	Exchange-traded options purchased as of March 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Barrick Gold Corp.	Call	USD	80.00	1/18/14	32,487	$129,948
Goldcorp, Inc.	Call	USD	80.00	1/18/14	20,313	142,191
Newmont Mining Corp.	Call	USD	90.00	1/18/14	25,990	285,890
Humana, Inc.	Put	USD	67.50	8/17/13	1,520	722,000

Total						$1,280,029

—	Over-the-counter options purchased as of March 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)	Market Value

Nikkei 225 Index	Goldman Sachs Group, Inc.	Call	JPY	11,400.00	4/12/13	4,529	–	$4,471,892
S&P 500 Volatility Index	Credit Suisse Group AG	Call	USD	18.00	5/22/13	264,100	–	330,125
Nikkei 225 Index	Bank of America Corp.	Call	JPY	9,600.00	12/13/13	2,921	–	8,838,844
Nikkei 225 Index	Citigroup, Inc.	Call	JPY	9,400.00	12/13/13	2,916	–	9,358,354
Nikkei 225 Index	JPMorgan Chase & Co.	Call	JPY	9,354.06	12/13/13	2,920	–	9,495,128
Nikkei 225 Index	JPMorgan Chase & Co.	Call	JPY	9,617.63	12/13/13	2,763	–	8,316,398
Nikkei 225 Index	JPMorgan Chase & Co.	Call	JPY	11,000.00	12/13/13	1,460	–	2,672,418
Nikkei 225 Index	JPMorgan Chase & Co.	Call	JPY	11,000.00	12/13/13	412	–	754,134
Nikkei 225 Index	JPMorgan Chase & Co.	Call	JPY	11,000.00	12/13/13	132	–	241,616
Activision Blizzard, Inc.	Goldman Sachs Group, Inc.	Call	USD	20.00	1/17/14	789,528	–	128,003
Aetna, Inc.	Goldman Sachs Group, Inc.	Call	USD	60.00	1/17/14	573,045	–	722,637
Agnico-Eagle Mines Ltd.	Deutsche Bank AG	Call	USD	85.00	1/17/14	590,560	–	82,021

12	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

—	Over-the-counter options purchased as of March 31, 2013 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)	Market Value

Alcoa, Inc.	Goldman Sachs Group, Inc.	Call	USD	15.00	1/17/14	1,426,244	–	$35,321
AngloGold Ashanti Ltd.	Deutsche Bank AG	Call	USD	65.00	1/17/14	700,319	–	8,456
Autozone, Inc.	Goldman Sachs Group, Inc.	Call	USD	550.00	1/17/14	59,851	–	20,347
Bank of America Corp.	Goldman Sachs Group, Inc.	Call	USD	17.00	1/17/14	3,183,581	–	563,235
Best Buy Co., Inc.	Goldman Sachs Group, Inc.	Call	USD	30.00	1/17/14	1,719,134	–	988,934
Boeing Co.	Goldman Sachs Group, Inc.	Call	USD	110.00	1/17/14	509,373	–	196,750
Boston Scientific Corp.	Goldman Sachs Group, Inc.	Call	USD	10.00	1/17/14	1,438,979	–	326,653
Bristol-Myers Squibb Co.	Goldman Sachs Group, Inc.	Call	USD	50.00	1/17/14	1,426,244	–	224,644
Broadcom Corp.	Goldman Sachs Group, Inc.	Call	USD	55.00	1/17/14	764,059	–	50,307
Caterpillar, Inc.	Goldman Sachs Group, Inc.	Call	USD	135.00	1/17/14	827,731	–	67,928
Cisco Systems, Inc.	Goldman Sachs Group, Inc.	Call	USD	30.00	1/17/14	3,183,581	–	178,864
Citigroup, Inc.	Goldman Sachs Group, Inc.	Call	USD	50.00	1/17/14	3,183,581	–	7,458,373
Coeur Dalene Mines Corp.	Deutsche Bank AG	Call	USD	40.00	1/17/14	280,191	–	27,288
Corning, Inc.	Goldman Sachs Group, Inc.	Call	USD	20.00	1/17/14	1,591,790	–	89,875
Eldorado Gold Corp.	Deutsche Bank AG	Call	USD	25.00	1/17/14	831,482	–	14,726
EMC Corp.	Goldman Sachs Group, Inc.	Call	USD	40.00	1/17/14	2,228,507	–	86,159
Endeavour Silver Corp.	Deutsche Bank AG	Call	USD	20.00	1/17/14	222,638	–	7,415
First Majestic Silver Corp.	Deutsche Bank AG	Call	USD	35.00	1/17/14	140,675	–	11,529
Freeport-McMoRan Copper & Gold, Inc.	Goldman Sachs Group, Inc.	Call	USD	65.00	1/17/14	1,719,134	–	77,154
General Electric Co.	Goldman Sachs Group, Inc.	Call	USD	35.00	1/17/14	3,183,581	–	81,886
Gold Fields Ltd.	Deutsche Bank AG	Call	USD	22.00	1/17/14	1,718,964	–	812
Halliburton Co.	Goldman Sachs Group, Inc.	Call	USD	55.00	1/17/14	1,209,761	–	429,158
Harmony Gold Mining Co. Ltd.	Deutsche Bank AG	Call	USD	15.00	1/17/14	438,425	–	22,452
Hewlitt-Packard Co.	Goldman Sachs Group, Inc.	Call	USD	30.00	1/17/14	3,183,581	–	2,556,358
Humana, Inc.	Goldman Sachs Group, Inc.	Call	USD	105.00	1/17/14	254,686	–	70,972
IAMGOLD Corp.	Deutsche Bank AG	Call	USD	30.00	1/17/14	739,472	–	8,404
Intel Corp.	Goldman Sachs Group, Inc.	Call	USD	40.00	1/17/14	3,183,581	–	49,543
International Business Machines Co.	Goldman Sachs Group, Inc.	Call	USD	295.00	1/17/14	331,092	–	14,501
J.C. Penney Co., Inc.	Goldman Sachs Group, Inc.	Call	USD	55.00	1/17/14	891,403	–	21,847
JPMorgan Chase & Co.	Goldman Sachs Group, Inc.	Call	USD	60.00	1/17/14	3,183,581	–	1,331,975
Kinross Gold Corp.	Deutsche Bank AG	Call	USD	20.00	1/17/14	3,183,267	–	82,190
Las Vegas Sands Corp.	Goldman Sachs Group, Inc.	Call	USD	77.25	1/17/14	1,146,089	–	932,473

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	13

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

—	Over-the-counter options purchased as of March 31, 2013 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)	Market Value

Lowes Cos.	Goldman Sachs Group, Inc.	Call	USD	45.00	1/17/14	2,546,865	–	$2,319,668
Marvell Technology Group Ltd.	Goldman Sachs Group, Inc.	Call	USD	20.00	1/17/14	1,846,477	–	80,355
Mastercard, Inc.	Goldman Sachs Group, Inc.	Call	USD	660.00	1/17/14	95,507	–	529,093
McDonald’s Corp.	Goldman Sachs Group, Inc.	Call	USD	135.00	1/17/14	573,045	–	30,207
Microsoft Corp.	Goldman Sachs Group, Inc.	Call	USD	45.00	1/17/14	3,183,581	–	92,519
Monster Beverage Corp.	Goldman Sachs Group, Inc.	Call	USD	105.00	1/17/14	445,701	–	44,002
NetApp, Inc.	Goldman Sachs Group, Inc.	Call	USD	60.00	1/17/14	1,044,215	–	85,754
New Gold, Inc.	Deutsche Bank AG	Call	USD	22.00	1/17/14	471,633	–	29,747
Novagold Resources, Inc.	Deutsche Bank AG	Call	USD	12.00	1/17/14	435,839	–	29
Pan American Silver Corp.	Deutsche Bank AG	Call	USD	50.00	1/17/14	795,205	–	11,707
Priceline.com, Inc.	Goldman Sachs Group, Inc.	Call	USD	1,000.00	1/17/14	127,343	–	599,099
QUALCOMM, Inc.	Goldman Sachs Group, Inc.	Call	USD	95.00	1/17/14	1,273,432	–	189,561
Randgold Resources Ltd.	Deutsche Bank AG	Call	USD	165.00	1/17/14	107,340	–	18,330
Royal Gold, Inc.	Deutsche Bank AG	Call	USD	125.00	1/17/14	105,773	–	49,404
Safeway, Inc.	Goldman Sachs Group, Inc.	Call	USD	25.00	1/17/14	764,059	–	2,293,453
Seabridge Gold, Inc.	Deutsche Bank AG	Call	USD	30.00	1/17/14	69,650	–	6,494
Silver Standard Resources, Inc.	Deutsche Bank AG	Call	USD	30.00	1/17/14	194,689	–	14,654
Silver Wheaton Corp.	Deutsche Bank AG	Call	USD	55.00	1/17/14	798,592	–	200,350
Silvercorp Metals, Inc.	Deutsche Bank AG	Call	USD	15.00	1/17/14	454,150	–	4,438
Staples, Inc.	Goldman Sachs Group, Inc.	Call	USD	20.00	1/17/14	2,801,552	–	269,962
Starwood Hotels & Resort Worldwide, Inc.	Goldman Sachs Group, Inc.	Call	USD	85.00	1/17/14	191,015	–	78,348
Stillwater Mining Co.	Deutsche Bank AG	Call	USD	25.00	1/17/14	509,322	–	34,149
United Technologies Corp.	Goldman Sachs Group, Inc.	Call	USD	120.00	1/17/14	483,904	–	84,826
UnitedHealth Group, Inc.	Goldman Sachs Group, Inc.	Call	USD	85.00	1/17/14	636,716	–	36,398
Visa, Inc.	Goldman Sachs Group, Inc.	Call	USD	190.00	1/17/14	292,889	–	1,377,508
Western Union Co.	Goldman Sachs Group, Inc.	Call	USD	25.00	1/17/14	445,701	–	3,985
Yahoo!, Inc.	Goldman Sachs Group, Inc.	Call	USD	25.00	1/17/14	2,228,507	–	3,902,467
Yamana Gold, Inc.	Deutsche Bank AG	Call	USD	30.00	1/17/14	1,911,514	–	191,331
Yum! Brands, Inc.	Goldman Sachs Group, Inc.	Call	USD	100.00	1/17/14	445,701	–	74,432
Goldman Sachs JPY Weak Yen Index	Goldman Sachs Group, Inc.	Call	USD	93.80	3/14/14	157,102	–	4,515,111
Nikkei 225 Index	BNP Paribas SA	Call	JPY	9,685.15	3/14/14	3,009	–	9,126,390
S&P 500 Index	Goldman Sachs Group, Inc.	Put	USD	1,520.00	4/19/13	27,010	–	135,050
S&P 500 Index	JPMorgan Chase & Co.	Put	USD	1,510.00	4/19/13	26,970	–	114,623

14	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

—	Over-the-counter options purchased as of March 31, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)		Market Value

Russell 2000 Index	JPMorgan Chase & Co.	Put	USD	890.00	5/17/13	29,199		–	$197,093
S&P 500 Index	Bank of America Corp.	Put	USD	1,520.00	5/17/13	18,072		–	245,326
S&P 500 Index	Credit Suisse Group AG	Put	USD	1,520.00	5/17/13	36,868		–	500,481
S&P 500 Index	Deutsche Bank AG	Put	USD	1,470.00	5/17/13	17,748		–	122,461
S&P 500 Index	Deutsche Bank AG	Put	USD	1,470.00	5/17/13	17,678		–	121,978
EUR Currency	Credit Suisse Group AG	Put	USD	1.20	6/03/13	–	EUR	75,999	151,793
KOPSI Index	Citigroup, Inc.	Put	USD	243.53	12/12/13	666		–	386,267

Total									$89,716,942

—	Exchange-traded options written as of March 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Marathon Oil Corp.	Call	USD	67.50	4/20/13	2,616	$(5,886,000)
PulteGroup, Inc.	Call	USD	19.00	4/20/13	2,538	(366,741)
Tiffany & Co.	Call	USD	65.00	5/18/13	1,105	(585,650)
Kraft Foods Group, Inc.	Call	USD	47.50	6/22/13	1,971	(886,950)
Marathon Petroleum Corp.	Call	USD	77.50	7/20/13	2,621	(3,695,610)
The Procter & Gamble Co.	Call	USD	72.50	7/20/13	6,955	(3,460,112)
Humana, Inc.	Call	USD	75.00	8/17/13	1,520	(444,600)
Williams-Sonoma, Inc.	Call	USD	55.00	1/18/14	504	(161,280)
Williams-Sonoma, Inc.	Call	USD	52.50	1/18/14	700	(297,500)
Humana, Inc.	Put	USD	60.00	8/17/13	1,520	(326,800)

Total						$(16,111,243)

—	Over-the-counter barrier options written as of March 31, 2013 were as follows:

Description	Counterparty	Strike Price		Barrier Price		Expiration Date	Contracts	Market Value
S&P 500 Index	Goldman Sachs Group, Inc.	USD	1,450.00	USD	1,375.00	04/19/13	27,010	$(30,608)

—	Over-the-counter options written as of March 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)		Market Value

Yahoo! Japan Corp.	Goldman Sachs Group, Inc.	Call	JPY	37,761.36	4/11/13	8,412		–	$(494,359)
Yahoo! Japan Corp.	Goldman Sachs Group, Inc.	Call	JPY	37,761.36	5/02/13	8,412		–	(520,423)
Russell 2000 Index	JPMorgan Chase & Co.	Call	USD	975.00	5/17/13	29,199		–	(246,732)
S&P 500 Index	Deutsche Bank AG	Call	USD	1,580.00	5/17/13	17,678		–	(324,391)
S&P 500 Index	Deutsche Bank AG	Call	USD	1,580.00	5/17/13	17,748		–	(325,676)
S&P 500 Volatility Index	Credit Suisse Group AG	Call	USD	25.00	5/22/13	264,100		–	(125,448)
EUR Currency	Credit Suisse Group AG	Call	USD	1.40	6/03/13	–	EUR	75,999	(5,202)
Nikkei 225 Index	Citigroup, Inc.	Call	JPY	11,000.00	12/13/13	2,004		–	(3,668,168)
Goldman Sachs JPY Weak Yen Index	Goldman Sachs Group, Inc.	Call	USD	111.44	3/14/14	157,102		–	(2,526,200)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

—	Over-the-counter options written as of March 31, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)	Market Value

Nikkei 225 Index	BNP Paribas SA	Put	JPY	9,300.00	3/14/13	3,009	–	$(440,488)
Nikkei 225 Index	Goldman Sachs Group, Inc.	Put	JPY	10,500.00	4/12/13	4,529	–	(19,908)
S&P 500 Index	JPMorgan Chase & Co.	Put	USD	1,410.00	4/19/13	26,970	–	(16,856)
Russell 2000 Index	JPMorgan Chase & Co.	Put	USD	825.00	5/17/13	29,199	–	(59,858)
S&P 500 Index	Bank of America Corp.	Put	USD	1,420.00	5/17/13	18,072	–	(64,129)
S&P 500 Index	Credit Suisse Group AG	Put	USD	1,420.00	5/17/13	36,868	–	(130,827)
S&P 500 Index	Deutsche Bank AG	Put	USD	1,370.00	5/17/13	17,678	–	(34,030)
S&P 500 Index	Deutsche Bank AG	Put	USD	1,370.00	5/17/13	17,748	–	(34,165)
Nikkei 225 Index	Bank of America Corp.	Put	JPY	8,286.96	12/13/13	2,921	–	(215,226)
Nikkei 225 Index	Citigroup, Inc.	Put	JPY	8,305.01	12/13/13	2,916	–	(217,408)
Nikkei 225 Index	JPMorgan Chase & Co.	Put	JPY	8,808.23	12/13/13	2,763	–	(285,149)
Nikkei 225 Index	JPMorgan Chase & Co.	Put	JPY	8,592.09	12/13/13	2,920	–	(262,302)
S&P 500 Index	Citigroup, Inc.	Put	USD	1,149.60	12/20/13	11,200	–	(110,869)
Goldman Sachs JPY Weak Yen Index	Goldman Sachs Group, Inc.	Put	USD	83.58	3/14/14	157,102	–	(389,613)

Total								$(10,517,427)

—	Over-the-counter interest rate swaptions written as of March 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value

10-Year Interest Rate Swap	Morgan Stanley	Put	3.15%	Receive	6-month JPY LIBOR	4/30/13	JPY	3,301,281	$(4)

—	Interest rate swaps outstanding as of March 31, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty/ Exchange	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

0.54%[1]	3-month LIBOR	Deutsche Bank AG	9/14/15	USD	64,834	$(48,664)
0.49%[1]	3-month LIBOR	Deutsche Bank AG	9/14/15	USD	1,900	498
0.50%[1]	3-month LIBOR	JPMorgan Chase & Co.	9/17/15	USD	65,081	4,855
0.76%[1]	6-month LIBOR	Deutsche Bank AG	2/28/16	GBP	32,925	(15,892)
1.28%[2]	3-month LIBOR	UBS AG	6/22/16	USD	29,028	114,884
1.30%[2]	3-month LIBOR	Deutsche Bank AG	8/17/16	USD	503	1,736
1.01%[2]	3-month LIBOR	Deutsche Bank AG	9/27/16	USD	259,423	9,028
1.03%[2]	3-month LIBOR	Deutsche Bank AG	9/27/16	USD	1,650	397
1.04%[2]	3-month LIBOR	Deutsche Bank AG	9/28/16	USD	7,700	2,201
1.00%[2]	3-month LIBOR	Goldman Sachs Group, Inc.	9/28/16	USD	259,646	(26,432)
1.24%[2]	3-month LIBOR	Deutsche Bank AG	9/14/18	USD	25,933	114,678
1.16%[2]	3-month LIBOR	Deutsche Bank AG	9/14/18	USD	800	295
1.19%[2]	3-month LIBOR	JPMorgan Chase & Co.	9/17/18	USD	26,450	(1,973)
1.40%[2]	6-month LIBOR	Deutsche Bank AG	2/28/19	GBP	13,172	126,365

Total						$281,976

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Fund pays the floating rate and receives the fixed rate.

16	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

—	Total return swaps outstanding as of March 31, 2013 were as follows:

Reference Entity	Fixed Amount			Counterparty	Expiration Date	Contract Amount		Unrealized Appreciation

SGX Nikkei Stock Average Dividend Point Index Futures December 2013	JPY	434,255,500	[1]	Citigroup, Inc.	3/31/14	USD	265	$1,362,704

[1]	Fund receives the total return of the reference entity and pays the fixed rate. Net payment made at termination.

—

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Argentina	$6,384,802	–	–	$6,384,802
Australia	–	$44,130,075	–	44,130,075
Belgium	3,843,795	12,892,974	–	16,736,769
Brazil	134,125,460	–	–	134,125,460
Canada	268,492,228	–	–	268,492,228
Chile	4,774,190	–	–	4,774,190
China	8,782,712	47,455,786	–	56,238,498
Denmark	–	6,158,552	–	6,158,552
France	30,606,866	160,849,765	–	191,456,631
Germany	–	219,182,718	–	219,182,718
Hong Kong	–	16,371,445	–	16,371,445
Indonesia	–	3,579,887	–	3,579,887
Ireland	17,014,449	–	–	17,014,449
Israel	1,214,457	–	–	1,214,457
Italy	–	76,541,626	–	76,541,626
Japan	12,156,934	805,046,850	–	817,203,784
Kazakhstan	12,594,226	–	–	12,594,226
Malaysia	6,673,729	37,003,866	–	43,677,595
Mexico	29,549,315	–	–	29,549,315
Netherlands	7,855,346	47,602,125	–	55,457,471
Philippines	5,115,838	–	–	5,115,838
Portugal	3,946,503	–	–	3,946,503
Russia	23,541,288	–	–	23,541,288
Singapore	–	61,632,918	–	61,632,918
South Africa	6,489,850	2,853,288	–	9,343,138

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	17

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

	Level 1	Level 2	Level 3	Total
South Korea	$3,210,951	$91,837,009	–	$95,047,960
Spain	2,648,730	28,973,307	–	31,622,037
Sweden	–	16,470,448	–	16,470,448
Switzerland	1,894,314	171,758,152	–	173,652,466
Taiwan	8,129,260	31,468,937	–	39,598,197
Thailand	37,594,259	–	–	37,594,259
United Arab Emirates	5,037,784	–	–	5,037,784
United Kingdom	68,404,989	280,072,258	$ 9,204,939	357,682,186
United States	3,638,606,611	–	22,013,470	3,660,620,081
Corporate Bonds	–	657,766,075	49,939,703	707,705,778
Floating Rate Loan Interests	–	29,266,607	47,461,963	76,728,570
Foreign Government Obligations	–	890,359,918	–	890,359,918
Investment Companies	178,961,380	–	–	178,961,380
Non-Agency Mortgage-Backed Securities	–	13,258,244	–	13,258,244
Preferred Securities	141,771,534	27,500,570	–	169,272,104
U.S. Government Sponsored Agency Securities	–	13,905,728	–	13,905,728
U.S. Treasury Obligations	–	627,707,294	–	627,707,294
Warrants	649,409	–	–	649,409
Short-Term Securities:
Foreign Agency Obligations	–	203,427,968	–	203,427,968
Money Market Funds	–	61,625,009	–	61,625,009
Time Deposits	–	473,718	–	473,718
U.S. Treasury Obligations	–	1,696,812,483	–	1,696,812,483
Options Purchased:
Equity Contracts	2,301,359	88,543,819	–	90,845,178
Foreign Currency Exchange Contracts	–	151,793	–	151,793
Liabilities:
Investments:
Investments Sold Short	(20,340,040)	–	–	(20,340,040)
TBA Sale Commitments	–	(13,905,728)	–	(13,905,728)
Total	$4,652,032,528	$6,458,775,484	$128,620,075	$11,239,428,087

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$5,990,497	–	–	$5,990,497
Foreign currency exchange contracts	4,832	$9,564,730	–	9,569,562
Interest rate contracts	–	374,937	–	374,937
Other contracts	–	1,362,704	–	1,362,704
Liabilities:
Equity contracts	(18,480,088)	(9,380,883)	–	(27,860,971)
Foreign currency exchange contracts	(14,249)	(11,294,481)	–	(11,308,730)
Interest rate contracts	–	(92,961)	–	(92,961)
Total	$(12,499,008)	$(9,465,954)	–	$(21,964,962)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$17,595,168	–	–	$17,595,168
Liabilities:
Bank overdraft	–	$(2,713,854)	–	(2,713,854)
Cash received as collateral for swaps and options	–	(30,451,404)	–	(30,451,404)
Collateral on securities loaned at value	–	(61,625,009)	–	(61,625,009)
Total	$17,595,168	$(94,790,267)	–	$(77,195,099)

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of December 31, 2012, the Fund did not utilize the external pricing service model adjustments as significant market movements did not occur. As

18	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation V.I. Fund

of March 31, 2013, there were securities with a value of $141,116,084 that were systematically fair valued due to significant market movements. Therefore, these securities were transferred from Level 1 to Level 2 during the period December 31, 2012 to March 31, 2013.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Total
Assets:
Opening Balance, as of December 31, 2012	$22,663,755	$47,799,004	$43,242,731	$113,705,490
Transfers into Level 3[1]	–	–	–	–
Transfers out of Level 3[1]	–	–	–	–
Accrued discounts/premiums.	–	20,575	40,016	60,591
Net realized gain (loss)	–	–	14,306	14,306
Net change in unrealized appreciation/depreciation[2]	742,233	2,120,124	726,931	3,589,288
Purchases	7,812,421	–	4,094,530	11,906,951
Sales	–	–	(656,551)	(656,551)
Closing Balance, as of March 31, 2013	$31,218,409	$49,939,703	$47,461,963	$128,620,075

1 Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

2 The change in unrealized appreciation/depreciation on investments still held as of March 31, 2013 was $3,589,288.

Certain of the Fund’s investments that are categorized as Level 3 were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	19

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Series Trust
(Registrant)

By:	/s/ Thomas A. Swank
Thomas A. Swank Chief Executive Officer
Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 Act, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Swank
Thomas A. Swank Chief Executive Officer
Date:	May 24, 2013

By:	/s/ Elizabeth Strouse
Elizabeth Strouse Principal Financial Officer
Date:	May 24, 2013